OMB APPROVAL
OMB Number: 3235-0570
Expires: January 31, 2017
Estimated average burden hours per response: 20.6
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07651
Voya Variable Portfolios, Inc.
(Exact name of registrant as specified in charter)
7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)
The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-992-0180
Date of fiscal year end: December 31
Date of reporting period: January 1, 2015 to June 30, 2015

Item 1. Reports to Stockholders.
The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):
1

Semi-Annual Report
June 30, 2015
Classes ADV, I, S, and S2
Voya Variable Product Index Funds
■
Voya Australia Index Portfolio

■
Voya Emerging Markets Index Portfolio

■
Voya Euro STOXX 50® Index Portfolio

■
Voya FTSE 100 Index® Portfolio

■
Voya Hang Seng Index Portfolio

■
Voya International Index Portfolio

■
Voya Japan TOPIX Index® Portfolio

■
Voya Russell™ Large Cap Growth Index Portfolio

■
Voya Russell™ Large Cap Index Portfolio

■
Voya Russell™ Large Cap Value Index Portfolio

■
Voya Russell™ Mid Cap Growth Index Portfolio

■
Voya Russell™ Mid Cap Index Portfolio

■
Voya Russell™ Small Cap Index Portfolio

■
Voya U.S. Bond Index Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2015

Market Perspective
After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Australia Index Portfolio
Class I	$1,000.00	$975.20	0.45%	$2.20	$1,000.00	$1,022.56	0.45%	$2.26
Voya Emerging Markets Index Portfolio
Class I	$1,000.00	$1,029.00	0.57%	$2.87	$1,000.00	$1,021.97	0.57%	$2.86
Class S	1,000.00	1,027.90	0.82	4.12	1,000.00	1,020.73	0.82	4.11
Voya Euro STOXX 50® Index Portfolio
Class ADV	$1,000.00	$1,031.80	0.93%	$4.69	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,034.60	0.43	2.17	1,000.00	1,022.66	0.43	2.16
Voya FTSE 100 Index® Portfolio
Class ADV	$1,000.00	$1,023.90	0.91%	$4.57	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	1,026.50	0.41	2.06	1,000.00	1,022.76	0.41	2.06
Voya Hang Seng Index Portfolio
Class ADV	$1,000.00	$1,131.00	1.19%	$6.29	$1,000.00	$1,018.89	1.19%	$5.96
Class I	1,000.00	1,134.30	0.69	3.65	1,000.00	1,021.37	0.69	3.46
Class S	1,000.00	1,132.80	0.94	4.97	1,000.00	1,020.13	0.94	4.71
Voya International Index Portfolio
Class ADV	$1,000.00	$1,059.40	0.97%	$4.95	$1,000.00	$1,019.98	0.97%	$4.86
Class I	1,000.00	1,062.60	0.48	2.45	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,062.20	0.73	3.73	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	1,060.40	0.88	4.50	1,000.00	1,020.43	0.88	4.41
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Japan TOPIX Index Portfolio
Class ADV	$1,000.00	$1,151.20	0.91%	$4.85	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	1,153.90	0.41	2.19	1,000.00	1,022.76	0.41	2.06
Voya Russell™ Large Cap Growth Index Portfolio
Class I	$1,000.00	$1,035.70	0.43%	$2.17	$1,000.00	$1,022.66	0.43%	$2.16
Class S	1,000.00	1,034.90	0.68	3.43	1,000.00	1,021.42	0.68	3.41
Voya Russell™ Large Cap Index Portfolio
Class ADV	$1,000.00	$1,009.40	0.87%	$4.33	$1,000.00	$1,020.48	0.87%	$4.36
Class I	1,000.00	1,011.90	0.37	1.85	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	1,010.90	0.62	3.09	1,000.00	1,021.72	0.62	3.11
Class S2	1,000.00	1,010.00	0.77	3.84	1,000.00	1,020.98	0.77	3.86
Voya Russell™ Large Cap Value Index Portfolio
Class I	$1,000.00	$989.20	0.44%	$2.17	$1,000.00	$3,477.27	0.44%	$4.88
Class S	1,000.00	987.60	0.69	3.40	1,000.00	1,021.37	0.69	3.46
Voya Russell™ Mid Cap Growth Index Portfolio
Class I	$1,000.00	$1,039.60	0.44%	$2.23	$1,000.00	$1,022.61	0.44%	$2.21
Class S	1,000.00	1,038.80	0.69	3.49	1,000.00	1,021.37	0.69	3.46
Class S2	1,000.00	1,037.40	0.84	4.24	1,000.00	1,020.63	0.84	4.21
Voya Russell™ Mid Cap Index Portfolio
Class ADV	$1,000.00	$1,019.00	0.93%	$4.66	$1,000.00	$1,020.18	0.93%	$4.66
Class I	1,000.00	1,021.90	0.43	2.16	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,020.50	0.68	3.41	1,000.00	1,021.42	0.68	3.41
Class S2	1,000.00	1,019.90	0.83	4.16	1,000.00	1,020.68	0.83	4.16
Voya Russell™ Small Cap Index Portfolio
Class ADV	$1,000.00	$1,043.40	0.95%	$4.81	$1,000.00	$1,020.08	0.95%	$4.76
Class I	1,000.00	1,045.60	0.45	2.28	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,044.50	0.70	3.55	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,044.10	0.85	4.31	1,000.00	1,020.58	0.85	4.26
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$994.10	0.90%	$4.45	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	997.10	0.40	1.98	1,000.00	1,022.81	0.40	2.01
Class S	1,000.00	996.50	0.65	3.22	1,000.00	1,021.57	0.65	3.26
Class S2	1,000.00	995.20	0.80	3.96	1,000.00	1,020.83	0.80	4.01

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$175,146,273	$583,172,729	$445,642,286	$382,989,679
Short-term investments at fair value**	9,663,878	14,036,177	7,673,478	635,742
Total investments at fair value	$184,810,151	$597,208,906	$453,315,764	$383,625,421
Cash	—	—	2,169,601	2,283,719
Cash collateral for futures	256,855	584,763	595,071	200,030
Foreign currencies at value***	222,331	858,454	1,361,480	1,725,213
Foreign cash collateral for futures****	80,251	—	156,122	52,957
Receivables:
Investment securities sold	—	161,296	—	786,050
Fund shares sold	—	162,357	8,779	107
Dividends	1,501,793	3,247,508	431,329	1,804,806
Foreign tax reclaims	—	—	216,769	14,438
Unrealized appreciation on forward foreign currency contracts	3,388	—	—	8,010
Prepaid expenses	679	2,585	1,765	52,198
Other assets	2,314	3,088	8,889	7,175
Total assets	186,877,762	602,228,957	458,265,569	390,560,124
LIABILITIES:
Payable for investment securities purchased	—	23,898	—	785,620
Payable for fund shares redeemed	65,143	277,559	154,132	149,964
Payable upon receipt of securities loaned	7,676,878	6,625,177	2,951,888	635,742
Payable for prefunded securities lending collateral	—	—	4,721,590	—
Unrealized depreciation on forward foreign currency contracts	17,817	—	35,231	20,078
Payable for investment management fees	52,741	197,650	134,413	115,879
Payable for distribution and shareholder service fees	—	—	16,391	3,010
Payable to custodian due to bank overdraft	91,714	821	—	—
Payable for directors fees	954	3,196	2,373	2,090
Payable to directors under the deferred compensation plan (Note 6)	2,314	3,088	8,889	7,175
Other accrued expenses and liabilities	63,583	523,413	187,224	143,871
Total liabilities	7,971,144	7,654,802	8,212,131	1,863,429
NET ASSETS	$178,906,618	$594,574,155	$450,053,438	$388,696,695
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$200,182,477	$628,556,905	$414,058,743	$320,687,948
Undistributed net investment income	3,850,984	6,201,945	10,387,145	8,486,647
Accumulated net realized gain (loss)	(10,333,205)	(21,084,168)	(55,519,855)	3,228,428
Net unrealized appreciation (depreciation)	(14,793,638)	(19,100,527)	81,127,405	56,293,672
NET ASSETS	$178,906,618	$594,574,155	$450,053,438	$388,696,695
+ Including securities loaned at value	$7,229,429	$6,144,796	$2,808,171	$604,822
* Cost of investments in securities	$189,829,236	$602,296,601	$364,484,355	$326,494,049
** Cost of short-term investments	$9,663,878	$14,036,177	$7,673,478	$635,742
*** Cost of foreign currencies	$221,785	$862,833	$1,366,608	$1,726,976
**** Cost of foreign cash collateral for futures	$80,252	$—	$156,122	$52,957
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
Class ADV
Net assets	n/a	n/a	$38,560,437	$7,245,091
Shares authorized	n/a	n/a	100,000,000	100,000,000
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	3,697,195	686,628
Net asset value and redemption price per share	n/a	n/a	$10.43	$10.55
Class I
Net assets	$178,906,618	$594,569,379	$411,493,001	$381,451,604
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	21,097,984	55,293,189	39,121,241	35,901,352
Net asset value and redemption price per share	$8.48	$10.75	$10.52	$10.62
Class S
Net assets	n/a	$4,776	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	446	n/a	n/a
Net asset value and redemption price per share	n/a	$10.72	n/a	n/a
Class S2
Net assets	n/a	n/a	n/a	n/a
Shares authorized	n/a	n/a	n/a	n/a
Par value	n/a	n/a	n/a	n/a
Shares outstanding	n/a	n/a	n/a	n/a
Net asset value and redemption price per share	n/a	n/a	n/a	n/a
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$106,854,652	$1,496,710,512	$357,831,941	$533,175,364
Short-term investments at fair value**	1,421,000	27,613,148	3,413,556	5,779,846
Total investments at fair value	$108,275,652	$1,524,323,660	$361,245,497	$538,955,210
Cash	—	10,029	943,574	2,868
Cash collateral for futures	212,958	592,043	1,045,313	265,197
Foreign currencies at value***	1,809,371	259,234	1,851,893	—
Foreign cash collateral for futures****	171,614	—	22,772	—
Receivables:
Investment securities sold	—	234,387	—	75,700,841
Fund shares sold	1,161,127	397,751	—	1,953
Dividends	1,322,771	3,107,962	289,698	549,983
Foreign tax reclaims	—	1,543,509	140,824	—
Unrealized appreciation on forward foreign currency contracts	345	—	39,314	—
Prepaid expenses	478	6,362	1,460	1,799
Reimbursement due from manager	—	87,009	—	—
Other assets	1,964	43,390	5,805	6,090
Total assets	112,956,280	1,530,605,336	365,586,150	615,483,941
LIABILITIES:
Payable for investment securities purchased	—	234,739	—	76,916,016
Payable for fund shares redeemed	45,951	5,389,030	129,937	513,092
Payable upon receipt of securities loaned	—	13,684,148	3,413,556	82,791
Unrealized depreciation on forward foreign currency contracts	—	—	9,600	—
Payable for investment management fees	47,326	586,448	105,465	179,473
Payable for distribution and shareholder service fees	9,328	397,981	9,655	53,724
Payable to custodian due to bank overdraft	122,523	—	—	—
Payable for directors fees	589	7,925	1,938	2,762
Payable to directors under the deferred compensation plan (Note 6)	1,964	43,390	5,805	6,090
Other accrued expenses and liabilities	74,036	445,735	110,939	55,533
Total liabilities	301,717	20,789,396	3,786,895	77,809,481
NET ASSETS	$112,654,563	$1,509,815,940	$361,799,255	$537,674,460
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$81,071,768	$1,551,954,287	$283,503,715	$399,325,575
Undistributed net investment income	1,896,773	25,728,323	2,718,677	3,445,827
Accumulated net realized gain (loss)	(1,681,560)	(188,082,229)	4,412,891	(104,887,832)
Net unrealized appreciation	31,367,582	120,215,559	71,163,972	239,790,890
NET ASSETS	$112,654,563	$1,509,815,940	$361,799,255	$537,674,460
+ Including securities loaned at value	$—	$11,739,123	$3,163,218	$80,634
* Cost of investments in securities	$75,325,957	$1,376,120,906	$286,668,830	$293,323,465
** Cost of short-term investments	$1,421,000	$27,613,148	$3,413,556	$5,779,846
*** Cost of foreign currencies	$1,808,292	$258,503	$1,839,339	$—
**** Cost of foreign cash collateral for futures	$171,614	$—	$22,772	$—
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
Net assets	$1,552,433	$908,882,854	$23,303,970	n/a
Shares authorized	100,000,000	250,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	98,699	95,727,470	2,090,812	n/a
Net asset value and redemption price per share	$15.73	$9.49	$11.15	n/a
Class I
Net assets	$69,014,390	$507,001,482	$338,495,285	$281,791,170
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	4,362,984	52,406,598	30,035,322	11,301,993
Net asset value and redemption price per share	$15.82	$9.67	$11.27	$24.93
Class S
Net assets	$42,087,740	$92,401,394	n/a	$255,883,290
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	2,665,434	9,607,768	n/a	10,302,028
Net asset value and redemption price per share	$15.79	$9.62	n/a	$24.84
Class S2
Net assets	n/a	$1,530,210	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	159,366	n/a	n/a
Net asset value and redemption price per share	n/a	$9.60	n/a	n/a
See Accompanying Notes to Financial Statements
9

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$806,499,238	$201,551,731	$379,116,234	$2,181,795,390
Investments in affiliates at fair value**	—	—	—	3,631,723
Short-term investments at fair value***	7,156,793	1,910,000	19,837,698	47,882,619
Total investments at fair value	$813,656,031	$203,461,731	$398,953,932	$2,233,309,732
Cash	57,135	255	333	1,837,806
Cash collateral for futures	394,662	114,092	456,214	1,536,310
Receivables:
Investment securities sold	29,353,592	26,365,453	83,328,330	191,756,751
Fund shares sold	234,210	33,061	56,800	572,165
Dividends	938,332	264,488	191,779	2,428,124
Interest	—	—	—	4
Foreign tax reclaims	—	306	—	153
Prepaid expenses	3,214	766	1,664	9,139
Reimbursement due from manager	7,127	—	—	—
Other assets	55,124	1,889	4,655	31,821
Total assets	844,699,427	230,242,041	482,993,707	2,431,482,005
LIABILITIES:
Payable for investment securities purchased	29,526,128	25,971,641	87,474,978	188,065,352
Payable for fund shares redeemed	406,800	169,047	2,762,474	622,029
Payable upon receipt of securities loaned	183,793	—	5,924,697	21,416,619
Payable for investment management fees	238,968	68,502	130,941	751,870
Payable for distribution and shareholder service fees	139,622	32,776	70,714	147,236
Payable for directors fees	4,237	1,066	2,142	11,650
Payable to directors under the deferred compensation plan (Note 6)	55,124	1,889	4,655	31,821
Other accrued expenses and liabilities	80,315	35,622	65,536	243,911
Total liabilities	30,634,987	26,280,543	96,436,137	211,290,488
NET ASSETS	$814,064,440	$203,961,498	$386,557,570	$2,220,191,517
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$544,298,899	$145,649,525	$279,572,963	$1,102,240,507
Undistributed net investment income	6,475,120	1,944,848	956,679	11,643,474
Accumulated net realized gain (loss)	(177,008,279)	324,087	(33,127,701)	164,812,003
Net unrealized appreciation	440,298,700	56,043,038	139,155,629	941,495,533
NET ASSETS	$814,064,440	$203,961,498	$386,557,570	$2,220,191,517
+ Including securities loaned at value	$58,165	$—	$5,780,898	$20,856,170
* Cost of investments in securities	$366,085,518	$145,465,189	$239,785,269	$1,240,364,810
** Cost of investments in affiliates	$—	$—	$—	$2,968,103
*** Cost of short-term investments	$7,156,793	$1,910,000	$19,837,698	$47,882,619
See Accompanying Notes to Financial Statements
10

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
Class ADV
Net assets	$35,805,388	n/a	n/a	$145,851,723
Shares authorized	100,000,000	n/a	n/a	100,000,000
Par value	$0.001	n/a	n/a	$0.001
Shares outstanding	2,291,900	n/a	n/a	9,241,916
Net asset value and redemption price per share	$15.62	n/a	n/a	$15.78
Class I
Net assets	$186,949,213	$48,159,446	$54,204,030	$1,674,568,334
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,784,255	2,502,721	1,927,654	103,794,701
Net asset value and redemption price per share	$15.86	$19.24	$28.12	$16.13
Class S
Net assets	$587,366,948	$155,802,052	$330,303,322	$380,232,682
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	37,236,364	8,134,390	11,769,212	23,772,659
Net asset value and redemption price per share	$15.77	$19.15	$28.07	$15.99
Class S2
Net assets	$3,942,891	n/a	$2,050,218	$19,538,778
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	247,210	n/a	73,193	1,233,617
Net asset value and redemption price per share	$15.95	n/a	$28.01	$15.84
See Accompanying Notes to Financial Statements
11

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$960,180,737	$3,938,614,912
Short-term investments at fair value**	82,439,986	221,936,224
Total investments at fair value	$1,042,620,723	$4,160,551,136
Cash	2,510,579	443,719
Cash collateral for futures	1,470,428	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	2,560,410
Foreign currencies at value***	2,101	—
Receivables:
Investment securities sold	94,337,979	404,632,603
Fund shares sold	300,556	642,547
Dividends	1,092,064	821
Interest	—	21,395,075
Prepaid expenses	3,692	16,504
Reimbursement due from manager	8,044	—
Other assets	20,551	—
Total assets	1,142,366,717	4,590,242,815
LIABILITIES:
Payable for investment securities purchased	93,843,608	827,783,371
Payable for fund shares redeemed	424,714	1,375,000
Payable upon receipt of securities loaned	55,801,986	11,652,190
Payable for investment management fees	355,193	1,172,005
Payable for distribution and shareholder service fees	102,555	58,366
Payable for directors fees	4,935	18,930
Payable to directors under the deferred compensation plan (Note 6)	20,551	—
Other accrued expenses and liabilities	85,504	407,107
Total liabilities	150,639,046	842,466,969
NET ASSETS	$991,727,671	$3,747,775,846
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$597,002,473	$3,673,167,627
Undistributed net investment income	4,548,586	15,820,691
Accumulated net realized gain	55,206,688	2,586,605
Net unrealized appreciation	334,969,924	56,200,923
NET ASSETS	$991,727,671	$3,747,775,846
+ Including securities loaned at value	$54,039,052	$11,367,746
* Cost of investments in securities	$625,030,121	$3,882,444,976
** Cost of short-term investments	$82,439,986	$221,905,237
*** Cost of foreign currencies	$2,101	$—
See Accompanying Notes to Financial Statements
12

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$85,333,695	$23,073,946
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	5,595,985	2,178,180
Net asset value and redemption price per share	$15.25	$10.59
Class I
Net assets	$589,021,928	$3,486,375,962
Shares authorized	100,000,000	700,000,000
Par value	$0.001	$0.001
Shares outstanding	37,722,805	327,546,015
Net asset value and redemption price per share	$15.61	$10.64
Class S
Net assets	$307,420,964	$235,981,144
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	19,833,938	22,244,952
Net asset value and redemption price per share	$15.50	$10.61
Class S2
Net assets	$9,951,084	$2,344,794
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	650,538	221,006
Net asset value and redemption price per share	$15.30	$10.61
See Accompanying Notes to Financial Statements
13

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,171,372	$7,804,835	$10,907,951	$9,323,139
Interest	1,501	9	—	141
Securities lending income, net	24,165	183,080	472,968	20,145
Total investment income	4,197,038	7,987,924	11,380,919	9,343,425
EXPENSES:
Investment management fees(1)	598,724	1,848,633	1,491,834	1,313,111
Distribution and shareholder service fees:
Class ADV(2)	—	6	83,545	16,730
Class S	—	4	—	—
Class S2(3)	—	6	—	—
Transfer agent fees	141	775	329	269
Administrative service fees(1)	63,560	212,253	155,471	137,784
Shareholder reporting expense	4,525	10,492	7,421	1,747
Professional fees	8,869	33,557	14,480	14,932
Custody and accounting expense	42,173	354,697	80,685	49,547
Directors fees	2,862	9,591	7,118	6,270
License fee	22,439	95,116	70,597	30,646
Miscellaneous expense	9,622	16,920	12,465	9,874
Interest expense	443	941	326	307
Total expenses	753,358	2,582,991	1,924,271	1,581,217
Net waived and reimbursed fees	(331,137)	(792,649)	(823,648)	(725,443)
Net expenses	422,221	1,790,342	1,100,623	855,774
Net investment income	3,774,817	6,197,582	10,280,296	8,487,651
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,021,471)	(7,073,627)	4,615,262	5,827,739
Foreign currency related transactions	(101,196)	(128,905)	(209,929)	(299,578)
Futures	(59,614)	686,928	388,145	589,817
Net realized gain (loss)	(1,182,281)	(6,515,604)	4,793,478	6,117,978
Net change in unrealized appreciation (depreciation) on:
Investments	(6,636,721)	20,792,712	1,396,456	(2,045,118)
Foreign currency related transactions	(8,321)	(37,166)	69,357	15,636
Futures	(60,506)	(152,285)	(71,610)	(429,714)
Net change in unrealized appreciation (depreciation)	(6,705,548)	20,603,261	1,394,203	(2,459,196)
Net realized and unrealized gain (loss)	(7,887,829)	14,087,657	6,187,681	3,658,782
Increase (decrease) in net assets resulting from operations	$(4,113,012)	$20,285,239	$16,467,977	$12,146,433
* Foreign taxes withheld	$59,516	$863,728	$1,555,791	$108,092

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

(2)
Class ADV for Voya Emerging Markets Index Portfolio liquidated on May 28, 2015.

(3)
Class S2 for Voya Emerging Markets Index Portfolio liquidated on May 28, 2015.

See Accompanying Notes to Financial Statements
14

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index® Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,353,043	$30,374,339	$3,451,464	$4,946,692
Interest	18	30,833	198	—
Securities lending income, net	1,055	669,163	41,833	369
Total investment income	2,354,116	31,074,335	3,493,495	4,947,061
EXPENSES:
Investment management fees(1)	370,959	3,076,155	1,218,384	1,182,712
Distribution and shareholder service fees:
Class ADV	4,055	2,332,763	41,341	—
Class S	48,417	117,921	—	330,336
Class S2	—	4,533	—	—
Transfer agent fees	185	1,528	270	491
Administrative service fees(1)	38,168	522,782	127,059	181,690
Shareholder reporting expense	3,258	46,831	6,285	15,968
Professional fees	6,536	53,967	12,514	17,014
Custody and accounting expense	49,736	381,615	60,168	21,720
Directors fees	1,768	23,777	5,814	8,286
License fee	23,379	235,810	11,533	—
Miscellaneous expense	3,553	41,813	9,385	9,939
Interest expense	636	1,014	314	50
Total expenses	550,650	6,840,509	1,493,067	1,768,206
Net waived and reimbursed fees	(96,531)	(645,685)	(672,718)	(273,917)
Net expenses	454,119	6,194,824	820,349	1,494,289
Net investment income	1,899,997	24,879,511	2,673,146	3,452,772
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,615,598	(4,360,187)	8,380,680	22,575,219
Foreign currency related transactions	(324)	(241,831)	(370,219)	—
Futures	236,772	1,019,814	812,630	690,910
Net realized gain (loss)	3,852,046	(3,582,204)	8,823,091	23,266,129
Net change in unrealized appreciation (depreciation) on:
Investments	9,001,721	75,119,611	43,555,303	(6,992,770)
Foreign currency related transactions	1,622	65,576	92,750	—
Futures	(191,944)	(352,963)	2,315	(391,044)
Net change in unrealized appreciation (depreciation)	8,811,399	74,832,224	43,650,368	(7,383,814)
Net realized and unrealized gain	12,663,445	71,250,020	52,473,459	15,882,315
Increase in net assets resulting from operations	$14,563,442	$96,129,531	$55,146,605	$19,335,087
* Foreign taxes withheld	$112,372	$2,786,199	$383,439	$—

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
15

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,929,592	$2,613,653	$2,240,130	$17,111,536
Interest	—	—	—	17
Dividends from affiliates	—	—	—	920
Securities lending income, net	1,455	608	101,855	478,804
Total investment income	8,931,047	2,614,261	2,341,985	17,591,277
EXPENSES:
Investment management fees(1)	1,190,248	457,752	916,627	3,849,104
Distribution and shareholder service fees:
Class ADV(2)	89,938	—	17	350,964
Class S	766,106	203,185	415,895	479,921
Class S2	10,621	—	5,500	48,823
Transfer agent fees	623	2,607	451	1,589
Administrative service fees(1)	280,637	70,556	145,545	773,536
Shareholder reporting expense	22,625	8,688	12,670	41,855
Professional fees	26,064	7,059	19,186	62,135
Custody and accounting expense	50,680	11,765	36,200	122,175
Directors fees	12,712	3,195	6,426	34,949
Miscellaneous expense	19,384	7,665	15,991	62,443
Interest expense	63	522	42	289
Total expenses	2,469,701	772,994	1,574,550	5,827,783
Net recouped/waived and reimbursed fees	(43,474)	(105,660)	(213,533)	32,538
Net expenses	2,426,227	667,334	1,361,017	5,860,321
Net investment income	6,504,820	1,946,927	980,968	11,730,956
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	28,238,037	10,212,686	44,219,684	172,584,305
Affiliates	—	—	—	27,536
Futures	1,328,281	229,469	1,013,366	3,210,012
Net realized gain	29,566,318	10,442,155	45,233,050	175,821,853
Net change in unrealized appreciation (depreciation) on:
Investments	(25,059,965)	(14,450,558)	(28,085,017)	(134,162,403)
Affiliates	—	—	—	109,359
Futures	(642,726)	(170,740)	(321,887)	(1,444,865)
Net change in unrealized appreciation (depreciation)	(25,702,691)	(14,621,298)	(28,406,904)	(135,497,909)
Net realized and unrealized gain (loss)	3,863,627	(4,179,143)	16,826,146	40,323,944
Increase (decrease) in net assets resulting from operations	$10,368,447	$(2,232,216)	$17,807,114	$52,054,900
* Foreign taxes withheld	$2,013	$1,873	$2,846	$12,502

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

(2)
Class ADV for Voya Russell™ Mid Cap Growth Index Portfolio liquidated on May 28, 2015.

See Accompanying Notes to Financial Statements
16

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,287,155	$5,773
Interest, net of foreign taxes withheld*	13	43,084,618
Securities lending income, net	1,086,711	134,787
Total investment income	7,373,879	43,225,178
EXPENSES:
Investment management fees(1)	1,781,164	5,859,755
Distribution and shareholder service fees:
Class ADV	200,433	52,435
Class S	376,102	299,605
Class S2	24,419	6,011
Transfer agent fees	1,009	2,397
Administrative service fees(1)	322,984	1,247,244
Shareholder reporting expense	27,150	66,951
Professional fees	31,132	105,138
Custody and accounting expense	59,730	214,666
Directors fees	14,804	56,788
Miscellaneous expense	26,343	79,649
Interest expense	408	300
Total expenses	2,865,678	7,990,939
Net waived and reimbursed fees	(58,288)	(89,865)
Net expenses	2,807,390	7,901,074
Net investment income	4,566,489	35,324,104
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	54,701,866	5,416,919
Foreign currency related transactions	(44)	—
Futures	2,365,258	—
Swaps	—	150,271
Net realized gain	57,067,080	5,567,190
Net change in unrealized appreciation (depreciation) on:
Investments	(17,665,682)	(51,309,991)
Futures	(432,307)	—
Swaps	—	(80,611)
Net change in unrealized appreciation (depreciation)	(18,097,989)	(51,390,602)
Net realized and unrealized gain (loss)	38,969,091	(45,823,412)
Increase (decrease) in net assets resulting from operations	$43,535,580	$(10,499,308)
* Foreign taxes withheld	$3,346	$19

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
17

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Australia Index Portfolio		Voya Emerging Markets Index Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$3,774,817	$8,314,397	$6,197,582	$12,604,857
Net realized (loss)	(1,182,281)	(1,042,523)	(6,515,604)	(9,072,597)
Net change in unrealized appreciation (depreciation)	(6,705,548)	(15,356,337)	20,603,261	(28,852,231)
Increase (decrease) in net assets resulting from operations	(4,113,012)	(8,084,463)	20,285,239	(25,319,971)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(132)	(105)	(54)	(33)
Class I	(9,771,538)	(7,992,562)	(12,673,939)	(8,397,538)
Class S	—	—	(60)	(40)
Class S2	—	—	(56)	(37)
Total distributions	(9,771,670)	(7,992,667)	(12,674,109)	(8,397,648)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,765,021	31,929,453	17,016,418	228,468,026
Reinvestment of distributions	9,771,538	7,992,562	12,673,939	8,397,538
	17,536,559	39,922,015	29,690,357	236,865,564
Cost of shares redeemed	(15,336,032)	(37,180,306)	(78,516,603)	(173,824,044)
Net increase (decrease) in net assets resulting from capital share transactions	2,200,527	2,741,709	(48,826,246)	63,041,520
Net increase (decrease) in net assets	(11,684,155)	(13,335,421)	(41,215,116)	29,323,901
NET ASSETS:
Beginning of year or period	190,590,773	203,926,194	635,789,271	606,465,370
End of year or period	$178,906,618	$190,590,773	$594,574,155	$635,789,271
Undistributed net investment income at end of year or period	$3,850,984	$9,847,837	$6,201,945	$12,678,472

See Accompanying Notes to Financial Statements
18

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Euro STOXX 50® Index Portfolio		Voya FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$10,280,296	$15,640,848	$8,487,651	$28,413,775
Net realized gain	4,793,478	14,441,872	6,117,978	9,693,240
Net change in unrealized appreciation (depreciation)	1,394,203	(74,947,468)	(2,459,196)	(65,085,205)
Increase (decrease) in net assets resulting from operations	16,467,977	(44,864,748)	12,146,433	(26,978,190)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,063,806)	(1,000,682)	(419,841)	(238,950)
Class I	(13,860,998)	(16,844,821)	(27,476,747)	(16,476,434)
Net realized gains:
Class ADV	—	—	(180,746)	(532,058)
Class I	—	—	(10,875,058)	(33,333,385)
Total distributions	(14,924,804)	(17,845,503)	(38,952,392)	(50,580,827)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,247,678	77,279,833	3,359,912	58,290,148
Reinvestment of distributions	14,924,803	17,845,503	38,952,392	50,580,827
	29,172,481	95,125,336	42,312,304	108,870,975
Cost of shares redeemed	(44,898,863)	(101,715,780)	(45,912,902)	(83,428,489)
Net increase (decrease) in net assets resulting from capital share transactions	(15,726,382)	(6,590,444)	(3,600,598)	25,442,486
Net decrease in net assets	(14,183,209)	(69,300,695)	(30,406,557)	(52,116,531)
NET ASSETS:
Beginning of year or period	464,236,647	533,537,342	419,103,252	471,219,783
End of year or period	$450,053,438	$464,236,647	$388,696,695	$419,103,252
Undistributed net investment income at end of year or period	$10,387,145	$15,031,653	$8,486,647	$27,895,584

See Accompanying Notes to Financial Statements
19

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Hang Seng Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,899,997	$3,343,997	$24,879,511	$40,395,467
Net realized gain (loss)	3,852,046	1,011,494	(3,582,204)	(14,171,010)
Net change in unrealized appreciation (depreciation)	8,811,399	(455,140)	74,832,224	(100,341,227)
Increase (decrease) in net assets resulting from operations	14,563,442	3,900,351	96,129,531	(74,116,770)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(37,556)	(40,226)	(24,237,441)	(8,654,053)
Class I	(2,322,850)	(2,121,591)	(15,085,728)	(3,966,540)
Class S	(1,065,471)	(853,855)	(2,530,530)	(704,877)
Class S2	—	—	(34,160)	(13,516)
Total distributions	(3,425,877)	(3,015,672)	(41,887,859)	(13,338,986)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,493,621	20,959,100	62,122,570	260,233,264
Proceeds from shares issued in merger (Note 15)	—	—	—	1,058,745,439
Reinvestment of distributions	3,425,877	3,015,672	41,887,859	13,338,986
	13,919,498	23,974,772	104,010,429	1,332,317,689
Cost of shares redeemed	(22,600,403)	(36,354,731)	(195,905,223)	(374,633,359)
Net increase (decrease) in net assets resulting from capital share transactions	(8,680,905)	(12,379,959)	(91,894,794)	957,684,330
Net increase (decrease) in net assets	2,456,660	(11,495,280)	(37,653,122)	870,228,574
NET ASSETS:
Beginning of year or period	110,197,903	121,693,183	1,547,469,062	677,240,488
End of year or period	$112,654,563	$110,197,903	$1,509,815,940	$1,547,469,062
Undistributed net investment income at end of year or period	$1,896,773	$3,422,653	$25,728,323	$42,736,671

See Accompanying Notes to Financial Statements
20

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Japan TOPIX Index® Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$2,673,146	$5,212,650	$3,452,772	$5,826,036
Net realized gain	8,823,091	4,089,522	23,266,129	29,077,435
Net change in unrealized appreciation (depreciation)	43,650,368	(28,745,507)	(7,383,814)	25,616,117
Increase (decrease) in net assets resulting from operations	55,146,605	(19,443,335)	19,335,087	60,519,588
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(182,203)	(129,908)	—	—
Class I	(4,153,473)	(5,481,044)	(3,321,385)	(3,525,724)
Class S	—	—	(2,504,465)	(2,253,990)
Net realized gains:
Class ADV	(247,998)	(950,899)	—	—
Class I	(4,136,589)	(27,240,581)	—	—
Total distributions	(8,720,263)	(33,802,432)	(5,825,850)	(5,779,714)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,522,793	51,239,234	27,084,260	100,338,979
Reinvestment of distributions	8,720,263	33,802,432	5,825,850	5,779,714
	23,243,056	85,041,666	32,910,110	106,118,693
Cost of shares redeemed	(69,995,683)	(70,830,898)	(50,883,265)	(96,661,889)
Net increase (decrease) in net assets resulting from capital share transactions	(46,752,627)	14,210,768	(17,973,155)	9,456,804
Net increase (decrease) in net assets	(326,285)	(39,034,999)	(4,463,918)	64,196,678
NET ASSETS:
Beginning of year or period	362,125,540	401,160,539	542,138,378	477,941,700
End of year or period	$361,799,255	$362,125,540	$537,674,460	$542,138,378
Undistributed net investment income at end of year or period	$2,718,677	$4,381,207	$3,445,827	$5,818,905

See Accompanying Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$6,504,820	$12,041,579	$1,946,927	$3,131,464
Net realized gain	29,566,318	16,572,025	10,442,155	5,794,343
Net change in unrealized appreciation (depreciation)	(25,702,691)	66,919,394	(14,621,298)	12,638,306
Increase (decrease) in net assets resulting from operations	10,368,447	95,532,998	(2,232,216)	21,564,113
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(422,251)	(411,173)	—	—
Class I	(3,100,399)	(2,772,734)	(797,334)	(765,924)
Class S	(8,446,304)	(8,038,695)	(2,305,935)	(1,828,672)
Class S2	(52,561)	(47,422)	—	—
Net realized gains:
Class ADV	—	—	—	—
Class I	—	—	(630,529)	(735,139)
Class S	—	—	(2,086,592)	(2,000,512)
Total distributions	(12,021,515)	(11,270,024)	(5,820,390)	(5,330,247)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,384,883	115,400,174	27,252,392	58,971,291
Reinvestment of distributions	12,021,515	11,270,024	5,820,390	5,330,247
	60,406,398	126,670,198	33,072,782	64,301,538
Cost of shares redeemed	(94,169,611)	(134,318,530)	(28,745,178)	(35,048,667)
Net increase (decrease) in net assets resulting from capital share transactions	(33,763,213)	(7,648,332)	4,327,604	29,252,871
Net increase (decrease) in net assets	(35,416,281)	76,614,642	(3,725,002)	45,486,737
NET ASSETS:
Beginning of year or period	849,480,721	772,866,079	207,686,500	162,199,763
End of year or period	$814,064,440	$849,480,721	$203,961,498	$207,686,500
Undistributed net investment income at end of year or period	$6,475,120	$11,991,815	$1,944,848	$3,101,190

See Accompanying Notes to Financial Statements
22

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$980,968	$2,588,598	$11,730,956	$25,808,917
Net realized gain	45,233,050	24,728,997	175,821,853	172,741,637
Net change in unrealized appreciation (depreciation)	(28,406,904)	21,099,528	(135,497,909)	77,688,156
Increase in net assets resulting from operations	17,807,114	48,417,123	52,054,900	276,238,710
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(36)	(2)	(1,231,943)	(782,106)
Class I	(463,018)	(523,892)	(20,928,767)	(19,811,937)
Class S	(2,118,372)	(713,505)	(4,004,346)	(2,844,338)
Class S2	(9,312)	(1,972)	(172,194)	(125,988)
Net realized gains:
Class ADV	—	—	(11,014,196)	(3,375,063)
Class I	—	—	(129,234,654)	(58,040,604)
Class S	—	—	(29,820,784)	(10,249,867)
Class S2	—	—	(1,487,788)	(515,856)
Total distributions	(2,590,738)	(1,239,371)	(197,894,672)	(95,745,759)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,783,677	134,246,547	115,219,164	226,658,986
Reinvestment of distributions	2,590,702	1,239,369	197,894,671	95,745,759
	36,374,379	135,485,916	313,113,835	322,404,745
Cost of shares redeemed	(92,631,363)	(90,995,203)	(254,251,390)	(568,992,226)
Net increase (decrease) in net assets resulting from capital share transactions	(56,256,984)	44,490,713	58,862,445	(246,587,481)
Net increase (decrease) in net assets	(41,040,608)	91,668,465	(86,977,327)	(66,094,530)
NET ASSETS:
Beginning of year or period	427,598,178	335,929,713	2,307,168,844	2,373,263,374
End of year or period	$386,557,570	$427,598,178	$2,220,191,517	$2,307,168,844
Undistributed net investment income at end of year or period	$956,679	$2,566,449	$11,643,474	$26,249,768

See Accompanying Notes to Financial Statements
23

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$4,566,489	$9,236,936	$35,324,104	$70,960,887
Net realized gain	57,067,080	85,495,469	5,567,190	49,855,532
Net change in unrealized appreciation (depreciation)	(18,097,989)	(51,082,700)	(51,390,602)	101,453,509
Increase (decrease) in net assets resulting from operations	43,535,580	43,649,705	(10,499,308)	222,269,928
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(539,601)	(457,141)	(109,860)	(239,938)
Class I	(6,150,451)	(6,355,628)	(21,381,344)	(73,018,279)
Class S	(2,455,955)	(2,422,533)	(1,368,598)	(3,891,510)
Class S2	(66,055)	(60,425)	(12,490)	(39,819)
Net realized gains:
Class ADV	(7,081,772)	(4,093,826)	(45,419)	—
Class I	(49,533,156)	(36,974,169)	(7,523,817)	—
Class S	(25,785,726)	(17,913,144)	(512,228)	—
Class S2	(859,795)	(601,965)	(5,046)	—
Total distributions	(92,472,511)	(68,878,831)	(30,958,802)	(77,189,546)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	66,930,029	120,295,161	336,772,122	580,251,370
Reinvestment of distributions	92,472,510	68,878,831	30,958,802	77,189,546
	159,402,539	189,173,992	367,730,924	657,440,916
Cost of shares redeemed	(76,765,649)	(271,172,490)	(453,638,563)	(938,236,439)
Net increase (decrease) in net assets resulting from capital share transactions	82,636,890	(81,998,498)	(85,907,639)	(280,795,523)
Net increase (decrease) in net assets	33,699,959	(107,227,624)	(127,365,749)	(135,715,141)
NET ASSETS:
Beginning of year or period	958,027,712	1,065,255,336	3,875,141,595	4,010,856,736
End of year or period	$991,727,671	$958,027,712	$3,747,775,846	$3,875,141,595
Undistributed net investment income at end of year or period	$4,548,586	$9,194,159	$15,820,691	$3,368,879

See Accompanying Notes to Financial Statements
24

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Australia Index Portfolio
Class I
06-30-15	9.16	0.18•	(0.37)	(0.19)	0.49	—	—	0.49	—	8.48	(2.48)	0.80	0.45	0.45	3.99	178,907	5
12-31-14	10.01	0.40	(0.85)	(0.45)	0.40	—	—	0.40	—	9.16	(4.95)	0.78	0.43	0.43	4.12	190,588	12
12-31-13	10.34	0.44	(0.20)	0.24	0.57	—	—	0.57	—	10.01	1.91	0.77	0.42	0.42	4.27	203,923	13
12-31-12	8.76	0.41•	1.56	1.97	0.35	0.04	—	0.39	—	10.34	22.91	0.77	0.42	0.42	4.42	194,327	10
03-02-11(5) - 12-31-11	10.00	0.31•	(1.55)	(1.24)	—	—	—	—	—	8.76	(12.40)	0.82	0.47	0.47	3.83	189,709	22
Voya Emerging Markets Index Portfolio
Class I
06-30-15	10.65	0.11•	0.21	0.32	0.22	—	—	0.22	—	10.75	2.90	0.82	0.57	0.57	2.07	594,569	3
12-31-14	11.18	0.21	(0.58)	(0.37)	0.16	—	—	0.16	—	10.65	(3.37)	0.81	0.56	0.56	2.05	635,780	21
12-31-13	12.00	0.22•	(0.98)	(0.76)	0.01	0.05	—	0.06	—	11.18	(6.30)	0.82	0.57	0.57	2.03	606,455	19
12-31-12	10.32	0.16•	1.53	1.69	—	0.01	—	0.01	—	12.00	16.38	0.90	0.65	0.65	1.39	112,257	61
12-19-11(5) - 12-31-11	10.00	0.00*	0.32	0.32	—	—	—	—	—	10.32	3.20	0.97	0.72	0.72	0.35	61,384	—
Class S
06-30-15	10.61	0.12•	0.19	0.31	0.20	—	—	0.20	—	10.72	2.79	1.07	0.82	0.82	2.21	5	3
12-31-14	11.14	0.21	(0.61)	(0.40)	0.13	—	—	0.13	—	10.61	(3.59)	1.06	0.81	0.81	1.84	3	21
12-31-13	11.97	0.15	(0.93)	(0.78)	—	0.05	—	0.05	—	11.14	(6.52)	1.07	0.82	0.82	1.38	3	19
12-31-12	10.31	0.20	1.47	1.67	—	0.01	—	0.01	—	11.97	16.20	1.15	0.90	0.90	1.80	4	61
12-19-11(5) - 12-31-11	10.00	0.00*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.22	0.97	0.97	0.11	3	—
Voya Euro STOXX 50® Index Portfolio
Class ADV
06-30-15	10.39	0.23•	0.11	0.34	0.30	—	—	0.30	—	10.43	3.18	1.28	0.93	0.93	4.35	38,560	1
12-31-14	11.88	0.30•	(1.40)	(1.10)	0.39	—	—	0.39	—	10.39	(9.66)	1.29	0.94	0.94	2.63	28,159	13
12-31-13	9.90	0.21•	2.21	2.42	0.44	—	—	0.44	—	11.88	25.45	1.29	0.94	0.94	1.97	36,736	17
12-31-12	8.41	0.21•	1.58	1.79	0.30	—	—	0.30	—	9.90	21.83	1.31	0.96	0.96	2.33	9,377	20
12-31-11	10.49	0.47•	(2.16)	(1.69)	0.39	—	—	0.39	—	8.41	(17.27)	1.27	0.92	0.92	4.54	3,241	34
12-31-10	11.63	0.18•	(1.25)	(1.07)	0.05	0.02	—	0.07	—	10.49	(9.13)	1.25	0.90	0.90	1.79	4,937	27
See Accompanying Notes to Financial Statements
25

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Euro STOXX 50® Index Portfolio (continued)
Class I
06-30-15	10.49	0.24•	0.14	0.38	0.35	—	—	0.35	—	10.52	3.46	0.78	0.43	0.43	4.37	411,493	1
12-31-14	11.96	0.37•	(1.41)	(1.04)	0.43	—	—	0.43	—	10.49	(9.18)	0.79	0.44	0.44	3.19	436,078	13
12-31-13	9.94	0.32•	2.17	2.49	0.47	—	—	0.47	—	11.96	26.09	0.79	0.44	0.44	3.09	496,801	17
12-31-12	8.50	0.28•	1.56	1.84	0.40	—	—	0.40	—	9.94	22.42	0.81	0.46	0.46	3.23	679,952	20
12-31-11	10.57	0.38•	(2.05)	(1.67)	0.40	—	—	0.40	—	8.50	(16.99)	0.77	0.42	0.42	3.68	672,579	34
12-31-10	11.66	0.31•	(1.32)	(1.01)	0.06	0.02	—	0.08	—	10.57	(8.64)	0.75	0.40	0.40	3.00	873,679	27
Voya FTSE 100 Index® Portfolio
Class ADV
06-30-15	11.29	0.20•	0.10	0.30	0.73	0.31	—	1.04	—	10.55	2.39	1.26	0.91	0.91	3.58	7,245	2
12-31-14	13.59	0.69•	(1.47)	(0.78)	0.47	1.05	—	1.52	—	11.29	(6.85)	1.26	0.91	0.91	5.53	6,675	13
12-31-13	12.25	0.30•	1.89	2.19	0.57	0.28	—	0.85	—	13.59	18.86	1.27	0.92	0.92	2.43	6,057	8
12-31-12	11.48	0.37•	1.34	1.71	0.31	0.63	—	0.94	—	12.25	15.24	1.26	0.91	0.91	3.15	2,642	7
12-31-11	12.46	0.36•	(0.81)	(0.45)	0.35	0.18	—	0.53	—	11.48	(4.13)	1.26	0.91	0.91	2.90	2,562	12
12-31-10	11.60	0.22•	0.79	1.01	0.07	0.08	—	0.15	—	12.46	8.87	1.24	0.89	0.89	1.88	3,734	14
Class I
06-30-15	11.39	0.23•	0.10	0.33	0.79	0.31	—	1.10	—	10.62	2.65	0.76	0.41	0.41	4.10	381,452	2
12-31-14	13.68	0.81	(1.53)	(0.72)	0.52	1.05	—	1.57	—	11.39	(6.39)	0.76	0.41	0.41	6.45	412,428	13
12-31-13	12.31	0.42•	1.84	2.26	0.61	0.28	—	0.89	—	13.68	19.44	0.77	0.42	0.42	3.35	465,162	8
12-31-12	11.59	0.43•	1.34	1.77	0.42	0.63	—	1.05	—	12.31	15.74	0.76	0.41	0.41	3.63	543,630	7
12-31-11	12.53	0.41•	(0.80)	(0.39)	0.37	0.18	—	0.55	—	11.59	(3.61)	0.76	0.41	0.41	3.35	534,948	12
12-31-10	11.61	0.31•	0.77	1.08	0.08	0.08	—	0.16	—	12.53	9.43	0.74	0.39	0.39	2.74	665,191	14
Voya Hang Seng Index Portfolio
Class ADV
06-30-15	14.22	0.22•	1.66	1.88	0.37	—	—	0.37	—	15.73	13.10	1.35	1.19	1.19	2.85	1,552	2
12-31-14	14.10	0.35•	0.08	0.43	0.31	—	—	0.31	—	14.22	3.23	1.37	1.25	1.25	2.47	1,647	11
12-31-13	14.12	0.27•	0.21	0.48	0.50	—	—	0.50	—	14.10	3.60	1.36	1.26	1.26	1.94	1,816	9
12-31-12	11.10	0.21•	2.90	3.11	0.09	—	—	0.09	—	14.12	28.14	1.34	1.24	1.24	1.69	1,607	9
12-31-11	13.98	0.23•	(2.77)	(2.54)	0.34	—	—	0.34	—	11.10	(18.71)	1.37	1.27	1.27	1.85	1,874	15
12-31-10	13.04	0.16•	0.79	0.95	0.01	—	—	0.01	—	13.98	7.30	1.34	1.24†	1.24†	1.22†	1,147	9
Class I
06-30-15	14.34	0.25•	1.70	1.95	0.47	—	—	0.47	—	15.82	13.43	0.85	0.69	0.69	3.23	69,014	2
12-31-14	14.22	0.42•	0.07	0.49	0.37	—	—	0.37	—	14.34	3.69	0.87	0.75	0.75	2.96	73,751	11
12-31-13	14.23	0.32•	0.24	0.56	0.57	—	—	0.57	—	14.22	4.15	0.86	0.76	0.76	2.31	79,094	9
12-31-12	11.20	0.31•	2.89	3.20	0.17	—	—	0.17	—	14.23	28.70	0.84	0.74	0.74	2.49	97,820	9
12-31-11	14.04	0.27•	(2.76)	(2.49)	0.35	—	—	0.35	—	11.20	(18.23)	0.87	0.77	0.77	2.11	94,207	15
12-31-10	13.04	0.25•	0.76	1.01	0.01	—	—	0.01	—	14.04	7.76	0.84	0.74†	0.74†	1.92†	137,227	9
See Accompanying Notes to Financial Statements
26

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Hang Seng Index Portfolio (continued)
Class S
06-30-15	14.30	0.26•	1.66	1.92	0.43	—	—	0.43	—	15.79	13.28	1.10	0.94	0.94	3.30	42,088	2
12-31-14	14.17	0.36•	0.10	0.46	0.33	—	—	0.33	—	14.30	3.41	1.12	1.00	1.00	2.57	34,800	11
12-31-13	14.19	0.28•	0.24	0.52	0.54	—	—	0.54	—	14.17	3.84	1.11	1.01	1.01	2.06	40,783	9
12-31-12	11.16	0.29•	2.87	3.16	0.13	—	—	0.13	—	14.19	28.41	1.09	0.99	0.99	2.29	54,629	9
12-31-11	14.00	0.26•	(2.77)	(2.51)	0.33	—	—	0.33	—	11.16	(18.45)	1.12	1.02	1.02	1.97	46,295	15
12-31-10	13.03	0.21•	0.77	0.98	0.01	—	—	0.01	—	14.00	7.53	1.09	0.99†	0.99†	1.63†	84,603	9
Voya International Index Portfolio
Class ADV
06-30-15	9.19	0.14•	0.41	0.55	0.25	—	—	0.25	—	9.49	5.94	1.06	0.97	0.97	2.99	908,883	1
12-31-14	9.89	0.24•	(0.86)	(0.62)	0.08	—	—	0.08	—	9.19	(6.34)	1.04	0.97	0.97	2.47	917,139	6
12-31-13	8.35	0.17•	1.55	1.72	0.18	—	—	0.18	—	9.89	20.89	1.06	0.99	0.99	1.92	11,587	3
12-31-12	7.25	0.17•	1.13	1.30	0.20	—	—	0.20	—	8.35	18.12	1.09	0.99	0.99	2.28	6,036	6
12-31-11	8.47	0.19•	(1.22)	(1.03)	0.19	—	—	0.19	—	7.25	(12.63)	1.07	1.00	1.00	2.31	3,036	9
12-31-10	8.17	0.13•	0.44	0.57	0.27	—	—	0.27	—	8.47	7.32	1.07	0.99†	0.99†	1.71†	2,904	20
Class I
06-30-15	9.37	0.17•	0.43	0.60	0.30	—	—	0.30	—	9.67	6.26	0.56	0.48	0.48	3.46	507,001	1
12-31-14	10.04	0.32•	(0.91)	(0.59)	0.08	—	—	0.08	—	9.37	(5.94)	0.54	0.48	0.48	3.19	535,838	6
12-31-13	8.46	0.22•	1.57	1.79	0.21	—	—	0.21	—	10.04	21.45	0.56	0.50	0.50	2.41	540,135	3
12-31-12	7.33	0.20	1.15	1.35	0.22	—	—	0.22	—	8.46	18.72	0.59	0.50	0.50	2.69	349,512	6
12-31-11	8.54	0.22•	(1.22)	(1.00)	0.21	—	—	0.21	—	7.33	(12.17)	0.57	0.51	0.51	2.73	249,268	9
12-31-10	8.21	0.18•	0.44	0.62	0.29	—	—	0.29	—	8.54	7.84	0.57	0.50†	0.50†	2.31†	256,723	20
Class S
06-30-15	9.30	0.16•	0.43	0.59	0.27	—	—	0.27	—	9.62	6.22	0.81	0.73	0.73	3.23	92,401	1
12-31-14	9.97	0.32•	(0.93)	(0.61)	0.06	—	—	0.06	—	9.30	(6.18)	0.79	0.73	0.73	3.18	92,340	6
12-31-13	8.41	0.20•	1.55	1.75	0.19	—	—	0.19	—	9.97	21.09	0.81	0.75	0.75	2.24	122,813	3
12-31-12	7.28	0.19	1.14	1.33	0.20	—	—	0.20	—	8.41	18.50	0.84	0.75	0.75	2.50	86,454	6
12-31-11	8.49	0.21•	(1.23)	(1.02)	0.19	—	—	0.19	—	7.28	(12.44)	0.82	0.76	0.76	2.55	74,367	9
12-31-10	8.17	0.16•	0.44	0.60	0.28	—	—	0.28	—	8.49	7.63	0.82	0.75†	0.75†	2.09†	107,028	20
Class S2
06-30-15	9.26	0.13•	0.44	0.57	0.23	—	—	0.23	—	9.60	6.04	1.06	0.88	0.88	2.79	1,530	1
12-31-14	9.93	0.29•	(0.91)	(0.62)	0.05	—	—	0.05	—	9.26	(6.29)	1.04	0.88	0.88	2.93	2,152	6
12-31-13	8.40	0.19•	1.54	1.73	0.20	—	—	0.20	—	9.93	20.89	1.06	0.90	0.90	2.06	2,705	3
12-31-12	7.30	0.15•	1.17	1.32	0.22	—	—	0.22	—	8.40	18.29	1.09	0.90	0.90	1.93	1,797	6
12-31-11	8.52	0.12•	(1.16)	(1.04)	0.18	—	—	0.18	—	7.30	(12.60)	1.07	0.91	0.91	1.60	192	9
12-31-10	8.19	0.15•	0.44	0.59	0.26	—	—	0.26	—	8.52	7.44	1.07	0.90†	0.90†	1.91†	5	20
See Accompanying Notes to Financial Statements
27

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Japan TOPIX Index® Portfolio
Class ADV
06-30-15	9.87	0.04•	1.45	1.49	0.09	0.12	—	0.21	—	11.15	15.12	1.26	0.91	0.91	0.73	23,304	—
12-31-14	11.40	0.08•	(0.71)	(0.63)	0.11	0.79	—	0.90	—	9.87	(5.42)	1.25	0.90	0.90	0.80	10,613	6
12-31-13	9.35	0.10•	2.21	2.31	0.21	0.05	—	0.26	—	11.40	24.80	1.27	0.92	0.92	0.92	14,855	5
12-31-12	9.38	0.16•	0.54	0.70	0.09	0.64	—	0.73	—	9.35	7.60	1.25	0.90	0.90	1.68	5,739	9
12-31-11	11.12	0.10•	(1.60)	(1.50)	0.16	0.08	—	0.24	—	9.38	(13.72)	1.32	0.97	0.97	0.97	10,069	45
12-31-10	9.80	0.09•	1.25	1.34	0.01	0.01	—	0.02	—	11.12	13.63	1.27	0.92	0.92	0.94	8,580	9
Class I
06-30-15	9.98	0.08•	1.45	1.53	0.12	0.12	—	0.24	—	11.27	15.39	0.76	0.41	0.41	1.42	338,495	—
12-31-14	11.52	0.14	(0.73)	(0.59)	0.16	0.79	—	0.95	—	9.98	(4.98)	0.75	0.40	0.40	1.38	351,513	6
12-31-13	9.42	0.15•	2.23	2.38	0.23	0.05	—	0.28	—	11.52	25.44	0.77	0.42	0.42	1.45	386,305	5
12-31-12	9.47	0.19	0.57	0.76	0.17	0.64	—	0.81	—	9.42	8.19	0.75	0.40	0.40	1.91	425,451	9
12-31-11	11.19	0.16•	(1.62)	(1.46)	0.18	0.08	—	0.26	—	9.47	(13.29)	0.82	0.47	0.47	1.54	423,885	45
12-31-10	9.82	0.14•	1.25	1.39	0.01	0.01	—	0.02	—	11.19	14.13	0.77	0.42	0.42	1.39	404,703	9
Voya Russell™ Large Cap Growth Index Portfolio
Class I
06-30-15	24.35	0.17•	0.70	0.87	0.29	—	—	0.29	—	24.93	3.57	0.53	0.43	0.43	1.38	281,791	15
12-31-14	21.82	0.31	2.51	2.82	0.29	—	—	0.29	—	24.35	13.10	0.58	0.48	0.48	1.29	280,622	21
12-31-13	16.78	0.28•	5.04	5.32	0.28	—	—	0.28	—	21.82	32.00	0.59	0.49	0.49	1.46	269,977	10
12-31-12	14.82	0.25•	1.90	2.15	0.19	—	—	0.19	—	16.78	14.50	0.59	0.49	0.49	1.50	228,977	17
12-31-11	14.39	0.19•	0.42	0.61	0.18	—	—	0.18	—	14.82	4.21	0.59	0.49	0.49	1.27	221,400	16
12-31-10	12.84	0.17•	1.47	1.64	0.09	—	—	0.09	—	14.39	12.80	0.58	0.48†	0.48†	1.30†	239,910	23
Class S
06-30-15	24.23	0.14•	0.71	0.85	0.24	—	—	0.24	—	24.84	3.49	0.78	0.68	0.68	1.13	255,883	15
12-31-14	21.73	0.24•	2.50	2.74	0.24	—	—	0.24	—	24.23	12.76	0.83	0.73	0.73	1.05	261,517	21
12-31-13	16.71	0.23•	5.02	5.25	0.23	—	—	0.23	—	21.73	31.68	0.84	0.74	0.74	1.21	207,941	10
12-31-12	14.76	0.21•	1.89	2.10	0.15	—	—	0.15	—	16.71	14.26	0.84	0.74	0.74	1.26	164,697	17
12-31-11	14.34	0.15	0.42	0.57	0.15	—	—	0.15	—	14.76	3.92	0.84	0.74	0.74	1.03	153,812	16
12-31-10	12.82	0.13•	1.46	1.59	0.07	—	—	0.07	—	14.34	12.47	0.83	0.73†	0.73†	1.05†	147,272	23
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-15	15.66	0.10•	0.05	0.15	0.19	—	—	0.19	—	15.62	0.94	0.88	0.87	0.87	1.25	35,805	5
12-31-14	14.12	0.18	1.54	1.72	0.18	—	—	0.18	—	15.66	12.33	0.88	0.87	0.87	1.22	35,656	5
12-31-13	10.90	0.16•	3.23	3.39	0.17	—	—	0.17	—	14.12	31.39	0.88	0.87	0.87	1.30	32,824	6
12-31-12	9.65	0.16•	1.29	1.45	0.20	—	—	0.20	—	10.90	15.05	0.88	0.87	0.87	1.50	17,492	3
12-31-11	9.58	0.12•	0.07	0.19	0.12	—	—	0.12	—	9.65	1.92	0.88	0.87	0.87	1.26	8,964	9
12-31-10	8.85	0.10•	0.93	1.03	0.30	—	—	0.30	—	9.58	11.74	0.89	0.87†	0.87†	1.15†	10,161	11
See Accompanying Notes to Financial Statements
28

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Large Cap Index Portfolio (continued)
Class I
06-30-15	15.93	0.14•	0.06	0.20	0.27	—	—	0.27	—	15.86	1.19	0.38	0.37	0.37	1.75	186,949	5
12-31-14	14.34	0.26	1.57	1.83	0.24	—	—	0.24	—	15.93	12.91	0.38	0.37	0.37	1.72	188,647	5
12-31-13	11.04	0.23•	3.27	3.50	0.20	—	—	0.20	—	14.34	32.05	0.38	0.37	0.37	1.80	168,428	6
12-31-12	9.78	0.19	1.33	1.52	0.26	—	—	0.26	—	11.04	15.56	0.38	0.37	0.37	1.96	128,779	3
12-31-11	9.68	0.17•	0.09	0.26	0.16	—	—	0.16	—	9.78	2.57	0.38	0.37	0.37	1.76	98,853	9
12-31-10	8.92	0.15•	0.92	1.07	0.31	—	—	0.31	—	9.68	12.19	0.39	0.37†	0.37†	1.64†	340,889	11
Class S
06-30-15	15.82	0.12•	0.06	0.18	0.23	—	—	0.23	—	15.77	1.09	0.63	0.62	0.62	1.50	587,367	5
12-31-14	14.25	0.22	1.55	1.77	0.20	—	—	0.20	—	15.82	12.59	0.63	0.62	0.62	1.47	620,477	5
12-31-13	10.98	0.19•	3.25	3.44	0.17	—	—	0.17	—	14.25	31.67	0.63	0.62	0.62	1.54	568,259	6
12-31-12	9.72	0.18	1.31	1.49	0.23	—	—	0.23	—	10.98	15.38	0.63	0.62	0.62	1.70	461,214	3
12-31-11	9.64	0.15•	0.06	0.21	0.13	—	—	0.13	—	9.72	2.13	0.63	0.62	0.62	1.50	397,371	9
12-31-10	8.89	0.12•	0.93	1.05	0.30	—	—	0.30	—	9.64	12.00	0.64	0.62†	0.62†	1.39†	454,246	11
Class S2
06-30-15	15.99	0.11•	0.05	0.16	0.20	—	—	0.20	—	15.95	1.00	0.88	0.77	0.77	1.36	3,943	5
12-31-14	14.41	0.20•	1.58	1.78	0.20	—	—	0.20	—	15.99	12.48	0.88	0.77	0.77	1.33	4,700	5
12-31-13	11.13	0.18•	3.29	3.47	0.19	—	—	0.19	—	14.41	31.51	0.88	0.77	0.77	1.42	3,355	6
12-31-12	9.87	0.17•	1.32	1.49	0.23	—	—	0.23	—	11.13	15.17	0.88	0.77	0.77	1.59	618	3
12-31-11	9.81	0.14•	0.07	0.21	0.15	—	—	0.15	—	9.87	2.01	0.88	0.77	0.77	1.47	289	9
12-31-10	8.79	0.11•	0.91	1.02	—	—	—	—	—	9.81	11.60	0.89	0.77†	0.77†	1.17†	48	11
Voya Russell™ Large Cap Value Index Portfolio
Class I
06-30-15	20.03	0.20•	(0.40)	(0.20)	0.33	0.26	—	0.59	—	19.24	(1.08)	0.54	0.44	0.44	2.03	48,159	19
12-31-14	18.37	0.36•	1.87	2.23	0.29	0.28	—	0.57	—	20.03	12.42	0.58	0.48	0.48	1.89	51,205	12
12-31-13	14.30	0.31•	4.14	4.45	0.27	0.11	—	0.38	—	18.37	31.58	0.59	0.49	0.49	1.91	49,681	17
12-31-12	12.51	0.30•	1.75	2.05	0.26	—	—	0.26	—	14.30	16.47	0.61	0.50	0.50	2.21	43,907	28
12-31-11	12.60	0.26•	(0.14)	0.12	0.21	—	—	0.21	—	12.51	0.83	0.59	0.49	0.49	2.04	41,335	20
12-31-10	12.65	0.22•	1.19	1.41	0.20	1.26	—	1.46	—	12.60	11.38	0.61	0.51†	0.51†	1.81†	45,590	30
Class S
06-30-15	19.93	0.17•	(0.41)	(0.24)	0.28	0.26	—	0.54	—	19.15	(1.24)	0.79	0.69	0.69	1.79	155,802	19
12-31-14	18.28	0.31•	1.88	2.19	0.26	0.28	—	0.54	—	19.93	12.22	0.83	0.73	0.73	1.64	156,482	12
12-31-13	14.24	0.27•	4.12	4.39	0.24	0.11	—	0.35	—	18.28	31.28	0.84	0.74	0.74	1.66	112,469	17
12-31-12	12.47	0.27•	1.73	2.00	0.23	—	—	0.23	—	14.24	16.11	0.86	0.75	0.75	1.97	76,203	28
12-31-11	12.57	0.22•	(0.14)	0.08	0.18	—	—	0.18	—	12.47	0.56	0.84	0.74	0.74	1.79	49,250	20
12-31-10	12.64	0.19•	1.19	1.38	0.19	1.26	—	1.45	—	12.57	11.13	0.86	0.76†	0.76†	1.58†	43,502	30
See Accompanying Notes to Financial Statements
29

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Growth Index Portfolio
Class I
06-30-15	27.28	0.09•	0.99	1.08	0.24	—	—	0.24	—	28.12	3.96	0.54	0.44	0.44	0.63	54,204	23
12-31-14	24.60	0.22•	2.57	2.79	0.11	—	—	0.11	—	27.28	11.41	0.58	0.48	0.48	0.85	111,456	35
12-31-13	18.37	0.14•	6.29	6.43	0.20	—	—	0.20	—	24.60	35.24	0.59	0.49	0.49	0.65	5,456	24
12-31-12	15.96	0.18•	2.33	2.51	0.10	—	—	0.10	—	18.37	15.74	0.60	0.50	0.50	1.03	3,905	20
12-31-11	16.38	0.09•	(0.40)	(0.31)	0.11	—	—	0.11	—	15.96	(2.00)	0.59	0.49	0.49	0.53	4,020	24
12-31-10	13.14	0.10	3.32	3.42	0.05	0.13	—	0.18	—	16.38	26.22	0.59	0.49†	0.49†	0.73†	12,615	25
Class S
06-30-15	27.19	0.06•	1.00	1.06	0.18	—	—	0.18	—	28.07	3.88	0.79	0.69	0.69	0.42	330,303	23
12-31-14	24.53	0.14•	2.58	2.72	0.06	—	—	0.06	—	27.19	11.09	0.83	0.73	0.73	0.53	313,923	35
12-31-13	18.32	0.08•	6.28	6.36	0.15	—	—	0.15	—	24.53	34.90	0.84	0.74	0.74	0.39	328,358	24
12-31-12	15.91	0.14•	2.33	2.47	0.06	—	—	0.06	—	18.32	15.50	0.85	0.75	0.75	0.80	272,387	20
12-31-11	16.33	0.06	(0.41)	(0.35)	0.07	—	—	0.07	—	15.91	(2.20)	0.84	0.74	0.74	0.34	267,999	24
12-31-10	13.13	0.07	3.30	3.37	0.04	0.13	—	0.17	—	16.33	25.85	0.84	0.74†	0.74†	0.48†	325,749	25
Class S2
06-30-15	27.12	0.04•	0.98	1.02	0.13	—	—	0.13	—	28.01	3.74	1.04	0.84	0.84	0.26	2,050	23
12-31-14	24.46	0.11	2.57	2.68	0.02	—	—	0.02	—	27.12	10.98	1.08	0.88	0.88	0.39	2,211	35
12-31-13	18.28	0.05•	6.27	6.32	0.14	—	—	0.14	—	24.46	34.72	1.09	0.89	0.89	0.24	2,109	24
12-31-12	15.88	0.11•	2.32	2.43	0.03	—	—	0.03	—	18.28	15.30	1.10	0.90	0.90	0.64	1,484	20
12-31-11	16.30	0.04	(0.42)	(0.38)	0.04	—	—	0.04	—	15.88	(2.34)	1.09	0.89	0.89	0.18	1,476	24
12-31-10	13.11	0.05	3.30	3.35	0.03	0.13	—	0.16	—	16.30	25.71	1.09	0.89†	0.89†	0.32†	1,781	25
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-15	16.92	0.05•	0.30	0.35	0.15	1.34	—	1.49	—	15.78	1.90	0.93	0.93	0.93	0.61	145,852	9
12-31-14	15.70	0.11•	1.75	1.86	0.12	0.52	—	0.64	—	16.92	12.22	0.93	0.93	0.93	0.70	129,172	9
12-31-13	12.25	0.10•	3.90	4.00	0.13	0.42	—	0.55	—	15.70	33.51	0.93	0.93	0.93	0.69	94,802	14
12-31-12	10.99	0.13•	1.66	1.79	0.10	0.43	—	0.53	—	12.25	16.42	0.94	0.93	0.93	1.12	46,214	10
12-31-11	11.45	0.09•	(0.33)	(0.24)	0.13	0.09	—	0.22	—	10.99	(2.31)	0.95	0.93	0.93	0.81	25,606	12
12-31-10	9.24	0.11•	2.15	2.26	0.05	—	—	0.05	—	11.45	24.48	0.95	0.93†	0.93†	1.08†	13,988	8
Class I
06-30-15	17.28	0.09•	0.32	0.41	0.22	1.34	—	1.56	—	16.13	2.19	0.43	0.43	0.43	1.09	1,674,568	9
12-31-14	16.01	0.19•	1.78	1.97	0.18	0.52	—	0.70	—	17.28	12.70	0.43	0.43	0.43	1.17	1,794,154	9
12-31-13	12.45	0.16	3.99	4.15	0.17	0.42	—	0.59	—	16.01	34.20	0.43	0.43	0.43	1.17	1,951,563	14
12-31-12	11.14	0.18•	1.70	1.88	0.14	0.43	—	0.57	—	12.45	17.04	0.44	0.43	0.43	1.54	1,455,088	10
12-31-11	11.57	0.15	(0.34)	(0.19)	0.15	0.09	—	0.24	—	11.14	(1.88)	0.45	0.43	0.43	1.26	1,311,921	12
12-31-10	9.29	0.15•	2.19	2.34	0.06	—	—	0.06	—	11.57	25.22	0.45	0.43†	0.43†	1.46†	1,389,676	8
See Accompanying Notes to Financial Statements
30

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class S
06-30-15	17.13	0.07•	0.31	0.38	0.18	1.34	—	1.52	—	15.99	2.05	0.68	0.68	0.68	0.85	380,233	9
12-31-14	15.88	0.14	1.77	1.91	0.14	0.52	—	0.66	—	17.13	12.44	0.68	0.68	0.68	0.93	365,134	9
12-31-13	12.36	0.13•	3.95	4.08	0.14	0.42	—	0.56	—	15.88	33.88	0.68	0.68	0.68	0.93	309,018	14
12-31-12	11.07	0.16•	1.67	1.83	0.11	0.43	—	0.54	—	12.36	16.69	0.69	0.68	0.68	1.31	193,939	10
12-31-11	11.50	0.12	(0.34)	(0.22)	0.12	0.09	—	0.21	—	11.07	(2.07)	0.70	0.68	0.68	1.01	149,956	12
12-31-10	9.25	0.12•	2.18	2.30	0.05	—	—	0.05	—	11.50	24.88	0.70	0.68†	0.68†	1.22†	162,362	8
Class S2
06-30-15	16.97	0.06•	0.30	0.36	0.15	1.34	—	1.49	—	15.84	1.99	0.93	0.83	0.83	0.70	19,539	9
12-31-14	15.74	0.14	1.74	1.88	0.13	0.52	—	0.65	—	16.97	12.30	0.93	0.83	0.83	0.78	18,708	9
12-31-13	12.27	0.12•	3.92	4.04	0.15	0.42	—	0.57	—	15.74	33.74	0.93	0.83	0.83	0.81	17,880	14
12-31-12	11.02	0.15•	1.65	1.80	0.12	0.43	—	0.55	—	12.27	16.48	0.94	0.83	0.83	1.29	6,791	10
12-31-11	11.48	0.11•	(0.34)	(0.23)	0.14	0.09	—	0.23	—	11.02	(2.18)	0.95	0.83	0.83	1.01	2,570	12
12-31-10	9.25	0.16•	2.10	2.26	0.03	—	—	0.03	—	11.48	24.49	0.95	0.83†	0.83†	1.49†	428	8
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-15	16.12	0.04•	0.63	0.67	0.11	1.43	—	1.54	—	15.25	4.34	0.96	0.95	0.95	0.56	85,334	11
12-31-14	16.59	0.09•	0.55	0.64	0.11	1.00	—	1.11	—	16.12	4.38	0.96	0.95	0.95	0.56	74,405	12
12-31-13	12.64	0.09•	4.54	4.63	0.16	0.52	—	0.68	—	16.59	38.04	0.96	0.95	0.95	0.59	63,291	13
12-31-12	11.58	0.15•	1.61	1.76	0.07	0.63	—	0.70	—	12.64	15.53	0.97	0.95	0.95	1.23	33,777	15
12-31-11	12.20	0.05•	(0.58)	(0.53)	0.09	—	—	0.09	—	11.58	(4.45)	0.97	0.95	0.95	0.46	21,501	15
12-31-10	9.74	0.08•	2.43	2.51	0.05	—	—	0.05	—	12.20	25.77	0.97	0.95†	0.95†	0.73†	13,051	23
Class I
06-30-15	16.50	0.09•	0.63	0.72	0.18	1.43	—	1.61	—	15.61	4.56	0.46	0.45	0.45	1.05	589,022	11
12-31-14	16.93	0.19	0.55	0.74	0.17	1.00	—	1.17	—	16.50	4.93	0.46	0.45	0.45	1.04	590,477	12
12-31-13	12.86	0.16•	4.63	4.79	0.20	0.52	—	0.72	—	16.93	38.75	0.46	0.45	0.45	1.07	655,515	13
12-31-12	11.76	0.21	1.64	1.85	0.12	0.63	—	0.75	—	12.86	16.04	0.47	0.45	0.45	1.65	553,728	15
12-31-11	12.34	0.11	(0.58)	(0.47)	0.11	—	—	0.11	—	11.76	(3.92)	0.47	0.45	0.45	0.90	504,085	15
12-31-10	9.81	0.11•	2.48	2.59	0.06	—	—	0.06	—	12.34	26.43	0.47	0.45†	0.45†	1.08†	550,465	23
Class S
06-30-15	16.37	0.06•	0.64	0.70	0.14	1.43	—	1.57	—	15.50	4.45	0.71	0.70	0.70	0.81	307,421	11
12-31-14	16.81	0.13•	0.57	0.70	0.14	1.00	—	1.14	—	16.37	4.66	0.71	0.70	0.70	0.79	283,518	12
12-31-13	12.78	0.12•	4.60	4.72	0.17	0.52	—	0.69	—	16.81	38.38	0.71	0.70	0.70	0.84	332,999	13
12-31-12	11.68	0.17	1.64	1.81	0.08	0.63	—	0.71	—	12.78	15.84	0.72	0.70	0.70	1.41	199,428	15
12-31-11	12.27	0.08	(0.58)	(0.50)	0.09	—	—	0.09	—	11.68	(4.19)	0.72	0.70	0.70	0.62	172,182	15
12-31-10	9.77	0.09•	2.45	2.54	0.04	—	—	0.04	—	12.27	26.07	0.72	0.70†	0.70†	0.85†	205,956	23
See Accompanying Notes to Financial Statements
31

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class S2
06-30-15	16.16	0.05•	0.63	0.68	0.11	1.43	—	1.54	—	15.30	4.41	0.96	0.85	0.85	0.65	9,951	11
12-31-14	16.59	0.10•	0.57	0.67	0.10	1.00	—	1.10	—	16.16	4.55	0.96	0.85	0.85	0.63	9,627	12
12-31-13	12.64	0.10•	4.54	4.64	0.17	0.52	—	0.69	—	16.59	38.16	0.96	0.85	0.85	0.71	13,451	13
12-31-12	11.59	0.17•	1.61	1.78	0.10	0.63	—	0.73	—	12.64	15.67	0.97	0.85	0.85	1.40	5,962	15
12-31-11	12.22	0.08•	(0.60)	(0.52)	0.11	—	—	0.11	—	11.59	(4.38)	0.97	0.85	0.85	0.64	2,178	15
12-31-10	9.74	0.12•	2.39	2.51	0.03	—	—	0.03	—	12.22	25.81	0.97	0.85†	0.85†	1.07†	143	23
Voya U.S. Bond Index Portfolio
Class ADV
06-30-15	10.73	0.07•	(0.13)	(0.06)	0.06	0.02	—	0.08	—	10.59	(0.59)	0.91	0.90	0.90	1.40	23,074	118
12-31-14	10.35	0.14	0.40	0.54	0.16	—	—	0.16	—	10.73	5.22	0.91	0.91	0.91	1.31	18,505	209
12-31-13	10.94	0.11	(0.43)	(0.32)	0.16	0.11	—	0.27	—	10.35	(3.02)	0.90	0.90	0.90	1.07	12,857	197
12-31-12	11.04	0.14	0.22	0.36	0.20	0.26	—	0.46	—	10.94	3.35	0.91	0.91	0.91	1.27	11,313	145
12-31-11	10.71	0.17•	0.54	0.71	0.20	0.18	—	0.38	—	11.04	6.75	0.94	0.94	0.94	1.54	9,397	284
12-31-10	10.37	0.20•	0.38	0.58	0.24	—	—	0.24	—	10.71	5.58	0.96	0.95†	0.95†	1.82†	3,714	279
Class I
06-30-15	10.76	0.10•	(0.13)	(0.03)	0.07	0.02	—	0.09	—	10.64	(0.29)	0.41	0.40	0.40	1.90	3,486,376	118
12-31-14	10.38	0.19	0.40	0.59	0.21	—	—	0.21	—	10.76	5.71	0.41	0.41	0.41	1.80	3,613,513	209
12-31-13	10.97	0.17	(0.44)	(0.27)	0.21	0.11	—	0.32	—	10.38	(2.54)	0.40	0.40	0.40	1.57	3,794,207	197
12-31-12	11.07	0.20	0.21	0.41	0.25	0.26	—	0.51	—	10.97	3.85	0.41	0.41	0.41	1.78	3,752,746	145
12-31-11	10.74	0.23	0.53	0.76	0.25	0.18	—	0.43	—	11.07	7.20	0.44	0.44	0.44	2.05	3,479,437	284
12-31-10	10.39	0.25•	0.38	0.63	0.28	—	—	0.28	—	10.74	6.14	0.46	0.45†	0.45†	2.36†	3,655,181	279
Class S
06-30-15	10.73	0.09•	(0.13)	(0.04)	0.06	0.02	—	0.08	—	10.61	(0.35)	0.66	0.65	0.65	1.65	235,981	118
12-31-14	10.35	0.16	0.40	0.56	0.18	—	—	0.18	—	10.73	5.47	0.66	0.66	0.66	1.56	240,485	209
12-31-13	10.94	0.14	(0.44)	(0.30)	0.18	0.11	—	0.29	—	10.35	(2.80)	0.65	0.65	0.65	1.33	201,854	197
12-31-12	11.04	0.17	0.22	0.39	0.23	0.26	—	0.49	—	10.94	3.59	0.66	0.66	0.66	1.53	263,816	145
12-31-11	10.71	0.19	0.54	0.73	0.22	0.18	—	0.40	—	11.04	6.96	0.69	0.69	0.69	1.79	317,638	284
12-31-10	10.36	0.23•	0.38	0.61	0.26	—	—	0.26	—	10.71	5.89	0.71	0.70†	0.70†	2.10†	249,203	279
Class S2
06-30-15	10.74	0.08•	(0.13)	(0.05)	0.06	0.02	—	0.08	—	10.61	(0.48)	0.91	0.80	0.80	1.50	2,345	118
12-31-14	10.36	0.15	0.40	0.55	0.17	—	—	0.17	—	10.74	5.31	0.91	0.81	0.81	1.41	2,639	209
12-31-13	10.95	0.14	(0.45)	(0.31)	0.17	0.11	—	0.28	—	10.36	(2.91)	0.90	0.80	0.80	1.18	1,938	197
12-31-12	11.05	0.14•	0.23	0.37	0.21	0.26	—	0.47	—	10.95	3.48	0.91	0.81	0.81	1.31	615	145
12-31-11	10.72	0.17•	0.56	0.73	0.22	0.18	—	0.40	—	11.05	6.87	0.94	0.84	0.84	1.59	207	284
12-31-10	10.37	0.21•	0.39	0.60	0.25	—	—	0.25	—	10.72	5.78	0.96	0.85†	0.85†	1.97†	3	279
See Accompanying Notes to Financial Statements
32

Financial Highlights (Unaudited) (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements
33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Australia Index Portfolio (“Australia Index”), Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), Voya FTSE 100 Index® Portfolio (“FTSE 100 Index®”), Voya Hang Seng Index Portfolio (“Hang Seng Index”), Voya International Index Portfolio (“International Index”), Voya Japan TOPIX Index® Portfolio (“Japan TOPIX Index®”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified, except Australia Index, FTSE 100 Index®, and Hang Seng Index, which are non-diversified Portfolios of the Company. Prior to May 1, 2015, Emerging Markets Index was a non-diversified Portfolio of the Company. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
The Company is authorized to offer four classes of shares, referred to as Adviser Class (“Class ADV”), Class I, Class S, and Service 2 Class (“Class S2”); however, not all Portfolios currently offer all classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC, (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolios of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares and pays dividends quarterly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc.

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2015, the maximum amount of loss that Australia Index, FTSE 100 Index®, Hang Seng Index and Japan TOPIX Index® would incur if the counterparties to its derivative transactions failed to perform would be $3,388, $8,010, $345 and $39,314, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts were they to be unwound as of June 30, 2015.
Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2015, Australia Index, Euro STOXX® Index, FTSE 100 Index® and Japan TOPIX Index® had a liability position of  $17,817, $35,231, $20,078 and $9,600, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2015, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2015, there was no collateral posted by any Portfolio for open OTC derivative instruments.
H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.
For the six months ended June 30, 2015, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.
During the six months ended June 30, 2015, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:
	Buy	Sell
Australia Index	$3,070,193	$1,005,308
Euro STOXX 50® Index	6,057,411	1,218,432
FTSE 100 Index®	8,271,882	2,827,227
Hang Seng Index	2,337,932	618,856
Japan TOPIX Index®	7,903,612	1,331,242
For the six months ended June 30, 2015, the above Portfolios used forward foreign currency contracts to protect their non-U.S. dollar denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts as of June 30, 2015.
I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2015, the below Portfolios had purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Australia Index also uses futures contracts as a substitute for purchasing additional securities in the index to increase market exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2015, the Portfolios had average notional values on futures contracts purchased as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open futures contracts as of June 30, 2015.
Australia Index	$3,541,003
Emerging Markets Index	13,712,628
Euro STOXX 50® Index	6,248,494
FTSE 100 Index®	8,507,024
Hang Seng Index	3,226,709
International Index	14,819,500
Japan TOPIX Index®	7,816,730
Russell™ Large Cap Growth Index	11,720,573
Russell™ Large Cap Index	21,869,747
Russell™ Large Cap Value Index	6,819,053
Russell™ Mid Cap Growth Index	8,339,110
Russell™ Mid Cap Index	32,111,020
Russell™ Small Cap Index	25,868,357
J. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties may enter into swap pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The

39

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fair value of OTC swap contracts is recorded on the Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statement of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction

40

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply widening credit spreads when selling protection. A decrease in fair value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, fair values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, fair values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Summary Portfolio of Investments.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same
For the six months ended June 30, 2015, U.S. Bond Index had an average notional amount of  $40,000,000 on credit default swaps to sell protection on credit default swap indices (“CDX”). The Portfolio enters into credit default swaps on CDX indices to gain additional exposure to certain sectors of the credit market. There were no open credit default swaps to sell protection at June 30, 2015.
K. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
M. Delayed-Delivery or When-Issued Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At June 30, 2015, U.S. Bond Index had pledged $2,560,410 in cash collateral to certain counterparties for delayed-delivery or when-issued transactions.
N. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims

41

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:
	Purchases	Sales
Australia Index	$9,422,365	$13,982,057
Emerging Markets Index	16,317,604	69,034,587
Euro STOXX 50® Index	4,790,069	25,424,970
FTSE 100 Index®	7,358,890	34,304,145
Hang Seng Index	2,550,273	15,989,199
International Index	15,980,818	99,894,724
Japan TOPIX Index®	328,201	47,546,770
Russell™ Large Cap Growth Index	80,768,546	91,068,212
Russell™ Large Cap Index	41,175,746	62,676,358
Russell™ Large Cap Value Index	46,514,997	38,287,964
Russell™ Mid Cap Growth Index	96,493,619	159,839,872
Russell™ Mid Cap Index	211,853,633	349,599,959
Russell™ Small Cap Index	101,533,607	131,607,824
U.S. Bond Index	105,283,190	59,569,485
U.S. government securities not included above were as follows:
	Purchases	Sales
U.S. Bond Index	$4,559,346,986	$4,629,218,103
NOTE 4 — INVESTMENT MANAGEMENT AND LICENSING FEES
Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Australia Index(1)	0.60%
Emerging Markets Index(2)	0.55%
Euro STOXX 50® Index(1)	0.60%
FTSE 100 Index®(1)	0.60%
Hang Seng Index(3)	0.60% on the first $250 million; 0.50% on the next $250 million; and 0.45% thereafter
International Index(4)	0.38% on the first $500 million; 0.36% on the next $500 million; and 0.34% on the next $500 million; and 0.32% thereafter
Japan TOPIX Index®(1)	0.60%
Russell™ Large Cap Growth Index(5)(6)	0.40% on the first $500 million; 0.38% on the next $500 million; and 0.36% thereafter
Russell™ Large Cap Index	0.25% on the first $1 billion; 0.23% on the next $1 billion; and 0.21% thereafter
Russell™ Large Cap Value Index(5)(7)	0.40% on the first $250 million; 0.30% on the next $250 million; and 0.25% thereafter
Russell™ Mid Cap Growth Index(5)(6)	0.40% on the first $500 million; 0.38% on the next $500 million; and 0.36% thereafter
Russell™ Mid Cap Index	0.31% on the first $2 billion; 0.24% on the next $2 billion; and 0.18% thereafter
Russell™ Small Cap Index	0.33% on the first $1 billion; 0.31% on the next $1 billion; and 0.29% thereafter
U.S. Bond Index(8)	0.32% on the first $500 million; 0.30% on the next $500 million; 0.28% on the next $1 billion; 0.26% on the next $2 billion; 0.24% on the next $2 billion; and 0.22% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.25% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.15% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.20% of the Portfolio’s management fee. Prior to January 1, 2015, the management fee waiver was 0.10%. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Prior to January 1, 2015, the management fee for International Index was 0.38% on the first $500 million; 0.36% on the next $500 million; and 0.34% thereafter.

(5)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(6)
Prior to January 1, 2015, the management fees for Russell™ Large Cap Growth Index and Russell™ Mid Cap Growth Index were 0.45% on the first $500 million; 0.43% on the next $500 million; and 0.41% thereafter.

(7)
Prior to January 1, 2015, the management fee for Russell™ Large Cap Value Index was 0.45% on the first $250 million; 0.35% on the next $250 million; and 0.30% thereafter.

(8)
Prior to January 1, 2015, the management fee for U.S. Bond Index was 0.32% on the first $500 million; 0.30% on the next $500 million; 0.28% on the next $1 billion; 0.26% on the next $2 billion; and 0.24% thereafter.

42

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND LICENSING FEES (continued)

Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. For its services, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Pursuant to a side letter agreement, the Adminstrator had agreed to waive the administration fee for Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100 Index®, and Japan TOPIX Index®. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Australia Index(1)	0.70%
Emerging Markets Index(2)	0.65%
Euro STOXX 50® Index(1)	0.70%
FTSE 100 Index®(1)	0.70%
Hang Seng Index(3)	0.70% on the first $250 million; 0.60% on the next $250 million; and 0.55% thereafter
International Index	0.48% on the first $500 million; 0.46% on the next $500 million; 0.44% on the next $500 million; and 0.42% thereafter
Japan TOPIX Index®(1)	0.70%
Russell™ Large Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Large Cap Index	0.35% on the first $1 billion; 0.33% on the next $1 billion; and 0.31% thereafter
Russell™ Large Cap Value Index(4)	0.50% on the first $250 million; 0.40% on the next $250 million; and 0.35% thereafter
Russell™ Mid Cap Growth Index(4)	0.50% on the first $500 million; 0.48% on the next $500 million; and 0.46% thereafter
Russell™ Mid Cap Index	0.41% on the first $2 billion; 0.34% on the next $2 billion; and 0.28% thereafter
Russell™ Small Cap Index	0.43% on the first $1 billion; 0.41% on the next $1 billion; and 0.39% thereafter
U.S. Bond Index	0.42% on the first $500 million; 0.40% on the next $500 million; 0.38% on the next $1 billion; 0.36% on the next $2 billion; 0.34% on the next $2 billion; and 0.32% thereafter

(1)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.35% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.25% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.20% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(4)
Pursuant to a side letter agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
Hang Seng Data Services Limited receives an annual licensing fee for the Hang Seng Index. MSCI Inc. receives an annual licensing fee for Emerging Markets Index and International Index. Standard & Poor’s Financial Services LLC, STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., FTSE International Limited, and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Australia Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index®, respectively.

43

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this obligation requires approval by the Board. The Distributor has also contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the respective Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
Class S shares of the Portfolios have a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	31.45%
	Russell™ Large Cap Value Index	15.83
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	9.68
Voya Index Solution 2025 Portfolio	International Index	5.10
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2035 Portfolio	International Index	5.74
Voya Institutional Trust Company	Russell™ Large Cap Growth Index	5.69
	Russell™ Large Cap Index	11.32
	Russell™ Large Cap Value Index	16.03
	Russell™ Mid Cap Index	7.19
	Russell™ Small Cap Index	8.13
Voya Insurance and Annuity Company	Euro STOXX 50® Index	8.18
	Hang Seng Index	35.43
	International Index	60.94
	Japan TOPIX Index®	6.14
	Russell™ Large Cap Growth Index	41.12
	Russell™ Large Cap Index	53.82
	Russell™ Large Cap Value Index	53.81
	Russell™ Mid Cap Growth Index	79.74
	Russell™ Mid Cap Index	10.49
	Russell™ Small Cap Index	22.62
	U.S. Bond Index	5.92
Voya Retirement Conservative Portfolio	U.S. Bond Index	6.24
Voya Retirement Growth Portfolio	Australia Index	55.35
	Emerging Markets Index	40.65
	Euro STOXX 50® Index	50.55
	FTSE 100 Index®	54.32
	Hang Seng Index	34.23
	Japan TOPIX Index®	51.75
	Russell™ Mid Cap Index	29.13
	Russell™ Small Cap Index	25.00
	U.S. Bond Index	27.51
Voya Retirement Insurance and Annuity Company	International Index	6.25
	Russell™ Large Cap Growth Index	10.38
	Russell™ Large Cap Index	31.17
	Russell™ Large Cap Value Index	9.05
	Russell™ Mid Cap Index	18.96
	Russell™ Small Cap Index	23.64
Voya Retirement Moderate Growth Portfolio	Australia Index	30.13
	Emerging Markets Index	23.36
	Euro STOXX 50® Index	27.54
	FTSE 100 Index®	29.57
	Hang Seng Index	18.63
	Japan TOPIX Index®	28.17
	Russell™ Mid Cap Index	17.59
	Russell™ Small Cap Index	11.51
	U.S. Bond Index	26.56
Voya Retirement Moderate Portfolio	Australia Index	13.11
	Emerging Markets Index	10.16
	Euro STOXX 50® Index	11.98
	FTSE 100 Index®	12.86
	Hang Seng Index	8.12
	Japan TOPIX Index®	12.26
	Russell™ Mid Cap Index	6.84
	U.S. Bond Index	15.27
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies

44

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Porfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES
At June 30, 2015, the following Portfolio had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities:
Portfolio	Accrued Expenses	Amount
Voya Hang Seng Index	Custody	$38,612
	License	18,005
NOTE 8 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the
Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class S	Class S2
Hang Seng Index	1.25%	0.75%	1.00%	N/A
International Index(1)	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Growth Index(2)	N/A	N/A	N/A	N/A
Russell™ Large Cap Index	0.87%	0.37%	0.62%	0.77%
Russell™ Large Cap Value Index(2)	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index	N/A	0.50%	0.75%	0.90%
Russell™ Mid Cap Index	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index(3)	0.90%	0.40%	0.65%	0.80%

(1)
Pursuant to a side letter agreement through May 1, 2016, the Investment Adviser has further lowered the expense limits for International Index to 0.98%, 0.48%, 0.73% and 0.88% for Class ADV, Class I, Class S and Class S2, respectively. Termination or modification of this obligation requires approval by the Board.

(2)
Pursuant to a side letter agreement, through May 1, 2016, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.00%, 0.50%, and 0.75% for Class ADV, Class I, and Class S, respectively. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(3)
Prior to January 1, 2015, the expense limits were 0.95%, 0.45%, 0.70% and 0.85% for Class ADV, Class I, Class S and Class S2, respectively.

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:
	June 30,
	2016	2017	2018	Total
International Index	$400,077	$362,844	$1,178,537	$1,941,458
Russell™ Large Cap Index	38,035	63,450	78,935	180,420
Russell™ Mid Cap Index	42,411	—	—	42,411
Russell™ Small Cap Index	124,320	21,395	103,837	249,552
U.S. Bond Index	—	—	88,663	88,663
The Expense Limitation Agreement is contractual through May 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

45

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement with BNY (the “Credit Agreement”) for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2015:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Australia Index	9	$561,889	1.12%
Emerging Markets Index	10	2,799,400	1.12
Hang Seng Index	2	374,000	1.12
International Index	5	6,370,400	1.13
Russell™ Large Cap Value Index	5	3,170,000	1.12
Russell™ Mid Cap Index	3	2,285,333	1.12
Russell™ Small Cap Index	10	1,243,000	1.13
U.S. Bond Index	10	766,200	1.12

NOTE 10 — CAPITAL SHARES
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class ADV(1)
6/30/2015	—	—	—	(300)	(300)	—	—	—	(2,625)	(2,625)
12/31/2014	—	—	—	—	—	—	—	—	—	—
Class I
6/30/2015	873,857	—	1,064,438	(1,654,548)	283,747	7,765,021	—	9,771,538	(15,333,407)	2,203,152
12/31/2014	3,324,972	—	778,244	(3,662,441)	440,775	31,929,453	—	7,992,562	(37,180,306)	2,741,709
Emerging Markets Index
Class ADV(1)
6/30/2015	114	—	—*	(414)	(300)	1,312	—	—*	(4,575)	(3,263)
12/31/2014	—	—	—	—	—	—	—	—	—	—
Class I
6/30/2015	1,557,295	—	1,099,214	(7,047,995)	(4,391,486)	17,012,284	—	12,673,939	(78,507,456)	(48,821,233)
12/31/2014	20,366,082	—	764,107	(15,672,627)	5,457,562	228,468,026	—	8,397,538	(173,824,044)	63,041,520
Class S
6/30/2015	260	—	—	(114)	146	2,822	—	—	(1,248)	1,574
12/31/2014	—	—	—	—	—	—	—	—	—	—
Class S2(1)
6/30/2015	—	—	—	(300)	(300)	—	—	—	(3,324)	(3,324)
12/31/2014	—	—	—	—	—	—	—	—	—	—
Euro STOXX 50® Index
Class ADV
6/30/2015	1,112,312	—	97,418	(223,039)	986,691	12,201,575	—	1,063,805	(2,363,427)	10,901,953
12/31/2014	1,336,805	—	83,530	(1,803,290)	(382,955)	15,602,799	—	1,000,682	(20,340,400)	(3,736,919)
Class I
6/30/2015	202,672	—	1,260,091	(3,908,979)	(2,446,216)	2,046,103	—	13,860,998	(42,535,436)	(26,628,335)
12/31/2014	5,705,261	—	1,397,910	(7,078,150)	25,021	61,677,034	—	16,844,821	(81,375,380)	(2,853,525)
FTSE 100 Index®
Class ADV
6/30/2015	129,143	—	55,100	(88,976)	95,267	1,451,124	—	600,587	(999,796)	1,051,915
12/31/2014	319,337	—	61,386	(235,216)	145,507	4,061,215	—	771,009	(2,870,545)	1,961,679
Class I
6/30/2015	173,850	—	3,496,062	(3,969,645)	(299,733)	1,908,788	—	38,351,805	(44,913,106)	(4,652,513)
12/31/2014	4,604,145	—	3,940,650	(6,346,742)	2,198,053	54,228,933	—	49,809,818	(80,557,944)	23,480,807
46

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Hang Seng Index
Class ADV
6/30/2015	247	—	2,253	(19,608)	(17,108)	3,829	—	37,556	(298,410)	(257,025)
12/31/2014	101,635	—	3,068	(117,674)	(12,971)	1,501,443	—	40,226	(1,680,908)	(139,239)
Class I
6/30/2015	23,301	—	138,678	(941,108)	(779,129)	340,855	—	2,322,850	(15,112,548)	(12,448,843)
12/31/2014	475,521	—	160,848	(1,055,296)	(418,927)	6,637,812	—	2,121,591	(15,053,271)	(6,293,868)
Class S
6/30/2015	640,525	—	63,686	(471,817)	232,394	10,148,937	—	1,065,471	(7,189,445)	4,024,963
12/31/2014	883,102	—	64,834	(1,392,894)	(444,958)	12,819,845	—	853,855	(19,620,552)	(5,946,852)
International Index
Class ADV
6/30/2015	1,511,877	—	2,465,661	(8,090,527)	(4,112,989)	14,772,425	—	24,237,441	(78,063,928)	(39,054,062)
12/31/2014	4,454,498	109,979,612	863,686	(16,629,107)	98,668,689	42,472,687	1,058,745,439	8,654,053	(162,556,267)	947,315,912
Class I
6/30/2015	4,315,572	—	1,507,066	(10,593,734)	(4,771,096)	42,701,981	—	15,085,728	(106,818,514)	(49,030,805)
12/31/2014	20,402,523	—	389,258	(17,424,222)	3,367,559	203,550,636	—	3,966,540	(172,627,018)	34,890,158
Class S
6/30/2015	453,763	—	254,324	(1,026,817)	(318,730)	4,467,479	—	2,530,530	(10,082,079)	(3,084,070)
12/31/2014	1,424,879	—	69,514	(3,887,500)	(2,393,107)	13,854,671	—	704,877	(38,696,714)	(24,137,166)
Class S2
6/30/2015	18,696	—	3,437	(95,212)	(73,079)	180,685	—	34,160	(940,702)	(725,857)
12/31/2014	36,137	—	1,338	(77,536)	(40,061)	355,270	—	13,516	(753,360)	(384,574)
Japan TOPIX Index®
Class ADV
6/30/2015	1,146,428	—	38,618	(169,645)	1,015,401	12,886,689	—	430,201	(1,816,543)	11,500,347
12/31/2014	756,537	—	110,625	(1,095,012)	(227,850)	8,006,762	—	1,080,807	(11,365,249)	(2,277,680)
Class I
6/30/2015	163,354	—	736,240	(6,083,965)	(5,184,371)	1,636,104	—	8,290,062	(68,179,140)	(58,252,974)
12/31/2014	4,027,931	—	3,321,992	(5,678,030)	1,671,893	43,232,472	—	32,721,625	(59,465,649)	16,488,448
Russell™ Large Cap Growth Index
Class ADV(2)
6/30/2015	—	—	—	(1)	(1)	—	—	—	(25)	(25)
12/31/2014	—	—	—	(1,076)	(1,076)	10	—	—	(23,036)	(23,026)
Class I
6/30/2015	229,645	—	130,969	(585,171)	(224,557)	5,756,750	—	3,321,385	(14,688,389)	(5,610,254)
12/31/2014	397,187	—	161,582	(1,403,436)	(844,667)	9,105,712	—	3,525,724	(31,882,901)	(19,251,465)
Class S
6/30/2015	858,333	—	99,108	(1,446,680)	(489,239)	21,327,510	—	2,504,465	(36,194,851)	(12,362,876)
12/31/2014	4,035,593	—	103,632	(2,917,958)	1,221,267	91,233,257	—	2,253,990	(64,755,952)	28,731,295
Russell™ Large Cap Index
Class ADV
6/30/2015	321,128	—	26,556	(333,317)	14,367	5,083,527	—	422,251	(5,256,334)	249,444
12/31/2014	506,710	—	28,915	(583,243)	(47,618)	7,441,609	—	411,173	(8,486,071)	(633,289)
Class I
6/30/2015	708,228	—	192,094	(960,151)	(59,829)	11,354,125	—	3,100,399	(15,380,801)	(926,277)
12/31/2014	1,623,545	—	192,284	(1,715,507)	100,322	24,199,917	—	2,772,734	(25,501,832)	1,470,819
Class S
6/30/2015	1,986,085	—	526,249	(4,495,684)	(1,983,350)	31,418,548	—	8,446,304	(72,207,371)	(32,342,519)
12/31/2014	5,495,583	—	560,188	(6,716,355)	(660,584)	82,105,305	—	8,038,695	(99,547,346)	(9,403,346)
Class S2
6/30/2015	32,658	—	3,236	(82,695)	(46,801)	528,683	—	52,561	(1,325,105)	(743,861)
12/31/2014	110,966	—	3,268	(52,998)	61,236	1,653,343	—	47,422	(783,281)	917,484
Russell™ Large Cap Value Index
Class ADV(2)
6/30/2015	(1)	—	—*	0	(1)	(18)	—	—*	0	(18)
12/31/2014	1	—	—*	(2,736)	(2,735)	17	—	—*	(49,385)	(49,368)
Class I
6/30/2015	59,152	—	72,887	(185,160)	(53,121)	1,155,620	—	1,427,863	(3,651,533)	(1,068,050)
12/31/2014	172,564	—	81,757	(403,464)	(149,143)	3,270,211	—	1,501,063	(7,615,120)	(2,843,846)
Class S
6/30/2015	1,332,639	—	225,258	(1,275,771)	282,126	26,096,790	—	4,392,527	(25,093,645)	5,395,672
12/31/2014	2,946,015	—	209,359	(1,454,733)	1,700,641	55,701,063	—	3,829,184	(27,384,162)	32,146,085
47

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Mid Cap Growth Index
Class ADV(1)
6/30/2015	—	—	—	(300)	(300)	1	—	—	(8,571)	(8,570)
12/31/2014	—	—	—	—	—	—	—	—	—	—
Class I
6/30/2015	268,061	—	16,218	(2,442,625)	(2,158,346)	7,595,280	—	463,018	(70,173,756)	(62,115,458)
12/31/2014	4,840,571	—	21,245	(997,569)	3,864,247	116,692,748	—	523,892	(25,881,643)	91,334,997
Class S
6/30/2015	930,588	—	74,329	(779,308)	225,609	26,009,573	—	2,118,372	(22,019,872)	6,108,073
12/31/2014	678,655	—	28,981	(2,551,613)	(1,843,977)	17,435,996	—	713,505	(64,874,642)	(46,725,141)
Class S2
6/30/2015	6,274	—	327	(14,965)	(8,364)	178,823	—	9,312	(429,164)	(241,029)
12/31/2014	4,676	—	80	(9,400)	(4,644)	117,803	—	1,972	(238,918)	(119,143)
Russell™ Mid Cap Index
Class ADV
6/30/2015	1,221,627	—	762,524	(378,005)	1,606,146	20,693,392	—	12,246,138	(6,445,248)	26,494,282
12/31/2014	1,970,592	—	268,032	(640,018)	1,598,606	31,805,389	—	4,157,168	(10,258,622)	25,703,935
Class I
6/30/2015	3,278,440	—	9,156,306	(12,438,399)	(3,653)	56,546,158	—	150,163,421	(217,557,797)	(10,848,218)
12/31/2014	5,486,772	—	4,930,497	(28,520,332)	(18,103,063)	90,007,360	—	77,852,541	(470,334,161)	(302,474,260)
Class S
6/30/2015	2,003,415	—	2,078,988	(1,620,206)	2,462,197	34,815,368	—	33,825,130	(27,518,843)	41,121,655
12/31/2014	6,072,468	—	835,090	(5,055,299)	1,852,259	99,250,157	—	13,094,206	(81,598,447)	30,745,916
Class S2
6/30/2015	187,557	—	103,041	(159,401)	131,197	3,164,246	—	1,659,982	(2,729,502)	2,094,726
12/31/2014	346,577	—	41,303	(421,223)	(33,343)	5,596,080	—	641,844	(6,800,996)	(563,072)
Russell™ Small Cap Index
Class ADV
6/30/2015	747,351	—	510,816	(276,555)	981,612	11,951,100	—	7,621,373	(4,435,597)	15,136,876
12/31/2014	988,089	—	303,398	(493,103)	798,384	15,636,888	—	4,550,967	(7,701,033)	12,486,822
Class I
6/30/2015	1,237,259	—	3,648,991	(2,943,840)	1,942,410	20,094,981	—	55,683,606	(47,955,539)	27,823,048
12/31/2014	3,752,135	—	2,832,013	(9,524,339)	(2,940,191)	60,600,999	—	43,329,797	(153,739,037)	(49,808,241)
Class S
6/30/2015	2,092,479	—	1,862,908	(1,438,642)	2,516,745	33,993,204	—	28,241,681	(23,393,466)	38,841,419
12/31/2014	2,621,760	—	1,336,994	(6,455,028)	(2,496,274)	41,988,629	—	20,335,677	(103,453,228)	(41,128,922)
Class S2
6/30/2015	55,191	—	61,888	(62,145)	54,934	890,744	—	925,850	(981,047)	835,547
12/31/2014	130,459	—	44,071	(389,488)	(214,958)	2,068,645	—	662,390	(6,279,192)	(3,548,157)
U.S. Bond Index
Class ADV
6/30/2015	649,733	—	14,353	(211,200)	452,886	6,997,218	—	155,279	(2,275,017)	4,877,480
12/31/2014	747,242	—	22,613	(287,381)	482,474	7,924,084	—	239,938	(3,046,342)	5,117,680
Class I
6/30/2015	28,407,602	—	2,660,182	(39,294,753)	(8,226,969)	307,302,746	—	28,905,161	(425,032,255)	(88,824,348)
12/31/2014	44,982,966	—	6,865,484	(81,696,836)	(29,848,386)	479,830,423	—	73,018,279	(870,252,634)	(317,403,932)
Class S
6/30/2015	2,022,545	—	173,599	(2,356,997)	(160,853)	21,858,725	—	1,880,826	(25,424,653)	(1,685,102)
12/31/2014	8,602,034	—	366,689	(6,065,053)	2,903,670	91,462,216	—	3,891,510	(64,479,947)	30,873,779
Class S2
6/30/2015	56,744	—	1,618	(83,119)	(24,757)	613,433	—	17,536	(906,638)	(275,669)
12/31/2014	97,815	—	3,752	(42,978)	58,589	1,034,647	—	39,819	(457,516)	616,950

*
Share amount is less than 0.500 or $0.50.

(1)
Class liquidated on May 28, 2015.

(2)
Class liquidated on June 30, 2015.

48

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2015:
Australia Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$86,769	$(86,769)	$—
Barclays Capital Securities Ltd.	411,287	(411,287)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Commerzbank AG	152,198	(152,198)	—
Credit Suisse Securities (Europe) Limited	349,249	(349,249)	—
Credit Suisse Securities (USA) LLC	93,701	(93,701)	—
Goldman Sachs & Company	496,749	(496,749)	—
JP Morgan Clearing Corp	269,667	(269,667)	—
JPMorgan Securities PLC	24,359	(24,359)	—
Macquarie Bank Ltd.	3,509,210	(3,509,210)	—
Merrill Lynch International Ltd.	120,064	(120,064)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	83,941	(83,941)	—
Morgan Stanley & Co. LLC	1,351,121	(1,351,121)	—
Scotia Capital	52,264	(52,264)	—
UBS Securities, LLC	228,849	(228,849)	—
Total	$7,229,429	$(7,229,429)	$—

(1)
Collateral with a fair value of  $7,676,878 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Emerging Markets Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$191,642	$(191,642)	$—
Barclays Capital Securities Ltd.	401,946	(401,946)	—
Citadel Securities LLC	98,120	(98,120)	—
Citigroup Global Markets Ltd.	98,527	(98,527)	—
Commerzbank AG	46,125	(46,125)	—
Credit Suisse Securities (Europe) Limited	7,751	(7,751)	—
Credit Suisse Securities	283,210	(283,210)	—
Deutsche Bank Securities Inc.	267,859	(267,859)	—
Deutsche Bank AG	280,380	(280,380)	—
Goldman Sachs International	1,207,669	(1,207,669)	—
Goldman, Sachs & Co.	84,653	(84,653)	—
HSBC Bank PLC	104,526	(104,526)	—
JPMorgan Securities PLC	304,078	(304,078)	—
Macquarie Bank Ltd.	510,886	(510,886)	—
Merrill Lynch International Ltd.	151,417	(151,417)	—
Morgan Stanley & Co. LLC	1,382,382	(1,382,382)	—
Nomura Securities International, Inc.	22,258	(22,258)	—
RBC Capital Markets, LLC	160,060	(160,060)	—
Scotia Capital (USA) INC	249,150	(249,150)	—
UBS AG	292,157	(292,157)	—
Total	$6,144,796	$(6,144,796)	$—

(1)
Collateral with a fair value of  $6,625,177 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

49

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Euro STOXX 50 Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co.	$2,798,631	$(2,798,631)	$—
Merrill Lynch, Pierce, Fenner & Smith Inc.	9,540	(9,540)	—
Total	$2,808,171	$(2,808,171)	$—

(1)
Collateral with a fair value of  $7,673,478 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

FTSE 100 Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. International PLC	$604,822	$(604,822)	$—
Total	$604,822	$(604,822)	$—

(1)
Collateral with a fair value of  $635,742 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN AMRO Bank N.V.	$20,281	$(20,281)	$—
Barclays Capital Inc.	90,108	(90,108)	—
Citigroup Global Markets Limited	608,216	(608,216)	—
Credit Suisse Securities (Europe) Limited	569,667	(569,667)	—
Credit Suisse Securities (USA) LLC	33,632	(33,632)	—
Deutsche Bank Securities Inc.	4,703	(4,703)	—
Deutsche Bank, AG	59,010	(59,010)	—
Goldman Sachs International	342,214	(342,214)	—
Goldman Sachs & Company	2,875,075	(2,875,075)	—
JP Morgan Clearing Corp	1,264,407	(1,264,407)	—
JP Morgan Securities, Plc.	60,194	(60,194)	—
Macquarie Bank Limited	3,564,028	(3,564,028)	—
Merrill Lynch International	241,174	(241,174)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	586,119	(586,119)	—
Morgan Stanley & Co. LLC	963,376	(963,376)	—
Nomura International PLC	456,918	(456,918)	—
Total	$11,739,123	$(11,739,123)	$—

(1)
Collateral with a fair value of  $13,684,148 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Japan TOPIX Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Securities Ltd.	$117,189	$(117,189)	$—
Citigroup Global Markets Inc.	124,706	(124,706)	—
Citigroup Global Markets Limited	22,096	(22,096)	—
Credit Suisse Securities (Europe) Ltd.	233,868	(233,868)	—
Credit Suisse Securities (USA) LLC	109,022	(109,022)	—
Deutsche Bank Securities Inc.	269,026	(269,026)	—
Deutsche Bank, AG	23,607	(23,607)	—
Goldman Sachs & Company	1,024,873	(1,024,873)	—
Merrill Lynch International	204,175	(204,175)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	171,366	(171,366)	—
Mizuho Securities USA Inc.	43,643	(43,643)	—
Morgan Stanley & Co. LLC	90,673	(90,673)	—
Nomura International PLC	550,840	(550,840)	—
UBS AG	47,940	(47,940)	—
UBS Securities, LLC	130,192	(130,192)	—
Total	$3,163,218	$(3,163,218)	$—

(1)
Collateral with a fair value of  $3,413,556 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Scotia Capital (USA) INC	$80,634	$(80,634)	$—
Total	$80,634	$(80,634)	$—

(1)
Collateral with a fair value of  $82,791 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Large Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Co.	$58,165	$(58,165)	$—
Total	$58,165	$(58,165)	$—

(1)
Collateral with a fair value of  $183,793 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$206,569	$(206,569)	$—
BNP Prime Brokerage, Inc.	207,056	(207,056)	—
Citigroup Global Markets	50,346	(50,346)	—
Credit Suisse Securities (USA) LLC	23,368	(23,368)	—
Goldman Sachs & Company	392,086	(392,086)	—
HSBC Bank PLC	436,552	(436,552)	—
JPMorgan Clearing Corp.	366,329	(366,329)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	279,803	(279,803)	—
Morgan Stanley & Co. LLC	291,013	(291,013)	—
RBC Dominion Securities Inc	1,056,918	(1,056,918)	—
Scotia Capital	77,314	(77,314)	—
SG Americas Securities, LLC	93,740	(93,740)	—
UBS Securities LLC.	1,858,740	(1,858,740)	—
Wells Fargo Securities LLC	441,066	(441,066)	—
Total	$5,780,898	$(5,780,898)	$—

(1)
Collateral with a fair value of  $5,924,697 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$338,237	$(338,237)	$—
BNP Prime Brokerage, Inc.	23,811	(23,811)	—
Citigroup Global Markets	100,894	(100,894)	—
Deutsche Bank Securities	796,047	(796,047)	—
Goldman Sachs & Company	1,600,987	(1,600,987)	—
HSBC Bank PLC	1,114,297	(1,114,297)	—
JPMorgan Clearing Corp.	9,675,272	(9,675,272)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	329,515	(329,515)	—
Morgan Stanley & Co. LLC	1,755,725	(1,755,725)	—
National Financial Services LLC	220,732	(220,732)	—
RBC Dominion Securities Inc	4,152,659	(4,152,659)	—
Scotia Capital (USA) INC	390,952	(390,952)	—
SG Americas Securities, LLC	357,039	(357,039)	—
Total	$20,856,170	$(20,856,170)	$—

(1)
Collateral with a fair value of  $21,416,619 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,349,028	$(2,349,028)	$—
BMO Capital Markets Corp	94,271	(94,271)	—
BNP Prime Brokerage, Inc.	297,332	(297,332)	—
Citadel Clearing LLC	745,237	(745,237)	—
Citadel Securities LLC	25,697	(25,697)	—
Citigroup Global Markets Inc.	705,233	(705,233)	—
Commerz Markets LLC	93,366	(93,366)	—
Deutsche Bank Securities Inc.	2,563,405	(2,563,405)	—
Goldman Sachs & Company	6,781,718	(6,781,718)	—
HSBC Bank PLC	440,714	(440,714)	—
Janney Montgomery Scott	102,334	(102,334)	—
JP Morgan Clearing Corp	12,401,555	(12,401,555)	—
Maple Securities USA Inc.	87,153	(87,153)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	455,123	(455,123)	—
Morgan Stanley & Co. LLC	15,058,623	(15,058,623)	—
National Financial Services LLC	1,671,471	(1,671,471)	—
RBC Dominion Securities Inc	3,949,141	(3,949,141)	—
Scotia Capital (USA) INC	3,960,212	(3,960,212)	—
SG Americas Securities, LLC	2,140,977	(2,140,977)	—
Wells Fargo Securities LLC	116,462	(116,462)	—
Total	$54,039,052	$(54,039,052)	$—

(1)
Collateral with a fair value of  $55,801,986 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,846,707	$(2,846,707)	$—
Citigroup Global Markets	1,206,189	(1,206,189)	—
Credit Suisse Securities (USA) LLC	335,415	(335,415)	—
First Clearing, LLC	117,747	(117,747)	—
Goldman, Sachs & Co.	1,035	(1,035)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	468,832	(468,832)	—
Scotia Capital (USA) INC	5,513,415	(5,513,415)	—
UBS Securities LLC.	633,521	(633,521)	—
Wells Fargo Securities LLC	244,886	(244,886)	—
Total	$11,367,746	$(11,367,746)	$—

(1)
Collateral with a fair value of  $11,652,190 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.
Foreign Securities (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, International Index, and Japan TOPIX Index®). Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Emerging Markets Investments (Emerging Markets Index, Hang Seng Index, and International Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.
Non-Diversified (Australia Index, FTSE 100® Index and Hang Seng Index). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.
Investment by Funds-of-Funds (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, Japan TOPIX Index®, Russell™ Mid Cap Index, Russell™ Mid Cap Growth Index, Russell™ Small Cap Index and U.S. Bond Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each Portfolio may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects of the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.
NOTE 13 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$9,771,670	$—	$7,992,667	$—
Emerging Markets Index	12,674,109	—	8,397,648	—
Euro STOXX 50® Index	14,924,804	—	17,845,503	—
FTSE 100 Index®	27,896,588	11,055,804	17,437,022	33,143,805
Hang Seng Index	3,425,877	—	3,015,672	—
International Index	41,887,859	—	13,338,986	—
Japan TOPIX Index	4,940,570	3,779,693	8,379,694	25,422,738
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Russell™ Large Cap Growth Index	5,825,850	—	5,779,714	—
Russell™ Large Cap Index	12,021,515	—	11,270,024	—
Russell™ Large Cap Value Index	3,103,269	2,717,121	2,594,596	2,735,651
Russell™ Mid Cap Growth Index	2,590,738	—	1,239,371	—
Russell™ Mid Cap Index	52,298,538	145,596,134	35,543,704	60,202,055
Russell™ Small Cap Index	12,640,674	79,831,837	17,246,488	51,632,343
U.S. Bond Index	30,958,802	—	77,189,546	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Australia Index	$9,770,236	$—	$(12,428,307)	$(55,951)	Short-term	None
				(4,675,040)	Long-term	None
				$(4,730,991)
Emerging Markets Index	12,670,196	—	(46,863,077)	(4,992,348)	Short-term	None
				(2,406,436)	Long-term	None
				$(7,398,784)
Euro STOXX 50® Index	14,923,243	—	53,638,071	(805,470)	Short-term	2018
				(33,294,343)	Long-term	None
				$(34,099,813)
FTSE 100 Index®	27,895,816	11,053,547	55,873,193	—	—	—
Hang Seng Index	3,424,784	—	19,284,941	(348,360)	Short-term	2016
				(211,429)	Short-term	2017
				(1,702,575)	Short-term	None
				$(2,262,364)
International Index	41,883,527	—	32,714,943	(48,436,202)	Short-term	2015
				(14,301,357)	Short-term	2016
				(91,978,946)	Short-term	2017
				(1,826,920)	Short-term	2018
				(6,154,952)	Short-term	None
				(8,243,398)	Long-term	None
				$(170,941,775)*
Japan TOPIX Index	4,938,883	3,776,485	23,160,246	—	—	—
Russell™ Large Cap Growth Index	5,825,405	—	246,786,430	(127,765,687)	Short-term	2016
Russell™ Large Cap Index	12,021,323	—	460,785,290	(2,318,650)	Short-term	2015
				(64,791,606)	Short-term	2016
				(125,559,316)	Short-term	2017
				(8,688,924)	Short-term	2018
				$(201,358,496)*

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
				Amount	Character	Expiration
Russell™ Large Cap Value Index	3,103,203	2,716,935	66,745,178	(3,099,362)	Short-term	2015
				(3,099,362)	Short-term	2016
				$(6,198,724)*
Russell™ Mid Cap Growth Index	2,571,402	—	166,801,030	(77,599,248)	Short-term	2016
Russell™ Mid Cap Index	52,233,020	145,590,799	1,065,995,160	—	—	—
Russell™ Small Cap Index	12,635,197	79,828,828	351,213,538	—	—	—
U.S. Bond Index	11,590,242	—	104,540,081	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 14 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in
Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially

54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.
NOTE 15 — REORGANIZATIONS
On March 14, 2014, International Index (“Acquiring Portfolio”) acquired all of the net assets of ING American Funds International Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on February 27, 2014. The purposes of the transaction were to combine two portfolios with comparable portfolio holdings and management and to lower the net expense ratio for shareholders of the Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:
Net investment income	$36,483,562
Net realized and unrealized loss on investments	$(153,818,419)
Net decrease in net assets resulting from operations	$(117,334,857)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carryforwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$1,058,745	$624,495	$—	$(32,588)	1.8740
The net assets of the Acquiring Portfolio after the acquisition were $1,683,240,361.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2015, the following Portfolio declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0431	July 2, 2015	June 30, 2015
Class I	$0.0558	July 2, 2015	June 30, 2015
Class S	$0.0491	July 2, 2015	June 30, 2015
Class S2	$0.0451	July 2, 2015	June 30, 2015
Class ADV re-launch. Effective July 13, 2015, Class ADV shares for Russell™ Large Cap Growth Index and Russell™ Large Cap Value Index were re-launched.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	46.7%
Materials	14.4%
Industrials	7.0%
Consumer Staples	6.5%
Health Care	5.9%
Telecommunication Services	5.8%
Energy	5.0%
Consumer Discretionary	3.9%
Utilities	2.0%
Information Technology	0.7%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Consumer Discretionary: 3.9%
2,830,489	Other Securities(a)	$7,058,070	3.9
	Consumer Staples: 6.5%
184,499	Wesfarmers Ltd.	5,548,473	3.1
207,949	Woolworths Ltd.	4,321,033	2.4
552,076	Other Securities(a)	1,726,334	1.0
		11,595,840	6.5
	Energy: 5.0%
44,321	Caltex Australia Ltd.	1,088,000	0.6
191,999	Oil Search Ltd.	1,055,360	0.6
182,172	Origin Energy Ltd.	1,681,321	0.9
164,575	Santos Ltd.	993,654	0.6
116,312	Woodside Petroleum Ltd.	3,069,092	1.7
936,126	Other Securities(a)	1,027,353	0.6
		8,914,780	5.0
	Financials: 46.7%
485,516	AMP Ltd.	2,252,949	1.3
31,776	ASX Ltd.	977,253	0.5
453,616	Australia & New Zealand Banking Group Ltd.	11,257,480	6.3
73,523	Bendigo Bank Ltd.	695,211	0.4
267,213	Commonwealth Bank of Australia	17,523,040	9.8
157,612	Dexus Property Group	886,885	0.5
536,388	Federation Centres Ltd	1,206,933	0.7
256,138 L	Goodman Group	1,237,067	0.7
289,639 L	GPT Group	954,843	0.5
384,380	Insurance Australia Group Ltd.	1,652,596	0.9
87,057	Lend Lease Corp., Ltd.	1,006,577	0.6
54,749	Macquarie Group Ltd.	3,430,327	1.9
452,073 @	Medibank Pvt Ltd.	700,494	0.4
599,480	Mirvac Group	854,069	0.5
429,220	National Australia Bank Ltd.	11,024,136	6.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
224,058	QBE Insurance Group Ltd.	$2,359,357	1.3
873,989	Scentre Group	2,524,702	1.4
385,550	Stockland	1,217,462	0.7
211,197	Suncorp Group Ltd	2,185,062	1.2
313,797	Westfield Corp.	2,204,030	1.2
512,260	Westpac Banking Corp.	12,674,373	7.1
1,529,251	Other Securities(a)	4,661,619	2.6
		83,486,465	46.7
	Health Care: 5.9%
76,524	CSL Ltd.	5,101,587	2.8
21,164	Ramsay Health Care Ltd.	1,002,496	0.6
123,966	ResMed, Inc.	688,435	0.4
65,891	Sonic Healthcare Ltd.	1,085,008	0.6
763,433	Other Securities(a)	2,664,282	1.5
		10,541,808	5.9
	Industrials: 7.0%
160,108	Asciano Group	820,436	0.4
348,647	Aurizon Holdings Ltd.	1,377,267	0.8
256,647	Brambles Ltd.	2,093,657	1.2
360,530	Qantas Airways Ltd.	876,084	0.5
363,795 L	Sydney Airport	1,395,951	0.8
314,261 L	Transurban Group	2,253,132	1.3
1,593,700	Other Securities(a)	3,664,577	2.0
		12,481,104	7.0
	Information Technology: 0.7%
83,586	Computershare Ltd.	752,816	0.4
88,703	Other Securities	529,377	0.3
		1,282,193	0.7
	Materials: 14.4%
195,932	Amcor Ltd.	2,070,515	1.2
526,791	BHP Billiton Ltd.	10,745,933	6.0
275,055	Incitec Pivot Ltd.	815,468	0.5
72,783	James Hardie Industries SE	968,758	0.5
125,303	Newcrest Mining Ltd.	1,261,695	0.7
60,442 L	Orica Ltd.	992,149	0.5
69,643	Rio Tinto Ltd.	2,880,910	1.6
873,490 @	South32 Ltd.	1,206,357	0.7
2,461,369	Other Securities(a)	4,867,388	2.7
		25,809,173	14.4
	Telecommunication Services: 5.8%
2,006,855	Telstra Corp., Ltd.	9,497,556	5.3
170,707	Other Securities(a)	974,600	0.5
		10,472,156	5.8
	Utilities: 2.0%
110,511	AGL Energy Ltd.	1,323,803	0.7
182,920	APA Group	1,161,828	0.7
713,365	Other Securities	1,019,053	0.6
		3,504,684	2.0
	Total Common Stock (Cost $189,829,236)	175,146,273	97.9

56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc: 4.3%
66,753	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $66,753, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $68,088, due 02/28/17- 05/15/44)	$66,753	0.1
1,823,265	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,823,272, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,859,730, due 07/15/15-05/20/65)	1,823,265	1.0
1,823,265	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,823,274, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $1,859,721, due 11/15/15-03/01/48)	1,823,265	1.0
317,030	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.12%, due 07/01/15 (Repurchase Amount $317,031, collateralized by various U.S. Government Agency Obligations, 2.500%-6.500%, Market Value plus accrued interest $323,371, due 07/01/18-07/01/45)	317,030	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,823,300	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,823,308, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,859,766, due 01/15/17- 08/15/42)	$1,823,300	1.0
1,823,265	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,823,272, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,859,731, due 07/31/15-05/20/65)	1,823,265	1.0
		7,676,878	4.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
1,987,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,987,000)	1,987,000	1.1
	Total Short-Term Investments (Cost $9,663,878)	9,663,878	5.4
	Total Investments in Securities (Cost $199,493,114)	$184,810,151	103.3
	Liabilities in Excess of Other Assets	(5,903,533)	(3.3)
	Net Assets	$178,906,618	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

57

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $204,641,609.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$15,043,692
Gross Unrealized Depreciation	(34,875,150)
Net Unrealized Depreciation	$(19,831,458)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$7,058,070	$—	$7,058,070
Consumer Staples	—	11,595,840	—	11,595,840
Energy	—	8,914,780	—	8,914,780
Financials	68,131	83,418,334	—	83,486,465
Health Care	100,724	10,441,084	—	10,541,808
Industrials	—	12,481,104	—	12,481,104
Information Technology	—	1,282,193	—	1,282,193
Materials	1,206,357	24,602,816	—	25,809,173
Telecommunication Services	—	10,472,156	—	10,472,156
Utilities	—	3,504,684	—	3,504,684
Total Common Stock	1,375,212	173,771,061	—	175,146,273
Short-Term Investments	1,987,000	7,676,878	—	9,663,878
Total Investments, at fair value	$3,362,212	$181,447,939	$—	$184,810,151
Other Financial Instruments+
Forward Foreign Currency Contracts	—	3,388	—	3,388
Total Assets	$3,362,212	$181,451,327	$—	$184,813,539
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(17,817)	$—	$(17,817)
Futures	(56,316)	—	—	(56,316)
Total Liabilities	$(56,316)	$(17,817)	$—	$(74,133)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Australia Index Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Australian Dollar	4,840,000	Buy	09/16/15	$3,736,407	$3,718,590	$(17,817)
							$(17,817)
Barclays Bank PLC	Australian Dollar	600,000	Sell	09/16/15	$463,805	$460,983	$2,822
Citigroup, Inc.	Australian Dollar	640,000	Sell	09/16/15	492,280	491,714	566
							$3,388

58

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following futures contracts were outstanding for Voya Australia Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	38	09/17/15	$3,955,860	$(56,316)
			$3,955,860	$(56,316)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$3,388
Total Asset Derivatives		$3,388
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$17,817
Equity contracts	Net Assets — Unrealized depreciation*	56,316
Total Liability Derivatives		$74,133

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(297,019)	$—	$(297,019)
Equity contracts	—	(59,614)	(59,614)
Total	$(297,019)	$(59,614)	$(356,633)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(5,800)	$—	$(5,800)
Equity contracts	—	(60,506)	(60,506)
Total	$(5,800)	$(60,506)	$(66,306)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Citigroup, Inc.	Bank of America	Barclays Bank PLC	Totals
Assets:
Forward foreign currency contracts	$566	$—	$2,822	$3,388
Total Assets	$566	$—	$2,822	$3,388
Liabilities:
Forward foreign currency contracts	$—	$17,817	$—	$17,817
Total Liabilities	$—	$17,817	$—	$17,817
Net OTC derivative instruments by counterparty, at fair value	$566	$(17,817)	$2,822	(14,429)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$566	$(17,817)	$2,822	$(14,429)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

59

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	29.1%
Information Technology	17.4%
Consumer Discretionary	8.7%
Energy	8.3%
Consumer Staples	8.0%
Telecommunication Services	7.1%
Industrials	7.0%
Materials	6.8%
Utilities	3.1%
Health Care	2.5%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.1%
	Consumer Discretionary: 8.5%
267,800	Grupo Televisa S.A.	$2,079,188	0.3
17,710	Grupo Televisa SAB ADR	687,502	0.1
9,941	Hyundai Mobis	1,887,275	0.3
22,519	Hyundai Motor Co.	2,741,384	0.5
57,959	Naspers Ltd.	9,012,879	1.5
332,722	Steinhoff International Holdings Ltd.	2,105,705	0.4
16,422,010	Other Securities(a)	32,388,176	5.4
		50,902,109	8.5
	Consumer Staples: 8.0%
545,800	AMBEV SA	3,345,968	0.6
4,909	Amorepacific Corp.	1,835,774	0.3
4,206	Amorepacific Group	703,871	0.1
70,600	BRF - Brasil Foods SA	1,491,431	0.2
25,314 @	BRF SA ADR	529,316	0.1
6,017 @	Fomento Economico Mexicano SAB de CV ADR	536,054	0.1
204,600	Fomento Economico Mexicano SAB de CV UBD	1,822,948	0.3
38,058 @	Magnit PJSC GDR	2,116,939	0.4
766,500	Wal-Mart de Mexico SAB de CV	1,872,177	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
10,905,207	Other Securities(a)	$33,157,956	5.6
		47,412,434	8.0
	Energy: 7.7%
3,727,600	China Petroleum & Chemical Corp.	3,198,511	0.5
2,604,000	CNOOC Ltd.	3,693,715	0.6
284,258 @	Gazprom OAO ADR	1,498,040	0.3
1,146,133	Gazprom OAO	3,030,335	0.5
28,159 @	Lukoil OAO ADR	1,264,621	0.2
46,096	Lukoil OAO	2,064,905	0.3
3,080,000	PetroChina Co., Ltd.	3,430,187	0.6
55,617 @	Petroleo Brasileiro SA ADR	453,835	0.1
449,700	Petroleo Brasileiro SA	2,035,084	0.3
23,541	Reliance Industries Ltd.	369,374	0.1
85,534 @	Reliance Industries Ltd. GDR	2,664,384	0.4
81,225	Sasol Ltd.	3,007,740	0.5
10,205,928	Other Securities(a)	19,370,898	3.3
		46,081,629	7.7
	Financials: 27.9%
106,304 @	Banco Bradesco SA ADR	973,745	0.2
11,630,000	Bank of China Ltd.	7,547,653	1.3
1,198,611	Cathay Financial Holding Co., Ltd.	2,092,716	0.3
12,139,000	China Construction Bank	11,072,662	1.9
1,091,000	China Life Insurance Co., Ltd.	4,735,202	0.8
452,976	China Life Insurance Co., Ltd. (TWD)	463,492	0.1
674,880	China Merchants Bank Co., Ltd.	1,960,297	0.3
588,000	China Overseas Land & Investment Ltd.	2,069,830	0.3
387,400	China Pacific Insurance Group Co., Ltd.	1,855,908	0.3
32,800 #	Dalian Wanda Commercial Properties Co. Ltd.	263,829	0.0
494,391	FirstRand Ltd.	2,166,033	0.4
983,000	Fubon Financial Holding Co., Ltd.	1,953,601	0.3
366,200	Grupo Financiero Banorte	2,013,488	0.3
220,507	Housing Development Finance Corp.	4,485,324	0.8
124,000 #,@	Huatai Securities Co. Ltd.	350,330	0.1

See Accompanying Notes to Financial Statements
60

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
10,787,000	Industrial & Commercial Bank of China	$8,559,767	1.4
121,617 @	Itau Unibanco Holding S.A. ADR	1,331,706	0.2
56,755	KB Financial Group, Inc.	1,874,499	0.3
383,000	Ping An Insurance Group Co. of China Ltd.	5,168,786	0.9
371,000	Public Bank BHD	1,840,742	0.3
62,041	Shinhan Financial Group Co., Ltd.	2,309,288	0.4
178,683	Standard Bank Group Ltd.	2,351,359	0.4
899,195,953	Other Securities(a)	98,744,421	16.6
		166,184,678	27.9
	Health Care: 2.5%
7,468,244	Other Securities	14,797,090	2.5
	Industrials: 7.0%
17,233,820	Other Securities(a)	41,537,374	7.0
	Information Technology: 17.0%
1,904,107	Hon Hai Precision Industry Co., Ltd.	5,983,436	1.0
84,751	SK Hynix, Inc.	3,212,192	0.5
36,456	Infosys Ltd.	566,531	0.1
230,610 @	Infosys Ltd. ADR	3,655,169	0.6
216,820	MediaTek, Inc.	2,963,840	0.5
4,106	NAVER Corp.	2,330,716	0.4
16,109	Samsung Electronics Co., Ltd.	18,277,049	3.1
3,593,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,343,190	2.7
69,709	Tata Consultancy Services Ltd.	2,792,465	0.5
753,100	Tencent Holdings Ltd.	15,059,389	2.5
19,561,918	Other Securities(a)	30,036,058	5.1
		101,220,035	17.0
	Materials: 6.5%
6,801	LG Chem Ltd.	1,696,075	0.3
10,015	POSCO	2,005,400	0.3
94,171 @	Vale SA ADR	475,564	0.1
179,900	Vale SA	1,062,354	0.2
15,044,783	Other Securities(a)	33,381,422	5.6
		38,620,815	6.5
	Telecommunication Services: 7.0%
69,580 @	America Movil SAB de CV ADR	1,482,750	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services (continued)
3,361,200	America Movil SAB de CV	$3,592,694	0.6
896,500	China Mobile Ltd.	11,469,745	1.9
242,987	MTN Group Ltd.	4,564,309	0.8
17,731,670	Other Securities(a)	20,377,104	3.4
		41,486,602	7.0
	Utilities: 3.0%
885,000 #	CGN Power Co. Ltd.	462,531	0.1
31,670,943	Other Securities	17,226,733	2.9
		17,689,264	3.0
	Total Common Stock (Cost $577,162,365)	565,932,030	95.1
PREFERRED STOCK: 2.9%
	Consumer Discretionary: 0.2%
3,458	Hyundai Motor Co.	316,041	0.0
5,484	Hyundai Motor Co.- Series 2	515,712	0.1
84,250	Other Securities	472,858	0.1
		1,304,611	0.2
	Energy: 0.6%
448,900	Petroleo Brasileiro SA	1,839,434	0.3
1,014,193	Other Securities	1,442,882	0.3
		3,282,316	0.6
	Financials: 1.2%
260,880	Banco Bradesco SA	2,391,393	0.4
279,430	Itau Unibanco Holding S.A.	3,078,215	0.5
544,831	Other Securities	1,689,081	0.3
		7,158,689	1.2
	Information Technology: 0.4%
2,997	Samsung Electronics Co., Ltd.	2,663,496	0.4
	Materials: 0.3%
1,125	LG Chem Ltd.	189,483	0.0
196,500	Vale SA	989,736	0.2
169,200	Other Securities	365,499	0.1
		1,544,718	0.3
	Telecommunication Services: 0.1%
46,600	Other Securities	651,240	0.1
	Utilities: 0.1%
147,559	Other Securities	635,629	0.1
	Total Preferred Stock (Cost $25,134,236)	17,240,699	2.9
	Total Long-Term Investments (Cost $602,296,601)	583,172,729	98.0

See Accompanying Notes to Financial Statements
61

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.1%
331,241	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $331,243, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $337,866, due 02/28/17-05/15/44)	$331,241	0.0
1,573,484	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,573,490, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,604,954, due 07/15/15-05/20/65)	1,573,484	0.3
1,573,484	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,573,492, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $1,604,946, due 11/15/15-03/01/48)	1,573,484	0.3
1,573,484	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,573,488, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $1,604,960, due 07/15/15-01/15/37)	1,573,484	0.2
1,573,484	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,573,490, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,604,954, due 07/31/15-05/20/65)	1,573,484	0.3
		6,625,177	1.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.3%
7,411,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,411,000)	$7,411,000	1.3
	Total Short-Term Investments (Cost $14,036,177)	14,036,177	2.4
	Total Investments in Securities (Cost $616,332,778)	$597,208,906	100.4
	Liabilities in Excess of Other Assets	(2,634,751)	(0.4)
	Net Assets	$594,574,155	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $622,812,610.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$71,971,204
Gross Unrealized Depreciation	(97,574,908)
Net Unrealized Depreciation	$(25,603,704)

See Accompanying Notes to Financial Statements
62

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$9,272,909	$41,629,200	$—	$50,902,109
Consumer Staples	22,028,031	25,384,403	—	47,412,434
Energy	10,600,141	35,481,488	—	46,081,629
Financials	23,984,208	142,200,470	—	166,184,678
Health Care	3,039,993	11,379,904	377,193	14,797,090
Industrials	8,237,799	33,299,575	—	41,537,374
Information Technology	10,458,152	90,651,118	110,765	101,220,035
Materials	10,505,130	28,115,685	—	38,620,815
Telecommunication Services	7,601,885	33,884,717	—	41,486,602
Utilities	5,283,454	12,399,324	6,486	17,689,264
Total Common Stock	111,011,702	454,425,884	494,444	565,932,030
Preferred Stock	12,772,612	4,468,087	—	17,240,699
Short-Term Investments	7,411,000	6,625,177	—	14,036,177
Total Investments, at fair value	$131,195,314	$465,519,148	$494,444	$597,208,906
Other Financial Instruments+
Futures	34,728	—	—	34,728
Total Assets	$131,230,042	$465,519,148	$494,444	$597,243,634

(1)
For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $12,434,592 and $21,527,199 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. At June 30, 2015, securities valued at $775,457 transferred from Level 1 to Level 3 due to significant unobservable inputs. In addidtion, securities valued at $486,896 transferred from Level 2 to Level 3 due to significant unobservable inputs.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Emerging Markets Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	243	09/18/15	$11,656,710	$34,728
			$11,656,710	$34,728

See Accompanying Notes to Financial Statements
63

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$34,728
Total Asset Derivatives		$34,728

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$686,928
Total	$686,928

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(152,285)
Total	$(152,285)

See Accompanying Notes to Financial Statements
64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	26.9%
Industrials	10.6%
Health Care	10.5%
Consumer Staples	10.5%
Consumer Discretionary	9.9%
Energy	7.4%
Telecommunication Services	7.2%
Utilities	5.6%
Information Technology	5.3%
Materials	5.1%
Rights	0.0%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Consumer Discretionary: 8.4%
58,640	Bayerische Motoren Werke AG	$6,421,943	1.4
182,146	Daimler AG	16,592,737	3.7
192,065	Inditex SA	6,264,657	1.4
49,679	LVMH Moet Hennessy Louis Vuitton SE	8,734,103	1.9
		38,013,440	8.4
	Consumer Staples: 10.5%
140,492	Anheuser-Busch InBev Worldwide, Inc.	16,906,906	3.8
101,605	Carrefour S.A.	3,264,932	0.7
109,670	Danone	7,103,827	1.6
44,751	L’Oreal S.A.	8,006,911	1.8
285,424	Unilever NV	11,933,356	2.6
		47,215,932	10.5
	Energy: 7.4%
493,079	ENI S.p.A.	8,757,899	1.9
184,381 L	Repsol YPF S.A.	3,249,840	0.7
437,891	Total S.A.	21,479,019	4.8
		33,486,758	7.4
	Financials: 26.9%
83,520	Allianz SE	13,025,062	2.9
246,829	Assicurazioni Generali S.p.A.	4,448,800	1.0
384,693	AXA S.A.	9,752,698	2.2
2,616,767	Banco Santander SA	18,406,426	4.1
1,151,939	Banco Bilbao Vizcaya Argentaria S.A.	11,351,180	2.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
204,298	BNP Paribas	$12,397,386	2.8
237,376	Deutsche Bank AG	7,137,129	1.6
706,866	ING Groep NV	11,737,800	2.6
2,628,002	Intesa Sanpaolo S.p.A.	9,543,569	2.1
26,830	Muenchener Rueckversicherungs- Gesellschaft AG	4,756,819	1.1
147,154	Societe Generale	6,905,038	1.5
17,999 L	Unibail-Rodamco SE	4,571,843	1.0
1,019,653 L	UniCredit SpA	6,852,977	1.5
		120,886,727	26.9
	Health Care: 10.5%
151,130	Bayer AG	21,164,306	4.7
39,456	Essilor International SA	4,726,859	1.0
217,613	Sanofi	21,528,486	4.8
		47,419,651	10.5
	Industrials: 10.6%
90,522	Cie de Saint-Gobain	4,086,297	0.9
174,955	Deutsche Post AG	5,112,074	1.1
106,614	Airbus Group SE	6,944,568	1.5
170,900	Koninklijke Philips NV	4,361,800	1.0
106,827	Schneider Electric SE	7,396,611	1.7
141,850	Siemens AG	14,351,195	3.2
95,809	Vinci S.A.	5,560,548	1.2
		47,813,093	10.6
	Information Technology: 5.3%
68,581	ASML Holding NV	7,133,634	1.6
672,850	Nokia OYJ	4,586,804	1.0
173,371	SAP SE	12,149,222	2.7
		23,869,660	5.3
	Materials: 5.1%
62,864	Air Liquide SA	7,976,862	1.8
167,858	BASF SE	14,770,350	3.3
		22,747,212	5.1
	Telecommunication Services: 7.2%
566,141	Deutsche Telekom AG	9,760,458	2.2
363,012	Orange SA	5,610,128	1.2
792,423	Telefonica S.A.	11,288,400	2.5
223,692	Vivendi	5,672,080	1.3
		32,331,066	7.2
	Utilities: 5.6%
365,695	E.ON AG	4,876,358	1.1
1,279,831	Enel S.p.A.	5,800,584	1.3
296,902	GDF Suez	5,527,837	1.2
1,033,783	Iberdrola S.A.	6,979,650	1.6

See Accompanying Notes to Financial Statements
65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
88,228	RWE AG	$1,897,645	0.4
		25,082,074	5.6
	Total Common Stock (Cost $359,124,898)	438,865,613	97.5
PREFERRED STOCK: 1.5%
	Consumer Discretionary: 1.5%
28,788	Volkswagen AG	6,681,096	1.5
	Total Preferred Stock (Cost $5,257,967)	6,681,096	1.5
RIGHTS: 0.0%
	: 0.0%
184,367	Other Securities(a)	95,577	0.0
	Total Rights (Cost $101,490)	95,577	0.0
	Total Long-Term Investments (Cost $364,484,355)	445,642,286	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 1.7%
383,598	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $383,600, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $391,270, due 02/28/17- 05/15/44)	383,598	0.1
1,822,460	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,822,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,858,909, due 07/15/15-05/20/65)	1,822,460	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,822,460	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,822,469, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $1,858,900, due 11/15/15-03/01/48)	$1,822,460	0.4
1,822,500	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,822,508, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,858,950, due 01/15/17- 08/15/42)	1,822,500	0.4
1,822,460	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,822,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,858,910, due 07/31/15-05/20/65)	1,822,460	0.4
		7,673,478	1.7
	Total Short-Term Investments (Cost $7,673,478)	7,673,478	1.7
	Total Investments in Securities (Cost $372,157,833)	$453,315,764	100.7
	Liabilities in Excess of Other Assets	(3,262,326)	(0.7)
	Net Assets	$450,053,438	100.0

See Accompanying Notes to Financial Statements
66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $398,183,167.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$91,550,535
Gross Unrealized Depreciation	(36,417,938)
Net Unrealized Appreciation	$55,132,597

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$38,013,440	$—	$38,013,440
Consumer Staples	—	47,215,932	—	47,215,932
Energy	—	33,486,758	—	33,486,758
Financials	—	120,886,727	—	120,886,727
Health Care	—	47,419,651	—	47,419,651
Industrials	—	47,813,093	—	47,813,093
Information Technology	—	23,869,660	—	23,869,660
Materials	—	22,747,212	—	22,747,212
Telecommunication Services	—	32,331,066	—	32,331,066
Utilities	—	25,082,074	—	25,082,074
Total Common Stock	—	438,865,613	—	438,865,613
Preferred Stock	—	6,681,096	—	6,681,096
Rights	95,577	—	—	95,577
Short-Term Investments	—	7,673,478	—	7,673,478
Total Investments, at fair value	$95,577	$453,220,187	$—	$453,315,764
Other Financial Instruments+
Futures	33,357	—	—	33,357
Total Assets	$128,934	$453,220,187	$—	$453,349,121
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(35,231)	$—	$(35,231)
Total Liabilities	$—	$(35,231)	$—	$(35,231)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	EU Euro	3,700,000	Buy	09/16/15	$4,164,665	$4,129,434	$(35,231)
							$(35,231)

At June 30, 2015, the following futures contracts were outstanding for Voya Euro STOXX 50® Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50®	126	09/18/15	$4,826,596	$33,357
			$4,826,596	$33,357

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$33,357
Total Asset Derivatives		$33,357
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$35,231
Total Liability Derivatives		$35,231

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(150,918)	$—	$(150,918)
Equity contracts	—	388,145	388,145
Total	$(150,918)	$388,145	$237,227

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$83,157	$—	$83,157
Equity contracts	—	(71,610)	(71,610)
Total	$83,157	$(71,610)	$11,547

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Euro STOXX 50® Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
Bank of America
Liabilities:
Forward foreign currency contracts	$35,231
Total Liabilities	$35,231
Net OTC derivative instruments by counterparty, at fair value	$(35,231)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$(35,231)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and Wcredit related contingent features.

See Accompanying Notes to Financial Statements
69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	23.0%
Consumer Staples	16.3%
Energy	13.4%
Consumer Discretionary	10.2%
Health Care	9.3%
Materials	7.8%
Industrials	7.1%
Telecommunication Services	6.1%
Utilities	4.1%
Information Technology	1.2%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 10.2%
153,254	Sky PLC	$2,496,130	0.6
243,835	Compass Group PLC	4,032,799	1.0
547,133	ITV PLC	2,263,714	0.6
240,477	Marks & Spencer Group PLC	2,028,635	0.5
103,712 #	Merlin Entertainments PLC	695,577	0.2
21,520	Next PLC	2,518,727	0.7
118,835	Pearson PLC	2,250,063	0.6
165,431	Reed Elsevier PLC	2,688,350	0.7
26,353	Whitbread PLC	2,047,333	0.5
191,939	WPP PLC	4,308,271	1.1
1,619,543	Other Securities	14,193,686	3.7
		39,523,285	10.2
	Consumer Staples: 16.3%
50,931	Associated British Foods PLC	2,295,049	0.6
272,426	British American Tobacco PLC	14,668,008	3.8
368,112	Diageo PLC	10,660,379	2.7
140,804	Imperial Tobacco Group PLC	6,781,391	1.7
92,912	Reckitt Benckiser Group PLC	8,012,153	2.1
138,165	SABMiller PLC	7,163,867	1.8
1,187,178	Tesco PLC	3,955,393	1.0
176,324	Unilever PLC	7,571,156	2.0
551,571	Other Securities(a)	2,376,267	0.6
		63,483,663	16.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 13.4%
497,398	BG Group PLC	$8,284,017	2.1
2,665,394	BP PLC	17,689,256	4.6
569,287	Royal Dutch Shell PLC - Class A	16,096,012	4.1
358,446	Royal Dutch Shell PLC - Class B	10,205,081	2.6
		52,274,366	13.4
	Financials: 23.0%
591,248	Aviva PLC	4,579,414	1.2
2,447,563	Barclays PLC	10,031,639	2.6
2,852,257	HSBC Holdings PLC	25,540,128	6.6
114,976	Land Securities Group PLC	2,174,076	0.6
867,814	Legal & General Group PLC	3,393,186	0.9
8,419,103	Lloyds Banking Group Plc	11,300,044	2.9
714,267	Old Mutual PLC	2,260,893	0.6
372,929	Prudential PLC	8,987,367	2.3
305,116	Standard Chartered PLC	4,886,222	1.2
285,863	Standard Life PLC	1,993,321	0.5
1,549,785	Other Securities	14,211,615	3.6
		89,357,905	23.0
	Health Care: 9.3%
184,435	AstraZeneca PLC	11,672,864	3.0
710,545	GlaxoSmithKline PLC	14,773,521	3.8
85,912	Shire PLC	6,902,948	1.8
131,048	Smith & Nephew PLC	2,216,963	0.6
19,675	Other Securities	597,638	0.1
		36,163,934	9.3
	Industrials: 7.1%
462,254	BAE Systems PLC	3,275,246	0.9
145,037	Experian PLC	2,637,973	0.7
267,803 @	International Consolidated Airlines Group SA	2,081,112	0.5
268,712	Rolls-Royce Holdings PLC	3,670,381	1.0
40,822,320 @	Rolls-Royce Holdings PLC - C shares	64,142	0.0
38,042	Wolseley PLC	2,426,089	0.6
930,869	Other Securities	13,247,821	3.4
		27,402,764	7.1
	Information Technology: 1.2%
206,288	ARM Holdings PLC	3,375,652	0.9
157,408	Other Securities	1,267,052	0.3
		4,642,704	1.2
	Materials: 7.8%
190,972	Anglo American PLC	2,758,847	0.7
308,680	BHP Billiton PLC	6,069,131	1.6
119,085	CRH PLC - London	3,341,113	0.9

See Accompanying Notes to Financial Statements
70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,559,790 @	Glencore PLC	$6,255,036	1.6
182,342	Rio Tinto PLC	7,500,224	1.9
173,832	Other Securities	4,325,440	1.1
		30,249,791	7.8
	Telecommunication Services: 6.1%
1,223,164	BT Group PLC	8,661,590	2.2
3,882,683	Vodafone Group PLC	14,163,533	3.7
65,464	Other Securities	941,072	0.2
		23,766,195	6.1
	Utilities: 4.1%
726,403	Centrica PLC	3,014,178	0.8
551,283	National Grid PLC	7,095,425	1.8
144,310	Scottish & Southern Energy PLC	3,482,813	0.9
134,441	Other Securities	2,532,656	0.6
		16,125,072	4.1
	Total Common Stock (Cost $326,494,049)	382,989,679	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
742	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $742, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $757, due 07/15/15-05/20/65)	742	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
635,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $635,003, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $647,700, due 01/15/17-08/15/42)	$635,000	0.2
		635,742	0.2
	Total Short-Term Investments (Cost $635,742)	635,742	0.2
	Total Investments in Securities (Cost $327,129,791)	$383,625,421	98.7
	Assets in Excess of Other Liabilities	5,071,274	1.3
	Net Assets	$388,696,695	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015. The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $330,294,494.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,548,622
Gross Unrealized Depreciation	(30,217,695)
Net Unrealized Appreciation	$53,330,927

See Accompanying Notes to Financial Statements
71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$39,523,285	$—	$39,523,285
Consumer Staples	—	63,483,663	—	63,483,663
Energy	—	52,274,366	—	52,274,366
Financials	—	89,357,905	—	89,357,905
Health Care	—	36,163,934	—	36,163,934
Industrials	—	27,402,764	—	27,402,764
Information Technology	—	4,642,704	—	4,642,704
Materials	—	30,249,791	—	30,249,791
Telecommunication Services	—	23,766,195	—	23,766,195
Utilities	3,482,813	12,642,259	—	16,125,072
Total Common Stock	3,482,813	379,506,866	—	382,989,679
Short-Term Investments	—	635,742	—	635,742
Total Investments, at fair value	$3,482,813	$380,142,608	$—	$383,625,421
Other Financial Instruments+
Forward Foreign Currency Contracts	—	8,010	—	8,010
Total Assets	$3,482,813	$380,150,618	$—	$383,633,431
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(20,078)	$—	$(20,078)
Futures	(202,886)	—	—	(202,886)
Total Liabilities	$(202,886)	$(20,078)	$—	$(222,964)

(1)
For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $1,065,112 and $3,924,543 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	British Pound	500,000	Buy	09/16/15	$777,185	$785,195	$8,010
Citigroup, Inc.	British Pound	2,000,000	Buy	09/16/15	3,160,857	3,140,779	(20,078)
							$(12,068)

See Accompanying Notes to Financial Statements
72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following futures contracts were outstanding for Voya FTSE 100 Index® Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	60	09/18/15	$6,122,180	$(202,886)
			$6,122,180	$(202,886)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$8,010
Total Asset Derivatives		$8,010
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$20,078
Equity contracts	Net Assets — Unrealized depreciation*	202,886
Total Liability Derivatives		$222,964

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(282,775)	$—	$(282,775)
Equity contracts	—	589,817	589,817
Total	$(282,775)	$589,817	$307,042

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(4,450)	$—	$(4,450)
Equity contracts	—	(429,714)	(429,714)
Total	$(4,450)	$(429,714)	$(434,164)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Bank of America	Citigroup, Inc.	Totals
Assets:
Forward foreign currency contracts	$8,010	$—	$8,010
Total Assets	$8,010	$—	$8,010
Liabilities:
Forward foreign currency contracts	$—	$20,078	$20,078
Total Liabilities	$—	$20,078	$20,078
Net OTC derivative instruments by counterparty, at fair value	$8,010	$(20,078)	(12,068)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$8,010	$(20,078)	$(12,068)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
73

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	59.2%
Information Technology	10.2%
Telecommunication Services	7.4%
Energy	6.7%
Utilities	4.1%
Consumer Staples	2.7%
Consumer Discretionary	2.5%
Industrials	2.0%
Assets in Excess of Other Liabilities*	5.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.8%
	Consumer Discretionary: 2.5%
637,000	Belle International Holdings	$733,842	0.7
220,000	Galaxy Entertainment Group Ltd.	875,372	0.7
553,028	Li & Fung Ltd.	438,425	0.4
227,200	Sands China Ltd.	763,574	0.7
		2,811,213	2.5
	Consumer Staples: 2.7%
129,000	China Mengniu Diary Co., Ltd.	643,207	0.6
113,286	China Resources Enterprise	364,882	0.3
75,500	Hengan International Group Co., Ltd.	896,192	0.8
184,000	Tingyi Cayman Islands Holding Corp.	375,403	0.3
687,000	Want Want China Holdings Ltd.	725,356	0.7
		3,005,040	2.7
	Energy: 6.7%
2,286,438	China Petroleum & Chemical Corp.	1,961,905	1.7
321,841	China Shenhua Energy Co., Ltd.	732,971	0.6
1,685,714	CNOOC Ltd.	2,391,147	2.1
304,000	Kunlun Energy Co. Ltd.	308,954	0.3
1,990,604	PetroChina Co., Ltd.	2,216,930	2.0
		7,611,907	6.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 59.2%
1,135,400	AIA Group Ltd.	$7,423,993	6.6
7,493,746	Bank of China Ltd.	4,863,301	4.3
822,451	Bank of Communications Co., Ltd.	856,072	0.8
135,584	Bank of East Asia Ltd.	592,339	0.5
348,129	BOC Hong Kong Holdings Ltd.	1,448,931	1.3
255,036 @	Cheung Kong Property Holdings Ltd.	2,115,553	1.9
7,938,107	China Construction Bank	7,240,792	6.4
700,911	China Life Insurance Co., Ltd.	3,042,122	2.7
384,991	China Overseas Land & Investment Ltd.	1,355,214	1.2
216,444	China Resources Land Ltd.	700,489	0.6
255,036	CK Hutchison Holdings Ltd.	3,749,534	3.3
210,706	Hang Lung Properties Ltd.	626,202	0.6
71,943	Hang Seng Bank Ltd.	1,405,116	1.2
109,172	Henderson Land Development Co., Ltd.	746,293	0.7
104,741	Hong Kong Exchanges and Clearing Ltd.	3,690,504	3.3
1,298,828	HSBC Holdings PLC	11,659,893	10.4
6,954,340	Industrial & Commercial Bank of China	5,518,451	4.9
216,000	Link REIT	1,264,018	1.1
503,100	New World Development Ltd.	657,374	0.6
246,216	Ping An Insurance Group Co. of China Ltd.	3,322,814	2.9
285,265	Sino Land Co.	476,141	0.4
148,555	Sun Hung Kai Properties Ltd.	2,404,033	2.1
56,091	Swire Pacific Ltd.	704,334	0.6
128,637	Wharf Holdings Ltd.	854,863	0.8
		66,718,376	59.2
	Industrials: 2.0%
111,818	Cathay Pacific Airways Ltd.	274,727	0.2
121,593	China Merchants Holdings International Co., Ltd.	520,886	0.5
468,811	Citic Pacific Ltd.	840,738	0.7
136,643	MTR Corp.	635,742	0.6
		2,272,093	2.0
	Information Technology: 10.2%
682,000	Lenovo Group Ltd.	942,909	0.8
530,575	Tencent Holdings Ltd.	10,609,660	9.4
		11,552,569	10.2

See Accompanying Notes to Financial Statements
74

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 7.4%
579,601	China Mobile Ltd.	$7,415,366	6.6
565,110	China Unicom Hong Kong Ltd.	883,485	0.8
		8,298,851	7.4
	Utilities: 4.1%
181,654	China Resources Power Holdings Co.	506,277	0.5
178,431	CLP Holdings Ltd.	1,516,494	1.3
655,561	Hong Kong & China Gas	1,373,634	1.2
130,322	Power Assets Holdings Ltd.	1,188,198	1.1
		4,584,603	4.1
	Total Common Stock (Cost $75,325,957)	106,854,652	94.8
SHORT-TERM INVESTMENTS: 1.3%
	Mutual Funds: 1.3%
1,421,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,421,000)	1,421,000	1.3
Shares	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
Total Short-Term Investments (Cost $1,421,000)	$1,421,000	1.3
Total Investments in Securities (Cost $76,746,957)	$108,275,652	96.1
Assets in Excess of Other Liabilities	4,378,911	3.9
Net Assets	$112,654,563	100.0

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $79,724,134.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$32,842,285
Gross Unrealized Depreciation	(4,290,767)
Net Unrealized Appreciation	$28,551,518

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$733,842	$2,077,371	$—	$2,811,213
Consumer Staples	643,207	2,361,833	—	3,005,040
Energy	—	7,611,907	—	7,611,907
Financials	2,115,553	64,602,823	—	66,718,376
Industrials	—	2,272,093	—	2,272,093
Information Technology	—	11,552,569	—	11,552,569
Telecommunication Services	—	8,298,851	—	8,298,851
Utilities	—	4,584,603	—	4,584,603
Total Common Stock	3,492,602	103,362,050	—	106,854,652
Short-Term Investments	1,421,000	—	—	1,421,000
Total Investments, at fair value	$4,913,602	$103,362,050	$—	$108,275,652
Other Financial Instruments+
Forward Foreign Currency Contracts	—	345	—	345
Total Assets	$4,913,602	$103,362,395	$—	$108,275,997

See Accompanying Notes to Financial Statements
75

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Liabilities Table
Other Financial Instruments+
Futures	$(162,684)	$—	$—	$(162,684)
Total Liabilities	$(162,684)	$—	$—	$(162,684)

(1)
For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $3,328,850 and $1,169,039 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Hang Seng Index Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Hong Kong Sar Dollar	14,000,000	Buy	09/16/15	$1,805,597	$1,805,942	$345
							$345

At June 30, 2015, the following futures contracts were outstanding for Voya Hang Seng Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	26	07/30/15	$4,394,631	$(162,684)
			$4,394,631	$(162,684)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$345
Total Asset Derivatives		$345
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$162,684
Total Liability Derivatives		$162,684

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
76

PORTFOLIO OF INVESTMENTS
Voya Hang Seng Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(1,191)	$—	$(1,191)
Equity contracts	—	236,772	236,772
Total	$(1,191)	$236,772	$235,581

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$486	$—	$486
Equity contracts	—	(191,944)	(191,944)
Total	$486	$(191,944)	$(191,458)

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
Goldman Sachs & Co.
Assets:
Forward foreign currency contracts	$345
Total Assets	$345
Net OTC derivative instruments by counterparty, at fair value	$345
Total collateral pledged by the Portfolio/(Received from counterparty)	$—
Net Exposure(1)	$345

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	26.3%
Consumer Discretionary	12.7%
Industrials	12.6%
Health Care	11.0%
Consumer Staples	10.9%
Materials	7.3%
Energy	5.1%
Telecommunication Services	5.1%
Information Technology	4.7%
Utilities	3.5%
Rights	0.0%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Consumer Discretionary: 12.3%
110,686	Daimler AG	$10,083,030	0.7
187,242	Honda Motor Co., Ltd.	6,051,634	0.4
46,504 #	Merlin Entertainments PLC	311,894	0.0
73,415	Mitsubishi Motors Corp.	624,323	0.0
313,962	Toyota Motor Corp.	21,009,484	1.4
9,357,979	Other Securities(a)	147,193,379	9.8
		185,273,744	12.3
	Consumer Staples: 10.7%
92,392	Anheuser-Busch InBev Worldwide, Inc.	11,118,518	0.7
212,793	British American Tobacco PLC	11,457,237	0.8
287,148	Diageo PLC	8,315,693	0.6
104,932	Koninklijke Ahold NV	1,969,857	0.1
368,364	Nestle S.A.	26,577,695	1.8
73,841	Reckitt Benckiser Group PLC	6,367,589	0.4
110,754	SABMiller PLC	5,742,604	0.4
187,096	Unilever NV	7,822,338	0.5
147,041	Unilever PLC	6,313,777	0.4
570,500 #,@	WH Group Ltd.	388,289	0.0
4,267,104	Other Securities	75,008,610	5.0
		161,082,207	10.7
	Energy: 5.1%
391,373	BG Group PLC	6,518,202	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
2,086,833	BP PLC	$13,849,556	0.9
445,707	Royal Dutch Shell PLC - Class A	12,601,913	0.9
278,674	Royal Dutch Shell PLC - Class B	7,933,944	0.5
245,901	Total S.A.	12,061,706	0.8
1,861,427	Other Securities(a)	24,353,798	1.6
		77,319,119	5.1
	Financials: 26.3%
1,386,099	AIA Group Ltd.	9,063,228	0.6
52,392	Allianz SE	8,170,606	0.5
317,988	Australia & New Zealand Banking Group Ltd.	7,891,572	0.5
1,654,239	Banco Santander SA	11,635,972	0.8
1,890,374	Barclays PLC	7,747,932	0.5
728,480	Banco Bilbao Vizcaya Argentaria S.A.	7,178,425	0.5
121,708	BNP Paribas	7,385,589	0.5
186,817	Commonwealth Bank of Australia	12,250,908	0.8
2,197,739	HSBC Holdings PLC	19,679,340	1.3
443,496	ING Groep NV	7,364,433	0.5
6,535,604	Lloyds Banking Group Plc	8,772,028	0.6
144,327	Mitsubishi Estate Co., Ltd.	3,108,528	0.2
1,462,106	Mitsubishi UFJ Financial Group, Inc.	10,519,073	0.7
59,976	Mitsubishi UFJ Lease & Finance Co., Ltd.	327,976	0.0
294,982	National Australia Bank Ltd.	7,576,352	0.5
295,051	Prudential PLC	7,110,553	0.5
145,551	Sumitomo Mitsui Financial Group, Inc.	6,479,815	0.4
382,859	Sumitomo Mitsui Trust Holdings, Inc.	1,751,427	0.1
419,559	UBS Group AG	8,901,564	0.6
358,334	Westpac Banking Corp.	8,865,925	0.6
35,683,320	Other Securities(a)	235,279,749	15.6
		397,060,995	26.3
	Health Care: 11.0%
144,340	AstraZeneca PLC	9,135,257	0.6
95,116	Bayer AG	13,320,083	0.9
554,849	GlaxoSmithKline PLC	11,536,318	0.7
262,789	Novartis AG	25,848,048	1.7
218,860	Novo Nordisk A/S	12,009,916	0.8
80,268	Roche Holding AG	22,506,466	1.5
137,328	Sanofi	13,585,879	0.9

See Accompanying Notes to Financial Statements
78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
100,715	Teva Phaemaceutical Industries Ltd.	$5,960,110	0.4
1,449,653	Other Securities(a)	52,616,793	3.5
		166,518,870	11.0
	Industrials: 12.6%
7,070 #,@	Aena SA	737,526	0.1
111,430 L	Koninklijke Philips NV	2,843,975	0.2
159,993	Mitsubishi Corp.	3,517,287	0.2
225,361	Mitsubishi Electric Corp.	2,910,020	0.2
353,193	Mitsubishi Heavy Industries Ltd.	2,147,045	0.1
14,490	Mitsubishi Logistics Corp.	190,175	0.0
90,936	Siemens AG	9,200,143	0.6
45,190,532	Other Securities(a)	168,809,267	11.2
		190,355,438	12.6
	Information Technology: 4.7%
108,341	SAP SE	7,592,151	0.5
4,032,308	Other Securities	63,788,275	4.2
		71,380,426	4.7
	Materials: 7.3%
105,286	BASF SE	9,264,444	0.6
370,088	BHP Billiton Ltd.	7,549,371	0.5
242,587	BHP Billiton PLC	4,769,640	0.3
19,888	Koninklijke DSM NV	1,154,704	0.1
50,704	Rio Tinto Ltd.	2,097,463	0.2
146,202	Rio Tinto PLC	6,013,687	0.4
7,383,043	Other Securities(a)	78,877,674	5.2
		109,726,983	7.3
	Telecommunication Services: 5.1%
940,715	BT Group PLC	6,661,484	0.5
365,253	Deutsche Telekom AG	6,297,082	0.4
376,681	Koninklijke KPN NV	1,444,137	0.1
109,946	Softbank Corp.	6,476,149	0.4
515,284	Telefonica S.A.	7,340,438	0.5
3,038,018	Vodafone Group PLC	11,082,303	0.7
5,881,125	Other Securities(a)	37,163,889	2.5
		76,465,482	5.1
	Utilities: 3.5%
6,644,977	Other Securities(a)	52,419,804	3.5
	Total Common Stock (Cost $1,368,261,269)	1,487,603,068	98.6

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
	Consumer Discretionary: 0.4%
42,585	Other Securities	$6,347,679	0.4
	Consumer Staples: 0.2%
20,437	Other Securities	2,293,364	0.2
	Materials: 0.0%
7,773	Other Securities	328,665	0.0
	Total Preferred Stock (Cost $7,792,297)	8,969,708	0.6
RIGHTS: 0.0%
	: 0.0%
182,086	Other Securities(a)	137,736	0.0
	Total Rights (Cost $67,340)	137,736	0.0
	Total Long-Term Investments (Cost $1,376,120,906)	1,496,710,512	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc: 0.9%
3,249,999	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,250,012, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,314,999, due 07/15/15-05/20/65)	3,249,999	0.2
2,459,491	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,459,503, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,508,669, due 11/15/15-03/01/48)	2,459,491	0.2

See Accompanying Notes to Financial Statements
79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,250,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,250,015, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,315,000, due 01/15/17-08/15/42)	$3,250,000	0.2
3,249,999	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,250,011, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,315,000, due 07/31/15-05/20/65)	3,249,999	0.2
1,474,659	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,474,667, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,504,717, due 01/15/17-01/15/29)	1,474,659	0.1
		13,684,148	0.9
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
13,929,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $13,929,000)	$13,929,000	0.9
	Total Short-Term Investments (Cost $27,613,148)	27,613,148	1.8
	Total Investments in Securities (Cost $1,403,734,054)	$1,524,323,660	101.0
	Liabilities in Excess of Other Assets	(14,507,720)	(1.0)
	Net Assets	$1,509,815,940	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,415,763,265.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$197,262,107
Gross Unrealized Depreciation	(88,701,712)
Net Unrealized Appreciation	$108,560,395

See Accompanying Notes to Financial Statements
80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:(1)
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$1,975,400	$183,298,344	$—	$185,273,744
Consumer Staples	1,884,374	159,197,833	—	161,082,207
Energy	—	77,319,119	—	77,319,119
Financials	4,234,697	392,826,298	—	397,060,995
Health Care	255,538	166,263,332	—	166,518,870
Industrials	1,782,038	188,573,400	—	190,355,438
Information Technology	—	71,380,426	—	71,380,426
Materials	838,920	108,888,063	—	109,726,983
Telecommunication Services	1,048,785	75,416,697	—	76,465,482
Utilities	2,963,542	49,456,262	—	52,419,804
Total Common Stock	14,983,294	1,472,619,774	—	1,487,603,068
Preferred Stock	—	8,969,708	—	8,969,708
Rights	71,294	66,442	—	137,736
Short-Term Investments	13,929,000	13,684,148	—	27,613,148
Total Investments, at fair value	$28,983,588	$1,495,340,072	$—	$1,524,323,660
Liabilities Table
Other Financial Instruments+
Futures	$(316,619)	$—	$—	$(316,619)
Total Liabilities	$(316,619)	$—	$—	$(316,619)

(1)
For the period ended June 30, 2015, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the beginning of the reporting period. At June 30, 2015, securities valued at $15,614,849 and $6,126,744 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following futures contracts were outstanding for Voya International Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	173	09/18/15	$15,864,100	$(316,619)
			$15,864,100	$(316,619)

See Accompanying Notes to Financial Statements
81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$316,619
Total Liability Derivatives		$316,619

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,019,814
Total	$1,019,814

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(352,963)
Total	$(352,963)

See Accompanying Notes to Financial Statements
82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Industrials	20.8%
Consumer Discretionary	20.8%
Financials	18.2%
Information Technology	10.5%
Consumer Staples	7.8%
Materials	6.8%
Health Care	6.1%
Telecommunication Services	4.9%
Utilities	2.1%
Energy	0.9%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 20.8%
60,200	Bridgestone Corp.	$2,225,148	0.6
45,200	Denso Corp.	2,248,841	0.6
3,600	Fast Retailing Co., Ltd.	1,632,496	0.5
62,500	Fuji Heavy Industries Ltd.	2,298,174	0.6
164,400	Honda Motor Co., Ltd.	5,313,384	1.5
67,400	Mitsubishi Motors Corp.	573,172	0.2
256,100	Nissan Motor Co., Ltd.	2,675,465	0.7
223,200	Panasonic Corp.	3,056,995	0.9
119,712	Sony Corp.	3,399,445	0.9
252,460	Toyota Motor Corp.	16,893,937	4.7
3,438,697	Other Securities(a)	34,833,523	9.6
		75,150,580	20.8
	Consumer Staples: 7.8%
113,500	Japan Tobacco, Inc.	4,034,843	1.1
51,600	Kao Corp.	2,399,761	0.7
75,500	Seven & I Holdings Co., Ltd.	3,240,885	0.9
1,063,472	Other Securities(a)	18,562,736	5.1
		28,238,225	7.8
	Energy: 0.9%
486,410	Other Securities(a)	3,258,472	0.9
	Financials: 18.2%
115,900	Dai-ichi Life Insurance Co., Ltd.	2,275,989	0.6
134,000	Mitsubishi Estate Co., Ltd.	2,886,104	0.8
1,448,900	Mitsubishi UFJ Financial Group, Inc.	10,424,062	2.9
44,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	245,534	0.1
96,000	Mitsui Fudosan Co., Ltd.	2,686,359	0.7
57,811	MS&AD Insurance Group Holdings, Inc.	1,799,558	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
2,511,500	Mizuho Financial Group, Inc.	$5,434,214	1.5
40,350	NKSJ Holdings, Inc.	1,477,465	0.4
368,900	Nomura Holdings, Inc.	2,490,757	0.7
10,900	Nomura Real Estate Holdings, Inc.	228,776	0.1
128,000	ORIX Corp.	1,900,734	0.5
26,700	Osaka Securities Exchange Co. Ltd.	865,590	0.2
136,452	Sumitomo Mitsui Financial Group, Inc.	6,074,734	1.7
399,440	Sumitomo Mitsui Trust Holdings, Inc.	1,827,279	0.5
43,000	Sumitomo Realty & Development Co., Ltd.	1,507,018	0.4
73,300	Tokio Marine Holdings, Inc.	3,048,481	0.9
3,093,835	Other Securities(a)	20,772,564	5.7
		65,945,218	18.2
	Health Care: 6.1%
218,500	Astellas Pharma, Inc.	3,112,717	0.9
25,400	Eisai Co., Ltd.	1,702,934	0.5
71,800	Takeda Pharmaceutical Co., Ltd.	3,465,689	0.9
553,940	Other Securities(a)	13,786,831	3.8
		22,068,171	6.1
	Industrials: 20.8%
16,400	Central Japan Railway Co.	2,959,455	0.8
26,700	Daikin Industries Ltd.	1,919,420	0.5
33,600	East Japan Railway Co.	3,020,614	0.8
19,000	Fanuc Ltd.	3,887,696	1.1
151,100	Itochu Corp.	1,995,610	0.6
93,800	Komatsu Ltd.	1,881,939	0.5
138,100	Mitsubishi Corp.	3,035,991	0.8
183,000	Mitsubishi Electric Corp.	2,363,025	0.7
307,000	Mitsubishi Heavy Industries Ltd.	1,866,240	0.5
12,000	Mitsubishi Logistics Corp.	157,495	0.0
152,400	Mitsui & Co., Ltd.	2,070,526	0.6
20,114	Nidec Corp.	1,505,288	0.4
5,800	SMC Corp.	1,745,331	0.5
6,366,434	Other Securities(a)	47,040,064	13.0
		75,448,694	20.8
	Information Technology: 10.5%
105,966	Canon, Inc.	3,437,365	1.0
44,100	Fuji Photo Film Co., Ltd.	1,573,842	0.5
441,146	Hitachi Ltd.	2,906,071	0.8
43,800	Hoya Corp.	1,754,179	0.5
4,200	Keyence Corp.	2,263,703	0.6
30,100	Kyocera Corp.	1,564,973	0.4
19,220	Murata Manufacturing Co., Ltd.	3,354,187	0.9

See Accompanying Notes to Financial Statements
83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
11,300	Nintendo Co., Ltd.	$1,885,151	0.5
10,600	Nomura Research Institute Ltd.	414,501	0.1
300	Panasonic Information Systems Co., Ltd.	10,300	0.0
1,683,697	Other Securities(a)	18,717,732	5.2
		37,882,004	10.5
	Materials: 6.8%
809,355	Nippon Steel Corp.	2,098,540	0.6
1,400	Osaka Steel Co., Ltd.	26,046	0.0
34,400	Shin-Etsu Chemical Co., Ltd.	2,133,175	0.6
3,355,930	Other Securities(a)	20,182,687	5.6
		24,440,448	6.8
	Telecommunication Services: 4.9%
183,600	KDDI Corp.	4,430,627	1.2
141,400	Nippon Telegraph & Telephone Corp.	5,120,908	1.4
138,900	NTT DoCoMo, Inc.	2,666,680	0.7
95,550	Softbank Corp.	5,628,181	1.6
		17,846,396	4.9
	Utilities: 2.1%
189,000	Osaka Gas Co., Ltd.	745,945	0.2
772,150	Other Securities(a)	6,807,788	1.9
		7,553,733	2.1
	Total Common Stock (Cost $286,668,830)	357,831,941	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.9%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15-05/20/65)	1,000,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
413,556	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $413,558, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $421,825, due 11/15/15-03/01/48)	$413,556	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17-08/15/42)	1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/31/15-05/20/65)	1,000,000	0.3
		3,413,556	0.9
	Total Short-Term Investments (Cost $3,413,556)	3,413,556	0.9
	Total Investments in Securities (Cost $290,082,386)	$361,245,497	99.8
	Assets in Excess of Other Liabilities	553,758	0.2
	Net Assets	$361,799,255	100.0

See Accompanying Notes to Financial Statements
84

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $293,823,179.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$90,749,772
Gross Unrealized Depreciation	(23,327,454)
Net Unrealized Appreciation	$67,422,318

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$34,542	$75,116,038	$—	$75,150,580
Consumer Staples	40,479	28,197,746	—	28,238,225
Energy	—	3,258,472	—	3,258,472
Financials	—	65,945,218	—	65,945,218
Health Care	—	22,068,171	—	22,068,171
Industrials	—	75,448,694	—	75,448,694
Information Technology	99,713	37,782,291	—	37,882,004
Materials	—	24,440,448	—	24,440,448
Telecommunication Services	—	17,846,396	—	17,846,396
Utilities	—	7,553,733	—	7,553,733
Total Common Stock	174,734	357,657,207	—	357,831,941
Short-Term Investments	—	3,413,556	—	3,413,556
Total Investments, at fair value	$174,734	$361,070,763	$—	$361,245,497
Other Financial Instruments+
Forward Foreign Currency Contracts	—	39,314	—	39,314
Total Assets	$174,734	$361,110,077	$—	$361,284,811
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(9,600)	$—	$(9,600)
Futures	(16,742)	—	—	(16,742)
Total Liabilities	$(16,742)	$(9,600)	$—	$(26,342)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
85

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Japanese Yen	540,000,000	Buy	09/16/15	$4,377,489	$4,416,803	$39,314
							$39,314
Bank of America	Japanese Yen	100,000,000	Sell	09/16/15	$810,832	$817,926	$(7,094)
The Bank of New York	Japanese Yen	120,000,000	Sell	09/16/15	979,006	981,512	(2,506)
							$(9,600)

At June 30, 2015, the following futures contracts were outstanding for Voya Japan TOPIX Index® Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	32	09/10/15	$4,263,268	$(16,742)
			$4,263,268	$(16,742)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$39,314
Total Asset Derivatives		$39,314
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$9,600
Equity contracts	Net Assets — Unrealized depreciation*	16,742
Total Liability Derivatives		$26,342

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(229,205)	$—	$(229,205)
Equity contracts	—	812,630	812,630
Total	$(229,205)	$812,630	$583,425

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$82,091	$—	$82,091
Equity contracts	—	2,315	2,315
Total	$82,091	$2,315	$84,406

*
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
86

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Bank of America	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$39,314	$—	$39,314
Total Assets	$39,314	$—	$39,314
Liabilities:
Forward foreign currency contracts	$7,094	$2,506	$9,600
Total Liabilities	$7,094	$2,506	$9,600
Net OTC derivative instruments by counterparty, at fair value	$32,220	$(2,506)	29,714
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$32,220	$(2,506)	$29,714

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
87

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Information Technology	29.8%
Health Care	19.8%
Consumer Discretionary	19.4%
Consumer Staples	11.7%
Industrials	9.2%
Materials	3.2%
Financials	2.8%
Telecommunication Services	2.4%
Energy	0.8%
Utilities	0.0%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 19.4%
27,515 @	Amazon.com, Inc.	$11,943,986	2.2
138,378	Comcast Corp. - Class A	8,322,053	1.6
93,767	Home Depot, Inc.	10,420,327	1.9
68,695	Lowe’s Cos, Inc.	4,600,504	0.9
69,188	McDonald’s Corp.	6,577,703	1.2
48,947	Nike, Inc.	5,287,255	1.0
3,742 @	Priceline.com, Inc.	4,308,427	0.8
108,311	Starbucks Corp.	5,807,094	1.1
20,404	Time Warner Cable, Inc.	3,635,381	0.7
30,654	Time Warner, Inc.	2,679,466	0.5
49,116	TJX Cos., Inc.	3,250,006	0.6
122,479	Walt Disney Co.	13,979,753	2.6
323,583	Other Securities	23,261,542	4.3
		104,073,497	19.4
	Consumer Staples: 11.7%
133,575	Altria Group, Inc.	6,533,153	1.2
283,053	Coca-Cola Co.	11,104,169	2.1
57,265	Colgate-Palmolive Co.	3,745,704	0.7
31,761	Costco Wholesale Corp.	4,289,641	0.8
75,499	CVS Health	7,918,335	1.5
42,731	Kraft Foods Group, Inc.	3,638,117	0.7
106,548	PepsiCo, Inc.	9,945,190	1.8
55,691	Philip Morris International, Inc.	4,464,748	0.8
153,578	Other Securities	11,500,991	2.1
		63,140,048	11.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 0.8%
71,516	Other Securities	$4,511,658	0.8
	Financials: 2.8%
22,468	Simon Property Group, Inc.	3,887,413	0.7
154,224	Other Securities	11,326,265	2.1
		15,213,678	2.8
	Health Care: 19.8%
126,322	AbbVie, Inc.	8,487,575	1.6
12,805 @	Allergan plc	3,885,805	0.7
54,882	Amgen, Inc.	8,425,485	1.6
16,981 @	Biogen, Inc.	6,859,305	1.3
120,330	Bristol-Myers Squibb Co.	8,006,758	1.5
57,250 @	Celgene Corp.	6,625,829	1.2
70,634	Eli Lilly & Co.	5,897,233	1.1
44,219 @	Express Scripts Holding Co.	3,932,838	0.7
106,082	Gilead Sciences, Inc.	12,420,080	2.3
16,715	McKesson Corp.	3,757,699	0.7
65,275	UnitedHealth Group, Inc.	7,963,550	1.5
248,115	Other Securities	30,364,328	5.6
		106,626,485	19.8
	Industrials: 9.2%
45,791	3M Co.	7,065,551	1.3
49,918	Boeing Co.	6,924,625	1.3
56,426	Honeywell International, Inc.	5,753,759	1.1
63,201	Union Pacific Corp.	6,027,480	1.1
50,642	United Parcel Service, Inc. - Class B	4,907,716	0.9
255,234	Other Securities	18,554,213	3.5
		49,233,344	9.2
	Information Technology: 29.8%
45,341	Accenture PLC	4,388,102	0.8
415,851	Apple, Inc.	52,158,112	9.7
87,688 @	eBay, Inc.	5,282,325	1.0
156,207 @	Facebook, Inc.	13,397,093	2.5
20,809 @	Google, Inc. - Class A	11,237,692	2.1
21,233	Google, Inc. - Class C	11,051,989	2.1
36,378	International Business Machines Corp.	5,917,245	1.1
72,159	Mastercard, Inc.	6,745,423	1.3
331,094	Microsoft Corp.	14,617,800	2.7
137,226	Oracle Corp.	5,530,208	1.0
47,350 @	Salesforce.com, Inc.	3,296,981	0.6
75,096	Texas Instruments, Inc.	3,868,195	0.7
141,292	Visa, Inc.	9,487,758	1.8
194,258	Other Securities	13,188,499	2.4
		160,167,422	29.8

See Accompanying Notes to Financial Statements
88

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 3.2%
34,365	Monsanto Co.	$3,662,965	0.7
140,360	Other Securities(a)	13,669,333	2.5
		17,332,298	3.2
	Telecommunication Services: 2.4%
273,201	Verizon Communications, Inc.	12,733,899	2.4
	Utilities: 0.0%
2,139	Other Securities	143,035	0.0
	Total Common Stock (Cost $293,323,465)	533,175,364	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 0.0%
791	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $791, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $807, due 07/15/15- 05/20/65)	791	0.0
82,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $82,000, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $83,640, due 01/15/17- 08/15/42)	82,000	0.0
		82,791	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
5,697,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $5,697,055)	$5,697,055	1.1
	Total Short-Term Investments (Cost $5,779,846)	5,779,846	1.1
	Total Investments in Securities (Cost $299,103,311)	$538,955,210	100.2
	Liabilities in Excess of Other Assets	(1,280,750)	(0.2)
	Net Assets	$537,674,460	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $299,153,089.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$241,177,852
Gross Unrealized Depreciation	(1,375,731)
Net Unrealized Appreciation	$239,802,121

See Accompanying Notes to Financial Statements
89

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$533,175,364	$—	$—	$533,175,364
Short-Term Investments	5,697,055	82,791	—	5,779,846
Total Investments, at fair value	$538,872,419	$82,791	$—	$538,955,210
Liabilities Table
Other Financial Instruments+
Futures	$(61,009)	$—	$—	$(61,009)
Total Liabilities	$(61,009)	$—	$—	$(61,009)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Growth Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	52	09/18/15	$5,341,440	$(61,009)
			$5,341,440	$(61,009)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$61,009
Total Liability Derivatives		$61,009

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$690,910
Total	$690,910

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(391,044)
Total	$(391,044)

See Accompanying Notes to Financial Statements
90

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Information Technology	20.8%
Health Care	16.9%
Financials	15.3%
Consumer Discretionary	11.8%
Consumer Staples	9.8%
Industrials	9.6%
Energy	8.2%
Telecommunication Services	2.6%
Materials	2.3%
Utilities	1.7%
Assets in Excess of Other Liabilities*	1.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Consumer Discretionary: 11.8%
21,077 @	Amazon.com, Inc.	$9,149,315	1.1
117,378	Comcast Corp. - Class A	7,059,113	0.9
71,824	Home Depot, Inc.	7,981,801	1.0
52,999	McDonald’s Corp.	5,038,615	0.6
15,632	Time Warner Cable, Inc.	2,785,154	0.4
45,600	Time Warner, Inc.	3,985,896	0.5
93,817	Walt Disney Co.	10,708,272	1.3
905,685	Other Securities	49,130,611	6.0
		95,838,777	11.8
	Consumer Staples: 9.8%
108,745	Altria Group, Inc.	5,318,718	0.7
216,812	Coca-Cola Co.	8,505,535	1.0
62,392	CVS Health	6,543,673	0.8
81,614	PepsiCo, Inc.	7,617,851	0.9
85,656	Philip Morris International, Inc.	6,867,041	0.8
150,012	Procter & Gamble Co.	11,736,939	1.4
87,346	Wal-Mart Stores, Inc.	6,195,452	0.8
393,476	Other Securities	27,356,824	3.4
		80,142,033	9.8
	Energy: 8.2%
103,977	Chevron Corp.	10,030,661	1.2
231,184	ExxonMobil Corp.	19,234,509	2.4
70,211	Schlumberger Ltd.	6,051,486	0.7
549,120	Other Securities	31,524,196	3.9
		66,840,852	8.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 15.3%
580,685	Bank of America Corp.	$9,883,259	1.2
102,837 @	Berkshire Hathaway, Inc. - Class B	13,997,144	1.7
167,762	Citigroup, Inc.	9,267,173	1.1
205,194	JPMorgan Chase & Co.	13,903,945	1.7
257,601	Wells Fargo & Co.	14,487,480	1.8
910,957	Other Securities	63,058,275	7.8
		124,597,276	15.3
	Health Care: 16.9%
96,761	AbbVie, Inc.	6,501,372	0.8
21,700 @	Allergan plc	6,585,082	0.8
42,040	Amgen, Inc.	6,453,981	0.8
13,006 @	Biogen, Inc.	5,253,644	0.6
92,174	Bristol-Myers Squibb Co.	6,133,258	0.8
43,855 @	Celgene Corp.	5,075,558	0.6
81,263	Gilead Sciences, Inc.	9,514,272	1.2
153,329	Johnson & Johnson	14,943,444	1.8
78,793	Medtronic PLC	5,838,561	0.7
156,223	Merck & Co., Inc.	8,893,775	1.1
340,483	Pfizer, Inc.	11,416,395	1.4
52,637	UnitedHealth Group, Inc.	6,421,714	0.8
425,264	Other Securities	44,637,440	5.5
		137,668,496	16.9
	Industrials: 9.6%
35,074	3M Co.	5,411,918	0.7
38,237	Boeing Co.	5,304,236	0.6
557,128	General Electric Co.	14,802,891	1.8
49,219	United Technologies Corp.	5,459,864	0.7
568,129	Other Securities	47,364,166	5.8
		78,343,075	9.6
	Information Technology: 20.8%
318,549	Apple, Inc.	39,954,008	4.9
281,218	Cisco Systems, Inc.	7,722,246	0.9
119,653 @	Facebook, Inc.	10,262,039	1.3
15,940 @	Google, Inc. - Class A	8,608,238	1.1
16,266	Google, Inc. - Class C	8,466,616	1.0
50,209	International Business Machines Corp.	8,166,996	1.0
262,304	Intel Corp.	7,977,976	1.0
55,273	Mastercard, Inc.	5,166,920	0.6
447,307	Microsoft Corp.	19,748,604	2.4
175,184	Oracle Corp.	7,059,915	0.9

See Accompanying Notes to Financial Statements
91

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
90,136	Qualcomm, Inc.	$5,645,218	0.7
108,237	Visa, Inc.	7,268,115	0.9
721,508	Other Securities	33,517,196	4.1
		169,564,087	20.8
	Materials: 2.3%
225,176	Other Securities(a)	18,564,212	2.3
	Telecommunication Services: 2.6%
287,143	AT&T, Inc.	10,199,320	1.2
225,513	Verizon Communications, Inc.	10,511,161	1.3
15,177	Other Securities	588,412	0.1
		21,298,893	2.6
	Utilities: 1.7%
247,101	Other Securities	13,641,537	1.7
	Total Common Stock (Cost $366,085,518)	806,499,238	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.0%
793	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $793, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $809, due 07/15/15-05/20/65)	793	0.0
183,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $183,001, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $186,660, due 01/15/17-08/15/42)	183,000	0.0
		183,793	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.9%
6,973,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $6,973,000)	$6,973,000	0.9
	Total Short-Term Investments (Cost $7,156,793)	7,156,793	0.9
	Total Investments in Securities (Cost $373,242,311)	$813,656,031	99.9
	Assets in Excess of Other Liabilities	408,409	0.1
	Net Assets	$814,064,440	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $377,569,975.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$442,748,211
Gross Unrealized Depreciation	(6,662,155)
Net Unrealized Appreciation	$436,086,056

See Accompanying Notes to Financial Statements
92

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$806,499,238	$—	$—	$806,499,238
Short-Term Investments	6,973,000	183,793	—	7,156,793
Total Investments, at fair value	$813,472,238	$183,793	$—	$813,656,031
Liabilities Table
Other Financial Instruments+
Futures	$(115,020)	$—	$—	$(115,020)
Total Liabilities	$(115,020)	$—	$—	$(115,020)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	79	09/18/15	$8,114,880	$(115,020)
			$8,114,880	$(115,020)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$115,020
Total Liability Derivatives		$115,020

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,328,281
Total	$1,328,281

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(642,726)
Total	$(642,726)

See Accompanying Notes to Financial Statements
93

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	28.1%
Energy	15.7%
Health Care	13.9%
Information Technology	11.6%
Industrials	10.1%
Consumer Staples	7.9%
Consumer Discretionary	4.0%
Utilities	3.4%
Telecommunication Services	2.9%
Materials	1.3%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 4.0%
109,303	Ford Motor Co.	$1,640,638	0.8
44,995	General Motors Co.	1,499,684	0.7
16,391	Target Corp.	1,337,997	0.7
71,187	Other Securities	3,681,623	1.8
		8,159,942	4.0
	Consumer Staples: 7.9%
45,538	Mondelez International, Inc.	1,873,433	0.9
21,772	Philip Morris International, Inc.	1,745,461	0.9
75,950	Procter & Gamble Co.	5,942,328	2.9
20,434	Walgreens Boots Alliance, Inc.	1,725,447	0.9
44,219	Wal-Mart Stores, Inc.	3,136,454	1.5
28,146	Other Securities	1,665,595	0.8
		16,088,718	7.9
	Energy: 15.7%
52,644	Chevron Corp.	5,078,567	2.5
34,517	ConocoPhillips	2,119,689	1.0
14,046	EOG Resources, Inc.	1,229,727	0.6
117,049	ExxonMobil Corp.	9,738,477	4.8
49,986	Kinder Morgan, Inc.	1,918,962	0.9
21,502	Occidental Petroleum Corp.	1,672,210	0.8
15,163	Phillips 66	1,221,531	0.6
31,246	Schlumberger Ltd.	2,693,093	1.3
119,381	Other Securities	6,419,954	3.2
		32,092,210	15.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 28.1%
37,329	American International Group, Inc.	$2,307,679	1.1
19,500	American Express Co.	1,515,540	0.7
294,006	Bank of America Corp.	5,003,982	2.5
48,682 @	Berkshire Hathaway, Inc. - Class B	6,626,107	3.3
15,298	Capital One Financial Corp.	1,345,765	0.7
84,939	Citigroup, Inc.	4,692,030	2.3
12,094	Goldman Sachs Group, Inc.	2,525,106	1.2
103,889	JPMorgan Chase & Co.	7,039,519	3.5
26,226	Metlife, Inc.	1,468,394	0.7
42,917	Morgan Stanley	1,664,750	0.8
14,500	PNC Financial Services Group, Inc.	1,386,925	0.7
46,897	US Bancorp	2,035,330	1.0
130,422	Wells Fargo & Co.	7,334,933	3.6
181,318	Other Securities	12,237,582	6.0
		57,183,642	28.1
	Health Care: 13.9%
41,679	Abbott Laboratories	2,045,605	1.0
6,021 @	Allergan plc	1,827,133	0.9
67,617	Johnson & Johnson	6,589,953	3.2
39,894	Medtronic PLC	2,956,145	1.5
70,073	Merck & Co., Inc.	3,989,256	2.0
172,381	Pfizer, Inc.	5,779,935	2.8
46,758	Other Securities	5,161,804	2.5
		28,349,831	13.9
	Industrials: 10.1%
13,987	Danaher Corp.	1,197,147	0.6
282,070	General Electric Co.	7,494,600	3.7
22,628	United Technologies Corp.	2,510,124	1.2
110,944	Other Securities	9,370,057	4.6
		20,571,928	10.1
	Information Technology: 11.6%
142,377	Cisco Systems, Inc.	3,909,672	1.9
49,911	EMC Corp.	1,317,151	0.6
50,885	Hewlett-Packard Co.	1,527,059	0.8
11,313	International Business Machines Corp.	1,840,173	0.9
123,511	Intel Corp.	3,756,587	1.8
98,058	Microsoft Corp.	4,329,261	2.1
35,481	Oracle Corp.	1,429,884	0.7
38,698	Qualcomm, Inc.	2,423,656	1.2

See Accompanying Notes to Financial Statements
94

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
106,324	Other Securities	$3,198,873	1.6
		23,732,316	11.6
	Materials: 1.3%
28,046	Dow Chemical Co.	1,435,114	0.7
18,200	Other Securities	1,242,181	0.6
		2,677,295	1.3
	Telecommunication Services: 2.9%
145,376	AT&T, Inc.	5,163,755	2.5
15,908	Other Securities	681,198	0.4
		5,844,953	2.9
	Utilities: 3.4%
19,359	Duke Energy Corp.	1,367,133	0.7
12,434	NextEra Energy, Inc.	1,218,905	0.6
92,478	Other Securities	4,264,858	2.1
		6,850,896	3.4
	Total Common Stock
	(Cost $145,465,189)	201,551,731	98.9
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
1,910,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,910,000)	1,910,000	0.9
	Total Short-Term Investments (Cost $1,910,000)	1,910,000	0.9

Shares	Value	Percentage of Net Assets
Total Investments in Securities
(Cost $147,375,189)	$203,461,731	99.8
Assets in Excess of Other Liabilities	499,767	0.2
Net Assets	$203,961,498	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $150,972,048.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,149,331
Gross Unrealized Depreciation	(4,659,648)
Net Unrealized Appreciation	$52,489,683

See Accompanying Notes to Financial Statements
95

Voya Russell™ Large Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$201,551,731	$—	$—	$201,551,731
Short-Term Investments	1,910,000	—	—	1,910,000
Total Investments, at fair value	$203,461,731	$—	$—	$203,461,731
Liabilities Table
Other Financial Instruments+
Futures	$(43,504)	$—	$—	$(43,504)
Total Liabilities	$(43,504)	$—	$—	$(43,504)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Russell™ Large Cap Value Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	26	09/18/15	$2,670,720	$(43,504)
			$2,670,720	$(43,504)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$43,504
Total Liability Derivatives		$43,504

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$229,469
Total	$229,469

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(170,740)
Total	$(170,740)

See Accompanying Notes to Financial Statements
96

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Consumer Discretionary	25.1%
Information Technology	19.4%
Industrials	15.4%
Health Care	14.1%
Financials	10.1%
Consumer Staples	7.2%
Materials	5.2%
Energy	1.1%
Telecommunication Services	0.4%
Utilities	0.1%
Assets in Excess of Other Liabilities*	1.9%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Consumer Discretionary: 25.1%
3,697 @	Autozone, Inc.	$2,465,529	0.6
3,675 @	Chipotle Mexican Grill, Inc.	2,223,338	0.6
34,174 @	Delphi Automotive PLC	2,907,866	0.8
35,941	Dollar General Corp.	2,794,053	0.7
24,401 @	Dollar Tree, Inc.	1,927,435	0.5
61,472 @	Hilton Worldwide Holdings, Inc.	1,693,554	0.4
29,288	L Brands, Inc.	2,510,860	0.7
29,151	Macy’s, Inc.	1,966,818	0.5
24,800	Marriott International, Inc.	1,844,872	0.5
32,392	McGraw-Hill Cos., Inc.	3,253,777	0.8
28,915	Omnicom Group, Inc.	2,009,303	0.5
11,952 @	O’Reilly Automotive, Inc.	2,700,913	0.7
48,973	Ross Stores, Inc.	2,380,578	0.6
21,143 @	Under Armour, Inc.	1,764,172	0.5
1,506,069	Other Securities(a)	64,691,483	16.7
		97,134,551	25.1
	Consumer Staples: 7.2%
16,888	Brown-Forman Corp.	1,725,673	0.4
19,360	Constellation Brands, Inc.	2,246,147	0.6
23,973	Mead Johnson Nutrition Co.	2,162,844	0.6
17,707 @	Monster Beverage Corp.	2,373,092	0.6
402,307	Other Securities(a)	19,309,227	5.0
		27,816,983	7.2
	Energy: 1.1%
114,088	Other Securities(a)	4,296,718	1.1
	Financials: 10.1%
17,882	Ameriprise Financial, Inc.	2,233,998	0.6
33,355 @	Aon PLC	3,324,826	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
16,576	Boston Properties, Inc.	$2,006,359	0.5
39,502	Crown Castle International Corp.	3,172,010	0.8
6,737	Equinix, Inc.	1,711,198	0.4
21,010	Moody’s Corp.	2,268,240	0.6
30,842	T. Rowe Price Group, Inc.	2,397,349	0.6
427,646	Other Securities(a)	21,845,164	5.7
		38,959,144	10.1
	Health Care: 14.1%
26,000	AmerisourceBergen Corp.	2,764,840	0.7
18,977 @	BioMarin Pharmaceutical, Inc.	2,595,674	0.7
35,466	Cerner Corp.	2,449,282	0.6
12,729 @	Edwards Lifesciences Corp.	1,812,991	0.5
18,514 @	Incyte Corp., Ltd.	1,929,344	0.5
4,362 @	Intuitive Surgical, Inc.	2,113,389	0.5
59,172	Zoetis, Inc.	2,853,274	0.7
527,782	Other Securities(a)	38,166,266	9.9
		54,685,060	14.1
	Industrials: 15.4%
37,957	Paccar, Inc.	2,422,036	0.6
15,927	Rockwell Automation, Inc.	1,985,141	0.5
79,090	Southwest Airlines Co.	2,617,088	0.7
43,549 @	Tyco International Plc	1,675,766	0.5
45,212 @	United Continental Holdings, Inc.	2,396,688	0.6
7,921	WW Grainger, Inc.	1,874,505	0.5
763,169	Other Securities	46,509,169	12.0
		59,480,393	15.4
	Information Technology: 19.4%
7,344 @	Alliance Data Systems Corp.	2,144,007	0.6
36,563	Amphenol Corp.	2,119,557	0.6
33,952	Analog Devices, Inc.	2,179,209	0.6
37,233 @	Electronic Arts, Inc.	2,475,995	0.6
28,024 @	Fiserv, Inc.	2,321,228	0.6
10,866 @	FleetCor Technologies, Inc.	1,695,748	0.4
32,626	Intuit, Inc.	3,287,722	0.9
12,951 @	LinkedIn Corp.	2,676,065	0.7
22,618	Skyworks Solutions, Inc.	2,354,534	0.6
66,892 @	Twitter, Inc.	2,422,828	0.6
1,135,448	Other Securities(a)	51,153,962	13.2
		74,830,855	19.4
	Materials: 5.2%
27,854	CF Industries Holdings, Inc.	1,790,455	0.4
47,325	International Paper Co.	2,252,197	0.6
9,584	Sherwin-Williams Co.	2,635,791	0.7
228,478	Other Securities	13,450,888	3.5
		20,129,331	5.2

See Accompanying Notes to Financial Statements
97

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 0.4%
26,333	Other Securities	$1,461,354	0.4
	Utilities: 0.1%
12,195	Other Securities	321,845	0.1
	Total Common Stock
	(Cost $239,785,269)	379,116,234	98.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
	Securities Lending Collateralcc: 1.5%
236,734	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $236,735, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $241,469, due 02/28/17-05/15/44)	236,734	0.0
1,407,121	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,407,127, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,435,263, due 07/15/15-05/20/65)	1,407,121	0.3
1,407,121	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,407,128, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $1,435,257, due 11/15/15-03/01/48)	1,407,121	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,466,600	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,466,607, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,495,932, due 01/15/17-08/15/42)	$1,466,600	0.4
1,407,121	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,407,126, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,435,264, due 07/31/15-05/20/65)	1,407,121	0.4
		5,924,697	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
13,913,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $13,913,001)	13,913,001	3.6
	Total Short-Term Investments (Cost $19,837,698)	19,837,698	5.1
	Total Investments in Securities (Cost $259,622,967)	$398,953,932	103.2
	Liabilities in Excess of Other Assets	(12,396,362)	(3.2)
	Net Assets	$386,557,570	100.0

See Accompanying Notes to Financial Statements
98

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $260,021,202.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$142,722,650
Gross Unrealized Depreciation	(3,789,920)
Net Unrealized Appreciation	$138,932,730

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$379,116,234	$—	$—	$379,116,234
Short-Term Investments	13,913,001	5,924,697	—	19,837,698
Total Investments, at fair value	$393,029,235	$5,924,697	$—	$398,953,932
Liabilities Table
Other Financial Instruments+
Futures	$(175,337)	$—	$—	$(175,337)
Total Liabilities	$(175,337)	$—	$—	$(175,337)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Russell™ Mid Cap Growth Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	69	09/18/15	$10,336,890	$(175,337)
			$10,336,890	$(175,337)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$175,337
Total Liability Derivatives		$175,337

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
99

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,013,366
Total	$1,013,366

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(321,887)
Total	$(321,887)

See Accompanying Notes to Financial Statements
100

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	21.0%
Consumer Discretionary	16.8%
Information Technology	14.2%
Industrials	12.7%
Health Care	10.5%
Materials	5.9%
Energy	5.5%
Utilities	5.4%
Consumer Staples	5.4%
Telecommunication Services	1.0%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 16.8%
10,664 @	Autozone, Inc.	$7,111,822	0.3
10,599 @	Chipotle Mexican Grill, Inc.	6,412,289	0.3
98,573 @	Delphi Automotive PLC	8,387,577	0.4
103,689	Dollar General Corp.	8,060,783	0.4
84,467	L Brands, Inc.	7,241,356	0.3
161,370	Liberty Interactive Corp. QVC Group	4,478,017	0.2
35,678	Liberty Media Corp. - A	1,285,835	0.1
68,445	Liberty Media Corp. - C	2,457,175	0.1
116,620	Macy’s, Inc.	7,868,351	0.4
93,450	McGraw-Hill Cos., Inc.	9,387,053	0.4
34,480 @	O’Reilly Automotive, Inc.	7,791,790	0.3
141,277	Ross Stores, Inc.	6,867,475	0.3
7,236,539	Other Securities(a)	295,462,911	13.3
		372,812,434	16.8
	Consumer Staples: 5.4%
145,798	ConAgra Foods, Inc.	6,374,289	0.3
55,852	Constellation Brands, Inc.	6,479,949	0.3
51,077 @	Monster Beverage Corp.	6,845,339	0.3
202,685	Sysco Corp.	7,316,928	0.3
1,897,266	Other Securities(a)	93,216,387	4.2
		120,232,892	5.4
	Energy: 5.5%
132,416	National Oilwell Varco, Inc.	6,393,044	0.3
50,975	Pioneer Natural Resources Co.	7,069,723	0.3
3,512,767	Other Securities(a)	109,433,362	4.9
		122,896,129	5.5
	Financials: 21.0%
61,928	Ameriprise Financial, Inc.	7,736,665	0.4
96,219 @	Aon PLC	9,591,110	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
45,132	AvalonBay Communities, Inc.	$7,215,253	0.3
113,942	Crown Castle International Corp.	9,149,543	0.4
119,686	Health Care REIT, Inc.	7,854,992	0.4
38,002	Intercontinental Exchange, Inc.	8,497,627	0.4
60,603	Moody’s Corp.	6,542,700	0.3
178,910	ProLogis, Inc.	6,637,561	0.3
176,251	SunTrust Bank	7,582,318	0.3
88,956	T. Rowe Price Group, Inc.	6,914,550	0.3
112,962	Ventas, Inc.	7,013,811	0.3
78,152 **	Voya Financial, Inc.	3,631,723	0.2
11,619,073	Other Securities(a)	377,253,834	17.0
		465,621,687	21.0
	Health Care: 10.5%
74,990	AmerisourceBergen Corp.	7,974,437	0.4
54,739 @	BioMarin Pharmaceutical, Inc.	7,487,200	0.3
457,757 @	Boston Scientific Corp.	8,102,299	0.4
102,296 @	Cerner Corp.	7,064,562	0.3
49,934 @	Perrigo Co. PLC	9,229,301	0.4
95,990	St. Jude Medical, Inc.	7,013,989	0.3
170,695	Zoetis, Inc.	8,230,913	0.4
2,372,609	Other Securities(a)	176,780,854	8.0
		231,883,555	10.5
	Industrials: 12.7%
121,122	Paccar, Inc.	7,728,795	0.4
228,127	Southwest Airlines Co.	7,548,723	0.3
130,408 @	United Continental Holdings, Inc.	6,912,928	0.3
4,610,619	Other Securities(a)	260,352,886	11.7
		282,543,332	12.7
	Information Technology: 14.2%
107,058	Analog Devices, Inc.	6,871,517	0.3
420,481	Applied Materials, Inc.	8,081,645	0.4
107,416 @	Electronic Arts, Inc.	7,143,164	0.3
80,841 @	Fiserv, Inc.	6,696,060	0.3
94,114	Intuit, Inc.	9,483,868	0.4
37,357 @	LinkedIn Corp.	7,719,077	0.3
65,249	Skyworks Solutions, Inc.	6,792,421	0.3
192,960 @	Twitter, Inc.	6,989,011	0.3
6,704,571	Other Securities(a)	256,468,588	11.6
		316,245,351	14.2
	Materials: 5.9%
355,117	Freeport-McMoRan, Inc.	6,612,279	0.3
143,716	International Paper Co.	6,839,444	0.3
27,647	Sherwin-Williams Co.	7,603,478	0.3
2,467,270	Other Securities	110,345,594	5.0
		131,400,795	5.9
	Telecommunication Services: 1.0%
1,016,935	Other Securities	21,159,146	1.0

See Accompanying Notes to Financial Statements
101

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 5.4%
228,119	PPL Corp.	$6,722,667	0.3
172,687	Public Service Enterprise Group, Inc.	6,783,145	0.3
84,531	Sempra Energy	8,363,497	0.4
2,803,152	Other Securities	98,762,483	4.4
		120,631,792	5.4
	Total Common Stock (Cost $1,243,332,913)	2,185,427,113	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 1.0%
5,086,465	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $5,086,486, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $5,188,194, due 07/15/15-05/20/65)	5,086,465	0.2
3,485,726	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,485,743, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $3,555,423, due 11/15/15-03/01/48)	3,485,726	0.2
5,248,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $5,248,024, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $5,352,960, due 01/15/17-08/ 15/42)	5,248,000	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,086,465	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $5,086,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,188,196, due 07/31/15-05/20/65)	$5,086,465	0.2
2,509,963	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,509,977, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,561,123, due 01/15/17-01/ 15/29)	2,509,963	0.1
		21,416,619	1.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
26,466,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $26,466,000)	26,466,000	1.2
	Total Short-Term Investments (Cost $47,882,619)	47,882,619	2.2
	Total Investments in Securities (Cost $1,291,215,532)	$2,233,309,732	100.6
	Liabilities in Excess of Other Assets	(13,118,215)	(0.6)
	Net Assets	$2,220,191,517	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.

See Accompanying Notes to Financial Statements
102

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

**
Investment in affiliate

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $1,299,996,214.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$988,716,823
Gross Unrealized Depreciation	(55,403,305)
Net Unrealized Appreciation	$933,313,518

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$2,185,427,113	$—	$—	$2,185,427,113
Short-Term Investments	26,466,000	21,416,619	—	47,882,619
Total Investments, at fair value	$2,211,893,113	$21,416,619	$—	$2,233,309,732
Liabilities Table
Other Financial Instruments+
Futures	$(598,668)	$—	$—	$(598,668)
Total Liabilities	$(598,668)	$—	$—	$(598,668)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Russell™ Mid Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	236	09/18/15	$35,355,160	$(598,668)
			$35,355,160	$(598,668)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2015	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$2,035,893	$1,634,794	$(148,323)	$109,359	$3,631,723	$920	$27,536	$—
	$2,035,893	$1,634,794	$(148,323)	$109,359	$3,631,723	$920	$27,536	$—

See Accompanying Notes to Financial Statements
103

Voya Russell™ Mid Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$598,668
Total Liability Derivatives		$598,668

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$3,210,012
Total	$3,210,012

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,444,865)
Total	$(1,444,865)

See Accompanying Notes to Financial Statements
104

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	23.7%
Information Technology	16.3%
Health Care	15.4%
Consumer Discretionary	14.1%
Industrials	12.7%
Materials	3.9%
Energy	3.7%
Utilities	3.1%
Consumer Staples	3.0%
Telecommunication Services	0.9%
Telecommunications	0.0%
Assets in Excess of Other Liabilities*	3.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Consumer Discretionary: 14.1%
35,788 @	Burlington Stores, Inc.	$1,832,346	0.2
20,538	Jack in the Box, Inc.	1,810,630	0.2
30,010 @	Tenneco, Inc.	1,723,774	0.2
19,660	Vail Resorts, Inc.	2,146,872	0.2
5,062,169	Other Securities(a)	131,904,166	13.3
		139,417,788	14.1
	Consumer Staples: 3.0%
20,073	Casey’s General Stores, Inc.	1,921,789	0.2
23,236 @	TreeHouse Foods, Inc.	1,882,813	0.2
831,895	Other Securities(a)	26,293,404	2.6
		30,098,006	3.0
	Energy: 3.7%
23,500	SemGroup Corp. - Class A	1,867,780	0.2
3,667,041	Other Securities(a)	35,178,510	3.5
		37,046,290	3.7
	Financials: 23.7%
40,560	Bank of the Ozarks, Inc.	1,855,620	0.2
102,150	CNO Financial Group, Inc.	1,874,453	0.2
90,982	CubeSmart	2,107,143	0.2
32,248	EPR Properties	1,766,545	0.2
52,163	First American Financial Corp.	1,940,985	0.2
85,532	FirstMerit Corp.	1,781,632	0.2
43,488	Highwoods Properties, Inc.	1,737,346	0.1
171,658	Investors Bancorp, Inc.	2,111,393	0.2
53,300	LaSalle Hotel Properties	1,890,018	0.2
20,053	MarketAxess Holdings, Inc.	1,860,317	0.2
177,290 @	MGIC Investment Corp.	2,017,560	0.2
34,920	Prosperity Bancshares, Inc.	2,016,281	0.2
100,750	Radian Group, Inc.	1,890,070	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
65,681	RLJ Lodging Trust	$1,955,980	0.2
33,915 @	Stifel Financial Corp.	1,958,252	0.2
98,908	Umpqua Holdings Corp.	1,779,355	0.2
46,823	Webster Financial Corp.	1,851,850	0.2
10,079,177	Other Securities(a)	202,182,868	20.4
		234,577,668	23.7
	Health Care: 15.4%
41,164 @	Acadia Pharmaceuticals, Inc.	1,723,948	0.2
36,713 @	Cepheid, Inc.	2,245,000	0.2
75,109 @	Dyax, Corp.	1,990,389	0.2
48,454	Healthsouth Corp.	2,231,791	0.2
37,360 @	Impax Laboratories, Inc.	1,715,571	0.2
41,219 @	Neurocrine Biosciences, Inc.	1,968,619	0.2
28,759 @	Parexel International Corp.	1,849,491	0.2
29,603	Steris Corp.	1,907,617	0.2
35,831 @	Team Health Holdings, Inc.	2,340,839	0.2
17,754 @	Ultragenyx Pharmaceutical, Inc.	1,817,832	0.2
23,838 @	WellCare Health Plans, Inc.	2,022,178	0.2
35,912	West Pharmaceutical Services, Inc.	2,085,769	0.2
7,438,229	Other Securities(a)	128,356,080	13.0
		152,255,124	15.4
	Industrials: 12.7%
21,768	Belden CDT, Inc.	1,768,215	0.2
23,639	Curtiss-Wright Corp.	1,712,409	0.2
17,603 @	Teledyne Technologies, Inc.	1,857,292	0.2
32,512	Woodward, Inc.	1,787,835	0.2
4,564,996	Other Securities(a)	118,676,264	11.9
		125,802,015	12.7
	Information Technology: 16.3%
43,978 @	Aspen Technology, Inc.	2,003,198	0.2
27,666 @	Cavium, Inc.	1,903,697	0.2
21,143	FEI Co.	1,753,389	0.2
32,806 @	Guidewire Software, Inc.	1,736,422	0.2
38,228 @	Manhattan Associates, Inc.	2,280,300	0.2
34,534	MAXIMUS, Inc.	2,269,920	0.2
17,102 @	Tyler Technologies, Inc.	2,212,657	0.2
29,517 @	Verint Systems, Inc.	1,793,010	0.2
7,015,624	Other Securities(a)	146,070,429	14.7
		162,023,022	16.3
	Materials: 3.9%
53,359 @	Berry Plastics Group, Inc.	1,728,832	0.2
1,867,176	Other Securities(a)	37,081,863	3.7
		38,810,695	3.9
	Telecommunication Services: 0.9%
1,072,055	Other Securities(a)	8,801,296	0.9
	Telecommunications: 0.0%
18,949	Other Securities	156,519	0.0

See Accompanying Notes to Financial Statements
105

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.1%
62,294 @	Dynegy, Inc.	$1,822,099	0.2
911,635	Other Securities(a)	29,369,719	2.9
		31,191,818	3.1
	Total Common Stock (Cost $625,030,121)	960,180,241	96.8
RIGHTS: —%
	Health Care: —%
—	Other Securities	—	—
	Total Rights (Cost $—)	—	—
WARRANTS: 0.0%
	Energy: 0.0%
11,987	Other Securities	496	0.0
	Total Warrants (Cost $—)	496	0.0
	Total Long-Term Investments (Cost $625,030,121)	960,180,737	96.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateralcc: 5.6%
13,253,018	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $13,253,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $13,518,079, due 07/15/15-05/20/65)	13,253,018	1.3
9,704,996	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $9,705,044, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $9,899,048, due 11/15/15-03/01/48)	9,704,996	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
13,321,100	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $13,321,162, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $13,587,522, due 01/15/17-08/15/42)	$13,321,100	1.4
13,253,018	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $13,253,069, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $13,518,082, due 07/31/15-05/20/65)	13,253,018	1.3
6,269,854	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $6,269,888, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $6,397,652, due 01/15/17-01/15/29)	6,269,854	0.6
		55,801,986	5.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
26,638,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $26,638,000)	26,638,000	2.7
	Total Short-Term Investments (Cost $82,439,986)	82,439,986	8.3

See Accompanying Notes to Financial Statements
106

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
Total Investments in Securities (Cost $707,470,107)	$1,042,620,723	105.1
Liabilities in Excess of Other Assets	(50,893,052)	(5.1)
Net Assets	$991,727,671	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $708,959,923.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$382,524,873
Gross Unrealized Depreciation	(48,864,072)
Net Unrealized Appreciation	$333,660,801

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$139,417,788	$—	$—	$139,417,788
Consumer Staples	30,098,006	—	—	30,098,006
Energy	37,046,290	—	—	37,046,290
Financials	234,577,668	—	—	234,577,668
Health Care	152,203,812	—	51,312	152,255,124
Industrials	125,303,235	498,780	—	125,802,015
Information Technology	162,023,022	—	—	162,023,022
Materials	38,810,695	—	—	38,810,695
Telecommunication Services	8,694,530	—	106,766	8,801,296
Telecommunications	156,519	—	—	156,519
Utilities	31,191,818	—	—	31,191,818
Total Common Stock	959,523,383	498,780	158,078	960,180,241
Rights	—	—	—	—
Warrants	—	496	—	496
Short-Term Investments	26,638,000	55,801,986	—	82,439,986
Total Investments, at fair value	$986,161,383	$56,301,262	$158,078	$1,042,620,723
Liabilities Table
Other Financial Instruments+
Futures	$(180,692)	$—	$—	$(180,692)
Total Liabilities	$(180,692)	$—	$—	$(180,692)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
107

Voya Russell™ Small Cap	SUMMARY PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Russell™ Small Cap Index Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	264	09/18/15	$33,010,560	$(180,692)
			$33,010,560	$(180,692)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$180,692
Total Liability Derivatives		$180,692

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,365,258
Total	$2,365,258

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(432,307)
Total	$(432,307)

See Accompanying Notes to Financial Statements
108

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

U.S. Treasury Obligations	39.1%
U.S. Government Agency Obligations	32.5%
Corporate Bonds/Notes	26.9%
Foreign Government Bonds	3.7%
Collateralized Mortgage Obligations	1.5%
Municipal Bonds	0.8%
Asset-Backed Securities	0.6%
Liabilities in Excess of Other Assets*	(5.1)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.9%
	Basic Materials: 1.8%
4,365,000	Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	$4,949,810	0.1
1,240,000	Rio Tinto Finance USA PLC, 1.375%-2.250%, 06/17/16- 12/14/18	1,243,573	0.1
5,600,000	Southern Copper Corp., 5.375%-6.750%, 04/16/20- 04/23/45	6,075,134	0.2
3,000,000	Teck Resources Ltd., 4.750%, 01/15/22	2,788,365	0.0
3,350,000	Teck Resources Ltd, 2.500%, 02/01/18	3,277,204	0.1
1,500,000 #	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,516,131	0.0
47,125,000	Other Securities(a)	47,687,881	1.3
		67,538,098	1.8
	Communications: 3.7%
21,255,000	AT&T, Inc., 1.400%-6.500%, 05/15/16-05/15/46	21,625,075	0.6
7,585,000	Comcast Corp., 3.375%-6.500%, 11/15/17- 08/15/45	7,820,748	0.2
300,000 #	Cox Communications, Inc., 3.250%, 12/15/22	286,095	0.0
1,500,000 #	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,489,042	0.0
6,105,000	Telefonica Emisiones SAU, 3.192%-5.462%, 02/16/16- 02/16/21	6,449,449	0.2
9,150,000	Time Warner Cable, Inc., 4.125%-6.500%, 05/01/17- 12/15/43	9,689,218	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
5,000,000	Time Warner, Inc., 2.100%-4.875%, 06/01/19- 06/01/44	$5,280,195	0.1
655,000 #	Verizon Communications, Inc., 4.522%, 09/15/48	579,283	0.0
22,220,000	Verizon Communications, Inc., 1.100%-6.550%, 11/01/17-08/21/54	22,862,928	0.6
7,900,000	Viacom, Inc., 2.200%-5.850%, 12/15/16- 04/01/44	7,859,080	0.2
51,605,000	Other Securities(a)	54,056,671	1.5
		137,997,784	3.7
	Consumer, Cyclical: 1.6%
500,000 #	Daimler Finance North America LLC, 1.450%, 08/01/16	502,004	0.0
500,000 #	Daimler Finance North America LLC, 2.375%, 08/01/18	506,901	0.0
300,000	Ford Motor Co., 4.750%, 01/15/43	292,932	0.0
6,350,000	Ford Motor Credit Co. LLC, 1.700%-7.450%, 01/15/16-07/16/31	6,601,040	0.2
2,050,000	Ford Motor Credit Co., LLC, 4.250%-5.875%, 08/02/21-09/20/22	2,261,776	0.0
1,000,000 #	Hyundai Capital America, 1.875%, 08/09/16	1,006,039	0.0
1,000,000 #	Hyundai Capital America, 2.875%, 08/09/18	1,023,533	0.1
4,125,000 #	Hyundai Capital America, 3.750%, 04/06/16	4,202,055	0.1
750,000 #	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	751,520	0.0
400,000 #	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	402,837	0.0
500,000 #	Volkswagen Group of America Finance LLC, 2.400%, 05/22/20	497,341	0.0
42,053,448	Other Securities	44,009,995	1.2
		62,057,973	1.6
	Consumer, Non-cyclical: 3.7%
6,311,000	Amgen, Inc., 3.625%-6.375%, 11/15/21-05/01/45	6,572,280	0.2
6,195,000	Celgene Corp., 1.900%-4.625%, 08/15/17- 05/15/44	6,401,173	0.2

See Accompanying Notes to Financial Statements
109

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000 #	ERAC USA Finance LLC, 2.350%, 10/15/19	$496,839	0.0
500,000 #	ERAC USA Finance LLC, 3.850%, 11/15/24	502,085	0.0
500,000 #	HJ Heinz Co., 5.000%, 07/15/35	507,999	0.0
500,000 #	HJ Heinz Co., 5.200%, 07/15/45	513,595	0.0
6,350,000	UnitedHealth Group, Inc., 0.850%-6.000%, 10/15/15-03/15/23	6,467,761	0.2
111,661,000	Other Securities	115,774,464	3.1
		137,236,196	3.7
	Energy: 3.2%
2,350,000	Enterprise Products Operating LLC, 3.700%- 4.900%, 02/15/26-05/15/46	2,232,175	0.1
5,105,000	Enterprise Products Operating, LLC, 3.200%- 4.450%, 2/01/16-02/15/43	5,135,219	0.1
667,000	Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	652,510	0.0
4,225,000	Kinder Morgan Energy Partners L.P., 3.500%- 6.950%, 03/01/21-09/01/44	4,359,440	0.1
1,800,000	Kinder Morgan, Inc./DE, 3.050%-5.550%, 12/01/19-02/15/46	1,681,254	0.1
6,420,000	ONEOK Partners L.P., 2.000%-6.200%, 02/01/16-09/15/43	6,444,956	0.2
500,000	Total Capital Canada Ltd., 2.750%, 07/15/23	482,965	0.0
3,500,000	Total Capital S.A., 4.450%, 06/24/20	3,845,859	0.1
500,000	Total Capital SA, 2.125%, 08/10/18	507,592	0.0
1,500,000	Total Capital International SA, 0.750%-2.750%, 01/25/16-06/19/21	1,505,887	0.0
92,668,000	Other Securities(a)	92,597,375	2.5
		119,445,232	3.2
	Financial: 7.7%
6,177,000	American International Group, Inc., 2.300%-6.400%, 08/24/15-07/16/44	6,546,437	0.2
6,325,000	American Express Co., 7.000%, 03/19/18	7,174,321	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	American Express Credit Corp., 2.125%, 07/27/18	$505,562	0.0
500,000 #	American Honda Finance Corp., 1.000%, 08/11/15	500,334	0.0
500,000 #	American Honda Finance Corp., 1.500%, 09/11/17	502,381	0.0
30,735,000	Bank of America Corp., 1.500%-6.500%, 10/09/15-10/22/26	31,902,343	0.8
9,994,000	Citigroup, Inc., 2.500%-8.125%, 07/29/19-05/06/44	11,008,178	0.3
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	6,037,163	0.2
9,000,000	General Electric Capital Corp., 1.625%-6.750%, 07/02/15-01/14/38	11,234,904	0.3
23,090,000	Goldman Sachs Group, Inc., 2.550%-6.750%, 02/07/16-05/22/45	24,539,739	0.7
3,500,000 #	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,612,504	0.1
16,250,000	JPMorgan Chase & Co., 1.100%-5.500%, 10/15/15-10/15/40	17,348,035	0.5
7,695,000	MetLife, Inc., 3.048%-6.750%, 06/01/16-03/01/45	7,912,929	0.2
14,800,000	Morgan Stanley, 2.125%-6.625%, 04/01/18-09/08/26	16,133,310	0.4
12,983,000	Wells Fargo & Co., 3.450%-5.606%, 04/01/21-01/15/44	14,120,883	0.4
125,126,000	Other Securities(a)	128,712,878	3.4
		287,791,901	7.7
	Industrial: 1.7%
5,900,000	Burlington Northern Santa Fe, LLC, 3.000%-4.900%, 09/15/21-04/01/44	6,003,167	0.2
1,379,000	General Electric Co., 2.700%-5.250%, 12/06/17-10/09/22	1,446,781	0.0
53,860,000	Other Securities	55,009,884	1.5
		62,459,832	1.7

See Accompanying Notes to Financial Statements
110

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 1.3%
1,500,000	Apple Inc., 1.000%, 05/03/18	$1,483,855	0.0
6,750,000	Apple, Inc., 0.450%- 4.450%, 05/03/16-02/09/45	6,539,072	0.2
9,540,000	International Business Machines Corp., 1.625%-3.375%, 07/22/16-08/01/23	9,618,766	0.2
6,850,000	Oracle Corp., 1.200%-5.375%, 10/15/17-05/15/45	6,912,139	0.2
25,885,000	Other Securities	25,993,660	0.7
		50,547,492	1.3
	Utilities: 2.2%
250,000 #	Monongahela Power Co., 5.400%, 12/15/43	276,151	0.0
5,850,000	Pacific Gas & Electric Co., 3.250%-4.750%, 10/01/20-03/15/45	6,008,194	0.2
73,860,213	Other Securities(a)	76,881,534	2.0
		83,165,879	2.2
	Total Corporate Bonds/Notes (Cost $990,668,685)	1,008,240,387	26.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.5%
4,994,000	Citigroup Commercial Mortgage Trust, 4.023%-5.899%, 03/10/47-12/10/49	5,324,875	0.1
5,480,087	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.380%-5.886%, 07/15/44-11/15/44	5,580,658	0.2
820,000 #	Ford Credit Auto Owner Trust/Ford Credit 2014-2 A, 2.310%, 04/15/26	829,956	0.0
6,722,841	Greenwich Capital Commercial Funding Corp., 5.224%-6.013%, 04/10/37-03/10/39	6,970,797	0.2
5,399,912	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%-5.885%, 05/15/47-02/12/51	5,677,886	0.2
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,226,323	0.1
533,997	Morgan Stanley Capital I, 5.331%, 03/15/44	533,717	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,000,000 #	Morgan Stanley Capital I Trust 2011-C3, 5.355%, 07/15/49	$2,114,440	0.1
23,221,215	Other Securities	24,090,507	0.6
	Total Collateralized Mortgage Obligations (Cost $49,806,088)	54,349,159	1.5
MUNICIPAL BONDS: 0.8%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,268,107	0.2
	Connecticut: 0.1%
3,735,000	Other Securities	4,436,582	0.1
	New Jersey: 0.2%
5,760,000	Other Securities	7,053,619	0.2
	New York: 0.1%
3,495,000	Other Securities	4,564,610	0.1
	Ohio: 0.1%
3,355,000	Other Securities	4,639,864	0.1
	Washington: 0.1%
3,900,000	Other Securities	4,488,120	0.1
	Total Municipal Bonds (Cost $27,092,229)	31,450,902	0.8
ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.3%
1,000,000 #	Bank of The West Auto Trust 2015-1, 1.660%, 09/15/20	1,000,063	0.0
2,100,000 #	Hyundai Auto Lease Securitization Trust 2015-A A4, 1.650%, 08/15/19	2,108,885	0.1
8,160,000	Other Securities	8,191,821	0.2
		11,300,769	0.3
	Credit Card Asset-Backed Securities: 0.3%
10,248,000	Other Securities	10,660,799	0.3
	Other Asset-Backed Securities: 0.0%
889,248	Other Securities	894,639	0.0
	Total Asset-Backed Securities (Cost $22,955,581)	22,856,207	0.6
U.S. TREASURY OBLIGATIONS: 39.1%
	U.S. Treasury Bonds: 5.5%
67,838,000	2.125%, due 05/15/25	66,502,405	1.8
18,576,000	2.500%, due 02/15/45	16,274,322	0.4
23,645,000	3.500%, due 02/15/39	25,385,130	0.7
18,888,000	3.625%, due 08/15/43	20,686,780	0.6
14,092,000	3.625%, due 02/15/44	15,426,343	0.4
13,251,000	3.750%, due 11/15/43	14,836,986	0.4
43,672,000	2.750%-6.000%, due 02/15/26-11/15/44	45,987,206	1.2
		205,099,172	5.5

See Accompanying Notes to Financial Statements
111

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 33.6%
10,000,000	0.625%, due 05/31/17	$9,995,310	0.3
25,975,000	0.250%, due 10/15/15	25,990,221	0.7
27,732,000	0.250%, due 12/15/15	27,751,496	0.7
15,697,000	0.375%, due 02/15/16	15,721,519	0.4
33,823,000	0.375%, due 03/15/16	33,860,002	0.9
30,595,000	0.500%, due 09/30/16	30,626,084	0.8
51,172,000	0.625%, due 07/15/16	51,307,913	1.4
16,290,000	0.625%, due 11/15/16	16,326,913	0.4
29,512,000	0.625%, due 06/30/17	29,498,159	0.8
36,269,100	0.625%, due 09/30/17	36,161,417	1.0
21,817,000	0.750%, due 02/28/18	21,719,849	0.6
27,497,000	1.000%, due 08/31/19	26,998,617	0.7
46,620,000	1.250%, due 10/31/15	46,798,461	1.3
29,467,000	1.250%, due 11/30/18	29,524,549	0.8
26,756,000	1.375%, due 09/30/18	26,960,844	0.7
19,814,000	1.500%, due 12/31/18	19,998,211	0.5
19,814,000	1.625%, due 07/31/19	19,973,443	0.5
22,705,000	1.750%, due 09/30/19	22,960,431	0.6
28,376,000	1.750%, due 10/31/20	28,378,213	0.8
48,163,000	1.875%, due 09/30/17	49,363,318	1.3
24,900,000	2.000%, due 11/30/20	25,199,572	0.7
20,498,000	2.125%, due 01/31/21	20,829,494	0.6
26,650,000	2.125%, due 06/30/22	26,737,439	0.7
26,457,000	2.250%, due 11/15/24	26,252,382	0.7
42,155,000	2.375%, due 07/31/17	43,613,942	1.2
19,590,000	2.375%, due 12/31/20	20,186,888	0.5
18,650,000	2.625%, due 04/30/18	19,515,472	0.5
26,255,000	2.750%, due 02/15/19	27,625,196	0.7
36,569,500	2.750%, due 11/15/23	37,975,158	1.0
42,052,000	2.750%, due 02/15/24	43,605,948	1.2
394,411,700 L	0.250%-8.125%, due 07/31/15-05/15/24	396,601,143	10.6
		1,258,057,604	33.6
	Total U.S. Treasury Obligations (Cost $1,449,673,821)	1,463,156,776	39.1
FOREIGN GOVERNMENT BONDS: 3.7%
5,775,000	Export-Import Bank of Korea, 2.625%-4.000%, 10/20/16-08/12/26	5,954,309	0.2
10,010,000 L	Brazil Government International Bond, 6.000%, 01/17/17	10,710,700	0.3
10,000,000	KFW, 2.625%, 01/25/22	10,279,210	0.3
12,080,000	Mexico Government International Bond, 4.750%, 03/08/44	11,596,800	0.3
125,000 #	Petroleos Mexicanos, 4.250%, 01/15/25	122,050	0.0
500,000 #	Petroleos Mexicanos, 5.500%, 06/27/44	462,500	0.0
7,395,000	Province of British Columbia Canada, 2.100%, 05/18/16	7,500,645	0.2
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
14,308,000	Province of Ontario Canada, 1.875%-4.400%, 04/14/20- 05/21/20	$15,799,027	0.4
71,109,000	Other Securities(a)	76,715,508	2.0
	Total Foreign Government Bonds (Cost $137,940,199)	139,140,749	3.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.5%
	Federal Home Loan Bank: 0.2%
8,000,000	2.000%, due 04/15/21	7,870,360	0.2
	Federal Home Loan Mortgage Corporation: 8.2%##
21,246,000	1.000%, due 09/29/17	21,299,412	0.5
48,564,000 W	3.000%, due 07/01/43	48,277,547	1.3
68,495,000 W	3.500%, due 08/01/45	70,286,305	1.9
155,382,908	1.000%-6.750%, due 05/27/16-05/01/45	166,514,888	4.5
		306,378,152	8.2
	Federal National Mortgage Association: 15.5%##
46,588,000 W	0.400%, due 08/01/45	49,249,882	1.3
20,400,000	2.230%, due 12/06/22	19,771,272	0.5
72,046,000 W	2.500%, due 08/01/29	72,772,415	1.9
47,967,097	3.000%, due 05/01/43	48,023,923	1.3
15,939,636	3.000%, due 07/01/43	15,953,635	0.4
23,620,472	3.500%, due 11/01/42	24,423,883	0.7
20,123,882	4.000%, due 06/01/45	21,411,628	0.6
290,267,761 W	0.300%-7.250%, due 03/15/16-07/01/45	312,723,430	8.4
15,238,000 W	3.000%, due 07/01/29	15,787,877	0.4
		580,117,945	15.5
	Government National Mortgage Association: 7.8%
27,235,000	3.000%, due 08/01/44	27,425,433	0.7
107,439,000	3.500%, due 01/20/45	111,224,562	3.0
15,634,938	4.000%, due 02/20/45	16,578,914	0.4
128,852,299	1.750%-7.000%, due 10/15/36-05/16/51	138,457,409	3.7
		293,686,318	7.8
	Other U.S. Agency Obligations: 0.8%
22,990,000	1.100%, due 11/06/18	22,707,453	0.6
6,585,000	1.875%-7.125%, due 08/25/16-01/15/38	8,660,504	0.2
		31,367,957	0.8
	Total U.S. Government Agency Obligations (Cost $1,204,308,373)	1,219,420,732	32.5
	Total Long-Term Investments (Cost $3,882,444,976)	3,938,614,912	105.1

See Accompanying Notes to Financial Statements
112

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.9%
	Commercial Paper: 5.3%
6,000,000	American E Pwr 0.250%, 07/13/15	$5,999,460	0.2
5,000,000	Campbell Soup 0.300%, 09/17/15	4,996,800	0.1
5,000,000	Campbell Soup 0.310%, 09/21/15	4,996,450	0.1
5,000,000	Campbell Soup 0.450%, 12/07/15	4,990,200	0.1
22,500,000	Consolidtd Edsn 0.180%, 07/06/15	22,499,325	0.6
8,000,000	Crown Pt C 0.000% 07/01/15	8,000,000	0.2
7,000,000	CVS 0.260%, 07/24/15	6,998,810	0.2
10,000,000	CVS Caremark 0.270%, 07/31/15	9,997,700	0.3
5,000,000	Dominion Res, 0.028%, 08/03/15	4,998,700	0.1
12,500,000	Duke Energy 0.240%, 07/06/15	12,499,500	0.4
7,500,000	Duke Energy 0.280%, 08/03/15	7,498,050	0.2
10,000,000	Kellogg Disc 0.260%, 07/10/15	9,999,300	0.3
27,000,000	Kroger, 0.240%, 07/01/15	26,999,820	0.7
10,000,000	Kroger 0.260%, 07/20/15	9,998,600	0.3
5,000,000	McDonalds Corp 0.180%, 07/14/15	4,999,650	0.1
11,000,000	Mondelez Disc 0.320%, 09/09/15	10,993,180	0.3
3,000,000	Mondelez Intl 0.230%, 07/14/15	2,999,730	0.1
4,050,000	Mondelez Intl Inc., 0.0028%, 07/29/15	4,049,109	0.1
5,000,000	Mondelez Intl Inc., 0.0028%, 08/04/15	4,998,650	0.1
10,000,000	Monsanto Co 0.290%, 08/17/15	9,996,200	0.3
10,000,000	Monsanto Co 0.290%, 08/10/15	9,996,800	0.3
5,000,000	Monsanto Disc 0.300%, 08/24/15	4,997,750	0.1
5,000,000	Virginia Elc Pwr, 0.290%, 09/08/15	4,997,250	0.1
		198,501,034	5.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc: 0.3%
2,767,405	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,767,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,822,753, due 07/15/15-05/20/65)	$2,767,405	0.1
2,037,781	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,037,791, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,078,527, due 11/15/15-03/01/48)	2,037,781	0.0
2,767,400	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,767,413, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,822,748, due 01/15/17-08/15/42)	2,767,400	0.1
2,767,405	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,767,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,822,754, due 07/31/15-05/20/65)	2,767,405	0.1

See Accompanying Notes to Financial Statements
113

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,312,199	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,312,206, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,338,945, due 01/15/17- 01/15/29)	$1,312,199	0.0
		11,652,190	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
11,783,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $11,783,000)	11,783,000	0.3
	Total Short-Term Investments (Cost $221,905,237)	221,936,224	5.9
	Total Investments in Securities (Cost $4,104,350,213)	$4,160,551,136	111.0
	Liabilities in Excess of Other Assets	(412,775,290)	(11.0)
	Net Assets	$3,747,775,846	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $4,109,447,922.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,453,542
Gross Unrealized Depreciation	(31,350,328)
Net Unrealized Appreciation	$51,103,214

See Accompanying Notes to Financial Statements
114

SUMMARY PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$1,008,240,387	$—	$1,008,240,387
Collateralized Mortgage Obligations	—	54,349,159	—	54,349,159
Municipal Bonds	—	31,450,902	—	31,450,902
Short-Term Investments	11,783,000	210,153,224	—	221,936,224
U.S. Treasury Obligations	—	1,463,156,776	—	1,463,156,776
Foreign Government Bonds	—	139,140,749	—	139,140,749
U.S. Government Agency Obligations	—	1,219,420,732	—	1,219,420,732
Asset-Backed Securities	—	22,856,207	—	22,856,207
Total Investments, at fair value	$11,783,000	$4,148,768,136	$—	$4,160,551,136

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps
Credit Contracts	$150,271
Total	$150,271

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps
Credit Contracts	$(80,611)
Total	$(80,611)

See Accompanying Notes to Financial Statements
115

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Board of Directors (the “Board”) of Voya Variable Portfolios, Inc. (the “Company”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors”) of Voya Australia Index Portfolio, Voya Emerging Markets Index Portfolio, Voya Euro STOXX 50® Index Portfolio, Voya FTSE 100 Index® Portfolio, Voya Hang Seng Index Portfolio, Voya International Index Portfolio, Voya Japan TOPIX Index® Portfolio, Voya Russell™ Large Cap Growth Index Portfolio, Voya Russell™ Large Cap Index Portfolio, Voya Russell™ Large Cap Value Index Portfolio, Voya Russell™ Mid Cap Growth Index Portfolio, Voya Russell™ Mid Cap Index Portfolio, Voya Russell™ Small Cap Index Portfolio, and Voya U.S. Bond Index Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Company, approved amending and restating the Investment Management Agreements between the Company, on behalf of the Portfolios, and Voya Investments, LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.
On March 12, 2015, the Board, including the Independent Directors, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

116

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

VPSAR-VIPALL (0615-082415)

Semi-Annual Report
June 30, 2015
Classes I and S
Domestic Equity Index Portfolios
■
Voya Index Plus LargeCap Portfolio

■
Voya Index Plus MidCap Portfolio

■
Voya Index Plus SmallCap Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,012.00	0.44%	$2.20	$1,000.00	$1,022.61	0.44%	$2.21
Class S	1,000.00	1,010.80	0.69	3.44	1,000.00	1,021.37	0.69	3.46
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,042.70	0.49%	$2.48	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,041.20	0.74	3.75	1,000.00	1,021.12	0.74	3.71
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,038.40	0.50%	$2.53	$1,000.00	$1,022.32	0.50%	$2.51
Class S	1,000.00	1,036.80	0.75	3.79	1,000.00	1,021.08	0.75	3.76

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by
181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$723,188,830	$685,618,847	$306,906,731
Short-term investments at fair value**	10,288,916	16,116,564	19,646,016
Total investments at fair value	$733,477,746	$701,735,411	$326,552,747
Cash	86,826	39	48
Cash collateral for futures	239,750	227,040	150,930
Receivables:
Investment securities sold	—	11,758,592	4,819,502
Fund shares sold	130,083	112,571	55,864
Dividends	867,837	771,167	279,500
Prepaid expenses	2,935	2,719	1,225
Other assets	139,007	73,824	36,217
Total assets	734,944,184	714,681,363	331,896,033
LIABILITIES:
Payable for investment securities purchased	—	11,472,113	5,476,689
Payable for fund shares redeemed	340,374	318,252	119,797
Payable upon receipt of securities loaned	2,521,201	8,345,956	14,166,457
Payable for investment management fees	249,410	264,548	118,022
Payable for distribution and shareholder service fees	25,167	24,529	18,189
Payable for directors fees	3,805	3,527	1,581
Payable to directors under the deferred compensation plan (Note 6)	139,007	73,824	36,217
Other accrued expenses and liabilities	125,185	121,994	60,281
Total liabilities	3,404,149	20,624,743	19,997,233
NET ASSETS	$731,540,035	$694,056,620	$311,898,800
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$674,104,473	$562,548,637	$261,191,692
Undistributed net investment income	5,907,632	3,038,947	1,004,661
Accumulated net realized gain (loss)	(41,860,562)	47,216,684	(4,241,605)
Net unrealized appreciation	93,388,492	81,252,352	53,944,052
NET ASSETS	$731,540,035	$694,056,620	$311,898,800
+ Including securities loaned at value	$2,469,238	$8,143,961	$13,814,687
* Cost of investments in securities	$629,729,180	$604,273,207	$252,950,208
** Cost of short-term investments	$10,288,916	$16,116,564	$19,646,016
Class I
Net assets	$612,262,216	$577,349,424	$224,868,804
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	27,332,237	26,218,469	9,539,983
Net asset value and redemption price per share	$22.40	$22.02	$23.57
Class S
Net assets	$119,277,819	$116,707,196	$87,029,996
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,362,041	5,365,278	3,727,132
Net asset value and redemption price per share	$22.24	$21.75	$23.35
See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,888,516	$4,648,495	$1,783,217
Securities lending income, net	10,593	270,643	150,971
Total investment income	7,899,109	4,919,138	1,934,188
EXPENSES:
Investment management fees(1)	1,447,257	1,517,376	679,590
Distribution and shareholder service fees:
Class S	156,424	150,793	112,100
Transfer agent fees	432	341	217
Administrative service fees(1)	251,132	231,547	104,203
Shareholder reporting expense	32,942	36,200	16,652
Professional fees	30,770	30,408	17,376
Custody and accounting expense	40,906	38,915	20,453
Directors fees	11,416	10,581	4,742
Miscellaneous expense	19,698	16,718	10,765
Interest expense	39	196	26
Total expenses	1,991,016	2,033,075	966,124
Net waived and reimbursed fees	(169,843)	(157,406)	(70,543)
Net expenses	1,821,173	1,875,669	895,581
Net investment income	6,077,936	3,043,469	1,038,607
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	36,270,016	47,764,553	18,867,369
Futures	265,153	467,141	318,410
Net realized gain	36,535,169	48,231,694	19,185,779
Net change in unrealized appreciation (depreciation) on:
Investments	(32,905,046)	(21,705,259)	(8,302,563)
Futures	(180,663)	(274,673)	(153,065)
Net change in unrealized appreciation (depreciation)	(33,085,709)	(21,979,932)	(8,455,628)
Net realized and unrealized gain	3,449,460	26,251,762	10,730,151
Increase in net assets resulting from operations	$9,527,396	$29,295,231	$11,768,758
* Foreign taxes withheld	$18,276	$—	$485

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$6,077,936	$11,296,677	$3,043,469	$5,960,671
Net realized gain	36,535,169	89,023,369	48,231,694	94,429,299
Net change in unrealized appreciation (depreciation)	(33,085,709)	(5,374,025)	(21,979,932)	(36,203,378)
Increase in net assets resulting from operations	9,527,396	94,946,021	29,295,231	64,186,592
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(9,833,495)	(9,040,215)	(5,175,436)	(4,524,218)
Class S	(1,620,104)	(1,721,169)	(760,762)	(701,737)
Net realized gains:
Class I	—	—	(76,949,367)	(24,423,502)
Class S	—	—	(16,110,252)	(5,528,242)
Total distributions	(11,453,599)	(10,761,384)	(98,995,817)	(35,177,699)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,197,272	32,926,545	5,308,309	10,163,257
Reinvestment of distributions	11,453,599	10,761,384	98,995,817	35,177,699
	15,650,871	43,687,929	104,304,126	45,340,956
Cost of shares redeemed	(51,382,207)	(97,050,073)	(40,895,983)	(97,019,449)
Net increase (decrease) in net assets resulting from capital share transactions	(35,731,336)	(53,362,144)	63,408,143	(51,678,493)
Net increase (decrease) in net assets	(37,657,539)	30,822,493	(6,292,443)	(22,669,600)
NET ASSETS:
Beginning of year or period	769,197,574	738,375,081	700,349,063	723,018,663
End of year or period	$731,540,035	$769,197,574	$694,056,620	$700,349,063
Undistributed net investment income at end of year or period	$5,907,632	$11,283,295	$3,038,947	$5,931,676

See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$1,038,607	$2,500,738
Net realized gain	19,185,779	31,893,649
Net change in unrealized appreciation (depreciation)	(8,455,628)	(18,152,905)
Increase in net assets resulting from operations	11,768,758	16,241,482
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,956,235)	(1,491,399)
Class S	(544,211)	(406,155)
Total distributions	(2,500,446)	(1,897,554)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,098,366	6,075,360
Reinvestment of distributions	2,500,446	1,897,554
	4,598,812	7,972,914
Cost of shares redeemed	(20,818,754)	(53,142,438)
Net decrease in net assets resulting from capital share transactions	(16,219,942)	(45,169,524)
Net decrease in net assets	(6,951,630)	(30,825,596)
NET ASSETS:
Beginning of year or period	318,850,430	349,676,026
End of year or period	$311,898,800	$318,850,430
Undistributed net investment income at end of year or period	$1,004,661	$2,466,500

See Accompanying Notes to Financial Statements
8

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class I
06-30-15	22.48	0.19•	0.09	0.28	0.36	—	—	0.36	—	22.40	1.20	0.49	0.44	0.44	1.65	612,262	30
12-31-14	20.05	0.33•	2.41	2.74	0.31	—	—	0.31	—	22.48	13.86	0.44	0.44	0.44	1.58	639,454	72
12-31-13	15.37	0.28•	4.72	5.00	0.32	—	—	0.32	—	20.05	32.92	0.44	0.44	0.44	1.60	601,491	80
12-31-12	13.64	0.27•	1.70	1.97	0.24	—	—	0.24	—	15.37	14.45	0.45	0.45	0.45	1.84	516,227	166
12-31-11	13.89	0.21•	(0.20)	0.01	0.26	—	—	0.26	—	13.64	(0.09)	0.44	0.44	0.44	1.54	544,124	130
12-31-10	12.42	0.22•	1.50	1.72	0.25	—	—	0.25	—	13.89	13.96	0.44	0.44†	0.44†	1.75†	631,278	157
Class S
06-30-15	22.29	0.16•	0.09	0.25	0.30	—	—	0.30	—	22.24	1.08	0.74	0.69	0.69	1.40	119,278	30
12-31-14	19.89	0.28•	2.38	2.66	0.26	—	—	0.26	—	22.29	13.54	0.69	0.69	0.69	1.33	129,744	72
12-31-13	15.24	0.24•	4.68	4.92	0.27	—	—	0.27	—	19.89	32.67	0.69	0.69	0.69	1.35	136,884	80
12-31-12	13.53	0.23•	1.68	1.91	0.20	—	—	0.20	—	15.24	14.11	0.70	0.70	0.70	1.59	127,156	166
12-31-11	13.78	0.18•	(0.21)	(0.03)	0.22	—	—	0.22	—	13.53	(0.34)	0.69	0.69	0.69	1.28	132,939	130
12-31-10	12.33	0.19•	1.48	1.67	0.22	—	—	0.22	—	13.78	13.63	0.69	0.69†	0.69†	1.50†	171,456	157
Voya Index Plus MidCap Portfolio
Class I
06-30-15	24.58	0.11•	0.94	1.05	0.23	3.38	—	3.61	—	22.02	4.27	0.54	0.49	0.49	0.91	577,349	46
12-31-14	23.62	0.21•	1.95	2.16	0.19	1.01	—	1.20	—	24.58	9.56	0.49	0.49	0.49	0.89	577,230	72
12-31-13	17.76	0.17•	5.92	6.09	0.23	—	—	0.23	—	23.62	34.56	0.49	0.49	0.49	0.81	588,001	66
12-31-12	15.22	0.21•	2.48	2.69	0.15	—	—	0.15	—	17.76	17.70	0.50	0.50	0.50	1.24	491,445	164
12-31-11	15.51	0.14	(0.30)	(0.16)	0.13	—	—	0.13	—	15.22	(1.15)	0.49	0.49	0.49	0.83	482,378	101
12-31-10	12.85	0.11•	2.70	2.81	0.15	—	—	0.15	—	15.51	21.91	0.48	0.48†	0.48†	0.84†	549,499	162
Class S
06-30-15	24.29	0.08•	0.92	1.00	0.16	3.38	—	3.54	—	21.75	4.12	0.79	0.74	0.74	0.66	116,707	46
12-31-14	23.35	0.15•	1.93	2.08	0.13	1.01	—	1.14	—	24.29	9.30	0.74	0.74	0.74	0.63	123,119	72
12-31-13	17.56	0.12•	5.85	5.97	0.18	—	—	0.18	—	23.35	34.23	0.74	0.74	0.74	0.56	135,017	66
12-31-12	15.05	0.17•	2.44	2.61	0.10	—	—	0.10	—	17.56	17.38	0.75	0.75	0.75	0.99	117,845	164
12-31-11	15.34	0.09•	(0.29)	(0.20)	0.09	—	—	0.09	—	15.05	(1.39)	0.74	0.74	0.74	0.58	117,222	101
12-31-10	12.72	0.08•	2.66	2.74	0.12	—	—	0.12	—	15.34	21.57	0.73	0.73†	0.73†	0.59†	144,975	162
See Accompanying Notes to Financial Statements
9

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Index Plus SmallCap Portfolio
Class I
06-30-15	22.90	0.09•	0.78	0.87	0.20	—	—	0.20	—	23.57	3.84	0.55	0.50	0.50	0.73	224,869	23
12-31-14	21.86	0.18•	1.00	1.18	0.14	—	—	0.14	—	22.90	5.44	0.50	0.50	0.50	0.84	226,277	40
12-31-13	15.48	0.13•	6.43	6.56	0.18	—	—	0.18	—	21.86	42.70	0.49	0.49	0.49	0.70	243,564	55
12-31-12	13.85	0.16•	1.55	1.71	0.08	—	—	0.08	—	15.48	12.38	0.51	0.51	0.51	1.06	176,644	144
12-31-11	14.06	0.08	(0.17)	(0.09)	0.12	—	—	0.12	—	13.85	(0.74)	0.50	0.50	0.50	0.52	186,300	115
12-31-10	11.52	0.12•	2.51	2.63	0.09	—	—	0.09	—	14.06	22.84	0.49	0.49†	0.49†	0.99†	215,343	160
Class S
06-30-15	22.66	0.06•	0.77	0.83	0.14	—	—	0.14	—	23.35	3.68	0.80	0.75	0.75	0.48	87,030	23
12-31-14	21.62	0.13•	1.00	1.13	0.09	—	—	0.09	—	22.66	5.24	0.75	0.75	0.75	0.59	92,574	40
12-31-13	15.32	0.08•	6.36	6.44	0.14	—	—	0.14	—	21.62	42.28	0.74	0.74	0.74	0.45	106,112	55
12-31-12	13.70	0.12•	1.54	1.66	0.04	—	—	0.04	—	15.32	12.14	0.76	0.76	0.76	0.82	87,102	144
12-31-11	13.91	0.05	(0.18)	(0.13)	0.08	—	—	0.08	—	13.70	(0.98)	0.75	0.75	0.75	0.26	90,025	115
12-31-10	11.41	0.09•	2.47	2.56	0.06	—	—	0.06	—	13.91	22.47	0.74	0.74†	0.74†	0.74†	109,387	160

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

•
Calculated using average number of shares outstanding throughout the period.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements
10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
The Company is authorized to offer four classes of shares, referred to as Adviser Class (“Class ADV”), Class I, Class S and Service 2 (“Class S2”); however, the Portfolios do not currently offer all classes. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a
Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors (“Board”). Such procedures provide, for example, that: (a) Debt obligations

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine a Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
E. Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.
F. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G. Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
H. Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts entered into by any Portfolio during the period ended June 30, 2015.
Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.
Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2015, each Portfolio has purchased

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the six months ended June 30, 2015, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of  $5,720,620, $4,913,150 and $3,209,930, respectively.
I. Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
J. Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined in good faith under procedures approved by the Board.
K. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the six months ended June 30, 2015, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:
	Purchases	Sales
Index Plus LargeCap	$226,613,742	$263,864,566
Index Plus MidCap	321,347,094	354,121,002
Index Plus SmallCap	69,953,740	88,061,600
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Portfolios had entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Management Agreement compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Index Plus LargeCap	0.35%
Index Plus MidCap	0.40%
Index Plus SmallCap	0.40%
Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”) with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. Effective January 1, 2015, the Administrator was entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. The Administrator was contractually obligated to waive a portion of the administration fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets for at least two years from the effective date of January 1, 2015. This waiver was not

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

eligible for recoupment. Prior to January 1, 2015, the Administrator received from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion and 0.030% thereafter of each Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Index Plus LargeCap(1)	0.45%
Index Plus MidCap(1)	0.50%
Index Plus SmallCap(1)	0.50%

(1)
Effective May 1, 2015, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION FEES
Class S shares of the Portfolios have a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Insurance and Annuity Company	Index Plus LargeCap	15.64%
	Index Plus MidCap	15.59
	Index Plus SmallCap	26.53
Voya Retirement Insurance and Annuity Company	Index Plus LargeCap	76.68
	Index Plus MidCap	78.90
	Index Plus SmallCap	64.68
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%
The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreement is contractual through May 1, 2016 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2015:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Index Plus LargeCap	1	$705,000	1.11%
Index Plus MidCap	1	5,895,000	1.12
Index Plus SmallCap	1	824,000	1.13

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class I
6/30/2015	163,868	—	429,410	(1,707,636)	(1,114,358)	3,702,201	—	9,833,495	(38,924,306)	(25,388,610)
12/31/2014	1,446,183	—	447,757	(3,442,278)	(1,548,338)	31,875,889	—	9,040,215	(72,052,277)	(31,136,173)
Class S
6/30/2015	21,927	—	71,213	(550,674)	(457,534)	495,071	—	1,620,104	(12,457,901)	(10,342,726)
12/31/2014	50,102	—	85,844	(1,198,176)	(1,062,230)	1,050,656	—	1,721,169	(24,997,796)	(22,225,971)
Index Plus MidCap
Class I
6/30/2015	191,555	—	3,727,862	(1,180,161)	2,739,256	4,561,167	—	82,124,803	(28,729,307)	57,956,663
12/31/2014	349,312	—	1,280,873	(3,044,828)	(1,414,643)	8,254,099	—	28,947,720	(71,823,634)	(34,621,815)
Class S
6/30/2015	32,195	—	774,966	(510,344)	296,817	747,142	—	16,871,014	(12,166,676)	5,451,480
12/31/2014	82,857	—	278,497	(1,075,070)	(713,716)	1,909,158	—	6,229,979	(25,195,815)	(17,056,678)
Index Plus SmallCap
Class I
6/30/2015	88,313	—	84,430	(512,571)	(339,828)	2,041,034	—	1,956,235	(11,907,673)	(7,910,404)
12/31/2014	238,367	—	69,888	(1,572,091)	(1,263,836)	5,223,155	—	1,491,399	(34,190,742)	(27,476,188)
Class S
6/30/2015	2,493	—	23,703	(385,028)	(358,832)	57,332	—	544,211	(8,911,081)	(8,309,538)
12/31/2014	39,954	—	19,213	(880,275)	(821,108)	852,205	—	406,155	(18,951,696)	(17,693,336)
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury;
United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios.
The following is a summary of the Portfolios’ securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2015:

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Index Plus LargeCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
HSBC Bank PLC	$2,469,238	$(2,469,238)	$—
Total	$2,469,238	$(2,469,238)	$—

(1)
Collateral with a fair value of  $2,521,201 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,146,686	$(2,146,686)	$—
Citigroup Global Markets Inc.	41,496	(41,496)	—
Credit Suisse Securities USA	162,429	(162,429)	—
Goldman Sachs & Company	2,186,305	(2,186,305)	—
Janney Montgomery Scott LLC	87,110	(87,110)	—
JPMorgan Clearing Corp.	1,758,855	(1,758,855)	—
Maple Securities USA Inc.	117,040	(117,040)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	83,088	(83,088)	—
Morgan Stanley & Co. LLC	128,833	(128,833)	—
RBC Capital Markets, LLC	19,152	(19,152)	—
RBC Dominion Securities Inc	1,344,690	(1,344,690)	—
SG Americas Securities, LLC	68,277	(68,277)	—
Total	$8,143,961	$(8,143,961)	$—

(1)
Collateral with a fair value of  $8,345,956 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$210,332	$(210,332)	$—
Citadel Clearing LLC	43,739	(43,739)	—
Citigroup Global Markets Inc.	786,621	(786,621)	—
Credit Suisse Securities (USA) LLC	1,455,893	(1,455,893)	—
Deutsche Bank Securities	1,631,919	(1,631,919)	—
Goldman Sachs & Company	2,400,954	(2,400,954)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	74,600	(74,600)	—
JP Morgan Clearing Corp	1,292,922	(1,292,922)	—
Morgan Stanley & Co. LLC	1,853,756	(1,853,756)	—
National Financial Services LLC	408,403	(408,403)	—
SG Americas Securities, LLC	1,860,479	(1,860,479)	—
UBS Securities LLC.	1,795,069	(1,795,069)	—
Total	$13,814,687	$(13,814,687)	$—

(1)
Collateral with a fair value of  $14,166,457 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Index Plus LargeCap	$11,453,599	$—	$10,761,384	$—
Index Plus MidCap	17,813,399	81,182,418	5,225,955	29,951,744
Index Plus SmallCap	2,500,446	—	1,897,554	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Index Plus LargeCap	$11,409,863	$—	$124,909,191	$(76,830,721)	2017
Index Plus MidCap	17,954,020	80,963,622	102,356,173	—	—
Index Plus SmallCap	2,500,310	—	61,498,142	(22,525,846)	2017
The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 12 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.
NOTE 13 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 13 — RESTRUCTURING PLAN (continued)

different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.
NOTE 14 — SUBSEQUENT EVENTS
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Information Technology	19.3%
Financials	16.8%
Health Care	14.7%
Consumer Discretionary	12.1%
Industrials	10.3%
Consumer Staples	8.9%
Energy	8.5%
Materials	3.1%
Utilities	3.0%
Telecommunication Services	2.2%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 12.1%
149,919	Coach, Inc.	$5,188,697	0.7
190,925	Comcast Corp. - Class A	11,482,229	1.6
100,726	Home Depot, Inc.	11,193,680	1.5
64,329	Nike, Inc.	6,948,819	1.0
62,973	Walt Disney Co.	7,187,738	1.0
709,590	Other Securities	46,273,994	6.3
		88,275,157	12.1
	Consumer Staples: 8.9%
132,541	Altria Group, Inc.	6,482,580	0.9
154,294	ConAgra Foods, Inc.	6,745,734	0.9
98,834	CVS Health	10,365,710	1.4
43,511 @	Monster Beverage Corp.	5,831,344	0.8
105,646	PepsiCo, Inc.	9,860,997	1.4
85,536	Procter & Gamble Co.	6,692,337	0.9
324,156	Other Securities	19,107,091	2.6
		65,085,793	8.9
	Energy: 8.5%
139,610	ExxonMobil Corp.	11,615,552	1.6
78,541	Occidental Petroleum Corp.	6,108,134	0.8
93,700 @	Royal Dutch Shell PLC - Class A ADR	5,341,837	0.7
69,932	Schlumberger Ltd.	6,027,439	0.8
91,055	Valero Energy Corp.	5,700,043	0.8
438,264	Other Securities	27,529,773	3.8
		62,322,778	8.5
	Financials: 16.8%
42,170	Ameriprise Financial, Inc.	5,268,298	0.7
47,965 @	Berkshire Hathaway, Inc. - Class B	6,528,516	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
171,487	Citigroup, Inc.	$9,472,942	1.3
105,143	Discover Financial Services	6,058,340	0.8
309,226	Host Hotels & Resorts, Inc.	6,131,952	0.9
201,965	JPMorgan Chase & Co.	13,685,148	1.9
359,117	Keycorp	5,393,937	0.7
155,788	ProLogis, Inc.	5,779,735	0.8
65,812	Prudential Financial, Inc.	5,759,866	0.8
178,539	Wells Fargo & Co.	10,041,033	1.4
1,493,979	Other Securities	48,518,856	6.6
		122,638,623	16.8
	Health Care: 14.7%
61,282	Amgen, Inc.	9,408,013	1.3
31,302	Anthem, Inc.	5,137,910	0.7
121,208	Bristol-Myers Squibb Co.	8,065,181	1.1
100,424	Gilead Sciences, Inc.	11,757,642	1.6
76,105	Johnson & Johnson	7,417,193	1.0
123,721	Medtronic PLC	9,167,726	1.2
205,654	Merck & Co., Inc.	11,707,882	1.6
410,901	Pfizer, Inc.	13,777,511	1.9
81,948	UnitedHealth Group, Inc.	9,997,656	1.4
179,636	Other Securities	20,968,796	2.9
		107,405,510	14.7
	Industrials: 10.3%
65,162	Boeing Co.	9,039,273	1.2
89,179	Danaher Corp.	7,632,831	1.0
51,617	General Dynamics Corp.	7,313,613	1.0
271,815	General Electric Co.	7,222,124	1.0
90,960	Union Pacific Corp.	8,674,855	1.2
635,369	Other Securities(a)	35,479,804	4.9
		75,362,500	10.3
	Information Technology: 19.3%
276,871	Apple, Inc.	34,726,545	4.8
389,486	Cisco Systems, Inc.	10,695,286	1.5
62,568 @	Facebook, Inc.	5,366,144	0.7
11,412 @	Google, Inc. - Class A	6,162,936	0.8
5,817	Google, Inc. - Class C	3,027,807	0.4
365,345	Intel Corp.	11,111,968	1.5
404,680	Microsoft Corp.	17,866,622	2.4
244,402	Oracle Corp.	9,849,401	1.4
885,013	Other Securities	42,306,451	5.8
		141,113,160	19.3
	Materials: 3.1%
116,908	International Paper Co.	5,563,652	0.7
135,356	Mosaic Co.	6,341,428	0.9
169,648	Other Securities	10,881,147	1.5
		22,786,227	3.1

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 2.2%
218,449	Verizon Communications, Inc.	$10,181,908	1.4
427,388	Other Securities	5,804,483	0.8
		15,986,391	2.2
	Utilities: 3.0%
423,187	Other Securities	22,212,691	3.0
	Total Common Stock (Cost $629,729,180)	723,188,830	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.3%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15-05/20/65)	1,000,000	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17-08/15/42)	1,000,000	0.1
521,201	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $521,203, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $531,625, due 07/31/15-05/20/65)	521,201	0.1
		2,521,201	0.3
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.1%
7,767,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,767,715)	$7,767,715	1.1
	Total Short-Term Investments (Cost $10,288,916)	10,288,916	1.4
	Total Investments in Securities (Cost $640,018,096)	$733,477,746	100.3
	Liabilities in Excess of Other Assets	(1,937,711)	(0.3)
	Net Assets	$731,540,035	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $641,733,731.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$108,481,289
Gross Unrealized Depreciation	(16,737,274)
Net Unrealized Appreciation	$91,744,015

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$723,188,830	$—	$—	$723,188,830
Short-Term Investments	7,767,715	2,521,201	—	10,288,916
Total Investments, at fair value	$730,956,545	$2,521,201	$—	$733,477,746
Liabilities Table
Other Financial Instruments+
Futures	$(71,158)	$—	$—	$(71,158)
Total Liabilities	$(71,158)	$—	$—	$(71,158)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Index Plus LargeCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	50	09/18/15	$5,136,000	$(71,158)
			$5,136,000	$(71,158)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$71,158
Total Liability Derivatives		$71,158

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$265,153
Total	$265,153

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(180,663)
Total	$(180,663)

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	24.5%
Industrials	16.1%
Information Technology	15.5%
Consumer Discretionary	14.2%
Health Care	10.3%
Materials	5.7%
Consumer Staples	4.5%
Energy	4.1%
Utilities	3.9%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Consumer Discretionary: 14.2%
104,547	Brinker International, Inc.	$6,027,134	0.9
104,770	Foot Locker, Inc.	7,020,638	1.0
136,862	Jarden Corp.	7,082,608	1.0
270,819 @	LKQ Corp.	8,190,921	1.2
1,870,540	Other Securities(a)	70,334,451	10.1
		98,655,752	14.2
	Consumer Staples: 4.5%
236,346	Flowers Foods, Inc.	4,998,718	0.7
100,178	Hain Celestial Group, Inc.	6,597,723	0.9
710,148	Other Securities(a)	19,837,104	2.9
		31,433,545	4.5
	Energy: 4.1%
1,654,805	Other Securities(a)	28,445,995	4.1
	Financials: 24.5%
34,219 @	Everest Re Group Ltd.	6,228,200	0.9
118,840	Extra Space Storage, Inc.	7,750,745	1.1
144,516	Highwoods Properties, Inc.	5,773,414	0.9
333,051	Keycorp	5,002,426	0.7
162,172	LaSalle Hotel Properties	5,750,619	0.8
111,061	PacWest Bancorp	5,193,212	0.8
57,241	Reinsurance Group of America, Inc.	5,430,454	0.8
98,415	SEI Investments Co.	4,825,288	0.7
55,116 @	Signature Bank	8,068,431	1.2
58,947 @	SVB Financial Group	8,487,189	1.2
148,994	Weingarten Realty Investors	4,870,614	0.7
3,296,847	Other Securities(a)	102,221,249	14.7
		169,601,841	24.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 10.3%
99,192	Centene Corp.	$7,975,037	1.1
78,500 @	Charles River Laboratories International, Inc.	5,521,690	0.8
115,993 @	Community Health Systems, Inc.	7,304,079	1.1
77,609 @	Health Net, Inc.	4,976,289	0.7
196,031 @	Hologic, Inc.	7,460,940	1.1
106,670 @	Mednax, Inc.	7,905,314	1.1
21,858 @	Mettler Toledo International, Inc.	7,463,633	1.1
328,748	Other Securities	22,621,529	3.3
		71,228,511	10.3
	Industrials: 16.1%
108,250	Alaska Air Group, Inc.	6,974,547	1.0
140,642	Fortune Brands Home & Security, Inc.	6,444,216	0.9
51,157	Hubbell, Inc.	5,539,280	0.8
283,797 @	JetBlue Airways Corp.	5,891,626	0.9
95,703	Lincoln Electric Holdings, Inc.	5,827,356	0.8
55,898	Manpower, Inc.	4,996,163	0.7
69,525 @	Old Dominion Freight Line	4,769,763	0.7
82,477	Orbital ATK, Inc.	6,050,513	0.9
80,069	Regal-Beloit Corp.	5,812,209	0.8
27,899	Roper Technologies, Inc.	4,811,461	0.7
49,268 @	Teledyne Technologies, Inc.	5,198,267	0.8
153,769	Waste Connections, Inc.	7,245,595	1.0
1,130,253	Other Securities	42,067,287	6.1
		111,628,283	16.1
	Information Technology: 15.5%
89,138 @	Ansys, Inc.	8,132,951	1.2
123,382	Broadridge Financial Solutions, Inc. ADR	6,170,334	0.9
72,464 @	Gartner, Inc.	6,215,962	0.9
192,339 @	Ingram Micro, Inc.	4,814,245	0.7
93,576	Plantronics, Inc.	5,269,265	0.7
422,179 @	Polycom, Inc.	4,829,728	0.7
122,678 @	SolarWinds, Inc.	5,659,136	0.8
33,671 @	Ultimate Software Group, Inc.	5,533,492	0.8
1,879,004	Other Securities(a)	61,125,559	8.8
		107,750,672	15.5
	Materials: 5.7%
326,066	Commercial Metals Co.	5,243,141	0.8
104,099	Packaging Corp. of America	6,505,147	0.9
318,359	Steel Dynamics, Inc.	6,594,807	0.9
464,663	Other Securities	21,352,175	3.1
		39,695,270	5.7

See Accompanying Notes to Financial Statements
25

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 3.9%
240,914	Great Plains Energy, Inc.	$5,820,482	0.9
120,421	ONE Gas, Inc.	5,125,118	0.7
147,666	Westar Energy, Inc.	5,053,131	0.7
251,220	Other Securities	11,180,247	1.6
		27,178,978	3.9
	Total Common Stock (Cost $604,273,207)	685,618,847	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.2%
319,940	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $319,942, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $326,339, due 02/28/17-05/15/44)	319,940	0.0
1,982,172	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,982,180, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,021,815, due 07/15/15-05/20/65)	1,982,172	0.3
1,982,172	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,982,182, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,021,806, due 11/15/15-03/01/48)	1,982,172	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,079,500	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,079,510, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,121,090, due 01/15/17-08/15/42)	$2,079,500	0.3
1,982,172	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,982,180, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,021,816, due 07/31/15-05/20/65)	1,982,172	0.3
		8,345,956	1.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
7,770,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,770,608)	7,770,608	1.1
	Total Short-Term Investments (Cost $16,116,564)	16,116,564	2.3
	Total Investments in Securities (Cost $620,389,771)	$701,735,411	101.1
	Liabilities in Excess of Other Assets	(7,678,791)	(1.1)
	Net Assets	$694,056,620	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements
26

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $620,829,193.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$100,090,293
Gross Unrealized Depreciation	(19,184,075)
Net Unrealized Appreciation	$80,906,218

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$685,618,847	$—	$—	$685,618,847
Short-Term Investments	7,770,608	8,345,956	—	16,116,564
Total Investments, at fair value	$693,389,455	$8,345,956	$—	$701,735,411
Liabilities Table
Other Financial Instruments+
Futures	$(93,288)	$—	$—	$(93,288)
Total Liabilities	$(93,288)	$—	$—	$(93,288)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Index Plus MidCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	33	09/18/15	$4,943,730	$(93,288)
			$4,943,730	$(93,288)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$93,288
Total Liability Derivatives		$93,288

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
27

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$467,141
Total	$467,141

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(274,673)
Total	$(274,673)

See Accompanying Notes to Financial Statements
28

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	23.0%
Industrials	16.9%
Information Technology	15.5%
Consumer Discretionary	14.8%
Health Care	13.4%
Materials	5.4%
Energy	3.4%
Utilities	2.8%
Consumer Staples	2.1%
Telecommunication Services	1.1%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Consumer Discretionary: 14.8%
38,485	Childrens Place Retail Stores, Inc.	$2,517,304	0.8
86,860	Finish Line, Inc.	2,416,445	0.8
38,899	Jack in the Box, Inc.	3,429,336	1.1
90,300	La-Z-Boy, Inc.	2,378,502	0.8
28,802	Marriott Vacations Worldwide Corp.	2,642,583	0.8
46,225	Monro Muffler Brake, Inc.	2,873,346	0.9
37,195	Papa John’s International, Inc.	2,812,314	0.9
43,989	Pool Corp.	3,087,148	1.0
93,623	Wolverine World Wide, Inc.	2,666,383	0.8
603,348	Other Securities(a)	21,400,457	6.9
		46,223,818	14.8
	Consumer Staples: 2.1%
27,377 L	Sanderson Farms, Inc.	2,057,655	0.6
91,856	Other Securities	4,566,094	1.5
		6,623,749	2.1
	Energy: 3.4%
48,197 @	Carrizo Oil & Gas, Inc.	2,373,220	0.7
1,272,198	Other Securities(a)	8,397,554	2.7
		10,770,774	3.4
	Financials: 23.0%
50,125	Coresite Realty Corp.	2,277,680	0.7
185,472	DiamondRock Hospitality Co.	2,375,896	0.8
46,052	Evercore Partners, Inc.	2,484,966	0.8
55,859 L	Financial Engines, Inc.	2,372,890	0.8
35,164	MarketAxess Holdings, Inc.	3,262,164	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
83,014	MB Financial, Inc.	$2,859,002	0.9
45,427	Post Properties, Inc.	2,469,866	0.8
50,897 @	PRA Group, Inc.	3,171,392	1.0
72,941	PrivateBancorp, Inc.	2,904,511	0.9
87,501	Selective Insurance Group	2,454,403	0.8
77,303	The Geo Group, Inc.	2,640,671	0.8
1,640,131	Other Securities(a)	42,580,911	13.7
		71,854,352	23.0
	Health Care: 13.4%
91,092 @	AMN Healthcare Services, Inc.	2,877,596	0.9
50,915 @	Cynosure, Inc.	1,964,301	0.6
41,192 @	Greatbatch, Inc.	2,221,073	0.7
93,310 @	Merit Medical Systems, Inc.	2,009,897	0.7
68,211 @	Omnicell, Inc.	2,572,237	0.8
147,741 @	Select Medical Holdings Corp.	2,393,404	0.8
782,937	Other Securities(a)	27,834,851	8.9
		41,873,359	13.4
	Industrials: 16.9%
62,951	ABM Industries, Inc.	2,069,199	0.7
36,707 @	Atlas Air Worldwide Holdings, Inc.	2,017,417	0.7
51,282	Barnes Group, Inc.	1,999,485	0.6
79,652	Brady Corp.	1,970,591	0.6
32,084	Curtiss-Wright Corp.	2,324,165	0.7
57,680 @	On Assignment, Inc.	2,265,670	0.7
69,414	Simpson Manufacturing Co., Inc.	2,360,076	0.8
86,569	Tetra Tech, Inc.	2,219,629	0.7
50,199	Toro Co.	3,402,488	1.1
40,727	Watts Water Technologies, Inc.	2,111,695	0.7
775,543	Other Securities	29,882,560	9.6
		52,622,975	16.9
	Information Technology: 15.5%
82,219 @	Advanced Energy Industries, Inc.	2,260,200	0.7
65,621 @	Cardtronics, Inc.	2,431,258	0.8
35,222 @	Coherent, Inc.	2,235,892	0.7
46,755	j2 Global, Inc.	3,176,535	1.0
91,668 @	Microsemi Corp.	3,203,797	1.0
74,286	MKS Instruments, Inc.	2,818,411	0.9
67,758 @	Netgear, Inc.	2,034,095	0.7
52,928 @	Plexus Corp.	2,322,481	0.7
51,382 @	Synchronoss Technologies, Inc.	2,349,699	0.8
1,102,025	Other Securities(a)	25,415,225	8.2
		48,247,593	15.5

See Accompanying Notes to Financial Statements
29

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 5.4%
63,093 @	Boise Cascade Co.	$2,314,251	0.8
63,741	HB Fuller Co.	2,589,159	0.8
425,021	Other Securities	11,838,395	3.8
		16,741,805	5.4
	Telecommunication Services: 1.1%
122,862	Other Securities	3,332,794	1.1
	Utilities: 2.8%
62,860	El Paso Electric Co.	2,178,728	0.7
167,618	Other Securities	6,436,784	2.1
		8,615,512	2.8
	Total Common Stock (Cost $252,950,208)	306,906,731	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateralcc: 4.5%
3,364,545	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,364,559, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,431,836, due 07/15/15-05/20/65)	3,364,545	1.1
2,405,671	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,405,683, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,453,773, due 11/15/15-03/01/48)	2,405,671	0.7
3,398,600	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,398,616, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,466,572, due 01/15/17-08/15/42)	3,398,600	1.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,364,545	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,364,558, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,431,837, due 07/31/15-05/20/65)	$3,364,545	1.1
1,633,096	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,633,105, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,666,383, due 01/15/17-01/15/29)	1,633,096	0.5
		14,166,457	4.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
5,479,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $5,479,559)	5,479,559	1.8
	Total Short-Term Investments (Cost $19,646,016)	19,646,016	6.3
	Total Investments in Securities (Cost $272,596,224)	$326,552,747	104.7
	Liabilities in Excess of Other Assets	(14,653,947)	(4.7)
	Net Assets	$311,898,800	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

See Accompanying Notes to Financial Statements
30

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $272,798,700.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$66,876,093
Gross Unrealized Depreciation	(13,122,046)
Net Unrealized Appreciation	$53,754,047

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$306,906,731	$—	$—	$306,906,731
Short-Term Investments	5,479,559	14,166,457	—	19,646,016
Total Investments, at fair value	$312,386,290	$14,166,457	$—	$326,552,747
Liabilities Table
Other Financial Instruments+
Futures	$(12,471)	$—	$—	$(12,471)
Total Liabilities	$(12,471)	$—	$—	$(12,471)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

At June 30, 2015, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	27	09/18/15	$3,376,080	$(12,471)
			$3,376,080	$(12,471)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$12,471
Total Liability Derivatives		$12,471

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
31

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$318,410
Total	$318,410

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(153,065)
Total	$(153,065)

See Accompanying Notes to Financial Statements
32

aDVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Board of Directors (the “Board”) of Voya Variable Portfolios, Inc. (the “Company”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors”) of Voya Index Plus LargeCap Portfolio, Voya Index Plus MidCap Portfolio, and Voya Index Plus SmallCap Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a series of the Company, approved amending and restating the Investment Management Agreements between the Company, on behalf of the Portfolios, and Voya Investments, LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any
“fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.
On March 12, 2015, the Board, including the Independent Directors, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

33

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

VPSAR-AIP (0615-081815)

Semi-Annual Report
June 30, 2015
Classes ADV, I, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global Value Advantage Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Money Market Portfolio

■
Voya Small Company Portfolio

E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Should I Stay or Should I Go?
Dear Shareholder,
The lyrics of The Clash’s 1981 hit referenced in the title of this letter seem to fit the current impasse between Greece and the leadership of the euro zone: “If I go there will be trouble / and if I stay it will be double.”
In a referendum on July 5, Greek voters decisively rejected what they perceived as unreasonable demands by the European Union: further tax increases and spending cuts as a condition for continued support. The country then missed a scheduled debt payment to the International Monetary Fund; Greek citizens endured more than three weeks of intensified hardship as banks closed and money got scarce. As of this writing, Greece has accepted the terms of a third bailout offer. Approval of the new offer forestalls a Greek euro zone exit and keep Greek banks open, but it remains unclear whether Greece can live up to the demands of the deal and reform its economy.
Will the problems in Greece spill over into the global financial markets? We believe that some investors may seek perceived safety by bidding up the prices of U.S. Treasury securities. Also, there may be volatility in European and Asian equity markets, where the Greek situation might amplify other, local challenges. In aggregate, however, we believe the effects on the global economy and financial markets will be contained.
As always, it’s important to keep focused on your long-term reasons for investing and not get distracted by day-to-day market gyrations. We believe that attempting to time markets is more often than not an exercise in futility and can impair your portfolio’s potential to help achieve your long-term goals. Please thoroughly discuss any contemplated changes with your investment advisor before taking any action.
At Voya Investment Management, we seek to be a reliable partner committed to reliable investing, helping you and your investment advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,

Shaun Mathews
President and Chief Executive Officer
August 5, 2015
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1

Market Perspective: Six Months Ended June 30, 2015

After a volatile last few months of 2014, global equities, represented by the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends, maintained an uneven advance in the first half of our fiscal year. The Index rose 4.14% over the six months, but by the end the forces driving financial markets had substantially changed. (The Index returned 2.63% for the six-months ended June 30, 2015, measured in U.S. dollars.)
For much of 2014 it seemed that the only credible major growth story in the world was that the U.S. Markets took the October end of U.S. quantitative easing in stride and much of the economic data remained positive into 2015. In particular, employment was a source of strength. While reservations remained about the low labor force participation rate and sluggish wage growth, by June more than 200,000 jobs had been created in 14 out of the previous 15 months and the unemployment rate was down to 5.5%. New and existing home sales ended the period at the highest rates since before 2010.
But other reports painted a less optimistic picture. Gross domestic product (“GDP”) fell 0.2% annualized in the first quarter of 2015, in part due to the effects of another harsh winter, after rising 2.2% in the previous quarter. Industrial production and factory orders seemed to be in a downward drift. Other series showed no clear pattern, like retail sales, despite lower gasoline prices. As for oil prices, the price of a barrel of oil bounced from its mid-March low, but still ended June at two thirds of its level nine months earlier. While this would boost consumption in time, the more immediate effect was to reduce profits and investment in the energy sector and in industries that service it.
Superimposed on this was the prospect of rising U.S. interest rates. The U.S. Federal Reserve Board’s (“Fed’s”) June report suggested at least one increase by the end of 2015, while stressing that the process would be data driven and the trajectory of increases low. But the Fed had not increased rates for nine years and many investors feared that it would feel pressed to act before the economy was really ready.
Outside of the U.S., annual GDP growth in China decelerated to 7.0% in the first quarter of 2015, the slowest in six years, depressing in addition demand in the world’s commodity supplying countries. Japan was still struggling to create inflation despite the central bank’s accumulation of 20% of all in-force Japanese government bonds.
But it was the euro zone that attracted most of the attention. The region entered 2015 after growth of barely 1% in 2014, unemployment perched at 11.5% and consumer prices falling. In Greece, a new government was mandated in January to ease the terms of its €240 billion bailout and roll back reforms. Its attempts to do so were repelled by creditors and as June ended, Greece, with its banks shuttered, faced ejection from the euro zone, with unknowable side effects. But by then the European Central Bank had at last implemented a program of quantitative easing, the elixir that despite all else, might drive asset prices higher, judging from the experience of the U.S. and Japan. The euro and its interest rates fell: good for business, and within a few weeks it seemed, the gloomy euro zone data were turning. The unemployment rate edged down to 11.1%, prices stopped falling and GDP rose 0.4% in the first quarter of 2015. Increasingly, buy euro zone equities, preferably currency-hedged, sell U.S., was the trade in the news.
In U.S. fixed income markets, the Treasury yield curve steepened through June and the Barclays Long-Term U.S. Treasury sub-index returned -4.67%. The Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds, lost just 0.10%, reflecting small moves in major sub-indices: Barclays U.S. Corporate Investment Grade Bond -0.92%; Barclays U.S. Mortgage Backed Securities 0.31% and Barclays U.S. Treasury Bond 0.03%. The Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) returned 2.53%.
U.S. equities, represented by the S&P 500® Index including dividends, gained 1.23% in the first half of the fiscal year. The mergers and acquisitions driven health care sector did best, soaring 24.17%. Three sectors lost ground: not surprisingly led by energy, down 22.20%. S&P 500® earnings per share were still edging up, despite the effect of lower energy prices and the strong dollar on the value of overseas revenues. They were boosted in part by continuing high levels of share buybacks: $553 billion in 2014, the highest since 2007.
In currencies, the dollar rallied strongly against the euro, up 8.53% on the euro, as euro zone quantitative easing drove down interest rates. The dollar gained 2.27% on the yen, after continued monetary easing in Japan and a partial re-allocation into non-yen securities for the giant Government Pension Investment Fund (“GPIF”). But the dollar slipped 0.86% against the pound. The UK has a comparable growth story to the U.S., and an acceleration in average wages reported in June, brought forward the likelihood of a rate increase.
In international markets, the MSCI Japan® Index surged 15.96%, with exporters benefiting from the lower yen and all sectors from the GPIF’s rebalancing into stocks. The MSCI Europe ex UK® Index gained 10.16%, eclipsing in April its previous record from 2007. Quantitative easing, plus the declining euro that went with it, ultimately trumped the still weak economic data and Greece-driven uncertainties that prevailed through most of the period. The MSCI UK® Index added just 1.13%, with sizeable losses from the energy and materials sectors. The 15 largest names in the UK index: multinationals accounting for half of its value, returned an average of  -1.05%.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long-Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	An unmanaged index consisting of publicly issued, fixed rate, nonconvertible, investment grade debt securities.
Barclays U.S. Mortgage Backed Securities Index	The Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from January 1, 2015 to June 30, 2015. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Balanced Portfolio
Class I	$1,000.00	$1,012.70	0.62%	$3.09	$1,000.00	$1,021.72	0.62%	$3.11
Class S	1,000.00	1,011.40	0.87	4.34	1,000.00	1,020.48	0.87	4.36
Voya Global Value Advantage Portfolio
Class ADV	$1,000.00	$1,042.80	1.09%	$5.52	$1,000.00	$1,019.39	1.09%	$5.46
Class I(1)	1,000.00	998.30	0.59	1.89	1,000.00	1,014.14	0.59	1.90
Class S	1,000.00	1,045.20	0.84	4.26	1,000.00	1,020.63	0.84	4.21
Class S2(1)	1,000.00	997.30	0.99	3.17	1,000.00	1,012.85	0.99	3.19
Class T(1)	1,000.00	997.30	1.19	3.81	1,000.00	1,012.21	1.19	3.84
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$1,014.90	1.03%	$5.15	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	1,016.70	0.58	2.90	1,000.00	1,021.92	0.58	2.91
Class S	1,000.00	1,015.50	0.83	4.15	1,000.00	1,020.68	0.83	4.16
Class S2	1,000.00	1,014.90	0.98	4.90	1,000.00	1,019.93	0.98	4.91
4

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2015*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$1,000.30	0.98%	$4.86	$1,000.00	$1,019.93	0.98%	$4.91
Class I	1,000.00	1,002.60	0.48	2.38	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,001.10	0.73	3.62	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	1,001.10	0.88	4.37	1,000.00	1,020.43	0.88	4.41
Voya Money Market Portfolio
Class I	$1,000.00	$1,000.10	0.22%	$1.09	$1,000.00	$1,023.70	0.22%	$1.10
Class S	1,000.00	1,000.10	0.22	1.09	1,000.00	1,023.70	0.22	1.10
Voya Small Company Portfolio
Class ADV	$1,000.00	$1,052.90	1.34%	$6.82	$1,000.00	$1,018.15	1.34%	$6.71
Class I	1,000.00	1,055.00	0.84	4.28	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,053.80	1.09	5.55	1,000.00	1,019.39	1.09	5.46

*
Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

(1)
Commencement of operations was March 5, 2015. Expenses paid for the actual Portfolio’s return reflect the 117-day period ended June 30, 2015.

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$451,713,689	$747,166,331	$3,946,030,409
Investments in affiliated underlying funds at fair value**	12,487,390	—	—
Short-term investments at fair value***	26,752,485	21,052,117	17,960,186
Total investments at fair value	$490,953,564	$768,218,448	$3,963,990,595
Cash	22,776,770	15,873	102,207
Cash collateral for futures	2,726,333	—	—
Cash pledged for centrally cleared swaps (Note 2)	550,000	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	500,000	—	—
Foreign currencies at value****	261,953	323,984	—
Foreign cash collateral for futures*****	33,792	—	—
Receivables:
Investment in affiliated underlying funds sold	12,649,049	—	—
Investment securities sold	—	33,772,080	97,445,314
Investment securities sold on a delayed-delivery or when-issued basis	9,816,962	—	—
Fund shares sold	101,193	77,817	79,707
Dividends	534,320	2,362,521	7,499,131
Interest	843,716	—	—
Foreign tax reclaims	91,766	577,209	—
Variation margin	4,827	—	—
Unrealized appreciation on forward foreign currency contracts	303,182	—	—
Variation margin receivable on centrally cleared swaps	81,736	—	—
Prepaid expenses	1,895	669	17,167
Other assets	128,074	10,228	523,138
Total assets	542,359,132	805,358,829	4,069,657,259
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	11,785,659	—	—
Payable for investment securities purchased	—	22,748,214	3,842,742
Payable for investment securities purchased on a delayed-delivery or when-issued basis	20,274,695	—	—
Payable for fund shares redeemed	78,085	461,030	770,798
Payable upon receipt of securities loaned	16,243,485	12,053,117	—
Unrealized depreciation on forward foreign currency contracts	819,706	—	—
Cash received as collateral for OTC derivatives (Note 2)	280,000	—	—
Payable for investment management fees	228,796	356,923	1,894,590
Payable for distribution and shareholder service fees	972	147,897	632,558
Payable for directors fees	2,555	3,337	21,218
Payable to directors under the deferred compensation plan (Note 6)	128,074	10,228	523,138
Payable for proxy and solicitation costs (Note 6)	—	145,900	—
Other accrued expenses and liabilities	183,062	109,945	518,621
Written options, at fair value^	799,491	—	—
Total liabilities	50,824,580	36,036,591	8,203,665
NET ASSETS	$491,534,552	$769,322,238	$4,061,453,594
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$477,679,069	$772,242,885	$3,057,718,413
Undistributed net investment income	5,204,360	9,630,531	34,789,982
Accumulated net realized gain (loss)	(11,124,422)	320,901	152,603,649
Net unrealized appreciation (depreciation)	19,775,545	(12,872,079)	816,341,550
NET ASSETS	$491,534,552	$769,322,238	$4,061,453,594
+ Including securities loaned at value	$15,885,439	$11,630,335	$—
* Cost of investments in securities	$430,766,944	$759,979,245	$3,129,688,859
** Cost of investments in affiliated underlying funds	$12,582,809	$—	$—
*** Cost of short-term investments	$26,752,485	$21,052,117	$17,960,186
**** Cost of foreign currencies	$261,642	$336,089	$—
***** Cost of foreign cash collateral for futures	$33,792	$—	$—
^ Premiums received on written options	$784,948	$—	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	n/a	$24,817,499	$1,262,187,944
Shares authorized	n/a	100,000,000	unlimited
Par value	n/a	$0.001	$1.000
Shares outstanding	n/a	2,612,832	41,077,384
Net asset value and redemption price per share	n/a	$9.50	$30.73
Class I
Net assets	$486,883,923	$189,505,027	$2,062,215,871
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	33,455,273	19,814,902	66,218,072
Net asset value and redemption price per share	$14.55	$9.56	$31.14
Class S
Net assets	$4,650,629	$486,760,940	$736,811,288
Shares authorized	500,000,000	200,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	321,180	50,889,629	23,937,570
Net asset value and redemption price per share	$14.48	$9.57	$30.78
Class S2
Net assets	n/a	$306,298	$238,491
Shares authorized	n/a	100,000,000	unlimited
Par value	n/a	$0.001	$1.000
Shares outstanding	n/a	32,450	7,803
Net asset value and redemption price per share	n/a	$9.44	$30.56
Class T
Net assets	n/a	$67,932,474	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	7,192,766	n/a
Net asset value and redemption price per share	n/a	$9.44	n/a
See Accompanying Notes to Financial Statements
7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$4,321,255,036	$—	$622,409,393
Investments in affiliates at fair value**	567,447,359	—	—
Short-term investments at fair value***	343,424,448	—	37,774,708
Total investments at fair value	$5,232,126,843	$—	$660,184,101
Short-term investments at amortized cost	—	571,238,808	—
Cash	89,079	478	717
Cash collateral for futures	2,900,831	—	—
Cash pledged for centrally cleared swaps (Note 2)	4,407,000	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	4,026,318	—	—
Receivables:
Investment securities sold	99,528,834	—	2,488,379
Investment securities sold on a delayed-delivery or when-issued basis	1,025,390,471	—	—
Fund shares sold	770,454	437,410	37,820
Dividends	979,469	3,238	702,810
Interest	23,430,246	261,744	—
Unrealized appreciation on forward foreign currency contracts	947,562	—	—
Prepaid expenses	19,129	2,639	2,445
Other assets	343,499	197,098	53,584
Total assets	6,394,959,735	572,141,415	663,469,856
LIABILITIES:
Payable for investment securities purchased	157,585,438	—	3,828,146
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,697,853,850	—	—
Payable for fund shares redeemed	5,058,438	216,111	1,118,927
Payable upon receipt of securities loaned	14,034,788	—	11,640,708
Unrealized depreciation on forward foreign currency contracts	2,024,444	—	—
Variation margin payable on centrally cleared swaps	995	—	—
Payable for investment management fees	1,688,964	143,716	431,681
Payable for distribution and shareholder service fees	764,690	13	26,397
Payable to custodian due to foreign currency overdraft****	7,331,557	—	—
Payable for directors fees	95,419	2,931	3,215
Payable to directors under the deferred compensation plan (Note 6)	343,499	197,098	53,584
Other accrued expenses and liabilities	74,574	56,358	87,959
Total liabilities	1,886,856,656	616,227	17,190,617
NET ASSETS	$4,508,103,079	$571,525,188	$646,279,239
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$4,594,944,490	$571,633,336	$487,779,429
Undistributed (distributions in excess of) net investment income	65,070,629	(139,822)	803,057
Accumulated net realized gain (loss)	(165,396,169)	31,674	34,258,105
Net unrealized appreciation	13,484,129	—	123,438,648
NET ASSETS	$4,508,103,079	$571,525,188	$646,279,239
+ Including securities loaned at value	$13,685,074	$—	$11,382,397
* Cost of investments in securities	$4,274,730,459	$—	$498,970,745
** Cost of investments in affiliates	$593,382,834	$—	$—
*** Cost of short-term investments	$343,390,679	$—	$37,774,708
**** Cost of foreign currency overdraft	$7,331,556	$—	$—
See Accompanying Notes to Financial Statements
8

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2015 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$191,442,553	n/a	$5,836,262
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	14,973,199	n/a	288,277
Net asset value and redemption price per share	$12.79	n/a	$20.25
Class I
Net assets	$1,019,816,145	$571,419,113	$524,640,247
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	78,968,498	571,269,113	25,000,828
Net asset value and redemption price per share	$12.91	$1.00	$20.98
Class S
Net assets	$3,268,512,344	$106,075	$115,802,730
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	254,893,945	106,051	5,625,651
Net asset value and redemption price per share	$12.82	$1.00	$20.58
Class S2
Net assets	$28,332,037	n/a	n/a
Shares authorized	unlimited	n/a	n/a
Par value	$1.000	n/a	n/a
Shares outstanding	2,216,567	n/a	n/a
Net asset value and redemption price per share	$12.78	n/a	n/a
See Accompanying Notes to Financial Statements
9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,388,555	$—	$—	$12,993,328
Dividends, net of foreign taxes withheld*	—	11,788,375	51,468,713	55,646
Interest	2,023,881	782	1,499	70,701,655
Securities lending income, net	60,917	202,217	2,936	448,269
Total investment income	6,473,353	11,991,374	51,473,148	84,198,898
EXPENSES:
Investment management fees(1)	1,351,537	1,413,485	11,226,549	9,945,413
Distribution and shareholder service fees:
Class ADV	—	41,933	3,292,218	482,094
Class S	5,984	477,369	966,495	4,240,104
Class S2	—	667	587	54,790
Class T	—	173,022	—	—
Transfer agent fees	300	180	5,715	5,107
Administrative service fees(1)	168,681	150,033	1,404,051	1,545,047
Shareholder reporting expense	32,432	10,040	117,845	127,173
Professional fees	20,806	10,995	82,786	91,611
Custody and accounting expense	95,021	72,345	196,616	207,221
Directors fees	7,664	10,011	63,656	69,911
Miscellaneous expense	14,344	6,473	93,250	68,343
Interest expense	84	644	1,907	491
Total expenses	1,696,853	2,367,197	17,451,675	16,837,305
Net waived and reimbursed fees	(114,019)	(34,738)	(1,276,663)	(1,051,018)
Net expenses	1,582,834	2,332,459	16,175,012	15,786,287
Net investment income	4,890,519	9,658,915	35,298,136	68,412,611
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	17,079,332	23,168,224	277,158,885	6,252,285
Sale of investments in affiliates	—	—	—	(2,019,122)
Foreign currency related transactions	(604,074)	49,410	12,250	580,640
Futures	894,179	—	963,331	(14,955,841)
Swaps	87,707	—	—	3,708,912
Written options	161,065	—	—	(1,886,618)
Net realized gain (loss)	17,618,209	23,217,634	278,134,466	(8,319,744)
Net change in unrealized appreciation (depreciation) on:
Investments	(15,264,374)	(17,601,134)	(241,652,689)	(40,465,698)
Affiliated underlying funds	(75,910)	—	—	(3,155,040)
Foreign currency related transactions	(5,009)	(24,641)	2,758	(840,881)
Futures	(144,686)	—	(726,481)	(7,929,475)
Swaps	(152,484)	—	—	2,275,667
Written options	(17,991)	—	—	—
Net change in unrealized appreciation (depreciation)	(15,660,454)	(17,625,775)	(242,376,412)	(50,115,427)
Net realized and unrealized gain (loss)	1,957,755	5,591,859	35,758,054	(58,435,171)
Increase in net assets resulting from operations	$6,848,274	$15,250,774	$71,056,190	$9,977,440
* Foreign taxes withheld	$150,515	$862,333	$183,114	$—

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

See Accompanying Notes to Financial Statements
10

STATEMENTS OF OPERATIONS for the six months ended June 30, 2015 (Unaudited)

	Voya Money Market Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,579	$3,607,820
Interest, net of foreign taxes withheld*	606,810	—
Securities lending income, net	—	75,422
Total investment income	624,389	3,683,242
EXPENSES:
Investment management fees(1)	822,717	2,499,533
Distribution and shareholder service fees:
Class ADV	—	14,457
Class S	131	142,877
Class S2(2)	—	11
Transfer agent fees	388	521
Administrative service fees(1)	194,439	210,498
Shareholder reporting expense	24,210	20,634
Professional fees	15,020	20,350
Custody and accounting expense	34,530	39,820
Directors fees	8,795	9,644
Miscellaneous expense	15,370	16,999
Interest expense	524	72
Total expenses	1,116,124	2,975,416
Net waived and reimbursed fees	(491,735)	(143,478)
Net expenses	624,389	2,831,938
Net investment income	—	851,304
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	31,775	41,750,145
Net realized gain	31,775	41,750,145
Net change in unrealized appreciation (depreciation) on:
Investments	—	(8,274,173)
Net change in unrealized appreciation (depreciation)	—	(8,274,173)
Net realized and unrealized gain	31,775	33,475,972
Increase in net assets resulting from operations	$31,775	$34,327,276
* Foreign taxes withheld	$267	$12,824

(1)
Effective May 1, 2015, the investment management fee and administration fee were combined under a single amended and restated investment management agreement. Please see Note 4 for further information.

(2)
Class S2 for Voya Small Company Portfolio liquidated on May 28, 2015.

See Accompanying Notes to Financial Statements
11

Statements of Changes in Net Assets (Unaudited)

	Voya Balanced Portfolio		Voya Global Value Advantage Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$4,890,519	$11,612,453	$9,658,915	$4,050,134
Net realized gain	17,618,209	36,367,262	23,217,634	11,266,385
Net change in unrealized appreciation (depreciation)	(15,660,454)	(15,716,533)	(17,625,775)	(6,805,584)
Increase in net assets resulting from operations	6,848,274	32,263,182	15,250,774	8,510,935
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(34,754)
Class I	(9,483,192)	(8,604,651)	(1,130,564)	—
Class S	(77,986)	(78,141)	(2,463,068)	(5,096,647)
Class S2	—	—	(1,762)	—
Class T	—	—	(416,187)	—
Total distributions	(9,561,178)	(8,682,792)	(4,011,581)	(5,131,401)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,817,106	7,209,160	119,911,040	7,948,827
Proceeds from shares issued in merger (Note 15)	—	—	646,506,805	—
Reinvestment of distributions	9,561,178	8,682,792	4,011,581	5,131,401
	11,378,284	15,891,952	770,429,426	13,080,228
Cost of shares redeemed	(29,140,627)	(71,405,477)	(182,106,671)	(27,339,058)
Net increase (decrease) in net assets resulting from capital share transactions	(17,762,343)	(55,513,525)	588,322,755	(14,258,830)
Net increase (decrease) in net assets	(20,475,247)	(31,933,135)	599,561,948	(10,879,296)
NET ASSETS:
Beginning of year or period	512,009,799	543,942,934	169,760,290	180,639,586
End of year or period	$491,534,552	$512,009,799	$769,322,238	$169,760,290
Undistributed net investment income at end of year or period	$5,204,360	$9,875,019	$9,630,531	$3,983,197
See Accompanying Notes to Financial Statements
12

Statements of Changes in Net Assets (Unaudited)

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$35,298,136	$77,340,845	$68,412,611	$135,438,503
Net realized gain (loss)	278,134,466	526,847,895	(8,319,744)	87,219,936
Net change in unrealized appreciation (depreciation)	(242,376,412)	(164,946,310)	(50,115,427)	19,693,504
Increase in net assets resulting from operations	71,056,190	439,242,430	9,977,440	242,351,943
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(20,253,935)	(358,856)	(5,558,145)
Class I	—	(41,711,859)	(1,901,678)	(31,200,782)
Class S	—	(13,490,161)	(6,230,709)	(106,574,035)
Class S2	—	(3,255)	(50,471)	(161,042)
Net realized gains:
Class ADV	—	(149,931,317)	—	—
Class I	—	(235,869,791)	—	—
Class S	—	(87,990,084)	—	—
Class S2	—	(34,844)	—	—
Total distributions	—	(549,285,246)	(8,541,714)	(143,494,004)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,771,320	46,421,375	187,286,534	215,719,028
Proceeds from shares issued in merger (Note 15)	—	—	—	2,882,928,925
Reinvestment of distributions	—	548,990,972	8,541,141	143,483,422
	10,771,320	595,412,347	195,827,675	3,242,131,375
Cost of shares redeemed	(304,100,255)	(692,572,215)	(322,721,093)	(733,223,928)
Net increase (decrease) in net assets resulting from capital share transactions	(293,328,935)	(97,159,868)	(126,893,418)	2,508,907,447
Net increase (decrease) in net assets	(222,272,745)	(207,202,684)	(125,457,692)	2,607,765,386
NET ASSETS:
Beginning of year or period	4,283,726,339	4,490,929,023	4,633,560,771	2,025,795,385
End of year or period	$4,061,453,594	$4,283,726,339	$4,508,103,079	$4,633,560,771
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$34,789,982	$(508,154)	$65,070,629	$5,199,732
See Accompanying Notes to Financial Statements
13

Statements of Changes in Net Assets (Unaudited)

	Voya Money Market Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2015	Year Ended December 31, 2014	Six Months Ended June 30, 2015	Year Ended December 31, 2014
FROM OPERATIONS:
Net investment income	$—	$—	$851,304	$1,863,729
Net realized gain	31,775	65,891	41,750,145	94,017,009
Net change in unrealized appreciation (depreciation)	—	—	(8,274,173)	(55,993,316)
Increase in net assets resulting from operations	31,775	65,891	34,327,276	39,887,422
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	—	(2,508,306)	(1,995,917)
Class S	—	—	(277,275)	(116,064)
Net realized gains:
Class ADV	—	—	(833,677)	(780,154)
Class I	(65,980)	(109,900)	(72,451,613)	(61,891,884)
Class S	(12)	(16)	(16,327,083)	(13,010,836)
Class S2	—	—	—	(3,725)
Total distributions	(65,992)	(109,916)	(92,397,954)	(77,798,580)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	40,791,713	70,333,921	14,166,006	60,263,113
Reinvestment of distributions	65,992	109,916	92,397,954	77,798,580
	40,857,705	70,443,837	106,563,960	138,061,693
Cost of shares redeemed	(86,149,145)	(222,207,656)	(44,047,017)	(164,207,275)
Net increase (decrease) in net assets resulting from capital share transactions	(45,291,440)	(151,763,819)	62,516,943	(26,145,582)
Net increase (decrease) in net assets	(45,325,657)	(151,807,844)	4,446,265	(64,056,740)
NET ASSETS:
Beginning of year or period	616,850,845	768,658,689	641,832,974	705,889,714
End of year or period	$571,525,188	$616,850,845	$646,279,239	$641,832,974
Undistributed (distributions in excess of) net investment income at end of year or period	$(139,822)	$(139,822)	$803,057	$2,737,334
See Accompanying Notes to Financial Statements
14

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-15	14.64	0.14•	0.05	0.19	0.28	—	—	0.28	—	14.55	1.27	0.67	0.62	0.62	1.93	486,884	104
12-31-14	14.01	0.31•	0.55	0.86	0.23	—	—	0.23	—	14.64	6.22	0.63	0.63	0.63	2.18	507,213	192
12-31-13	12.27	0.28•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64	0.64	2.13	538,114	210
12-31-12	11.13	0.30•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64	0.64	2.57	520,249	234
12-31-11	11.58	0.29•	(0.43)	(0.14)	0.31	—	—	0.31	—	11.13	(1.40)	0.65	0.65	0.65	2.51	524,887	259
12-31-10	10.42	0.27•	1.19	1.46	0.30	—	—	0.30	—	11.58	14.22	0.62	0.62†	0.62†	2.47†	614,261	328
Class S
06-30-15	14.55	0.12•	0.05	0.17	0.24	—	—	0.24	—	14.48	1.14	0.92	0.87	0.87	1.68	4,651	104
12-31-14	13.92	0.28•	0.55	0.83	0.20	—	—	0.20	—	14.55	5.99	0.88	0.88	0.88	1.94	4,797	192
12-31-13	12.20	0.24•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89	0.89	1.88	5,829	210
12-31-12	11.05	0.27•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89	0.89	2.32	5,567	234
12-31-11	11.50	0.26•	(0.43)	(0.17)	0.28	—	—	0.28	—	11.05	(1.66)	0.90	0.90	0.90	2.25	5,953	259
12-31-10	10.36	0.24	1.18	1.42	0.28	—	—	0.28	—	11.50	13.87	0.87	0.87†	0.87†	2.22†	7,933	328
Voya Global Value Advantage Portfolio
Class ADV
06-30-15	9.11	0.16•	0.23	0.39	—	—	—	—	—	9.50	4.28	1.09	1.09	1.09	3.44	24,817	51
12-31-14	8.94	0.19	0.22	0.41	0.24	—	—	0.24	—	9.11	4.65	1.12	1.12	1.12	2.03	1,279	88
12-31-13	8.15	0.23•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28	1.28	2.70	1,312	122
12-31-12	7.38	0.25•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34	1.34	3.25	1,485	23
12-31-11	7.93	0.27•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34	1.34	3.48	812	25
12-31-10	7.76	0.20•	0.24	0.44	0.27	—	—	0.27	—	7.93	5.80	1.37	1.34†	1.34†	2.67†	695	47
Class I
03-05-15(5) - 06-30-15	9.63	0.12•	(0.13)	(0.01)	0.06	—	—	0.06	—	9.56	(0.17)	0.59	0.59	0.59	3.80	189,505	51
Class S
06-30-15	9.20	0.16•	0.26	0.42	0.05	—	—	0.05	—	9.57	4.52	0.84	0.84	0.84	3.28	486,761	51
12-31-14	9.03	0.21•	0.22	0.43	0.26	—	—	0.26	—	9.20	4.87	0.87	0.87	0.87	2.28	168,482	88
12-31-13	8.23	0.25•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03	1.03	2.96	179,327	122
12-31-12	7.44	0.27•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09	1.09	3.54	180,208	23
12-31-11	7.96	0.30•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09	1.09	3.76	173,576	25
12-31-10	7.77	0.24•	0.20	0.44	0.25	—	—	0.25	—	7.96	5.86	1.12	1.09†	1.09†	3.23†	206,216	47
Class S2
03-05-15(5) - 06-30-15	9.52	0.06•	(0.08)	(0.02)	0.06	—	—	0.06	—	9.44	(0.27)	1.09	0.99	0.99	2.03	306	51
Class T
03-05-15(5) - 06-30-15	9.52	0.10•	(0.12)	(0.02)	0.06	—	—	0.06	—	9.44	(0.27)	1.34	1.19	1.19	3.14	67,932	51
See Accompanying Notes to Financial Statements
15

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio
Class ADV
06-30-15	30.28	0.22•	0.23	0.45	—	—	—	—	—	30.73	1.49	1.13	1.03	1.03	1.41	1,262,188	31
12-31-14	31.36	0.49•	2.77	3.26	0.52	3.82	—	4.34	—	30.28	10.19	1.08	1.03	1.03	1.49	1,348,687	87
12-31-13	24.31	0.22•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04	1.04	0.80	1,441,995	49
12-31-12	21.39	0.29•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04	1.04	1.23	1,251,577	57
12-31-11	21.74	0.22	(0.38)	(0.16)	0.19	—	—	0.19	—	21.39	(0.72)	1.08	1.03	1.03	1.03	1,221,084	75
12-31-10	19.31	0.15•	2.47	2.62	0.19	—	—	0.19	—	21.74	13.55	1.10	1.10†	1.10†	0.77†	6,037	117
Class I
06-30-15	30.63	0.29•	0.22	0.51	—	—	—	—	—	31.14	1.67	0.63	0.58	0.58	1.87	2,062,216	31
12-31-14	31.67	0.64•	2.82	3.46	0.68	3.82	—	4.50	—	30.63	10.72	0.58	0.58	0.58	1.94	2,140,398	87
12-31-13	24.54	0.35•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59	0.59	1.25	2,182,314	49
12-31-12	21.59	0.40•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59	0.59	1.68	1,865,425	57
12-31-11	21.94	0.31•	(0.37)	(0.06)	0.29	—	—	0.29	—	21.59	(0.27)	0.58	0.58	0.58	1.39	1,873,712	75
12-31-10	19.42	0.22	2.53	2.75	0.23	—	—	0.23	—	21.94	14.14	0.60	0.60†	0.60†	1.12†	2,253,794	117
Class S
06-30-15	30.31	0.25•	0.22	0.47	—	—	—	—	—	30.78	1.55	0.88	0.83	0.83	1.61	736,811	31
12-31-14	31.38	0.56•	2.78	3.34	0.59	3.82	—	4.41	—	30.31	10.44	0.83	0.83	0.83	1.70	794,327	87
12-31-13	24.32	0.28•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84	0.84	1.00	865,453	49
12-31-12	21.40	0.34•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84	0.84	1.42	772,713	57
12-31-11	21.77	0.24•	(0.35)	(0.11)	0.26	—	—	0.26	—	21.40	(0.51)	0.83	0.83	0.83	1.13	795,131	75
12-31-10	19.28	0.18	2.48	2.66	0.17	—	—	0.17	—	21.77	13.81	0.85	0.85†	0.85†	0.87†	480,529	117
Class S2
06-30-15	30.11	0.23•	0.22	0.45	—	—	—	—	—	30.56	1.49	1.13	0.98	0.98	1.52	238	31
12-31-14	31.05	0.54•	2.70	3.24	0.36	3.82	—	4.18	—	30.11	10.24	1.08	0.98	0.98	1.68	314	87
12-31-13	24.08	0.22	7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99	0.99	0.85	1,167	49
12-31-12	21.23	0.35•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99	0.99	1.47	728	57
12-31-11	21.52	0.41•	(0.54)	(0.13)	0.16	—	—	0.16	—	21.23	(0.59)	1.08	0.98	0.98	1.99	217	75
12-31-10	19.26	0.14	2.28	2.42	0.16	—	—	0.16	—	21.52	12.55	1.10	1.00†	1.00†	0.72†	5	117
Voya Intermediate Bond Portfolio
Class ADV
06-30-15	12.81	0.17•	(0.17)	0.00*	0.02	—	—	0.02	—	12.79	0.03	1.02	0.98	0.98	2.67	191,443	184
12-31-14	12.42	0.38•	0.39	0.77	0.38	—	—	0.38	—	12.81	6.21	0.97	0.97	0.97	2.97	191,895	428
12-31-13	12.88	0.39	(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99	0.99	3.05	37,058	389
12-31-12	12.34	0.42•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00	1.00	3.25	34,473	425
12-31-11	12.04	0.47•	0.38	0.85	0.55	—	—	0.55	—	12.34	7.04	1.00	1.00	1.00	3.76	16,953	456
12-31-10	11.62	0.57•	0.48	1.05	0.63	—	—	0.63	—	12.04	9.01	1.00	1.00†	1.00†	4.56†	4,315	438
See Accompanying Notes to Financial Statements
16

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Intermediate Bond Portfolio (continued)
Class I
06-30-15	12.90	0.21•	(0.18)	0.03	0.02	—	—	0.02	—	12.91	0.26	0.52	0.48	0.48	3.17	1,019,816	184
12-31-14	12.50	0.44	0.39	0.83	0.43	—	—	0.43	—	12.90	6.67	0.47	0.47	0.47	3.46	958,412	428
12-31-13	12.96	0.45*	(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49	0.49	3.57	846,916	389
12-31-12	12.40	0.49•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50	0.50	3.78	1,001,255	425
12-31-11	12.07	0.54•	0.37	0.91	0.58	—	—	0.58	—	12.40	7.54	0.50	0.50	0.50	4.31	1,205,691	456
12-31-10	11.57	0.61•	0.53	1.14	0.64	—	—	0.64	—	12.07	9.84	0.50	0.50†	0.50†	4.93†	1,217,280	438
Class S
06-30-15	12.83	0.19•	(0.18)	0.01	0.02	—	—	0.02	—	12.82	0.11	0.77	0.73	0.73	2.92	3,268,512	184
12-31-14	12.43	0.42•	0.38	0.80	0.40	—	—	0.40	—	12.83	6.48	0.72	0.72	0.72	3.21	3,477,973	428
12-31-13	12.89	0.44	(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74	0.74	3.31	1,140,317	389
12-31-12	12.34	0.45•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75	0.75	3.52	1,221,680	425
12-31-11	12.01	0.51•	0.37	0.88	0.55	—	—	0.55	—	12.34	7.30	0.75	0.75	0.75	4.09	1,247,149	456
12-31-10	11.52	0.57•	0.52	1.09	0.60	—	—	0.60	—	12.01	9.51	0.75	0.75†	0.75†	4.67†	1,292,731	438
Class S2
06-30-15	12.79	0.18•	(0.17)	0.01	0.02	—	—	0.02	—	12.78	0.11	1.02	0.88	0.88	2.80	28,332	184
12-31-14	12.43	0.37•	0.40	0.77	0.41	—	—	0.41	—	12.79	6.17	0.97	0.87	0.87	2.87	5,281	428
12-31-13	12.92	0.44*	(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89	0.89	3.45	1,505	389
12-31-12	12.37	0.41	0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90	0.90	3.37	1,277	425
12-31-11	12.08	0.52•	0.34	0.86	0.57	—	—	0.57	—	12.37	7.14	1.00	0.90	0.90	4.20	1,001	456
12-31-10	11.59	0.55•	0.53	1.08	0.59	—	—	0.59	—	12.08	9.29	1.00	0.90†	0.90†	4.50†	3	438
Voya Money Market Portfolio
Class I
06-30-15	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.01	0.38	0.22	0.22	0.00	571,419	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.19	0.19	0.00	616,745	—
12-31-13	1.00	(0.00)*	0.00*	0.00*	—	0.00*	—	0.00*	—	1.00	0.02	0.34	0.23	0.23	0.00	768,521	—
12-31-12	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.03	0.34	0.34	0.34	0.03	975,469	—
12-31-11	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	0.00*	—	1.00	0.02	0.34	0.26	0.26	0.00*	1,176,157	—
12-31-10	1.00	0.00*	0.00*	0.00*	0.00*	—	0.00*	0.00*	—	1.00	0.24	0.34	0.31†	0.31†	0.02†	1,069,947	—
Class S
06-30-15	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.01	0.63	0.22	0.22	0.00	106	—
12-31-14	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.19	0.19	0.00	106	—
12-31-13	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.02	0.59	0.23	0.23	0.00	138	—
12-31-12	1.00	(0.00)*	0.00*	0.00*	—	—	—	—	—	1.00	0.00	0.59	0.36	0.36	0.01	134	—
12-31-11	1.00	0.00*	0.00*	0.00	—	0.00*	0.00*	0.00*	—	1.00	0.02	0.59	0.26	0.26	0.00	314	—
03-15-10(5) - 12-31-10	1.00	0.00*	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.00	0.59	0.36†	0.36†	0.00*†	313	—
See Accompanying Notes to Financial Statements
17

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-15	22.49	(0.03)	1.15	1.12	—	3.36	—	3.36	—	20.25	5.29	1.38	1.34	1.34	(0.18)	5,836	17
12-31-14	23.94	(0.03)	1.26	1.23	—	2.68	—	2.68	—	22.49	6.00	1.34	1.34	1.34	(0.18)	5,861	30
12-31-13	19.13	(0.02)	6.64	6.62	0.01	1.80	—	1.81	—	23.94	37.04	1.34	1.34	1.34	(0.13)	7,233	36
12-31-12	17.39	0.01	2.41	2.42	—	0.68	—	0.68	—	19.13	14.01	1.35	1.35	1.35	0.06	6,213	49
12-31-11	17.98	(0.02)•	(0.51)	(0.53)	0.06	—	—	0.06	—	17.39	(2.99)	1.35	1.35	1.35	(0.10)	5,938	61
12-31-10	14.60	0.04•	3.42	3.46	0.08	—	—	0.08	—	17.98	23.75	1.34	1.34†	1.34†	0.25†	3,253	86
Class I
06-30-15	23.25	0.04•	1.17	1.21	0.12	3.36	—	3.48	—	20.98	5.50	0.88	0.84	0.84	0.32	524,640	17
12-31-14	24.63	0.08	1.31	1.39	0.09	2.68	—	2.77	—	23.25	6.54	0.84	0.84	0.84	0.33	520,298	30
12-31-13	19.63	0.08•	6.84	6.92	0.12	1.80	—	1.92	—	24.63	37.76	0.84	0.84	0.84	0.38	571,880	36
12-31-12	17.82	0.10•	2.47	2.57	0.08	0.68	—	0.76	—	19.63	14.52	0.85	0.85	0.85	0.55	472,254	49
12-31-11	18.34	0.07	(0.52)	(0.45)	0.07	—	—	0.07	—	17.82	(2.49)	0.85	0.85	0.85	0.38	483,473	61
12-31-10	14.82	0.09	3.52	3.61	0.09	—	—	0.09	—	18.34	24.38	0.84	0.84†	0.84†	0.51†	503,739	86
Class S
06-30-15	22.84	0.00*	1.16	1.16	0.06	3.36	—	3.42	—	20.58	5.38	1.13	1.09	1.09	0.07	115,803	17
12-31-14	24.24	0.02	1.28	1.30	0.02	2.68	—	2.70	—	22.84	6.26	1.09	1.09	1.09	0.08	115,635	30
12-31-13	19.35	0.03	6.72	6.75	0.06	1.80	—	1.86	—	24.24	37.37	1.09	1.09	1.09	0.12	126,746	36
12-31-12	17.57	0.05•	2.44	2.49	0.03	0.68	—	0.71	—	19.35	14.26	1.10	1.10	1.10	0.28	101,041	49
12-31-11	18.09	0.02	(0.50)	(0.48)	0.04	—	—	0.04	—	17.57	(2.68)	1.10	1.10	1.10	0.12	108,502	61
12-31-10	14.64	0.04	3.47	3.51	0.06	—	—	0.06	—	18.09	24.00	1.09	1.09†	1.09†	0.29†	122,286	86

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)
Commencement of operations.

•
Calculated using average number of shares outstanding throughout the period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†
Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements
18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global Value Advantage Portfolio (“Global Value Advantage”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Money Market Portfolio (“Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the Portfolios’ Prospectus.
Each Portfolio offers at least two of the following classes of shares: Adviser Class (“Class ADV”), Class I, Class S, Service 2 Class (“Class S2”) and Class T. Each class has equal rights as to voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments oversees all investment advisory and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
On July 23, 2014, the SEC has adopted amendments to money market fund regulation, which when implemented may, among other things, require Money Market to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit Money Market to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including Money Market. Compliance with the amended money market fund regulation is generally required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operation or performance of Money Market. At this time, management is evaluating the potential implications of these amendments to Money Market.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The net asset value (“NAV”) per share for each class of each Portfolio, (except Money Market), is determined each business day as of the close of regular trading (“Market Close”) on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time unless otherwise designated by the NYSE) each day on which the NYSE is open for trading. The Portfolios are open for business every day the NYSE is open. Portfolio shares will not be priced on days when the NYSE is closed.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the normal trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the mean of the closing bid and ask price on that day. Bank loans are valued at the average of the averages between the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, a Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (b) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (c) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (d) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (e) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (f) Forward foreign currency contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (g) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which a Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and the close of the NYSE. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in a Portfolio.
Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of  $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Money Market, there can be no assurance that the Money Market’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.
U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.
For the six months ended June 30, 2015, there have been no significant changes to the fair valuation methodologies.
B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.
Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2015, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,128,567 and $947,562, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2015. At June 30, 2015, certain counterparties have posted $500,000 in cash collateral to Balanced for open OTC derivatives.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2015, Balanced and Intermediate Bond had a net liability position of  $1,619,198 and $2,024,444, respectively, on forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2015, the Portfolios could have been required to pay this amount in cash to its counterparties. At June 30, 2015, Balanced had pledged $280,000 in cash collateral for open OTC derivatives.
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2015, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:
	Buy	Sell
Balanced	$50,726,538	$28,980,733
Intermediate Bond	36,652,022	108,975,963
The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2015.
Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2015, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to “equitize” cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced and Growth and Income entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2015, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$94,589,298	$55,181,114
Intermediate Bond	395,882,284	706,925,531
Growth and Income	33,709,294	—
Please refer to the tables following each respective Summary Portfolio of Investments for the above Portfolio’s for open futures contracts at June 30, 2015. There were no open futures contracts for Growth and Income at June 30, 2015.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2015, Balanced had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options at June 30, 2015. Please refer to the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2015.

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2015, Balanced and Intermediate Bond had both purchased and written interest rate swaptions to gain exposure to interest rates and to generate income. Please refer to the Summary Portfolio of Investments for open purchased interest rate swaptions and the table following for open written interest rate swaptions. There were no open swaptions for Intermediate Bond at June 30, 2015.
Please refer to Note 9 for the volume of both purchased and written option activity during the period ended June 30, 2015.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Value Advantage, and Small Company declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.
H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
I. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the
Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2015.
K. Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933

25

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.
M.   When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2015, Intermediate Bond had posted $4,026,318 in cash collateral for open delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2015, both Balanced and Intermediate Bond had purchased credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets. For the period ended June 30, 2015, Balanced and Intermediate Bond had average notional amounts of $7,342,000 and $97,966,000, respectively, on credit default swaps to buy protection. There were no open credit default swaps to buy protection at June 30, 2015.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2015, Balanced and Intermediate Bond had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $153,731,699 and $1,136,617,000, respectively.
For the period ended June 30, 2015, Balanced and Intermediate Bond had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $109,312,284 and $924,278,000, respectively.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following each respective the Summary Portfolio of Investments for Balanced and Intermediate Bond for open interest rate swaps at June 30, 2015.
At June 30, 2015, Balanced and Intermediate Bond had posted $550,000 and $4,407,000, respectively, in cash collateral for open centrally cleared interest rate swaps.
P.   Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2015, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$243,800,214	$267,702,896
Global Value Advantage	266,354,592	313,740,798
Growth and Income	1,289,007,316	1,566,420,472
Intermediate Bond	914,653,114	968,219,872
Small Company	106,113,126	147,344,115
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$250,231,056	$242,195,394
Intermediate Bond	8,498,536,165	8,234,804,388
NOTE 4 — INVESTMENT MANAGEMENT FEES
Prior to May 1, 2015, the Portfolios had entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Management Agreements compensated the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Amounts paid to the Investment Adviser through April 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Portfolio	Fee
Balanced	0.500%
Global Value Advantage	0.46% on the first $500 million; 0.43% on the next $500 million; 0.41% thereafter
Growth and Income	0.500% on the first $10 billion; 0.450% on the next $5 billion; 0.425% thereafter
Intermediate Bond	0.400% on first $4 billion; 0.380% on next $3 billion; 0.360% thereafter
Money Market	0.250%
Small Company	0.750%
Also, prior to May 1, 2015, the Portfolios had entered into an administrative agreement (“Administrative Agreement”)

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

with Voya Funds Services, LLC (the “Administrator”), a Delaware limited liability company. The Administrator provided certain administrative and shareholder services necessary for each Portfolio’s operations and was responsible for the supervision of other service providers. Effective January 1, 2015, the Administrator was entitled to receive from Balanced, Growth and Income, Intermediate Bond, Money Market and Small Company a fee at an annual rate of 0.10% of each Portfolios average daily net assets. The Administrator was contractually obligated to waive a portion of the administration fee equal to 0.045% on the first $5 billion and 0.070% thereafter of each Portfolio’s average daily net assets for at least two years from the effective date of January 1, 2015. This waiver was not eligible for recoupment. Prior to January 1, 2015, the Administrator was entitled to receive from each Portfolio (except Global Value Advantage) a fee at an annual rate of 0.055% on the first $5 billion of each Portfolio’s average daily net assets and 0.030% thereafter. Prior to May 1, 2015, the Administrator was entitled to receive from Global Value Advantage a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets. Amounts paid to the Administrator through April 30, 2015 are reflected as administrative service fees on the accompanying Statements of Operations.
Effective May 1, 2015, the terms of the Portfolios’ Management Agreement and Administrative Agreement were combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under the Portfolios’ Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolios and there is no change to the investment management or administrative services provided.
The Amended and Restated Investment Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates. Single management fee amounts paid to the Investment Adviser from May 1, 2015 through June 30, 2015 are reflected as investment management fees on the accompanying Statements of Operations.
Portfolio	Fee
Balanced(1)	0.60%
Global Value Advantage	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Portfolio	Fee
Growth and Income(1)	0.600% on the first $10 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond(1)	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Money Market(1)	0.35%
Small Company(1)	0.85%

(1)
Effective May 1, 2015, the Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets through January 1, 2017. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with Voya IM. Voya IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S2 and Class T shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV, Class S2 and Class T shares. The Distributor is paid an annual distribution fee at the rate of 0.25%, 0.25% and 0.50% of the average daily net assets attributable to its Class ADV, Class S2 and Class T shares, respectively. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% and 0.15% of the average daily net assets attributable to the distribution fee paid by Class ADV shares of Growth and Income and Class T shares of Global Value Advantage, respectively, so that the actual fee paid by the Portfolios are an annual rate of 0.20% and 0.35%, respectively. Termination or modification of these obligations requires approval by the Board.
Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares, so that the actual fee paid by Money Market is an annual rate of 0.15%. Termination or modification of this obligation requires approval by the Board.
The Distributor and Voya Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by Voya Investments, as applicable, within three years subject to certain restrictions. For the six months ended June 30, 2015, the Distributor waived $79 of Class S specific distribution fees and Voya Investments waived $360,824 of management fees for Money Market to maintain a yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.
As of June 30, 2015, amounts of waived fees that are subject to possible recoupment by Voya Investments, and the related expiration dates are as follows:
	June 30,
	2016	2017	2018	Total
Money Market	$388,140	$1,135,492	$843,906	$2,367,538
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
For the period ended June 30, 2015, Global Value Advantage assumed a payable of  $145,900 for proxy and solicitation costs associated with its acquisition of Voya Global Resources Portfolio and Voya International Value Portfolio.
At June 30, 2015, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:
Subsidiary/Affiliated Investment Company	Portfolio	Percentage
Voya Institutional Trust Company	Intermediate Bond	5.43%
	Money Market	6.50
	Small Company	7.15
Voya Insurance and Annuity Company	Global Value Advantage	63.62
	Growth and Income	45.54
	Intermediate Bond	70.00
	Small Company	14.89
Voya Retirement Insurance and Annuity Company	Balanced	89.17
	Global Value Advantage	25.17
	Growth and Income	48.09
	Intermediate Bond	20.30
	Money Market	91.67
	Small Company	53.46
Voya Solution 2025 Portfolio	Small Company	5.33
Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, if certain Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they may be deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors/trustees, as described in the Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). The Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of directors’/

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
	Class ADV	Class I	Class S	Class S2	Class T
Global Value Advantage(1)	1.34%	0.84%	1.09%	1.24%	1.44%
Growth and Income	1.30%	0.70%	0.95%	1.10%	N/A
Intermediate Bond	1.05%	0.55%	0.80%	0.95%	N/A
Small Company	1.45%	0.95%	1.20%	N/A	N/A

(1)
Effective close of business on March 6, 2015, pursuant to a side letter agreement, through May 1, 2017, the Investment Adviser has further lowered the expense limits for Global Value Advantage to 1.14%, 0.64%, 0.89%, 1.04% and 1.24% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Prior to close of business on March 6, 2015, the side letter agreement expense limits were 1.15%, 0.65%, 0.90%, 1.05% and 1.25% for Class ADV, Class I, Class S, Class S2 and Class T, respectively. Termination or modification of this obligation requires approval by the Board. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2015, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.
The Expense Limitation Agreements are contractual through May 1, 2016 (except for Global Value Advantage and Intermediate Bond, which are through May 1, 2017) and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 8 — LINE OF CREDIT
The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used only to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.10% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 22, 2015, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the six months ended June 30, 2015:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	4	$670,000	1.12%
Global Value Advantage	7	2,757,000	1.12
Growth and Income	3	20,136,000	1.12
Intermediate Bond	16	987,875	1.12
Money Market	1	17,079,000	1.12
NOTE 9 — OTHER ACCRUED EXPENSES & LIABILITIES
At June 30, 2015, the following Portfolio had the below payables included in Other Accrued Expenses and Liabilities that exceeded 5% of total liabilities:
Portfolio	Accrued Expenses	Amount
Money Market	Custody	$30,669
	Shareholder Reporting	50,305
NOTE 10 — PURCHASED AND WRITTEN OPTIONS
Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	2,843,000	$13,078
Options Purchased	18,334,058	199,020

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 10 — PURCHASED AND WRITTEN OPTIONS (continued)

	USD Notional	Cost
Options Terminated in Closing Sell Transactions	(5,184,686)	(59,935)
Options Expired	(2,843,000)	(13,078)
Balance at 06/30/2015	13,149,372	$139,085

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	27,549,598	$124,003
Options Purchased	251,784,000	2,047,632
Options Terminated in Closing Sell Transactions	(177,124,000)	(1,069,550)
Options Expired	(61,759,598)	(230,018)
Balance at 06/30/2015	40,450,000	$872,067

Transactions in written foreign currency options for Balanced during the period ended June 30, 2015 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2014	—	$—
Options Written	18,738,686	85,909
Options Terminated in Closing Purchase Transactions	(11,863,686)	(52,424)
Options Expired	(4,095,000)	(10,355)
Balance at 06/30/2015	2,780,000	$23,130

Transactions in written interest rate swaptions for Balanced during the period ended June 30, 2015 were as follows:
	EUR Notional	USD Notional	Premiums Received

Balance at 12/31/2014	—	29,492,000	$85,907
Options Written	50,298,000	401,532,000	1,531,504
Options Terminated in Closing Purchase Transactions	—	(183,061,000)	(633,685)
Options Expired	—	(49,535,000)	(221,908)
Balance at 06/30/2015	50,298,000	198,428,000	$761,818

Transactions in purchased interest rate swaptions for Intermediate Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Cost
Balance at 12/31/2014	993,819,485	$4,869,715
Options Purchased	1,077,188,000	2,635,813
Options Terminated in Closing Sell Transactions	(1,077,188,000)	(2,635,813)
Options Expired	(993,819,485)	(4,869,715)
Balance at 6/30/2015	—	$—

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2015 were as follows:
	USD Notional	Premiums Received
Balance at 12/31/2014	—	$—
Options Written	1,077,188,000	3,723,993
Options Terminated in Closing Purchase Transactions	(1,077,188,000)	(3,723,993)
Balance at 6/30/2015	—	$—

NOTE 11 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class ADV
6/30/2015	—	—	—	—	—	—	—	—	—	—
12/31/2014	—	—	—	—	—	—	—	—	—	—
Class I
6/30/2015	119,223	—	636,456	(1,943,629)	(1,187,950)	1,772,724	—	9,483,192	(28,890,352)	(17,634,436)
12/31/2014	490,372	—	612,403	(4,861,806)	(3,759,031)	6,967,759	—	8,604,651	(69,819,472)	(54,247,062)
Class S
6/30/2015	2,998	—	5,259	(16,850)	(8,593)	44,382	—	77,986	(250,275)	(127,907)
12/31/2014	16,786	—	5,585	(111,231)	(88,860)	241,401	—	78,141	(1,586,005)	(1,266,463)
Class S2
6/30/2015	—	—	—	—	—	—	—	—	—	—
12/31/2014	—	—	—	—	—	—	—	—	—	—
32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 11 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Global Value Advantage
Class ADV
6/30/2015	2,597,997	141,353	—	(266,924)	2,472,426	24,444,586	1,329,705	—	(2,580,792)	23,193,499
12/31/2014	28,485	—	3,901	(38,773)	(6,387)	259,356	—	34,754	(352,057)	(57,947)
Class I
3/5/2015(1) - 6/30/2015	7,817,334	13,113,754	113,968	(1,230,154)	19,814,902	74,359,970	124,711,936	1,130,564	(12,000,702)	188,201,768
Class S
6/30/2015	2,076,733	42,621,132	248,043	(12,365,007)	32,580,901	19,827,076	405,349,847	2,463,068	(118,431,033)	309,208,958
12/31/2014	832,547	—	566,924	(2,946,785)	(1,547,314)	7,689,471	—	5,096,647	(26,987,001)	(14,200,883)
Class S2
3/5/2015(1) - 6/30/2015	2,073	1,501,436	180	(1,471,239)	32,450	19,968	14,128,522	1,762	(13,844,526)	305,726
Class T
3/5/2015(1) - 6/30/2015	130,243	10,731,841	42,425	(3,711,743)	7,192,766	1,259,440	100,986,795	416,187	(35,249,618)	67,412,804
Growth and Income
Class ADV
6/30/2015	91,078	—	—	(3,547,800)	(3,456,722)	2,826,615	—	—	(110,189,632)	(107,363,017)
12/31/2014	400,469	—	5,534,480	(7,386,574)	(1,451,625)	13,212,287	—	170,185,252	(241,956,332)	(58,558,793)
Class I
6/30/2015	168,636	—	—	(3,839,588)	(3,670,952)	5,321,338	—	—	(120,552,182)	(115,230,844)
12/31/2014	799,962	—	8,918,861	(8,742,866)	975,957	25,620,199	—	277,287,376	(288,762,379)	14,145,196
Class S
6/30/2015	79,654	—	—	(2,351,469)	(2,271,815)	2,468,327	—	—	(73,125,527)	(70,657,200)
12/31/2014	227,145	—	3,298,025	(4,897,593)	(1,372,423)	7,362,201	—	101,480,245	(160,678,902)	(51,836,456)
Class S2
6/30/2015	4,963	—	—	(7,599)	(2,636)	155,040	—	—	(232,914)	(77,874)
12/31/2014	6,900	—	1,246	(35,280)	(27,134)	226,688	—	38,099	(1,174,602)	(909,815)
Intermediate Bond
Class ADV
6/30/2015	692,032	—	27,668	(731,940)	(12,240)	8,969,950	—	358,856	(9,472,839)	(144,033)
12/31/2014	1,008,851	12,168,090	434,533	(1,609,142)	12,002,332	13,074,243	154,197,567	5,558,145	(20,800,864)	152,029,091
Class I
6/30/2015	8,884,224	—	145,233	(4,344,256)	4,685,201	115,826,904	—	1,901,105	(56,653,861)	61,074,148
12/31/2014	5,701,375	7,270,005	2,419,543	(8,856,545)	6,534,378	74,750,108	92,812,192	31,190,200	(115,079,220)	83,673,280
Class S
6/30/2015	2,834,597	—	479,285	(19,566,225)	(16,252,343)	36,715,406	—	6,230,709	(254,052,587)	(211,106,472)
12/31/2014	9,546,315	203,703,912	8,318,881	(42,127,562)	179,441,546	123,095,452	2,585,587,889	106,574,035	(547,039,572)	2,268,217,804
Class S2
6/30/2015	1,995,036	—	3,894	(195,083)	1,803,847	25,774,274	—	50,471	(2,541,806)	23,282,939
12/31/2014	368,717	3,875,395	12,601	(3,965,115)	291,598	4,799,225	50,331,277	161,042	(50,304,272)	4,987,272
Money Market
Class I
6/30/2015	40,791,280	—	65,980	(86,148,759)	(45,291,499)	40,791,281	—	65,980	(86,148,759)	(45,291,498)
12/31/2014	70,331,752	—	109,900	(222,173,820)	(151,732,168)	70,331,752	—	109,900	(222,173,820)	(151,732,168)
Class S
6/30/2015	432	—	12	(386)	58	432	—	12	(386)	58
12/31/2014	2,169	—	16	(33,837)	(31,652)	2,169	—	16	(33,836)	(31,651)
Small Company
Class ADV
6/30/2015	16,227	—	42,062	(30,607)	27,682	360,618	—	833,677	(685,934)	508,361
12/31/2014	31,232	—	37,382	(110,097)	(41,483)	701,029	—	780,154	(2,416,034)	(934,851)
Class I
6/30/2015	439,540	—	3,651,238	(1,469,437)	2,621,341	9,959,841	—	74,959,920	(33,643,761)	51,276,000
12/31/2014	2,074,599	—	2,971,526	(5,881,293)	(835,168)	48,553,568	—	63,887,801	(133,003,794)	(20,562,425)
Class S
6/30/2015	170,181	—	824,447	(431,688)	562,940	3,845,547	—	16,604,357	(9,678,248)	10,771,656
12/31/2014	493,548	—	620,364	(1,279,303)	(165,391)	11,001,481	—	13,126,900	(28,787,447)	(4,659,066)
Class S2(2)
6/30/2015	—	—	—	(1,782)	(1,782)	—	—	—	(39,074)	(39,074)
12/31/2014	319	—	177	0	496	7,035	—	3,725	—	10,760

(1)
Commencement of operations.

(2)
Class S2 liquidated on May 28, 2015.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.
The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.
The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2015:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$65,631	$(65,631)	$—
Citigroup Global Markets Inc.	483,459	(483,459)	—
Citigroup Global Markets Limited	541,407	(541,407)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities (USA) LLC	69,630	(69,630)	—
Goldman Sachs & Company	1,301,595	(1,301,595)	—
HSBC Securities (USA) Inc.	232,432	(232,432)	—
Merrill Lynch International	275,524	(275,524)	—
Morgan Stanley & Co. LLC	360,620	(360,620)	—
Scotia Capital (USA) INC	98,908	(98,908)	—
UBS Securities LLC.	12,456,232	(12,456,232)	—
Total	$15,885,439	$(15,885,439)	$—

(1)
Collateral with a fair value of  $16,243,485 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Global Value Advantage
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$2,762,859	$(2,762,859)	$—
Goldman Sachs & Co.	8,867,476	(8,867,476)	—
Total	$11,630,335	$(11,630,335)	$—

(1)
Collateral with a fair value of  $12,053,117 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$4,833,528	$(4,833,528)	$—
Citigroup Global Markets Inc.	1,507,880	(1,507,880)	—
Credit Suisse Securities (USA) LLC	166,314	(166,314)	—
Deutsche Bank Securities Inc.	5,242,495	(5,242,495)	—
Goldman Sachs & Co.	1,504,255	(1,504,255)	—
Scotia Capital (USA) INC	430,601	(430,601)	—
Total	$13,685,074	$(13,685,074)	$—

(1)
Collateral with a fair value of  $14,034,788 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$218,152	$(218,152)	$—
Citadel Clearing LLC	179,898	(179,898)	—
Goldman Sachs & Co.	3,462,372	(3,462,372)	—
HSBC Bank PLC	743,400	(743,400)	—

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 12 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
JP Morgan Clearing Corp	3,178,791	(3,178,791)	—
RBC Capital Markets, LLC	7,828	(7,828)	—
RBC Dominion Securities Inc	133,812	(133,812)	—
UBS Securities LLC.	3,458,144	(3,458,144)	—
Total	$11,382,397	$(11,382,397)	$—

(1)
Collateral with a fair value of $11,640,708 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 13 — CONCENTRATION OF INVESTMENT RISKS
All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.
Foreign Investments and/or Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Portfolios experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments, which may include the imposition of economic sanctions or other measures by the United States or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Foreign investment risks may be greater in developing and emerging markets than in developed markets.
Regulatory (Money Market). Changes in government regulations may adversely affect the value of a security held by the Portfolio. In addition, the SEC has adopted amendments to money market fund regulation, which when implemented may, among other things, require the Portfolio to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Portfolio to limit redemptions in certain circumstances. These changes may result in reduced yields for money market funds, including the Portfolio. Compliance with amended money market fund regulation is required in 2016. The SEC or other regulators may adopt additional money market reforms, which may impact the operations or performance of the Portfolio.
NOTE 14 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended June 30, 2015		Year Ended December 31, 2014
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Balanced	$9,561,178	$—	$8,682,792	$—
Global Value Advantage	4,011,581	—	5,131,401	—
Growth and Income	—	—	84,492,933	464,792,313
Intermediate Bond	8,541,714	—	143,494,004	—
Money Market	65,992	—	109,916	—
Small Company	11,222,451	81,175,503	14,880,846	62,917,734

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 14 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2014 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.
	Undistributed Ordinary Income	Late Year Ordinary Losses Deferred	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
						Amount	Character	Expiration
Balanced	$9,628,574	$—	$—	$—	$34,890,371	$(27,823,239)	Short-term	2017
Global Value Advantage	3,989,014	—	—	—	12,919,031	(16,195,194)	Short-term	2017
						(6,695,973)	Short-term	2018
						$(22,891,167)
Growth and Income	—	(6,631)	—	(20,869,570)	1,041,328,238	(16,483,874)	Short-term	2015
						(70,550,465)	Short-term	2016
						(237,184)	Long-term	None
						$(87,271,523)*

Intermediate Bond	8,536,949	—	—	(532,231)	57,705,286	(152,830,543)*	Short-term	2017

Money Market	57,517	—	9,705	—	(101)	—	—	—

Small Company	11,219,286	—	81,173,807	—	127,885,590	(1,570,777)	Short-term	2015
						(1,570,776)	Short-term	2016
						(520,509)	Short-term	2017
						$(3,662,062)*

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2010.
As of June 30, 2015, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.
NOTE 15 — REORGANIZATIONS
On March 14, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Bond Portfolio (“Acquired 1 Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 1 Portfolio on February 27, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies, restrictions, portfolio holdings and management. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 1 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:
Net investment income	$140,371,277
Net realized and unrealized gain on investments	$111,508,006
Net increase in net assets resulting from operations	$251,879,283
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 1 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 15 — REORGANIZATIONS (continued)

Total Net Assets of Acquired 1 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 1 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 1 Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$401,363	$2,027,068	$6,819	$1,198	0.7080
The net assets of the Acquiring Portfolio after the acquisition of Acquired 1 Portfolio were $2,428,431,449.
On March 21, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Total Return Bond Portfolio (“Acquired 2 Portfolio”), an open-end investment company in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 2 Portfolio on January 28, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives and policies. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 2 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2014, are as follows:
Net investment income	$150,250,860
Net realized and unrealized gain on investments	$133,073,443
Net increase in net assets resulting from operations	$283,324,303
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 2 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 21, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired 2 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 2 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 2 Portfolio’s Unrealized Appreciation (000s)	Portfolios’ Conversion Ratio
$2,481,566	$2,412,823	$ —	$37,067	0.8585
The net assets of the Acquiring Portfolio after the acquisition of Acquired 2 Portfolio were $4,894,389,260.
On March 6, 2015, Global Value Advantage (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities, for each of Voya Global Resources Portfolio (“Acquired 1 Portfolio”) and Voya International
Value Portfolio (“Acquired 2 Portfolio”), collectively, “Acquired Portfolios,” each an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolios, voting separately, on February 17, 2015. The transaction was intended to enhance the efficiency and reduce the complexity of Voya family of funds by, among other things, eliminating sector funds from the Voya family of funds. Furthermore, the Acquired Portfolios were expected to benefit from a reduction in gross and net expenses as shareholders of Global Value Advantage Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$11,755,533
Net realized and unrealized loss on investments	$(6,128,327)
Net increase in net assets resulting from operations	$5,627,206
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since March 6, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolios (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
Acquired 1 Portfolio	$534,681	$169,240	$154,807	$(12,803)	1.8507
Acquired 2 Portfolio	$111,826	$169,240	$173,391	$4,632	0.9631
The net assets of the Acquiring Portfolio after the acquisition were $815,746,881.
NOTE 16 — RESTRUCTURING PLAN
Prior to May 2013, Voya Financial, Inc. was a wholly-owned subsidiary of ING Groep N.V. (“ING Groep”). In October 2009, ING Groep submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 16 — RESTRUCTURING PLAN (continued)

Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc. (formerly, ING U.S., Inc.), before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep was required to divest at least 25% of Voya Financial, Inc. by the end of 2013 and more than 50% by the end of 2014, and was required to divest its remaining interest by the end of 2016 (such divestment, the “Separation Plan”).
In May 2013, Voya Financial, Inc. conducted an initial public offering of its common stock (the “IPO”). In October 2013, March 2014, and September 2014, ING Groep divested additional shares in several secondary offerings of common stock of Voya Financial, Inc. and concurrent share repurchases by Voya Financial, Inc. These transactions reduced ING Groep’s ownership interest in Voya Financial, Inc. to 32%. Voya Financial, Inc. did not receive any proceeds from these offerings.
In November 2014, through an additional secondary offering and the concurrent repurchase of shares by Voya Financial, Inc., ING Groep further reduced its interest in Voya Financial, Inc. below 25% to approximately 19% (the “November 2014 Offering”). The November 2014 Offering was deemed by the Investment Adviser to be a change of control (the “Change of Control”), which resulted in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and Sub-Adviser provide services to the Portfolios. In anticipation of this termination, and in order to ensure that the existing investment advisory and sub-advisory services could continue uninterrupted, in 2013 the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. In addition, in 2013, shareholders of each Portfolio approved new investment advisory and affiliated sub-advisory agreements prompted by the IPO, as well as any future advisory and affiliated sub-advisory agreements prompted by the Separation Plan that are approved by the Board and that have terms not materially different from the current agreements. This meant that shareholders would not have another opportunity to vote on a new agreement with the Investment Adviser or the current affiliated sub-adviser even upon a change of control prompted by the Separation Plan, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.
On November 18, 2014, in response to the Change of Control, the Board, at an in-person meeting, approved new investment advisory and sub-advisory agreements. At that meeting, the Investment Adviser represented that the new investment advisory and affiliated sub-advisory agreements approved by the Board were not materially different from the agreements approved by shareholders in 2013 and no single person or group of persons acting together was expected to gain “control” (as defined in the 1940 Act) of Voya Financial, Inc. As a result, shareholders of the Portfolios will not be asked to vote again on the new agreements with the Investment Adviser and affiliated sub-adviser.
In March 2015, ING Groep divested the remainder of its interest in Voya Financial, Inc. through a secondary offering of Voya Financial, Inc.’s common stock and a concurrent share repurchase by Voya Financial, Inc. Voya Financial, Inc. did not receive any proceeds from these transactions.
NOTE 17 — SUBSEQUENT EVENTS
Reorganization: On November 20, 2014, the Board approved a proposal to reorganize Voya Aggregate Bond Portfolio, which is not included in this report (the “Disappearing Portfolio”) with and into Intermediate Bond (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on August 6, 2015. The Reorganization took place on close of business August 14, 2015.
Reorganization: On March 12, 2015, the Board approved a proposal to reorganize VY® DFA World Equity Portfolio, which is not included in this report (the “Disappearing Portfolio”) with and into Global Value Advantage (the “Reorganization”). The proposed Reorganization was approved by shareholders of the Disappearing Portfolio at a shareholder meeting held on July 28, 2015. The Reorganization took place on close of business August 14, 2015 and a new side letter agreement for Global Value Advantage was implemented. The new side letter agreement supersedes the side letter agreement described in Note 7 and establishes the following expense limits through May 1, 2017: 1.11%, 0.61%, 0.86%, 1.01% and 1.21% for Class ADV, Class I, Class S, Class S2 and Class T shares, respectively.
Merger: On August 14, 2015, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, Voya Aggregate Bond Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2015 (Unaudited) (continued)

NOTE 17 — SUBSEQUENT EVENTS (continued)

reorganization approved by the shareholders of the Acquired Portfolio on August 6, 2015. The reorganization could provide Voya Aggregate Bond Portfolio shareholders with the potential for improved performance and an immediate benefit through lower gross and net expenses. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$75,388,591
Net realized and unrealized loss on investments	$(63,200,313)
Net increase in net assets resulting from operations	$12,188,278
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
Voya Aggregate Bond Portfolio	$567,665	$4,449,177	$—	$(1,127)	0.8214
The net assets of the Acquiring Portfolio after the acquisition were $5,016,842,393.
Merger: On August 14, 2015, Global Value Advantage (“Acquiring Portfolio”) acquired all of the net assets of, and assumed all the liabilities for, VY® DFA World Equity Portfolio (“Acquired Portfolio”), an open-end investment company in a tax-free reorganization, in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on July 28, 2015. The transaction is intended to enhance the efficiency and reduce the complexity of the Voya family of funds. Furthermore, shareholders of VY® DFA World Equity Portfolio are expected to benefit from a reduction in gross and net expenses as shareholders of Global Value Advantage. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on January 1, 2015, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2015, are as follows:
Net investment income	$10,511,658
Net realized and unrealized loss on investments	$11,510,828
Net increase in net assets resulting from operations	$22,022,486
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since August 14, 2015. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Acquired Portfolio	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards (000s)	Acquired Unrealized Appreciation/ (Depreciation) (000s)	Portfolio Conversion Ratio
VY® DFA World Equity Portfolio	$171,489	$734,035	$—	$(2,082)	1.0286
The net assets of the Acquiring Portfolio after the acquisition were $905,524,087.
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

Common Stock	56.4%
Exchange-Traded Funds	8.6%
Corporate Bonds/Notes	8.6%
U.S. Government Agency Obligations	6.1%
U.S. Treasury Obligations	4.3%
Mutual Funds	3.6%
Collateralized Mortgage Obligations	2.9%
Foreign Government Bonds	1.9%
Asset-Backed Securities	1.8%
Purchased Options	0.2%
Preferred Stock	0.1%
Assets in Excess of Other Liabilities*	5.5%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 56.4%
	Consumer Discretionary: 8.2%
5,329 @	Amazon.com, Inc.	$2,313,266	0.5
91,334	Coach, Inc.	3,161,070	0.6
36,539	Comcast Corp. - Class A	2,197,455	0.4
30,239 @	Dish Network Corp. - Class A	2,047,483	0.4
103,454 @	Hilton Worldwide Holdings, Inc.	2,850,158	0.6
25,993	Home Depot, Inc.	2,888,602	0.6
47,663	Kohl’s Corp.	2,984,180	0.6
17,915	Nike, Inc.	1,935,178	0.4
11,702 @	Ulta Salon Cosmetics & Fragrance, Inc.	1,807,374	0.4
16,158	Walt Disney Co.	1,844,274	0.4
506,593	Other Securities	16,039,550	3.3
		40,068,590	8.2
	Consumer Staples: 4.7%
17,051	CVS Health	1,788,309	0.4
25,468	PepsiCo, Inc.	2,377,183	0.5
379,323	Other Securities	18,946,761	3.8
		23,112,253	4.7
	Energy: 4.1%
43,486	Halliburton Co.	1,872,942	0.4
30,891	Royal Dutch Shell PLC - Class A	873,412	0.2
17,913 @	Royal Dutch Shell PLC - Class A ADR	1,021,220	0.2
10,022	Royal Dutch Shell PLC - Class B	285,330	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
21,060	Schlumberger Ltd.	$1,815,161	0.4
327,077	Other Securities(a)	14,177,305	2.9
		20,045,370	4.1
	Financials: 10.6%
16,382	Ameriprise Financial, Inc.	2,046,603	0.4
19,568 @	Aon PLC	1,950,538	0.4
38,213	Citigroup, Inc.	2,110,886	0.4
35,364	Discover Financial Services	2,037,674	0.4
8,242	Intercontinental Exchange, Inc.	1,842,994	0.4
51,442	Invesco Ltd.	1,928,561	0.4
41,285	JPMorgan Chase & Co.	2,797,472	0.6
29,735	Lincoln National Corp.	1,760,907	0.3
58,469	Wells Fargo & Co.	3,288,296	0.7
2,644,100	Other Securities(a)	32,387,069	6.6
		52,151,000	10.6
	Health Care: 7.7%
7,461 @	Allergan plc	2,264,115	0.5
44,707	Bristol-Myers Squibb Co.	2,974,804	0.6
28,939	Gilead Sciences, Inc.	3,388,178	0.7
63,035	Merck & Co., Inc.	3,588,582	0.7
323,130	Other Securities	25,780,553	5.2
		37,996,232	7.7
	Industrials: 6.7%
101,701	General Electric Co.	2,702,196	0.6
26,867	Union Pacific Corp.	2,562,306	0.5
644,994	Other Securities	27,624,613	5.6
		32,889,115	6.7
	Information Technology: 8.8%
55,959	Apple, Inc.	7,018,658	1.4
71,328	Cisco Systems, Inc.	1,958,667	0.4
31,690 @	Electronic Arts, Inc.	2,107,385	0.5
21,302 @	Facebook, Inc.	1,826,966	0.4
64,694	Intel Corp.	1,967,668	0.4
20,847	Intuit, Inc.	2,100,752	0.4
19,326	Mastercard, Inc.	1,806,594	0.4
90,436	Microsoft Corp.	3,992,749	0.8
30,881	Visa, Inc.	2,073,659	0.4
452,141	Other Securities(a)	18,264,436	3.7
		43,117,534	8.8
	Materials: 2.9%
602,119	Other Securities	14,469,645	2.9
	Telecommunication Services: 1.0%
47,463	AT&T, Inc.	1,685,886	0.3
456,463	Other Securities	3,220,542	0.7
		4,906,428	1.0

See Accompanying Notes to Financial Statements
40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 1.7%
301,872	Other Securities(a)	$8,381,390	1.7
	Total Common Stock (Cost $253,913,619)	277,137,557	56.4
EXCHANGE-TRADED FUNDS: 8.6%
39,600	iShares Barclays 20+ Year Treasury Bond Fund	4,651,416	0.9
2,190	iShares MSCI EAFE Index Fund	139,043	0.0
374,000	iShares MSCI Emerging Markets Index Fund	14,817,880	3.0
2,611	iShares Russell 1000 Value Index Fund	269,325	0.1
4,008	iShares Russell Midcap Value Index Fund	295,630	0.1
429,565	PowerShares Senior Loan Portfolio	10,219,351	2.1
311,914 L	SPDR Barclays Capital High Yield Bond ETF	11,986,855	2.4
	Total Exchange-Traded Funds (Cost $45,139,533)	42,379,500	8.6
MUTUAL FUNDS: 3.6%
	Affiliated Investment Companies: 2.6%
1,549,304	Voya High Yield Bond Fund - Class P	12,487,390	2.6
	Unaffiliated Investment Companies: 1.0%
865,546 @	Credit Suisse Commodity Return Strategy Fund - Class I	5,089,412	1.0
	Total Mutual Funds (Cost $17,732,809)	17,576,802	3.6
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
1,765	Other Securities	409,620	0.1
	Total Preferred Stock (Cost $438,388)	409,620	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.6%
	Basic Materials: 0.7%
340,000 #	Anglo American Capital PLC, 2.625%, 09/27/17	341,992	0.1
45,000 #	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	31,725	0.0
67,000 #	Georgia-Pacific LLC, 2.539%, 11/15/19	66,951	0.0
70,000 #	Georgia-Pacific LLC, 3.600%, 03/01/25	69,348	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
135,000 #	Glencore Funding LLC, 2.500%, 01/15/19	$133,509	0.1
84,000 #	Glencore Funding LLC, 2.875%, 04/16/20	82,354	0.0
75,000 #	NOVA Chemicals Corp., 5.250%, 08/01/23	76,406	0.0
127,000 #	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	133,408	0.0
2,445,000	Other Securities	2,448,010	0.5
		3,383,703	0.7
	Communications: 1.5%
200,000 #	Alibaba Group Holding Ltd., 3.600%, 11/28/24	192,938	0.0
347,000	AT&T, Inc., 3.000%-5.350%, 06/30/22-06/15/44	335,614	0.1
33,000 #	CommScope, Inc., 5.000%, 06/15/21	32,422	0.0
40,000 #	CommScope, Inc., 5.500%, 06/15/24	39,050	0.0
103,000 #	Cox Communications, Inc., 3.850%, 02/01/25	99,036	0.0
142,000 #	COX Communications, Inc., 2.950%, 06/30/23	130,927	0.1
200,000 #	Millicom International Cellular SA, 4.750%, 05/22/20	193,306	0.0
20,000 #	Nielsen Finance LLC / Nielsen Finance Co., 5.000%, 04/15/22	19,725	0.0
200,000 #	Numericable Group SA, 6.000%, 05/15/22	197,625	0.0
170,000 #	Sinclair Television Group, Inc., 5.625%, 08/01/24	166,812	0.0
209,000 #	Sirius XM Radio, Inc., 5.875%, 10/01/20	214,748	0.1
200,000 #	SoftBank Group Corp., 4.500%, 04/15/20	201,250	0.1
400,000 #	Telefonica Chile SA, 3.875%, 10/12/22	392,885	0.1
110,000 #	West Corp., 5.375%, 07/15/22	103,263	0.0
4,801,000	Other Securities(a)	4,853,173	1.0
		7,172,774	1.5
	Consumer, Cyclical: 0.3%
1,196,000	Other Securities	1,252,610	0.3
	Consumer, Non-cyclical: 1.3%
95,000 #	Alliance Data Systems Corp., 5.375%, 08/01/22	93,812	0.0

See Accompanying Notes to Financial Statements
41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
60,000 #	BAT International Finance PLC, 3.500%, 06/15/22	$60,793	0.0
41,000 #	Baxalta, Inc., 3.600%, 06/23/22	41,023	0.0
104,000 #	Baxalta, Inc., 4.000%, 06/23/25	103,530	0.1
80,000	Gilead Sciences, Inc., 3.500%, 02/01/25	80,092	0.0
80,000 #	HJ Heinz Co., 2.800%, 07/02/20	80,082	0.0
240,000 #	HJ Heinz Co., 3.950%, 07/15/25	241,838	0.1
95,000 #	JBS USA LLC / JBS USA Finance, Inc., 5.875%, 07/15/24	95,831	0.0
80,000 #	JM Smucker Co, 3.000%, 03/15/22	78,612	0.0
60,000 #	JM Smucker Co, 3.500%, 03/15/25	58,715	0.0
100,000 #	Marfrig Overseas Ltd., 9.500%, 05/04/20	102,670	0.0
160,000 #	Medtronic, Inc., 3.150%, 03/15/22	160,711	0.0
169,000 #	Medtronic, Inc., 3.500%, 03/15/25	168,644	0.1
72,000 #	Medtronic, Inc., 4.375%, 03/15/35	71,369	0.0
53,000 #	Medtronic, Inc., 4.625%, 03/15/45	53,581	0.0
100,000 #	Valeant Pharmaceuticals International, 7.000%, 10/01/20	104,250	0.0
100,000 #	Valeant Pharmaceuticals International, 7.250%, 07/15/22	106,625	0.1
67,000 #	WM Wrigley Jr Co., 2.400%, 10/21/18	67,965	0.0
4,414,000	Other Securities	4,422,955	0.9
		6,193,098	1.3
	Diversified: 0.0%
90,000	Other Securities	88,946	0.0
	Energy: 1.1%
60,000 #	Columbia Pipeline Group, Inc., 3.300%, 06/01/20	60,248	0.0
60,000 #	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	59,217	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
79,000 #	Enable Midstream Partners L.P., 3.900%, 05/15/24	$73,399	0.0
25,000 #	Hilcorp Energy I L.P./ Hilcorp Finance Co., 5.000%, 12/01/24	23,567	0.0
80,000 #	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	86,688	0.0
400,000 #	Reliance Industries Ltd., 5.875%, 12/31/49	402,500	0.1
150,000 #	YPF SA, 8.500%, 07/28/25	148,875	0.0
200,000 #	YPF SA, 8.875%, 12/19/18	213,000	0.1
4,605,000	Other Securities(a)	4,598,090	0.9
		5,665,584	1.1
	Financial: 2.5%
736,000	Bank of America Corp., 3.300%-5.000%, 01/11/23-04/21/45	739,472	0.2
200,000 #	Bank of Tokyo-Mitsubishi UFJ Ltd/The, 2.300%, 03/05/20	199,195	0.1
197,000 #	Barclays Bank PLC, 6.050%, 12/04/17	214,548	0.1
200,000 #	BPCE SA, 5.150%, 07/21/24	202,950	0.0
200,000 #	BPCE SA, 5.700%, 10/22/23	211,423	0.1
89,000 #	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	113,141	0.0
200,000 #	Credit Agricole SA, 4.375%, 03/17/25	191,984	0.0
200,000 #	Credit Suisse AG, 6.500%, 08/08/23	219,222	0.0
132,000 #	Credit Suisse Group Funding Guernsey Ltd., 2.750%, 03/26/20	130,461	0.0
79,000 #	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	76,088	0.0
250,000	Credit Suisse/New York NY, 1.750%, 01/29/18	249,005	0.1

See Accompanying Notes to Financial Statements
42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
117,000	Discover Financial Services, 5.200%, 04/27/22	$124,470	0.0
113,000 #	Five Corners Funding Trust, 4.419%, 11/15/23	116,774	0.0
100,000 #	HBOS PLC, 6.750%, 05/21/18	111,070	0.0
181,000 #	International Lease Finance Corp., 7.125%, 09/01/18	202,268	0.1
591,000	JPMorgan Chase & Co., 1.625%-6.125%, 05/15/18-12/29/49	587,289	0.1
400,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	392,585	0.1
624,000	Morgan Stanley, 2.800%-4.300%, 06/16/20-01/27/45	622,102	0.1
70,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	66,765	0.0
73,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	71,680	0.0
200,000 #	Swedbank AB, 2.200%, 03/04/20	198,711	0.0
60,000	Wells Fargo & Co., 3.900%, 05/01/45	53,921	0.0
7,293,000	Other Securities	7,448,579	1.5
		12,543,703	2.5
	Industrial: 0.3%
80,000 #	AP Moeller - Maersk A/S, 2.550%, 09/22/19	80,568	0.0
100,000 #	Sanmina Corp., 4.375%, 06/01/19	100,000	0.0
150,000 #	Siemens Financieringsmaatschappij NV, 2.900%, 05/27/22	148,098	0.1
60,000 #	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	58,974	0.0
953,000	Other Securities	953,779	0.2
		1,341,419	0.3
	Technology: 0.4%
55,000 #	Activision Blizzard, Inc., 5.625%, 09/15/21	57,750	0.0
180,000	Apple, Inc., 3.200%, 05/13/25	179,010	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
85,000 #	Audatex North America, Inc., 6.000%, 06/15/21	$87,656	0.0
200,000 #	NXP BV / NXP Funding LLC, 5.750%, 02/15/21	208,750	0.1
60,000 #	Seagate HDD Cayman, 4.875%, 06/01/27	58,356	0.0
1,448,000	Other Securities	1,415,771	0.3
		2,007,293	0.4
	Utilities: 0.5%
200,000 #	Abu Dhabi National Energy Co., 5.875%, 12/13/21	231,760	0.0
225,000 #	Calpine Corp., 6.000%, 01/15/22	239,063	0.1
58,000 #	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	66,474	0.0
86,000 #	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	99,665	0.0
200,000 #	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	212,000	0.0
47,000 #	Jersey Central Power & Light Co., 4.700%, 04/01/24	49,313	0.0
1,669,000	Other Securities	1,771,044	0.4
		2,669,319	0.5
	Total Corporate Bonds/Notes (Cost $41,998,577)	42,318,449	8.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%
190,000 #	BAMLL Commercial Mortgage Securities Trust 2015-ASHF, 2.186%, 01/15/28	190,004	0.0
93,127	Banc of America Alternative Loan Trust 2004-1 4A1, 4.750%, 02/25/19	93,827	0.0
250,000	Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	259,592	0.1
120,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	122,056	0.0

See Accompanying Notes to Financial Statements
43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
180,000	Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	$187,690	0.1
190,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	194,133	0.1
50,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.582%, 07/10/42	49,545	0.0
74,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	81,850	0.0
42,717	Banc of America Mortgage 2005-J Trust 2A4, 2.712%, 11/25/35	39,582	0.0
13,884 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	13,875	0.0
170,000 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.234%, 11/10/38	172,159	0.0
196,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.078%, 06/11/41	209,378	0.0
70,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	76,690	0.0
130,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.882%, 11/11/41	142,769	0.1
140,000 #	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.921%, 02/13/42	136,741	0.0
110,000 #	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.766%, 04/12/38	115,007	0.0
219,154 #	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	240,960	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
50,000 #	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	$49,999	0.0
110,000 #	COMM 2004-LNB2 H Mortgage Trust, 6.067%, 03/10/39	121,495	0.0
1,830,482 #,^	COMM 2012 - LTRT XA, 1.208%, 10/05/30	104,653	0.0
1,748,589 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	167,757	0.1
628,219 ^	COMM 2013-LC6 XA Mortgage Trust, 1.900%, 01/10/46	49,103	0.0
749,508 ^	Commercial Mortgage Pass Through Certificates, 1.572%, 04/10/47	58,276	0.0
80,000 #	Commercial Mortgage Trust 2004-GG1 F, 6.236%, 06/10/36	81,374	0.0
1,457,413 ^	Commercial Mortgage Trust, 1.575%, 10/10/46	115,582	0.1
956,462 ^	Commercial Mortgage Trust, 2.050%, 08/15/45	88,105	0.0
2,380,000 #,^	Commercial Mortgage Trust, 0.748%, 10/15/45	96,456	0.0
70,000 #	Credit Suisse Commercial Mortgage Trust Series-K1A, 5.415%, 02/25/21	70,018	0.0
11,941 #	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	11,953	0.0
177,180 #	Credit Suisse First Boston Mortgage Securities Corp., 5.861%, 04/12/49	176,976	0.1
50,000 #	Credit Suisse First Boston Mortgage Securities Corp., 6.467%, 05/15/36	56,467	0.0
51,953 #	Credit Suisse Mortgage Capital Certificates 2009-3R 30A1, 2.289%, 07/27/37	52,150	0.0
890,788 #,^	DBUBS 2011-LC1 XA Mortgage Trust, 1.531%, 11/10/46	16,198	0.0

See Accompanying Notes to Financial Statements
44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
100,000 #	DBUBS 2011-LC2 Mortgage Trust, 5.640%, 07/10/44	$104,794	0.0
185,000	Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.737%, 02/25/25	187,080	0.1
80,000	Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.087%, 07/25/24	74,125	0.0
70,000	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.187%, 05/25/25	68,497	0.0
40,000	Fannie Mae Connecticut Avenue Securities 2015- C02 2M2, 4.187%, 05/25/25	39,066	0.0
66,000	Fannie Mae Connecticut Avenue Securities 2015- CO1 M2, 4.487%, 02/25/25	66,086	0.0
1,926,717 ^	Fannie Mae Series 2011-M3 X, 0.154%, 07/25/21	29,065	0.0
500,000	Fannie Mae Connecticut Avenue Securities, 5.087%-5.187%, 11/25/24	516,518	0.1
133,142 ^	First Horizon Alternative Mortgage Securities, 6.513%, 12/25/36	33,586	0.0
100,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	103,892	0.0
80,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	79,501	0.0
110,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	108,600	0.0
710,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 3.787%-4.737%, 04/25/24-01/25/25	714,887	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
7,348,555 #,^	FREMF Mortgage Trust, 0.100%, 12/25/44	$37,691	0.0
7,050 #	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	7,069	0.0
952,202 ^	GS Mortgage Securities Corp. II, 2.724%, 05/10/45	97,024	0.0
100,000 #	GS Mortgage Securities Trust 2010-C2, 5.396%, 12/10/43	104,699	0.0
1,000,000 #,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	23,494	0.0
40,000 #	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.740%, 05/15/41	41,730	0.0
3,131,353 ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.762%, 01/15/46	65,109	0.0
30,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	29,942	0.0
40,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.847%, 06/12/41	39,075	0.0
180,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP4, 5.040%, 10/15/42	180,405	0.1
90,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	90,356	0.0
1,480,816 ^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.926%, 06/15/45	105,969	0.1

See Accompanying Notes to Financial Statements
45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,584,003 ^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.142%, 08/15/46	$63,075	0.0
1,287,221 ^	JPMBB Commercial Mortgage Securities Trust, 1.432%, 04/15/47	67,940	0.0
90,000	JP Morgan Chase Commercial Mortgage Securities Corp., 5.520%, 05/15/45	92,110	0.0
1,373,640 #,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	16,579	0.0
190,000 #	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.454%, 02/15/40	189,834	0.1
30,000 #	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	29,921	0.0
60,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR14, 6.096%, 09/15/39	61,240	0.0
60,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR15, 6.096%, 09/15/39	60,908	0.0
60,000 #	LB-UBS Commercial Mortgage Trust 2006-C6 JR16, 6.096%, 09/15/39	59,898	0.0
7,679,806 #,^	LB-UBS Commercial Mortgage Trust, 0.854%, 11/15/38	59,985	0.0
90,000 #	LB-UBS Commercial Mortgage Trust, 5.328%, 10/15/36	94,853	0.0
180,000 #	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	185,629	0.1
89,317 #	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	89,633	0.0
100,000 #	Merrill Lynch Mortgage Trust 2005-MKB2, 6.310%, 09/12/42	105,108	0.0
2,007,082 ^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.823%, 02/15/46	159,846	0.0
80,000 #	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	79,843	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
47,426	Morgan Stanley Capital I Trust 2007-HQ13 A2, 5.649%, 12/15/44	$47,705	0.0
100,000 #	Morgan Stanley Capital I Trust 2011-C1 D, 5.418%, 09/15/47	107,975	0.0
100,000 #	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	106,345	0.0
130,000 #	Morgan Stanley Capital I Trust 2011-C1, 5.418%, 09/15/47	143,055	0.0
344,389 #	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	344,192	0.1
200,000 #	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	178,620	0.1
190,373 #	Springleaf Mortgage Loan Trust 2013-3A A, 1.870%, 09/25/57	190,394	0.0
150,000 #	TIAA CMBS I Trust 2001-C1A L, 5.770%, 06/19/33	155,682	0.0
951,907 #,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.276%, 08/10/49	97,213	0.0
60,000 #	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.703%, 03/15/42	59,867	0.0
957,276 #,^	Wells Fargo Commercial Mortgage Trust 2012-LC5 XA, 2.241%, 10/15/45	92,938	0.0
1,390,715 #,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.346%, 08/15/45	131,178	0.1
5,518,757	Other Securities	4,822,099	1.0
	Total Collateralized Mortgage Obligations (Cost $14,238,463)	14,484,345	2.9
U.S. TREASURY OBLIGATIONS: 4.3%
	U.S. Treasury Bonds: 1.6%
6,601,000	2.125%, due 05/15/25	6,471,040	1.3
1,791,000	2.500%, due 02/15/45	1,569,084	0.3
		8,040,124	1.6
	U.S. Treasury Notes: 2.7%
2,792,000	0.625%, due 06/30/17	2,790,691	0.6

See Accompanying Notes to Financial Statements
46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
4,005,000	1.125%, due 06/15/18	$4,018,140	0.8
3,222,000	1.500%, due 07/31/16	3,261,015	0.7
3,173,500 L	1.375%-2.125%, due 09/30/18-06/30/22	3,175,180	0.6
		13,245,026	2.7
	Total U.S. Treasury Obligations (Cost $21,321,160)	21,285,150	4.3
ASSET-BACKED SECURITIES: 1.8%
	Automobile Asset-Backed Securities: 0.3%
40,000 #	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	40,651	0.0
190,000 #	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	193,188	0.1
40,000 #	MMCA Automobile Trust, 2.260%, 10/15/20	40,332	0.0
120,000 #	Oscar US Funding Trust 2014-1, 2.550%, 12/15/21	122,297	0.0
160,000 #	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	166,486	0.1
110,000 #	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	116,534	0.0
30,000 #	SunTrust Auto Receivables Trust 2015-1, 2.200%, 02/15/21	29,991	0.0
700,000	Other Securities	704,980	0.1
		1,414,459	0.3
	Other Asset-Backed Securities: 1.5%
500,000 #	Ares XII CLO Ltd. 2007- 12A C, 2.282%, 11/25/20	494,851	0.1
250,000 #	Atrium V, 3.976%, 07/20/20	246,511	0.1
250,000 #	Black Diamond CLO 2005-1A C, 1.051%, 06/20/17	248,011	0.1
250,000 #	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.527%, 08/13/19	242,430	0.0
250,000 #	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/21	242,007	0.0
500,000 #	Carlyle High Yield Partners IX Ltd., 0.688%, 08/01/21	480,018	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
200,000 #	Castle Garden Funding 2005-1A C1, 2.034%, 10/27/20	$198,136	0.1
100,000 #	Castle Garden Funding, 6.560%, 10/27/20	106,652	0.0
200,000 #	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	197,265	0.0
200,000 #	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	194,917	0.1
96,297 #	CIFC Funding 2006-II Ltd., 4.284%, 03/01/21	94,966	0.0
250,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/21	243,804	0.0
500,000 #	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	494,168	0.1
250,000 #	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	250,144	0.1
250,000 #	Katonah IX CLO Ltd., 0.997%, 01/25/19	243,516	0.0
330,000 #	Kingsland III Ltd., 0.932%, 08/24/21	316,187	0.1
250,000 #	Madison Park Funding Ltd., 1.277%, 07/26/21	239,852	0.0
250,000 #	Momentum Capital Fund Ltd., 1.675%, 09/18/21	246,532	0.1
250,000 #	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	248,669	0.1
500,000 #	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	499,702	0.1
250,000 #	Northwoods Capital VIII Ltd., 2.279%, 07/28/22	246,683	0.1
300,000 #	Progress Residential 2015-SFR2 Trust, 4.427%, 06/12/32	300,407	0.1
100,000 #	Springleaf Funding Trust 2015-A, 3.160%, 11/15/24	101,267	0.0
250,000 #	St James River CLO Ltd. 2007-1A D, 2.586%, 06/11/21	246,250	0.0
100,000 #	Telos CLO 2006-1A E Ltd., 4.526%, 10/11/21	100,296	0.0
50,000 #	Trade MAPS 1 Ltd., 2.439%, 12/10/18	49,675	0.0
703,613	Other Securities	618,124	0.1

See Accompanying Notes to Financial Statements
47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
		$7,191,040	1.5
	Total Asset-Backed Securities (Cost $8,571,623)	8,605,499	1.8
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.1%
	Federal Home Loan Mortgage Corporation: 2.0%##
13,812,132 ^,W	0.100%-21.817%, due 12/15/17-08/01/45	9,574,052	2.0
	Federal National Mortgage Association: 3.4%##
2,514,000 W	0.300%, due 08/01/44	2,498,140	0.5
2,236,028 ^	3.000%, due 02/25/33	369,221	0.1
2,499,000 W	3.500%, due 08/01/44	2,568,894	0.5
1,026,794 ^	4.500%, due 07/25/30	161,637	0.0
3,211,428 ^	5.963%, due 07/25/33	688,838	0.1
4,249,739 ^	6.383%, due 06/25/36	801,198	0.2
8,634,514 W	0.400%-7.500%, due 06/01/16-08/01/45	9,094,964	1.9
485,000 W	3.000%, due 07/01/29	502,502	0.1
		16,685,394	3.4
	Government National Mortgage Association: 0.7%
20,673,363 ^	0.630%-7.000%, due 12/20/29-10/20/60	3,664,087	0.7
	Total U.S. Government Agency Obligations (Cost $29,237,824)	29,923,533	6.1
FOREIGN GOVERNMENT BONDS: 1.9%
EUR1,175,000 #	Austria Government Bond, 1.650%, 10/21/24	1,384,672	0.3
200,000 #	Dominican Republic International Bond, 5.500%, 01/27/25	201,500	0.1
200,000 #	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	190,700	0.0
10,000 #	Romanian Government International Bond, 4.375%, 08/22/23	10,299	0.0
EUR410,000 #	Spain Government Bond, 2.750%, 10/31/24	475,487	0.1
EUR12,260,246	Other Securities(a)	6,992,581	1.4
	Total Foreign Government Bonds (Cost $9,746,605)	9,255,239	1.9

# of Contracts		Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.2%
	Options on Currencies: 0.0%
2,780,000 @	Put CNH vs Call USD, Strike @ 6.463, Exp. 08/03/15 Counterparty: JPMorgan Chase & Co.	$241	0.0
10,369,372 @	Put EUR vs. Call USD, Strike @ 1.055, Exp. 08/12/15 Counterparty: Bank of America	41,621	0.0
		41,862	0.0
	OTC Interest Rate Swaptions: 0.2%
15,325,000 @	Pay a fixed rate equal to 1.667% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	17,472	0.0
4,900,000 @	Pay a fixed rate equal to 3.140% and receive a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	342,795	0.1
15,325,000 @	Receive a fixed rate equal to 1.667% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 09/11/15 Counterparty: JPMorgan Chase & Co.	146,878	0.0
4,900,000 @	Receive a fixed rate equal to 3.140% and pay a floating rate based on the 3-month USD-LIBOR-BBA, Exp. 05/19/25 Counterparty: Morgan Stanley	276,378	0.1
		783,523	0.2
	Total Purchased Options (Cost $1,011,152)	825,385	0.2
	Total Long-Term Investments (Cost $443,349,753)	464,201,079	94.5

See Accompanying Notes to Financial Statements
48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc: 3.3%
3,857,839	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,857,855, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,934,996, due 07/15/15-05/20/65)	$3,857,839	0.8
2,841,131	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,841,145, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,897,940, due 11/15/15-03/01/48)	2,841,131	0.6
3,857,800	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,857,818, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,934,956, due 01/15/17- 08/15/42)	3,857,800	0.8
3,857,839	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,857,854, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,934,997, due 07/31/15-05/20/65)	3,857,839	0.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,828,876	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,828,886, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,866,154, due 01/15/17- 01/15/29)	$1,828,876	0.3
		16,243,485	3.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.1%
10,509,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $10,509,000)	10,509,000	2.1
	Total Short-Term Investments (Cost $26,752,485)	26,752,485	5.4
	Total Investments in Securities (Cost $470,102,238)	$490,953,564	99.9
	Assets in Excess of Other Liabilities	580,988	0.1
	Net Assets	$491,534,552	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

See Accompanying Notes to Financial Statements
49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

CAD
Canadian Dollar

EUR
EU Euro

GBP
British Pound

MXN
Mexican Peso

Cost for federal income tax purposes is $471,256,357.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$33,269,142
Gross Unrealized Depreciation	(13,571,935)
Net Unrealized Appreciation	$19,697,207

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$34,041,667	$6,026,923	$—	$40,068,590
Consumer Staples	18,173,430	4,938,823	—	23,112,253
Energy	17,340,754	2,704,616	—	20,045,370
Financials	38,042,509	14,108,491	—	52,151,000
Health Care	31,337,859	6,658,373	—	37,996,232
Industrials	26,271,242	6,617,873	—	32,889,115
Information Technology	40,262,050	2,855,484	—	43,117,534
Materials	10,710,118	3,759,527	—	14,469,645
Telecommunication Services	2,529,971	2,376,457	—	4,906,428
Utilities	6,671,823	1,709,567	—	8,381,390
Total Common Stock	225,381,423	51,756,134	—	277,137,557
Exchange-Traded Funds	42,379,500	—	—	42,379,500
Mutual Funds	17,576,802	—	—	17,576,802
Preferred Stock	—	409,620	—	409,620
Purchased Options	—	825,385	—	825,385
Corporate Bonds/Notes	—	42,318,449	—	42,318,449
Collateralized Mortgage Obligations	—	14,484,345	—	14,484,345
Short-Term Investments	10,509,000	16,243,485	—	26,752,485
Asset-Backed Securities	—	8,605,499	—	8,605,499
U.S. Treasury Obligations	—	21,285,150	—	21,285,150
Foreign Government Bonds	—	9,255,239	—	9,255,239
U.S. Government Agency Obligations	—	29,923,533	—	29,923,533
Total Investments, at fair value	$295,846,725	$195,106,839	$—	$490,953,564
Other Financial Instruments+
Centrally Cleared Swaps	—	1,025,981	—	1,025,981
Forward Foreign Currency Contracts	—	303,182	—	303,182
Futures	59,257	—	—	59,257
Total Assets	$295,905,982	$196,436,002	$—	$492,341,984

See Accompanying Notes to Financial Statements
50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(1,221,882)	$—	$(1,221,882)
Forward Foreign Currency Contracts	—	(819,706)	—	(819,706)
Futures	(404,681)	—	—	(404,681)
Written Options	—	(799,492)	—	(799,492)
Total Liabilities	$(404,681)	$(2,841,080)	$—	$(3,245,761)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the year ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Market Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/2015	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class P	$1,113,245	$11,450,055	$—	$(75,910)	$12,487,390	$231,059	$—	$—
	$1,113,245	$11,450,055	$—	$(75,910)	$12,487,390	$231,059	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	Norwegian Krone	3,117,463	Buy	08/14/15	$396,000	$397,202	$1,202
Barclays Bank PLC	EU Euro	317,105	Buy	08/14/15	359,750	353,738	(6,012)
Barclays Bank PLC	Swedish Krona	1,046,780	Buy	08/14/15	129,000	126,388	(2,612)
Barclays Bank PLC	Japanese Yen	12,921,712	Buy	08/14/15	104,000	105,637	1,637
Barclays Bank PLC	Swedish Krona	953,007	Buy	08/14/15	112,000	115,066	3,066
Barclays Bank PLC	Turkish Lira	211,898	Buy	09/11/15	76,419	77,447	1,028
Barclays Bank PLC	Singapore Dollar	110,734	Buy	08/14/15	83,503	82,161	(1,342)
Barclays Bank PLC	Swedish Krona	1,929,848	Buy	08/14/15	236,000	233,009	(2,991)
Citigroup, Inc.	EU Euro	479,629	Buy	08/14/15	538,000	535,037	(2,963)
Citigroup, Inc.	EU Euro	247,969	Buy	08/14/15	278,000	276,615	(1,385)
Citigroup, Inc.	EU Euro	1,375,860	Buy	08/14/15	1,568,000	1,534,803	(33,197)
Citigroup, Inc.	Canadian Dollar	195,213	Buy	08/14/15	159,000	156,202	(2,798)
Citigroup, Inc.	EU Euro	288,835	Buy	08/14/15	326,000	322,202	(3,798)
Citigroup, Inc.	Japanese Yen	15,174,482	Buy	08/14/15	123,000	124,054	1,054
Citigroup, Inc.	British Pound	146,615	Buy	08/14/15	228,000	230,298	2,298
Citigroup, Inc.	Canadian Dollar	335,836	Buy	08/14/15	272,000	268,722	(3,278)
Citigroup, Inc.	British Pound	129,468	Buy	08/14/15	199,000	203,365	4,365
See Accompanying Notes to Financial Statements
51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	British Pound	206,926	Buy	08/14/15	316,000	325,033	9,033
Citigroup, Inc.	Australian Dollar	167,847	Buy	08/14/15	130,000	129,182	(818)
Citigroup, Inc.	EU Euro	171,005	Buy	08/14/15	187,000	190,760	3,760
Citigroup, Inc.	Japanese Yen	16,208,791	Buy	08/14/15	130,000	132,510	2,510
Citigroup, Inc.	Australian Dollar	144,453	Buy	08/14/15	110,000	111,176	1,176
Citigroup, Inc.	Israeli New Shekel	191,464	Buy	09/11/15	50,178	50,749	571
Citigroup, Inc.	Mexican Peso	12,109,326	Buy	09/11/15	791,902	766,503	(25,399)
Citigroup, Inc.	Australian Dollar	1,047,581	Buy	08/14/15	834,228	806,260	(27,968)
Deutsche Bank AG	EU Euro	15,436	Buy	08/14/15	17,300	17,219	(81)
Deutsche Bank AG	Norwegian Krone	2,147,036	Buy	08/14/15	280,000	273,558	(6,442)
Deutsche Bank AG	Swedish Krona	1,491,089	Buy	08/14/15	184,000	180,034	(3,966)
Deutsche Bank AG	British Pound	186,336	Buy	08/14/15	289,000	292,691	3,691
Deutsche Bank AG	EU Euro	112,035	Buy	08/14/15	125,000	124,978	(22)
Deutsche Bank AG	Malaysian Ringgit	352,023	Buy	08/14/15	98,037	93,443	(4,594)
Goldman Sachs & Co.	British Pound	219,898	Buy	08/14/15	346,000	345,408	(592)
Goldman Sachs & Co.	British Pound	175,430	Buy	08/14/15	276,000	275,561	(439)
Goldman Sachs & Co.	British Pound	419,036	Buy	08/14/15	657,000	658,208	1,208
Goldman Sachs & Co.	EU Euro	317,143	Buy	08/14/15	359,750	353,780	(5,970)
Goldman Sachs & Co.	EU Euro	320,062	Buy	08/14/15	359,750	357,037	(2,713)
Goldman Sachs & Co.	EU Euro	320,031	Buy	08/14/15	359,750	357,002	(2,748)
Goldman Sachs & Co.	EU Euro	1,391,699	Buy	08/14/15	1,571,000	1,552,472	(18,528)
Goldman Sachs & Co.	EU Euro	1,372,265	Buy	08/14/15	1,527,000	1,530,793	3,793
HSBC Bank PLC	Peruvian Nuevo Sol	11,796	Buy	09/11/15	3,677	3,671	(6)
HSBC Bank PLC	South Korean Won	649,483,611	Buy	08/14/15	591,434	579,362	(12,072)
JPMorgan Chase & Co.	Australian Dollar	178,034	Buy	08/14/15	137,000	137,022	22
JPMorgan Chase & Co.	Australian Dollar	202,314	Buy	08/14/15	156,000	155,709	(291)
JPMorgan Chase & Co.	Australian Dollar	530,607	Buy	08/14/15	411,000	408,377	(2,623)
JPMorgan Chase & Co.	Japanese Yen	37,495,141	Buy	08/14/15	306,000	306,530	530
JPMorgan Chase & Co.	New Zealand Dollar	120,843	Buy	08/14/15	83,000	81,572	(1,428)
JPMorgan Chase & Co.	Australian Dollar	383,078	Buy	08/14/15	296,000	294,832	(1,168)
JPMorgan Chase & Co.	Canadian Dollar	406,551	Buy	08/14/15	332,000	325,306	(6,694)
JPMorgan Chase & Co.	British Pound	285,117	Buy	08/14/15	437,000	447,853	10,853
JPMorgan Chase & Co.	Japanese Yen	10,221,603	Buy	08/14/15	82,000	83,564	1,564
JPMorgan Chase & Co.	British Pound	429,033	Buy	08/14/15	659,000	673,911	14,911
JPMorgan Chase & Co.	Australian Dollar	262,261	Buy	08/14/15	203,000	201,846	(1,154)
JPMorgan Chase & Co.	Canadian Dollar	296,848	Buy	08/14/15	239,000	237,526	(1,474)
JPMorgan Chase & Co.	EU Euro	143,615	Buy	08/14/15	158,000	160,206	2,206
JPMorgan Chase & Co.	Canadian Dollar	2,450	Buy	08/14/15	1,965	1,960	(5)
JPMorgan Chase & Co.	EU Euro	326,817	Buy	08/14/15	358,000	364,572	6,572
JPMorgan Chase & Co.	Brazilian Real	5,294	Buy	09/11/15	1,687	1,659	(28)
JPMorgan Chase & Co.	Hong Kong Sar Dollar	83,689	Buy	08/14/15	10,796	10,796	—
JPMorgan Chase & Co.	Indonesian Rupiah	841,602,000	Buy	08/14/15	62,309	62,406	97
JPMorgan Chase & Co.	Canadian Dollar	2,893,116	Buy	08/14/15	2,398,453	2,314,954	(83,499)
JPMorgan Chase & Co.	Danish Krone	849,772	Buy	08/14/15	129,353	127,147	(2,206)
JPMorgan Chase & Co.	British Pound	1,578,586	Buy	08/14/15	2,480,218	2,479,595	(623)
Morgan Stanley	New Zealand Dollar	285,052	Buy	08/14/15	198,000	192,418	(5,582)
Morgan Stanley	British Pound	146,403	Buy	08/14/15	228,000	229,966	1,966
Morgan Stanley	Australian Dollar	277,931	Buy	08/14/15	214,000	213,906	(94)
Morgan Stanley	EU Euro	1,180,630	Buy	08/14/15	1,337,000	1,317,019	(19,981)
Morgan Stanley	Norwegian Krone	2,126,129	Buy	08/14/15	273,000	270,894	(2,106)
See Accompanying Notes to Financial Statements
52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	New Zealand Dollar	284,714	Buy	08/14/15	202,000	192,189	(9,811)
Morgan Stanley	Swedish Krona	1,515,379	Buy	08/14/15	183,000	182,966	(34)
Morgan Stanley	EU Euro	187,135	Buy	08/14/15	211,000	208,753	(2,247)
Morgan Stanley	EU Euro	225,480	Buy	08/14/15	254,000	251,528	(2,472)
Morgan Stanley	British Pound	348,742	Buy	08/14/15	534,000	547,793	13,793
Morgan Stanley	EU Euro	460,411	Buy	08/14/15	512,000	513,598	1,598
Morgan Stanley	EU Euro	1,473,206	Buy	08/14/15	1,619,000	1,643,394	24,394
Morgan Stanley	EU Euro	77,806	Buy	08/14/15	85,240	86,794	1,554
Morgan Stanley	EU Euro	140,494	Buy	08/14/15	153,000	156,724	3,724
Morgan Stanley	Chilean Peso	4,391,763	Buy	09/11/15	6,910	6,824	(86)
Morgan Stanley	Colombian Peso	995,085	Buy	09/11/15	389	378	(11)
Morgan Stanley	Czech Koruna	1,154,548	Buy	09/11/15	48,280	47,248	(1,032)
Morgan Stanley	British Pound	58,727	Buy	08/14/15	92,000	92,247	247
Morgan Stanley	Hungarian Forint	401,990	Buy	09/11/15	1,470	1,419	(51)
Morgan Stanley	Norwegian Krone	1,807,208	Buy	08/14/15	239,000	230,260	(8,740)
Morgan Stanley	New Zealand Dollar	424,625	Buy	08/14/15	309,000	286,633	(22,367)
Morgan Stanley	Polish Zloty	422,687	Buy	09/11/15	115,396	112,200	(3,196)
Morgan Stanley	Russian Ruble	2,847,623	Buy	09/11/15	51,606	50,300	(1,306)
Morgan Stanley	South African Rand	969,568	Buy	09/11/15	78,567	78,691	124
Morgan Stanley	British Pound	139,430	Buy	08/14/15	216,000	219,012	3,012
Morgan Stanley	Thai Baht	4,334,011	Buy	08/14/15	128,969	128,123	(846)
Morgan Stanley	EU Euro	8,027,858	Buy	08/14/15	9,112,163	8,955,256	(156,907)
Morgan Stanley	British Pound	109,341	Buy	08/14/15	172,000	171,750	(250)
Morgan Stanley	Japanese Yen	978,651,093	Buy	08/14/15	8,174,441	8,000,663	(173,778)
							$(557,265)
Barclays Bank PLC	Norwegian Krone	4,274,688	Sell	08/14/15	$542,000	$544,646	$(2,646)
Barclays Bank PLC	EU Euro	161,897	Sell	08/14/15	184,000	180,600	3,400
Barclays Bank PLC	Japanese Yen	44,372,770	Sell	08/14/15	359,750	362,756	(3,006)
Barclays Bank PLC	Japanese Yen	190,154,996	Sell	08/14/15	1,532,000	1,554,554	(22,554)
Barclays Bank PLC	Swedish Krona	992,186	Sell	08/14/15	116,000	119,796	(3,796)
Citigroup, Inc.	Canadian Dollar	268,451	Sell	08/14/15	217,000	214,804	2,196
Citigroup, Inc.	Norwegian Krone	589,491	Sell	08/14/15	75,000	75,108	(108)
Citigroup, Inc.	Canadian Dollar	96,316	Sell	08/14/15	78,000	77,068	932
Citigroup, Inc.	Canadian Dollar	148,818	Sell	08/14/15	120,000	119,078	922
Citigroup, Inc.	British Pound	98,878	Sell	08/14/15	157,000	155,315	1,685
Citigroup, Inc.	Swedish Krona	1,419,530	Sell	08/14/15	174,000	171,394	2,606
Citigroup, Inc.	Canadian Dollar	172,525	Sell	08/14/15	140,000	138,048	1,952
Citigroup, Inc.	British Pound	156,940	Sell	08/14/15	243,000	246,516	(3,516)
Citigroup, Inc.	Canadian Dollar	173,411	Sell	08/14/15	141,000	138,756	2,244
Citigroup, Inc.	Swedish Krona	1,313,168	Sell	08/14/15	158,000	158,552	(552)
Citigroup, Inc.	British Pound	154,615	Sell	08/14/15	237,000	242,865	(5,865)
Citigroup, Inc.	British Pound	107,931	Sell	08/14/15	165,000	169,535	(4,535)
Citigroup, Inc.	British Pound	297,921	Sell	08/14/15	456,000	467,965	(11,965)
Citigroup, Inc.	British Pound	111,093	Sell	08/14/15	171,000	174,502	(3,502)
Citigroup, Inc.	EU Euro	46,885	Sell	08/14/15	52,000	52,302	(302)
Citigroup, Inc.	Philippine Peso	800,028	Sell	08/14/15	17,894	17,711	183
Deutsche Bank AG	EU Euro	322,550	Sell	08/14/15	359,750	359,812	(62)
Deutsche Bank AG	Swedish Krona	806,859	Sell	08/14/15	98,000	97,420	580
Deutsche Bank AG	Japanese Yen	44,371,856	Sell	08/14/15	359,750	362,749	(2,999)
See Accompanying Notes to Financial Statements
53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	Japanese Yen	44,373,295	Sell	08/14/15	359,750	362,760	(3,010)
Deutsche Bank AG	Norwegian Krone	2,126,943	Sell	08/14/15	271,000	270,998	2
Deutsche Bank AG	Australian Dollar	459,715	Sell	08/14/15	352,000	353,815	(1,815)
Deutsche Bank AG	Norwegian Krone	1,819,244	Sell	08/14/15	234,000	231,793	2,207
Deutsche Bank AG	Romanian New Leu	4,811	Sell	09/11/15	1,221	1,197	24
Goldman Sachs & Co.	EU Euro	322,397	Sell	08/14/15	359,750	359,641	109
Goldman Sachs & Co.	EU Euro	322,403	Sell	08/14/15	359,750	359,648	102
Goldman Sachs & Co.	EU Euro	322,426	Sell	08/14/15	359,750	359,674	76
Goldman Sachs & Co.	Canadian Dollar	319,899	Sell	08/14/15	258,000	255,970	2,030
Goldman Sachs & Co.	Japanese Yen	44,367,932	Sell	08/14/15	359,750	362,716	(2,966)
Goldman Sachs & Co.	EU Euro	1,571,908	Sell	08/14/15	1,768,000	1,753,498	14,502
Goldman Sachs & Co.	Japanese Yen	9,695,985	Sell	08/14/15	78,000	79,267	(1,267)
Goldman Sachs & Co.	Canadian Dollar	155,837	Sell	08/14/15	125,000	124,695	305
Goldman Sachs & Co.	Swedish Krona	1,003,238	Sell	08/14/15	120,000	121,131	(1,131)
Goldman Sachs & Co.	Swedish Krona	1,009,802	Sell	08/14/15	123,161	121,924	1,237
JPMorgan Chase & Co.	British Pound	329,046	Sell	08/14/15	517,000	516,855	145
JPMorgan Chase & Co.	EU Euro	475,148	Sell	08/14/15	530,000	530,038	(38)
JPMorgan Chase & Co.	Australian Dollar	491,585	Sell	08/14/15	377,000	378,343	(1,343)
JPMorgan Chase & Co.	Japanese Yen	17,336,200	Sell	08/14/15	140,000	141,727	(1,727)
JPMorgan Chase & Co.	Australian Dollar	183,516	Sell	08/14/15	140,000	141,241	(1,241)
JPMorgan Chase & Co.	EU Euro	115,267	Sell	08/14/15	129,000	128,583	417
JPMorgan Chase & Co.	Swiss Franc	98,087	Sell	08/14/15	107,000	105,089	1,911
JPMorgan Chase & Co.	EU Euro	325,346	Sell	08/14/15	369,000	362,930	6,070
JPMorgan Chase & Co.	British Pound	296,633	Sell	08/14/15	464,000	465,941	(1,941)
JPMorgan Chase & Co.	Australian Dollar	390,145	Sell	08/14/15	302,000	300,271	1,729
JPMorgan Chase & Co.	Canadian Dollar	407,762	Sell	08/14/15	331,000	326,275	4,725
JPMorgan Chase & Co.	New Zealand Dollar	298,580	Sell	08/14/15	208,000	201,549	6,451
JPMorgan Chase & Co.	Australian Dollar	161,659	Sell	08/14/15	125,000	124,419	581
JPMorgan Chase & Co.	EU Euro	139,556	Sell	08/14/15	158,000	155,678	2,322
JPMorgan Chase & Co.	Australian Dollar	232,801	Sell	08/14/15	177,000	179,173	(2,173)
JPMorgan Chase & Co.	EU Euro	169,678	Sell	08/14/15	189,000	189,280	(280)
JPMorgan Chase & Co.	Australian Dollar	177,734	Sell	08/14/15	136,000	136,791	(791)
JPMorgan Chase & Co.	Japanese Yen	77,274,775	Sell	08/14/15	639,000	631,736	7,264
JPMorgan Chase & Co.	Australian Dollar	251,723	Sell	08/14/15	197,000	193,736	3,264
JPMorgan Chase & Co.	Australian Dollar	261,499	Sell	08/14/15	206,000	201,260	4,740
JPMorgan Chase & Co.	EU Euro	362,670	Sell	08/14/15	405,000	404,566	434
JPMorgan Chase & Co.	Norwegian Krone	1,035,918	Sell	08/14/15	139,862	131,988	7,874
Morgan Stanley	New Zealand Dollar	172,785	Sell	08/14/15	118,000	116,635	1,365
Morgan Stanley	Australian Dollar	260,076	Sell	08/14/15	201,000	200,165	835
Morgan Stanley	Japanese Yen	9,015,415	Sell	08/14/15	73,000	73,703	(703)
Morgan Stanley	Japanese Yen	188,649,760	Sell	08/14/15	1,532,000	1,542,249	(10,249)
Morgan Stanley	British Pound	106,182	Sell	08/14/15	168,000	166,787	1,213
Morgan Stanley	British Pound	161,858	Sell	08/14/15	256,000	254,242	1,758
Morgan Stanley	Japanese Yen	10,978,661	Sell	08/14/15	89,000	89,753	(753)
Morgan Stanley	Norwegian Krone	2,123,336	Sell	08/14/15	273,000	270,538	2,462
Morgan Stanley	Australian Dollar	287,461	Sell	08/14/15	222,000	221,241	759
Morgan Stanley	EU Euro	447,371	Sell	08/14/15	505,000	499,052	5,948
Morgan Stanley	New Zealand Dollar	262,729	Sell	08/14/15	186,000	177,348	8,652
Morgan Stanley	New Zealand Dollar	253,154	Sell	08/14/15	179,000	170,886	8,114
Morgan Stanley	Canadian Dollar	246,359	Sell	08/14/15	197,000	197,127	(127)
See Accompanying Notes to Financial Statements
54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Morgan Stanley	Japanese Yen	189,691,304	Sell	08/14/15	1,525,000	1,550,763	(25,763)
Morgan Stanley	British Pound	94,799	Sell	08/14/15	144,000	148,908	(4,908)
Morgan Stanley	Canadian Dollar	368,138	Sell	08/14/15	296,000	294,569	1,431
Morgan Stanley	British Pound	72,405	Sell	08/14/15	112,000	113,731	(1,731)
Morgan Stanley	Japanese Yen	10,192,890	Sell	08/14/15	84,000	83,329	671
Morgan Stanley	EU Euro	230,682	Sell	08/14/15	257,000	257,331	(331)
Morgan Stanley	Australian Dollar	296,577	Sell	08/14/15	233,000	228,258	4,742
Morgan Stanley	Canadian Dollar	411,685	Sell	08/14/15	337,000	329,414	7,586
Morgan Stanley	Swedish Krona	922,295	Sell	08/14/15	111,000	111,358	(358)
Morgan Stanley	Canadian Dollar	276,449	Sell	08/14/15	226,000	221,203	4,797
Morgan Stanley	British Pound	218,201	Sell	08/14/15	338,000	342,744	(4,744)
Morgan Stanley	New Zealand Dollar	550,986	Sell	08/14/15	406,300	371,930	34,370
Morgan Stanley	Swiss Franc	67,544	Sell	08/14/15	73,306	72,366	940
Morgan Stanley	EU Euro	152,611	Sell	08/14/15	175,000	170,241	4,759
Morgan Stanley	South African Rand	661,064	Sell	09/11/15	53,568	53,652	(84)
							$40,741

At June 30, 2015, the following futures contracts were outstanding for Voya Balanced Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
30-year German Government Bond	8	09/08/15	$1,325,693	$(16,749)
Australia 10-Year Bond	2	09/15/15	193,291	1,171
Australia 3-Year Bond	7	09/15/15	601,351	991
Canada 10-Year Bond	6	09/21/15	672,538	5,983
Euro-Bobl 5-Year	17	09/08/15	2,455,863	9,879
Euro-Schatz	25	09/08/15	3,101,379	2,188
Japanese Government Bonds 10-Year Mini	5	09/09/15	600,319	1,115
Long Gilt	10	09/28/15	1,818,396	(20,149)
Long-Term Euro-BTP	12	09/08/15	1,741,979	(17,824)
S&P 500 E-Mini	249	09/18/15	25,577,280	(233,476)
U.S. Treasury 10-Year Note	8	09/21/15	1,009,375	7,534
U.S. Treasury 2-Year Note	81	09/30/15	17,733,938	30,241
U.S. Treasury Long Bond	7	09/21/15	1,055,906	(23,955)
U.S. Treasury Ultra Long Bond	22	09/21/15	3,389,375	(86,607)
			$61,276,683	$(339,658)
Short Contracts
Euro-Bund	(4)	09/08/15	(677,830)	(454)
Short Gilt	(1)	09/28/15	(164,195)	155
U.S. Treasury 5-Year Note	(144)	09/30/15	(17,173,125)	(5,467)
			$(18,015,150)	$(5,766)

See Accompanying Notes to Financial Statements
55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 6-month EUR-EURIBOR-Reuters and pay a fixed rate equal to 0.237%	Chicago Mercantile Exchange	10/03/17	EUR	1,500,000	$(3,166)	$(3,316)
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	05/21/24	JPY	259,000,000	36,555	43,685
Receive a fixed rate equal to 1.289% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	Chicago Mercantile Exchange	02/04/45	JPY	183,000,000	(73,275)	(75,375)
Receive a floating rate equal to the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 0.558%	Chicago Mercantile Exchange	02/24/45	JPY	192,978,870	(8,205)	(8,160)
Receive a floating rate equal to the 6-month JPY-LIBOR-BBA and pay a fixed rate equal to 1.443%	Chicago Mercantile Exchange	02/24/45	JPY	83,385,931	6,735	6,692
Receive a fixed rate equal to 0.347% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/15	USD	7,000,000	928	928
Receive a fixed rate equal to 0.771% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/09/16	USD	17,800,000	(36,970)	(36,970)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.119%	Chicago Mercantile Exchange	08/08/17	USD	5,000,000	(19,466)	(19,466)
Receive a fixed rate equal to 1.178% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/15/18	USD	10,400,000	(6,520)	(6,520)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.166%	Chicago Mercantile Exchange	05/20/18	USD	5,200,000	5,901	5,901
Receive a fixed rate equal to 1.208% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/21/18	USD	3,100,000	235	235
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.231%	Chicago Mercantile Exchange	05/27/18	USD	6,100,000	(3,174)	(3,174)
Receive a fixed rate equal to 1.224% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/27/18	USD	4,300,000	1,310	1,310
Receive a fixed rate equal to 1.206% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/18	USD	3,100,000	(897)	(897)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.257%	Chicago Mercantile Exchange	06/04/18	USD	3,100,000	(3,482)	(3,482)
Receive a fixed rate equal to 1.323% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/10/18	USD	2,500,000	7,175	7,175
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.347%	Chicago Mercantile Exchange	06/11/18	USD	3,100,000	(11,053)	(11,053)
See Accompanying Notes to Financial Statements
56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.374%	Chicago Mercantile Exchange	06/12/18	USD	6,000,000	(25,886)	(25,886)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.267%	Chicago Mercantile Exchange	06/19/18	USD	6,384,000	(6,666)	(6,666)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.283%	Chicago Mercantile Exchange	06/26/18	USD	2,200,000	(3,023)	(3,023)
Receive a fixed rate equal to 1.525% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/11/19	USD	7,000,000	7,605	7,605
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.465%	Chicago Mercantile Exchange	05/18/19	USD	4,000,000	5,483	5,483
Receive a fixed rate equal to 1.460% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/01/19	USD	6,100,000	(12,164)	(12,164)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.659%	Chicago Mercantile Exchange	06/09/19	USD	3,100,000	(17,088)	(17,088)
Receive a fixed rate equal to 1.640% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/19	USD	3,100,000	14,814	14,814
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.682%	Chicago Mercantile Exchange	06/15/19	USD	3,100,000	(19,277)	(19,277)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.686%	Chicago Mercantile Exchange	06/15/19	USD	3,100,000	(19,818)	(19,818)
Receive a fixed rate equal to 1.609% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/19	USD	3,100,000	10,554	10,554
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.794%	Chicago Mercantile Exchange	08/08/19	USD	3,500,000	(32,898)	(32,898)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	17,090,000	(37,626)	(37,626)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	34,860,000	557,608	557,608
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.882%	Chicago Mercantile Exchange	06/30/20	USD	5,230,000	(28,082)	(28,082)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.507%	Chicago Mercantile Exchange	10/09/24	USD	1,800,000	(17,402)	(17,402)
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	8,880,000	8,084	8,084
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	18,480,000	(569,566)	(569,566)
See Accompanying Notes to Financial Statements
57

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.189%	Chicago Mercantile Exchange	05/05/25	USD	7,000,000	160,490	160,490
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.168%	Chicago Mercantile Exchange	05/05/25	USD	7,000,000	(173,713)	(173,713)
Receive a fixed rate equal to 2.488% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/25	USD	3,800,000	12,276	12,276
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.460%	Chicago Mercantile Exchange	06/15/25	USD	3,800,000	(3,992)	(3,992)
Receive a fixed rate equal to 2.455% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/17/25	USD	3,800,000	990	990
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.467%	Chicago Mercantile Exchange	06/19/25	USD	692,000	(880)	(880)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.382%	Chicago Mercantile Exchange	06/23/25	USD	950,000	6,191	6,191
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 3.294%	Chicago Mercantile Exchange	06/10/35	USD	1,900,000	9,591	9,591
Receive a fixed rate equal to 3.285% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	(21,469)	(21,469)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.834%	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	6,182	6,182
Receive a fixed rate equal to 2.805% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/35	USD	3,800,000	(23,678)	(23,678)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.810%	Chicago Mercantile Exchange	06/17/35	USD	3,800,000	20,170	20,170
Receive a fixed rate equal to 2.815% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/19/35	USD	793,000	(3,619)	(3,619)
Receive a fixed rate equal to 2.753% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/23/35	USD	950,000	(13,766)	(13,766)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.715%	Chicago Mercantile Exchange	05/11/45	USD	1,300,000	60,640	60,640
Receive a fixed rate equal to 2.810% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	05/18/45	USD	700,000	(18,679)	(18,679)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.659%	Chicago Mercantile Exchange	06/01/45	USD	1,100,000	64,095	64,095
Receive a fixed rate equal to 2.905% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/09/45	USD	600,000	(4,177)	(4,177)
See Accompanying Notes to Financial Statements
58

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.926%	Chicago Mercantile Exchange	06/09/45	USD	600,000	1,610	1,610
Receive a fixed rate equal to 2.959% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	600,000	2,580	2,580
Receive a fixed rate equal to 2.980% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	06/15/45	USD	600,000	5,147	5,148
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.891%	Chicago Mercantile Exchange	06/17/45	USD	600,000	5,944	5,944
					$(200,784)	$(195,901)

At June 30, 2015, the following over-the-counter written options were outstanding for Voya Balanced Portfolio:
Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
2,780,000	JPMorgan Chase & Co.	Put CNH vs Call USD	6.690USD	08/03/15	$23,130	$(64)
Total Written OTC Options					$23,130	$(64)

At June 30, 2015, the following over-the-counter written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount	Premiums Received	Fair Value
Put OTC Swaption	Barclays Bank PLC	6-month EUR- EURIBOR-Reuters	Pay	1.157%	09/24/15	EUR18,862,000	$29,303	$(38,757)
Put OTC Swaption	BNP Paribas Bank	6-month EUR- EURIBOR-Reuters	Pay	1.170%	09/23/15	EUR31,436,000	49,576	(62,166)
Put OTC Swaption	BNP Paribas Bank	3-month USD- LIBOR-BBA	Pay	0.730%	01/09/17	USD59,319,000	257,148	(425,861)
Put OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Pay	0.580%	12/12/16	USD14,746,000	42,954	(49,072)
Call OTC Swaption	Barclays Bank PLC	6-month EUR- EURIBOR-Reuters	Receive	1.157%	09/24/20	EUR18,862,000	29,303	(31,672)
Call OTC Swaption	BNP Paribas Bank	6-month EUR- EURIBOR-Reuters	Receive	1.170%	09/23/15	EUR31,436,000	49,576	(54,728)
Call OTC Swaption	BNP Paribas Bank	3-month USD- LIBOR-BBA	Receive	0.730%	01/09/17	USD59,319,000	261,004	(109,336)
Call OTC Swaption	Morgan Stanley	3-month USD- LIBOR-BBA	Receive	0.580%	12/12/16	USD14,746,000	42,954	(27,836)
Total Written Swaptions							$761,818	$(799,428)

See Accompanying Notes to Financial Statements
59

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$41,862
Interest rate contracts	Investments in securities at value*	783,523
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	303,182
Interest rate contracts	Net Assets — Unrealized appreciation**	59,257
Interest rate contracts	Net Assets — Unrealized appreciation***	1,025,981
Total Asset Derivatives		$2,213,805
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$819,706
Interest rate contracts	Net Assets — Unrealized depreciation**	171,205
Equity contracts	Net Assets — Unrealized depreciation**	233,476
Interest rate contracts	Net Assets — Unrealized depreciation***	1,221,882
Foreign exchange contracts	Written Options, at fair value	64
Interest rate contracts	Written Options, at fair value	799,428
Total Liability Derivatives		$3,245,761

*
Includes purchased options.

**
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$89,102	$—	$89,102
Equity contract	—	—	463,818	—	—	463,818
Foreign exchange contracts	26,430	(662,476)	—	—	33,877	(602,169)
Interest rate contracts	(277,203)	—	430,361	(1,395)	127,188	278,951
Total	$(250,773)	$(662,476)	$894,179	$87,707	$161,066	$229,702

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(47,406)	$—	$(47,406)
Equity contract	—	—	105,732	—	—	105,732
Foreign exchange contracts	(84,145)	(42,691)	—	—	23,066	(103,770)
Interest rate contracts	31,567	—	(250,418)	(105,078)	(41,057)	(364,986)
Total	$(52,578)	$(42,691)	$(144,686)	$(152,484)	$(17,991)	$(410,430)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
60

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Bank of America	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Purchased options	$41,621	$—	$—	$—	$—	$—	$—	$164,591	$619,173	$825,385
Forward foreign currency contracts	—	10,333	—	37,487	6,504	23,362	—	84,682	140,814	303,182
Total Assets	$41,621	$10,333	$—	$37,487	$6,504	$23,362	$—	$249,273	$759,987	$1,128,567
Liabilities:
Forward foreign currency contracts	$—	$44,959	$—	$131,949	$22,991	$36,354	$12,078	$110,727	$460,648	$819,706
Written options	—	70,429	652,091	—	—	—	—	64	76,908	799,492
Total Liabilities	$—	$115,388	$652,091	$131,949	$22,991	$36,354	$12,078	$110,791	$537,556	$1,619,198
Net OTC derivative instruments by counterparty, at fair value	$41,621	$(105,055)	$(652,091)	$(94,462)	$(16,487)	$(12,992)	$(12,078)	$138,482	$222,431	(490,631)
Total collateral pledged by the Portfolio/ (Received from counterparty)	$—	$—	$500,000	$—	$—	$—	$—	$—	$(280,000)	$220,000
Net Exposure(1)	$41,621	$(105,055)	$(152,091)	$(94,462)	$(16,487)	$(12,992)	$(12,078)	$138,482	$(57,569)	$(270,631)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
61

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	20.9%
Consumer Discretionary	13.9%
Health Care	11.8%
Industrials	11.7%
Information Technology	10.7%
Consumer Staples	8.9%
Energy	7.2%
Materials	5.0%
Telecommunication Services	4.2%
Utilities	2.9%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Consumer Discretionary: 13.9%
327,622	Coach, Inc.	$11,338,997	1.5
160,900	Denso Corp.	8,005,276	1.0
97,945	Home Depot, Inc.	10,884,628	1.4
151,190	Kohl’s Corp.	9,466,006	1.2
96,683	Nike, Inc.	10,443,698	1.4
78,366	Renault S.A.	8,216,490	1.1
199,200	Toyota Motor Corp.	13,329,923	1.7
147,564	Viacom - Class B	9,538,537	1.3
110,416	Walt Disney Co.	12,602,882	1.6
507,190	Other Securities	13,060,929	1.7
		106,887,366	13.9
	Consumer Staples: 8.9%
118,574	Casino Guichard Perrachon S.A.	9,000,082	1.2
205,921	ConAgra Foods, Inc.	9,002,866	1.2
129,450	Dr Pepper Snapple Group, Inc.	9,436,905	1.2
92,309	Kimberly-Clark Corp.	9,781,985	1.3
114,296	Kraft Foods Group, Inc.	9,731,161	1.2
97,871	Philip Morris International, Inc.	7,846,318	1.0
217,446	Unilever NV	9,091,248	1.2
57,533	Other Securities	4,894,780	0.6
		68,785,345	8.9
	Energy: 7.2%
127,601	Occidental Petroleum Corp.	9,923,530	1.3
167,141 @	Royal Dutch Shell PLC - Class A ADR	9,528,708	1.2
148,745	Schlumberger Ltd.	12,820,332	1.7
229,617	Total S.A.	11,262,958	1.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
226,431	Other Securities	$11,579,225	1.5
		55,114,753	7.2
	Financials: 20.2%
343,972	Admiral Group PLC	7,495,209	1.0
12,513,000	Bank of China Ltd.	8,120,703	1.1
205,800	Blackstone Group LP	8,411,046	1.1
1,512,770	Challenger Financial Services Group Ltd.	7,841,598	1.0
8,691,000	China Construction Bank	7,927,548	1.0
2,455,825	Intesa Sanpaolo S.p.A.	8,918,310	1.2
217,237	JPMorgan Chase & Co.	14,719,979	1.9
2,488,271	Legal & General Group PLC	9,729,236	1.3
173,101	Macquarie Group Ltd.	10,845,731	1.4
1,068,299	Natixis SA	7,710,300	1.0
253,600	NKSJ Holdings, Inc.	9,285,877	1.2
136,192	Prudential Financial, Inc.	11,919,524	1.6
2,255,000	Sumitomo Mitsui Trust Holdings, Inc.	10,315,727	1.3
106,679	Swiss Re Ltd.	9,443,519	1.2
258,308	Wells Fargo & Co.	14,527,242	1.9
393,149	Other Securities	8,137,200	1.0
		155,348,749	20.2
	Health Care: 11.8%
171,817	AstraZeneca PLC	10,874,273	1.4
241,510	Bristol-Myers Squibb Co.	16,070,076	2.1
99,252	Gilead Sciences, Inc.	11,620,424	1.5
147,732	Medtronic PLC	10,946,941	1.4
156,444	Novartis AG	15,387,904	2.0
50,498	Roche Holding AG	14,159,210	1.8
98,146	UnitedHealth Group, Inc.	11,973,812	1.6
		91,032,640	11.8
	Industrials: 11.7%
3,962	AP Moller - Maersk A/S - Class B	7,163,462	1.0
83,623	Boeing Co.	11,600,183	1.5
385,592	General Electric Co.	10,245,179	1.3
498,000	LIXIL Group Corp.	9,878,152	1.3
392,574	Koninklijke Philips NV	10,019,481	1.3
514,900	Mitsubishi Corp.	11,319,566	1.5
98,596	Siemens AG	9,975,117	1.3
68,791	United Technologies Corp.	7,630,986	1.0
3,203,761	Other Securities	11,876,347	1.5
		89,708,473	11.7
	Information Technology: 10.7%
189,882	Apple, Inc.	23,815,950	3.1
386,754	Cisco Systems, Inc.	10,620,265	1.4
346,621	Intel Corp.	10,542,478	1.4

See Accompanying Notes to Financial Statements
62

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
174,298 L	Microchip Technology, Inc.	$8,266,082	1.1
338,212	Microsoft Corp.	14,932,060	1.9
329,951 @	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,493,187	1.0
461,000	Other Securities	6,301,680	0.8
		81,971,702	10.7
	Materials: 5.0%
115,337	BASF SE	10,148,863	1.3
565,643	BHP Billiton Ltd.	11,538,469	1.5
155,907	Dow Chemical Co.	7,977,761	1.0
151,629	Koninklijke DSM NV	8,803,632	1.2
		38,468,725	5.0
	Telecommunication Services: 4.2%
221,044	AT&T, Inc.	7,851,483	1.0
4,967,197	Bezeq Israeli Telecommunication Corp., Ltd.	8,459,002	1.1
745,000	China Mobile Ltd.	9,531,467	1.3
334,253	Other Securities	6,278,665	0.8
		32,120,617	4.2
	Utilities: 2.4%
344,381 L	Gas Natural SDG S.A.	7,819,964	1.0
257,715	Southern Co.	10,798,259	1.4
		18,618,223	2.4
	Total Common Stock (Cost $749,892,598)	738,056,593	96.0
PREFERRED STOCK: 1.2%
	Financials: 0.7%
474,660	Other Securities	5,228,878	0.7
	Utilities: 0.5%
1,023,408	Other Securities	3,880,860	0.5
	Total Preferred Stock (Cost $10,086,647)	9,109,738	1.2
	Total Long-Term Investments (Cost $759,979,245)	747,166,331	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 1.5%
2,862,620	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,862,632, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,919,873, due 07/15/15-05/20/65)	$2,862,620	0.3
2,862,620	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,862,631, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.625%-6.500%, Market Value plus accrued interest $2,919,873, due 11/15/16-07/01/45)	2,862,620	0.4
2,862,620	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,862,634, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,919,858, due 11/15/15-03/01/48)	2,862,620	0.3
2,108,249	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,108,255, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $2,150,414, due 03/01/19-02/20/65)	2,108,249	0.3

See Accompanying Notes to Financial Statements
63

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,357,008	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,357,015, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,384,668, due 01/15/17-01/15/29)	$1,357,008	0.2
		12,053,117	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
8,999,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $8,999,000)	$8,999,000	1.2
	Total Short-Term Investments (Cost $21,052,117)	21,052,117	2.7
	Total Investments in Securities (Cost $781,031,362)	$768,218,448	99.9
	Assets in Excess of Other Liabilities	1,103,790	0.1
	Net Assets	$769,322,238	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $782,655,721.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$24,265,898
Gross Unrealized Depreciation	(38,703,171)
Net Unrealized Depreciation	$(14,437,273)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$71,571,916	$35,315,450	$—	$106,887,366
Consumer Staples	50,694,015	18,091,330	—	68,785,345
Energy	39,430,001	15,684,752	—	55,114,753
Financials	57,714,991	97,633,758	—	155,348,749
Health Care	50,611,253	40,421,387	—	91,032,640
Industrials	36,520,471	53,188,002	—	89,708,473
Information Technology	75,670,022	6,301,680	—	81,971,702
See Accompanying Notes to Financial Statements
64

Voya Global Value Advantage	SUMMARY PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Materials	7,977,761	30,490,964	—	38,468,725
Telecommunication Services	7,851,483	24,269,134	—	32,120,617
Utilities	10,798,259	7,819,964	—	18,618,223
Total Common Stock	408,840,172	329,216,421	—	738,056,593
Preferred Stock	9,109,738	—	—	9,109,738
Short-Term Investments	8,999,000	12,053,117	—	21,052,117
Total Investments, at fair value	$426,948,910	$341,269,538	$—	$768,218,448

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements
65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Information Technology	17.8%
Health Care	15.2%
Financials	15.1%
Consumer Discretionary	13.8%
Industrials	10.5%
Consumer Staples	8.7%
Energy	8.4%
Materials	3.4%
Utilities	2.5%
Telecommunication Services	1.8%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Consumer Discretionary: 13.8%
1,715,932	Coach, Inc.	$59,388,407	1.5
1,064,211	Comcast Corp. - Class A	64,001,650	1.6
643,817 @	Delphi Automotive PLC	54,782,389	1.4
689,342 @	Dish Network Corp. - Class A	46,675,347	1.2
562,034	Home Depot, Inc.	62,458,838	1.5
936,015	Kohl’s Corp.	58,603,899	1.4
416,369	Nike, Inc.	44,976,179	1.1
841,321	Viacom - Class B	54,382,989	1.3
690,830	Walt Disney Co.	78,851,336	1.9
1,376,161	Other Securities	37,913,236	0.9
		562,034,270	13.8
	Consumer Staples: 8.7%
1,026,820	Coca-Cola Co.	40,282,148	1.0
1,351,395	ConAgra Foods, Inc.	59,082,989	1.5
759,128	CVS Health	79,617,345	2.0
484,638	Kimberly-Clark Corp.	51,357,089	1.3
475,070	Kraft Foods Group, Inc.	40,447,460	1.0
635,281	Philip Morris International, Inc.	50,930,478	1.2
403,252	Other Securities	29,397,071	0.7
		351,114,580	8.7
	Energy: 8.4%
621,505	Anadarko Petroleum Corp.	48,514,680	1.2
593,197	EOG Resources, Inc.	51,934,397	1.3
804,660	Occidental Petroleum Corp.	62,578,408	1.5
885,287 @	Royal Dutch Shell PLC - Class A ADR	50,470,212	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
950,297	Schlumberger Ltd.	$81,906,099	2.0
716,251	Valero Energy Corp.	44,837,313	1.1
		340,241,109	8.4
	Financials: 15.1%
886,917	Arthur J. Gallagher & Co.	41,951,174	1.0
1,034,946	Blackstone Group LP	42,298,243	1.0
1,152,656	Citigroup, Inc.	63,672,717	1.6
913,071	Discover Financial Services	52,611,151	1.3
1,100,532	Gaming and Leisure Properties, Inc.	40,345,503	1.0
1,464,228	Invesco Ltd.	54,893,908	1.4
1,123,015	JPMorgan Chase & Co.	76,095,496	1.9
666,385	Prudential Financial, Inc.	58,322,015	1.4
1,687,865	Wells Fargo & Co.	94,925,528	2.3
1,560,429 @	XL Group PLC	58,047,959	1.4
1,461,850	Other Securities	31,532,105	0.8
		614,695,799	15.1
	Health Care: 15.2%
461,107	Amgen, Inc.	70,789,146	1.8
1,167,239	Bristol-Myers Squibb Co.	77,668,083	1.9
786,883	Gilead Sciences, Inc.	92,128,262	2.3
963,630	Medtronic PLC	71,404,983	1.8
1,949,017	Merck & Co., Inc.	110,957,538	2.7
3,421,213	Pfizer, Inc.	114,713,272	2.8
643,615	UnitedHealth Group, Inc.	78,521,030	1.9
		616,182,314	15.2
	Industrials: 10.5%
480,815	Boeing Co.	66,698,657	1.6
548,052	Deere & Co.	53,188,446	1.3
392,598	General Dynamics Corp.	55,627,210	1.4
3,276,517	General Electric Co.	87,057,057	2.1
181,716 @	TransDigm Group, Inc.	40,826,134	1.0
663,021	Union Pacific Corp.	63,232,313	1.6
536,381	United Technologies Corp.	59,500,744	1.5
		426,130,561	10.5
	Information Technology: 17.8%
1,644,177	Apple, Inc.	206,220,900	5.1
2,048,069	Applied Materials, Inc.	39,363,886	1.0
690,329	Automatic Data Processing, Inc.	55,385,096	1.4
2,579,338	Cisco Systems, Inc.	70,828,621	1.7
1,049,436	Fidelity National Information Services, Inc.	64,855,145	1.6
2,374,558	Intel Corp.	72,222,182	1.8
859,692	Microchip Technology, Inc.	40,770,893	1.0
2,761,860	Microsoft Corp.	121,936,119	3.0

See Accompanying Notes to Financial Statements
66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
794,058 @	TE Connectivity Ltd.	$51,057,929	1.2
		722,640,771	17.8
	Materials: 3.4%
861,563	Dow Chemical Co.	44,086,179	1.1
1,189,997	Mosaic Co.	55,751,359	1.4
827,891	Other Securities	39,399,333	0.9
		139,236,871	3.4
	Telecommunication Services: 1.8%
2,027,961	AT&T, Inc.	72,033,175	1.8
	Utilities: 2.5%
545,739	DTE Energy Co.	40,733,959	1.0
1,455,537	Southern Co.	60,987,000	1.5
		101,720,959	2.5
	Total Common Stock (Cost $3,129,688,859)	3,946,030,409	97.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: —%
Utilities: —%
30,000,000	Other Securities	—	—
	Total Corporate Bonds/Notes (Cost $ —)	—	—
	Total Long-Term Investments (Cost $3,129,688,859)	3,946,030,409	97.2

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Mutual Funds: 0.4%
17,960,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $17,960,186)	$17,960,186	0.4
	Total Short-Term Investments (Cost $17,960,186)	17,960,186	0.4
	Total Investments in Securities (Cost $3,147,649,045)	$3,963,990,595	97.6
	Assets in Excess of Other Liabilities	97,462,999	2.4
	Net Assets	$4,061,453,594	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

Cost for federal income tax purposes is $3,165,057,907.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$895,241,377
Gross Unrealized Depreciation	(96,308,689)
Net Unrealized Appreciation	$798,932,688

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$3,946,030,409	$—	$—	$3,946,030,409
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	17,960,186	—	—	17,960,186
Total Investments, at fair value	$3,963,990,595	$—	$—	$3,963,990,595

See Accompanying Notes to Financial Statements
67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2015 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$963,331
Total	$963,331

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(726,481)
Total	$(726,481)

See Accompanying Notes to Financial Statements
68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

U.S. Government Agency Obligations	34.6%
Corporate Bonds/Notes	30.9%
Mutual Funds	12.6%
Collateralized Mortgage Obligations	10.5%
U.S. Treasury Obligations	10.2%
Asset-Backed Securities	9.2%
Foreign Government Bonds	0.5%
Preferred Stock	0.0%
Liabilities in Excess of Other Assets*	(8.5)%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.9%
	Basic Materials: 1.9%
2,587,000 #	Anglo American Capital PLC, 2.625%, 09/27/17	$2,602,157	0.1
1,135,000#	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	800,175	0.0
4,300,000	Freeport-McMoRan, Inc., 4.000%, 11/14/21	4,223,752	0.1
10,768,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%-3.550%, 03/15/18-03/01/22	10,562,448	0.2
4,500,000 #	Georgia-Pacific LLC, 2.539%, 11/15/19	4,496,729	0.1
4,490,000 #	Georgia-Pacific LLC, 3.600%, 03/01/25	4,448,144	0.1
5,349,000 #	Glencore Funding LLC, 2.875%, 04/16/20	5,244,186	0.1
2,368,000 #	Glencore Funding LLC, 4.125%, 05/30/23	2,291,765	0.1
3,517,000 #	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,457,140	0.1
1,733,000 #	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,820,444	0.0
47,141,000	Other Securities	47,259,398	1.0
		87,206,338	1.9
	Communications: 3.6%
6,026,000 #	Alibaba Group Holding Ltd., 3.600%, 11/28/24	5,813,216	0.1
14,261,000 L	AT&T, Inc., 3.400%-5.350%, 03/11/24-06/15/44	13,837,068	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
6,316,000 #	Cox Communications, Inc., 3.850%, 02/01/25	$6,072,897	0.1
2,350,000 #	Sable International Finance Ltd., 8.750%, 02/01/20	2,526,250	0.1
2,500,000 #	Sirius XM Radio, Inc., 5.875%, 10/01/20	2,568,750	0.1
17,666,000	Time Warner Cable, Inc., 4.050%-6.500%, 12/15/23-12/15/43	18,032,797	0.4
12,707,000	Verizon Communications, Inc., 5.150%, 09/15/23	13,946,009	0.3
25,545,000	Verizon Communications, Inc., 3.000%-6.550%, 11/01/21-08/21/54	25,168,319	0.6
73,425,000	Other Securities	72,891,737	1.6
		160,857,043	3.6
	Consumer, Cyclical: 1.1%
2,105,000 #	Carlson Wagonlit BV, 6.875%, 06/15/19	2,223,932	0.1
46,072,000	Other Securities	45,690,969	1.0
		47,914,901	1.1
	Consumer, Non-cyclical: 6.2%
14,330,000	AbbVie, Inc., 2.500%-4.700%, 05/14/20-05/14/45	14,187,064	0.3
22,553,000	Actavis Funding SCS, 3.450%-4.850%, 03/15/22-06/15/44	22,123,040	0.5
3,650,000 #	BAT International Finance PLC, 3.500%, 06/15/22	3,698,220	0.1
2,606,000 #	Baxalta, Inc., 3.600%, 06/23/22	2,607,436	0.1
6,552,000 #	Baxalta, Inc., 4.000%, 06/23/25	6,522,418	0.1
2,494,000 #	Bayer US Finance LLC, 3.000%, 10/08/21	2,511,488	0.0
3,146,000	Becton Dickinson & Co., 3.734%, 12/15/24	3,136,924	0.0
7,948,000	Becton Dickinson and Co., 1.800%-2.675%, 12/15/17-12/15/19	7,950,686	0.2
3,000,000	HJ Heinz Co., 4.250%, 10/15/20	3,063,750	0.1
5,210,000 #	HJ Heinz Co., 2.800%, 07/02/20	5,215,351	0.1
9,070,000 #	HJ Heinz Co., 3.950%, 07/15/25	9,139,476	0.2

See Accompanying Notes to Financial Statements
69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,802,000 #	JM Smucker Co, 3.500%, 03/15/25	$3,720,569	0.1
16,976,000	Laboratory Corp. of America Holdings, 2.200%-3.200%, 08/23/17-02/01/22	16,893,203	0.4
5,843,000 #	Medtronic, Inc., 3.150%, 03/15/22	5,868,955	0.1
6,119,000 #	Medtronic, Inc., 3.500%, 03/15/25	6,106,126	0.1
4,439,000 #	Medtronic, Inc., 4.375%, 03/15/35	4,400,065	0.1
3,387,000 #	Medtronic, Inc., 4.625%, 03/15/45	3,424,152	0.1
10,070,000	Merck & Co., Inc., 2.350%, 02/10/22	9,739,261	0.2
8,260,000	Merck & Co., Inc., 1.850%-2.750%, 02/10/20-02/10/25	8,047,810	0.2
21,500,000 #	President and Fellows of Harvard College, 6.500%, 01/15/39	29,515,071	0.6
7,076,000	Synchrony Financial, 3.000%-3.750%, 08/15/19-08/15/21	7,129,756	0.2
4,000,000 #	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,120,400	0.1
3,222,000 #	WM Wrigley Jr Co., 2.400%, 10/21/18	3,268,397	0.1
97,437,000	Other Securities	97,283,080	2.2
		279,672,698	6.2
	Diversified: 0.1%
5,460,000	Other Securities	5,396,069	0.1
	Energy: 3.7%
3,700,000 #	Columbia Pipeline Group, Inc., 3.300%, 06/01/20	3,715,318	0.1
3,700,000 #	Columbia Pipeline Group, Inc., 4.500%, 06/01/25	3,651,689	0.1
4,760,000 #	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,422,511	0.1
159,205,000	Other Securities(a)	154,149,963	3.4
		165,939,481	3.7
	Financial: 10.4%
12,060,000	Air Lease Corp., 3.750%-4.250%, 04/01/21-09/15/24	12,070,188	0.3
30,315,000	Bank of America Corp., 3.950%-5.000%, 01/22/24-04/21/45	30,298,428	0.7
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
5,493,000 #	Barclays Bank PLC, 6.050%, 12/04/17	$5,982,294	0.1
5,766,000 #	BPCE SA, 5.150%, 07/21/24	5,851,043	0.1
21,638,000	Citigroup, Inc., 1.800%-6.675%, 02/05/18-09/13/43	22,783,005	0.5
12,047,000	Citizens Bank NA/Providence RI, 2.450%, 12/04/19	11,971,393	0.3
1,778,000 #	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,260,283	0.0
7,376,000 #	Credit Agricole SA, 4.375%, 03/17/25	7,080,370	0.1
13,581,000 #	Credit Suisse AG, 6.500%, 08/08/23	14,886,283	0.3
5,029,000 #	Credit Suisse Group Funding Guernsey Ltd., 3.750%, 03/26/25	4,843,651	0.1
8,150,000	Credit Suisse/New York NY, 1.750%, 01/29/18	8,117,547	0.2
11,823,000	Deutsche Bank AG/London, 1.875%, 02/13/18	11,788,678	0.3
4,483,000 #	Five Corners Funding Trust, 4.419%, 11/15/23	4,632,737	0.1
10,500,000	General Electric Capital Corp., 6.250%-7.125%, 12/15/49	11,995,500	0.3
23,745,000	Goldman Sachs Group, Inc., 2.600%-6.750%, 07/19/ 18-05/22/45	24,815,604	0.5
5,994,000 #	HBOS PLC, 6.750%, 05/21/18	6,657,560	0.1
2,300,000 #	International Lease Finance Corp., 6.750%, 09/01/16	2,423,625	0.0
3,437,000 #	International Lease Finance Corp., 7.125%, 09/01/18	3,840,848	0.1
22,790,000	JPMorgan Chase & Co., 3.875%-6.125%, 09/10/24-12/29/49	22,615,599	0.5
3,607,000 #	Mizuho Bank Ltd., 3.200%, 03/26/25	3,540,137	0.1
11,494,000	Morgan Stanley, 3.875%, 04/29/24	11,613,101	0.2
13,778,000	Morgan Stanley, 2.800%-4.300%, 06/16/20-01/27/45	13,423,943	0.3

See Accompanying Notes to Financial Statements
70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
3,455,000 #	Nordea Bank AB, 6.125%, 12/29/49	$3,419,369	0.1
2,757,000 #	RBS Citizens Financial Group, Inc., 4.150%, 09/28/ 22	2,816,413	0.1
7,787,000	Santander Bank NA, 2.000%, 01/12/18	7,787,047	0.2
4,370,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.250%, 10/28/25	4,168,040	0.1
3,698,000 #	Scentre Group Trust 1 / Scentre Group Trust 2, 3.500%, 02/12/25	3,631,155	0.1
4,487,000 #	Societe Generale SA, 4.250%, 04/14/25	4,220,961	0.1
3,787,000	Synchrony Financial, 2.700%, 02/03/20	3,741,715	0.1
4,072,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 2.700%, 09/17/19	4,078,849	0.1
5,719,000 #	WEA Finance LLC / Westfield UK & Europe Finance PLC, 3.750%, 09/17/24	5,654,999	0.1
21,713,000	Wells Fargo & Co., 2.150%-5.900%, 01/30/20-12/29/49	21,834,983	0.5
163,658,400	Other Securities	165,275,078	3.7
		470,120,426	10.4
	Industrial: 1.0%
4,853,000 #	AP Moeller - Maersk A/S, 2.550%, 09/22/19	4,887,481	0.1
3,940,000 #	Siemens Financieringsmaatschappij NV, 3.250%, 05/27/25	3,872,598	0.1
36,483,000	Other Securities	36,307,597	0.8
		45,067,676	1.0
	Technology: 1.6%
12,040,000	Apple, Inc., 1.550%, 02/07/20	11,792,614	0.3
7,590,000	Apple, Inc., 2.150%-2.500%, 02/09/22-02/09/25	7,218,732	0.1
14,506,000	Oracle Corp., 2.950%-4.125%, 07/15/23-05/15/45	14,089,513	0.3
3,690,000 #	Seagate HDD Cayman, 4.875%, 06/01/27	3,588,868	0.1
35,898,000	Other Securities	35,337,816	0.8
		72,027,543	1.6
	Utilities: 1.3%
4,390,000 #	Calpine Corp., 6.000%, 01/15/22	4,664,375	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
2,192,000 #	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	$2,540,309	0.1
48,551,000	Other Securities	49,845,063	1.1
		57,049,747	1.3
	Total Corporate Bonds/Notes (Cost $1,388,293,218)	1,391,251,922	30.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 10.5%
11,021,907	Alternative Loan Trust 2005-10CB, 0.687%, 05/25/35	9,323,243	0.2
5,054,434	Alternative Loan Trust 2005-6CB, 5.250%, 04/25/35	4,735,131	0.1
3,330,348	Alternative Loan Trust 2006-18CB A11, 0.687%, 07/25/36	2,374,948	0.1
3,315,000 #	American General Mortgage Loan Trust, 5.650%, 03/25/58	3,383,327	0.1
4,760,000 #	BAMLL Re-REMIC Trust 2015-FRR11, 1.903%, 09/27/44	4,348,741	0.1
3,050,000	Banc of America Commercial Mortgage Trust 2007-3 AJ, 5.749%, 06/10/49	3,167,021	0.1
4,190,000	Banc of America Commercial Mortgage Trust 2007-3 B, 5.749%, 06/10/49	4,261,779	0.1
2,510,000	Banc of America Commercial Mortgage Trust 2007-4 AJ, 6.003%, 02/10/51	2,617,226	0.1
5,040,243 #	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2004-4 G, 5.582%, 07/10/42	5,149,878	0.1
2,550,000	Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-6 C, 5.328%, 09/10/47	2,577,743	0.0
3,130,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.328%, 09/10/47	3,155,162	0.1
3,590,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.582%, 07/10/42	3,557,310	0.1
2,219,000 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	2,454,389	0.0
101,496 #	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.952%, 03/11/41	101,727	0.0

See Accompanying Notes to Financial Statements
71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,303,464	Banc of America Mortgage 2005-J Trust 2A4, 2.712%, 11/25/35	$1,207,816	0.0
96,345	Banc of America Mortgage Securities, Inc., 2.689%, 07/25/33	96,970	0.0
315,358 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.291%, 07/10/43	315,168	0.0
3,150,000 #	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.234%, 11/10/38	3,190,008	0.1
1,402,992	Banc of America Funding Corp., 2.699%-6.000%, 05/25/35-08/25/37	1,351,063	0.0
5,000,000 #	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.078%, 06/11/41	5,341,262	0.1
1,353,000	Bear Stearns Commercial Mortgage Securities Trust 2005-PWR8, 4.858%, 06/11/41	1,352,872	0.1
3,950,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.256%, 10/12/42	3,978,203	0.1
5,741,449	Bear Stearns Adjustable Rate Mortgage Trust, 2.410%-2.752%, 01/25/34-07/25/36	5,243,777	0.1
5,981,414	Bear Stearns Alternative-A Trust, 2.584%-2.720%, 05/25/35-11/25/36	4,813,019	0.1
3,985,870 #	Beckman Coulter, Inc. 2000-A A, 7.498%, 12/15/18	4,382,464	0.1
920,280	Citicorp Mortgage Securities, Inc., 5.500%, 08/25/36	953,244	0.0
8,285,000 #	Citigroup Commercial Mortgage Trust 2012-GC8, 4.877%, 09/10/45	8,284,834	0.2
719,919	Citimortgage Alternative Loan Trust, 6.000%, 02/25/37	640,988	0.0
17,770,896	Citigroup Mortgage Loan Trust, Inc., 2.570%-5.500%, 09/25/35-09/25/37	17,290,689	0.4
5,000,000 #	COMM 2007-C9 Mortgage Trust, 0.879%, 12/10/49	4,865,138	0.1
28,294,475 ^	COMM 2012-CCRE4 XA Mortgage Trust, 2.103%, 10/15/45	2,714,538	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
49,131,009 ^	COMM 2012-CCRE5 XA Mortgage Trust, 2.024%, 12/10/45	$4,272,413	0.1
55,991,461 ^	Commercial Mortgage Pass Through Certificates, 1.590%, 03/10/47	4,609,844	0.1
3,454,000	Commercial Mortgage Trust 2007-GG11 AJ, 6.254%, 12/10/49	3,599,859	0.1
61,076,905 ^	Commercial Mortgage Trust, 1.418%, 08/10/46	4,119,185	0.1
88,252,279 ^	Commercial Mortgage Trust, 1.575%, 10/10/46	6,998,953	0.1
65,166,000 #,^	Commercial Mortgage Trust, 0.748%, 10/15/45	2,641,041	0.0
2,730,000	Commercial Mortgage Trust, 5.380%, 07/15/44	2,746,108	0.1
1,579,471 ^	Countrywide Alternative Loan Trust, 4.813%, 05/25/35	173,359	0.0
2,497,909 #	Countrywide Commercial Mortgage Trust 2007-MF1, 6.274%, 11/12/43	2,605,069	0.1
6,649,809	Countrywide Home Loan Mortgage Pass-through Trust, 2.429%, 11/25/34	6,329,894	0.1
11,961,384	Countrywide Alternative Loan Trust, 0.307%-5.500%, 12/25/35-06/25/36	10,665,841	0.2
3,270,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4, 6.147%, 09/15/39	3,398,697	0.1
202,994#	Credit Suisse First Boston Mortgage Securities Corp. 2003-C4 J, 5.322%, 08/15/36	203,195	0.0
1,222,540#	Credit Suisse First Boston Mortgage Securities Corp., 5.861%, 04/12/49	1,221,137	0.0
3,450,000#	DBUBS 2011-LC2 Mortgage Trust, 5.640%, 07/10/44	3,615,398	0.1
4,177,661#	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1, 4.345%, 06/27/37	4,188,176	0.1
12,995,817	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, 0.307%-0.377%, 08/25/36-10/25/36	8,813,492	0.2
5,063,000	Fannie Mae Connecticut Avenue Securities 2013-CO1 M2, 4.737%, 02/25/25	5,119,921	0.1

See Accompanying Notes to Financial Statements
72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,810,000	Fannie Mae Connecticut Avenue Securities 2014-C03 2M2, 3.087%, 07/25/24	$3,530,195	0.1
4,260,000	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.187%, 05/25/25	4,168,546	0.1
2,660,000	Fannie Mae Connecticut Avenue Securities 2015-C02 2M2, 4.187%, 05/25/25	2,597,925	0.1
4,122,000	Fannie Mae Connecticut Avenue Securities 2015-CO1 M2, 4.487%, 02/25/25	4,127,381	0.1
6,110,000	Fannie Mae Connecticut Avenue Securities, 5.087%, 11/25/24	6,311,447	0.1
120,052,612 ^	Fannie Mae Series 2011-M3 X, 0.154%, 07/25/21	1,811,018	0.0
24,271,450 ^	First Horizon Alternative Mortgage Securities, 4.513%, 01/25/36	2,794,190	0.1
3,490,017 ^	First Horizon Alternative Mortgage Securities, 6.513%, 12/25/36	880,386	0.0
17,841,405 ^	Freddie Mac Series K015 X3, 2.886%, 08/25/39	2,609,341	0.0
3,320,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-HQ3 M3, 4.937%, 10/25/24	3,449,211	0.1
3,300,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M2, 2.387%, 03/25/25	3,279,408	0.1
3,700,000	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQ1 M3, 3.987%, 03/25/25	3,652,910	0.1
7,650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, 4.337%, 01/25/25	7,783,531	0.2
652,102,659 #,^	FREMF Mortgage Trust, 0.100%, 12/25/44	3,344,634	0.1
215,739 #	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	216,304	0.0
99,912,494 ^	GS Mortgage Securities Corp. II 2012-GCJ9 XA, 2.507%, 11/10/45	10,917,618	0.2
15,115,552 ^	GS Mortgage Securities Corp. II, 1.710%, 11/10/46	1,094,466	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
20,618,102 ^	GS Mortgage Securities Corp. II, 2.724%, 05/10/45	$2,100,873	0.1
6,410,000 #	GS Mortgage Securities Trust 2010-C2, 5.396%, 12/10/43	6,711,174	0.2
4,768,863	HomeBanc Mortgage Trust 2005-3, 0.497%, 07/25/35	4,433,503	0.1
3,985,154	HomeBanc Mortgage Trust 2006-2 A2, 0.407%, 12/25/36	3,486,344	0.1
12,988,419	Homebanc Mortgage Trust, 0.427%, 07/25/35	12,018,807	0.3
788,962	Homebanc Mortgage Trust, 1.047%, 08/25/29	742,903	0.0
19,880,000 #,^	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9 XB, 0.443%, 12/15/47	467,051	0.0
1,270,000 #	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.740%, 05/15/41	1,324,939	0.0
91,061,897 ^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.762%, 01/15/46	1,893,423	0.0
2,832,956 #	JP Morgan Chase Commercial Mortgage Securities Trust 2003-LN1 H, 5.623%, 10/15/37	2,846,027	0.1
2,740,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC10, 5.097%, 01/12/37	2,734,727	0.1
3,809,000	JP Morgan Chase Commercial Mortgage Securities Trust 2004-CIBC9 E, 5.847%, 06/12/41	3,720,942	0.1
2,260,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8, 5.618%, 05/15/45	2,268,931	0.1
5,993,123	JP Morgan Mortgage Trust 2005-S3, 6.000%, 01/25/36	5,386,685	0.1
61,985	JP Morgan Mortgage Trust, 5.750%, 01/25/36	55,400	0.0
39,375,113 #,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	475,242	0.0

See Accompanying Notes to Financial Statements
73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,310,000 #	LB-UBS Commercial Mortgage Trust 2005-C1 G, 5.454%, 02/15/40	$1,308,855	0.0
4,290,000	LB-UBS Commercial Mortgage Trust 2005-C3 E, 4.983%, 07/15/40	4,318,507	0.1
2,550,000 #	LB-UBS Commercial Mortgage Trust 2005-C5, 5.350%, 09/15/40	2,543,306	0.1
2,100,000	LB-UBS Commercial Mortgage Trust 2006-C4 D, 6.048%, 06/15/38	2,143,983	0.1
5,977,000	LB-UBS Commercial Mortgage Trust 2006-C4 E, 6.048%, 06/15/38	6,071,467	0.1
1,820,000	LB-UBS Commercial Mortgage Trust, 4.954%, 07/15/40	1,820,374	0.0
31,330,321 #,^	LB-UBS Commercial Mortgage Trust, 0.854%, 11/15/38	243,430	0.0
159,981,119 #,^	LB-UBS Commercial Mortgage Trust, 0.854%, 11/15/38	1,249,565	0.0
1,500,000 #	LB-UBS Commercial Mortgage Trust, 5.175%, 10/15/36	1,560,106	0.0
3,390,000 #	LB-UBS Commercial Mortgage Trust, 5.328%, 10/15/36	3,572,802	0.1
4,450,000 #	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,608,843	0.1
4,210,000 #	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,341,668	0.1
2,421,496 #	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	2,430,039	0.1
3,850,000 #	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5, 4.845%, 08/15/45	3,955,975	0.1
65,540,779 ^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.823%, 02/15/46	5,219,720	0.1
2,590,000 #	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,584,913	0.1
1,160,000 #	Morgan Stanley Capital I Trust 2008-TOP29, 6.460%, 01/11/43	1,205,374	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,305,000 #	Morgan Stanley Capital I Trust 2011-C1 D, 5.418%, 09/15/47	$3,568,582	0.1
3,325,000 #	Morgan Stanley Capital I Trust 2011-C1 E, 5.418%, 09/15/47	3,535,972	0.1
718,400 #	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	730,186	0.0
25,263 #	Morgan Stanley Capital I, 7.350%, 07/15/32	25,319	0.0
1,160,000 #	Morgan Stanley Dean Witter Capital I, 7.762%, 07/15/33	1,308,967	0.0
2,409,659	Morgan Stanley Mortgage Loan Trust 2006-3AR 2A1, 2.798%, 03/25/36	1,992,220	0.0
475,585 #	Morgan Stanley Re-REMIC Trust 2010-C30 A3B, 5.246%, 12/17/43	475,313	0.0
4,300,000 #	Morgan Stanley Re-REMIC Trust, 0.250%, 07/27/49	3,840,330	0.1
37,526 #	Nomura Asset Acceptance Corp., 6.842%, 02/19/30	37,174	0.0
3,390,963 #	N-Star Real Estate CDO Ltd. 2013-1A A, 2.037%, 08/25/29	3,389,268	0.1
2,775,151 #	RBSSP Resecuritization Trust, 0.435%, 02/26/37	2,618,055	0.0
33,654,663 #,^	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA, 2.276%, 08/10/49	3,436,976	0.1
9,554,000	Wachovia Bank Commercial Mortgage Trust 2005-C21 AM, 5.432%, 10/15/44	9,591,605	0.2
2,100,000 #	Wachovia Bank Commercial Mortgage Trust Series 2005-C17 G, 5.703%, 03/15/42	2,095,346	0.0
2,662,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.897%, 05/15/43	2,684,079	0.1
6,192,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ, 6.150%, 02/15/51	6,413,646	0.1
11,872,000	Wachovia Bank Commercial Mortgage Trust Series, 5.897%-6.150%, 05/15/43-02/15/51	12,016,800	0.3
638,958	WaMu Alternative Mortgage Pass-Through Certificates, 5.500%, 10/25/35	600,576	0.0

See Accompanying Notes to Financial Statements
74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,004,712	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 Trust, 2.021%, 12/25/36	$2,655,291	0.1
2,577,683	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 Trust, 1.943%, 04/25/37	2,249,392	0.0
4,537,670	WaMu Mortgage Pass-Through Certificates, 2.156%, 07/25/37	3,884,204	0.1
2,016,585	WaMu Mortgage Pass Through Certificates, 1.558%-1.740%, 10/25/36-06/25/42	1,701,814	0.0
2,721,946	Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.613%, 09/25/35	2,596,981	0.1
2,533,137	Wells Fargo Mortgage Backed Securities 2006-AR6 Trust 3A1, 2.581%, 03/25/36	2,466,091	0.0
2,785,594 #,^	Wells Fargo Mortgage Backed Securities Trust, 1.717%, 06/15/45	219,867	0.0
85,338	Wells Fargo Mortgage-Backed Securities Trust, 2.613%, 10/25/33	86,127	0.0
37,722,625 #,^	WFRBS Commercial Mortgage Trust 2012-C8 XA, 2.346%, 08/15/45	3,558,153	0.1
6,353,746	Wells Fargo Mortgage Backed Securities Trust, 2.621%-5.676%, 05/25/35-04/25/36	6,200,646	0.1
37,136,696	Other Securities	32,874,511	0.7
	Total Collateralized Mortgage Obligations (Cost $460,494,906)	471,819,160	10.5
ASSET-BACKED SECURITIES: 9.2%
	Automobile Asset-Backed Securities: 1.8%
2,410,000 #	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,449,234	0.1
2,680,000	AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,719,447	0.1
4,855,000	AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,844,982	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
4,270,000	AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	$4,384,071	0.1
5,470,000	AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	5,532,664	0.1
5,640,000 #	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,734,619	0.1
2,570,000 #	MMCA Automobile Trust, 1.920%, 12/16/19	2,600,186	0.1
2,360,000 #	MMCA Automobile Trust, 2.260%, 10/15/20	2,379,586	0.0
4,670,000	Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,656,298	0.1
3,135,000	Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,180,296	0.1
2,775,000	Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,875,970	0.1
10,500,000 #	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	10,925,633	0.2
7,030,000 #	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,447,565	0.2
4,650,000	Santander Drive Auto Receivables Trust 2014-3, 2.650%, 08/17/20	4,622,560	0.1
1,630,000 #	SunTrust Auto Receivables Trust 2015-1, 2.200%, 02/15/21	1,629,511	0.0
15,330,000	Other Securities	15,377,068	0.3
		81,359,690	1.8
	Home Equity Asset-Backed Securities: 0.3%
2,400,000	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.102%, 03/25/35	2,041,512	0.0
12,265,523	Other Securities	11,537,338	0.3
		13,578,850	0.3
	Other Asset-Backed Securities: 7.1%
7,500,000 #	1776 CLO Ltd. 2006-1A D, 2.026%, 05/08/20	7,451,663	0.2
2,000,000 #	American Homes 4 Rent 2015-SFR1, 5.639%, 04/17/45	2,082,684	0.0

See Accompanying Notes to Financial Statements
75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
5,150,000 #	Ares XII CLO Ltd. 2007-12A C, 2.282%, 11/25/20	$5,096,965	0.1
1,500,000 #	Ares XII CLO Ltd., 3.532%, 11/25/20	1,486,218	0.0
6,750,000 #	Atrium V, 0.966%, 07/20/20	6,525,090	0.2
1,750,000 #	Atrium V, 3.976%, 07/20/20	1,725,580	0.0
625,000 #	Babson CLO, Inc. 2005-III, 0.679%, 11/10/19	618,897	0.0
2,600,000 #	Babson CLO, Inc. 2005-III, 0.979%, 11/10/19	2,545,408	0.1
2,000,000 #	Babson CLO, Inc. 2005-III, 1.979%, 11/10/19	1,977,324	0.0
1,500,000	Babson Mid-Market CLO, Inc. 2007-II, 3.925%, 04/15/21	1,473,783	0.0
1,000,000 #	Babson Mid-Market CLO, Inc. 2007-II, 1.125%, 04/15/21	981,448	0.0
7,350,000 #	Babson Mid-Market CLO, Inc. 2007-II, 1.975%, 04/15/21	7,141,238	0.2
1,549,061 #	Black Diamond CLO 2005-1 Delaware Corp., 0.701%, 06/20/17	1,542,640	0.0
270,818 #	Black Diamond CLO Ltd., 0.631%, 06/20/17	270,503	0.0
1,250,000 #	BlackRock Senior Income Series V Ltd. 2007-5A D, 2.527%, 08/13/19	1,212,150	0.0
10,000,000 #	Bluemountain CLO III Ltd. 2007-3A C, 0.973%, 03/17/ 21	9,680,280	0.2
7,101,818 #	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T, 0.537%, 10/23/21	6,985,745	0.2
1,750,000 #	Callidus Debt Partners CLO Fund VI Ltd., 3.277%, 10/23/21	1,716,992	0.0
3,000,000 #	Canaras Summit CLO Ltd., 0.766%, 06/19/21	2,918,427	0.1
7,000,000 #	Canaras Summit CLO Ltd., 1.086%, 06/19/21	6,739,838	0.1
4,250,000 #	Carlyle High Yield Partners IX Ltd., 0.688%, 08/01/21	4,080,153	0.1
5,800,000 #	Carlyle High Yield Partners IX Ltd., 1.888%, 08/01/21	5,595,376	0.1
3,100,000 #	Castle Garden Funding, 1.034%, 10/27/20	3,047,018	0.1
3,550,000 #	Castle Garden Funding, 5.034%, 10/27/20	3,548,797	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,500,000 #	Castle Garden Funding, 6.560%, 10/27/20	$2,666,292	0.0
4,450,000 #	CIFC Funding 2006-I Ltd., 1.875%, 10/20/20	4,389,155	0.1
2,101,184 #	CIFC Funding 2006-I Ltd., 4.275%, 10/20/20	2,096,532	0.1
10,400,000 #	CIFC Funding 2006-II Ltd., 1.884%, 03/01/21	10,135,694	0.2
5,344,486 #	CIFC Funding 2006-II Ltd., 4.284%, 03/01/21	5,270,604	0.1
3,000,000 #	Clydesdale CLO 2006 Ltd, 0.954%, 12/19/18	2,903,745	0.1
4,700,000 #	ColumbusNova CLO IV Ltd 2007-2A C, 2.525%, 10/15/ 21	4,583,520	0.1
2,500,000 #	ColumbusNova CLO Ltd 2006-2A E, 4.029%, 04/04/18	2,470,840	0.0
2,500,000 #	ColumbusNova CLO Ltd 2006-II, 1.029%, 04/04/18	2,475,042	0.1
1,000,000 #	ColumbusNova CLO Ltd 2006-II, 1.779%, 04/04/18	981,708	0.0
3,100,000 #	Diamond Lake CLO Ltd., 1.883%, 12/01/19	3,032,280	0.1
6,500,000 #	Duane Street CLO II Ltd., 1.926%, 08/20/18	6,360,445	0.1
7,500,000 #	Eaton Vance CDO IX Ltd. 2007-9A D, 1.775%, 04/20/19	7,444,462	0.2
10,500,000 #	Eaton Vance CDO IX Ltd., 0.925%, 04/20/19	10,370,619	0.2
5,645,000 #	Fraser Sullivan CLO I Ltd., 2.086%, 03/15/20	5,530,694	0.1
5,100,000 #	Fraser Sullivan CLO II Ltd., 0.681%, 12/20/20	5,010,097	0.1
6,500,000 #	Fraser Sullivan CLO II Ltd., 1.001%, 12/20/20	6,357,949	0.1
3,250,000 #	Fraser Sullivan CLO II Ltd., 1.781%, 12/20/20	3,166,196	0.1
521,235 #	FRASR 2006-1A B 3/20, 0.756%, 03/15/20	520,054	0.0
1,600,000 #	Gale Force 3 CLO Ltd. 2007-3A D, 1.675%, 04/19/21	1,519,072	0.0
6,600,000 #	Gallatin CLO III 2007-1 Ltd., 1.524%, 05/15/21	6,591,743	0.2
2,875,000 #	GoldenTree Loan Opportunities III Ltd., 1.528%, 05/01/22	2,758,499	0.1

See Accompanying Notes to Financial Statements
76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,125,000 #	Goldentree Loan Opportunities V Ltd., 3.525%, 10/18/21	$4,124,827	0.1
2,500,000 #	Greens Creek Funding Ltd., 2.525%, 04/18/21	2,488,797	0.1
2,150,000 #	GSC Group CDO Fund VIII Ltd, 1.024%, 04/17/21	2,127,610	0.1
5,050,000 #	Gulf Stream - Compass CLO 2007-1A D Ltd., 3.729%, 10/28/19	5,052,914	0.1
3,825,000 #	Gulf Stream - Compass CLO, 2.279%, 10/28/19	3,825,161	0.1
1,900,000 #	Gulf Stream-Rashinban CLO 2006-1A C Ltd., 0.962%, 11/26/20	1,850,630	0.0
2,600,000 #	Invitation Homes Trust 2014-SFR2 E, 3.335%, 06/17/32	2,543,085	0.1
1,200,000 #	Katonah IX CLO Ltd., 0.997%, 01/25/19	1,168,876	0.0
2,975,711 #	Kennecott Funding Ltd., 2.076%, 01/13/18	2,965,103	0.1
4,250,000 #	Kingsland III Ltd., 0.932%, 08/24/21	4,072,099	0.1
1,500,000 #	Landmark IX CDO Ltd., 1.725%, 04/15/21	1,435,226	0.0
1,250,000 #	LCM V Ltd., 3.681%, 03/21/19	1,222,823	0.0
1,500,000 #	LCM V Ltd, 1.631%, 03/21/19	1,446,463	0.1
1,800,000 #	LightPoint CLO V, 0.989%, 08/05/19	1,771,825	0.0
2,000,000 #	LightPoint CLO V, 1.859%, 08/05/19	1,968,180	0.1
5,500,000 #	Madison Park Funding II Ltd. 2006-2A D, 5.031%, 03/25/20	5,411,406	0.1
1,500,000 #	Madison Park Funding III Ltd. 2006-3A D, 3.727%, 10/25/20	1,503,281	0.1
1,000,000 #	Madison Park Funding Ltd., 2.081%, 03/25/20	983,860	0.0
3,500,000 #	Madison Park Funding Ltd., 5.527%, 07/26/21	3,500,969	0.1
2,900,000 #	Momentum Capital Fund Ltd., 1.675%, 09/18/21	2,859,765	0.1
7,170,000 #	MSIM Peconic Bay Ltd., 2.275%, 07/20/19	7,131,820	0.2
416,881 #	Mountain Capital CLO V Ltd, 1.836%, 09/15/18	415,272	0.0
12,750,000 #	Muir Grove CLO Ltd. 2007-1A B, 2.277%, 03/25/20	12,742,388	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
4,650,000 #	Muir Grove CLO Ltd., 3.277%, 03/25/20	$4,603,556	0.1
2,500,000 #	Ocean Trails CLO I, 1.026%, 10/12/20	2,393,953	0.1
6,500,000 #	Progress Residential 2015-SFR2 Trust, 4.427%, 06/12/32	6,508,824	0.1
3,500,000 #	Race Point IV CLO Ltd., 1.028%, 08/01/21	3,491,289	0.1
1,600,000 #	Regatta Funding Ltd, 1.586%, 06/15/20	1,534,792	0.0
1,750,000 #	Sierra CLO II Ltd., 1.676%, 01/22/21	1,700,032	0.0
4,630,000 #	Springleaf Funding Trust 2015-A, 3.160%, 11/15/24	4,688,664	0.1
2,500,000 #	St James River CLO Ltd. 2007-1A D, 2.586%, 06/11/21	2,462,503	0.1
2,000,000 #	Telos CLO 2006-1A D Ltd., 1.976%, 10/11/21	1,960,556	0.0
1,400,000 #	Telos CLO 2006-1A E Ltd., 4.526%, 10/11/21	1,404,137	0.0
2,010,000 #	Trade MAPS 1 Ltd., 2.439%, 12/10/18	1,996,935	0.0
32,259,805	Other Securities	30,285,870	0.7
		318,722,950	7.1
	Total Asset-Backed Securities (Cost $410,280,909)	413,661,490	9.2
U.S. TREASURY OBLIGATIONS: 10.2%
	U.S. Treasury Bonds: 4.8%
172,000,000	2.125%, due 05/15/25	168,613,664	3.7
54,010,000	2.500%, due 02/15/45	47,317,837	1.1
		215,931,501	4.8
	U.S. Treasury Notes: 5.4%
40,306,000	0.625%, due 06/30/17	40,287,097	0.9
58,816,000	1.125%, due 06/15/18	59,008,975	1.3
44,471,000	1.500%, due 07/31/16	45,009,499	1.0
66,437,000	1.625%, due 06/30/20	66,374,682	1.5
17,882,000	1.875%, due 05/31/22	17,666,862	0.4
14,202,000	2.125%, due 06/30/22	14,248,597	0.3
		242,595,712	5.4
	Total U.S. Treasury Obligations (Cost $459,114,634)	458,527,213	10.2
U.S. GOVERNMENT AGENCY OBLIGATIONS: 34.6%
	Agency Collat CMO: 0.0%
5,460,926 ^	6.413%, due 09/25/40	1,061,148	0.0

See Accompanying Notes to Financial Statements
77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Bank: 0.0%
1,915,000	Other Securities	$1,854,666	0.0
	Federal Home Loan Mortgage Corporation: 11.2%##
13,600,000	1.000%, due 07/28/17	13,665,321	0.3
94,212,000 W	3.000%, due 07/01/43	93,656,293	2.1
152,057,000 W	3.500%, due 08/01/45	156,033,648	3.5
5,000,000 ^	4.000%, due 11/15/38	1,353,372	0.0
1,896,542 ^	4.000%, due 04/15/43	362,213	0.0
6,311,930 ^	4.500%, due 12/15/40	1,073,028	0.0
6,938,818 ^	4.500%, due 08/15/42	1,225,361	0.0
860,333 ^	4.954%, due 03/15/33	907,975	0.0
3,272,027 ^	5.000%, due 02/15/40	632,414	0.0
4,131,954 ^	5.000%, due 12/15/43	848,521	0.0
3,884,193 ^	5.500%, due 12/15/18	188,642	0.0
9,144,969	5.500%, due 02/15/36	10,256,504	0.2
21,252,975 ^	5.765%, due 08/15/43	4,715,504	0.1
4,097,373 ^	5.815%, due 05/15/36	430,224	0.0
5,572,930 ^	5.865%, due 07/15/40	876,488	0.0
27,717,603 ^	5.865%, due 01/15/41	4,511,591	0.1
13,413,828 ^	5.915%, due 09/15/44	2,674,382	0.1
41,921,080 ^	5.965%, due 03/15/44	6,784,688	0.2
27,447,312 ^	5.965%, due 03/15/44	4,576,507	0.1
957,233 ^	6.000%, due 04/15/33	241,656	0.0
16,624,234 ^	6.015%, due 07/15/39	2,472,855	0.1
18,386,588 ^	6.015%, due 10/15/39	3,085,109	0.1
3,636,669 ^	6.300%, due 06/15/36	591,457	0.0
12,665,929 ^	6.365%, due 05/15/41	2,779,418	0.1
30,105,269 ^	6.365%, due 11/15/41	6,735,660	0.2
4,400,855 ^	6.415%, due 09/15/33	841,352	0.0
10,413,915 ^	6.415%, due 03/15/35	1,544,389	0.0
6,543,250 ^	6.415%, due 12/15/39	834,296	0.0
16,484,188 ^	6.415%, due 01/15/40	2,761,101	0.1
23,060,678 ^	6.415%, due 09/15/42	5,316,155	0.1
15,866,020 ^	6.515%, due 11/15/25	2,202,457	0.0
13,149,859 ^	6.515%, due 04/15/40	2,392,742	0.1
3,142,533 ^	23.887%, due 01/15/36	1,712,681	0.0
155,642,097	0.536%-19.304%, due 08/23/17-06/01/45	166,836,608	3.7
		505,120,612	11.2
	Federal National Mortgage Association: 17.5%##
82,414,000 W	0.300%, due 08/01/44	81,894,081	1.8
13,462,308	0.387%, due 10/27/37	13,306,515	0.3
137,068,000 W	0.400%, due 08/01/45	144,899,606	3.2
11,700,000	0.875%, due 08/28/17	11,729,519	0.3
21,000,000	0.875%, due 12/20/17	20,982,591	0.5
49,148,000 W	2.500%, due 08/01/29	49,643,542	1.1
9,745,954 ^	3.000%, due 10/25/32	1,151,221	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
10,682,969	3.000%, due 05/01/43	$10,695,625	0.2
22,738,567	3.000%, due 07/01/43	22,758,537	0.5
16,627,181	3.000%, due 04/01/45	16,597,931	0.4
748,166 ^	3.500%, due 08/25/43	139,778	0.0
987,934 ^	4.000%, due 11/01/18	46,700	0.0
22,914,986	4.000%, due 12/01/39	24,302,682	0.5
8,313,556 ^	4.000%, due 09/25/41	1,189,427	0.0
1,119,995 ^	4.000%, due 08/25/43	221,959	0.0
13,378,000 W	4.500%, due 07/01/44	14,464,963	0.3
2,659,624 ^	5.000%, due 05/25/18	125,269	0.0
26,995,337 ^	5.000%, due 01/25/41	3,750,316	0.1
8,961,321 ^	5.000%, due 04/25/42	1,907,764	0.0
10,069,704	5.500%, due 06/01/38	11,298,380	0.3
9,081,229 ^	5.500%, due 11/25/40	1,974,720	0.0
31,871,517 ^	5.883%, due 11/25/40	4,336,601	0.1
26,861,294 ^	5.913%, due 10/25/42	5,633,351	0.1
34,561,154 ^	5.913%, due 12/25/42	6,946,792	0.2
701,549 ^	5.963%, due 03/25/42	116,549	0.0
16,566,080 ^	5.963%, due 11/25/42	3,874,818	0.1
15,459,644 ^	5.963%, due 02/25/43	3,768,288	0.1
1,687,994 ^	6.000%, due 08/25/33	415,745	0.0
20,131,781 ^	6.013%, due 06/25/33	4,456,363	0.1
12,403,742 ^	6.233%, due 06/25/40	2,130,132	0.1
6,022,582 ^	6.263%, due 02/25/42	1,042,659	0.0
7,469,929 ^	6.413%, due 10/25/40	1,433,283	0.0
13,711,530 ^	6.433%, due 06/25/40	2,387,893	0.1
13,455,182 ^	6.493%, due 10/25/35	2,590,123	0.1
2,080,151 ^	6.513%, due 08/25/26	281,884	0.0
7,268,952 ^	6.553%, due 01/25/37	1,520,767	0.0
17,260,687 ^	6.563%, due 10/25/35	3,171,651	0.1
271,849,694	0.687%-32.515%, due 06/01/16-07/01/45	297,485,477	6.6
14,128,000 W	3.000%, due 07/01/29	14,637,822	0.3
		789,311,324	17.5
	Government National Mortgage Association: 5.9%
123,677,000	3.500%, due 01/20/45	128,034,700	2.9
11,564,555 ^	4.000%, due 08/16/26	1,486,371	0.0
17,758,498	4.000%, due 03/20/45	18,939,646	0.4
7,350,903 ^	4.500%, due 12/20/37	532,940	0.0
4,647,459 ^	4.500%, due 05/20/40	679,250	0.0
3,334,075 ^	5.000%, due 11/20/39	551,530	0.0
11,445,174 ^	5.000%, due 01/20/40	2,906,061	0.1
7,525,611 ^	5.000%, due 03/20/40	1,245,178	0.0
4,037,531 ^	5.000%, due 10/20/40	686,380	0.0
10,697,243 ^	5.413%, due 06/20/44	2,219,880	0.1

See Accompanying Notes to Financial Statements
78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
24,604,924 ^	5.415%, due 04/16/44	$3,900,835	0.1
31,379,851 ^	5.500%, due 11/20/43	6,928,363	0.2
7,507,398 ^	5.663%, due 06/20/40	1,163,382	0.0
27,674,658 ^	5.863%, due 07/20/39	4,341,099	0.1
31,682,887 ^	5.915%, due 05/16/40	4,475,208	0.1
28,807,913 ^	6.000%, due 05/16/44	7,908,224	0.2
26,882,172 ^	6.013%, due 05/20/37	4,660,995	0.1
5,069,379 ^	6.013%, due 06/20/38	617,211	0.0
9,541,263 ^	6.013%, due 04/20/39	1,639,905	0.1
34,027,563 ^	6.015%, due 12/16/39	5,465,677	0.1
34,330,078 ^	6.015%, due 04/16/44	5,568,239	0.1
5,798,703 ^	6.113%, due 05/20/39	669,998	0.0
4,480,567 ^	6.213%, due 04/20/38	736,541	0.0
3,441,280 ^	6.315%, due 05/16/38	639,869	0.0
9,770,996 ^	6.315%, due 01/16/39	1,624,428	0.0
13,966,011 ^	6.433%, due 08/20/40	2,951,313	0.1
6,213,491 ^	6.465%, due 09/16/40	1,115,382	0.0
14,037,381 ^	6.483%, due 06/20/41	2,675,876	0.1
2,609,463 ^	6.585%, due 02/16/35	461,875	0.0
4,793,626 ^	6.813%, due 04/20/36	414,927	0.0
43,571,163	1.625%-24.623%, due 01/20/27-10/20/60	48,160,836	1.1
		263,402,119	5.9
	Total U.S. Government Agency Obligations (Cost $1,531,512,193)	1,560,749,869	34.6
FOREIGN GOVERNMENT BONDS: 0.5%
13,848,000	European Investment Bank, 1.000%, 03/15/18	13,820,955	0.3
10,705,000	Other Securities	10,661,810	0.2
	Total Foreign Government Bonds (Cost $24,311,761)	24,482,765	0.5

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 12.6%
	Affiliated Investment Companies: 12.6%
7,099,238	Voya Emerging Markets Corporate Debt Fund - Class P	69,430,552	1.5
10,882,452	Voya Emerging Markets Hard Currency Debt Fund - Class P	101,424,450	2.3
7,042,918	Voya Emerging Markets Local Currency Debt Fund - Class P	53,174,033	1.2
2,148,924	Voya Floating Rate Fund - Class P	21,618,171	0.5
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
13,078,888	Voya High Yield Bond Fund - Class P	$105,415,840	2.3
10,503,823	Voya Investment Grade Credit Fund - Class P	111,445,557	2.5
10,267,980	Voya Securitized Credit Fund - Class P	104,938,756	2.3
	Total Mutual Funds (Cost $593,382,834)	567,447,359	12.6
PREFERRED STOCK: 0.0%
	Financials: 0.0%
751 #,P	Ally Financial, Inc.	762,617	0.0
	Total Preferred Stock (Cost $722,838)	762,617	0.0
	Total Long-Term Investments (Cost $4,868,113,293)	4,888,702,395	108.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 7.6%
	Commercial Paper: 6.9%
5,000,000	American Elec Power, 0.220%, 07/15/15	4,999,550	0.1
15,000,000	American Elec Power, 0.250%, 07/13/15	14,998,650	0.4
5,000,000	Autozone Inc., 0.240%, 07/06/15	4,999,800	0.1
5,000,000	Autozone Inc., 0.260%, 07/20/15	4,999,300	0.1
4,000,000	Autozone Inc., 0.260%, 07/21/15	3,999,400	0.1
10,000,000	Campbell Soup Co., 0.300%, 09/17/15	9,993,600	0.2
5,000,000	Campbell Soup Co., 0.450%, 12/07/15	4,990,200	0.1
22,500,000	Consolidated Edison Inc., 0.180%, 07/06/15	22,499,325	0.5
61,558,000	Crown PT, 07/01/15	61,558,000	1.4
5,000,000	CVS Health, 0.270%, 07/31/15	4,998,850	0.1
10,000,000	CVS Health, 0.260%, 07/24/15	9,998,300	0.2
12,500,000	Duke Energy, 0.240%, 07/06/15	12,499,500	0.3
7,500,000	Duke Energy, 0.280%, 08/03/15	7,498,050	0.1
17,000,000	Kellogg Co., 0.260%, 07/10/15	16,998,810	0.4
10,000,000	Kroger, 0.260%, 07/20/15	9,998,600	0.2
34,500,000	Kroger, 0.240%, 07/01/15	34,499,770	0.8

See Accompanying Notes to Financial Statements
79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
6,000,000	McDonalds Corp., 0.180%, 07/14/15	$5,999,580	0.1
4,500,000	Mondelez Intl., 0.270%, 07/28/15	4,499,055	0.1
13,000,000	Mondelez Intl., 0.320%, 09/09/15	12,991,940	0.3
3,000,000	Mondelez Intl., 0.230%, 07/14/15	2,999,730	0.1
10,000,000	Monsanto Co., 0.290%, 08/10/15	9,996,800	0.2
5,000,000	Monsanto Co., 0.290%, 08/17/15	4,998,100	0.1
5,000,000	Monsanto Co., 0.300%, 08/24/15	4,997,750	0.1
20,000,000	NBC Universal Enterprise, 0.250%, 07/13/15	19,998,200	0.5
5,000,000	Virginia Electric & Power Co., 0.260%, 08/17/15	4,998,300	0.1
10,000,000	Virginia Electric & Power Co., 0.290%, 09/08/15	9,994,500	0.2
		311,003,660	6.9
	Securities Lending Collateralcc: 0.3%
3,333,273	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,333,287, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,399,938, due 07/15/15-05/20/65)	3,333,273	0.1
2,454,811	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,454,823, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,503,895, due 11/15/15-03/01/48)	2,454,811
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,333,300	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,333,316, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,399,966, due 01/15/17- 08/15/42)	$3,333,300	0.1
3,333,273	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,333,286, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,399,939, due 07/31/15-05/20/65)	3,333,273	0.1
1,580,131	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,580,140, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,612,339, due 01/15/17- 01/15/29)	1,580,131	0.0
		14,034,788	0.3

See Accompanying Notes to Financial Statements
80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
18,386,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $18,386,000)	$18,386,000	0.4
	Total Short-Term Investments (Cost $343,390,679)	343,424,448	7.6
	Total Investments in Securities (Cost $5,211,503,972)	$5,232,126,843	116.1
	Liabilities in Excess of Other Assets	(724,023,764)	(16.1)
	Net Assets	$4,508,103,079	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

P
Preferred Stock may be called prior to convertible date.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

^
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $5,214,949,560.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$80,496,831
Gross Unrealized Depreciation	(63,319,548)
Net Unrealized Appreciation	$17,177,283

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Mutual Funds	$567,447,359	$—	$—	$567,447,359
Preferred Stock	—	762,617	—	762,617
Corporate Bonds/Notes	—	1,391,251,922	—	1,391,251,922
Collateralized Mortgage Obligations	—	471,819,160	—	471,819,160
Short-Term Investments	18,386,000	325,038,448	—	343,424,448
U.S. Treasury Obligations	—	458,527,213	—	458,527,213
U.S. Government Agency Obligations	—	1,560,749,869	—	1,560,749,869
Asset-Backed Securities	—	413,661,490	—	413,661,490
Foreign Government Bonds	—	24,482,765	—	24,482,765
Total Investments, at fair value	$585,833,359	$4,646,293,484	$—	$5,232,126,843
Other Financial Instruments+
Centrally Cleared Swaps	—	14,700,651	—	14,700,651
Forward Foreign Currency Contracts	—	947,562	—	947,562
Futures	627,498	—	—	627,498
Total Assets	$586,460,857	$4,661,941,697	$—	$5,248,402,554

See Accompanying Notes to Financial Statements
81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(15,775,785)	$—	$(15,775,785)
Forward Foreign Currency Contracts	—	(2,024,444)	—	(2,024,444)
Futures	(5,614,222)	—	—	(5,614,222)
Total Liabilities	$(5,614,222)	$(17,800,229)	$—	$(23,414,451)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2015, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/14	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2015	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund – Class P	$67,321,662	$1,699,148	$—	$409,742	$69,430,552	$1,699,147	$—	$—
Voya Emerging Markets Hard Currency Debt Fund – Class P	127,656,962	3,231,026	(30,545,122)	1,081,584	101,424,450	3,231,026	(2,019,122)	—
Voya Emerging Markets Local Currency Debt Fund – Class P	55,850,342	—	—	(2,676,309)	53,174,033	—	—	—
Voya Floating Rate Fund – Class P	21,006,226	487,034	—	124,911	21,618,171	487,034	—	—
Voya High Yield Bond Fund – Class P	97,142,654	8,126,359	—	146,827	105,415,840	3,126,164	—	—
Voya Investment Grade Credit Fund – Class P	111,937,388	2,150,098	—	(2,641,929)	111,445,557	2,150,117	—	—
Voya Securitized Credit Fund – Class P	102,238,782	2,299,840	—	400,134	104,938,756	2,299,840	—	—
	$583,154,016	$17,993,505	$(30,545,122)	$(3,155,040)	$567,447,359	$12,993,328	$(2,019,122)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2015, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	19,957,775	Buy	08/14/15	$22,641,750	$22,263,345	$(378,405)
Barclays Bank PLC	Singapore Dollar	1,301,141	Buy	08/14/15	981,172	965,406	(15,766)
Goldman Sachs & Co.	EU Euro	19,960,164	Buy	08/14/15	22,641,750	22,266,011	(375,739)
Goldman Sachs & Co.	EU Euro	20,143,904	Buy	08/14/15	22,641,750	22,470,977	(170,773)
Goldman Sachs & Co.	EU Euro	20,141,933	Buy	08/14/15	22,641,750	22,468,778	(172,972)
Morgan Stanley	Czech Koruna	19,403,537	Buy	09/11/15	811,396	794,048	(17,348)
Morgan Stanley	EU Euro	3,402,925	Buy	08/14/15	3,861,729	3,796,039	(65,690)
							$(1,196,693)
Barclays Bank PLC	Japanese Yen	2,792,709,295	Sell	08/14/15	$22,641,750	$22,830,943	$(189,193)
Barclays Bank PLC	Turkish Lira	11,701,978	Sell	09/11/15	4,220,190	4,276,971	(56,781)
Citigroup, Inc.	Mexican Peso	78,679,027	Sell	09/11/15	5,145,295	4,980,266	165,029
Citigroup, Inc.	Philippine Peso	30,666,070	Sell	08/14/15	685,888	678,885	7,003
Deutsche Bank AG	EU Euro	20,300,476	Sell	08/14/15	22,641,750	22,645,636	(3,886)
Deutsche Bank AG	Japanese Yen	2,792,651,785	Sell	08/14/15	22,641,750	22,830,473	(188,723)
Deutsche Bank AG	Japanese Yen	2,792,742,352	Sell	08/14/15	22,641,750	22,831,213	(189,463)
Deutsche Bank AG	Romanian New Leu	2,063,414	Sell	09/11/15	523,778	513,522	10,256
Deutsche Bank AG	Malaysian Ringgit	20,214,909	Sell	08/14/15	5,629,796	5,365,973	263,823
See Accompanying Notes to Financial Statements
82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	EU Euro	20,291,243	Sell	08/14/15	22,641,750	22,635,337	6,413
Goldman Sachs & Co.	EU Euro	20,290,866	Sell	08/14/15	22,641,750	22,634,917	6,833
Goldman Sachs & Co.	EU Euro	20,292,692	Sell	08/14/15	22,641,750	22,636,953	4,797
Goldman Sachs & Co.	Japanese Yen	2,792,404,763	Sell	08/14/15	22,641,750	22,828,453	(186,703)
HSBC Bank PLC	Peruvian Nuevo Sol	6,689,361	Sell	09/11/15	2,085,212	2,081,890	3,322
JPMorgan Chase & Co.	Brazilian Real	10,946,559	Sell	09/11/15	3,488,387	3,429,908	58,479
JPMorgan Chase & Co.	Indonesian Rupiah	50,194,746,125	Sell	08/14/15	3,716,202	3,721,990	(5,788)
Morgan Stanley	Colombian Peso	6,651,495,118	Sell	09/11/15	2,603,325	2,533,016	70,309
Morgan Stanley	Chilean Peso	200,391,584	Sell	09/11/15	315,279	311,350	3,929
Morgan Stanley	South African Rand	56,586,342	Sell	09/11/15	4,585,356	4,592,570	(7,214)
Morgan Stanley	Hungarian Forint	884,306,740	Sell	09/11/15	3,233,860	3,121,629	112,231
Morgan Stanley	Polish Zloty	13,782,743	Sell	09/11/15	3,762,759	3,658,548	104,211
Morgan Stanley	Russian Ruble	225,086,922	Sell	09/11/15	4,079,140	3,975,945	103,195
Morgan Stanley	Thai Baht	142,019,697	Sell	08/14/15	4,226,148	4,198,416	27,732
							$119,811

At June 30, 2015, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 10-Year Note	437	09/21/15	$55,137,112	$411,542
U.S. Treasury 2-Year Note	570	09/30/15	124,794,375	215,956
U.S. Treasury Long Bond	137	09/21/15	20,665,594	(478,916)
U.S. Treasury Ultra Long Bond	917	09/21/15	141,275,312	(4,822,700)
			$341,872,393	$(4,674,118)
Short Contracts
U.S. Treasury 5-Year Note	(5,792)	09/30/15	(690,741,236)	(312,606)
			$(690,741,236)	$(312,606)

At June 30, 2015, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
	Clearinghouse	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 1.668%	Chicago Mercantile Exchange	10/30/19	USD	444,148,000	$(977,861)	$(977,861)
Receive a fixed rate equal to 2.000% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	11/05/19	USD	905,910,000	14,490,621	14,490,621
Receive a fixed rate equal to 2.408% and pay a floating rate based on the 3-month USD-LIBOR-BBA	Chicago Mercantile Exchange	10/30/24	USD	230,707,000	210,030	210,030
Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 2.760%	Chicago Mercantile Exchange	11/05/24	USD	480,130,000	(14,797,924)	(14,797,924)
					$(1,075,134)	$(1,075,134)

See Accompanying Notes to Financial Statements
83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of March 31, 2015 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$947,562
Interest rate contracts	Net Assets — Unrealized appreciation*	627,498
Interest rate contracts	Net Assets — Unrealized appreciation**	14,700,651
Total Asset Derivatives		$16,275,711
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$2,024,444
Interest rate contracts	Net Assets — Unrealized depreciation*	5,614,222
Interest rate contracts	Net Assets — Unrealized depreciation**	15,775,785
Total Liability Derivatives		$23,414,451

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2015 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$2,476,621	$—	$2,476,621
Foreign exchange contracts	—	455,350	—	—	—	455,350
Interest rate contracts	(4,404,986)	—	(14,955,841)	1,232,291	(1,886,618)	(20,015,154)
Total	$(4,404,986)	$455,350	$(14,955,841)	$3,708,912	$(1,886,618)	$(17,083,183)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Total
Credit contracts	$—	$—	$—	$(2,438,471)	$(2,438,471)
Foreign exchange contracts	—	(798,760)	—	—	(798,760)
Interest rate contracts	4,856,184	—	(7,929,475)	4,714,138	1,640,847
Total	$4,856,184	$(798,760)	$(7,929,475)	$2,275,667	$(1,596,384)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements
84

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2015:
	Barclays Bank PLC	Citigroup, Inc.	Deutsche Bank AG	Goldman Sachs & Co.	HSBC Bank PLC	JPMorgan Chase & Co.	Morgan Stanley	Totals
Assets:
Forward foreign currency contracts	$—	$172,032	$274,079	$18,043	$3,322	$58,479	$421,607	$947,562
Total Assets	$—	$172,032	$274,079	$18,043	$3,322	$58,479	$421,607	$947,562
Liabilities:
Forward foreign currency contracts	$640,145	$—	$382,072	$906,187	$—	$5,788	$90,252	$2,024,444
Total Liabilities	$640,145	$—	$382,072	$906,187	$—	$5,788	$90,252	$2,024,444
Net OTC derivative instruments by counterparty, at fair value	$(640,145)	$172,032	$(107,993)	$(888,144)	$3,322	$52,691	$331,355	(1,076,882)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(640,145)	$172,032	$(107,993)	$(888,144)	$3,322	$52,691	$331,355	$(1,076,882)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
85

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited)

Investment Type Allocation as of June 30, 2015 (as a percentage of net assets)

Certificates of Deposit	21.7%
Asset Backed Commercial Paper	18.7%
Other Note	17.9%
Financial Company Commercial Paper	13.5%
Government Agency Debt	9.4%
Investment Companies	8.0%
Treasury Debt	7.7%
Other Commercial Paper	1.7%
Government Agency Repurchase Agreement	1.3%
Assets in Excess of Other Liabilities	0.1%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†		Value	Percentage of Net Assets
Asset Backed Commercial Paper: 18.7%
5,200,000	Barton Capital LLC, 0.132%, due 07/02/15	$5,199,981	0.9
250,000	Barton Capital LLC, 0.203%, due 08/03/15	249,954	0.0
600,000	Barton Capital LLC, 0.216%, due 08/06/15	599,880	0.1
11,900,000 #	Barton Capital LLC, 0.265%, due 07/16/15	11,900,000	2.1
12,750,000	Concord Minutemen Capital Co., 0.238%, due 07/06/15	12,749,584	2.2
10,450,000	Concord Minutemen Capital Co., 0.325%, due 07/01/15	10,450,000	1.8
7,100,000	Crown Point Capital Co., 0.184%, due 07/06/15	7,099,825	1.2
16,500,000	Crown Point Capital Co., 0.325%, due 07/01/15	16,500,000	2.9
7,850,000	Jupiter Securitization Company LLC, 0.183%, due 07/06/15	7,849,804	1.4
9,200,000	Jupiter Securitization Company LLC, 0.284%, due 09/24/15	9,193,918	1.6
15,500,000	Old Line Funding LLC, 0.264%, due 07/07/15	15,499,328	2.7
7,700,000 #	Old Line Funding LLC, 0.305%, due 07/20/15	7,700,000	1.4
2,000,000	Thunder Bay Funding LLC, 0.162%, due 07/01/15	2,000,000	0.4
	Total Asset Backed Commercial Paper (Cost $106,992,274)	106,992,274	18.7

Principal Amount†		Value	Percentage of Net Assets
Certificates of Deposit: 21.7%
10,150,000	Bank of Tokyo - Mitsubishi UFJ NY, 0.250%, due 08/05/ 15	$10,150,492	1.8
5,050,000 #	Barton Capital LLC, 0.214%, due 07/15/15	5,050,000	0.9
7,400,000	Credit Suisse New York, 0.230%, due 08/03/15	7,400,000	1.3
10,250,000	Mizuho Bank Ltd./NY, 0.250%, due 08/03/15	10,250,469	1.8
350,000	Mizuho Bank Ltd./NY, 0.260%, due 07/13/15	350,007	0.1
6,900,000	Mizuho Bank Ltd./NY, 0.260%, due 08/07/15	6,900,212	1.2
5,250,000	Mizuho Bank Ltd./NY, 0.270%, due 07/31/15	5,250,262	0.9
6,850,000	Nordea Bank Finland NY, 0.185%, due 07/07/15	6,850,040	1.2
16,250,000	Nordea Bank Finland NY, 0.214%, due 07/15/15	16,250,000	2.8
7,450,000	Skandinav Enskilda Bank NY, 0.250%, due 07/02/15	7,450,019	1.3
2,000,000	Skandinaviska Enskilda Banken AB, 0.122%, due 07/07/15	1,999,960	0.4
10,800,000	Sumitomo Mitsui Bank NY, 0.160%, due 07/06/15	10,800,000	1.9
12,000,000	Sumitomo Mitsui Bank NY, 0.180%, due 07/06/15	12,000,000	2.1
1,200,000	Svenska Handelsbanken NY, 0.190%, due 07/01/15	1,200,000	0.2
750,000	Svenska Handelsbanken NY, 0.205%, due 08/06/15	750,034	0.1
21,250,000 #	Thunder Bay Funding LLC, 0.288%, due 07/13/15	21,250,000	3.7
	Total Certificates of Deposit (Cost $123,901,495)	123,901,495	21.7
Financial Company Commercial Paper: 13.5%
14,500,000 #	Australia & New Zealand Banking Group Ltd., 0.338%, due 07/20/15	14,500,000	2.5
13,000,000	Bank of Tokyo - Mitsubishi UFJ NY, 0.167%, due 07/01/ 15	13,000,000	2.3
15,500,000	Credit Suisse New York, 0.260%, due 07/02/15	15,499,890	2.7
500,000	Nordea Bank AB, 0.203%, due 07/06/15	499,986	0.1
5,000,000	PNC Bank NA, 0.203%, due 07/01/15	5,000,000	0.9

See Accompanying Notes to Financial Statements
86

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
Financial Company Commercial Paper: (continued)
4,500,000	Skandinaviska Enskilda Banken AB, 0.152%, due 07/06/15	$4,499,906	0.8
22,400,000	Societe Generale, 0.204%, due 08/03/15	22,395,876	3.9
1,235,000	Societe Generale, 0.234%, due 07/02/15	1,234,992	0.2
600,000	UBS Finance Delaware LLC, 0.203%, due 08/03/15	599,890	0.1
	Total Financial Company Commercial Paper (Cost $77,230,540)	77,230,540	13.5
Government Agency Debt: 9.4%
7,620,000 Z	Federal Home Loan Bank Discount Notes, 0.066%, due 08/14/15	7,619,398	1.3
2,000,000 Z	Federal Home Loan Bank Discount Notes, 0.066%, due 08/19/15	1,999,823	0.4
6,000,000 Z	Federal Home Loan Bank Discount Notes, 0.067%, due 08/21/15	5,999,439	1.0
12,170,000 Z	Federal Home Loan Bank Discount Notes, 0.071%, due 08/12/15	12,168,998	2.1
4,000,000 Z	Federal Home Loan Bank Discount Notes, 0.071%, due 08/05/15	3,999,728	0.7
750,000 Z	Federal Home Loan Bank Discount Notes, 0.081%, due 08/26/15	749,906	0.1
2,000,000 Z	Federal Home Loan Bank Discount Notes, 0.091%, due 09/15/15	1,999,620	0.3
500,000 Z	Freddie Mac Discount Notes, 0.056%, due 08/28/15	499,952	0.1
1,560,000 Z	Freddie Mac Discount Notes, 0.071%, due 07/24/15	1,559,930	0.3
2,000,000 Z	Freddie Mac Discount Notes, 0.071%, due 07/27/15	1,999,899	0.4
12,100,000 Z	Freddie Mac Discount Notes, 0.071%, due 09/17/15	12,098,165	2.1
3,250,000 Z	Freddie Mac Discount Notes, 0.117%, due 08/14/15	3,249,543	0.6
	Total Government Agency Debt (Cost $53,944,401)	53,944,401	9.4

Principal Amount†		Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 1.3%
7,204,000	Morgan Stanley Repurchase Agreement dated 6/30/2015, 0.07%, due 7/01/15, $7,204,014 to be received upon repurchase (Collateralized by $7,499,470, Various US Gov Agency Oblig, 0.0-2.83%, Market Value plus accrued interest $7,348,082 due 7/23/15-4/15/ 30)	$7,204,000	1.3
	Total Government Agency Repurchase Agreement (Cost $7,204,000)	7,204,000	1.3
Investment Companies: 8.0%
23,000,000	BlackRock Liquidity Funds, TempCash, Institutional, 0.088%, due 07/01/15	23,000,000	4.0
23,000,000	BlackRock Liquidity Funds, TempFund, Institutional, 0.084%, due 07/01/15	23,000,000	4.0
	Total Investment Companies (Cost $46,000,000)	46,000,000	8.0
Other Commercial Paper: 1.7%
3,000,000	Cargill, Inc., 0.081%, due 07/08/15	2,999,953	0.5
6,772,000	Cargill, Inc., 0.112%, due 07/06/15	6,771,897	1.2
	Total Other Commercial Paper (Cost $9,771,850)	9,771,850	1.7
Other Note: 17.9%
1,250,000	General Electric Capital Corp., 0.474%, due 07/10/15	1,251,365	0.2
11,600,000	JPMorgan Chase Bank NA, 0.356%, due 07/22/15	11,600,192	2.0
15,250,000 #	Royal Bank of Canada, 0.408%, due 07/01/15	15,250,000	2.7
12,000,000	Svenska Handelsbanken AB, 0.386%, due 07/07/15	12,000,000	2.1
3,000,000 #	Svenska Handelsbanken AB, 0.456%, due 07/06/15	3,000,000	0.5
11,350,000 #	Toronto-Dominion Bank, 2.200%, due 07/29/15	11,366,700	2.0
8,500,000	Toyota Motor Credit Corp., 0.302%, due 09/14/15	8,500,000	1.5

See Accompanying Notes to Financial Statements
87

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
Other Note: (continued)
16,750,000	Wells Fargo Bank NA, 0.380%, due 09/24/15	$16,750,000	2.9
7,825,000 #	Westpac Banking Corp., 1.375%, due 07/17/15	7,828,823	1.4
14,750,000	Westpac Banking Corp, 0.533%, due 07/28/15	14,750,000	2.6
	Total Other Note (Cost $102,297,080)	102,297,080	17.9
Treasury Debt: 7.7%
43,911,000	United States Treasury Bill, 0.065%, due 12/24/15	43,897,168	7.7
	Total Treasury Debt (Cost $43,897,168)	43,897,168	7.7
	Total Investments in Securities (Cost $571,238,808)	$571,238,808	99.9
	Assets in Excess of Other Liabilities	286,380	0.1
	Net Assets	$571,525,188	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z
Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Other Note	$—	$102,297,080	$—	$102,297,080
Government Agency Debt	—	53,944,401	—	53,944,401
Government Agency Repurchase Agreement	—	7,204,000	—	7,204,000
Treasury Debt	—	43,897,168	—	43,897,168
Other Commercial Paper	—	9,771,850	—	9,771,850
Certificates of Deposit	—	123,901,495	—	123,901,495
Financial Company Commercial Paper	—	77,230,540	—	77,230,540
Investment Companies	46,000,000	—	—	46,000,000
Asset Backed Commercial Paper	—	106,992,274	—	106,992,274
Total Investments, at fair value	$46,000,000	$525,238,808	$—	$571,238,808

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements
88

PORTFOLIO OF INVESTMENTS
Voya Money Market Portfolio	as of June 30, 2015 (Unaudited) (continued)

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2015.
Counterparty	Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Morgan Stanley	$7,204,000	$(7,204,000)	$—
Totals	$7,204,000	$(7,204,000)	$—

(1)
Collateral with a fair value of  $7,499,470 has been pledged in connection with the above repurchase agreement.

Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
See Accompanying Notes to Financial Statements
89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited)

Sector Diversification as of June 30, 2015 (as a percentage of net assets)

Financials	23.8%
Information Technology	17.0%
Industrials	16.6%
Consumer Discretionary	13.6%
Health Care	13.4%
Materials	4.4%
Energy	3.0%
Utilities	2.0%
Consumer Staples	2.0%
Exchange-Traded Funds	0.6%
Assets in Excess of Other Liabilities*	3.6%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.8%
	Consumer Discretionary: 13.6%
407,901 @	Belmond Ltd	$5,094,684	0.8
91,800	Cheesecake Factory	5,006,313	0.8
74,800	Childrens Place Retail Stores, Inc.	4,892,668	0.7
178,600	Finish Line, Inc.	4,968,652	0.8
60,400	Jack in the Box, Inc.	5,324,864	0.8
89,950	Monro Muffler Brake, Inc.	5,591,292	0.9
67,900	Papa John’s International, Inc.	5,133,919	0.8
48,300	Vail Resorts, Inc.	5,274,360	0.8
192,200	Wolverine World Wide, Inc.	5,473,856	0.8
1,279,430	Other Securities(a)	41,345,784	6.4
		88,106,392	13.6
	Consumer Staples: 2.0%
333,810	Other Securities	12,667,438	2.0
	Energy: 3.0%
106,300 @	Carrizo Oil & Gas, Inc.	5,234,212	0.8
2,495,742	Other Securities(a)	14,526,052	2.2
		19,760,264	3.0
	Financials: 23.8%
124,535 @	Encore Capital Group, Inc.	5,322,626	0.8
98,603	Evercore Partners, Inc.	5,320,618	0.8
161,979	First American Financial Corp.	6,027,239	0.9
153,518	LaSalle Hotel Properties	5,443,748	0.9
185,300	MB Financial, Inc.	6,381,732	1.0
111,100	PacWest Bancorp	5,195,036	0.8
349,700	Radian Group, Inc.	6,560,372	1.0
33,533 @	Signature Bank	4,908,896	0.8
78,200	South State Corp.	5,942,418	0.9
100,785 @	Stifel Financial Corp.	5,819,326	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
34,624 @	SVB Financial Group	$4,985,163	0.8
124,700	Webster Financial Corp.	4,931,885	0.8
3,329,388	Other Securities	86,740,588	13.4
		153,579,647	23.8
	Health Care: 13.4%
82,249 @	Amsurg Corp.	5,753,317	0.9
98,100 @	Greatbatch, Inc.	5,289,552	0.8
151,949	Healthsouth Corp.	6,998,771	1.1
94,800	Hill-Rom Holdings, Inc.	5,150,484	0.8
80,480	Steris Corp.	5,186,131	0.8
61,700 @	WellCare Health Plans, Inc.	5,234,011	0.8
1,448,839	Other Securities(a)	52,902,282	8.2
		86,514,548	13.4
	Industrials: 16.6%
140,700	Barnes Group, Inc.	5,485,893	0.8
205,600	Brady Corp.	5,086,544	0.8
89,000	Clarcor, Inc.	5,539,360	0.9
151,517	Healthcare Services Group, Inc.	5,007,637	0.8
73,700	Orbital ATK, Inc.	5,406,632	0.8
86,900	Toro Co.	5,890,082	0.9
106,100	Watts Water Technologies, Inc.	5,501,285	0.9
93,200	Woodward, Inc.	5,125,068	0.8
1,967,630	Other Securities	64,005,631	9.9
		107,048,132	16.6
	Information Technology: 17.0%
127,012 @	Blackhawk Network Holdings, Inc.	5,232,895	0.8
162,866 @	Cardtronics, Inc.	6,034,185	0.9
118,500 @	Commvault Systems, Inc.	5,025,585	0.8
185,100 @	Cornerstone OnDemand, Inc.	6,441,480	1.0
84,700	j2 Global, Inc.	5,754,518	0.9
63,200	Littelfuse, Inc.	5,997,048	0.9
184,800 @	Microsemi Corp.	6,458,760	1.0
87,600	Plantronics, Inc.	4,932,756	0.8
165,900 @	QLIK Technologies, Inc.	5,799,864	0.9
33,100 @	Ultimate Software Group, Inc.	5,439,654	0.8
45,300 @	WEX, Inc.	5,162,841	0.8
1,761,745	Other Securities	47,543,687	7.4
		109,823,273	17.0
	Materials: 4.4%
327,100	Commercial Metals Co.	5,259,768	0.8
151,800	HB Fuller Co.	6,166,116	0.9
82,300	Minerals Technologies, Inc.	5,607,099	0.9
1,402,900	Other Securities	11,526,756	1.8
		28,559,739	4.4

See Accompanying Notes to Financial Statements
90

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: 2.0%
342,468	Other Securities	$12,991,226	2.0
	Total Common Stock (Cost $495,898,924)	619,050,659	95.8
EXCHANGE-TRADED FUNDS: 0.6%
26,900	Other Securities	3,358,734	0.6
	Total Exchange- Traded Funds (Cost $3,071,821)	3,358,734	0.6
	Total Long-Term Investments (Cost $498,970,745)	622,409,393	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc: 1.8%
2,764,674	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,764,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,819,967, due 07/15/15-05/20/65)	2,764,674	0.4
2,243,337	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,243,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,288,193, due 11/15/15-03/01/48)	2,243,337	0.4
2,764,700	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,764,713, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,819,994, due 01/15/17-08/15/42)	2,764,700	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,764,674	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,764,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,819,968, due 07/31/15-05/20/65)	$2,764,674	0.4
1,103,323	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,103,329, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,125,812, due 01/15/17-01/15/29)	1,103,323	0.2
		11,640,708	1.8
Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
26,134,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $26,134,000)	26,134,000	4.0
	Total Short-Term Investments (Cost $37,774,708)	37,774,708	5.8
	Total Investments in Securities (Cost $536,745,453)	$660,184,101	102.2
	Liabilities in Excess of Other Assets	(13,904,862)	(2.2)
	Net Assets	$646,279,239	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2015.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

See Accompanying Notes to Financial Statements
91

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

(a)
This grouping contains securities on loan.

Cost for federal income tax purposes is $539,803,744.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$151,756,724
Gross Unrealized Depreciation	(31,376,367)
Net Unrealized Appreciation	$120,380,357

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2015 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2015
Asset Table
Investments, at fair value
Common Stock*	$619,050,659	$—	$—	$619,050,659
Exchange-Traded Funds	3,358,734	—	—	3,358,734
Short-Term Investments	26,134,000	11,640,708	—	37,774,708
Total Investments, at fair value	$648,543,393	$11,640,708	$—	$660,184,101

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements
92

ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

APPROVAL OF AMENDED AND RESTATED INVESTMENT MANAGEMENT AGREEMENTS
At a meeting held on March 12, 2015, the Boards of Directors/Trustees (the “Board”) of Voya Balanced Portfolio, Inc., Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Variable Funds, and Voya Variable Portfolios, Inc. (each a “Registrant” and collectively, the “Registrants”), including a majority of Board members who have no direct or indirect interest in the advisory agreements (“Independent Directors/Trustees”) of Voya Balanced Portfolio, Voya Global Value Advantage Portfolio, Voya Growth and Income Portfolio, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, and Voya Small Company Portfolio (each a “Portfolio” and collectively, the “Portfolios”), each a Registrant or a series of a Registrant, approved amending and restating the Investment Management Agreements on behalf of the Portfolios with Voya Investments, LLC (the “Adviser”) so that, effective May 1, 2015, the terms of each Portfolio’s Investment Management Agreement and its Administration Agreement are combined under a single Amended and Restated Investment Management Agreement with a single management fee. The single management fee rate under each Portfolio’s Amended and Restated Investment Management Agreement does not exceed the former combined investment management and administrative services fee rates for the Portfolio and, under each Portfolio’s Amended and Restated Investment Management Agreement, there was no change to the investment management or administrative services provided or the fees charged to the Portfolio.
In connection with its review, the Board determined that it did not need to consider certain factors it typically considers during its review of the Portfolios’ advisory agreements because it had reviewed, among other matters, the nature, extent and quality of services being provided and, as applicable, actions taken in certain instances to improve the relationship between the costs and the quality of services being provided, on September 12, 2014, when it renewed the Agreements. On September 12, 2014, the Board concluded, in light of all factors it considered, to renew the Agreements and that the fee rates set forth in the Agreements were fair and reasonable. Among other factors considered at that meeting, the Board considered: (1) the nature, extent and quality of services provided under the Agreements; (2) the extent to which economies of scale are reflected in fee rate schedules under the Agreements; (3) the existence of any “fall-out” benefits to the Adviser and its affiliates; (4) a comparison of fee rates, expense ratios, and investment performance to those of similar funds; and (5) the costs incurred and profits realized by the Adviser and its affiliates with respect to their services to the Portfolios. A further description of the process followed by the Board in approving the Agreements on September 12, 2014, including the information reviewed, certain material factors considered and certain related conclusions reached, is set forth in the Portfolios’ annual report to shareholders for the period ended December 31, 2014.
On March 12, 2015, the Board, including the Independent Directors/Trustees, approved the Amended and Restated Investment Management Agreements. In analyzing whether to approve the Amended and Restated Investment Management Agreements, the Board did consider, among other things: (1) a memorandum and related materials outlining the terms of these Agreements and Management’s rationale for proposing the amendments that combine the terms of each Portfolio’s investment management and administrative services arrangements under a single agreement; (2) Management’s representations that, under the Amended and Restated Investment Management Agreements, there would be no change in the fees payable for the combination of advisory and administrative services provided to the Portfolios; (3) Management’s confirmation that the implementation of the Amended and Restated Investment Management Agreements would result in no change in the scope of services that the Adviser provides to the Portfolios and that the personnel who have provided administrative and advisory services to the Portfolios previously would continue to do so after the Amended and Restated Investment Management Agreements become effective; and (4) representations from Management that the combination of the Agreements better aligns the Portfolios’ contracts with the manner in which the Adviser and its affiliates provide such services to the Portfolios. In approving the amendments to the Portfolios’ Investment Management Agreements, different Board members may have given different weight to different individual factors and related conclusions.

93

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com

VPSAR-CAPAPALL         (0615-082515)

Item 2. Code of Ethics.
Not required for semi-annual filing.
Item 3. Audit Committee Financial Expert.
Not required for semi-annual filing.
Item 4. Principal Accountant Fees and Services.
Not required for semi-annual filing.
Item 5. Audit Committee of Listed Registrants.
Not required for semi-annual filing.
Item 6. Schedule of Investments.
Complete schedule of investments, as applicable, is included as part of the report to shareholders filed under Item 1 of this Form and filed herein, as applicable.

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.9%
	Consumer Discretionary: 3.9%
18,220 L	Ainsworth Game Technology Ltd.	$36,087	0.0
142,173 L	APN News & Media Ltd.	77,655	0.0
11,164	ARB Corp. Ltd.	112,135	0.1
71,878	Ardent Leisure Group	120,205	0.1
96,055	Aristocrat Leisure Ltd.	566,427	0.3
37,237	Automotive Holdings Group Ltd.	114,525	0.1
14,913	Breville Group Ltd.	71,434	0.0
10,600	Corporate Travel Management Ltd.	84,286	0.1
62,175	Crown Ltd.	584,197	0.3
36,000	Dick Smith Holdings Ltd.	57,685	0.0
10,359	Domino’s Pizza Enterprises Ltd.	284,471	0.2
128,171	Echo Entertainment Group Ltd.	430,258	0.2
391,983	John Fairfax Holdings Ltd.	246,067	0.1
9,260 L	Flight Centre Ltd.	243,380	0.1
13,192	G.U.D. Holdings Ltd.	90,095	0.1
56,520 L	G8 Education Ltd.	142,046	0.1
98,103	Harvey Norman Holdings Ltd.	340,655	0.2
17,541	Invocare Ltd.	163,436	0.1
15,957 L	JB Hi-Fi Ltd.	239,565	0.1
33,700	Kathmandu Holdings Ltd.	40,753	0.0
94,010 L	Myer Holdings Ltd.	88,524	0.1
49,691 L	Navitas Ltd.	163,960	0.1
5,424 @	News Corp.	75,936	0.0
110,043	Nine Entertainment Co. Holdings Ltd.	131,352	0.1
150,570	Pacific Brands Ltd.	37,095	0.0
15,025	Premier Investments Ltd.	147,734	0.1
7,877	REA Group Ltd.	237,596	0.1
20,066	Retail Food Group Ltd.	83,983	0.0
176,999	Seven West Media Ltd.	139,036	0.1
23,901	Sky Network Television Ltd.	98,935	0.1
29,059	SKYCITY Entertainment Group Ltd.	83,963	0.0
51,444	Slater & Gordon Ltd.	140,360	0.1
97,084	Southern Cross Media Group Ltd.	72,537	0.0
22,680 L	Super Retail Group Ltd.	159,611	0.1
135,677	TABCORP Holdings Ltd.	475,582	0.3
239,831	Tattersall’s Ltd.	687,658	0.4
276,308	Ten Network Holdings Ltd.	40,338	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
36,639	Trade Me Ltd.	$85,289	0.1
12,960 L	Village Roadshow Ltd.	63,219	0.0
		7,058,070	3.9
	Consumer Staples: 6.5%
66,410	Asaleo Care Ltd.	97,221	0.1
57,630	Australian Agricultural Co. Ltd.	54,866	0.0
22,545 L	Bega Cheese Ltd.	75,194	0.1
86,711	Coca-Cola Amatil Ltd.	611,655	0.3
29,974 L	GrainCorp Ltd.	197,353	0.1
148,280 L	Metcash Ltd.	126,167	0.1
11,647	Select Harvests Ltd.	98,719	0.1
23,439	Tassal Group Ltd.	60,235	0.0
105,440	Treasury Wine Estates Ltd.	404,924	0.2
184,499	Wesfarmers Ltd.	5,548,473	3.1
207,949	Woolworths Ltd.	4,321,033	2.4
		11,595,840	6.5
	Energy: 5.0%
87,987	Australian Worldwide Exploration Ltd.	82,134	0.1
180,718	Beach Petroleum Ltd.	146,326	0.1
44,321	Caltex Australia Ltd.	1,088,000	0.6
57,400	Drillsearch Energy Ltd.	45,812	0.0
31,391 L	Karoon Gas Australia Ltd.	54,452	0.0
81,881 @	Liquefied Natural Gas Ltd.	239,926	0.1
191,999	Oil Search Ltd.	1,055,360	0.6
182,172	Origin Energy Ltd.	1,681,321	0.9
214,704 @,L	Paladin Resources Ltd.	40,570	0.0
164,575	Santos Ltd.	993,653	0.6
150,057	Senex Energy Ltd.	32,469	0.0
96,051 L	Whitehaven Coal Ltd.	97,134	0.1
116,312	Woodside Petroleum Ltd.	3,069,092	1.7
35,937	WorleyParsons Ltd.	288,531	0.2
		8,914,780	5.0
	Financials: 46.7%
44,419	Abacus Property Group	99,956	0.0
485,516	AMP Ltd.	2,252,949	1.3
31,776	ASX Ltd.	977,253	0.5
453,616	Australia & New Zealand Banking Group Ltd.	11,257,480	6.3
57,346	Aveo Group	113,982	0.1
60,241	Bank of Queensland Ltd.	592,740	0.3
73,523	Bendigo Bank Ltd.	695,210	0.4
79,353 L	BWP Trust	187,062	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
92,592	Challenger Financial Services Group Ltd.	$479,960	0.3
72,917 @	Chapter Hall Units Contingent	—	—
51,249 L	Charter Hall Group	178,497	0.1
49,714	Charter Hall Retail REIT	162,454	0.1
267,213	Commonwealth Bank of Australia	17,523,040	9.8
52,226 L	Cover-More Group Ltd.	95,795	0.0
208,552	Cromwell Property Group	164,844	0.1
157,612	Dexus Property Group	886,885	0.5
536,388	Federation Centres Ltd	1,206,933	0.7
36,385 L	FlexiGroup Ltd./Australia	81,605	0.0
50,692	Genworth Mortgage Insurance Australia Ltd.	122,583	0.1
256,138 L	Goodman Group	1,237,067	0.7
289,639 L	GPT Group	954,843	0.5
28,212	Growthpoint Properties Australia Ltd.	68,131	0.1
119,391	Henderson Group PLC	488,076	0.3
100,797 L	Investa Office Fund	295,277	0.2
384,380	Insurance Australia Group Ltd.	1,652,596	0.9
43,356	IOOF Holdings Ltd.	300,237	0.2
87,057	Lend Lease Corp., Ltd.	1,006,577	0.6
54,749	Macquarie Group Ltd.	3,430,327	1.9
20,720	Magellan Financial Group Ltd.	277,439	0.1
452,073 @	Medibank Pvt Ltd.	700,494	0.4
599,480	Mirvac Group	854,069	0.5
429,220	National Australia Bank Ltd.	11,024,136	6.2
49,981	National Storage REIT	64,553	0.0
35,890 L	Ozforex Group Ltd.	61,281	0.0
7,750	Perpetual Ltd.	288,556	0.2
35,146	Platinum Asset Management Ltd.	202,548	0.1
224,058	QBE Insurance Group Ltd.	2,359,357	1.3
873,989	Scentre Group	2,524,702	1.4
118,425	Shopping Centres Australasia Property Group	194,328	0.1
113,897	Steadfast Group Ltd.	141,716	0.1
385,550	Stockland	1,217,462	0.7
211,197	Suncorp Group Ltd	2,185,062	1.2
313,797	Westfield Corp.	2,204,030	1.2
512,260	Westpac Banking Corp.	12,674,373	7.1
		83,486,465	46.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 5.9%
25,232	Ansell Ltd.	$468,082	0.3
9,281	Cochlear Ltd.	573,552	0.3
76,524	CSL Ltd.	5,101,587	2.9
21,758 @	Estia Health Ltd.	100,724	0.1
13,128	Fisher & Paykel Healthcare Corp. Ltd.	61,498	0.0
15,795 L	Greencross Ltd.	69,927	0.0
176,282	Healthscope Ltd.	369,128	0.2
40,556	Japara Healthcare Ltd.	80,344	0.0
117,825	Mayne Pharma Group Ltd.	89,322	0.0
31,969 L	Mesoblast Ltd.	92,596	0.1
82,131	Primary Health Care Ltd.	318,779	0.2
21,164	Ramsay Health Care Ltd.	1,002,496	0.6
21,481 @	Regis Healthcare Ltd.	85,402	0.0
123,966	ResMed, Inc.	688,435	0.4
188,707	Sigma Pharmaceuticals Ltd.	111,976	0.1
8,945	Sirtex Medical Ltd.	200,140	0.1
65,891	Sonic Healthcare Ltd.	1,085,008	0.6
10,343	Virtus Health Ltd.	42,812	0.0
		10,541,808	5.9
	Industrials: 7.0%
64,717	ALS Ltd.	291,643	0.2
160,108	Asciano Group	820,436	0.5
348,647	Aurizon Holdings Ltd.	1,377,267	0.8
27,799	Bradken Ltd.	30,744	0.0
256,647	Brambles Ltd.	2,093,657	1.2
17,906	Cabcharge Australia Ltd.	50,535	0.0
25,960 L	Cardno Ltd.	64,721	0.0
16,538	CIMIC Group Ltd.	277,048	0.2
7,353	Credit Corp. Group Ltd.	69,048	0.0
71,363	Downer EDI Ltd.	262,669	0.1
44,574 L	GWA Group Ltd.	78,126	0.0
61,773	Macquarie Atlas Roads Group	151,379	0.1
11,085	McMillan Shakespeare Ltd.	103,306	0.1
60,421 L	Mermaid Marine Australia Ltd.	24,930	0.0
25,391 L	Mineral Resources Ltd.	129,083	0.1
14,883 L	Monadelphous Group Ltd.	107,336	0.1
360,530	Qantas Airways Ltd.	876,084	0.5
113,884	Qube Logistics Holdings Ltd.	206,246	0.1
50,970	Recall Holdings Ltd.	272,048	0.2
34,071	SAI Global Ltd.	109,351	0.1
56,490	Seek Ltd.	612,168	0.3
16,016	Seven Group Holdings Ltd.	80,707	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
137,017	Spotless Group Holdings Ltd.	$220,558	0.1
363,795 L	Sydney Airport	1,395,950	0.8
82,846	Transfield Services Ltd.	90,932	0.0
256,522	Transpacific Industries Group Ltd.	152,484	0.1
314,261 L	Transurban Group	2,253,132	1.3
26,467 L	UGL Ltd.	43,185	0.0
138,225	Veda Group Ltd.	236,331	0.1
231,429 @	Virgin Australia Holdings Ltd.	—	—
		12,481,104	7.0
	Information Technology: 0.7%
35,008	carsales.com Ltd.	274,689	0.2
83,586	Computershare Ltd.	752,816	0.4
20,823	Iress Market Technology Ltd.	162,337	0.1
32,872	Technology One Ltd.	92,351	0.0
		1,282,193	0.7
	Materials: 14.4%
72,981	Adelaide Brighton Ltd.	242,346	0.1
405,835	Alumina Ltd.	477,710	0.3
195,932	Amcor Ltd.	2,070,515	1.2
440,780	Arrium Ltd.	45,998	0.0
526,791	BHP Billiton Ltd.	10,745,933	6.0
92,783	BlueScope Steel Ltd.	214,119	0.1
128,487	Boral Ltd.	578,817	0.3
84,718	CSR Ltd.	237,637	0.1
62,557	DuluxGroup Ltd.	275,689	0.1
131,083	Evolution Mining Ltd.	117,031	0.1
32,524	Fletcher Building Ltd.	180,719	0.1
279,279 L	Fortescue Metals Group Ltd.	411,310	0.2
68,694	Iluka Resources Ltd.	406,237	0.2
275,055	Incitec Pivot Ltd.	815,468	0.5
37,795	Independence Group NL	121,594	0.1
72,783	James Hardie Industries SE	968,758	0.5
125,303	Newcrest Mining Ltd.	1,261,695	0.7
93,267 L	Northern Star Resources Ltd	159,783	0.1
29,076	Nufarm Ltd.	161,971	0.1
60,442 L	Orica Ltd.	992,149	0.6
198,079	Orora Ltd.	319,143	0.2
51,646	OZ Minerals Ltd.	158,376	0.1
28,037	Pact Group Holdings Ltd.	101,183	0.1
66,386 L	Regis Resources Ltd.	55,494	0.0
69,643	Rio Tinto Ltd.	2,880,910	1.6
25,468	Sandfire Resources NL	112,787	0.1
27,293	Sims Group Ltd.	218,295	0.1
47,279	Sirius Resources NL	119,848	0.1
873,490 @	South32 Ltd.	1,206,357	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
22,153 @,L	Syrah Resources Ltd.	$63,815	0.0
35,169	Western Areas Ltd	87,486	0.0
		25,809,173	14.4
	Telecommunication Services: 5.8%
25,581 L	iiNET Ltd.	187,532	0.1
29,447	M2 Group Ltd	242,818	0.1
34,870	Telecom Corp. of New Zealand Ltd.	66,588	0.0
2,006,855	Telstra Corp., Ltd.	9,497,556	5.3
48,096	TPG Telecom Ltd.	332,210	0.2
32,713 L	Vocus Communications Ltd.	145,452	0.1
		10,472,156	5.8
	Utilities: 2.0%
110,511	AGL Energy Ltd.	1,323,803	0.7
182,920	APA Group	1,161,828	0.7
271,290	AusNet Services	291,833	0.2
222,383	DUET Group	396,392	0.2
219,692	Spark Infrastructure Group	330,828	0.2
		3,504,684	2.0
	Total Common Stock (Cost $189,829,236)	175,146,273	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.4%
	Securities Lending Collateralcc: 4.3%
66,753	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $66,753, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $68,088, due 02/28/17- 05/15/44)	66,753	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Australia Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,823,265	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,823,272, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,859,730, due 07/15/15-05/20/65)	$1,823,265	1.0
1,823,265	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,823,274, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $1,859,721, due 11/15/15-03/01/48)	1,823,265	1.0
317,030	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.12%, due 07/01/15 (Repurchase Amount $317,031, collateralized by various U.S. Government Agency Obligations, 2.500%- 6.500%, Market Value plus accrued interest $323,371, due 07/01/18- 07/01/45)	317,030	0.2
1,823,300	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,823,308, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,859,766, due 01/15/17-08/15/42)	1,823,300	1.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,823,265	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,823,272, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $1,859,731, due 07/31/15-05/20/65)	$1,823,265	1.0
		7,676,878	4.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
1,987,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,987,000)	1,987,000	1.1
	Total Short-Term Investments (Cost $9,663,878)	9,663,878	5.4
	Total Investments in Securities (Cost $199,493,114)	$184,810,151	103.3
	Liabilities in Excess of Other Assets	(5,903,533)	(3.3)
	Net Assets	$178,906,618	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $204,641,609.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$15,043,692
Gross Unrealized Depreciation	(34,875,150)
Net Unrealized Depreciation	$(19,831,458)

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.1%
	Consumer Discretionary: 8.5%
1,470,000 L	Alibaba Pictures Group Ltd.	$569,377	0.1
164,000	Anta Sports Products Ltd.	397,753	0.1
39,344	Arcelik A/S	213,396	0.0
2,976,900	Astra International Tbk PT	1,575,716	0.3
267,400	Astro Malaysia Holdings Bhd	218,216	0.0
13,600	B2W Cia Digital	88,885	0.0
14,203	Bajaj Auto Ltd.	566,465	0.1
144,200	BEC World PCL	159,662	0.0
692,000	Belle International Holdings	797,203	0.1
11,474	Bharat Forge Ltd.	191,222	0.0
857	Bosch Ltd.	294,086	0.1
448,000	Brilliance China Automotive Holdings Ltd.	698,207	0.1
94,500 L	Byd Co., Ltd.	566,197	0.1
2,228	CCC SA	103,172	0.0
12,620	Cheil Communications, Inc.	195,364	0.0
245,650	Cheng Shin Rubber Industry Co. Ltd.	543,878	0.1
126,600	Chongqing Changan Automobile Co. Ltd.	323,306	0.1
31,083 @	Cyfrowy Polsat SA	195,404	0.0
48,500	Cyrela Brazil Realty SA	155,058	0.0
410,000	Dongfeng Motor Group Co., Ltd.	549,271	0.1
29,240	Eclat Textile Co. Ltd	479,778	0.1
29,100	El Puerto de Liverpool SAB de CV	336,055	0.1
42,500	Estacio Participacoes SA	245,368	0.0
34,000	Feng TAY Enterprise Co., Ltd.	197,335	0.0
4,548	Folli Follie Group	116,452	0.0
30,714	Foschini Group Ltd./The	401,499	0.1
795,000	Geely Automobile Holdings Ltd.	423,828	0.1
331,900	Genting Bhd	708,847	0.1
457,400	Genting Malaysia BHD	508,810	0.1
42,000	Giant Manufacturing Co., Ltd.	355,518	0.1
586,600	Global Mediacom Tbk PT	51,371	0.0
1,626,000	GOME Electrical Appliances Holdings Ltd.	358,319	0.1
152,500	Great Wall Motor Co. Ltd.	747,250	0.1
267,800	Grupo Televisa S.A.	2,079,188	0.4
17,710	Grupo Televisa SAB ADR	687,502	0.1
346,000	Guangzhou Automobile Group Co. Ltd.	320,016	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
185,000	Haier Electronics Group Co. Ltd.	$498,111	0.1
5,753	Halla Visteon Climate Control Corp.	198,714	0.0
11,251	Hankook Tire Co. Ltd.	423,133	0.1
1,200	Hanssem Co. Ltd.	302,150	0.1
7,391	Hero Honda Motors Ltd	292,799	0.1
487,751	Home Product Center PCL	97,302	0.0
37,000	Hotai Motor Co. Ltd.	524,303	0.1
4,864	Hotel Shilla Co. Ltd.	486,254	0.1
2,368	Hyundai Department Store Co. Ltd.	311,662	0.1
9,941	Hyundai Mobis	1,887,275	0.3
22,519	Hyundai Motor Co.	2,741,384	0.5
2,426	Hyundai Wia Corp.	223,558	0.0
28,679	Imperial Holdings Ltd.	436,710	0.1
68,460	Jollibee Foods Corp.	299,488	0.1
16,334	Jumbo SA	121,085	0.0
17,634	Kangwon Land, Inc.	584,329	0.1
38,879	Kia Motors Corp.	1,577,320	0.3
204,504	Kroton Educacional SA	781,418	0.1
15,474	LG Electronics, Inc.	654,243	0.1
20,100	Lojas Renner SA	734,412	0.1
1,644	Lotte Shopping Co. Ltd.	345,239	0.1
151	LPP SA	266,965	0.0
12,120	Mahindra & Mahindra Ltd.	243,892	0.0
41,511	Mahindra & Mahindra Ltd. GDR	842,673	0.1
304,900	Matahari Department Store Tbk PT	377,892	0.1
663,000	Media Nusantara Citra Tbk PT	96,326	0.0
33,850	Merida Industry Co. Ltd.	219,497	0.0
303,600	Minor International PCL	268,935	0.0
22,058	Motherson Sumi Systems Ltd.	179,219	0.0
35,893	Mr Price Group Ltd.	738,784	0.1
57,959	Naspers Ltd.	9,012,879	1.5
34,206	OPAP S.A.	272,798	0.1
6,333	Paradise Co. Ltd	136,433	0.0
353,000	POU Chen Corp.	503,553	0.1
89,081	Ruentex Industries Ltd.	203,949	0.0
72,295	SACI Falabella	505,123	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
92,000	Shenzhou International Group Holdings Ltd.	$447,446	0.1
1,095	Shinsegae Co., Ltd.	262,682	0.0
332,722	Steinhoff International Holdings Ltd.	2,105,705	0.4
849,700	Surya Citra Media Tbk PT	182,867	0.0
32,569	Tata Motors Ltd.	220,683	0.0
17,806 @	Tata Motors Ltd. ADR	613,773	0.1
60,316	Truworths International Ltd.	424,444	0.1
31,812	Tsogo Sun Holdings Ltd.	63,860	0.0
100,300	UMW Holdings Bhd	269,346	0.0
144,655	Woolworths Holdings Ltd./South Africa	1,172,153	0.2
8,188	Coway Co., Ltd.	670,380	0.1
150,000	Yulon Motor Co., Ltd.	174,023	0.0
84,198	Zee Telefilms Ltd.	485,966	0.1
		50,902,109	8.5
	Consumer Staples: 8.0%
29,104	Almacenes Exito SA	253,815	0.0
138,831 @	Ambev SA ADR	846,869	0.1
545,800	AMBEV SA	3,345,968	0.6
921	Amorepacific Corp.	169,263	0.0
4,909	Amorepacific Corp.	1,835,774	0.3
4,206	Amorepacific Group	703,871	0.1
32,862	Anadolu Efes Biracilik Ve Malt Sanayii AS	296,386	0.0
61,000	Arca Continental SAB de CV	346,420	0.1
32,500	Astra Agro Lestari Tbk PT	55,825	0.0
33,771	BIM Birlesik Magazalar AS	604,831	0.1
70,600	BRF - Brasil Foods SA	1,491,431	0.3
25,314 @	BRF SA ADR	529,316	0.1
20,300	British American Tobacco Malaysia Bhd	333,267	0.1
191,865	Cencosud SA	461,658	0.1
470,300	Charoen Pokphand Foods PCL	333,566	0.1
1,096,400	Charoen Pokphand Indonesia Tbk PT	225,592	0.0
221,000	China Agri-Industries Holdings Ltd.	125,777	0.0
706,000 L	China Huishan Dairy Holdings Co. Ltd	161,077	0.0
205,000	China Mengniu Diary Co., Ltd.	1,022,150	0.2
180,000	China Resources Enterprise	579,761	0.1
23,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar	543,061	0.1
23,801	Cia Cervecerias Unidas SA	252,599	0.0
1,211	CJ CheilJedang Corp.	478,385	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
65,100	Coca-Cola Femsa SAB de CV	$517,321	0.1
11,274	Coca-Cola Icecek AS	187,613	0.0
67,300	Controladora Comercial Mexicana SA de CV	210,881	0.0
688,900	CP ALL PCL	941,890	0.2
61,151	Dabur India Ltd.	268,661	0.0
3,129	E-Mart Co. Ltd.	647,723	0.1
18,604	Embotelladora Andina SA	62,921	0.0
11,461	Eurocash SA	113,788	0.0
180,400	Felda Global Ventures Holdings Bhd	77,821	0.0
6,017 @	Fomento Economico Mexicano SAB de CV ADR	536,054	0.1
204,600	Fomento Economico Mexicano SAB de CV UBD	1,822,948	0.3
344	GlaxoSmithKline Consumer Healthcare Ltd	33,881	0.0
17,105	Godrej Consumer Products Ltd.	332,312	0.1
28,400	Gruma SA de CV	366,350	0.1
234,700 @	Grupo Bimbo SAB de CV	606,405	0.1
49,900	Grupo Comercial Chedraui, S.A. de C.V.	141,819	0.0
99,300	Grupo Lala SAB de CV	207,666	0.0
73,900	Gudang Garam Tbk PT	249,442	0.0
110,000	Hengan International Group Co., Ltd.	1,305,710	0.2
113,253	Hindustan Lever Ltd.	1,629,965	0.3
51,400	Hypermarcas SA	374,783	0.1
186,700	Indofood CBP Sukses Makmur TBK PT	174,267	0.0
678,900	Indofood Sukses Makmur Tbk PT	334,070	0.1
427,000	IOI Corp. Bhd	459,480	0.1
331,995	ITC Ltd.	1,641,001	0.3
118,000	JBS SA	621,292	0.1
235,400	Kimberly-Clark de Mexico SA de CV	509,066	0.1
16,170	KT&G Corp.	1,375,708	0.2
65,700	Kuala Lumpur Kepong BHD	372,090	0.1
1,418	LG Household & Health Care Ltd.	982,949	0.2
114	Lotte Confectionery Co. Ltd.	198,408	0.0
5,400	M Dias Branco SA	142,230	0.0
38,058 @	Magnit PJSC GDR	2,116,939	0.4
22,647	Marico Ltd.	159,676	0.0
16,757	Massmart Holdings Ltd.	206,177	0.0
26,900	Natura Cosmeticos S.A.	240,786	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
3,785	Nestle India Ltd.	$377,561	0.1
530	Orion Corp.	497,001	0.1
36,093 L	Pick n Pay Stores Ltd.	170,546	0.0
76,000	PPB Group Bhd	304,208	0.0
83,000	President Chain Store Corp.	583,527	0.1
34,900	Raia Drogasil SA	450,015	0.1
67,661	Shoprite Holdings Ltd.	964,438	0.2
57,000	Souza Cruz S.A.	450,082	0.1
26,399	Spar Group Ltd.	411,533	0.1
30,720	Standard Foods Corp.	91,861	0.0
365,500 L	Sun Art Retail Group Ltd.	329,120	0.1
305,700	Thai Union Frozen Products PCL	196,909	0.0
24,310	Tiger Brands Ltd.	567,106	0.1
294,000	Tingyi Cayman Islands Holding Corp.	599,829	0.1
58,000	Tsingtao Brewery Co., Ltd.	351,648	0.1
26,784	Ulker Biskuvi Sanayi AS	186,881	0.0
228,400	Unilever Indonesia Tbk PT	675,223	0.1
625,201	Uni-President Enterprises Corp.	1,108,677	0.2
6,059	United Breweries Ltd.	88,714	0.0
7,294	United Spirits Ltd.	386,858	0.1
132,750	Universal Robina Corp.	570,800	0.1
44,533	Vina Concha y Toro SA	77,610	0.0
766,500	Wal-Mart de Mexico SAB de CV	1,872,177	0.3
884,000	Want Want China Holdings Ltd.	933,355	0.2
		47,412,434	8.0
	Energy: 7.7%
2,035,400	Adaro Energy Tbk PT	115,670	0.0
123,200	Banpu PCL	92,779	0.0
30,830	Bharat Petroleum Corp. Ltd.	425,447	0.1
80,807	Cairn India Ltd.	230,274	0.0
417,000 L	China Coal Energy Co. - Class H	248,671	0.0
272,000	China Oilfield Services Ltd.	432,555	0.1
3,727,600	China Petroleum & Chemical Corp.	3,198,511	0.5
490,500	China Shenhua Energy Co., Ltd.	1,117,080	0.2
2,604,000	CNOOC Ltd.	3,693,715	0.6
91,377	Coal India Ltd.	603,654	0.1
19,100	Cosan SA Industria e Comercio	154,380	0.0
692,876	Ecopetrol SA	460,106	0.1
62,831	Empresas COPEC SA	667,285	0.1
141,000	Energy Absolute PCL	97,928	0.0
23,606	Exxaro Resources Ltd.	168,758	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
176,000	Formosa Petrochemical Corp.	$451,845	0.1
284,258 @	Gazprom OAO ADR	1,498,040	0.3
1,146,133	Gazprom OAO	3,030,335	0.5
7,815	GS Holdings Corp.	347,753	0.1
8,017	Gulf International Services QSC	175,523	0.0
158,547	Inner Mongolia Yitai Coal Co.	227,673	0.0
1,568,700	IRPC PCL	207,594	0.0
502,000 L	Kunlun Energy Co. Ltd.	510,181	0.1
28,159 @	Lukoil OAO ADR	1,264,621	0.2
46,096	Lukoil OAO	2,064,905	0.3
5,772	MOL Hungarian Oil & Gas PLC	295,333	0.1
14,121 @	NovaTek OAO GDR	1,437,612	0.2
122,564	Oil & Natural Gas Corp., Ltd.	594,975	0.1
14,782	Oil India Ltd.	103,603	0.0
3,080,000	PetroChina Co., Ltd.	3,430,188	0.6
55,617 @	Petroleo Brasileiro SA ADR	453,835	0.1
449,700	Petroleo Brasileiro SA	2,035,084	0.3
37,200	Petronas Dagangan BHD	202,807	0.0
48,592 L	Polski Koncern Naftowy Orlen	954,402	0.2
274,335	Polskie Gornictwo Naftowe I Gazownictwo SA	481,667	0.1
204,500	PTT Exploration & Production PCL	657,798	0.1
147,600	PTT PCL	1,564,466	0.3
23,541	Reliance Industries Ltd.	369,374	0.1
85,534 @	Reliance Industries Ltd. GDR	2,664,384	0.5
179,786	Rosneft OAO	755,699	0.1
498,600	Sapurakencana Petroleum Bhd	311,429	0.1
81,225	Sasol Ltd.	3,007,740	0.5
9,418	SK Innovation Co. Ltd.	1,026,835	0.2
6,825	S-Oil Corp.	412,494	0.1
1,055,951	Surgutneftegas OAO	633,930	0.1
204,655	Tatneft OAO	1,099,822	0.2
136,400	Thai Oil PCL	221,600	0.0
19,621	Tupras Turkiye Petrol Rafine	497,070	0.1
55,600	Ultrapar Participacoes SA	1,174,733	0.2
268,000	Yanzhou Coal Mining Co., Ltd.	209,466	0.0
		46,081,629	7.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 27.9%
237,149	Abu Dhabi Commercial Bank PJSC	$493,841	0.1
265,182	African Bank Investments Ltd.	—	—
3,226,000	Agricultural Bank of China Ltd.	1,733,053	0.3
302,066	Akbank TAS	873,146	0.2
570,962	Aldar Properties PJSC	418,629	0.1
6,493 @	Alior Bank SA	154,035	0.0
164,700	Alliance Financial Group Bhd	191,456	0.0
695,810	Alpha Bank AE	209,918	0.0
303,200	AMMB Holdings Bhd	484,074	0.1
33,570	Ayala Corp.	587,952	0.1
1,016,800	Ayala Land, Inc.	840,568	0.1
106,304 @	Banco Bradesco SA ADR	973,745	0.2
109,300	Banco Bradesco SA	979,415	0.2
12,381	Banco Davivienda SA	127,079	0.0
3,548,128	Banco de Chile	388,905	0.1
5,029	Banco de Credito e Inversiones	221,086	0.0
126,900	Banco do Brasil S.A.	985,698	0.2
65,600	Banco Santander Brasil S.A.	354,680	0.1
9,760,416	Banco Santander Chile S.A.	493,307	0.1
15,545 @	BanColombia SA ADR	668,435	0.1
43,100	Bangkok Bank PCL	226,671	0.0
39,200	Bangkok Bank PCL - Foreign	206,760	0.0
1,813,800	Bank Central Asia Tbk PT	1,831,715	0.3
513,700	Bank Danamon Indonesia Tbk PT	165,501	0.0
4,738 L	Bank Handlowy w Warszawie	125,960	0.0
1,384,300	Bank Mandiri Persero TBK PT	1,040,620	0.2
74,455 L	Bank Millennium SA	129,676	0.0
11,630,000	Bank of China Ltd.	7,547,653	1.3
1,292,000	Bank of Communications Co., Ltd.	1,344,816	0.2
128,490	Bank of the Philippine Islands	269,191	0.0
19,884 L	Bank Pekao S.A.	951,506	0.2
1,628,000	Bank Rakyat Indonesia	1,260,020	0.2
5,169	Bank Zachodni WBK SA	468,844	0.1
50,439	Barclays Africa Group Ltd.	758,261	0.1
16,834	Barwa Real Estate Co.	243,793	0.0
104,200	BB Seguridade Participacoes SA	1,147,537	0.2
243,080	BDO Unibank, Inc.	583,857	0.1
259,400	BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	978,663	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
1,151,900	Bank Negara Indonesia Persero Tbk PT	$456,685	0.1
71,600	BR Malls Participacoes S.A.	338,529	0.1
51,817	Brait SE	525,341	0.1
2,624	BRE Bank SA	287,673	0.1
32,770	BS Financial Group, Inc.	416,630	0.1
1,293,100	Bumi Serpong Damai PT	161,599	0.0
2,943 L	Capitec Bank Holdings Ltd.	117,314	0.0
1,198,611	Cathay Financial Holding Co., Ltd.	2,092,715	0.4
213,400	Central Pattana PCL	299,503	0.1
33,141	CETIP SA - Balcao Organizado de Ativos e Derivativos	363,484	0.1
160,700	Chailease Holding Co. Ltd.	387,488	0.1
667,813	Chang Hwa Commercial Bank	383,019	0.1
1,055,000	China Cinda Asset Management Co. Ltd.	586,750	0.1
1,213,000	China Citic Bank	965,794	0.2
12,139,000	China Construction Bank	11,072,662	1.9
2,089,000	China Development Financial Holding Corp.	791,550	0.1
436,000	China Everbright Bank Co. Ltd	261,143	0.0
136,000	China Everbright Ltd.	470,943	0.1
463,500	China Galaxy Securities Co. Ltd.	602,444	0.1
1,091,000	China Life Insurance Co., Ltd.	4,735,202	0.8
452,976	China Life Insurance Co., Ltd. (TWD)	463,492	0.1
674,880	China Merchants Bank Co., Ltd.	1,960,297	0.3
877,500	China Minsheng Banking Corp. Ltd.	1,148,242	0.2
588,000	China Overseas Land & Investment Ltd.	2,069,830	0.4
387,400	China Pacific Insurance Group Co., Ltd.	1,855,908	0.3
372,444	China Resources Land Ltd.	1,205,359	0.2
216,428	China Taiping Insurance Holdings Co., Ltd.	774,850	0.1
195,200	China Vanke Co. Ltd	479,263	0.1
2,029,303	CTBC Financial Holding Co. Ltd.	1,598,420	0.3
391,000	Chongqing Rural Commercial Bank	312,749	0.1
751,700	CIMB Group Holdings Bhd	1,089,111	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
288,500	CITIC Securities Co. Ltd.	$1,037,734	0.2
7,014	Commercial Bank of Qatar	105,752	0.0
120,031	Commercial International Bank	880,633	0.2
163,300 L	Compartamos SAB de CV	290,392	0.1
33,938	Coronation Fund Managers Ltd	229,744	0.0
12,785	Corp Financiera Colombiana SA	179,122	0.0
22,906,027	Corpbanca	252,897	0.0
836,133	Country Garden Holdings Co. Ltd.	367,080	0.1
9,956 @	Credicorp Ltd.	1,383,088	0.2
28,017	Daewoo Securities Co., Ltd.	381,919	0.1
32,800 #	Dalian Wanda Commercial Properties Co. Ltd.	263,829	0.1
26,085	DGB Financial Group, Inc.	273,179	0.1
56,822	Discovery Holdings Ltd.	590,128	0.1
46,816	DLF Ltd.	85,531	0.0
8,869	Doha Bank QSC	129,176	0.0
6,394	Dongbu Insurance Co., Ltd.	323,330	0.1
367,882	Dubai Financial Market	196,519	0.0
139,884	Dubai Islamic Bank PJSC	258,912	0.0
978,487	E.Sun Financial Holding Co., Ltd.	653,041	0.1
151,053 @	Emaar Malls Group PJSC	136,802	0.0
552,867	Emaar Properties PJSC	1,175,364	0.2
316,390	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	325,798	0.1
1,120,823	Eurobank Ergasias SA	149,736	0.0
791,000	Evergrande Real Estate Group Ltd.	471,269	0.1
87,005	Ezdan Holding Group QSC	426,439	0.1
205,000	Far East Horizon Ltd.	194,831	0.0
340,100	Fibra Uno Administracion SA de CV	808,840	0.1
1,118,306	First Financial Holding Co., Ltd.	685,036	0.1
132,060	First Gulf Bank PJSC	544,949	0.1
494,391	FirstRand Ltd.	2,166,033	0.4
458,000	Franshion Properties China Ltd.	163,459	0.0
983,000	Fubon Financial Holding Co., Ltd.	1,953,601	0.3
93,200 @	GF Securities Co. Ltd.	239,747	0.0
204,000 L	Goldin Properties Holdings Ltd.	215,174	0.0
335,887	Growthpoint Properties Ltd.	730,147	0.1
453,664	Grupo Aval Acciones y Valores	222,025	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
38,151	Grupo de Inversiones Suramericana SA	$539,781	0.1
366,200	Grupo Financiero Banorte	2,013,488	0.3
332,400	Grupo Financiero Inbursa SA	753,940	0.1
269,300	Grupo Financiero Santander Mexico SAB de CV	497,222	0.1
6,780	GT Capital Holdings, Inc.	205,228	0.0
149,200	Guangzhou R&F Properties Co., Ltd.	182,647	0.0
137,479	Haci Omer Sabanci Holding AS	517,896	0.1
372,400	Haitong Securities Co. Ltd.	982,216	0.2
42,753	Hana Financial Group, Inc.	1,111,818	0.2
34,005	Hanwha Life Insurance Co. Ltd.	241,781	0.0
56,000	Highwealth Construction Corp.	133,510	0.0
83,300	Hong Leong Bank BHD	295,549	0.1
27,400	Hong Leong Financial Group Bhd	110,019	0.0
220,507	Housing Development Finance Corp.	4,485,324	0.8
922,916	Hua Nan Financial Holdings Co. Ltd.	530,902	0.1
124,000 #,@	Huatai Securities Co. Ltd.	350,330	0.1
20,760	Hyprop Investments Ltd.	206,474	0.0
10,890	Hyundai Marine & Fire Insurance Co., Ltd.	287,663	0.1
48,637	ICICI Bank Ltd.	236,024	0.0
51,777 @	ICICI Bank Ltd. ADR	539,516	0.1
10,787,000	Industrial & Commercial Bank of China	8,559,767	1.4
38,195	Industrial Bank Of Korea	494,107	0.1
40,287	Investec Ltd.	362,446	0.1
300,532	IOI Properties Group Bhd	147,187	0.0
121,617 @	Itau Unibanco Holding S.A. ADR	1,331,706	0.2
4,600	Kasikornbank PCL	25,663	0.0
262,500	Kasikornbank PCL - Foreign	1,464,187	0.3
56,755	KB Financial Group, Inc.	1,874,499	0.3
2,313	Komercni Banka AS	512,741	0.1
6,183	Korea Investment Holdings Co., Ltd.	352,228	0.1
517,200	Krung Thai Bank PCL	261,290	0.0
15,738	Liberty Holdings Ltd.	187,793	0.0
48,644	LIC Housing Finance Ltd.	343,893	0.1
3,113,900	Lippo Karawaci Tbk PT	275,292	0.1
241,000	Longfor Properties Co., Ltd.	382,975	0.1
49,950	Mahindra & Mahindra Financial Services Ltd.	219,525	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
657,600	Malayan Banking BHD	$1,592,316	0.3
58,308	Masraf Al Rayan	741,109	0.1
1,478,839	Mega Financial Holdings Co., Ltd.	1,332,034	0.2
1,530,000	Megaworld Corp.	161,329	0.0
1,805,000	Metro Pacific Investments Corp.	189,414	0.0
3,517	Mirae Asset Securities Co., Ltd.	158,758	0.0
169,604	MMI Holdings Ltd.	420,316	0.1
178,575	Moscow Exchange MICEX-RTS OAO	226,045	0.0
11,100	Multiplan Empreendimentos Imobiliarios SA	171,689	0.0
103,205	National Bank of Abu Dhabi PJSC	308,509	0.1
241,928	National Bank of Greece SA	266,338	0.0
30,011	Nedbank Group Ltd.	595,947	0.1
111,300	New China Life Insurance Co. Ltd.	664,744	0.1
414,000	New World China Land Ltd.	244,179	0.0
21,268	NH Investment & Securities Co., Ltd	231,827	0.0
33,878	OTP Bank Nyrt	669,566	0.1
981,000	People’s Insurance Co. Group of China Ltd.	627,153	0.1
517,496	PICC Property & Casualty Co., Ltd.	1,178,027	0.2
383,000	Ping An Insurance Group Co. of China Ltd.	5,168,786	0.9
236,329	Piraeus Bank SA	87,239	0.0
17,500	Porto Seguro SA	232,857	0.0
46,894	Power Finance Corp. Ltd	188,261	0.0
132,451	Powszechna Kasa Oszczednosci Bank Polski S.A.	1,095,101	0.2
5,469	PSG Group Ltd.	92,004	0.0
371,000	Public Bank BHD	1,840,742	0.3
8,195	Powszechny Zaklad Ubezpieczen SA	942,970	0.2
9,472	Qatar Insurance Co. SAQ	250,533	0.0
9,384	Qatar Islamic Bank SAQ	276,458	0.1
26,356	Qatar National Bank	1,394,507	0.2
566,602	Redefine Properties Ltd.	475,287	0.1
70,917	Remgro Ltd.	1,490,481	0.3
24,263	Resilient Property Income Fund Ltd.	192,272	0.0
71,800	RHB Capital Bhd	140,221	0.0
106,283	RMB Holdings Ltd.	580,402	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
106,565	RMI Holdings	$371,618	0.1
106,126	Ruentex Development Co. Ltd.	167,761	0.0
56,547	Rural Electrification Corp. Ltd.	244,153	0.0
5,320	Samsung Card Co.	176,202	0.0
5,243	Samsung Fire & Marine Insurance Co. Ltd.	1,381,537	0.2
10,260	Samsung Life Insurance Co. Ltd.	988,569	0.2
8,813	Samsung Securities Co. Ltd.	430,354	0.1
255,397	Sanlam Ltd.	1,390,272	0.2
147,265 @	Sberbank of Russia ADR	781,977	0.1
1,075,042	Sberbank RF	1,411,785	0.2
218,000	Shimao Property Holdings Ltd.	429,132	0.1
1,328,613	Shin Kong Financial Holding Co., Ltd.	405,563	0.1
62,041	Shinhan Financial Group Co., Ltd.	2,309,288	0.4
24,471	Shriram Transport Finance Co. Ltd.	327,896	0.1
422,500	Shui On Land Ltd.	119,760	0.0
229,100	Siam Commercial Bank PCL	1,052,240	0.2
516,500	Sino-Ocean Land Holdings Ltd.	389,486	0.1
1,190,598	SinoPac Financial Holdings Co., Ltd.	526,611	0.1
1,165,300	SM Prime Holdings, Inc.	516,356	0.1
283,500	Soho China Ltd.	184,484	0.0
178,683	Standard Bank Group Ltd.	2,351,359	0.4
59,052	State Bank of India	243,331	0.0
15,747 @	State Bank of India Ltd. GDR	651,138	0.1
935,700	Summarecon Agung Tbk PT	114,380	0.0
234,000 L	Sunac China Holdings Ltd.	255,894	0.0
1,209,317	Taishin Financial Holdings Co., Ltd.	503,837	0.1
624,040	Taiwan Business Bank	192,312	0.0
1,022,974	Taiwan Cooperative Financial Holding Co. Ltd.	535,297	0.1
152,948	Talaat Moustafa Group	177,217	0.0
1,772,400	TMB Bank PCL	122,482	0.0
350,032	Turkiye Garanti Bankasi A/S	1,091,699	0.2
97,481	Turkiye Halk Bankasi AS	449,057	0.1
251,217	Turkiye Is Bankasi	528,295	0.1
123,230	Turkiye Vakiflar Bankasi Tao	198,016	0.0
791,237,930	VTB Bank OJSC	1,133,713	0.2
45,294	Woori Bank	397,262	0.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
143,074	Yapi Ve Kredi Bankasi	$210,210	0.0
1,302,425	Yuanta Financial Holding Co., Ltd.	704,411	0.1
1,150,000	Yuexiu Property Co. Ltd	250,365	0.0
		166,184,678	27.9
	Health Care: 2.5%
14,021	Apollo Hospitals Enterprise Ltd.	289,378	0.0
49,963	Aspen Pharmacare Holdings Ltd.	1,477,528	0.2
20,429	Aurobindo Pharma Ltd	465,588	0.1
565,700	Bangkok Dusit Medical Services PCL	329,452	0.1
59,200	Bumrungrad Hospital PCL	327,025	0.1
9,143	Celltrion, Inc.	639,449	0.1
143,000	China Medical System Holdings Ltd.	200,344	0.0
464,000	China Pharmaceutical Group Ltd.	458,150	0.1
56,184	Cipla Ltd.	542,472	0.1
6,314	Divis Laboratories Ltd.	186,366	0.0
5,098	Dr. Reddys Laboratories Ltd.	283,797	0.0
12,946 @	Dr. Reddy’s Laboratories Ltd. ADR	716,173	0.1
700 @	Hanmi Pharm Co. Ltd.	292,059	0.0
374,100	IHH Healthcare Bhd	560,821	0.1
3,191,300	Kalbe Farma Tbk PT	400,336	0.1
140,731	Life Healthcare Group Holdings Ltd.	433,751	0.1
31,617	Lupin Ltd.	935,641	0.2
140,500 @	Luye Pharma Group Ltd	150,202	0.0
57,955	Mediclinic International Ltd.	487,188	0.1
146,380	Netcare Ltd.	460,534	0.1
32,100	Odontoprev SA	111,815	0.0
4,223	Piramal Healthcare Ltd.	61,544	0.0
35,900	Qualicorp SA	226,201	0.1
19,617	Richter Gedeon Nyrt	294,681	0.0
284,000	Shandong Weigao Group Medical Polymer Co., Ltd.	211,916	0.0
58,500	Shanghai Fosun Pharmaceutical Group Co. Ltd.	216,725	0.0
111,600	Shanghai Pharmaceuticals Holding Co. Ltd.	310,537	0.1
663,000	Sihuan Pharmaceutical Holdings Group Ltd	377,193	0.1
472,000	Sino Biopharmaceutical	547,223	0.1
171,200	Sinopharm Group Co.	760,245	0.1
125,519	Sun Pharmaceutical Industries Ltd.	1,723,915	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,304	Yuhan Corp.	$318,841	0.1
		14,797,090	2.5
	Industrials: 7.0%
303,060	Aboitiz Equity Ventures, Inc.	390,441	0.1
2,223	Aditya Birla Nuvo Ltd.	62,319	0.0
298,000	Air China Ltd.	336,769	0.1
201,000	AirAsia BHD	82,041	0.0
64,300	Airports of Thailand PCL	575,548	0.1
419,700	Alfa SA de CV	804,286	0.1
318,300	Alliance Global Group, Inc.	153,227	0.0
227,766	Arabtec Holding Co.	161,324	0.0
332,000	AviChina Industry & Technology Co. Ltd.	323,980	0.1
37,237	Barloworld Ltd.	295,499	0.1
238,000	Beijing Capital International Airport Co., Ltd.	274,037	0.1
79,000	Beijing Enterprises Holdings Ltd.	593,641	0.1
97,805	Bharat Heavy Electricals Ltd.	380,198	0.1
61,180	Bharti Infratel Ltd.	429,451	0.1
47,698	Bidvest Group Ltd.	1,206,914	0.2
911,600	BTS Group Holdings PCL	269,549	0.1
3,552 @	Cheil Industries, Inc.	565,081	0.1
319,000	China Airlines Ltd.	135,956	0.0
655,000	China Communications Construction Co., Ltd.	978,025	0.2
82,500	China Conch Venture Holdings Ltd.	189,254	0.0
414,500 L	China COSCO Holdings Co., Ltd.	267,264	0.0
385,000	China Everbright International Ltd.	689,534	0.1
84,100	China International Marine Containers Group Co. Ltd.	216,120	0.0
181,129	China Merchants Holdings International Co., Ltd.	775,930	0.1
305,500	China Railway Construction Corp. Ltd.	471,659	0.1
612,000	China Railway Group Ltd.	659,779	0.1
563,000	China Shipping Container Lines Co., Ltd.	219,611	0.0
230,000	China Southern Airlines Co., Ltd.	269,427	0.0
280,000	China State Construction International Holdings Ltd.	503,717	0.1
132,300	CCR SA	637,011	0.1
331,000	Citic Pacific Ltd.	593,596	0.1
2,274	CJ Corp.	602,460	0.1
9,831	Container Corp. Of India Ltd.	258,573	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
284,000	COSCO Pacific Ltd.	$385,016	0.1
623,000	CRRC Corp. Ltd	955,804	0.2
88,000	CTCI Corp.	142,288	0.0
4,491	Daelim Industrial Co., Ltd.	329,670	0.1
7,044	Daewoo International Corp.	162,764	0.0
16,280	Daewoo Shipbuilding & Marine Engineering Co., Ltd.	193,553	0.0
621,742	Dialog Group BHD	261,741	0.0
704,950	DMCI Holdings, Inc.	206,267	0.0
641	Doosan Corp.	62,601	0.0
7,006	Doosan Heavy Industries and Construction Co. Ltd.	150,531	0.0
19,979	Doosan Infracore Co., Ltd.	175,193	0.0
25,972	DP World Ltd.	555,801	0.1
33,300	EcoRodovias Infraestrutura e Logistica SA	83,328	0.0
1,393	Eicher Motors Ltd.	427,966	0.1
99,900	Embraer SA	755,732	0.1
45,922	Enka Insaat Ve Sanayi AS	87,360	0.0
298,449	Eva Airways Corp.	203,788	0.0
262,000	Evergreen Marine Corp.	136,016	0.0
484,986	Far Eastern New Century Corp.	513,726	0.1
272,400	Gamuda BHD	336,912	0.1
2,733	Glovis Co. Ltd.	494,144	0.1
48,400	Grupo Aeroportuario del Pacifico SA de CV	331,340	0.1
33,300	Grupo Aeroportuario del Sureste SA de CV	473,096	0.1
84,400	Grupo Carso SAB de CV	351,723	0.1
7,720	GS Engineering & Construction Corp.	184,947	0.0
107,000	Haitian International Holdings Ltd.	251,186	0.0
30,947	Hiwin Technologies Corp.	203,546	0.0
8,629	Hyundai Development Co-Engineering & Construction	511,184	0.1
11,028	Hyundai Engineering & Construction Co. Ltd.	405,139	0.1
6,227	Hyundai Heavy Industries	618,114	0.1
8,837	Hyundai Merchant Marine Co., Ltd.	54,664	0.0
1,168	Hyundai Mipo Dockyard Co., Ltd.	67,700	0.0
225,300	IJM Corp. Bhd	389,399	0.1
21,982	Industries Qatar QSC	864,409	0.2
84,340	International Container Terminal Services, Inc.	205,927	0.0
322,000	Jasa Marga Persero Tbk PT	131,866	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
395,070	JG Summit Holdings, Inc.	$628,222	0.1
206,000	Jiangsu Expressway Co. Ltd.	270,256	0.1
873	KCC Corp.	384,144	0.1
1,848	KEPCO Plant Service & Engineering Co. Ltd.	195,494	0.0
96,370	KOC Holding AS	445,641	0.1
6,756	Korea Aerospace Industries Ltd	480,791	0.1
815	Korea Express Co., Ltd.	141,504	0.0
5,329	Korean Air Lines Co. Ltd.	193,314	0.0
44,308 @	Lan Airlines SA	315,838	0.1
8,990	Larsen & Toubro Ltd.	251,276	0.0
39,035 @	Larsen & Toubro Ltd. GDR	1,087,636	0.2
14,043	LG Corp.	776,893	0.1
24,210	Localiza Rent a Car SA	239,678	0.0
1,186	LS Industrial Systems Co. Ltd.	48,520	0.0
121,400	Malaysia Airports Holdings Bhd	199,610	0.0
169,100	MISC Bhd	345,922	0.1
96,969	Adani Ports and Special Economic Zone	468,009	0.1
110,500 @	OHL Mexico SAB de CV	143,420	0.0
37,900 @	Promotora y Operadora de Infraestructura SAB de CV	405,585	0.1
2,997	S-1 Corp.	210,702	0.0
18,342	Samsung Corp.	1,088,565	0.2
22,566	Samsung Heavy Industries Co., Ltd.	344,119	0.1
418,000	Shanghai Electric Group Co., Ltd.	340,721	0.1
86,000	Shanghai Industrial Holdings Ltd.	291,180	0.1
7,584	Siemens India Ltd.	160,407	0.0
450,000	Sime Darby Bhd	1,015,982	0.2
126,000	Sinopec Engineering Group Co. Ltd.	116,586	0.0
235,000	Sinotrans Ltd.	156,471	0.0
3,085	SK Holdings Co. Ltd.	546,815	0.1
18,083	SK Networks Co. Ltd.	145,429	0.0
22,998	SM Investments Corp.	456,372	0.1
26,735	TAV Havalimanlari Holding AS	226,968	0.0
302,000	Teco Electric and Machinery Co. Ltd.	234,442	0.0
90,228	Turk Hava Yollari	296,172	0.1
249,100	United Tractors Tbk PT	379,908	0.1
85,580	Weg S.A.	526,566	0.1
74,000	Weichai Power Co. Ltd.	246,321	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
46,300	Westports Holdings Bhd	$51,922	0.0
118,000	ENN Energy Holdings Ltd.	709,574	0.1
234,000	Zhejiang Expressway Co., Ltd.	324,521	0.1
81,500	Zhuzhou CSR Times Electric Co., Ltd.	609,216	0.1
		41,537,374	7.0
	Information Technology: 17.0%
110,000	AAC Technologies Holdings, Inc.	620,324	0.1
472,462	Acer, Inc.	228,754	0.0
926,000	Advanced Semiconductor Engineering, Inc.	1,254,643	0.2
52,269	Advantech Co. Ltd.	358,897	0.1
103,000	Asustek Computer, Inc.	1,003,114	0.2
1,298,000	AU Optronics Corp.	575,891	0.1
97,000	Catcher Technology Co., Ltd.	1,212,695	0.2
78,169	Chicony Electronics Co. Ltd.	209,812	0.0
1,291,439	InnoLux Display Corp.	672,858	0.1
126,120	Cielo SA	1,782,823	0.3
638,000	Compal Electronics, Inc.	485,290	0.1
3,938	Daum Kakao Corp.	445,249	0.1
264,000	Delta Electronics, Inc.	1,350,590	0.2
65,800	Delta Electronics Thailand PCL	175,915	0.0
170,000	Epistar Corp.	227,208	0.0
141,282	Foxconn Technology Co., Ltd.	512,605	0.1
1,491,000 L	GCL Poly Energy Holdings Ltd.	343,568	0.1
1,908,000 L	Hanergy Thin Film Power Group Ltd.	110,765	0.0
75,772	HCL Technologies Ltd.	1,094,399	0.2
6,000	Hermes Microvision, Inc.	389,624	0.1
1,904,107	Hon Hai Precision Industry Co., Ltd.	5,983,436	1.0
105,000	HTC Corp.	244,530	0.0
84,751	SK Hynix, Inc.	3,212,192	0.5
36,456	Infosys Ltd.	566,531	0.1
230,610 @	Infosys Ltd. ADR	3,655,168	0.6
336,000	Inotera Memories, Inc.	267,575	0.1
354,000	Inventec Co., Ltd.	244,933	0.0
99,000 L	Kingsoft Corp. Ltd	333,343	0.1
32,000	Kinsus Interconnect Technology Corp.	87,686	0.0
15,000	Largan Precision Co. Ltd.	1,712,262	0.3
984,000	Lenovo Group Ltd.	1,360,444	0.2
33,898	LG Display Co., Ltd.	782,658	0.1
2,088	LG Innotek Co. Ltd.	187,434	0.0
323,331	Lite-On Technology Corp.	379,342	0.1
216,820	MediaTek, Inc.	2,963,840	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
2,323	NCSoft Corp.	$412,791	0.1
4,106	NAVER Corp.	2,330,716	0.4
89,000	Novatek Microelectronics Corp., Ltd.	429,281	0.1
250,000	Pegatron Corp.	731,486	0.1
20,000	Phison Electronics Corp.	173,123	0.0
129,000	Powertech Technology, Inc.	279,134	0.1
395,000	Quanta Computer, Inc.	934,050	0.2
72,340	Radiant Opto-Electronics Corp.	268,258	0.1
73,760	Realtek Semiconductor Corp.	189,032	0.0
8,033	Samsung SDI Co., Ltd.	796,713	0.1
4,252	Samsung SDS Co. Ltd.	987,532	0.2
9,013	Samsung Electro-Mechanics Co. Ltd.	412,260	0.1
16,109	Samsung Electronics Co., Ltd.	18,277,049	3.1
3,384,000	Semiconductor Manufacturing International Corp.	368,877	0.1
440,000	Siliconware Precision Industries Co.	671,349	0.1
45,000	Simplo Technology Co. Ltd.	208,138	0.0
3,007	SK C&C Co. Ltd.	744,038	0.1
40,000	SONDA SA	83,545	0.0
204,000	Synnex Technology International Corp.	302,438	0.1
3,593,000	Taiwan Semiconductor Manufacturing Co., Ltd.	16,343,190	2.8
69,709	Tata Consultancy Services Ltd.	2,792,465	0.5
26,366	Tech Mahindra Ltd.	197,828	0.0
753,100	Tencent Holdings Ltd.	15,059,389	2.5
19,900	Totvs S.A.	249,558	0.1
39,000	TPK Holding Co. Ltd.	225,882	0.0
1,768,000	United Microelectronics Corp.	746,706	0.1
138,000	Vanguard International Semiconductor Corp.	220,224	0.0
26,049	Wipro Ltd.	223,569	0.0
50,323 @	Wipro Ltd. ADR	602,366	0.1
348,144	Wistron Corp.	263,915	0.0
248,000	WPG Holdings Ltd	310,631	0.1
27,000	Zhen Ding Technology Holding Ltd.	94,593	0.0
99,840	ZTE Corp.	253,511	0.0
		101,220,035	17.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 6.5%
1,409	ACC Ltd.	$31,921	0.0
17,395	African Rainbow Minerals Ltd.	118,288	0.0
277,900	Alrosa AO	317,927	0.1
616,000 L	Aluminum Corp. of China Ltd.	308,085	0.1
117,741	Ambuja Cements Ltd.	424,641	0.1
7,421	Anglo American Platinum Ltd.	167,335	0.0
60,734	AngloGold Ashanti Ltd.	543,680	0.1
182,500	Anhui Conch Cement Co., Ltd.	639,432	0.1
356,356	Asia Cement Corp.	421,412	0.1
48,450	Asian Paints Ltd.	574,228	0.1
113,000	BBMG Corp.	114,263	0.0
69,594	Cementos Argos SA	247,098	0.0
1,878,719	Cemex SA de CV	1,723,628	0.3
490,000	China National Building Material Co., Ltd.	462,648	0.1
344,000	China Resources Cement Holdings Ltd.	191,736	0.0
1,684,535	China Steel Corp.	1,345,711	0.2
29,349 @	Cia de Minas Buenaventura SAA ADR	304,643	0.1
106,600	Cia Siderurgica Nacional S.A.	177,261	0.0
21,300	Duratex SA	49,874	0.0
190,056	Empresas CMPC SA	517,152	0.1
212,363	Eregli Demir ve Celik Fabrikalari TAS	343,575	0.1
39,500	Fibria Celulose SA	541,218	0.1
473,600	Formosa Chemicals & Fibre Co.	1,139,182	0.2
577,600	Formosa Plastics Corp.	1,360,059	0.2
259,000	Fosun International	609,073	0.1
118,319	Gold Fields Ltd.	378,481	0.1
44,301	Grupo Argos SA/Colombia	289,081	0.0
544,200	Grupo Mexico SA de CV Series B	1,637,361	0.3
15,589	Hanwha Chemical Corp.	260,902	0.0
7,548	Hanwha Corp.	319,097	0.1
173,285	Hindalco Industries Ltd	303,906	0.1
2,310	Lotte Chemical Corp.	597,626	0.1
3,616	Hyosung Corp.	465,623	0.1
10,385	Hyundai Steel Co.	630,040	0.1
76,705	Impala Platinum Holdings Ltd.	342,281	0.1
219,500	Indocement Tunggal Prakarsa Tbk PT	343,076	0.1
157,700	Indorama Ventures PCL	129,292	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
18,445	Industrias Penoles SAB de CV	$301,774	0.1
195,000	Jiangxi Copper Co., Ltd.	324,910	0.1
54,279	Jindal Steel & Power Ltd.	73,190	0.0
13,720	Jsw Steel Ltd.	187,502	0.0
20,097	KGHM Polska Miedz SA	569,255	0.1
74,800	Klabin SA	457,591	0.1
1,240	Korea Zinc Co., Ltd.	603,246	0.1
6,518 L	Kumba Iron Ore Ltd.	80,849	0.0
2,281	Kumho Petrochemical Co. Ltd	144,583	0.0
64,600	Lafarge Malaysia Bhd	144,849	0.0
6,801	LG Chem Ltd.	1,696,076	0.3
157,900	Mexichem SA de CV	456,094	0.1
8,067	MMC Norilsk Nickel OJSC	1,387,690	0.2
12,111	Mondi Ltd.	265,473	0.0
91,343 L	Nampak Ltd.	253,689	0.0
692,890	Nan Ya Plastics Corp.	1,626,353	0.3
242,000	Nine Dragons Paper Holdings Ltd.	211,100	0.0
2,563	OCI Co. Ltd	206,496	0.0
415,000	Petronas Chemicals Group Bhd	694,193	0.1
10,015	POSCO	2,005,400	0.3
269,300	PTT Global Chemical PCL	550,878	0.1
83,010	Sappi Ltd.	294,417	0.1
446,300	Semen Gresik Persero Tbk PT	400,914	0.1
58,270	Sesa Goa Ltd.	158,243	0.0
32,451	Severstal OAO	349,271	0.1
733	Shree Cement Ltd	130,543	0.0
2,200	Siam Cement PCL	33,793	0.0
45,500	Siam Cement PCL - Foreign	696,416	0.1
546,000	Sinopec Shanghai Petrochemical Co. Ltd.	295,293	0.0
13,944	Sociedad Quimica y Minera de Chile SA	225,669	0.0
22,701 L	Southern Copper Corp.	667,636	0.1
56,700	Suzano Papel e Celulose	302,184	0.1
56,545	Synthos SA	69,905	0.0
496,000	Taiwan Cement Corp.	626,207	0.1
129,000	Taiwan Fertilizer Co., Ltd.	213,294	0.0
252,249	Tata Steel Ltd.	249,317	0.0
6,892	Titan Cement Co. SA	156,345	0.0
6,393	Ultratech Cement Ltd	300,269	0.1
36,872	UPL Ltd.	309,663	0.1
106,888	Uralkali OJSC	283,983	0.0
94,171 @	Vale SA ADR	475,563	0.1
179,900	Vale SA	1,062,354	0.2

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
19,799 @	Vedanta Ltd. ADR	$213,829	0.0
7,602	Zaklady Azotowe w Tarnowie-Moscicach SA	167,022	0.0
928,000	Zijin Mining Group Co., Ltd.	326,658	0.1
		38,620,815	6.5
	Telecommunication Services: 7.0%
152,300	Advanced Info Service PCL	1,079,245	0.2
376,000	Alibaba Health Information Technology Ltd.	390,317	0.1
69,580 @	America Movil SAB de CV ADR	1,482,750	0.3
3,361,200	America Movil SAB de CV	3,592,694	0.6
212,000	Asia Pacific Telecom Co. Ltd.	85,166	0.0
373,500	Axiata Group Bhd	633,305	0.1
158,733	Bharti Airtel Ltd.	1,045,616	0.2
374,000	China Communications Services Corp., Ltd.	188,872	0.0
896,500	China Mobile Ltd.	11,469,745	1.9
2,038,000	China Telecom Corp., Ltd.	1,193,657	0.2
884,000	China Unicom Hong Kong Ltd.	1,382,033	0.2
546,000	Chunghwa Telecom Co., Ltd.	1,742,460	0.3
492,100	Digi.Com BHD	698,445	0.1
18,112	Empresa Nacional de Telecomunicaciones SA	200,521	0.0
241,000	Far EasTone Telecommunications Co., Ltd.	582,552	0.1
5,810	Globe Telecom, Inc.	323,205	0.1
37,489	Hellenic Telecommunications Organization S.A.	315,945	0.1
156,231	Idea Cellular Ltd.	431,327	0.1
2,711	KT Corp.	69,080	0.0
32,498	LG Telecom Ltd.	287,086	0.0
285,000	Maxis Bhd	480,544	0.1
13,466 @	MegaFon OAO GDR	187,178	0.0
76,708 @	Mobile Telesystems OJSC ADR	750,204	0.1
242,987	MTN Group Ltd.	4,564,309	0.8
40,780	Oi SA	77,386	0.0
13,007	Ooredoo QSC	309,047	0.1
406,342	Global Telecom Holding	133,728	0.0
14,010	Philippine Long Distance Telephone Co.	872,903	0.1
134,466 @	Reliance Communications Ltd.	130,960	0.0
126,164	Rostelecom OJSC	207,680	0.0
23,132 @	Sistema JSFC GDR	204,718	0.0
1,412	SK Telecom Co., Ltd.	315,944	0.1
250,000	Taiwan Mobile Co., Ltd.	834,771	0.1
170,100	Telekom Malaysia BHD	294,284	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services (continued)
105,634 L	Orange Polska SA	$228,782	0.0
7,356,900	Telekomunikasi Indonesia Persero Tbk PT	1,612,590	0.3
26,853	Telkom SA Ltd.	141,507	0.0
122,100	Tim Participacoes SA	400,965	0.1
291,400 @	Tower Bersama Infrastructure Tbk PT	201,625	0.0
1,287,002	True Corp. PCL	432,759	0.1
81,869	Turk Telekomunikasyon AS	215,356	0.1
135,640	Turkcell Iletisim Hizmet AS	624,020	0.1
55,343 L	Vodacom Group Pty Ltd.	631,131	0.1
63,858	Vodafone Qatar	288,490	0.1
550,000	XL Axiata Tbk PT	151,700	0.0
		41,486,602	7.0
	Utilities: 3.0%
251,200	Aboitiz Power Corp.	253,307	0.0
20,078 @	Adani Transmissions Ltd.	6,486	0.0
421,876	AES Gener SA	240,320	0.0
425,112	Aguas Andinas SA	241,891	0.0
662,000	Beijing Enterprises Water Group Ltd.	542,223	0.1
23,009	CEZ AS	534,231	0.1
885,000 #	CGN Power Co. Ltd.	462,531	0.1
272,000	China Gas Holdings Ltd.	435,213	0.1
457,000	China Longyuan Power Group Corp.	507,248	0.1
333,000	China Power International Development Ltd.	253,546	0.1
134,000	China Resources Gas Group Ltd.	396,808	0.1
286,000	China Resources Power Holdings Co.	797,094	0.1
54,800	Cia de Saneamento Basico do Estado de Sao Paulo	289,061	0.1
15,900	Cia Paranaense de Energia	176,280	0.0
1,239,904	Colbun SA	352,901	0.1
35,134	CPFL Energia S.A.	216,289	0.0
448,000	Datang International Power Generation Co., Ltd.	229,477	0.0
19,200	Centrais Eletricas Brasileiras SA	52,306	0.0
477,256	Empresa Nacional de Electricidad S.A.	660,965	0.1
39,724	Enea SA	168,510	0.0
34,190	Energa SA	206,880	0.0
1,615,700	Energy Development Corp.	267,928	0.1
2,869,071	Enersis SA	912,053	0.2
58,139	GAIL India Ltd.	358,062	0.1
45,400	Glow Energy PCL	114,262	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
416,000	Guangdong Investment Ltd.	$582,127	0.1
182,000	Huadian Power International Co.	201,096	0.0
524,000	Huaneng Power International, Inc.	729,278	0.1
400,000	Huaneng Renewables Corp. Ltd.	161,289	0.0
56,154	Interconexion Electrica SA ESP	158,425	0.0
109,581	Isagen SA ESP	116,933	0.0
37,449	Korea Electric Power Corp.	1,530,732	0.3
4,901	Korea Gas Corp.	189,788	0.0
189,449	NTPC Ltd.	408,899	0.1
1,620,100	Perusahaan Gas Negara PT	523,305	0.1
103,600	Petronas Gas BHD	583,763	0.1
122,863	PGE Polska Grupa Energetyczna SA	602,528	0.1
5,343	Qatar Electricity & Water Co.	333,203	0.1
15,963,910	RusHydro JSC	159,603	0.0
190,663	Tata Power Co. Ltd.	221,680	0.0
177,842	Tauron Polska Energia SA	207,077	0.0
494,900	Tenaga Nasional BHD	1,657,858	0.3
28,700	Tractebel Energia S.A.	312,745	0.1
649,400	YTL Corp. Bhd	266,782	0.1
156,395	YTL Power International	66,281	0.0
		17,689,264	3.0
	Total Common Stock (Cost $577,162,365)	565,932,030	95.1
PREFERRED STOCK: 2.9%
	Consumer Discretionary: 0.2%
3,458	Hyundai Motor Co.	316,041	0.0
5,484	Hyundai Motor Co. - Series 2	515,712	0.1
84,250	Lojas Americanas SA	472,858	0.1
		1,304,611	0.2
	Energy: 0.6%
270	AK Transneft OAO	659,527	0.1
448,900	Petroleo Brasileiro SA	1,839,434	0.3
1,013,923	Surgutneftegas OAO	783,355	0.2
		3,282,316	0.6
	Financials: 1.2%
260,880	Banco Bradesco SA	2,391,393	0.4
15,800	Banco do Estado do Rio Grande do Sul	45,584	0.0
11,322	Grupo de Inversiones Suramericana SA	158,191	0.0
279,430	Itau Unibanco Holding S.A.	3,078,215	0.5
517,709	Investimentos Itau SA	1,485,306	0.3
		7,158,689	1.2
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	Information Technology: 0.4%
2,997	Samsung Electronics Co., Ltd.	$2,663,496	0.4
	Materials: 0.3%
131,800	Gerdau SA	315,818	0.0
1,125	LG Chem Ltd.	189,483	0.1
37,400	Usinas Siderurgicas de Minas Gerais SA	49,681	0.0
196,500	Vale SA	989,736	0.2
		1,544,718	0.3
	Telecommunication Services: 0.1%
46,600	Telefonica Brasil SA	651,240	0.1
	Utilities: 0.1%
117,159	Cia Energetica de Minas Gerais	444,278	0.1
30,400	Cia Energetica de Sao Paulo	191,351	0.0
		635,629	0.1
	Total Preferred Stock (Cost $25,134,236)	17,240,699	2.9
	Total Long-Term Investments (Cost $602,296,601)	583,172,729	98.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.4%
	Securities Lending Collateralcc: 1.1%
331,241	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $331,243, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $337,866, due 02/28/17-05/15/44)	331,241	0.0
1,573,484	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,573,490, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,604,954, due 07/15/15-05/20/65)	1,573,484	0.3

See Accompanying Notes to Financial Statements

Voya Emerging Markets Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,573,484	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,573,492, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $1,604,946, due 11/15/15-03/01/48)	$1,573,484	0.3
1,573,484	HSBC Securities USA, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $1,573,488, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.375%, Market Value plus accrued interest $1,604,960, due 07/15/15-01/15/37)	1,573,484	0.2
1,573,484	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,573,490, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,604,954, due 07/31/15-05/20/65)	1,573,484	0.3
		6,625,177	1.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
7,411,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090% †† (Cost $7,411,000)	$7,411,000	1.3
	Total Short-Term Investments (Cost $14,036,177)	14,036,177	2.4
	Total Investments in Securities (Cost $616,332,778)	$597,208,906	100.4
	Liabilities in Excess of Other Assets	(2,634,751)	(0.4)
	Net Assets	$594,574,155	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $622,750,221.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$71,971,204
Gross Unrealized Depreciation	(97,574,908)
Net Unrealized Depreciation	$(25,603,704)

See Accompanying Notes to Financial Statements

Voya Euro STOXX 50® Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.5%
	Consumer Discretionary: 8.4%
58,640	Bayerische Motoren Werke AG	$6,421,943	1.4
182,146	Daimler AG	16,592,737	3.7
192,065	Inditex SA	6,264,657	1.4
49,679	LVMH Moet Hennessy Louis Vuitton SE	8,734,103	1.9
		38,013,440	8.4
	Consumer Staples: 10.5%
140,492	Anheuser-Busch InBev Worldwide, Inc.	16,906,906	3.8
101,605	Carrefour S.A.	3,264,932	0.7
109,670	Danone	7,103,827	1.6
44,751	L'Oreal S.A.	8,006,911	1.8
285,424	Unilever NV	11,933,356	2.6
		47,215,932	10.5
	Energy: 7.4%
493,079	ENI S.p.A.	8,757,899	1.9
184,381 L	Repsol YPF S.A.	3,249,840	0.7
437,891	Total S.A.	21,479,019	4.8
		33,486,758	7.4
	Financials: 26.9%
83,520	Allianz SE	13,025,062	2.9
246,829	Assicurazioni Generali S.p.A.	4,448,800	1.0
384,693	AXA S.A.	9,752,698	2.2
2,616,767	Banco Santander SA	18,406,426	4.1
1,151,939	Banco Bilbao Vizcaya Argentaria S.A.	11,351,180	2.5
204,298	BNP Paribas	12,397,386	2.8
237,376	Deutsche Bank AG	7,137,129	1.6
706,866	ING Groep NV	11,737,800	2.6
2,628,002	Intesa Sanpaolo S.p.A.	9,543,569	2.1
26,830	Muenchener Rueckversicherungs- Gesellschaft AG	4,756,819	1.1
147,154	Societe Generale	6,905,038	1.5
17,999 L	Unibail-Rodamco SE	4,571,8443	1.0
1,019,653 L	UniCredit SpA	6,852,977	1.5
		120,886,727	26.9
	Health Care: 10.5%
151,130	Bayer AG	21,164,306	4.7
39,456	Essilor International SA	4,726,859	1.0
217,613	Sanofi	21,528,486	4.8
		47,419,651	10.5
	Industrials: 10.6%
90,522	Cie de Saint-Gobain	4,086,297	0.9
174,955	Deutsche Post AG	5,112,074	1.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
106,614	Airbus Group SE	$6,944,568	1.5
170,900	Koninklijke Philips NV	4,361,800	1.0
106,827	Schneider Electric SE	7,396,611	1.7
141,850	Siemens AG	14,351,195	3.2
95,809	Vinci S.A.	5,560,548	1.2
		47,813,093	10.6
	Information Technology: 5.3%
68,581	ASML Holding NV	7,133,634	1.6
672,850	Nokia OYJ	4,586,804	1.0
173,371	SAP SE	12,149,222	2.7
		23,869,660	5.3
	Materials: 5.1%
62,864	Air Liquide SA	7,976,862	1.8
167,858	BASF SE	14,770,350	3.3
		22,747,212	5.1
	Telecommunication Services: 7.2%
566,141	Deutsche Telekom AG	9,760,458	2.2
363,012	Orange SA	5,610,128	1.2
792,423	Telefonica S.A.	11,288,400	2.5
223,692	Vivendi	5,672,080	1.3
		32,331,066	7.2
	Utilities: 5.6%
365,695	E.ON AG	4,876,358	1.1
1,279,831	Enel S.p.A.	5,800,584	1.3
296,902	GDF Suez	5,527,837	1.2
1,033,783	Iberdrola S.A.	6,979,650	1.6
88,228	RWE AG	1,897,645	0.4
		25,082,074	5.6
	Total Common Stock (Cost $359,124,898)	438,865,613	97.5
PREFERRED STOCK: 1.5%
	Consumer Discretionary: 1.5%
28,788	Volkswagen AG	6,681,096	1.5
	Total Preferred Stock (Cost $5,257,967)	6,681,096	1.5
RIGHTS: 0.0%
	: 0.0%
184,367 @,L	Repsol SA	95,577	0.0
	Total Rights (Cost $101,490)	95,577	0.0
	Total Long-Term Investments (Cost $364,484,355)	445,642,286	99.0

See Accompanying Notes to Financial Statements

Voya Euro STOXX 50® Index	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc: 1.7%
383,598	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $383,600, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $391,270, due 02/28/17-05/15/44)	$383,598	0.1
1,822,460	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15% due 07/01/15 (Repurchase Amount $1,822,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,858,909, due 07/15/15-05/20/65)	1,822,460	0.4
1,822,460	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,822,469, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $1,858,900, due 11/15/15-03/01/48)	1,822,460	0.4
1,822,500	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,822,508, collateralized by various U.S. Government Securities, 0.750%- 2.750%, Market Value plus accrued interest $1,858,950, due 01/15/17-08/15/42)	1,822,500	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,822,460	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,822,467, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $1,858,910, due 07/31/15-05/20/65)	$1,822,460	0.4
		7,673,478	1.7
	Total Short-Term Investments (Cost $7,673,478)	7,673,478	1.7
	Total Investments in Securities (Cost $372,157,833)	$453,315,764	100.7
	Liabilities in Excess of Other Assets	(3,262,326)	(0.7)
	Net Assets	$450,053,438	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $398,183,167.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$91,550,535
Gross Unrealized Depreciation	(36,417,938)
Net Unrealized Appreciation	$55,132,597

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.5%
	Consumer Discretionary: 10.2%
143,967	Barratt Developments PLC	$1,388,600	0.4
153,254	Sky PLC	2,496,130	0.6
64,749	Burberry Group PLC	1,597,372	0.4
26,670	Carnival PLC	1,363,621	0.3
243,835	Compass Group PLC	4,032,799	1.0
145,405	Dixons Carphone PLC	1,033,954	0.3
240,864	GKN PLC	1,265,449	0.3
34,549	InterContinental Hotels Group PLC	1,392,895	0.4
547,133	ITV PLC	2,263,714	0.6
340,865	Kingfisher PLC	1,859,234	0.5
240,477	Marks & Spencer Group PLC	2,028,635	0.5
103,712 #	Merlin Entertainments PLC	695,577	0.2
21,520	Next PLC	2,518,727	0.6
118,835	Pearson PLC	2,250,063	0.6
44,702	Persimmon PLC	1,386,914	0.4
165,431	Reed Elsevier PLC	2,688,350	0.7
36,745	Sports Direct International PLC	414,293	0.1
472,150	Taylor Wimpey PLC	1,376,912	0.4
68,877	TUI AG	1,114,442	0.3
26,353	Whitbread PLC	2,047,333	0.5
191,939	WPP PLC	4,308,271	1.1
		39,523,285	10.2
	Consumer Staples: 16.3%
50,931	Associated British Foods PLC	2,295,049	0.6
272,426	British American Tobacco PLC	14,668,008	3.8
28,849	Coca-Cola HBC AG	619,129	0.2
368,112	Diageo PLC	10,660,379	2.7
140,804	Imperial Tobacco Group PLC	6,781,391	1.7
206,396 L	J Sainsbury PLC	859,165	0.2
92,912	Reckitt Benckiser Group PLC	8,012,153	2.1
138,165	SABMiller PLC	7,163,867	1.8
1,187,178	Tesco PLC	3,955,393	1.0
176,324	Unilever PLC	7,571,156	2.0
316,326	WM Morrison Supermarkets PLC	897,973	0.2
		63,483,663	16.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 13.4%
497,398	BG Group PLC	$8,284,017	2.1
2,665,394	BP PLC	17,689,256	4.6
569,287	Royal Dutch Shell PLC - Class A	16,096,012	4.1
358,446	Royal Dutch Shell PLC - Class B	10,205,081	2.6
		52,274,366	13.4
	Financials: 23.0%
139,954	3i Group PLC	1,135,606	0.3
145,962	Aberdeen Asset Management PLC	925,837	0.2
29,091	Admiral Group PLC	633,898	0.2
591,248	Aviva PLC	4,579,414	1.2
2,447,563	Barclays PLC	10,031,639	2.6
147,846	British Land Co. PLC	1,841,574	0.5
134,159	Capital Shopping Centres Group PLC	648,072	0.2
200,957	Direct Line Insurance Group PLC	1,060,757	0.3
114,622	Hammerson PLC	1,107,735	0.3
31,889	Hargreaves Lansdown PLC	577,762	0.1
2,852,257	HSBC Holdings PLC	25,540,128	6.6
114,976	Land Securities Group PLC	2,174,076	0.6
867,814	Legal & General Group PLC	3,393,186	0.9
8,419,103	Lloyds Banking Group Plc	11,300,044	2.9
45,603	London Stock Exchange Group PLC	1,696,451	0.4
714,267	Old Mutual PLC	2,260,893	0.6
372,929	Prudential PLC	8,987,367	2.3
319,792	Royal Bank of Scotland Group PLC	1,768,283	0.4
148,431	RSA Insurance Group PLC	925,580	0.2
16,517	Schroders PLC	824,140	0.2
74,962	St. James’s Place PLC	1,065,920	0.3
305,116	Standard Chartered PLC	4,886,222	1.2
285,863	Standard Life PLC	1,993,321	0.5
		89,357,905	23.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 9.3%
184,435	AstraZeneca PLC	$11,672,864	3.0
710,545	GlaxoSmithKline PLC	14,773,521	3.8
19,675	Hikma Pharmaceuticals PLC	597,638	0.1
85,912	Shire PLC	6,902,948	1.8
131,048	Smith & Nephew PLC	2,216,963	0.6
		36,163,934	9.3
	Industrials: 7.1%
73,562	Ashtead Group PLC	1,267,818	0.3
73,397	Babcock International Group	1,243,517	0.3
462,254	BAE Systems PLC	3,275,246	0.9
48,524	Bunzl PLC	1,323,700	0.4
96,735	Capita Group PLC	1,879,610	0.5
36,310	easyJet PLC	882,638	0.2
145,037	Experian PLC	2,637,973	0.7
226,766	Group 4 Securicor PLC	956,160	0.3
267,803 @	International Consolidated Airlines Group SA	2,081,112	0.5
23,494	Intertek Group PLC	903,338	0.2
115,110	Meggitt PLC	842,914	0.2
268,712	Rolls-Royce Holdings PLC	3,670,381	1.0
40,822,320 @	Rolls-Royce Holdings PLC - C shares	64,142	0.0
112,536	Royal Mail PLC	909,793	0.2
57,297	Smiths Group PLC	1,015,620	0.3
36,080	Travis Perkins PLC	1,194,954	0.3
31,058	Weir Group PLC	827,759	0.2
38,042	Wolseley PLC	2,426,089	0.6
		27,402,764	7.1
	Information Technology: 1.2%
206,288	ARM Holdings PLC	3,375,652	0.9
157,408	Sage Group PLC	1,267,052	0.3
		4,642,704	1.2
	Materials: 7.8%
190,972	Anglo American PLC	2,758,847	0.7
51,870	Antofagasta PLC	561,429	0.1
308,680	BHP Billiton PLC	6,069,131	1.6
119,085	CRH PLC - London	3,341,113	0.9
24,771	Fresnillo PLC	270,121	0.1
1,559,790 @	Glencore PLC	6,255,036	1.6
29,949	Johnson Matthey PLC	1,428,204	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
53,673	Mondi PLC	$1,155,533	0.3
13,569	Randgold Resources Ltd.	910,153	0.2
182,342	Rio Tinto PLC	7,500,224	1.9
		30,249,791	7.8
	Telecommunication Services: 6.1%
1,223,164	BT Group PLC	8,661,590	2.2
65,464	Inmarsat PLC	941,072	0.2
3,882,683	Vodafone Group PLC	14,163,533	3.7
		23,766,195	6.1
	Utilities: 4.1%
726,403	Centrica PLC	3,014,177	0.8
551,283	National Grid PLC	7,095,425	1.8
144,310	Scottish & Southern Energy PLC	3,482,813	0.9
34,796	Severn Trent PLC	1,137,000	0.3
99,645	United Utilities Group PLC	1,395,657	0.3
		16,125,072	4.1
	Total Common Stock (Cost $326,494,049)	382,989,679	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
	Securities Lending Collateralcc: 0.2%
742	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $742, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $757, due 07/15/15-05/20/65)	742	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya FTSE 100 Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
635,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $635,003, collateralized by various U.S. Government Securities, 0.750%- 2.750%, Market Value plus accrued interest $647,700, due 01/15/17- 08/15/42)	$635,000	0.2
		635,742	0.2
	Total Short-Term Investments (Cost $635,742)	635,742	0.2
	Total Investments in Securities (Cost $327,129,791)	$383,625,421	98.7
	Assets in Excess of Other Liabilities	5,071,274	1.3
	Net Assets	$388,696,695	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $330,294,494.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$83,548,622
Gross Unrealized Depreciation	(30,217,695)
Net Unrealized Appreciation	$53,330,927

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.6%
	Consumer Discretionary: 12.3%
21,379	Accor S.A.	$1,081,997	0.1
24,164	Adidas AG	1,848,897	0.1
22,711	Aisin Seiki Co., Ltd.	965,655	0.1
9,993 @	Altice SA	1,376,435	0.1
48,024	Aristocrat Leisure Ltd.	283,193	0.0
18,849	Asics Corp.	486,930	0.0
4,635	Axel Springer AG	243,429	0.0
95,669	Barratt Developments PLC	922,753	0.1
38,060	Bayerische Motoren Werke AG	4,168,130	0.3
7,037	Benesse Holdings, Inc.	176,413	0.0
75,243	Bridgestone Corp.	2,781,176	0.2
119,845	Sky PLC	1,951,980	0.1
52,364	Burberry Group PLC	1,291,831	0.1
22,011	Carnival PLC	1,125,409	0.1
23,987 L	Casio Computer Co., Ltd.	473,137	0.0
6,321	Christian Dior S.A.	1,237,458	0.1
60,021	Cie Financiere Richemont SA	4,878,379	0.3
21,596	Cie Generale des Etablissements Michelin	2,272,419	0.2
195,133	Compass Group PLC	3,227,314	0.2
12,739	Continental AG	3,016,313	0.2
43,281	Crown Ltd.	406,668	0.0
22,511	Daihatsu Motor Co., Ltd.	320,403	0.0
110,686	Daimler AG	10,083,031	0.7
56,567	Denso Corp.	2,814,384	0.2
25,703	Dentsu, Inc.	1,329,682	0.1
116,139	Dixons Carphone PLC	825,847	0.1
13,642	Don Quijote Holdings Co. Ltd.	580,453	0.0
27,826	Electrolux AB	871,876	0.1
18,209	Eutelsat Communications	588,211	0.0
6,142	Fast Retailing Co., Ltd.	2,785,219	0.2
104,252	Fiat Chrysler Automobiles NV	1,529,397	0.1
6,299 L	Flight Centre Ltd.	165,556	0.0
67,835	Fuji Heavy Industries Ltd.	2,494,346	0.2
272,159	Galaxy Entertainment Group Ltd.	1,082,911	0.1
732,812	Genting International PLC	486,546	0.0
192,785	GKN PLC	1,012,852	0.1
108,745	Hennes & Mauritz AB	4,185,458	0.3
2,946	Hermes International	1,099,979	0.1
187,242	Honda Motor Co., Ltd.	6,051,634	0.4
7,801	Hugo Boss AG	872,124	0.1
47,890	Husqvarna AB - B Shares	360,738	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
18,391	Iida Group Holdings Co. Ltd.	$292,368	0.0
126,094	Inditex SA	4,112,856	0.3
28,012	InterContinental Hotels Group PLC	1,129,346	0.1
40,766	Isetan Mitsukoshi Holdings Ltd.	728,313	0.1
70,468	Isuzu Motors Ltd.	924,509	0.1
447,201	ITV PLC	1,850,254	0.1
29,152	J Front Retailing Co., Ltd.	548,678	0.0
12,070	Jardine Cycle & Carriage Ltd.	296,323	0.0
7,986	JC Decaux SA	333,962	0.0
2,812	Kabel Deutschland Holding AG	376,289	0.0
276,123	Kingfisher PLC	1,506,102	0.1
11,500	Koito Manufacturing Co., Ltd.	447,778	0.0
13,879	Lagardere SCA	406,112	0.0
668,194	Li & Fung Ltd.	529,726	0.0
19,610	Luxottica Group S.p.A.	1,304,419	0.1
32,087	LVMH Moet Hennessy Louis Vuitton SE	5,641,240	0.4
191,481	Marks & Spencer Group PLC	1,615,311	0.1
28,519	Marui Group Co., Ltd.	385,308	0.0
62,766	Mazda Motor Corp.	1,228,255	0.1
46,504 #	Merlin Entertainments PLC	311,894	0.0
106,068	MGM China Holdings Ltd.	173,195	0.0
73,415	Mitsubishi Motors Corp.	624,323	0.1
20,693	Namco Bandai Holdings, Inc.	399,883	0.0
17,326	Next PLC	2,027,856	0.1
20,985	NGK Spark Plug Co., Ltd.	581,162	0.0
38,569 L	Nikon Corp.	445,730	0.0
288,192	Nissan Motor Co., Ltd.	3,010,729	0.2
8,406	Nitori Co., Ltd.	685,329	0.1
7,600	NOK Corp.	235,477	0.0
12,178	Nokian Renkaat OYJ	381,542	0.0
11,300	Numericable-SFR	598,964	0.0
23,580	Oriental Land Co., Ltd.	1,504,148	0.1
254,431	Panasonic Corp.	3,484,741	0.2
13,655	Pandora A/S	1,465,239	0.1
95,641	Pearson PLC	1,810,900	0.1
35,921	Persimmon PLC	1,114,477	0.1
47,690	Peugeot S.A.	983,458	0.1
27,171	Pirelli & C S.p.A.	458,570	0.0
8,835	Kering	1,579,588	0.1
25,593	ProSiebenSat.1 Media AG	1,264,147	0.1
21,915	Publicis Groupe	1,624,409	0.1
92,970	Rakuten, Inc.	1,500,920	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
5,999	REA Group Ltd.	$180,950	0.0
80,250	Reed Elsevier NV	1,908,806	0.1
133,276	Reed Elsevier PLC	2,165,813	0.2
22,228	Renault S.A.	2,330,553	0.2
4,266	Rinnai Corp.	335,927	0.0
4,449	RTL Group SA	404,493	0.0
279,202	Sands China Ltd.	938,342	0.1
5,288	Sankyo Co., Ltd.	187,215	0.0
5,380 L	Sanrio Co., Ltd.	146,177	0.0
20,410	Sega Sammy Holdings, Inc.	266,867	0.0
51,519	Sekisui Chemical Co., Ltd.	632,449	0.1
65,585	Sekisui House Ltd.	1,041,553	0.1
169 @	SES S.A. - France	5,739	0.0
35,495	SES S.A. - Luxembourg	1,193,273	0.1
127,385	Shangri-La Asia Ltd.	177,606	0.0
177,500 L	Sharp Corp.	215,683	0.0
2,661	Shimamura Co., Ltd.	279,376	0.0
9,455	Shimano, Inc.	1,290,233	0.1
202,327	Singapore Press Holdings Ltd.	612,586	0.0
208,365	SJM Holdings Ltd.	225,295	0.0
11,235	Sodexo SA	1,069,549	0.1
129,770	Sony Corp.	3,685,061	0.3
31,131	Sports Direct International PLC	350,996	0.0
17,088	Stanley Electric Co., Ltd.	355,889	0.0
19,059	Sumitomo Rubber Industries, Inc.	295,230	0.0
42,844	Suzuki Motor Corp.	1,445,962	0.1
3,549	Swatch Group AG - BR	1,382,967	0.1
5,458	Swatch Group AG - Reg	409,979	0.0
88,886	TABCORP Holdings Ltd.	311,568	0.0
33,689	Takashimaya Co., Ltd.	305,371	0.0
179,369	Tattersall’s Ltd.	514,298	0.0
311,722	Taylor Wimpey PLC	909,062	0.1
161,500	Techtronic Industries Co.	528,045	0.0
6,287	Telenet Group Holding NV	342,061	0.0
14,800	Toho Co., Ltd.	368,004	0.0
19,205	Toyota Industries Corp.	1,093,656	0.1
313,962	Toyota Motor Corp.	21,009,484	1.4
53,458	TUI AG	864,960	0.1
27,226	USS Co., Ltd.	491,024	0.0
8,929	Valeo SA	1,412,419	0.1
3,398	Volkswagen AG	786,797	0.1
21,743	Whitbread PLC	1,689,187	0.1
101,853	William Hill PLC	645,176	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
36,795	Wolters Kluwer NV	$1,095,160	0.1
152,176	WPP PLC	3,415,749	0.2
177,679	Wynn Macau Ltd.	296,060	0.0
85,937 L	Yamada Denki Co., Ltd.	343,772	0.0
19,807	Yamaha Corp.	399,202	0.0
31,304	Yamaha Motor Co., Ltd.	683,983	0.1
12,769	Yokohama Rubber Co., Ltd.	256,218	0.0
88,949	Yue Yuen Industrial Holdings	297,526	0.0
		185,273,744	12.3
	Consumer Staples: 10.7%
75,880	Aeon Co., Ltd.	1,076,744	0.1
66,428	Ajinomoto Co., Inc.	1,436,523	0.1
92,392	Anheuser-Busch InBev Worldwide, Inc.	11,118,518	0.7
10,023	Aryzta AG	493,165	0.0
44,958	Asahi Group Holdings, Ltd.	1,427,784	0.1
41,418	Associated British Foods PLC	1,866,375	0.1
258	Barry Callebaut AG	293,887	0.0
11,475	Beiersdorf AG	961,496	0.1
212,793	British American Tobacco PLC	11,457,237	0.8
9,301	Calbee, Inc.	391,833	0.0
12,883	Carlsberg A/S	1,167,273	0.1
63,459	Carrefour S.A.	2,039,165	0.1
6,370	Casino Guichard Perrachon S.A.	483,500	0.0
67,564	Coca-Cola Amatil Ltd.	476,593	0.0
22,111	Coca-Cola HBC AG	474,525	0.0
8,261	Colruyt S.A.	370,572	0.0
12,227	Delhaize Group	994,513	0.1
287,148	Diageo PLC	8,315,693	0.6
71,006	Distribuidora Internacional de Alimentacion SA	544,161	0.0
6,838	FamilyMart Co., Ltd.	314,446	0.0
761,469	Golden Agri-Resources Ltd.	231,861	0.0
66,673	Danone	4,318,715	0.3
7,195	ICA Gruppen AB	255,258	0.0
11,828	Heineken Holding NV	829,020	0.1
26,913	Heineken NV	2,046,130	0.1
13,043	Henkel AG & Co. KGaA	1,243,730	0.1
110,169	Imperial Tobacco Group PLC	5,305,951	0.4
140,792	J Sainsbury PLC	586,075	0.0
125,902	Japan Tobacco, Inc.	4,475,725	0.3
27,926	Jeronimo Martins	360,077	0.0
58,275	Kao Corp.	2,710,195	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
7,297	Kerry Group PLC	$541,298	0.0
12,042	Kerry Group PLC KYGA	887,127	0.1
18,834	Kikkoman Corp.	588,066	0.0
95,556	Kirin Brewery Co., Ltd.	1,316,205	0.1
104,932	Koninklijke Ahold NV	1,969,856	0.1
7,664	Lawson, Inc.	524,457	0.0
106	Lindt & Spruengli AG - PC	560,674	0.0
11	Lindt & Spruengli AG - Reg	688,495	0.1
28,789	L’Oreal S.A.	5,150,968	0.4
7,394	MEIJI Holdings Co., Ltd.	954,049	0.1
18,500	Metro AG	584,308	0.0
368,364	Nestle S.A.	26,577,695	1.8
20,419	NH Foods Ltd.	465,649	0.0
27,867	Nisshin Seifun Group, Inc.	370,388	0.0
6,917	Nissin Food Products Co., Ltd.	303,056	0.0
24,753	Pernod Ricard SA	2,861,514	0.2
73,841	Reckitt Benckiser Group PLC	6,367,589	0.4
2,550	Remy Cointreau SA	184,227	0.0
110,754	SABMiller PLC	5,742,604	0.4
86,671	Seven & I Holdings Co., Ltd.	3,720,407	0.3
42,462	Shiseido Co., Ltd.	963,094	0.1
16,834	Suntory Beverage & Food Ltd.	670,178	0.1
67,751	Svenska Cellulosa AB SCA	1,722,785	0.1
23,054	Swedish Match AB	655,440	0.1
54,897	Tate & Lyle PLC	448,102	0.0
926,305	Tesco PLC	3,086,227	0.2
11,488	Toyo Suisan Kaisha Ltd.	418,587	0.0
76,914	Treasury Wine Estates Ltd.	295,375	0.0
43,378	Uni-Charm Corp.	1,030,424	0.1
187,096	Unilever NV	7,822,338	0.5
147,041	Unilever PLC	6,313,777	0.4
130,773	Wesfarmers Ltd.	3,932,761	0.3
570,500 #,@	WH Group Ltd.	388,288	0.0
227,976	Wilmar International Ltd.	554,868	0.0
242,180	WM Morrison Supermarkets PLC	687,490	0.1
146,592	Woolworths Ltd.	3,046,078	0.2
10,485	Yakult Honsha Co., Ltd.	621,023	0.1
		161,082,207	10.7
	Energy: 5.1%
31,368	Subsea 7 SA	306,820	0.0
38,952	Amec PLC	500,265	0.0
391,373	BG Group PLC	6,518,202	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
2,086,833	BP PLC	$13,849,556	0.9
31,768	Caltex Australia Ltd.	779,846	0.1
292,403	ENI S.p.A.	5,193,561	0.4
45,304	Galp Energia SGPS SA	533,287	0.0
44	Idemitsu Kosan Co., Ltd.	863	0.0
103,816	Inpex Corp.	1,178,410	0.1
266,466	JX Holdings, Inc.	1,148,829	0.1
24,453	Lundin Petroleum AB	419,529	0.0
15,398	Neste Oyj	392,804	0.0
17,834	OMV AG	490,966	0.0
133,412	Origin Energy Ltd.	1,231,300	0.1
30,009	Petrofac Ltd.	436,650	0.0
122,332 L	Repsol YPF S.A.	2,156,184	0.1
445,707	Royal Dutch Shell PLC - Class A	12,601,913	0.8
278,674	Royal Dutch Shell PLC - Class B	7,933,944	0.5
31,659 L	Saipem S.p.A.	334,544	0.0
113,535	Santos Ltd.	685,489	0.1
44,451 L	SeaDrill Ltd.	461,649	0.0
22,519	Showa Shell Sekiyu KK	196,761	0.0
128,895	Statoil ASA	2,305,031	0.2
11,972	Technip S.A.	741,956	0.1
57,248	Tenaris S.A.	772,178	0.1
37,470	TonenGeneral Sekiyu KK	348,545	0.0
245,901	Total S.A.	12,061,706	0.8
41,792	Transocean Ltd - RIGN	677,525	0.1
105,177	Tullow Oil PLC	562,092	0.0
86,625	Woodside Petroleum Ltd.	2,285,750	0.2
26,525	WorleyParsons Ltd.	212,964	0.0
		77,319,119	5.1
	Financials: 26.3%
115,338	3i Group PLC	935,868	0.1
105,166	Aberdeen Asset Management PLC	667,068	0.0
45,443 L	Acom Co., Ltd.	174,201	0.0
22,488	Admiral Group PLC	490,017	0.0
211,258	Aegon NV	1,558,706	0.1
13,598	AEON Financial Service Co., Ltd.	377,270	0.0
12,042	Aeon Mall Co., Ltd.	225,496	0.0
25,708	Ageas	991,903	0.1
1,386,099	AIA Group Ltd.	9,063,228	0.6
52,392	Allianz SE	8,170,606	0.5
350,784	AMP Ltd.	1,627,750	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
142,682	Aozora Bank Ltd.	$538,341	0.0
249,297	Ascendas Real Estate Investment Trust	455,148	0.0
135,994	Assicurazioni Generali S.p.A.	2,451,131	0.2
23,550	ASX Ltd.	724,267	0.1
317,988	Australia & New Zealand Banking Group Ltd.	7,891,572	0.5
459,909	Aviva PLC	3,562,149	0.2
213,688	AXA S.A.	5,417,396	0.4
5,722	Baloise Holding AG	697,689	0.1
248,160 @	Banca Monte dei Paschi di Siena SpA	483,547	0.0
4,040,826 @	Banco Comercial Portugues SA	353,218	0.0
9,822 @	Banco de Sabadell SA	23,707	0.0
582,019	Banco de Sabadell SA	1,409,761	0.1
41,944	Banco Popolare SC	690,634	0.1
—	Banco Popular Espanol S.A.	—	—
205,822	Banco Popular Espanol SA	1,001,454	0.1
1,654,239	Banco Santander SA	11,635,972	0.8
139,262	Bank Hapoalim BM	749,502	0.1
173,356	Bank Leumi Le-Israel BM	732,517	0.1
148,552	Bank of East Asia Ltd.	648,993	0.0
43,557	Bank of Kyoto Ltd.	501,042	0.0
42,609	Bank of Queensland Ltd.	419,250	0.0
142,809	Bank of Yokohama Ltd.	874,559	0.1
546,447	Bankia SA	695,699	0.1
75,624	Bankinter S.A.	560,898	0.0
1,890,374	Barclays PLC	7,747,932	0.5
728,480	Banco Bilbao Vizcaya Argentaria S.A.	7,178,425	0.5
53,801	Bendigo Bank Ltd.	508,725	0.0
874,585 @	BGP Holdings PLC	—	—
121,708	BNP Paribas	7,385,589	0.5
435,917	BOC Hong Kong Holdings Ltd.	1,814,309	0.1
113,242	British Land Co. PLC	1,410,545	0.1
160,000	CapitaCommercial Trust	185,181	0.0
101,444	Capital Shopping Centres Group PLC	490,038	0.0
309,696	CapitaLand Ltd.	804,208	0.1
296,801	CapitaMall Trust	473,423	0.0
328,699 @	Cheung Kong Property Holdings Ltd.	2,726,596	0.2
91,266	Chiba Bank Ltd.	694,972	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
22,006	Chugoku Bank Ltd.	$346,855	0.0
50,681	City Developments Ltd.	367,769	0.0
328,699	CK Hutchison Holdings Ltd.	4,832,526	0.3
18,565	CNP Assurances	310,718	0.0
112,565	Commerzbank AG	1,438,991	0.1
186,817	Commonwealth Bank of Australia	12,250,908	0.8
118,801	Credit Agricole SA	1,773,697	0.1
17,524	Credit Saison Co., Ltd.	375,201	0.0
175,348	Credit Suisse Group AG	4,837,412	0.3
265,713	CaixaBank SA	1,236,445	0.1
124,883	Dai-ichi Life Insurance Co., Ltd.	2,452,393	0.2
8,481	Daito Trust Construction Co., Ltd.	877,744	0.1
69,454	Daiwa House Industry Co., Ltd.	1,618,136	0.1
190,121	Daiwa Securities Group, Inc.	1,422,240	0.1
78,987	Danske Bank A/S	2,321,980	0.2
206,620	DBS Group Holdings Ltd.	3,170,306	0.2
24,482	Delta Lloyd NV	401,901	0.0
40,336	Deutsche Annington Immobilien SE	1,138,202	0.1
158,704	Deutsche Bank AG	4,771,717	0.3
22,712	Deutsche Boerse AG	1,881,186	0.1
39,336	Deutsche Wohnen AG	901,816	0.1
110,927	Dexus Property Group	624,188	0.0
159,585	Direct Line Insurance Group PLC	842,374	0.1
112,193	DnB NOR ASA	1,868,419	0.1
32,922 L	Erste Bank der Oesterreichischen Sparkassen AG	937,998	0.1
4,527	Eurazeo SA	300,686	0.0
11,951	Exor S.p.A.	570,899	0.0
394,260	Federation Centres Ltd	887,129	0.1
251,541	First Pacific Co.	212,226	0.0
3,247	Fonciere Des Regions	276,254	0.0
94,719	Fukuoka Financial Group, Inc.	490,939	0.0
3,130	Gecina S.A.	385,763	0.0
22,766	Gjensidige Forsikring ASA	366,573	0.0
376,197	Global Logistic Properties Ltd.	706,223	0.1
210,380 L	Goodman Group	1,016,070	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
3,216,856	Governor & Co. of the Bank of Ireland	$1,302,174	0.1
206,363 L	GPT Group	680,310	0.0
9,590	Groupe Bruxelles Lambert S.A.	773,308	0.1
52,145	Gunma Bank Ltd.	384,744	0.0
57,047	Hachijuni Bank Ltd.	430,137	0.0
87,058	Hammerson PLC	841,350	0.1
253,823	Hang Lung Properties Ltd.	754,343	0.1
90,136	Hang Seng Bank Ltd.	1,760,443	0.1
7,265	Hannover Rueck SE	703,157	0.1
26,655	Hargreaves Lansdown PLC	482,933	0.0
134,029	Henderson Land Development Co., Ltd.	916,214	0.1
18,000	Hiroshima Bank Ltd.	107,482	0.0
50,000	Hokugin Financial Group, Inc.	117,962	0.0
127,588	Hong Kong Exchanges and Clearing Ltd.	4,495,509	0.3
2,197,739	HSBC Holdings PLC	19,679,340	1.3
77,644	Hysan Development Co., Ltd.	336,236	0.0
3,958	ICADE	283,111	0.0
64,008	ICAP PLC	532,414	0.0
8,717	Industrivarden AB	164,277	0.0
443,496	ING Groep NV	7,364,433	0.5
279,183	Insurance Australia Group Ltd.	1,200,314	0.1
1,447,254	Intesa Sanpaolo S.p.A.	5,255,692	0.4
58,136	Intesa Sanpaolo SpA	185,607	0.0
65,024	Investec PLC - INVP - GBP	584,236	0.0
53,612	Investor AB	1,998,960	0.1
35,356	Iyo Bank Ltd.	434,064	0.0
98	Japan Prime Realty Investment Corp.	304,276	0.0
144	Japan Real Estate Investment Corp.	653,512	0.0
276	Japan Retail Fund Investment Corp.	551,914	0.0
87,344	Joyo Bank Ltd.	489,076	0.0
26,560	Julius Baer Group Ltd.	1,490,387	0.1
29,150	KBC Groep NV	1,954,167	0.1
72,560	Kerry Properties Ltd.	284,421	0.0
27,530	Kinnevik Investment AB	870,770	0.1
20,009	Klepierre	882,188	0.1
93,111	Land Securities Group PLC	1,760,632	0.1
691,828	Legal & General Group PLC	2,705,074	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
66,564	Lend Lease Corp., Ltd.	$769,631	0.1
270,032	Link REIT	1,580,210	0.1
6,535,604	Lloyds Banking Group Plc	8,772,028	0.6
28,657	London Stock Exchange Group PLC	1,066,053	0.1
34,078	Macquarie Group Ltd.	2,135,174	0.1
107,391 L	Corp. Mapfre S.A.	371,155	0.0
250,000 @	Medibank Pvt Ltd.	387,379	0.0
71,750	Mediobanca S.p.A.	703,486	0.1
443,942	Mirvac Group	632,477	0.0
144,327	Mitsubishi Estate Co., Ltd.	3,108,528	0.2
1,462,106	Mitsubishi UFJ Financial Group, Inc.	10,519,073	0.7
59,976	Mitsubishi UFJ Lease & Finance Co., Ltd.	327,976	0.0
108,619	Mitsui Fudosan Co., Ltd.	3,039,475	0.2
59,554	MS&AD Insurance Group Holdings, Inc.	1,853,815	0.1
2,653,461	Mizuho Financial Group, Inc.	5,741,380	0.4
19,934	Muenchener Rueckversicherungs- Gesellschaft AG	3,534,194	0.2
294,982	National Australia Bank Ltd.	7,576,352	0.5
108,870	Natixis SA	785,754	0.1
579,094	New World Development Ltd.	756,672	0.1
162	Nippon Prologis REIT, Inc.	298,103	0.0
164	Nippon Building Fund, Inc.	717,750	0.1
39,313	NKSJ Holdings, Inc.	1,439,494	0.1
16,024	NN Group NV	451,273	0.0
415,226	Nomura Holdings, Inc.	2,803,543	0.2
13,745	Nomura Real Estate Holdings, Inc.	288,489	0.0
346,381	Nordea Bank AB	4,319,979	0.3
568,970	Old Mutual PLC	1,800,980	0.1
152,263	ORIX Corp.	2,261,027	0.2
30,907	Osaka Securities Exchange Co. Ltd.	1,001,977	0.1
357,022	Oversea-Chinese Banking Corp.	2,696,216	0.2
2,448	Pargesa Holding SA	164,834	0.0
2,093	Partners Group	625,572	0.0
295,051	Prudential PLC	7,110,553	0.5
159,601	QBE Insurance Group Ltd.	1,680,617	0.1
12,113 L	Raiffeisen International Bank Holding AG	176,259	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
255,813	Resona Holdings, Inc.	$1,395,237	0.1
292,641	Royal Bank of Scotland Group PLC	1,618,152	0.1
118,534	RSA Insurance Group PLC	739,149	0.1
51,235	Sampo OYJ	2,414,556	0.2
23,870	Softbank Investment Corp.	328,151	0.0
628,503	Scentre Group	1,815,564	0.1
13,306	Schroders PLC	663,923	0.0
18,398	Scor S.A.	650,581	0.0
88,090	Segro PLC	561,253	0.0
67,407	Seven Bank Ltd.	312,041	0.0
188,940	Shinsei Bank Ltd.	380,764	0.0
66,181	Shizuoka Bank Ltd.	690,845	0.1
26,664	Hulic Co. Ltd.	236,300	0.0
106,551	Singapore Exchange Ltd.	618,971	0.0
344,626	Sino Land Co.	575,221	0.0
173,883	Skandinaviska Enskilda Banken AB	2,224,197	0.2
83,388	Societe Generale	3,912,889	0.3
21,398	Sony Financial Holdings, Inc.	374,653	0.0
283,284	Standard Chartered PLC	4,536,597	0.3
228,960	Standard Life PLC	1,596,537	0.1
280,377	Stockland	885,354	0.1
145,551	Sumitomo Mitsui Financial Group, Inc.	6,479,815	0.4
382,859	Sumitomo Mitsui Trust Holdings, Inc.	1,751,428	0.1
41,496	Sumitomo Realty & Development Co., Ltd.	1,454,307	0.1
195,471	Sun Hung Kai Properties Ltd.	3,163,265	0.2
156,065	Suncorp Group Ltd	1,614,662	0.1
109,000	Suntec Real Estate Investment Trust	139,614	0.0
21,761	Suruga Bank Ltd.	466,145	0.0
172,326	Svenska Handelsbanken AB	2,515,659	0.2
103,499	Swedbank AB	2,413,019	0.2
73,620	Swire Pacific Ltd.	924,445	0.1
135,825	Swire Properties Ltd.	433,212	0.0
3,822	Swiss Life Holding	875,165	0.1
6,697 @	Swiss Prime Site AG	508,211	0.1
40,714	Swiss Re Ltd.	3,604,115	0.2
69,111	T&D Holdings, Inc.	1,030,274	0.1
80,188	Tokio Marine Holdings, Inc.	3,334,947	0.2
23,411	Tokyo Tatemono Co., Ltd.	324,937	0.0
54,335	Tokyu Fudosan Holdings Corp.	418,766	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
6,685	Tryg A/S	$139,382	0.0
419,559	UBS Group AG	8,901,564	0.6
11,252	Unibail-Rodamco SE	2,858,068	0.2
533,271	UniCredit SpA	3,584,056	0.2
101,428	Unione di Banche Italiane SCPA	813,877	0.1
100,871 L	UnipolSai SpA	249,895	0.0
152,556	United Overseas Bank Ltd.	2,610,077	0.2
302	United Urban Investment Corp.	426,477	0.0
3,641	Wendel	447,405	0.0
234,673	Westfield Corp.	1,648,283	0.1
358,334	Westpac Banking Corp.	8,865,925	0.6
168,857	Wharf Holdings Ltd.	1,122,147	0.1
105,504	Wheelock & Co., Ltd.	538,352	0.0
17,165	Zurich Insurance Group AG	5,225,535	0.4
		397,060,995	26.3
	Health Care: 11.0%
11,887	Actelion Ltd. - Reg	1,740,869	0.1
21,568	Alfresa Holdings Corp.	335,623	0.0
246,420	Astellas Pharma, Inc.	3,510,461	0.2
144,340	AstraZeneca PLC	9,135,257	0.6
95,116	Bayer AG	13,320,083	0.9
25,706	Chugai Pharmaceutical Co., Ltd.	886,687	0.1
7,040	Cochlear Ltd.	435,062	0.0
13,835	Coloplast A/S	907,344	0.1
54,519	CSL Ltd.	3,634,591	0.2
73,493	Daiichi Sankyo Co., Ltd.	1,358,192	0.1
18,409	Dainippon Sumitomo Pharma Co., Ltd.	202,873	0.0
29,079	Eisai Co., Ltd.	1,949,591	0.1
40,738 L	Elekta AB	255,539	0.0
23,859	Essilor International SA	2,858,326	0.2
44,774	Fresenius AG	2,874,784	0.2
25,668	Fresenius Medical Care AG & Co. KGaA	2,124,963	0.1
22,967	Getinge AB	552,954	0.0
554,849	GlaxoSmithKline PLC	11,536,318	0.8
17,414	Grifols SA	703,211	0.0
7,229	Hisamitsu Pharmaceutical Co., Inc.	280,632	0.0
26,714	Kyowa Hakko Kogyo Co., Ltd.	349,095	0.0
6,339	Lonza Group AG	847,304	0.1
22,100	M3, Inc.	444,242	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
15,162	Merck KGaA	$1,511,506	0.1
7,432	Miraca Holdings, Inc.	371,334	0.0
29,213	Mitsubishi Tanabe Pharma Corp.	437,664	0.0
262,789	Novartis AG	25,848,048	1.7
218,860	Novo Nordisk A/S	12,009,916	0.8
28,757	Olympus Corp.	992,836	0.1
9,618	Ono Pharmaceutical Co., Ltd.	1,049,756	0.1
11,104	Orion Oyj	388,956	0.0
45,146	Otsuka Holdings Co. Ltd.	1,438,496	0.1
28,520	Qiagen NV	700,930	0.0
16,464	Ramsay Health Care Ltd.	779,866	0.1
80,268	Roche Holding AG	22,506,465	1.5
45,693	Ryman Healthcare Ltd.	245,235	0.0
137,328	Sanofi	13,585,879	0.9
44,645	Santen Pharmaceutical Co., Ltd.	631,670	0.0
35,232	Shionogi & Co., Ltd.	1,365,354	0.1
67,702	Shire PLC	5,439,792	0.4
104,071	Smith & Nephew PLC	1,760,588	0.1
46,615	Sonic Healthcare Ltd.	767,596	0.1
6,312	Sonova Holding AG - Reg	853,539	0.1
9,317	Suzuken Co., Ltd.	298,079	0.0
17,438	Sysmex Corp.	1,038,564	0.1
90,362	Takeda Pharmaceutical Co., Ltd.	4,361,652	0.3
36,364	Terumo Corp.	872,016	0.1
100,715	Teva Phaemaceutical Industries Ltd.	5,960,110	0.4
14,728	UCB S.A.	1,059,022	0.1
		166,518,870	11.0
	Industrials: 12.6%
252,592	ABB Ltd.	5,293,908	0.4
46,868	Abertis Infraestructuras S.A.	769,674	0.1
2,343 @	Abertis Infraestructuras SA	38,424	0.0
21,198	ACS Actividades de Construccion y Servicios S.A.	683,763	0.1
19,523	Adecco S.A.	1,584,438	0.1
7,070 #,@	Aena SA	737,526	0.1
3,387	Aeroports de Paris	382,599	0.0
29,629	Aggreko PLC	669,235	0.1
35,885	Alfa Laval AB	631,611	0.0
141,895	All Nippon Airways Ltd.	384,724	0.0
25,213	Alstom SA	716,158	0.1
40,389	Amada Holdings Co., Ltd.	426,310	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
8,945	Andritz AG	$495,340	0.0
423	AP Moller - Maersk A/S - Class A	741,860	0.1
830	AP Moller - Maersk A/S - Class B	1,500,675	0.1
122,107	Asahi Glass Co., Ltd.	733,074	0.1
113,673	Asciano Group	582,491	0.0
54,691	Ashtead Group PLC	942,582	0.1
118,788	Assa Abloy AB	2,236,280	0.2
47,971	Altantia S.p.A.	1,185,264	0.1
44,929	Atlas Copco AB	1,119,210	0.1
77,708	Atlas Copco AB	2,174,139	0.2
119,731	Auckland International Airport Ltd.	400,726	0.0
251,794	Aurizon Holdings Ltd.	994,667	0.1
28,935	Babcock International Group	490,227	0.0
366,641	BAE Systems PLC	2,597,791	0.2
82,988	Bollore Investissement	443,939	0.0
20,996	Bouygues S.A.	784,968	0.1
187,310	Brambles Ltd.	1,528,024	0.1
18,424	Brenntag AG	1,057,198	0.1
40,631	Bunzl PLC	1,108,384	0.1
28,039	Bureau Veritas SA	646,356	0.0
78,118	Capita Group PLC	1,517,872	0.1
135,879	Cathay Pacific Airways Ltd.	333,842	0.0
16,628	Central Japan Railway Co.	3,000,598	0.2
17,646	Chiyoda Corp.	156,183	0.0
51,850 L	Cie de Saint-Gobain	2,340,586	0.2
13,084	CIMIC Group Ltd.	219,186	0.0
110,890	CNH Industrial NV	1,011,867	0.1
134,751	Cobham PLC	556,519	0.0
256,402	ComfortDelgro Corp., Ltd.	595,455	0.0
68,748	Dai Nippon Printing Co., Ltd.	709,401	0.1
27,198	Daikin Industries Ltd.	1,955,220	0.1
26,607	Deutsche Lufthansa AG	343,285	0.0
110,704	Deutsche Post AG	3,234,701	0.2
22,274	DSV A/S	721,253	0.1
38,633	East Japan Railway Co.	3,473,077	0.2
18,274	easyJet PLC	444,212	0.0
24,374	Edenred	602,253	0.0
67,916	Airbus Group SE	4,423,877	0.3
115,662	Experian PLC	2,103,692	0.1
22,393	Fanuc Ltd.	4,581,957	0.3
51,181	Ferrovial SA	1,111,983	0.1
48,679	Finmeccanica S.p.A.	612,339	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
3,751	Fraport AG Frankfurt Airport Services Worldwide	$235,609	0.0
67,617	Fuji Electric Holdings Co., Ltd.	290,817	0.0
184,790	Group 4 Securicor PLC	779,168	0.1
21,606	GEA Group AG	963,910	0.1
4,545	Geberit AG - Reg	1,515,279	0.1
56,566	Groupe Eurotunnel S.A.	820,164	0.1
141,788	Hankyu Hanshin Holdings, Inc.	836,970	0.1
29,836	Hexagon AB	1,080,676	0.1
29,132	Hino Motors Ltd.	360,137	0.0
12,410	Hitachi Construction Machinery Co., Ltd.	217,243	0.0
693,673	Hutchison Port Holdings Trust	437,014	0.0
158,424	IHI Corp.	737,650	0.1
31,108	IMI PLC	549,908	0.0
106,283 @	International Consolidated Airlines Group SA	829,170	0.1
18,726	Intertek Group PLC	720,010	0.1
12,943	ISS A/S	426,284	0.0
180,716	Itochu Corp.	2,386,755	0.2
14,678	Japan Airlines Co. Ltd.	511,520	0.0
3,600	Japan Airport Terminal Co., Ltd.	195,932	0.0
24,639	JGC Corp.	465,114	0.0
30,992	LIXIL Group Corp.	614,746	0.0
24,765	JTEKT Corp.	468,317	0.0
98,909	Kajima Corp.	464,554	0.0
29,520	Kamigumi Co., Ltd.	277,100	0.0
170,535	Kawasaki Heavy Industries Ltd.	794,896	0.1
23,000	Keihan Electric Railway Co., Ltd.	133,937	0.0
57,217	Keihin Electric Express Railway Co., Ltd.	431,609	0.0
72,343	Keio Corp.	517,458	0.0
34,996	Keisei Electric Railway Co., Ltd.	416,082	0.0
169,604	Keppel Corp., Ltd.	1,033,758	0.1
221,972	Kintetsu Group Holdings Co., Ltd.	755,901	0.1
107,783	Komatsu Ltd.	2,162,484	0.1
36,125 L	Kone OYJ	1,466,318	0.1
111,430 L	Koninklijke Philips NV	2,843,975	0.2
10,462	Boskalis Westminster NV	513,556	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
8,090	Koninklijke Vopak NV	$409,171	0.0
131,222	Kubota Corp.	2,080,706	0.1
6,244	Kuehne & Nagel International AG	829,098	0.1
11,248	Kurita Water Industries Ltd.	262,010	0.0
31,056	Legrand S.A.	1,747,894	0.1
3,800	Mabuchi Motor Co., Ltd.	240,359	0.0
13,904	Makita Corp.	753,024	0.1
4,449	MAN SE	458,362	0.0
191,456	Marubeni Corp.	1,098,700	0.1
95,958	Meggitt PLC	702,670	0.1
115,373	Melrose Industries PLC	448,421	0.0
12,260	Metso OYJ	336,955	0.0
32,000	Minebea Co., Ltd.	528,268	0.0
159,993	Mitsubishi Corp.	3,517,288	0.2
225,361	Mitsubishi Electric Corp.	2,910,020	0.2
353,193	Mitsubishi Heavy Industries Ltd.	2,147,045	0.1
14,490	Mitsubishi Logistics Corp.	190,175	0.0
196,501	Mitsui & Co., Ltd.	2,669,688	0.2
124,930	Mitsui OSK Lines Ltd.	399,900	0.0
168,144	MTR Corp.	782,303	0.1
13,521	Nabtesco Corp.	339,157	0.0
102,000	Nagoya Railroad Co., Ltd.	381,383	0.0
30,769	NGK Insulators Ltd.	791,719	0.1
24,692	Nidec Corp.	1,847,895	0.1
101,220	Nippon Express Co., Ltd.	497,337	0.0
192,030	Nippon Yusen KK	534,622	0.0
527,011	Noble Group Ltd.	296,911	0.0
55,549	NSK Ltd.	856,522	0.1
178,600 L	NWS Holdings Ltd.	258,175	0.0
77,015	Obayashi Corp.	561,605	0.0
9,780 @	OCI	277,181	0.0
76,654	Odakyu Electric Railway Co., Ltd.	715,200	0.1
5,496 @	Orascom Construction Ltd.	70,729	0.0
92,433	Orkla ASA	725,239	0.1
10,412	Osram Licht AG	498,119	0.0
11,799	Park24 Co., Ltd.	201,993	0.0
23,718	Prysmian S.p.A.	512,698	0.0
54,663	Qantas Airways Ltd.	132,830	0.0
14,909	Randstad Holdings NV	970,093	0.1
11,800	Recruit Holdings Co. Ltd.	359,832	0.0
30,576	Rexel SA	493,395	0.0
214,227	Rolls-Royce Holdings PLC	2,926,162	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
32,008,269 @	Rolls-Royce Holdings PLC - C shares	$50,293	0.0
74,647	Royal Mail PLC	603,481	0.0
32,793	Safran S.A.	2,228,597	0.2
123,683	Sandvik AB	1,367,352	0.1
5,358	Schindler Holding AG - Part Cert	876,307	0.1
2,679	Schindler Holding AG - Reg	437,518	0.0
60,465	Schneider Electric SE	4,186,546	0.3
25,006	Secom Co., Ltd.	1,624,529	0.1
37,506	Securitas AB	495,339	0.0
39,012	Seek Ltd.	422,763	0.0
11,000	Seibu Holdings, Inc.	254,732	0.0
115,094	SembCorp Industries Ltd.	332,187	0.0
89,438 L	SembCorp Marine Ltd.	188,431	0.0
633	SGS S.A.	1,154,336	0.1
71,692	Shimizu Corp.	603,327	0.0
90,936	Siemens AG	9,200,143	0.6
71,560	Singapore Airlines Ltd.	569,762	0.0
44,566	Skanska AB	903,087	0.1
46,369	SKF AB - B Shares	1,058,049	0.1
6,336	SMC Corp.	1,906,624	0.1
45,512	Smiths Group PLC	806,725	0.1
238,873 L	Snam Rete Gas S.p.A.	1,136,805	0.1
3,513	Societe BIC S.A.	560,056	0.0
189,406	Singapore Technologies Engineering Ltd.	463,744	0.0
2,620	Sulzer AG	269,498	0.0
131,555	Sumitomo Corp.	1,531,224	0.1
89,033	Sumitomo Electric Industries Ltd.	1,377,995	0.1
68,982	Sumitomo Heavy Industries	401,775	0.0
126,308 L	Sydney Airport	484,668	0.0
120,809	Taisei Corp.	693,564	0.1
10,923	Thales S.A.	659,980	0.0
13,878	THK Co., Ltd.	299,490	0.0
49,570	TNT Express NV	420,987	0.0
118,927	Tobu Railway Co., Ltd.	510,848	0.0
132,389	Tokyu Corp.	886,033	0.1
73,432	Toppan Printing Co., Ltd.	613,888	0.0
472,619	Toshiba Corp.	1,620,751	0.1
32,869	Toto Ltd.	592,427	0.0
25,754	Toyota Tsusho Corp.	691,061	0.1
201,438 L	Transurban Group	1,444,234	0.1
29,333	Travis Perkins PLC	971,496	0.1
12,320	Vallourec	251,694	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
26,356	Vestas Wind Systems A/S	$1,313,676	0.1
54,375	Vinci S.A.	3,155,808	0.2
177,423	Volvo AB - B Shares	2,203,154	0.2
16,971	Wartsila OYJ	795,212	0.1
24,551	Weir Group PLC	654,334	0.0
19,721	West Japan Railway Co.	1,261,732	0.1
30,835	Wolseley PLC	1,966,470	0.1
41,301	Yamato Holdings Co., Ltd.	798,581	0.1
18,069	Zardoya Otis SA	197,208	0.0
21,831	Zodiac Aerospace	711,119	0.1
		190,355,438	12.6
	Information Technology: 4.7%
17,356	Advantest Corp.	180,460	0.0
326,901	Alcatel-Lucent	1,192,287	0.1
50,069	Amadeus IT Holding S.A.	1,998,769	0.1
162,121	ARM Holdings PLC	2,652,913	0.2
26,300	ASM Pacific Technology Ltd.	260,273	0.0
40,352	ASML Holding NV	4,197,320	0.3
9,338	Atos SE	697,768	0.1
27,686	Brother Industries Ltd.	391,661	0.0
122,193	Canon, Inc.	3,963,743	0.3
17,078	Capgemini S.A.	1,515,104	0.1
31,467	Citizen Holdings Co., Ltd.	219,537	0.0
58,883	Computershare Ltd.	530,329	0.0
15,438	Dassault Systemes SA	1,120,712	0.1
349,459	Telefonaktiebolaget LM Ericsson	3,639,663	0.2
54,360	Fuji Photo Film Co., Ltd.	1,940,001	0.1
218,135	Fujitsu Ltd.	1,218,796	0.1
9,392	Gemalto NV	839,532	0.1
42,596	GungHo Online Entertainment, Inc.	165,765	0.0
17,442	Hamamatsu Photonics KK	514,315	0.0
3,680	Hirose Electric Co., Ltd.	527,266	0.0
554,956	Hitachi Ltd.	3,655,800	0.3
50,237	Hoya Corp.	2,011,979	0.1
13,461	Ibiden Co., Ltd.	227,644	0.0
131,870	Infineon Technologies AG	1,636,456	0.1
38,300	Japan Display, Inc.	144,567	0.0
17,323	Kakaku.com, Inc.	250,641	0.0
5,322	Keyence Corp.	2,868,435	0.2
11,566	Konami Corp.	214,989	0.0
55,923	Konica Minolta Holdings, Inc.	651,791	0.1
37,594	Kyocera Corp.	1,954,605	0.1
4,200	Mixi, Inc.	208,374	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
23,448	Murata Manufacturing Co., Ltd.	$4,092,038	0.3
302,207	NEC Corp.	914,524	0.1
11,200	Nexon Co. Ltd.	154,196	0.0
7,777	NICE Systems Ltd.	493,932	0.0
12,394	Nintendo Co., Ltd.	2,067,661	0.1
45,414	Nippon Electric Glass Co., Ltd.	229,658	0.0
422,940	Nokia OYJ	2,883,173	0.2
13,188	Nomura Research Institute Ltd.	515,702	0.0
14,884	NTT Data Corp.	649,994	0.1
23,323	Omron Corp.	1,013,111	0.1
5,861	Otsuka Corp.	273,601	0.0
81,732	Ricoh Co., Ltd.	846,659	0.1
11,450	Rohm Co., Ltd.	767,140	0.1
130,261	Sage Group PLC	1,048,533	0.1
108,341	SAP SE	7,592,151	0.5
30,216	Seiko Epson Corp.	535,440	0.0
28,172	Shimadzu Corp.	382,355	0.0
72,292	STMicroelectronics NV	591,851	0.0
14,812	TDK Corp.	1,134,192	0.1
19,765	Tokyo Electron Ltd.	1,256,206	0.1
12,453	Trend Micro, Inc.	425,976	0.0
14,162	United Internet AG	629,432	0.0
164,444	Yahoo! Japan Corp.	663,704	0.1
25,742	Yaskawa Electric Corp.	329,252	0.0
23,173	Yokogawa Electric Corp.	298,450	0.0
		71,380,426	4.7
	Materials: 7.3%
39,661	Air Liquide SA	5,032,615	0.3
20,043	Air Water, Inc.	366,433	0.0
28,578	Akzo Nobel NV	2,086,457	0.1
290,935	Alumina Ltd.	342,461	0.0
143,625	Amcor Ltd.	1,517,760	0.1
161,567	Anglo American PLC	2,334,053	0.2
43,524	Antofagasta PLC	471,094	0.0
116,775	ArcelorMittal	1,134,076	0.1
7,673	Arkema	554,664	0.0
152,653	Asahi Kasei Corp.	1,252,149	0.1
105,286	BASF SE	9,264,444	0.6
370,088	BHP Billiton Ltd.	7,549,371	0.5
242,587	BHP Billiton PLC	4,769,640	0.3
32,575	Boliden AB	593,865	0.0
99,008	Boral Ltd.	446,018	0.0
31,412	CRH PLC - Dublin	885,599	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
60,857	CRH PLC - London	$1,707,437	0.1
16,093	Croda International	695,843	0.1
33,384	Daicel Corp.	428,390	0.0
941	EMS-Chemie Holding AG	397,567	0.0
4,611	Evonik Industries AG	176,064	0.0
81,134	Fletcher Building Ltd.	446,457	0.0
183,287 L	Fortescue Metals Group Ltd.	269,937	0.0
24,474	Fresnillo PLC	266,883	0.0
1,091	Givaudan	1,888,855	0.1
1,269,189 @	Glencore PLC	5,089,674	0.3
16,321	HeidelbergCement AG	1,293,554	0.1
25,910	Hitachi Metals Ltd.	398,326	0.0
26,308	Holcim Ltd.	1,941,150	0.1
49,610	Iluka Resources Ltd.	293,379	0.0
3,929	Imerys SA	301,406	0.0
203,741	Incitec Pivot Ltd.	604,040	0.0
50,293	Israel Chemicals Ltd.	351,268	0.0
54,118	James Hardie Industries SE	720,323	0.1
57,102	JFE Holdings, Inc.	1,265,146	0.1
23,992	Johnson Matthey PLC	1,144,127	0.1
20,435	JSR Corp.	360,745	0.0
20,042	K+S AG	845,129	0.1
28,553	Kansai Paint Co., Ltd.	442,377	0.0
377,769	Kobe Steel Ltd.	635,563	0.0
19,888	Koninklijke DSM NV	1,154,704	0.1
42,467	Kuraray Co., Ltd.	518,750	0.0
21,528 @	Lafarge S.A.	1,423,372	0.1
10,403	Lanxess	613,800	0.0
21,484	Linde AG	4,071,517	0.3
163,748	Mitsubishi Chemical Holdings Corp.	1,029,423	0.1
46,678	Mitsubishi Gas Chemical Co., Inc.	261,362	0.0
130,515	Mitsubishi Materials Corp.	501,141	0.0
99,074	Mitsui Chemicals, Inc.	368,087	0.0
33,504	Mondi PLC	721,312	0.1
89,995	Newcrest Mining Ltd.	906,174	0.1
17,717	Nippon Paint Co., Ltd.	499,276	0.0
871,800	Nippon Steel Corp.	2,260,451	0.2
18,442	Nitto Denko Corp.	1,514,500	0.1
156,038	Norsk Hydro ASA	654,881	0.1
28,688	Novozymes A/S	1,362,985	0.1
96,826	OJI Paper Co., Ltd.	420,789	0.0
43,625 L	Orica Ltd.	716,100	0.1
10,498	Randgold Resources Ltd.	704,163	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
80,610	Rexam PLC	$699,130	0.1
50,704	Rio Tinto Ltd.	2,097,463	0.1
146,202	Rio Tinto PLC	6,013,687	0.4
47,689	Shin-Etsu Chemical Co., Ltd.	2,957,238	0.2
254	Sika AG	895,829	0.1
6,850	Solvay S.A.	943,695	0.1
242,587 @	South32 Ltd.	327,800	0.0
370,088 @	South32 Ltd.	511,120	0.1
62,276	Stora Enso OYJ (Euro Denominated Security)	641,771	0.1
179,171	Sumitomo Chemical Co., Ltd.	1,076,532	0.1
58,561	Sumitomo Metal Mining Co., Ltd.	890,653	0.1
12,690	Symrise AG	788,116	0.1
10,735	Syngenta AG	4,380,115	0.3
137,001	Taiheiyo Cement Corp.	400,644	0.0
16,725	Taiyo Nippon Sanso Corp.	202,402	0.0
106,509	Teijin Ltd.	413,304	0.0
45,353	ThyssenKrupp AG	1,179,835	0.1
175,903	Toray Industries, Inc.	1,486,854	0.1
19,885	Toyo Seikan Kaisha Ltd.	319,023	0.0
10,826	Umicore	514,090	0.0
60,919	UPM-Kymmene OYJ	1,078,019	0.1
13,220 L	Voestalpine AG	550,976	0.0
20,948	Yara International ASA	1,091,561	0.1
		109,726,983	7.3
	Telecommunication Services: 5.1%
18,013	Proximus	637,426	0.1
230,545	Bezeq Israeli Telecommunication Corp., Ltd.	392,612	0.0
940,715	BT Group PLC	6,661,484	0.5
365,253	Deutsche Telekom AG	6,297,082	0.4
17,002	Elisa OYJ	538,677	0.0
214,015	Orange SA	3,307,471	0.2
320,867	HKT Trust / HKT Ltd.	377,513	0.0
3,028	Iliad SA	671,272	0.1
51,643	Inmarsat PLC	742,390	0.1
201,701	KDDI Corp.	4,867,439	0.3
376,681	Koninklijke KPN NV	1,444,137	0.1
7,827	Millicom International Cellular S.A.	577,397	0.1
86,598	Nippon Telegraph & Telephone Corp.	3,136,212	0.2
176,254	NTT DoCoMo, Inc.	3,383,823	0.2
234,000	PCCW Ltd.	139,571	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services (continued)
946,950	Singapore Telecommunications Ltd.	$2,955,165	0.2
109,946	Softbank Corp.	6,476,149	0.4
2,726	Swisscom AG	1,527,778	0.1
100,627	TDC A/S	737,631	0.1
38,355 L	Tele2 AB	446,658	0.0
233,509	Spark New Zealand Ltd.	441,979	0.0
1,189,628	Telecom Italia S.p.A.	1,511,796	0.1
705,731	Telecom Italia S.p.A. RNC	719,679	0.1
53,237	Telefonica Deutschland Holding AG	306,686	0.0
515,284	Telefonica S.A.	7,340,438	0.5
87,296	Telenor ASA	1,913,952	0.1
288,685	TeliaSonera AB	1,701,434	0.1
508,538	Telstra Corp., Ltd.	2,406,685	0.2
24,105	TPG Telecom Ltd.	166,499	0.0
140,245	Vivendi	3,556,144	0.2
3,038,018	Vodafone Group PLC	11,082,303	0.7
		76,465,482	5.1
	Utilities: 3.5%
80,277	AGL Energy Ltd.	961,632	0.1
113,263	APA Group	719,397	0.0
575,871	Centrica PLC	2,389,552	0.2
74,402	Cheung Kong Infrastructure Holdings Ltd.	577,538	0.0
79,642	Chubu Electric Power Co., Inc.	1,186,996	0.1
35,272	Chugoku Electric Power Co., Inc.	514,529	0.0
224,365	CLP Holdings Ltd.	1,906,890	0.1
231,035	E.ON AG	3,080,735	0.2
15,642	Electric Power Development Co., Ltd.	552,568	0.0
27,656	Electricite de France SA	618,628	0.0
24,342	Enagas	662,650	0.0
28,013 L	Endesa S.A.	536,497	0.0
206,230	Enel Green Power SpA	403,141	0.0
757,724	Enel S.p.A.	3,434,236	0.2
276,246	EDP - Energias de Portugal SA	1,052,498	0.1
51,060	Fortum OYJ	907,081	0.1
41,496 L	Gas Natural SDG S.A.	942,262	0.1
166,497	GDF Suez	3,099,906	0.2
21,281	Hokuriku Electric Power Co.	316,996	0.0
831,726	Hong Kong & China Gas	1,742,762	0.1
165,345	Power Assets Holdings Ltd.	1,507,517	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
602,793	Iberdrola S.A.	$4,069,794	0.3
85,262	Kansai Electric Power Co., Inc.	943,896	0.1
50,660	Kyushu Electric Power Co., Inc.	587,348	0.0
131,000 @	Meridian Energy Ltd.	191,748	0.0
433,401	National Grid PLC	5,578,195	0.4
230,828	Osaka Gas Co., Ltd.	911,032	0.1
13,222	Red Electrica de Espana	1,061,727	0.1
56,436	RWE AG	1,213,849	0.1
114,849	Scottish & Southern Energy PLC	2,771,794	0.2
28,088	Severn Trent PLC	917,808	0.1
21,044	Shikoku Electric Power Co., Inc.	315,026	0.0
33,942	Suez Environnement S.A.	633,665	0.0
178,835	Terna S.p.A	790,764	0.1
54,413	Tohoku Electric Power Co., Inc.	736,724	0.0
171,266	Tokyo Electric Power Co., Inc.	933,040	0.1
280,361	Tokyo Gas Co., Ltd.	1,488,347	0.1
81,175	United Utilities Group PLC	1,136,961	0.1
50,017	Veolia Environnement	1,024,075	0.1
		52,419,804	3.5
	Total Common Stock (Cost $1,368,261,269)	1,487,603,068	98.6
PREFERRED STOCK: 0.6%
	Consumer Discretionary: 0.4%
6,079	Bayerische Motoren Werke AG	514,728	0.0
17,862	Porsche AG	1,506,066	0.1
18,644	Volkswagen AG	4,326,885	0.3
		6,347,679	0.4
	Consumer Staples: 0.2%
20,437	Henkel AG & Co. KGaA	2,293,364	0.2
	Materials: 0.0%
7,773	Fuchs Petrolub AG	328,665	0.0
	Total Preferred Stock (Cost $7,792,297)	8,969,708	0.6

Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	: 0.0%
8 @	Abertis Infraestructuras SA	$6	0.0
40,336 @	Deutsche Annington Immobilien SE	59,359	0.0
1,341 @	Jardine Cycle & Carriage Ltd.	7,077	0.0
122,332 @,L	Repsol SA	63,418	0.0
18,069 @	Zardoya Otis SA	7,876	0.0
	Total Rights (Cost $67,340)	137,736	0.0
	Total Long-Term Investments (Cost $1,376,120,906)	1,496,710,512	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Securities Lending Collateralcc: 0.9%
3,249,999	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 Repurchase Amount 3,250,012, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest 3,314,999, due 07/15/15-05/20/65)	3,249,999	0.2
2,459,491	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 Repurchase Amount 2,459,503, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest 2,508,669, due 11/15/15-03/01/48)	2,459,491	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya International Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,250,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,250,015, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,315,000, due 01/15/17-08/15/42)	$3,250,000	0.2
3,249,999	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,250,011, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $3,315,000, due 07/31/15-05/20/65)	3,249,999	0.2
1,474,659	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,474,667, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,504,717, due 01/15/17-01/15/29)	1,474,659	0.1
		13,684,148	0.9

Shares		Value	Percentage Net Assets
	Mutual Funds: 0.9%
13,929,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $13,929,000)	$13,929,000	0.9
	Total Short-Term Investments (Cost $27,613,148)	27,613,148	1.8
	Total Investments in Securities (Cost $1,403,734,054)	$1,524,323,660	101.0
	Liabilities in Excess of Other Assets	(14,507,720)	(1.0)
	Net Assets	$1,509,815,940	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $1,415,763,265.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$197,262,107
Gross Unrealized Depreciation	(88,701,712)
Net Unrealized Appreciation	$108,560,395

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 20.8%
2,700	ABC-Mart, Inc.	$165,247	0.1
8,000	Accordia Golf Co., Ltd.	75,517	0.0
700	Aeon Fantasy Co., Ltd.	13,047	0.0
1,900	Aisan Industry Co., Ltd.	17,820	0.0
16,800	Aisin Seiki Co., Ltd.	714,324	0.2
8,000 L	Akebono Brake Industry Co., Ltd.	25,664	0.0
2,300	Alpen Co., Ltd.	36,886	0.0
4,600	Alpine Electronics, Inc.	88,601	0.0
500	Amiyaki Tei Co., Ltd.	20,180	0.0
400	Amuse, Inc.	13,664	0.0
4,300	AOKI Holdings, Inc.	61,321	0.0
4,600	Aoyama Trading Co., Ltd.	185,837	0.1
3,000	Arata Corp.	10,342	0.0
1,900	Arc Land Sakamoto Co., Ltd.	42,896	0.0
1,200	Asahi Co., Ltd.	12,661	0.0
3,700	Asatsu-DK, Inc.	87,540	0.0
18,300	Asics Corp.	472,748	0.2
2,100	ASKUL Corp.	66,255	0.0
18,000	Atsugi Co., Ltd.	17,053	0.0
6,600	Autobacs Seven Co., Ltd.	110,372	0.0
3,600	Avex Group Holdings, Inc.	63,169	0.0
7,900	Belluna Co., Ltd.	43,020	0.0
7,000	Benesse Holdings, Inc.	175,486	0.1
6,400	Best Denki Co., Ltd.	7,995	0.0
8,700	BIC Camera, Inc.	109,612	0.0
60,200	Bridgestone Corp.	2,225,148	0.6
14,000	Calsonic Kansei Corp.	99,552	0.0
1,400	Can Do Co., Ltd.	17,935	0.0
4,900	Canon Sales Co., Inc.	83,329	0.0
18,500 L	Casio Computer Co., Ltd.	364,907	0.1
700	Central Sports Co., Ltd.	13,144	0.0
2,300	Chiyoda Co., Ltd.	53,982	0.0
2,300	Chofu Seisakusho Co., Ltd.	54,042	0.0
700	Chori Co., Ltd.	11,103	0.0
9,000	Clarion Co., Ltd.	26,234	0.0
2,700	Cleanup Corp.	19,671	0.0
6,700	Colowide Co., Ltd.	101,525	0.0
3,300	COOKPAD, Inc.	59,834	0.0
1,200	Corona Corp.	11,688	0.0
1,000	Create Restaurants Holdings, Inc.	22,799	0.0
3,700	CyberAgent, Inc.	175,530	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
2,000	Daido Metal Co., Ltd.	$19,227	0.0
4,300	Daidoh Ltd.	17,911	0.0
21,400	Daihatsu Motor Co., Ltd.	304,590	0.1
1,300	Daikoku Denki Co., Ltd.	18,457	0.0
400	Daikyonishikawa Corp.	13,669	0.0
1,500	Dainichi Co., Ltd.	9,544	0.0
1,300	Daisyo Corp.	15,926	0.0
9,300	DCM Holdings Co., Ltd.	91,064	0.0
9,600	Dena Co., Ltd.	188,666	0.1
45,200	Denso Corp.	2,248,841	0.6
21,400	Dentsu, Inc.	1,107,077	0.3
4,800	Descente Ltd.	72,032	0.0
12,000	Don Quijote Holdings Co. Ltd.	510,588	0.2
1,900	Doshisha Co., Ltd.	33,691	0.0
3,700	Doutor Nichires Holdings Co., Ltd.	64,848	0.0
2,200	Dunlop Sports Co. Ltd.	21,245	0.0
5,000	Dynic Corp.	7,711	0.0
3,000	Eagle Industry Co., Ltd.	69,759	0.0
8,700 L	EDION Corp.	61,593	0.0
2,600	Exedy Corp.	64,918	0.0
1,600	Yondoshi Holdings, Inc.	38,850	0.0
3,600	Fast Retailing Co., Ltd.	1,632,496	0.5
3,100	FCC Co., Ltd.	47,315	0.0
1,000	Felissimo Corp.	10,260	0.0
2,000	Foster Electric Co., Ltd.	44,932	0.0
8,000	France Bed Holdings Co., Ltd.	12,351	0.0
1,200	F-Tech, Inc.	12,140	0.0
2,300	Fuji Co., Ltd.	43,664	0.0
62,500	Fuji Heavy Industries Ltd.	2,298,174	0.7
3,000	Fuji Kiko Co., Ltd.	16,291	0.0
6,000 L	Fuji Kyuko Co., Ltd.	51,983	0.0
18,900	Fuji Television Network, Inc.	250,757	0.1
10,000	Fujibo Holdings, Inc.	23,179	0.0
2,500	Fujikura Rubber Ltd.	14,389	0.0
8,000	Fujita Kanko, Inc.	25,822	0.0
5,000	Fujitsu General Ltd.	64,070	0.0
1,700	Funai Electric Co., Ltd.	18,907	0.0
1,000	Furukawa Battery Co., Ltd.	6,795	0.0
4,600	Futaba Industrial Co., Ltd.	22,345	0.0
8,000	Gakken Holdings Co., Ltd.	16,453	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,100 L	Genki Sushi Co., Ltd.	$22,277	0.0
2,900	Geo Corp.	35,670	0.0
11,000	GLOBERIDE, Inc.	15,625	0.0
4,000	Goldwin, Inc.	28,642	0.0
1,000	Gourmet Kineya Co., Ltd.	7,980	0.0
5,900	Gulliver International Co., Ltd.	54,907	0.0
16,000	Gunze Ltd.	43,764	0.0
8,335	H2O Retailing Corp.	173,567	0.1
27,000	Hakuhodo DY Holdings, Inc.	288,750	0.1
300	Hakuyosha Co., Ltd.	686	0.0
2,000	Happinet Corp.	20,986	0.0
1,500	Hard Off Corp. Co., Ltd.	17,042	0.0
1,400	Haruyama Trading Co., Ltd.	8,734	0.0
26,000	Haseko Corp.	306,256	0.1
3,900	Heiwa Corp.	77,634	0.0
1,756	Hiday Hidaka Corp.	43,078	0.0
1,600	Hikari Tsushin, Inc.	107,837	0.0
1,500	Hiramatsu, Inc.	10,106	0.0
3,000	HIS Co., Ltd.	102,171	0.0
4,800	Hitachi Koki Co., Ltd.	39,998	0.0
164,400	Honda Motor Co., Ltd.	5,313,384	1.5
1,210	Honeys Co., Ltd.	10,277	0.0
3,400	Hoosiers Holdings Co. Ltd.	14,029	0.0
900 L	Ichibanya Co., Ltd.	37,031	0.0
3,000	Ichikawa Co., Ltd.	9,083	0.0
7,000	Ichikoh Industries Ltd.	18,174	0.0
11,320	Iida Group Holdings Co. Ltd.	179,958	0.1
1,600	Ikyu Corp.	34,169	0.0
2,500	Imasen Electric Industrial	26,886	0.0
2,000	Intage, Inc.	31,879	0.0
36,200	Isetan Mitsukoshi Holdings Ltd.	646,738	0.2
58,100	Isuzu Motors Ltd.	762,247	0.2
4,100	Izumi Co., Ltd.	173,082	0.1
20,000	Izutsuya Co., Ltd.	13,390	0.0
22,900	J Front Retailing Co., Ltd.	431,007	0.1
30,000	Janome Sewing Machine Co., Ltd.	31,603	0.0
2,000	Japan Vilene Co. Ltd.	13,090	0.0
8,000	Japan Wool Textile Co., Ltd.	61,617	0.0
1,000	Jin Co. Ltd.	43,104	0.0
700	Joban Kosan Co. Ltd.	880	0.0
5,000	Joshin Denki Co., Ltd.	38,516	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
1,800	Joyful Honda Co. Ltd.	$37,863	0.0
5,500 L	JP-Holdings, Inc.	15,140	0.0
15,670	JVC Kenwood Holdings, Inc.	42,756	0.0
4,186	Kadokawa Dwango Corp.	54,301	0.0
4,600	Kappa Create Co., Ltd.	43,390	0.0
2,600	Kasai Kogyo Co., Ltd.	27,477	0.0
400	Kawai Musical Instruments Manufacturing Co., Ltd.	7,469	0.0
22,000	KYB Co. Ltd.	76,183	0.0
4,700	Keihin Corp.	67,344	0.0
6,700	Keiyo Co., Ltd.	30,820	0.0
120,000 @	Kimuratan Corp.	8,825	0.0
11,000	KNT-CT Holdings Co., Ltd.	14,554	0.0
5,000	Kintetsu Department Store Co. Ltd	14,052	0.0
7,000	Kinugawa Rubber Industrial Co., Ltd.	38,052	0.0
1,800 L	Kisoji Co., Ltd.	29,706	0.0
2,900	Kohnan Shoji Co., Ltd.	37,652	0.0
11,200	Koito Manufacturing Co., Ltd.	436,096	0.1
3,800	Kojima Co., Ltd.	11,768	0.0
4,000	Komatsu Seiren Co., Ltd.	18,149	0.0
2,900	Komeri Co., Ltd.	66,277	0.0
2,400	Konaka Co., Ltd.	14,212	0.0
2,200 L	Kourakuen Corp.	27,820	0.0
4,260	Ks Holdings Corp.	153,431	0.1
700	Kura Corp.	22,229	0.0
23,000	Kurabo Industries Ltd.	49,243	0.0
1,360	Kyoritsu Maintenance Co., Ltd.	87,419	0.0
1,300	LEC, Inc.	14,481	0.0
5,200	Look, Inc.	9,427	0.0
900	Mars Engineering Corp.	15,945	0.0
19,200	Marui Group Co., Ltd.	259,403	0.1
3,700 L	Matsuya Co., Ltd.	69,468	0.0
800 L	Matsuya Foods Co., Ltd.	15,376	0.0
54,600	Mazda Motor Corp.	1,068,457	0.3
3,700	Meiko Network Japan Co., Ltd.	43,639	0.0
1,800	Meiwa Estate Co., Ltd.	9,525	0.0
3,000	Misawa Homes Co., Ltd.	26,098	0.0
3,600	Mitsuba Corp.	94,461	0.0
67,400	Mitsubishi Motors Corp.	573,172	0.2
2,000	Mitsui Home Co., Ltd.	9,249	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,000	Mizuno Corp.	$52,092	0.0
600	Monogatari Corp.	20,105	0.0
3,000	MOS Food Services, Inc.	62,339	0.0
2,600	Musashi Seimitsu Industry Co., Ltd.	50,380	0.0
15,000	Naigai Co., Ltd.	8,079	0.0
1,800	Nakayamafuku Co., Ltd.	12,784	0.0
20,300	Namco Bandai Holdings, Inc.	392,288	0.1
4,800	Next Co. Ltd	33,640	0.0
16,800	NGK Spark Plug Co., Ltd.	465,262	0.1
17,100	NHK Spring Co., Ltd.	188,277	0.1
10,000	Nice Holdings, Inc.	16,694	0.0
4,500	Nifco, Inc.	195,040	0.1
1,300	Nihon Eslead Corp.	13,475	0.0
34,200	Nikon Corp.	395,239	0.1
50	Nippon Columbia Co. Ltd.	167	0.0
1,800	Nippon Felt Co., Ltd.	7,775	0.0
9,000	Nippon Piston Ring Co., Ltd.	16,892	0.0
16,600	Nippon Television Network Corp.	293,231	0.1
4,100	Nishimatsuya Chain Co., Ltd.	41,249	0.0
256,100	Nissan Motor Co., Ltd.	2,675,465	0.8
7,500	Nissan Shatai Co., Ltd.	102,601	0.0
11,000	Nissei Build Kogyo Co., Ltd.	34,826	0.0
2,900	Nissen Holdings Co., Ltd.	5,943	0.0
12,000	Nisshinbo Industries, Inc.	134,120	0.1
3,800	Nissin Kogyo Co., Ltd.	62,688	0.0
7,900	Nitori Co., Ltd.	644,075	0.2
9,000	NOK Corp.	278,854	0.1
2,800	Noritsu Koki Co., Ltd.	16,094	0.0
2,000	Ohashi Technica, Inc.	26,618	0.0
600	Ohsho Food Service Corp.	20,684	0.0
15,000	Onward Kashiyama Co., Ltd.	103,421	0.0
20,800	Oriental Land Co., Ltd.	1,326,815	0.4
4,300	Pacific Industrial Co., Ltd.	41,080	0.0
1,000	Pal Co., Ltd.	32,837	0.0
2,500	Paltac Corp.	44,244	0.0
8,000	PanaHome Corp.	56,939	0.0
223,200	Panasonic Corp.	3,056,995	0.9
2,600	Parco Co., Ltd.	25,755	0.0
4,400	Paris Miki Holdings, Inc.	17,210	0.0
2,200	PGM Holdings K K	23,484	0.0
1,100	PIA Corp.	20,393	0.0
900	Piolax, Inc.	46,052	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
30,200	Pioneer Corp.	$54,986	0.0
1,900	Plenus Co., Ltd.	34,201	0.0
1,850	Adastria Co. Ltd	66,138	0.0
9,000	Press Kogyo Co., Ltd.	42,081	0.0
83,400	Rakuten, Inc.	1,346,421	0.4
1,300	Renaissance, Inc.	13,942	0.0
7,400	Resorttrust, Inc.	179,901	0.1
2,200	Right On Co., Ltd.	18,183	0.0
8,000	Riken Corp.	30,828	0.0
1,600 L	Ringer Hut Co., Ltd.	33,953	0.0
3,600	Rinnai Corp.	283,482	0.1
3,940	Riso Kyoiku Co. Ltd.	10,079	0.0
6,600	Round One Corp.	32,165	0.0
3,700 L	Royal Holdings Co., Ltd.	61,713	0.0
2,300	Ryohin Keikaku Co., Ltd.	446,013	0.1
4,000	Sagami Chain Co., Ltd.	40,530	0.0
1,900	Saizeriya Co., Ltd.	42,152	0.0
9,000	Sakai Ovex Co., Ltd.	15,514	0.0
600	San Holdings, Inc.	8,519	0.0
12,000	Sanden Holdings Corp.	55,815	0.0
6,600	Sangetsu Co., Ltd.	100,495	0.0
5,000	Sankyo Co., Ltd.	177,019	0.1
4,700	Sankyo Seiko Co., Ltd.	19,451	0.0
5,200 L	Sanrio Co., Ltd.	141,286	0.1
811,000 L	Sansui Electric Co., Ltd.	—	—
5,000	Sanyo Electric Railway Co. Ltd	19,280	0.0
11,000	Sanyo Shokai Ltd.	30,258	0.0
4,700	Scroll Corp.	11,564	0.0
19,500	Sega Sammy Holdings, Inc.	254,968	0.1
14,000	Seiko Holdings Corp.	70,794	0.0
5,200	Seiren Co., Ltd.	54,962	0.0
45,000	Sekisui Chemical Co., Ltd.	552,422	0.2
63,600	Sekisui House Ltd.	1,010,029	0.3
4,500	Senshukai Co., Ltd.	31,546	0.0
156,000 L	Sharp Corp.	189,558	0.1
4,500	Shimachu Co., Ltd.	129,738	0.1
2,100	Shimamura Co., Ltd.	220,477	0.1
7,900	Shimano, Inc.	1,078,037	0.3
900	Shimojima Co., Ltd.	7,682	0.0
5,000	Shinyei Kaisha	7,880	0.0
5,000	Shiroki Corp.	15,069	0.0
1,400	Shobunsha Publications, Inc.	9,919	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
14,000	Shochiku Co., Ltd.	$125,277	0.1
4,500	Showa Corp.	44,779	0.0
13,800	Sky Perfect Jsat Corp.	74,058	0.0
2,800	Skylark Co. Ltd.	36,885	0.0
119,712	Sony Corp.	3,399,445	1.0
1,800	St. Marc Holdings Co., Ltd.	59,244	0.0
13,300	Stanley Electric Co., Ltd.	276,997	0.1
5,700	Start Today Co. Ltd.	159,410	0.1
1,800	Starts Corp., Inc.	28,053	0.0
1,300	Studio Alice Co., Ltd.	22,832	0.0
5,000	Suminoe Textile Co., Ltd.	13,833	0.0
15,400	Sumitomo Forestry Co., Ltd.	189,914	0.1
15,100	Sumitomo Rubber Industries, Inc.	233,904	0.1
38,400	Suzuki Motor Corp.	1,295,980	0.4
5,000	Yamada SxL Home Co. Ltd	3,879	0.0
7,000	T RAD Co., Ltd.	13,891	0.0
2,600	Tachi-S Co., Ltd.	37,095	0.0
2,500	Taiho Kogyo Co., Ltd.	33,203	0.0
1,600	Takamatsu Construction Group Co., Ltd.	34,929	0.0
26,000	Takashimaya Co., Ltd.	235,674	0.1
3,800 L	Takata Corp.	41,359	0.0
1,040	Take And Give Needs Co., Ltd.	6,783	0.0
2,000	Takihyo Co., Ltd.	7,777	0.0
1,600	Tamron Co., Ltd.	33,767	0.0
4,000	TBK Co., Ltd.	18,392	0.0
2,000	TPR Co., Ltd.	60,042	0.0
1,800	T-Gaia Corp.	28,489	0.0
1,900	Toa Corp./Hyogo	19,966	0.0
1,100	Toabo Corp.	6,387	0.0
7,000	Toei Co., Ltd.	49,853	0.0
13,100	Toho Co., Ltd.	325,733	0.1
4,800	Tokai Rika Co., Ltd.	119,893	0.1
3,000	Tokai Rubber Industries, Inc.	23,922	0.0
820	Token Corp.	51,765	0.0
10,900	Tokyo Broadcasting System, Inc.	150,393	0.1
1,050	Tokyo Derica Co. Ltd.	18,942	0.0
15,000	Tokyo Dome Corp.	62,320	0.0
17,000 L	Tokyotokeiba Co., Ltd.	40,228	0.0
5,900	Tomy Co., Ltd.	30,807	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
4,000	Nissan Tokyo Sales Holdings Co., Ltd.	$12,085	0.0
4,000	Topre Corp.	72,182	0.0
2,200	Toridoll.corp	29,076	0.0
8,700	Toyo Tire & Rubber Co., Ltd.	183,849	0.1
5,700	Toyoda Gosei Co., Ltd.	137,394	0.1
6,500	Toyota Boshoku Corp.	109,537	0.0
16,700	Toyota Industries Corp.	951,005	0.3
252,460	Toyota Motor Corp.	16,893,937	4.7
3,800	TS Tech Co., Ltd.	101,611	0.0
9,350 L	TSI Holdings Co. Ltd.	64,698	0.0
600	Tsutsumi Jewelry Co., Ltd.	14,108	0.0
4,600	TV Asahi Corp.	77,223	0.0
1,500	Tv Tokyo Holdings Corp.	23,829	0.0
3,700	Unipres Corp.	77,354	0.0
2,600	United Arrows Ltd.	81,467	0.0
75,000	Unitika Ltd.	35,534	0.0
3,100 L	U-Shin Ltd.	19,048	0.0
23,300	USS Co., Ltd.	420,218	0.1
1,200	ValueCommerce Co. Ltd.	5,483	0.0
12,000	Wacoal Holdings Corp.	140,241	0.1
2,600 L	WATAMI Co., Ltd.	21,422	0.0
600	Wowow, Inc.	18,562	0.0
2,500	Xebio Co., Ltd.	48,834	0.0
71,100 L	Yamada Denki Co., Ltd.	284,420	0.1
13,400	Yamaha Corp.	270,072	0.1
28,000	Yamaha Motor Co., Ltd.	611,791	0.2
1,500	Yellow Hat Ltd.	29,176	0.0
5,300	Yokohama Reito Co., Ltd.	41,343	0.0
10,500	Yokohama Rubber Co., Ltd.	210,689	0.1
5,000	Yomiuri Land Co., Ltd.	17,462	0.0
1,600	Yorozu Corp.	35,295	0.0
5,600 L	Yoshinoya D&C Co., Ltd.	67,839	0.0
2,400	Zenrin Co., Ltd.	31,375	0.0
8,200 L	Zensho Holdings Co., Ltd.	78,077	0.0
		75,150,580	20.8
	Consumer Staples: 7.8%
74,645	Aeon Co., Ltd.	1,059,219	0.3
2,300	Aeon Hokkaido Corp.	12,321	0.0
2,300	Ain Pharmaciez, Inc.	106,665	0.0
48,000	Ajinomoto Co., Inc.	1,038,013	0.3
3,600	Arcs Co., Ltd.	78,403	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
2,000	Ariake Japan Co., Ltd.	$81,846	0.0
2,300	Artnature, Inc.	21,453	0.0
41,200	Asahi Group Holdings, Ltd.	1,308,437	0.4
600	Belc Co., Ltd.	18,721	0.0
7,700	Calbee, Inc.	324,386	0.1
2,100	Cawachi Ltd.	31,590	0.0
2,200	CFS Corp.	19,910	0.0
3,300	Chubu Shiryo Co., Ltd.	24,865	0.0
5,970	Coca-Cola Central Japan Co., Ltd.	110,390	0.0
6,500	Coca-Cola West Co., Ltd.	117,317	0.0
2,120	Cocokara Fine Holdings, Inc.	72,928	0.0
1,000	Cosmos Pharmaceutical Corp.	135,691	0.1
900	Create SD Holdings	41,534	0.0
800	Daikokutenbussan Co., Ltd.	30,818	0.0
1,600 L	Dr Ci:Labo Co., Ltd.	56,158	0.0
1,200	Dydo Drinco, Inc.	52,143	0.0
3,000 L	Euglena Co. Ltd.	42,071	0.0
4,700	Ezaki Glico Co., Ltd.	233,415	0.1
6,200	FamilyMart Co., Ltd.	285,108	0.1
5,200	Fancl Corp.	72,359	0.0
24,680	Feed One Holdings Co. Ltd.	27,213	0.0
5,500	Fuji Oil Co., Ltd.	96,382	0.0
2,000	Fujicco Co., Ltd.	40,479	0.0
19,000	Fujiya Co., Ltd.	30,120	0.0
200 L	Genky Stores, Inc.	16,074	0.0
900	Harashin Narus Holdings Co., Ltd.	25,313	0.0
12,000 L	Hayashikane Sangyo Co., Ltd.	15,990	0.0
3,800	Heiwado Co., Ltd.	94,386	0.0
2,900	Hokuto Corp.	59,412	0.0
7,900	House Foods Corp.	150,136	0.1
3,300	Inageya Co., Ltd.	40,375	0.0
6,000	Ito En Ltd.	125,857	0.1
500	Itochu-Shokuhin Co., Ltd.	17,299	0.0
12,000	Itoham Foods, Inc.	64,660	0.0
113,500	Japan Tobacco, Inc.	4,034,843	1.1
12,000	J-Oil Mills, Inc.	41,127	0.0
8,400 L	Kagome Co., Ltd.	135,380	0.1
1,100	Kameda Seika Co. Ltd.	42,564	0.0
51,600	Kao Corp.	2,399,761	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
2,800	Kato Sangyo Co., Ltd.	$65,521	0.0
10,600	Kewpie Corp.	224,436	0.1
2,600	KEY Coffee, Inc.	43,542	0.0
17,000	Kikkoman Corp.	530,801	0.2
82,900	Kirin Brewery Co., Ltd.	1,141,879	0.3
3,200	Kobayashi Pharmaceutical Co., Ltd.	217,324	0.1
3,200	Kose Corp.	263,177	0.1
1,400	Kusuri No Aoki Co. Ltd.	61,967	0.0
10,000	Kyokuyo Co. Ltd.	23,113	0.0
7,000	Lawson, Inc.	479,019	0.1
1,100	Life Corp.	25,204	0.0
23,000 L	Lion Corp.	184,317	0.1
2,100	Mandom Corp.	93,467	0.0
7,000	Marudai Food Co., Ltd.	26,179	0.0
4,900	Maruha Nichiro Corp.	79,169	0.0
4,100	Matsumotokiyoshi Holdings Co., Ltd.	189,149	0.1
4,900	Megmilk Snow Brand Co., Ltd.	62,803	0.0
6,100	MEIJI Holdings Co., Ltd.	787,084	0.2
700	Meito Sangyo Co., Ltd.	7,374	0.0
1,512	Milbon Co., Ltd.	48,113	0.0
700	Ministop Co., Ltd.	12,126	0.0
1,700	Mitsubishi Shokuhin Co. Ltd.	38,049	0.0
10,000	Mitsui Sugar Co., Ltd.	39,833	0.0
14,000	Miyoshi Oil & Fat Co., Ltd.	16,575	0.0
21,000	Morinaga & Co., Ltd.	89,872	0.0
18,000	Morinaga Milk Industry Co., Ltd.	66,002	0.0
3,000	Morozoff Ltd.	9,733	0.0
1,000	Nagatanien Co., Ltd.	8,940	0.0
2,000	Nakamuraya Co., Ltd.	7,386	0.0
1,000	Natori Co., Ltd.	12,210	0.0
23,000	Nichirei Corp.	158,729	0.1
310	Nihon Chouzai Co., Ltd.	15,089	0.0
18,000	Nippon Beet Sugar Manufacturing Co., Ltd.	29,697	0.0
13,000	Nippon Flour Mills Co., Ltd.	78,659	0.0
15,000	NH Foods Ltd.	342,070	0.1
25,800	Nippon Suisan Kaisha Ltd.	73,732	0.0
12,000	Nisshin Oillio Group Ltd.	49,207	0.0
22,545	Nisshin Seifun Group, Inc.	299,652	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
8,700	Nissin Food Products Co., Ltd.	$381,175	0.1
1,000	Noevir Holdings Co. Ltd.	21,536	0.0
9,000	Oenon Holdings, Inc.	16,101	0.0
1,000	OIE Sangyo Co., Ltd.	7,295	0.0
2,000	Okuwa Co., Ltd.	16,910	0.0
500	Olympic Group Corp.	3,207	0.0
10,500	Pigeon Corp.	330,676	0.1
2,300	Pola Orbis Holdings, Inc.	130,210	0.1
9,000	Prima Meat Packers Ltd.	27,565	0.0
1,500	Rock Field Co., Ltd.	35,705	0.0
1,100	S Foods, Inc.	22,255	0.0
1,800	Sakata Seed Corp.	34,352	0.0
1,400	San-A Co., Ltd.	61,959	0.0
34,000	Sapporo Holdings Ltd.	126,306	0.1
75,500	Seven & I Holdings Co., Ltd.	3,240,885	0.9
34,100	Shiseido Co., Ltd.	773,432	0.2
4,000	Showa Sangyo Co., Ltd.	16,261	0.0
1,200	Sogo Medical Co., Ltd.	33,751	0.0
2,400	ST Corp.	21,515	0.0
5,000	Starzen Co., Ltd.	15,673	0.0
3,300	Sugi Holdings Co., Ltd.	168,363	0.1
3,900	Sundrug Co., Ltd.	232,227	0.1
12,300	Suntory Beverage & Food Ltd.	489,675	0.2
15,500	Takara Holdings, Inc.	121,295	0.0
4,000	Tobu Store Co., Ltd.	10,521	0.0
7,000	Toho Co., Ltd./Hyogo	28,587	0.0
2,900	Torigoe Co., Ltd.	16,825	0.0
10,800	Toyo Suisan Kaisha Ltd.	393,518	0.1
4,000	Tsuruha Holdings, Inc.	311,140	0.1
39,000	Uni-Charm Corp.	926,427	0.3
3,700	Aderans Co. Ltd.	31,952	0.0
6,180	United Super Markets Holdings, Inc.	53,180	0.0
17,100	UNY Co., Ltd.	109,365	0.0
3,900	Valor Co., Ltd.	97,625	0.0
1,600	Warabeya Nichiyo Co., Ltd.	38,560	0.0
1,680	Welcia Holdings Co. Ltd.	76,690	0.0
1,500	Yaizu Suisankagaku Industry Co., Ltd.	12,352	0.0
11,100	Yakult Honsha Co., Ltd.	657,449	0.2
11,000	Yamatane Corp.	19,127	0.0
630	Yamaya Corp.	10,573	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
15,000	Yamazaki Baking Co., Ltd.	$249,765	0.1
2,100	Yaoko Co., Ltd.	97,530	0.0
2,000	Yomeishu Seizo Co., Ltd.	16,530	0.0
1,000	Yonekyu Corp.	17,849	0.0
		28,238,225	7.8
	Energy: 0.9%
4,700	AOC Holdings, Inc.	18,482	0.0
53,000	Cosmo Oil Co., Ltd.	86,151	0.0
9,200	Idemitsu Kosan Co., Ltd.	180,485	0.1
107,600	Inpex Corp.	1,221,363	0.3
2,600	Itochu Enex Co., Ltd.	24,980	0.0
700 L	Japan Drilling Co. Ltd.	20,144	0.0
4,000	Japan Oil Transportation Co., Ltd.	7,909	0.0
2,900	Japan Petroleum Exploration Co.	92,220	0.0
212,810	JX Holdings, Inc.	917,499	0.3
3,800	Mitsuuroko Co., Ltd.	19,084	0.0
2,300 L	Modec, Inc.	35,242	0.0
9,500	Nippon Coke & Engineering Co., Ltd.	9,153	0.0
3,000	Nippon Gas Co., Ltd.	93,897	0.0
1,000	Sala Corp.	4,936	0.0
4,000	San-Ai Oil Co., Ltd.	25,916	0.0
5,100	Shinko Plantech Co., Ltd.	45,013	0.0
17,200	Showa Shell Sekiyu KK	150,286	0.1
5,000	Sinanen Co., Ltd.	19,644	0.0
29,000	TonenGeneral Sekiyu KK	269,758	0.1
9,000	Toyo Kanetsu K K	16,310	0.0
		3,258,472	0.9
	Financials: 18.2%
30,000	77 Bank Ltd.	182,895	0.1
34,800 L	Acom Co., Ltd.	133,402	0.1
11,900	AEON Financial Service Co., Ltd.	330,160	0.1
11,670	Aeon Mall Co., Ltd.	218,530	0.1
700	Aichi Bank Ltd.	39,398	0.0
32,600	Aiful Corp.	105,002	0.0
3,700	Airport Facilities Co., Ltd.	19,821	0.0
14,000	Akita Bank Ltd.	45,268	0.0
1,000	Anicom Holdings, Inc.	18,323	0.0
20,000	Aomori Bank Ltd.	65,967	0.0
121,000	Aozora Bank Ltd.	456,535	0.1
9,400	Ashikaga Holdings Co. Ltd.	40,518	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
15,000	Awa Bank Ltd.	$95,516	0.0
1,300	Bank of Iwate Ltd.	58,511	0.0
35,000	Bank of Kyoto Ltd.	402,610	0.1
16,000 L	Bank of Nagoya Ltd.	62,582	0.0
1,700	Bank of Okinawa Ltd.	72,544	0.0
12,000	Bank of Saga Ltd.	30,576	0.0
4,300	Bank of the Ryukyus Ltd.	64,095	0.0
121,000	Bank of Yokohama Ltd.	741,001	0.2
4,300	Century Leasing System, Inc.	138,883	0.1
70,000	Chiba Bank Ltd.	533,036	0.2
5,100	Chiba Kogyo Bank Ltd.	38,540	0.0
12,700	Chugoku Bank Ltd.	200,175	0.1
15,000	Chukyo Bank Ltd.	28,058	0.0
14,800	Credit Saison Co., Ltd.	316,878	0.1
4,800	Daibiru Corp.	44,363	0.0
115,900	Dai-ichi Life Insurance Co., Ltd.	2,275,989	0.6
31,000	Daikyo, Inc.	49,850	0.0
12,000	Daisan Bank Ltd.	19,494	0.0
22,000	Daishi Bank Ltd.	92,852	0.0
13,000	Daito Bank Ltd.	18,996	0.0
7,700	Daito Trust Construction Co., Ltd.	796,914	0.2
60,100	Daiwa House Industry Co., Ltd.	1,400,207	0.4
169,000	Daiwa Securities Group, Inc.	1,264,240	0.4
500	eGuarantee, Inc.	10,375	0.0
17,000	Ehime Bank Ltd.	37,062	0.0
14,000	Eighteenth Bank Ltd.	42,895	0.0
11,800 L	FIDEA Holdings Co., Ltd.	25,800	0.0
2,700	Financial Products Group Co. Ltd.	20,474	0.0
19,000	Fukui Bank Ltd.	41,559	0.0
75,000	Fukuoka Financial Group, Inc.	388,733	0.1
34,000	Fukushima Bank Ltd.	28,326	0.0
1,900	Fuyo General Lease Co., Ltd.	81,125	0.0
900	GCA Savvian Corp.	11,177	0.0
1,720	Goldcrest Co., Ltd.	33,934	0.0
43,000	Gunma Bank Ltd.	317,269	0.1
34,000	Hachijuni Bank Ltd.	256,362	0.1
4,600	Heiwa Real Estate Co., Ltd.	63,063	0.0
8,000	Higashi-Nippon Bank Ltd.	28,939	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
15,000	Higo Bank Ltd.	$97,602	0.0
55,000	Hiroshima Bank Ltd.	328,418	0.1
3,600	Hitachi Capital Corp.	95,186	0.0
21,000	Hokkoku Bank Ltd.	76,976	0.0
29,000	Hokuetsu Bank Ltd.	60,370	0.0
123,000	Hokugin Financial Group, Inc.	290,187	0.1
17,000	Hyakugo Bank Ltd.	84,235	0.0
21,000	Hyakujushi Bank Ltd.	75,053	0.0
3,500	IBJ Leasing Co., Ltd.	81,262	0.0
4,500	Ichiyoshi Securities Co., Ltd.	43,938	0.0
2,500	IwaiCosmo Holdings, Inc.	31,897	0.0
19,000	Iyo Bank Ltd.	233,262	0.1
12,000	Jaccs Co., Ltd.	57,707	0.0
2,400	Jafco Co., Ltd.	95,645	0.0
20,000	Japan Asia Investment Co., Ltd.	9,959	0.0
8,111	Japan Securities Finance Co., Ltd.	47,198	0.0
13,700	Jimoto Holdings, Inc.	24,285	0.0
800	Jowa Holdings Co. Ltd	37,037	0.0
66,000	Joyo Bank Ltd.	369,562	0.1
22,000	Juroku Bank Ltd.	89,963	0.0
16,400	kabu.com Securities Co., Ltd.	54,847	0.0
12,000	Kagoshima Bank Ltd.	86,682	0.0
2,700	Kansai Urban Banking Corp.	32,774	0.0
5,900	Keihanshin Building Co. Ltd.	36,302	0.0
15,000	Keiyo Bank Ltd.	78,809	0.0
26,500	Kenedix, Inc.	101,828	0.0
800	Kita-Nippon Bank Ltd.	23,123	0.0
7,000	Kiyo Bank Ltd./The	106,821	0.0
7,000	Kosei Securities Co., Ltd.	12,789	0.0
3,100	Kyokuto Securities Co., Ltd.	44,895	0.0
20,400 @	Leopalace21 Corp.	125,027	0.1
6,400	Marusan Securities Co., Ltd.	68,806	0.0
8,000	Matsui Securities Co., Ltd.	70,178	0.0
17,000	Michinoku Bank Ltd.	29,704	0.0
5,000	Mie Bank Ltd.	11,798	0.0
8,000	Minato Bank Ltd.	20,511	0.0
5,000	Mito Securities Co., Ltd.	17,857	0.0
134,000	Mitsubishi Estate Co., Ltd.	2,886,104	0.8
1,448,900	Mitsubishi UFJ Financial Group, Inc.	10,424,062	2.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
44,900	Mitsubishi UFJ Lease & Finance Co., Ltd.	$245,534	0.1
96,000	Mitsui Fudosan Co., Ltd.	2,686,359	0.8
57,811	MS&AD Insurance Group Holdings, Inc.	1,799,558	0.5
12,000	Miyazaki Bank Ltd.	44,869	0.0
2,511,500	Mizuho Financial Group, Inc.	5,434,214	1.5
800	Mone Square Holdings, Inc.	8,719	0.0
21,300	Monex Beans Holdings, Inc.	58,531	0.0
3,100	Musashino Bank Ltd.	122,316	0.1
6,000	Nagano Bank Ltd.	11,316	0.0
18,000	Nanto Bank Ltd.	64,368	0.0
64,000	Nishi-Nippon City Bank Ltd.	184,397	0.1
40,350	NKSJ Holdings, Inc.	1,477,465	0.4
368,900	Nomura Holdings, Inc.	2,490,757	0.7
10,900	Nomura Real Estate Holdings, Inc.	228,776	0.1
24,900	North Pacific Bank Ltd.	111,167	0.1
10,600	NTT Urban Development Corp.	105,288	0.0
22,000	Ogaki Kyoritsu Bank Ltd.	80,294	0.0
11,000	Oita Bank Ltd.	46,868	0.0
16,000	Okasan Securities Group, Inc.	112,391	0.1
1,600	Open House Co. Ltd.	27,013	0.0
44,500	Orient Corp.	79,142	0.0
128,000	ORIX Corp.	1,900,734	0.5
26,700	Osaka Securities Exchange Co. Ltd.	865,590	0.3
1,800	Pocket Card Co., Ltd.	8,154	0.0
800	Relo Holdings, Inc.	79,014	0.0
210,900	Resona Holdings, Inc.	1,150,276	0.3
1,800	Ricoh Leasing Co., Ltd.	55,165	0.0
12,000	San-In Godo Bank Ltd.	115,694	0.1
21,860	Softbank Investment Corp.	300,519	0.1
15,930	Senshu Ikeda Holdings, Inc.	72,222	0.0
61,600	Seven Bank Ltd.	285,159	0.1
19,000	Shiga Bank Ltd.	102,341	0.0
13,000	Shikoku Bank Ltd.	29,620	0.0
1,200	Shimizu Bank Ltd.	33,053	0.0
171,000	Shinsei Bank Ltd.	344,610	0.1
54,000	Shizuoka Bank Ltd.	563,691	0.2
33,000	Hulic Co. Ltd.	292,451	0.1
17,400	Sony Financial Holdings, Inc.	304,653	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
136,452	Sumitomo Mitsui Financial Group, Inc.	$6,074,734	1.7
399,440	Sumitomo Mitsui Trust Holdings, Inc.	1,827,279	0.5
920	Sumitomo Real Estate Sales Co., Ltd.	23,206	0.0
43,000	Sumitomo Realty & Development Co., Ltd.	1,507,018	0.4
2,300	Sun Frontier Fudousan Co., Ltd.	18,612	0.0
19,300	Suruga Bank Ltd.	413,428	0.1
66,300	T&D Holdings, Inc.	988,369	0.3
7,000	Taiko Bank Ltd.	13,774	0.0
8,000	Takara Leben Co., Ltd.	47,568	0.0
6,000	TOC Co., Ltd.	41,955	0.0
10,000	Tochigi Bank Ltd.	56,948	0.0
16,000	Toho Bank Ltd.	71,451	0.0
18,000	Tohoku Bank Ltd.	24,995	0.0
20,700	Tokai Tokyo Financial Holdings	150,463	0.1
73,300	Tokio Marine Holdings, Inc.	3,048,481	0.9
5,000	Tokyo Rakutenchi Co., Ltd.	20,669	0.0
20,500	Tokyo Tatemono Co., Ltd.	284,533	0.1
5,000	Tokyo Theatres Co., Inc.	5,758	0.0
2,328	Tokyo TY Financial Group, Inc.	79,071	0.0
46,996	Tokyu Fudosan Holdings Corp.	362,203	0.1
11,000	Tomato Bank Ltd.	17,968	0.0
15,600	TOMONY Holdings, Inc.	71,325	0.0
3,600	Tosei Corp.	25,566	0.0
6,000	Tottori Bank Ltd.	11,215	0.0
13,000	Towa Bank Ltd.	12,746	0.0
11,000	Toyo Securities Co., Ltd.	34,260	0.0
10,300	Tsukuba Bank Ltd.	34,573	0.0
11,000	Yamagata Bank Ltd.	48,020	0.0
18,000	Yamaguchi Financial Group, Inc.	224,141	0.1
12,000	Yamanashi Chuo Bank Ltd.	56,712	0.0
4,900	Zenkoku Hosho Co. Ltd.	174,408	0.1
		65,945,218	18.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 6.1%
21,500	Alfresa Holdings Corp.	$334,565	0.1
1,600	As One Corp.	55,097	0.0
2,200	ASKA Pharmaceutical Co., Ltd.	24,108	0.0
218,500	Astellas Pharma, Inc.	3,112,717	0.9
1,300	BML, Inc.	40,654	0.0
19,200	Chugai Pharmaceutical Co., Ltd.	662,273	0.2
1,400	CMIC Co., Ltd.	19,538	0.0
900	Create Medic Co., Ltd.	7,447	0.0
64,400	Daiichi Sankyo Co., Ltd.	1,190,148	0.3
1,000	Daiken Medical Co. Ltd	9,955	0.0
13,400	Dainippon Sumitomo Pharma Co., Ltd.	147,672	0.1
660	Daito Pharmaceutical Co. Ltd.	14,705	0.0
2,200	Eiken Chemical Co., Ltd.	44,008	0.0
25,400	Eisai Co., Ltd.	1,702,934	0.5
2,100	EPS Co., Ltd.	25,459	0.0
1,700	FALCO SD Holdings Co., Ltd.	21,271	0.0
6,000	Fuso Pharmaceutical Industries Ltd.	14,318	0.0
5,400	Hisamitsu Pharmaceutical Co., Inc.	209,630	0.1
1,400	Hogy Medical Co., Ltd.	71,818	0.0
1,400	JCR Pharmaceuticals Co. Ltd.	34,114	0.0
9,000	Jeol Ltd.	40,789	0.0
7,000	Kaken Pharmaceutical Co., Ltd.	244,380	0.1
3,800	Kissei Pharmaceutical Co., Ltd.	96,429	0.0
5,100	Kyorin Co., Ltd.	103,980	0.0
23,000	Kyowa Hakko Kogyo Co., Ltd.	300,561	0.1
16,700	M3, Inc.	335,694	0.1
500	Mani, Inc.	33,191	0.0
18,200	Medipal Holdings Corp.	296,434	0.1
5,100	Miraca Holdings, Inc.	254,817	0.1
21,500	Mitsubishi Tanabe Pharma Corp.	322,109	0.1
1,400	Mochida Pharmaceutical Co., Ltd.	79,207	0.0
2,700	Nagaileben Co., Ltd.	51,851	0.0
4,300	Nichii Gakkan Co.	34,544	0.0
4,850	Nichi-iko Pharmaceutical Co., Ltd.	131,575	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
8,100	Nihon Kohden Corp.	$200,396	0.1
6,500	Nikkiso Co., Ltd.	68,144	0.0
3,000	Nippon Chemiphar Co., Ltd.	15,260	0.0
5,000	Nippon Shinyaku Co., Ltd.	153,178	0.1
11,900	Nipro Corp.	121,796	0.0
1,400	Nissui Pharmaceutical Co., Ltd.	15,979	0.0
27,500	Olympus Corp.	949,438	0.3
8,700	Ono Pharmaceutical Co., Ltd.	949,561	0.3
38,000	Otsuka Holdings Co. Ltd.	1,210,801	0.3
1,900	Paramount Bed Holdings Co. Ltd.	56,098	0.0
8,900	Rohto Pharmaceutical Co., Ltd.	146,810	0.1
35,600	Santen Pharmaceutical Co., Ltd.	503,695	0.1
3,200	Sawai Pharmaceutical Co., Ltd.	186,240	0.1
3,700	Seikagaku Corp.	60,708	0.0
2,600	Shin Nippon Biomedical Laboratories Ltd.	15,485	0.0
30,100	Shionogi & Co., Ltd.	1,166,473	0.3
3,100	Ship Healthcare Holdings, Inc.	64,062	0.0
8,330	Suzuken Co., Ltd.	266,502	0.1
14,300	Sysmex Corp.	851,672	0.2
1,500	Taiko Pharmaceutical Co. Ltd.	21,881	0.0
4,600	Taisho Pharmaceutical Holdings Co. Ltd.	310,740	0.1
71,800	Takeda Pharmaceutical Co., Ltd.	3,465,689	1.0
28,200	Terumo Corp.	676,242	0.2
6,300	Toho Holdings Co., Ltd.	145,022	0.0
1,100	Tokai Corp./Gifu	39,831	0.0
1,400	Torii Pharmaceutical Co., Ltd.	37,198	0.0
1,000 L	Towa Pharmaceutical Co., Ltd.	63,983	0.0
2,000	Tsukui Corp.	15,681	0.0
5,800	Tsumura & Co.	124,774	0.0
5,300	Vital KSK Holdings, Inc.	38,436	0.0
4,000	ZERIA Pharmaceutical Co., Ltd.	58,404	0.0
		22,068,171	6.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 20.8%
1,800	Advan Co., Ltd.	$23,869	0.0
1,800	Aeon Delight Co., Ltd.	55,155	0.0
6,300	Aica Kogyo Co., Ltd.	146,342	0.1
4,800	Aichi Corp.	28,393	0.0
4,400	Aida Engineering Ltd.	48,236	0.0
361,000	All Nippon Airways Co., Ltd.	978,790	0.3
28,600	Amada Holdings Co., Ltd.	301,876	0.1
3,000	Anest Iwata Corp.	18,739	0.0
6,000	Arrk Corp.	6,417	0.0
6,300	Asahi Diamond Industrial Co., Ltd.	70,979	0.0
95,000	Asahi Glass Co., Ltd.	570,336	0.2
3,600	Asahi Kogyosha Co., Ltd.	13,152	0.0
6,000	Asanuma Corp.	9,012	0.0
1,500	Asunaro Aoki Construction Co., Ltd.	10,448	0.0
3,000	Bando Chemical Industries Ltd.	12,498	0.0
4,000	Bunka Shutter Co., Ltd.	31,542	0.0
20,000	Central Glass Co., Ltd.	83,755	0.0
16,400	Central Japan Railway Co.	2,959,455	0.8
800	Central Security Patrols Co., Ltd.	9,081	0.0
14,000	Chiyoda Corp.	123,913	0.0
1,300	Chiyoda Integre Co., Ltd.	36,244	0.0
3,200	Chudenko Corp.	61,415	0.0
5,000	Chugai Ro Co., Ltd.	11,271	0.0
5,900	CKD Corp.	67,616	0.0
9,000	COMSYS Holdings Corp.	133,878	0.1
4,000	Cosel Co., Ltd.	48,481	0.0
1,000	CTI Engineering Co., Ltd.	9,459	0.0
56,000	Dai Nippon Printing Co., Ltd.	577,856	0.2
4,000	Dai-Dan Co., Ltd.	27,452	0.0
9,500	Daifuku Co., Ltd.	146,143	0.1
12,000	Daihen Corp.	61,238	0.0
7,000	Daiho Corp.	34,526	0.0
21,000 L	Daiichi Chuo KK	6,518	0.0
7,000	Daiichi Jitsugyo Co., Ltd.	37,443	0.0
26,700	Daikin Industries Ltd.	1,919,420	0.5
3,500	Daiseki Co., Ltd.	67,704	0.0
2,000	Daiwa Industries Ltd.	13,162	0.0
1,400	Daiwa Odakyu Construction Co.	12,923	0.0
1,200	Denyo Co., Ltd.	19,449	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
600	Dream Incubator, Inc.	$12,075	0.0
5,900	Duskin Co., Ltd.	101,914	0.0
33,600	East Japan Railway Co.	3,020,614	0.9
41,000	Ebara Corp.	198,403	0.1
700	Ebara Jitsugyo Co. Ltd.	8,153	0.0
700	Endo Lighting Corp.	7,693	0.0
10,000	Enshu Ltd.	9,471	0.0
19,000	Fanuc Ltd.	3,887,696	1.1
13,800	Fudo Tetra Corp.	22,428	0.0
51,000	Fuji Electric Holdings Co., Ltd.	219,348	0.1
6,300 L	Fuji Machine Manufacturing Co., Ltd.	65,928	0.0
27,000	Fujikura Ltd.	150,953	0.1
5,600	Fujitec Co., Ltd.	69,685	0.0
3,000	Fukuda Corp.	19,517	0.0
1,600	Fukushima Industries Corp.	29,299	0.0
10,000	Fukuyama Transporting Co., Ltd.	55,431	0.0
4,000	FULLCAST Holdings Co., Ltd.	25,037	0.0
3,800	Funai Soken Holdings, Inc.	44,423	0.0
35,000	Furukawa Co., Ltd.	62,287	0.0
55,000	Furukawa Electric Co., Ltd.	97,961	0.0
3,000	Futaba Corp.	54,365	0.0
1,000	Gakujo Co., Ltd.	10,654	0.0
1,100	Gecoss Corp.	11,307	0.0
5,900	Glory Ltd.	174,547	0.1
37,000	GS Yuasa Corp.	145,289	0.1
600	Hamakyorex Co., Ltd.	23,999	0.0
123,000	Hankyu Hanshin Holdings, Inc.	726,065	0.2
19,000	Hanwa Co., Ltd.	89,183	0.0
14,800	Hazama Ando Corp.	80,128	0.0
2,200	Hibiya Engineering Ltd.	29,553	0.0
25,900	Hino Motors Ltd.	320,182	0.1
3,400	Hisaka Works Ltd.	30,903	0.0
8,300	Hitachi Construction Machinery Co., Ltd.	145,295	0.1
3,900	Hitachi Transport System Ltd.	64,733	0.0
14,600	Hitachi Zosen Corp.	83,179	0.0
1,000	Hokuetsu Industries Co. Ltd.	7,429	0.0
4,100	Hoshizaki Electric Co., Ltd.	241,160	0.1
5,000	Hosokawa Micron Corp.	24,320	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,000	Howa Machinery Ltd.	$12,120	0.0
4,000	Ichinen Holdings Co., Ltd.	38,038	0.0
1,000	Idec Corp.	9,014	0.0
133,000	IHI Corp.	619,271	0.2
8,200	Iino Kaiun Kaisha Ltd.	39,091	0.0
2,800	Inaba Denki Sangyo Co., Ltd.	97,405	0.0
500	Inaba Seisakusho Co., Ltd.	6,188	0.0
5,200	Inabata & Co., Ltd.	56,859	0.0
1,330	Inui Warehouse Co. Ltd.	10,394	0.0
22,000 L	Iseki & Co., Ltd.	43,460	0.0
151,100	Itochu Corp.	1,995,610	0.6
2,600	Itoki Corp.	14,841	0.0
6,000	Iwasaki Electric Co., Ltd.	13,294	0.0
20,000	Iwatani International Corp.	126,754	0.1
35,200	Japan Airlines Co. Ltd.	1,226,700	0.4
6,400	Japan Airport Terminal Co., Ltd.	348,324	0.1
50	Japan Bridge Corp.	102	0.0
16,000	Japan Pulp & Paper Co., Ltd.	43,992	0.0
28,000	Japan Steel Works Ltd.	115,708	0.0
7,000	Japan Transcity Corp.	24,283	0.0
21,000	JGC Corp.	396,420	0.1
2,600	JK Holdings Co., Ltd.	12,451	0.0
28,470	LIXIL Group Corp.	564,721	0.2
19,600	JTEKT Corp.	370,644	0.1
3,000	Juki Corp.	40,322	0.0
91,000	Kajima Corp.	427,407	0.1
22,000	Kamigumi Co., Ltd.	206,511	0.1
2,000	Kanaden Corp.	16,100	0.0
3,000	Kanagawa Chuo Kotsu Co., Ltd.	14,362	0.0
2,900	Kanamoto Co., Ltd.	73,519	0.0
10,000	Kandenko Co., Ltd.	62,454	0.0
42,000	Kanematsu Corp.	73,510	0.0
3,400	Katakura Industries Co., Ltd.	36,962	0.0
6,000	Kato Works Co., Ltd.	35,247	0.0
700	Kawada Technologies, Inc.	24,327	0.0
134,000	Kawasaki Heavy Industries Ltd.	624,600	0.2
81,000	Kawasaki Kisen Kaisha Ltd.	191,091	0.1
43,000	Keihan Electric Railway Co., Ltd.	250,405	0.1
51,000	Keihin Electric Express Railway Co., Ltd.	384,712	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
51,000	Keio Corp.	$364,795	0.1
28,000	Keisei Electric Railway Co., Ltd.	332,904	0.1
3,300	Kimura Chemical Plants Co., Ltd.	13,259	0.0
900	Kimura Unity Co., Ltd.	9,017	0.0
14,000	Kinden Corp.	185,128	0.1
2,000	King Jim Co., Ltd.	13,924	0.0
3,000	Kinki Sharyo Co., Ltd.	8,272	0.0
186,000	Kintetsu Group Holdings Co., Ltd.	633,402	0.2
1,600	Kintetsu World Express, Inc.	71,804	0.0
14,000	Kitagawa Iron Works Co., Ltd.	35,883	0.0
8,000	Kitano Construction Corp.	21,093	0.0
2,200	Kito Corp.	21,427	0.0
7,700	Kitz Corp.	38,478	0.0
4,000	Kobe Electric Railway Co. Ltd	11,697	0.0
10,600	Kokuyo Co., Ltd.	91,258	0.0
3,950	Komai Tekko, Inc.	8,163	0.0
93,800	Komatsu Ltd.	1,881,939	0.5
900	Komatsu Wall Industry Co., Ltd.	17,860	0.0
4,400	Komori Corp.	59,751	0.0
1,800	Konoike Transport Co. Ltd.	21,899	0.0
800	KRS Corp.	13,651	0.0
92,000	Kubota Corp.	1,458,787	0.4
27,000	Kumagai Gumi Co., Ltd.	79,586	0.0
11,000	Kurita Water Industries Ltd.	256,233	0.1
3,200	Kuroda Electric Co., Ltd.	59,553	0.0
3,000	Kyodo Printing Co., Ltd.	8,515	0.0
4,100	Kyokuto Kaihatsu Kogyo Co. Ltd.	44,567	0.0
8,800	Kyowa Exeo Corp.	102,402	0.0
4,000	Kyudenko Corp.	71,833	0.0
5,700	Mabuchi Motor Co., Ltd.	360,539	0.1
14,000	Maeda Corp.	97,027	0.0
1,200	Maeda Kosen Co. Ltd	10,652	0.0
7,000	Maeda Road Construction Co., Ltd.	128,796	0.1
2,800	Maezawa Industries, Inc.	11,752	0.0
1,600	Maezawa Kasei Industries Co., Ltd.	16,323	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
600	Maezawa Kyuso Industries Co., Ltd.	$8,186	0.0
10,000	Makino Milling Machine Co., Ltd.	100,820	0.0
12,000	Makita Corp.	649,906	0.2
157,500	Marubeni Corp.	903,838	0.3
700	Maruka Machinery Co. Ltd.	11,428	0.0
12,000	Maruzen Showa Unyu Co., Ltd.	42,430	0.0
1,500	Matsuda Sangyo Co., Ltd.	18,344	0.0
4,000	Matsui Construction Co., Ltd.	21,289	0.0
2,000	Max Co., Ltd.	21,411	0.0
19,000	Meidensha Corp.	71,356	0.0
3,000	Meisei Industrial Co. Ltd	15,507	0.0
2,900	Meitec Corp.	108,114	0.0
2,400	Meiwa Corp.	8,207	0.0
28,000	Minebea Co., Ltd.	462,234	0.1
6,710	Mirait Holdings Corp.	78,194	0.0
20,700	MISUMI Group, Inc.	293,872	0.1
138,100	Mitsubishi Corp.	3,035,992	0.9
183,000	Mitsubishi Electric Corp.	2,363,025	0.7
307,000	Mitsubishi Heavy Industries Ltd.	1,866,240	0.5
12,000	Mitsubishi Logistics Corp.	157,495	0.1
9,000 L	Mitsubishi Kakoki Kaisha Ltd.	27,474	0.0
1,600	Mitsubishi Pencil Co., Ltd.	75,554	0.0
3,000	Mitsuboshi Belting Co., Ltd.	23,770	0.0
152,400	Mitsui & Co., Ltd.	2,070,526	0.6
70,000	Mitsui Engineering & Shipbuilding Co., Ltd.	121,103	0.0
17,000	Mitsui Matsushima Co., Ltd.	18,341	0.0
96,000	Mitsui OSK Lines Ltd.	307,295	0.1
13,000	Mitsui-Soko Co., Ltd.	41,183	0.0
8,300	Miura Co., Ltd.	96,074	0.0
11,000	Miyaji Engineering Group, Inc.	15,901	0.0
3,500	MonotaRO Co. Ltd.	153,642	0.1
12,100	DMG Mori Co. Ltd	233,342	0.1
4,000	Morita Holdings Corp.	39,044	0.0
4,700	Moshi Moshi Hotline, Inc.	52,589	0.0
11,800	Nabtesco Corp.	295,988	0.1
1,900	NAC Co., Ltd.	15,964	0.0
17,000	Nachi-Fujikoshi Corp.	100,139	0.0
10,100	Nagase & Co., Ltd.	139,192	0.1
67,000	Nagoya Railroad Co., Ltd.	250,516	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
5,844	Namura Shipbuilding Co., Ltd.	$50,085	0.0
42,000	Nankai Electric Railway Co., Ltd.	188,523	0.1
800	NEC Capital Solutions Ltd.	12,317	0.0
24,000	NGK Insulators Ltd.	617,546	0.2
10,000	Nichias Corp.	61,944	0.0
1,100	Nichiden Corp.	27,409	0.0
3,300	Nichiha Corp.	50,676	0.0
4,000	Nichireki Co., Ltd.	33,346	0.0
20,114	Nidec Corp.	1,505,288	0.4
3,200	Nihon M&A Center, Inc.	131,919	0.1
600	Nihon Trim Co., Ltd.	15,816	0.0
4,000	Nikko Co. Ltd./Hyogo	14,332	0.0
5,000	Nippo Corp.	85,715	0.0
12,000	Nippon Carbon Co., Ltd.	39,496	0.0
8,300 L	Nippon Conveyor Co., Ltd.	13,284	0.0
3,000	Nippon Densetsu Kogyo Co., Ltd.	52,803	0.0
72,000	Nippon Express Co., Ltd.	353,767	0.1
2,100	Nippon Hume Corp.	14,334	0.0
1,700	Nippon Kanzai Co., Ltd.	38,484	0.0
10,000	Nippon Koei Co. Ltd.	39,354	0.0
6,300	Nippon Konpo Unyu Soko Co., Ltd.	109,829	0.0
17,600	Nippon Parking Development Co. Ltd.	25,522	0.0
8,000	Nippon Road Co., Ltd.	39,919	0.0
2,000	Nippon Seisen Co., Ltd.	9,701	0.0
8,000	Nippon Sharyo Ltd.	21,560	0.0
96,000	Nippon Sheet Glass Co., Ltd.	101,930	0.0
9,280	Nippon Steel & Sumikin Bussan Corp.	33,865	0.0
6,000	Nippon Thompson Co., Ltd.	33,579	0.0
154,880	Nippon Yusen KK	431,194	0.1
4,000	Nippon Yusoki Co., Ltd.	20,109	0.0
23,000	Nishimatsu Construction Co., Ltd.	86,183	0.0
24,000	Nishi-Nippon Railroad Co., Ltd.	110,165	0.0
1,300	Nishio Rent All Co., Ltd.	32,482	0.0
600	Nissei ASB Machine Co. Ltd	11,769	0.0
2,100	Nissei Plastic Industrial Co., Ltd.	19,196	0.0
3,200	Nissha Printing Co., Ltd.	54,172	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
12,000	Nissin Corp.	$35,874	0.0
5,000	Nissin Electric Co., Ltd.	35,476	0.0
2,400	Nitta Corp.	66,525	0.0
15,000	Nitto Boseki Co., Ltd.	66,124	0.0
3,100	Nitto Kogyo Corp.	69,767	0.0
500	Nitto Kohki Co., Ltd.	11,316	0.0
2,900	Nittoc Construction Co. Ltd	11,421	0.0
5,000	Nomura Co., Ltd.	60,744	0.0
13,000	Noritake Co., Ltd.	30,259	0.0
4,200	Noritz Corp.	79,209	0.0
12,000 L	NS United Kaiun Kaisha Ltd.	25,947	0.0
38,100	NSK Ltd.	587,472	0.2
43,000	NTN Corp.	270,133	0.1
1,300	Obara Corp.	69,862	0.0
63,000	Obayashi Corp.	459,405	0.1
3,000	Obayashi Road Corp.	16,119	0.0
59,000	Odakyu Electric Railway Co., Ltd.	550,484	0.2
2,280	Oiles Corp.	43,272	0.0
8,000	Okamura Corp.	69,674	0.0
7,000	OKK Corp.	10,802	0.0
13,000	Okuma Corp.	146,696	0.1
20,000 L	Okumura Corp.	102,033	0.0
1,900	Onoken Co., Ltd.	18,891	0.0
4,000	Organo Corp.	16,986	0.0
9,100	OSG Corp.	195,066	0.1
800	Outsourcing, Inc.	13,684	0.0
2,600	Oyo Corp.	34,927	0.0
9,400	Park24 Co., Ltd.	160,923	0.1
2,800	Pegasus Sewing Machine Manufacturing Co., Ltd.	13,386	0.0
23,500	Penta-Ocean Construction Co., Ltd.	97,015	0.0
3,400	Pilot Corp.	132,828	0.1
1,400	Prestige International, Inc.	10,732	0.0
2,500	Pronexus, Inc.	16,067	0.0
3,400	PS Mitsubishi Construction Co., Ltd.	11,451	0.0
3,100	Raito Kogyo Co., Ltd.	25,119	0.0
10,000	Rasa Industries Ltd.	12,158	0.0
29,000	Recruit Holdings Co. Ltd.	884,334	0.3
2,200	Rheon Automatic Machinery Co., Ltd.	10,046	0.0
13,000	Ryobi Ltd.	50,706	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,000	Sakai Heavy Industries Ltd.	$15,094	0.0
600	Sakai Moving Service Co., Ltd.	23,406	0.0
3,800	Sanix, Inc.	10,963	0.0
3,000	Sanki Engineering Co., Ltd.	23,671	0.0
2,500	Sankyo Tateyama, Inc.	42,212	0.0
23,000	Sankyu, Inc.	125,601	0.1
17,400	Sanwa Holdings Corp.	146,380	0.1
3,000	Sanyo Denki Co. Ltd.	24,034	0.0
9,000	Sata Construction Co., Ltd.	9,703	0.0
2,400	Sato Holding Corp.	67,778	0.0
2,300	Sato Shoji Corp.	15,342	0.0
1,300	SBS Holdings, Inc.	10,535	0.0
18,600	Secom Co., Ltd.	1,208,360	0.3
2,000	Seibu Electric Industry Co., Ltd.	7,496	0.0
14,700	Seibu Holdings, Inc.	340,414	0.1
2,600	Seikitokyu Kogyo Co., Ltd.	11,929	0.0
13,900	Seino Holdings Corp.	155,612	0.1
3,600	Sekisui Jushi Corp.	46,827	0.0
10,000	Senko Co., Ltd.	63,312	0.0
6,000	Shibusawa Warehouse Co., Ltd.	17,142	0.0
1,800	Shibuya Kogyo Co., Ltd.	32,281	0.0
2,600	Shima Seiki Manufacturing Ltd.	41,406	0.0
63,000	Shimizu Corp.	530,179	0.2
1,900	Shin Nippon Air Technologies Co. Ltd.	16,707	0.0
2,000	Shin-Keisei Electric Railway Co., Ltd.	6,696	0.0
9,000	Shinmaywa Industries Ltd.	82,382	0.0
2,100	Shinnihon Corp.	9,733	0.0
9,000	Shinsho Corp.	20,683	0.0
900	Shinwa Co., Ltd./Nagoya	15,941	0.0
2,100	SHO-BOND Holdings Co., Ltd.	87,652	0.0
6,000	Sinfonia Technology Co. Ltd.	12,153	0.0
4,900	Sintokogio Ltd.	43,396	0.0
5,800	SMC Corp.	1,745,331	0.5
2,000	Soda Nikka Co., Ltd.	8,726	0.0
6,500	Sohgo Security Services Co., Ltd.	256,707	0.1
121,300	Sojitz Corp.	294,596	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
34,000	Sotetsu Holdings, Inc.	$177,117	0.1
3,800	Star Micronics Co., Ltd.	64,726	0.0
1,000	Subaru Enterprise Co., Ltd.	3,543	0.0
800	Sugimoto & Co., Ltd.	9,800	0.0
8,600	Sumiseki Holdings, Inc.	8,426	0.0
105,800	Sumitomo Corp.	1,231,451	0.4
1,200	Sumitomo Densetsu Co., Ltd.	17,262	0.0
72,400	Sumitomo Electric Industries Ltd.	1,120,560	0.3
52,700	Sumitomo Heavy Industries	306,943	0.1
84,900 L	Sumitomo Mitsui Construction Co., Ltd.	110,943	0.0
6,000	Sumitomo Precision Products	22,387	0.0
14,000	Sumitomo Warehouse Co., Ltd.	78,140	0.0
20,000	SWCC Showa Holdings Co., Ltd.	15,517	0.0
9,000	Tadano Ltd.	134,423	0.1
3,000	Taihei Dengyo Kaisha Ltd.	29,606	0.0
3,000	Nippon Steel & Sumikin Texeng Co., Ltd.	16,222	0.0
14,000	Taiheiyo Kouhatsu, Inc.	10,970	0.0
3,300	Taikisha Ltd.	79,559	0.0
107,500	Taisei Corp.	617,157	0.2
1,800	Takaoka Toko Co. Ltd	23,916	0.0
800 L	Takara Printing Co., Ltd.	7,423	0.0
8,000	Takara Standard Co., Ltd.	56,635	0.0
6,000	Takasago Thermal Engineering Co., Ltd.	72,762	0.0
1,800	Takeei Corp.	18,228	0.0
7,000	Takisawa Machine Tool Co., Ltd.	13,713	0.0
7,000	Takuma Co., Ltd.	44,546	0.0
3,900	Tanseisha Co., Ltd.	45,233	0.0
4,100	Tatsuta Electric Wire and Cable Co., Ltd.	17,011	0.0
1,600	Teikoku Electric Manufacturing Co., Ltd.	13,858	0.0
2,500	Teikoku Sen-I Co., Ltd.	35,590	0.0
14,000 L	Tekken Corp.	41,632	0.0
3,800	Temp Holdings Co., Ltd.	137,136	0.1
12,200	THK Co., Ltd.	263,279	0.1
24,000	Toa Corp.	38,798	0.0
4,000	TOA Road Corp.	15,518	0.0
17,200 L	Tobishima Corp.	29,632	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
98,000	Tobu Railway Co., Ltd.	$420,957	0.1
1,700	Tocalo Co., Ltd.	39,716	0.0
26,000	Toda Corp.	119,325	0.0
5,000	Toenec Corp.	31,067	0.0
11,600 L	TOKAI Holdings Corp.	47,186	0.0
2,000	Tokyo Energy & Systems, Inc.	20,367	0.0
8,000	TOKYO KEIKI INC.	17,285	0.0
2,500	Tokyo Sangyo Co. Ltd.	10,284	0.0
8,190	Tokyu Construction Co., Ltd.	58,378	0.0
99,000	Tokyu Corp.	662,572	0.2
9,000	Toli Corp.	24,094	0.0
1,900	Tomoe Corp.	6,523	0.0
3,400	Toppan Forms Co., Ltd.	46,809	0.0
53,000	Toppan Printing Co., Ltd.	443,077	0.1
2,200	Torishima Pump Manufacturing Co., Ltd.	17,167	0.0
387,000	Toshiba Corp.	1,327,138	0.4
12,000	Toshiba Machine Co., Ltd.	54,964	0.0
3,200	Toshiba Plant Systems & Services Corp.	38,967	0.0
5,000	Tosho Printing Co., Ltd.	16,844	0.0
2,800	Totetsu Kogyo Co., Ltd.	57,950	0.0
28,000	Toto Ltd.	504,669	0.2
50	Totoku Electric Co., Ltd.	526	0.0
9,600	Toyo Construction Co., Ltd.	36,137	0.0
13,000 L	Toyo Engineering Corp.	30,879	0.0
5,000	Toyo Logistics Co., Ltd.	11,854	0.0
1,200	Toyo Tanso Co., Ltd.	19,989	0.0
5,000	Toyo Wharf & Warehouse Co., Ltd.	8,536	0.0
20,100	Toyota Tsusho Corp.	539,346	0.2
500	Trancom Co. Ltd.	27,300	0.0
2,300	Trusco Nakayama Corp.	78,217	0.0
10,000	Tsubakimoto Chain Co.	97,685	0.0
3,000	Tsubakimoto Kogyo Co., Ltd.	9,407	0.0
8,000	Tsugami Corp.	44,013	0.0
3,000	Tsukishima Kikai Co., Ltd.	31,859	0.0
2,100	Tsurumi Manufacturing Co., Ltd.	33,201	0.0
4,000	Uchida Yoko Co., Ltd.	14,376	0.0
4,100	Ueki Corp.	8,264	0.0
1,000	Union Tool Co.	32,122	0.0
11,000	Ushio, Inc.	143,183	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
12,000	Wakachiku Construction Co., Ltd.	$17,151	0.0
3,000	Wakita & Co. Ltd.	30,583	0.0
600	Weathernews, Inc.	18,934	0.0
17,700	West Japan Railway Co.	1,132,430	0.3
4,000	Yahagi Construction Co., Ltd.	28,330	0.0
800	YAMABIKO Corp.	36,586	0.0
32,300	Yamato Holdings Co., Ltd.	624,541	0.2
6,900	Yamazen Corp.	62,944	0.0
2,100	Yasuda Logistics Corp.	17,320	0.0
4,000	Yokogawa Bridge Corp.	39,862	0.0
1,000	Yondenko Corp.	3,601	0.0
2,400	Yuasa Trading Co., Ltd.	57,398	0.0
4,000	Yuken Kogyo Co., Ltd.	8,849	0.0
1,500	Yusen Logistics Co. Ltd.	17,411	0.0
900	Yushin Precision Equipment Co., Ltd.	20,233	0.0
		75,448,694	20.8
	Information Technology: 10.5%
2,300	A&D Co., Ltd.	9,555	0.0
12,700	Advantest Corp.	132,049	0.0
3,000	Ai Holdings Corp.	53,017	0.0
4,000	Aichi Tokei Denki Co., Ltd.	11,578	0.0
2,100	Aiphone Co., Ltd.	37,525	0.0
480	Alpha Systems, Inc.	7,687	0.0
14,800	Alps Electric Co., Ltd.	456,425	0.1
7,200	Amano Corp.	94,093	0.0
11,700	Anritsu Corp.	78,872	0.0
500	Argo Graphics, Inc.	8,084	0.0
3,100	Arisawa Manufacturing Co., Ltd.	22,943	0.0
3,000	Asahi Net, Inc.	12,865	0.0
400	Ateam, Inc.	7,860	0.0
825	Axell Corp.	11,518	0.0
1,800	Broadleaf Co. Ltd.	24,223	0.0
24,200	Brother Industries Ltd.	342,347	0.1
1,100	CAC Holdings Corp.	10,077	0.0
1,600	Canon Electronics, Inc.	31,274	0.0
105,966	Canon, Inc.	3,437,365	1.0
5,100	Capcom Co., Ltd.	98,731	0.0
3,000	Computer Institute of Japan Ltd.	12,985	0.0
23,200	Citizen Holdings Co., Ltd.	161,861	0.1
6,200	CMK Corp.	16,237	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,400 L	COLOPL, Inc.	$68,702	0.0
2,700	Cybernet Systems Co., Ltd.	10,024	0.0
3,600	Cybozu, Inc.	9,901	0.0
1,200	Dai-ichi Seiko Co. Ltd	19,869	0.0
18,000	Dainippon Screen Manufacturing Co., Ltd.	113,278	0.0
21,000	Daiwabo Holdings Co., Ltd.	41,700	0.0
5,000 L	Denki Kogyo Co., Ltd.	23,870	0.0
1,200	Digital Arts, Inc.	14,778	0.0
400	Dip Corp.	38,029	0.0
2,300	Disco Corp.	190,138	0.1
2,100	DTS Corp.	47,398	0.0
1,900	Eizo Nanao Corp.	43,681	0.0
500	enish inc	5,079	0.0
900	Enplas Corp.	36,593	0.0
1,000	ESPEC Corp.	11,433	0.0
1,000 L	Excel Co., Ltd.	11,435	0.0
3,900	F N Communications, Inc.	28,845	0.0
870	Faith, Inc.	10,998	0.0
2,300	Fuji Soft, Inc.	46,816	0.0
44,100	Fuji Photo Film Co., Ltd.	1,573,842	0.4
177,000	Fujitsu Ltd.	988,961	0.3
2,700	Furuno Electric Co., Ltd.	20,068	0.0
6,800	GMO internet, Inc.	91,168	0.0
1,900	GMO Payment Gateway, Inc.	61,332	0.0
2,000	Gurunavi, Inc.	32,874	0.0
11,500	Gree, Inc.	67,157	0.0
14,500	Hamamatsu Photonics KK	427,563	0.1
400	Hearts United Group Co. Ltd	6,042	0.0
1,200	Hioki EE Corp.	25,084	0.0
3,265	Hirose Electric Co., Ltd.	467,805	0.1
6,400	Hitachi High-Technologies Corp.	179,915	0.1
5,000	Hitachi Kokusai Electric, Inc.	75,956	0.0
441,146	Hitachi Ltd.	2,906,071	0.8
3,900	Hitachi Maxell Ltd.	62,975	0.0
1,300	Hochiki Corp.	9,521	0.0
8,000	Hokuriku Electric Industry Co., Ltd.	11,707	0.0
3,600	Horiba Ltd.	146,234	0.1
6,400	Hosiden Corp.	39,173	0.0
43,800	Hoya Corp.	1,754,178	0.5
12,200	Ibiden Co., Ltd.	206,319	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
1,800	Icom, Inc.	$45,331	0.0
2,600	Ines Corp.	28,967	0.0
1,300	I-Net Corp.	12,083	0.0
2,600	Innotech Corp.	10,313	0.0
3,000	Internet Initiative Japan, Inc.	52,685	0.0
900	Information Services International-Dentsu Ltd.	10,094	0.0
6,400	IT Holdings Corp.	135,914	0.1
3,900	Itfor, Inc.	15,173	0.0
4,400	Itochu Techno-Solutions Corp.	109,576	0.0
9,000	Iwatsu Electric Co., Ltd.	6,905	0.0
6,000	Japan Aviation Electronics Industry Ltd.	163,111	0.1
2,300 L	Japan Cash Machine Co., Ltd.	31,272	0.0
2,200	Japan Digital Laboratory Co.	30,738	0.0
33,400	Japan Display, Inc.	126,071	0.0
600	Japan Material Co. Ltd	8,492	0.0
5,000	Japan Radio Co., Ltd.	17,235	0.0
1,700	Jastec Co., Ltd.	14,702	0.0
1,600	JBCC Holdings, Inc.	10,433	0.0
2,500	Justsystems Corp.	16,193	0.0
2,900	Kaga Electronics Co., Ltd.	37,596	0.0
13,000	Kakaku.com, Inc.	188,093	0.1
1,500	Kanematsu Electronics Ltd.	24,867	0.0
4,200	Keyence Corp.	2,263,703	0.6
1,800	KLab, Inc.	26,265	0.0
1,500	Koa Corp.	16,121	0.0
7,223	Konami Corp.	134,261	0.1
44,000	Konica Minolta Holdings, Inc.	512,827	0.2
30,100	Kyocera Corp.	1,564,973	0.4
1,200	Lasertec Corp.	16,582	0.0
1,000 L	Livesense, Inc.	5,179	0.0
2,000	Macnica Fuji Electronics Holdings, Inc.	24,709	0.0
1,700	Mamezou Holdings Co. Ltd	8,672	0.0
2,000	Marubun Corp.	15,734	0.0
800	Maruwa Co., Ltd./Aichi	16,910	0.0
3,300	Marvelous, Inc.	41,471	0.0
2,300	Megachips Corp.	28,578	0.0
1,300	Melco Holdings, Inc.	24,543	0.0
1,700	Mimasu Semiconductor Industry Co., Ltd.	17,095	0.0
6,000	Mitsumi Electric Co., Ltd.	40,684	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
19,220	Murata Manufacturing Co., Ltd.	$3,354,187	0.9
3,200	Mutoh Holdings Co., Ltd.	9,930	0.0
1,600	Nagano Keiki Co., Ltd.	10,532	0.0
238,000	NEC Corp.	720,224	0.2
2,300	NEC Networks & System Integration Corp.	50,188	0.0
9,200	Net One systems Co., Ltd.	64,586	0.0
17,400	Nexon Co. Ltd.	239,555	0.1
5,800	Nichicon Corp.	47,164	0.0
2,000	Nihon Dempa Kogyo Co., Ltd.	14,924	0.0
4,900	Nihon Unisys Ltd.	50,310	0.0
11,300	Nintendo Co., Ltd.	1,885,151	0.5
1,900 L	Nippon Ceramic Co., Ltd.	26,436	0.0
15,000	Nippon Chemi-Con Corp.	45,150	0.0
37,000	Nippon Electric Glass Co., Ltd.	187,109	0.1
5,700	Nippon Signal Co., Ltd.	62,547	0.0
3,300	Nohmi Bosai Ltd.	39,342	0.0
10,600	Nomura Research Institute Ltd.	414,501	0.1
1,700	NS Solutions Corp.	56,212	0.0
4,950	NSD CO., Ltd.	65,416	0.0
11,400	NTT Data Corp.	497,846	0.2
1,200	OBIC Business Consultants Ltd.	45,199	0.0
6,400	Obic Co., Ltd.	285,329	0.1
1,100	Oizumi Corp.	6,940	0.0
67,000	Oki Electric Industry Ltd.	140,562	0.1
19,900	Omron Corp.	864,422	0.3
700	Optex Co., Ltd.	14,455	0.0
3,000	Oracle Corp. Japan	125,417	0.0
3,000 L	Origin Electric Co. Ltd.	10,875	0.0
4,000	Osaki Electric Co., Ltd.	21,977	0.0
5,100	Otsuka Corp.	238,076	0.1
300	Panasonic Information Systems Co., Ltd.	10,300	0.0
1,000	Poletowin Pitcrew Holdings, Inc.	9,719	0.0
9,300 L	Renesas Electronics Corp.	66,387	0.0
55,300	Ricoh Co., Ltd.	572,851	0.2
2,500	Riso Kagaku Corp.	47,288	0.0
9,200	Rohm Co., Ltd.	616,392	0.2
600	Roland DG Corp.	16,925	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,100	Ryosan Co., Ltd.	$81,468	0.0
2,000	Ryoyo Electro Corp.	25,774	0.0
10,000	Sanken Electric Co., Ltd.	61,788	0.0
1,800	Sanshin Electronics Co., Ltd.	18,420	0.0
2,800	Satori Electric Co., Ltd.	20,144	0.0
7,000	Saxa Holdings, Inc.	13,303	0.0
25,100	Seiko Epson Corp.	444,783	0.1
5,000	Shibaura Mechatronics Corp.	11,635	0.0
22,000	Shimadzu Corp.	298,588	0.1
6,000	Shindengen Electric Manufacturing Co., Ltd.	30,024	0.0
1,500	Shinkawa Ltd.	13,316	0.0
6,500	Shinko Electric Industries	46,868	0.0
1,300	Shinko Shoji Co., Ltd.	13,752	0.0
1,500	Siix Corp.	39,327	0.0
7,000	SMK Corp.	28,091	0.0
2,400	SMS Co. Ltd.	31,826	0.0
600	Softbank Technology Corp.	6,954	0.0
1,700	Sourcenext Corp.	9,689	0.0
7,000	Square Enix Holdings Co., Ltd.	154,756	0.1
1,800	SRA Holdings	33,533	0.0
14,500	Sumco Corp.	181,352	0.1
4,644	SCSK Corp.	141,616	0.1
2,600	Systena Corp.	22,292	0.0
2,640	Tachibana Eletech Co., Ltd.	30,757	0.0
9,600	Taiyo Yuden Co., Ltd.	134,566	0.1
800	Takachiho Koheki Co. Ltd	7,216	0.0
9,000	Tamura Corp.	35,909	0.0
11,200	TDK Corp.	857,612	0.3
20,000 L	Teac Corp.	7,679	0.0
4,300	Koei Tecmo Holdings Co. Ltd	73,956	0.0
1,900	TKC	53,938	0.0
5,000	Toko, Inc.	13,652	0.0
15,400	Tokyo Electron Ltd.	978,779	0.3
3,400	Tokyo Seimitsu Co., Ltd.	74,496	0.0
5,800	Topcon Corp.	139,749	0.1
14,000	Toshiba Tec Corp.	75,746	0.0
100	Toukei Computer Co., Ltd.	1,646	0.0
1,100	Towa Corp.	8,754	0.0
3,600	Toyo Corp./Chuo-ku	30,297	0.0
2,700	Transcosmos, Inc.	71,821	0.0
9,800	Trend Micro, Inc.	335,226	0.1
1,200	UKC Holdings Corp.	25,666	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
3,500	Ulvac, Inc.	$53,863	0.0
8,000	Uniden Corp.	15,281	0.0
600	V Technology Co. Ltd	18,817	0.0
14,300 L	Wacom Co., Ltd.	51,874	0.0
130,800	Yahoo! Japan Corp.	527,915	0.2
2,900	Yamaichi Electronics Co., Ltd.	31,237	0.0
6,300	Yamatake Corp.	162,896	0.1
22,500 L	Yaskawa Electric Corp.	287,785	0.1
18,500	Yokogawa Electric Corp.	238,265	0.1
2,200	Yokowo Co., Ltd.	13,049	0.0
		37,882,004	10.5
	Materials: 6.8%
10,000	Achilles Corp.	12,815	0.0
9,300	ADEKA Corp.	128,979	0.1
13,000	Aichi Steel Corp.	58,087	0.0
17,000	Air Water, Inc.	310,799	0.1
1,000	Alconix Corp.	16,679	0.0
1,000	Araya Industrial Co., Ltd.	1,479	0.0
3,100	Asahi Holdings, Inc.	52,781	0.0
120,000	Asahi Kasei Corp.	984,310	0.3
6,000	Asahi Organic Chemicals Industry Co., Ltd.	12,630	0.0
1,800	Carlit Holdings Co. Ltd.	9,097	0.0
6,000	Chuetsu Pulp & Paper Co., Ltd.	11,397	0.0
6,000	Chugoku Marine Paints Ltd.	44,555	0.0
18,000	Dai Nippon Toryo Co., Ltd.	27,033	0.0
27,000	Daicel Corp.	346,469	0.1
33,000	Daido Steel Co., Ltd.	137,461	0.1
4,000	DKS Co. Ltd	11,752	0.0
8,000	Daiken Corp.	20,183	0.0
4,000	Daiki Aluminium Industry Co., Ltd.	12,950	0.0
8,000	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	40,270	0.0
8,000	Daio Paper Corp.	80,392	0.0
9,000	Daiso Co., Ltd.	32,468	0.0
3,000	DC Co., Ltd.	10,776	0.0
39,000	Denki Kagaku Kogyo K K	173,298	0.1
75,000	Dainippon Ink & Chemicals	187,243	0.1
23,000	Dowa Holdings Co., Ltd.	217,355	0.1
1,900	Earth Chemical Co., Ltd.	72,053	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
800	Ebara-Udylite Co., Ltd.	$33,260	0.0
1,800	FP Corp.	65,537	0.0
2,200	Fuji Seal International, Inc.	64,861	0.0
2,000	Fujikura Kasei Co., Ltd.	9,465	0.0
1,400	Fujimi, Inc.	21,060	0.0
1,800	Fujimori Kogyo Co., Ltd.	54,388	0.0
23,338	Furukawa-Sky Aluminum Corp.	59,305	0.0
15,000	Godo Steel Ltd.	27,961	0.0
5,000	Gun-Ei Chemical Industry Co., Ltd.	13,589	0.0
1,000	Hakudo Co., Ltd.	12,048	0.0
3,000	Harima Chemicals, Inc.	12,106	0.0
9,000	Hitachi Chemical Co., Ltd.	162,099	0.1
20,720	Hitachi Metals Ltd.	318,538	0.1
5,000	Hokkan Holdings Ltd.	12,216	0.0
13,100	Hokuetsu Kishu Paper Co. Ltd.	72,352	0.0
2,000	Ihara Chemical Industry Co., Ltd.	24,396	0.0
45,000	Ishihara Sangyo Kaisha Ltd.	45,537	0.0
2,700	Japan Pile Corp.	15,826	0.0
500	Japan Pure Chemical Co. Ltd.	10,295	0.0
48,847	JFE Holdings, Inc.	1,082,249	0.3
1,600	JSP Corp.	25,766	0.0
18,900	JSR Corp.	333,647	0.1
26,000	Kaneka Corp.	189,877	0.1
23,000	Kansai Paint Co., Ltd.	356,344	0.1
5,000	Kanto Denka Kogyo Co., Ltd.	33,631	0.0
5,800	Kimoto Co., Ltd.	13,404	0.0
2,000	Koatsu Gas Kogyo Co., Ltd.	10,336	0.0
331,000	Kobe Steel Ltd.	556,878	0.2
1,100	Kohsoku Corp.	8,041	0.0
2,300	Konishi Co., Ltd.	43,508	0.0
7,000	Krosaki Harima Corp.	15,081	0.0
5,000	Kumiai Chemical Industry Co., Ltd.	39,094	0.0
32,700	Kuraray Co., Ltd.	399,442	0.1
14,000	Kureha Corp.	55,014	0.0
12,000	Kurimoto Ltd.	24,804	0.0
2,500	Kyoei Steel Ltd.	46,196	0.0
1,100	Kyowa Leather Cloth Co., Ltd.	8,780	0.0
4,200	Lintec Corp.	96,034	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
5,800	Maruichi Steel Tube Ltd.	$143,958	0.1
1,800	MEC Co., Ltd./Japan	13,372	0.0
1,000	Mitani Sekisan Co. Ltd	14,000	0.0
120,400	Mitsubishi Chemical Holdings Corp.	756,910	0.2
32,000	Mitsubishi Gas Chemical Co., Inc.	179,176	0.1
120,520	Mitsubishi Materials Corp.	462,763	0.1
51,000	Mitsubishi Paper Mills Ltd.	38,393	0.0
11,000	Mitsubishi Steel Manufacturing Co., Ltd.	23,839	0.0
88,000	Mitsui Chemicals, Inc.	326,944	0.1
50,000	Mitsui Mining & Smelting Co., Ltd.	135,338	0.1
800	MORESCO Corp.	14,696	0.0
4,000	Nakabayashi Co. Ltd.	7,850	0.0
17,000	Nakayama Steel Works Ltd.	12,339	0.0
4,700	Neturen Co., Ltd.	33,884	0.0
4,400	Nihon Nohyaku Co., Ltd.	42,658	0.0
8,900	Nihon Parkerizing Co., Ltd.	90,277	0.0
12,000	Nihon Yamamura Glass Co., Ltd.	18,536	0.0
6,000	Nippon Carbide Industries Co., Inc.	10,824	0.0
5,000	Nippon Concrete Industries Co., Ltd.	19,716	0.0
11,000	Nippon Denko Co., Ltd.	25,580	0.0
2,300	Nippon Fine Chemical Co., Ltd.	17,742	0.0
13,000	Nippon Kayaku Co., Ltd.	140,156	0.1
7,000	Nippon Kinzoku Co., Ltd.	8,928	0.0
4,000	Nippon Koshuha Steel Co., Ltd.	3,761	0.0
46,900	Nippon Light Metal Holdings Co. Ltd.	80,718	0.0
16,700	Nippon Paint Co., Ltd.	470,616	0.1
8,829	Nippon Paper Industries Co. Ltd.	154,640	0.1
3,000	Nippon Pillar Packing Co., Ltd.	26,862	0.0
16,000	Nippon Shokubai Co., Ltd.	218,865	0.1
14,000	Nippon Soda Co., Ltd.	89,988	0.0
809,355	Nippon Steel Corp.	2,098,540	0.6
5,000	Nippon Synthetic Chemical Industry Co., Ltd.	33,945	0.0
14,000	Nippon Valqua Industries Ltd.	37,846	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
19,000 L	Nippon Yakin Kogyo Co., Ltd.	$35,690	0.0
12,700	Nissan Chemical Industries Ltd.	280,250	0.1
7,876	Nisshin Steel Holdings Co. Ltd.	97,584	0.0
6,000	Nittetsu Mining Co., Ltd.	29,352	0.0
14,800	Nitto Denko Corp.	1,215,411	0.4
16,000	NOF Corp.	128,363	0.0
77,000	OJI Paper Co., Ltd.	334,629	0.1
4,900	Okabe Co., Ltd.	38,373	0.0
9,000	Okamoto Industries, Inc.	33,651	0.0
4,000	Okura Industrial Co., Ltd.	11,267	0.0
1,400	Osaka Steel Co., Ltd.	26,046	0.0
2,000 L	OSAKA Titanium Technologies Co.	53,656	0.0
13,000 L	Pacific Metals Co., Ltd.	39,476	0.0
2,200	Pack Corp.	43,957	0.0
17,000	Rengo Co., Ltd.	70,452	0.0
3,000	Riken Technos Corp.	12,036	0.0
5,000	Sakai Chemical Industry Co. Ltd.	17,913	0.0
4,000	Sakata INX Corp.	35,344	0.0
7,000	Sanyo Chemical Industries Ltd.	49,189	0.0
12,000	Sanyo Special Steel Co., Ltd.	55,936	0.0
1,100 L	Seiko PMC Corp.	8,608	0.0
9,000	Sekisui Plastics Co., Ltd.	32,983	0.0
2,000	Shikoku Chemicals Corp.	17,212	0.0
4,000	Shinagawa Refractories Co., Ltd.	9,499	0.0
34,400	Shin-Etsu Chemical Co., Ltd.	2,133,175	0.6
6,500	Shin-Etsu Polymer Co., Ltd.	30,919	0.0
127,000	Showa Denko KK	168,179	0.1
1,600	Stella Chemifa Corp.	16,986	0.0
18,000	Sumitomo Bakelite Co., Ltd.	81,542	0.0
142,000	Sumitomo Chemical Co., Ltd.	853,194	0.3
54,000	Sumitomo Metal Mining Co., Ltd.	821,284	0.2
37,000	Sumitomo Osaka Cement Co., Ltd.	136,849	0.1
5,000	Sumitomo Seika Chemicals Co., Ltd.	32,838	0.0
2,400	T Hasegawa Co., Ltd.	34,801	0.0
120,000	Taiheiyo Cement Corp.	350,926	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
800	Taisei Lamick Co., Ltd.	$18,742	0.0
1,600	Taiyo Ink Manufacturing Co., Ltd.	66,881	0.0
25,000 L	Taiyo Nippon Sanso Corp.	302,543	0.1
8,000	Takasago International Corp.	33,427	0.0
5,000	Takiron Co., Ltd.	22,199	0.0
4,000	Tayca Corp.	16,033	0.0
80,000	Teijin Ltd.	310,437	0.1
2,200	Tenma Corp.	37,849	0.0
12,500	Toagosei Co., Ltd.	104,164	0.0
4,000 L	Toda Kogyo Corp.	11,005	0.0
3,000	Toho Titanium Co., Ltd.	34,585	0.0
12,000	Toho Zinc Co., Ltd.	37,583	0.0
19,000	Tokai Carbon Co., Ltd.	59,562	0.0
11,000	Tokushu Tokai Holdings Co., Ltd.	27,483	0.0
32,000	Tokuyama Corp.	61,617	0.0
4,000	Tokyo Ohka Kogyo Co., Ltd.	113,473	0.0
11,000	Tokyo Rope Manufacturing Co., Ltd.	20,314	0.0
9,900 L	Tokyo Steel Manufacturing Co., Ltd.	72,831	0.0
6,000	Tokyo Tekko Co., Ltd.	30,491	0.0
6,000 L	Tomoegawa Co., Ltd.	12,204	0.0
6,000	Tomoku Co., Ltd.	13,779	0.0
12,000	Topy Industries Ltd.	30,665	0.0
149,000	Toray Industries, Inc.	1,259,451	0.4
48,000	Tosoh Corp.	298,252	0.1
18,000	Toyo Ink Manufacturing Co., Ltd.	72,117	0.0
7,000	Toyo Kohan Co., Ltd.	34,733	0.0
13,200	Toyo Seikan Kaisha Ltd.	211,773	0.1
77,000	Toyobo Co., Ltd.	122,650	0.0
4,000	TYK Corp.	7,195	0.0
97,000	Ube Industries Ltd	182,978	0.1
5,000	Wood One Co., Ltd.	11,557	0.0
4,000	Yamato Kogyo Co., Ltd.	93,432	0.0
14,000	Yodogawa Steel Works Ltd.	61,059	0.0
1,100	Yushiro Chemical Industry Co., Ltd.	13,092	0.0
17,000	Zeon Corp.	156,786	0.1
		24,440,448	6.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 4.9%
183,600	KDDI Corp.	$4,430,627	1.2
141,400	Nippon Telegraph & Telephone Corp.	5,120,908	1.4
138,900	NTT DoCoMo, Inc.	2,666,680	0.7
95,550	Softbank Corp.	5,628,181	1.6
		17,846,396	4.9
	Utilities: 2.1%
56,200	Chubu Electric Power Co., Inc.	837,613	0.2
25,300	Chugoku Electric Power Co., Inc.	369,063	0.1
13,000	Electric Power Development Co., Ltd.	459,237	0.1
17,400 L	Hokkaido Electric Power Co., Inc.	197,389	0.1
6,000 L	Hokkaido Gas Co., Ltd.	14,313	0.0
18,100	Hokuriku Electric Power Co.	269,613	0.1
2,000	K&O Energy Group, Inc.	31,433	0.0
75,000	Kansai Electric Power Co., Inc.	830,290	0.2
40,800	Kyushu Electric Power Co., Inc.	473,032	0.1
1,950	Okinawa Electric Power Co., Inc.	48,789	0.0
189,000	Osaka Gas Co., Ltd.	745,945	0.2
22,000	Saibu Gas Co., Ltd.	52,495	0.0
16,500	Shikoku Electric Power Co., Inc.	247,003	0.1
6,000	Shizuoka Gas Co., Ltd.	41,872	0.0
48,000	Toho Gas Co., Ltd.	284,166	0.1
46,100	Tohoku Electric Power Co., Inc.	624,170	0.2
155,800	Tokyo Electric Power Co., Inc.	848,783	0.3
222,000	Tokyo Gas Co., Ltd.	1,178,527	0.3
		7,553,733	2.1
	Total Common Stock (Cost $286,668,830)	357,831,941	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.9%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15-05/20/65)	$1,000,000	0.3
413,556	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $413,558, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $421,825, due 11/15/15-03/01/48)	413,556	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17-08/15/42)	1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,020,000, due 07/31/15-05/20/65)	1,000,000	0.3
		3,413,556	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Japan TOPIX Index® Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
Total Short-Term Investments (Cost $3,413,556)	$3,413,556	0.9
Total Investments in Securities (Cost $290,082,386)	$361,245,497	99.8
Assets inExcess of Other Liabilities	553,758	0.2
Net Assets	$361,799,255	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $293,823,179.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$90,749,772
Gross Unrealized Depreciation	(23,327,454)
Net Unrealized Appreciation	$67,422,318

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Consumer Discretionary: 19.4%
27,515 @	Amazon.com, Inc.	$11,943,986	2.2
35,528	CBS Corp. - Class B	1,971,804	0.4
138,378	Comcast Corp. - Class A	8,322,053	1.5
24,846	Comcast Corp. - Special Class A	1,489,269	0.3
34,124 @	DirecTV Group	3,166,366	0.6
10,572 @	Dish Network Corp. - Class A	715,830	0.1
93,767	Home Depot, Inc.	10,420,327	1.9
10,355	Johnson Controls, Inc.	512,883	0.1
26,393	Las Vegas Sands Corp.	1,387,480	0.3
68,695	Lowe’s Cos, Inc.	4,600,504	0.9
69,188	McDonald’s Corp.	6,577,703	1.2
4,376 @	NetFlix, Inc.	2,874,770	0.5
48,947	Nike, Inc.	5,287,255	1.0
3,742 @	Priceline.com, Inc.	4,308,427	0.8
108,311	Starbucks Corp.	5,807,094	1.1
3,824	Target Corp.	312,153	0.1
7,040 @	Tesla Motors, Inc.	1,888,551	0.4
20,404	Time Warner Cable, Inc.	3,635,381	0.7
30,654	Time Warner, Inc.	2,679,466	0.5
49,116	TJX Cos., Inc.	3,250,006	0.6
61,518	Twenty-First Century Fox, Inc. - Class A	2,002,103	0.4
23,628	Twenty-First Century Fox, Inc. Class B	761,294	0.1
24,396	VF Corp.	1,701,377	0.3
25,022	Viacom - Class B	1,617,422	0.3
746	Viacom, Inc.	48,393	0.0
122,479	Walt Disney Co.	13,979,753	2.6
31,215	Yum! Brands, Inc.	2,811,847	0.5
		104,073,497	19.4
	Consumer Staples: 11.7%
133,575	Altria Group, Inc.	6,533,153	1.2
283,053	Coca-Cola Co.	11,104,169	2.1
57,265	Colgate-Palmolive Co.	3,745,704	0.7
31,761	Costco Wholesale Corp.	4,289,641	0.8
75,499	CVS Health	7,918,335	1.5
15,143	Estee Lauder Cos., Inc.	1,312,292	0.2
43,032	General Mills, Inc.	2,397,743	0.4
20,842	Kimberly-Clark Corp.	2,208,627	0.4
42,731	Kraft Foods Group, Inc.	3,638,117	0.7
35,383	Kroger Co.	2,565,621	0.5
106,548	PepsiCo, Inc.	9,945,190	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
55,691	Philip Morris International, Inc.	$4,464,748	0.8
29,804	Reynolds American, Inc.	2,225,167	0.4
9,374	Walgreens Boots Alliance, Inc.	791,541	0.1
		63,140,048	11.7
	Energy: 0.8%
3,411	EOG Resources, Inc.	298,633	0.0
2,947	Marathon Petroleum Corp.	154,158	0.0
11,092	Schlumberger Ltd.	956,019	0.2
54,066	Williams Cos., Inc.	3,102,848	0.6
		4,511,658	0.8
	Financials: 2.8%
12,103	American Express Co.	940,645	0.2
30,541	American Tower Corp.	2,849,170	0.5
8,743	Bank of New York Mellon Corp.	366,944	0.1
8,726 @	Berkshire Hathaway, Inc. - Class B	1,187,696	0.2
2,880	Blackrock, Inc.	996,422	0.2
58,473	Charles Schwab Corp.	1,909,144	0.4
23,211	Marsh & McLennan Cos., Inc.	1,316,064	0.2
9,547	Public Storage, Inc.	1,760,180	0.3
22,468	Simon Property Group, Inc.	3,887,413	0.7
		15,213,678	2.8
	Health Care: 19.8%
126,322	AbbVie, Inc.	8,487,575	1.6
6,201	Aetna, Inc.	790,379	0.2
15,575 @	Alexion Pharmaceuticals, Inc.	2,815,493	0.5
12,805 @	Allergan plc	3,885,805	0.7
54,882	Amgen, Inc.	8,425,485	1.6
3,785	Anthem, Inc.	621,270	0.1
24,950	Baxter International, Inc.	1,744,753	0.3
15,113	Becton Dickinson & Co.	2,140,756	0.4
16,981 @	Biogen, Inc.	6,859,305	1.3
120,330	Bristol-Myers Squibb Co.	8,006,758	1.5
21,588	Cardinal Health, Inc.	1,805,836	0.3
57,250 @	Celgene Corp.	6,625,829	1.2
18,579	Cigna Corp.	3,009,798	0.6
70,634	Eli Lilly & Co.	5,897,233	1.1
44,219 @	Express Scripts Holding Co.	3,932,838	0.7
106,082	Gilead Sciences, Inc.	12,420,081	2.3
1,807 @	HCA Holdings, Inc.	163,931	0.0
10,012	Humana, Inc.	1,915,095	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
10,401 @	Illumina, Inc.	$2,271,162	0.4
25,824	Johnson & Johnson	2,516,807	0.5
16,715	McKesson Corp.	3,757,699	0.7
23,249	Merck & Co., Inc.	1,323,566	0.3
25,724 @	Mylan NV	1,745,631	0.3
5,663 @	Regeneron Pharmaceuticals, Inc.	2,888,866	0.5
12,364	Stryker Corp.	1,181,627	0.2
9,685	Thermo Fisher Scientific, Inc.	1,256,726	0.2
65,275	UnitedHealth Group, Inc.	7,963,550	1.5
17,595 @	Vertex Pharmaceuticals, Inc.	2,172,631	0.4
		106,626,485	19.8
	Industrials: 9.2%
45,791	3M Co.	7,065,551	1.3
50,014	American Airlines Group, Inc.	1,997,309	0.4
49,918	Boeing Co.	6,924,625	1.3
7,580	Caterpillar, Inc.	642,936	0.1
18,405	CSX Corp.	600,923	0.1
9,739	Cummins, Inc.	1,277,660	0.2
8,626	Danaher Corp.	738,299	0.1
4,339	Deere & Co.	421,100	0.1
58,929	Delta Airlines, Inc.	2,420,803	0.5
33,238	Emerson Electric Co.	1,842,382	0.4
7,416	FedEx Corp.	1,263,687	0.2
6,439	General Dynamics Corp.	912,342	0.2
56,426	Honeywell International, Inc.	5,753,759	1.1
21,597	Illinois Tool Works, Inc.	1,982,389	0.4
14,063	Lockheed Martin Corp.	2,614,312	0.5
4,252	Northrop Grumman Corp.	674,495	0.1
1,906	Precision Castparts Corp.	380,952	0.1
63,201	Union Pacific Corp.	6,027,479	1.1
50,642	United Parcel Service, Inc. - Class B	4,907,716	0.9
5,912	United Technologies Corp.	655,818	0.1
2,779	Waste Management, Inc.	128,807	0.0
		49,233,344	9.2
	Information Technology: 29.8%
45,341	Accenture PLC	4,388,102	0.8
36,109 @	Adobe Systems, Inc.	2,925,190	0.5
415,851	Apple, Inc.	52,158,112	9.7
27,219	Automatic Data Processing, Inc.	2,183,780	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
18,520 @	Avago Technologies Ltd.	$2,461,864	0.5
2,907	Broadcom Corp.	149,681	0.0
44,067 @	Cognizant Technology Solutions Corp.	2,692,053	0.5
87,688 @	eBay, Inc.	5,282,325	1.0
11,490	EMC Corp.	303,221	0.1
156,207 @	Facebook, Inc.	13,397,093	2.5
20,809 @	Google, Inc. - Class A	11,237,692	2.1
21,233	Google, Inc. - Class C	11,051,989	2.1
36,378	International Business Machines Corp.	5,917,245	1.1
23,977	Intel Corp.	729,260	0.1
72,159	Mastercard, Inc.	6,745,423	1.3
6,171 @	Micron Technology, Inc.	116,262	0.0
331,094	Microsoft Corp.	14,617,800	2.7
137,226	Oracle Corp.	5,530,208	1.0
17,882	Qualcomm, Inc.	1,119,950	0.2
47,350 @	Salesforce.com, Inc.	3,296,981	0.6
75,096	Texas Instruments, Inc.	3,868,195	0.7
141,292	Visa, Inc.	9,487,758	1.8
5,916 @	VMware, Inc.	507,238	0.1
		160,167,422	29.8
	Materials: 3.2%
12,759	Air Products & Chemicals, Inc.	1,745,814	0.3
10,907	Dow Chemical Co.	558,111	0.1
19,056	Ecolab, Inc.	2,154,662	0.4
30,188	Du Pont E I de Nemours & Co.	1,930,523	0.4
27,794 @	LyondellBasell Industries NV - Class A	2,877,235	0.5
34,365	Monsanto Co.	3,662,965	0.7
19,623	PPG Industries, Inc.	2,251,150	0.4
17,336	Praxair, Inc.	2,072,519	0.4
2,697 L	Southern Copper Corp.	79,319	0.0
		17,332,298	3.2
	Telecommunication Services: 2.4%
273,201	Verizon Communications, Inc.	12,733,899	2.4
	Utilities: 0.0%
2,139	Dominion Resources, Inc.	143,035	0.0
	Total Common Stock (Cost $293,323,465)	533,175,364	99.1

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
	Securities Lending Collateralcc: 0.0%
791	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $791, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $807, due 07/15/15-05/20/65)	$791	0.0
82,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $82,000, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $83,640, due 01/15/17-08/15/42)	82,000	0.0
		82,791	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
5,697,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $5,697,055)	5,697,055	1.1
Shares	Value	Percentage of Net Assets
	Mutual Funds (continued)
Total Short-Term Investments (Cost $5,779,846)	$5,779,846	1.1
Total Investments in Securities (Cost $299,103,311)	$538,955,210	100.2
Liabilities in Excess of Other Assets	(1,280,750)	(0.2)
Net Assets	$537,674,460	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $299,153,089.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$241,177,852
Gross Unrealized Depreciation	(1,375,731)
Net Unrealized Appreciation	$239,802,121

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Consumer Discretionary: 11.8%
21,077 @	Amazon.com, Inc.	$9,149,315	1.1
23,489 @	Carnival Corp.	1,160,122	0.1
27,210	CBS Corp. - Class B	1,510,155	0.2
117,378	Comcast Corp. - Class A	7,059,113	0.9
21,083	Comcast Corp. - Special Class A	1,263,715	0.2
26,141 @	DirecTV Group	2,425,623	0.3
12,036 @	Dish Network Corp. - Class A	814,958	0.1
215,897	Ford Motor Co.	3,240,614	0.4
88,874	General Motors Co.	2,962,170	0.4
71,824	Home Depot, Inc.	7,981,801	1.0
36,207	Johnson Controls, Inc.	1,793,333	0.2
20,207	Las Vegas Sands Corp.	1,062,282	0.1
52,618	Lowe’s Cos, Inc.	3,523,828	0.4
52,999	McDonald’s Corp.	5,038,615	0.6
3,352 @	NetFlix, Inc.	2,202,063	0.3
37,492	Nike, Inc.	4,049,886	0.5
2,867 @	Priceline.com, Inc.	3,300,978	0.4
82,966	Starbucks Corp.	4,448,222	0.5
35,302	Target Corp.	2,881,702	0.4
5,394 @	Tesla Motors, Inc.	1,446,995	0.2
18,221 @	Thomson Reuters Corp.	693,674	0.1
15,632	Time Warner Cable, Inc.	2,785,153	0.3
45,600	Time Warner, Inc.	3,985,896	0.5
37,620	TJX Cos., Inc.	2,489,315	0.3
69,619	Twenty-First Century Fox, Inc. - Class A	2,265,750	0.3
26,752	Twenty-First Century Fox, Inc. Class B	861,949	0.1
18,691	VF Corp.	1,303,510	0.2
19,171	Viacom - Class B	1,239,213	0.1
565	Viacom, Inc.	36,652	0.0
93,817	Walt Disney Co.	10,708,272	1.3
23,911	Yum! Brands, Inc.	2,153,903	0.3
		95,838,777	11.8
	Consumer Staples: 9.8%
108,745	Altria Group, Inc.	5,318,718	0.7
34,299	Archer-Daniels-Midland Co.	1,653,898	0.2
216,812	Coca-Cola Co.	8,505,535	1.1
50,020	Colgate-Palmolive Co.	3,271,808	0.4
24,327	Costco Wholesale Corp.	3,285,605	0.4
62,392	CVS Health	6,543,673	0.8
11,603	Estee Lauder Cos., Inc.	1,005,516	0.1
32,954	General Mills, Inc.	1,836,197	0.2
20,132	Kimberly-Clark Corp.	2,133,388	0.3
32,727	Kraft Foods Group, Inc.	2,786,377	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
27,108	Kroger Co.	$1,965,601	0.2
89,944	Mondelez International, Inc.	3,700,296	0.5
81,614	PepsiCo, Inc.	7,617,851	0.9
85,656	Philip Morris International, Inc.	6,867,041	0.8
150,012	Procter & Gamble Co.	11,736,939	1.4
22,825	Reynolds American, Inc.	1,704,114	0.2
47,537	Walgreens Boots Alliance, Inc.	4,014,024	0.5
87,346	Wal-Mart Stores, Inc.	6,195,452	0.8
		80,142,033	9.8
	Energy: 8.2%
28,089	Anadarko Petroleum Corp.	2,192,627	0.3
20,852	Apache Corp.	1,201,701	0.1
24,029	Baker Hughes, Inc.	1,482,589	0.2
103,977	Chevron Corp.	10,030,661	1.2
68,170	ConocoPhillips	4,186,320	0.5
22,737	Devon Energy Corp.	1,352,624	0.2
30,356	EOG Resources, Inc.	2,657,668	0.3
231,184	ExxonMobil Corp.	19,234,509	2.4
47,047	Halliburton Co.	2,026,314	0.3
98,735	Kinder Morgan, Inc.	3,790,437	0.5
30,033	Marathon Petroleum Corp.	1,571,026	0.2
42,469	Occidental Petroleum Corp.	3,302,814	0.4
29,951	Phillips 66	2,412,853	0.3
70,211	Schlumberger Ltd.	6,051,486	0.7
37,114	Spectra Energy Corp.	1,209,916	0.1
28,123	Valero Energy Corp.	1,760,500	0.2
41,415	Williams Cos., Inc.	2,376,807	0.3
		66,840,852	8.2
	Financials: 15.3%
18,062 @	ACE Ltd.	1,836,544	0.2
23,985	Aflac, Inc.	1,491,867	0.2
73,729	American International Group, Inc.	4,557,927	0.6
22,611	Allstate Corp.	1,466,776	0.2
47,783	American Express Co.	3,713,695	0.5
23,395	American Tower Corp.	2,182,520	0.3
580,685	Bank of America Corp.	9,883,259	1.2
62,021	Bank of New York Mellon Corp.	2,603,021	0.3
40,351	BB&T Corp.	1,626,549	0.2
102,837 @	Berkshire Hathaway, Inc. - Class B	13,997,144	1.7
6,937	Blackrock, Inc.	2,400,063	0.3
30,211	Capital One Financial Corp.	2,657,662	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
63,351	Charles Schwab Corp.	$2,068,410	0.2
12,702	Chubb Corp.	1,208,468	0.1
167,762	Citigroup, Inc.	9,267,173	1.1
17,724	CME Group, Inc.	1,649,396	0.2
24,471	Discover Financial Services	1,410,019	0.2
20,126	Equity Residential	1,412,241	0.2
21,451	Franklin Resources, Inc.	1,051,743	0.1
23,890	Goldman Sachs Group, Inc.	4,987,993	0.6
205,194	JPMorgan Chase & Co.	13,903,945	1.7
29,693	Marsh & McLennan Cos., Inc.	1,683,593	0.2
51,791	Metlife, Inc.	2,899,778	0.4
84,753	Morgan Stanley	3,287,569	0.4
28,640	PNC Financial Services Group, Inc.	2,739,416	0.3
25,051	Prudential Financial, Inc.	2,192,464	0.3
8,009	Public Storage, Inc.	1,476,619	0.2
17,211	Simon Property Group, Inc.	2,977,847	0.4
22,765	State Street Corp.	1,752,905	0.2
17,623	Travelers Cos., Inc.	1,703,439	0.2
92,621	US Bancorp	4,019,751	0.5
257,601	Wells Fargo & Co.	14,487,480	1.8
		124,597,276	15.3
	Health Care: 16.9%
82,317	Abbott Laboratories	4,040,118	0.5
96,761	AbbVie, Inc.	6,501,372	0.8
19,306	Aetna, Inc.	2,460,743	0.3
11,932 @	Alexion Pharmaceuticals, Inc.	2,156,948	0.3
21,700 @	Allergan plc	6,585,082	0.8
42,040	Amgen, Inc.	6,453,981	0.8
14,562	Anthem, Inc.	2,390,207	0.3
30,095	Baxter International, Inc.	2,104,543	0.3
11,576	Becton Dickinson & Co.	1,639,740	0.2
13,006 @	Biogen, Inc.	5,253,644	0.6
92,174	Bristol-Myers Squibb Co.	6,133,258	0.7
18,289	Cardinal Health, Inc.	1,529,875	0.2
43,855 @	Celgene Corp.	5,075,558	0.6
14,231	Cigna Corp.	2,305,422	0.3
54,101	Eli Lilly & Co.	4,516,893	0.6
40,328 @	Express Scripts Holding Co.	3,586,772	0.4
81,263	Gilead Sciences, Inc.	9,514,272	1.2
17,728 @	HCA Holdings, Inc.	1,608,284	0.2
8,282	Humana, Inc.	1,584,181	0.2
7,967 @	Illumina, Inc.	1,739,674	0.2
153,329	Johnson & Johnson	14,943,444	1.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
12,805	McKesson Corp.	$2,878,692	0.4
78,793	Medtronic PLC	5,838,561	0.7
156,223	Merck & Co., Inc.	8,893,775	1.1
23,241 @	Mylan NV	1,577,134	0.2
340,483	Pfizer, Inc.	11,416,395	1.4
4,338 @	Regeneron Pharmaceuticals, Inc.	2,212,944	0.3
18,680	Stryker Corp.	1,785,248	0.2
22,008	Thermo Fisher Scientific, Inc.	2,855,758	0.3
52,637	UnitedHealth Group, Inc.	6,421,714	0.8
13,478 @	Vertex Pharmaceuticals, Inc.	1,664,264	0.2
		137,668,496	16.9
	Industrials: 9.6%
35,074	3M Co.	5,411,918	0.7
38,305	American Airlines Group, Inc.	1,529,710	0.2
38,237	Boeing Co.	5,304,237	0.6
33,376	Caterpillar, Inc.	2,830,952	0.3
54,623	CSX Corp.	1,783,441	0.2
10,026	Cummins, Inc.	1,315,311	0.2
34,229	Danaher Corp.	2,929,660	0.4
18,458	Deere & Co.	1,791,349	0.2
45,132	Delta Airlines, Inc.	1,854,023	0.2
25,832	Eaton Corp. PLC	1,743,402	0.2
36,957	Emerson Electric Co.	2,048,526	0.3
15,691	FedEx Corp.	2,673,746	0.3
16,124	General Dynamics Corp.	2,284,610	0.3
557,128	General Electric Co.	14,802,891	1.8
43,226	Honeywell International, Inc.	4,407,755	0.5
16,544	Illinois Tool Works, Inc.	1,518,574	0.2
15,002	Lockheed Martin Corp.	2,788,872	0.3
16,856	Norfolk Southern Corp.	1,472,540	0.2
10,717	Northrop Grumman Corp.	1,700,038	0.2
7,642	Precision Castparts Corp.	1,527,406	0.2
16,874	Raytheon Co.	1,614,504	0.2
48,416	Union Pacific Corp.	4,617,434	0.6
38,792	United Parcel Service, Inc. - Class B	3,759,333	0.5
49,219	United Technologies Corp.	5,459,864	0.7
25,307	Waste Management, Inc.	1,172,979	0.1
		78,343,075	9.6
	Information Technology: 20.8%
34,733	Accenture PLC	3,361,460	0.4
27,659 @	Adobe Systems, Inc.	2,240,656	0.3
318,549	Apple, Inc.	39,954,008	4.9

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
25,958	Automatic Data Processing, Inc.	$2,082,610	0.3
14,185 @	Avago Technologies Ltd.	1,885,612	0.2
30,541	Broadcom Corp.	1,572,556	0.2
281,218	Cisco Systems, Inc.	7,722,246	0.9
33,754 @	Cognizant Technology Solutions Corp.	2,062,032	0.3
69,572	Corning, Inc.	1,372,656	0.2
67,166 @	eBay, Inc.	4,046,080	0.5
107,383	EMC Corp.	2,833,837	0.3
119,653 @	Facebook, Inc.	10,262,039	1.3
15,940 @	Google, Inc. - Class A	8,608,238	1.1
16,266	Google, Inc. - Class C	8,466,616	1.0
100,511	Hewlett-Packard Co.	3,016,335	0.4
50,209	International Business Machines Corp.	8,166,996	1.0
262,304	Intel Corp.	7,977,976	1.0
55,273	Mastercard, Inc.	5,166,920	0.6
59,819 @	Micron Technology, Inc.	1,126,990	0.1
447,307	Microsoft Corp.	19,748,604	2.4
175,184	Oracle Corp.	7,059,915	0.9
90,136	Qualcomm, Inc.	5,645,218	0.7
36,271 @	Salesforce.com, Inc.	2,525,550	0.3
57,527	Texas Instruments, Inc.	2,963,216	0.4
108,237	Visa, Inc.	7,268,114	0.9
4,532 @	VMware, Inc.	388,574	0.0
51,897 @	Yahoo!, Inc.	2,039,033	0.2
		169,564,087	20.8
	Materials: 2.3%
11,878	Air Products & Chemicals, Inc.	1,625,267	0.2
63,750	Dow Chemical Co.	3,262,088	0.4
14,598	Ecolab, Inc.	1,650,596	0.2
50,052	Du Pont E I de Nemours & Co.	3,200,825	0.4
21,294 @	LyondellBasell Industries NV - Class A	2,204,355	0.3
26,322	Monsanto Co.	2,805,662	0.4
15,029	PPG Industries, Inc.	1,724,127	0.2
15,940	Praxair, Inc.	1,905,627	0.2
6,313 L	Southern Copper Corp.	185,665	0.0
		18,564,212	2.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 2.6%
287,143	AT&T, Inc.	$10,199,320	1.2
15,177 @	T-Mobile US, Inc.	588,412	0.1
225,513	Verizon Communications, Inc.	10,511,161	1.3
		21,298,893	2.6
	Utilities: 1.7%
27,099	American Electric Power Co., Inc.	1,435,434	0.2
32,820	Dominion Resources, Inc.	2,194,673	0.3
38,236	Duke Energy Corp.	2,700,226	0.3
47,626	Exelon Corp.	1,496,409	0.2
24,557	NextEra Energy, Inc.	2,407,323	0.3
26,542	Pacific Gas & Electric Co.	1,303,212	0.2
50,221	Southern Co.	2,104,260	0.2
		13,641,537	1.7
	Total Common Stock (Cost $366,085,518)	806,499,238	99.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc: 0.0%
793	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.00%, due 07/01/15 (Repurchase Amount $793, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $809, due 07/15/15-05/20/65)	793	0.0
183,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $183,001, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $186,660, due 01/15/17-08/15/42)	183,000	0.0
		183,793	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.9%
6,973,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $6,973,000)	$6,973,000	0.9
	Total Short-Term Investments (Cost $7,156,793)	7,156,793	0.9
	Total Investments in Securities (Cost $373,242,311)	$813,656,031	99.9
	Assets in Excess of Other Liabilities	408,409	0.1
	Net Assets	$814,064,440	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $377,569,975.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$442,748,211
Gross Unrealized Depreciation	(6,662,155)
Net Unrealized Appreciation	$436,086,056

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 4.0%
11,891 @	Carnival Corp.	$587,297	0.3
5,764	Comcast Corp. - Class A	346,647	0.2
1,037	Comcast Corp. - Special Class A	62,158	0.0
1,993 @	Dish Network Corp. - Class A	134,946	0.1
109,303	Ford Motor Co.	1,640,638	0.8
44,995	General Motors Co.	1,499,683	0.7
14,316	Johnson Controls, Inc.	709,072	0.3
16,391	Target Corp.	1,337,997	0.6
9,228 @	Thomson Reuters Corp.	351,310	0.2
11,196	Time Warner, Inc.	978,642	0.5
11,386	Twenty-First Century Fox, Inc. - Class A	370,557	0.2
4,376	Twenty-First Century Fox, Inc. Class B	140,995	0.1
		8,159,942	4.0
	Consumer Staples: 7.9%
3,247	Altria Group, Inc.	158,811	0.1
17,367	Archer-Daniels-Midland Co.	837,437	0.4
3,114	Colgate-Palmolive Co.	203,687	0.1
2,307	CVS Health	241,958	0.1
2,111	Kimberly-Clark Corp.	223,702	0.1
45,538	Mondelez International, Inc.	1,873,433	0.9
21,772	Philip Morris International, Inc.	1,745,461	0.9
75,950	Procter & Gamble Co.	5,942,328	2.9
20,434	Walgreens Boots Alliance, Inc.	1,725,447	0.9
44,219	Wal-Mart Stores, Inc.	3,136,454	1.5
		16,088,718	7.9
	Energy: 15.7%
14,221	Anadarko Petroleum Corp.	1,110,091	0.6
10,558	Apache Corp.	608,457	0.3
12,167	Baker Hughes, Inc.	750,704	0.4
52,644	Chevron Corp.	5,078,567	2.5
34,517	ConocoPhillips	2,119,689	1.0
11,507	Devon Energy Corp.	684,551	0.3
14,046	EOG Resources, Inc.	1,229,727	0.6
117,049	ExxonMobil Corp.	9,738,477	4.8
23,823	Halliburton Co.	1,026,057	0.5
49,986	Kinder Morgan, Inc.	1,918,963	0.9
14,069	Marathon Petroleum Corp.	735,949	0.4
21,502	Occidental Petroleum Corp.	1,672,211	0.8
15,163	Phillips 66	1,221,531	0.6
31,246	Schlumberger Ltd.	2,693,093	1.3
18,797	Spectra Energy Corp.	612,782	0.3
14,239	Valero Energy Corp.	891,361	0.4
		32,092,210	15.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 28.1%
9,144 @	ACE Ltd.	$929,762	0.5
12,146	Aflac, Inc.	755,481	0.4
37,329	American International Group, Inc.	2,307,679	1.1
11,450	Allstate Corp.	742,762	0.4
19,500	American Express Co.	1,515,540	0.7
294,006	Bank of America Corp.	5,003,982	2.5
28,004	Bank of New York Mellon Corp.	1,175,328	0.6
20,426	BB&T Corp.	823,372	0.4
48,682 @	Berkshire Hathaway, Inc. - Class B	6,626,107	3.2
2,396	Blackrock, Inc.	828,968	0.4
15,298	Capital One Financial Corp.	1,345,765	0.7
9,397	Charles Schwab Corp.	306,812	0.2
6,431	Chubb Corp.	611,845	0.3
84,939	Citigroup, Inc.	4,692,030	2.3
8,974	CME Group, Inc.	835,120	0.4
12,390	Discover Financial Services	713,912	0.3
10,191	Equity Residential	715,102	0.4
10,857	Franklin Resources, Inc.	532,319	0.3
12,094	Goldman Sachs Group, Inc.	2,525,106	1.2
103,889	JPMorgan Chase & Co.	7,039,519	3.5
6,028	Marsh & McLennan Cos., Inc.	341,788	0.2
26,226	Metlife, Inc.	1,468,394	0.7
42,917	Morgan Stanley	1,664,750	0.8
14,500	PNC Financial Services Group, Inc.	1,386,925	0.7
12,682	Prudential Financial, Inc.	1,109,929	0.5
353	Public Storage, Inc.	65,083	0.0
11,526	State Street Corp.	887,502	0.4
8,923	Travelers Cos., Inc.	862,497	0.4
46,897	US Bancorp	2,035,330	1.0
130,422	Wells Fargo & Co.	7,334,933	3.6
		57,183,642	28.1
	Health Care: 13.9%
41,679	Abbott Laboratories	2,045,605	1.0
7,372	Aetna, Inc.	939,635	0.5
6,021 @	Allergan plc	1,827,133	0.9
5,907	Anthem, Inc.	969,575	0.5
5,561	Baxter International, Inc.	388,881	0.2
889	Cardinal Health, Inc.	74,365	0.0
3,268 @	Express Scripts Holding Co.	290,656	0.1
8,276 @	HCA Holdings, Inc.	750,799	0.4
311	Humana, Inc.	59,488	0.0
67,617	Johnson & Johnson	6,589,953	3.2
39,894	Medtronic PLC	2,956,145	1.4
70,073	Merck & Co., Inc.	3,989,256	2.0

See Accompanying Notes to Financial Statements

Voya Russell™ Large Cap	PORTFOLIO OF INVESTMENTS
Value Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,790 @	Mylan NV	$121,469	0.1
172,381	Pfizer, Inc.	5,779,935	2.8
4,663	Stryker Corp.	445,643	0.2
7,388	Thermo Fisher Scientific, Inc.	958,667	0.5
1,333	UnitedHealth Group, Inc.	162,626	0.1
		28,349,831	13.9
	Industrials: 10.1%
13,958	Caterpillar, Inc.	1,183,917	0.6
20,524	CSX Corp.	670,109	0.3
1,300	Cummins, Inc.	170,547	0.1
13,987	Danaher Corp.	1,197,147	0.6
7,665	Deere & Co.	743,888	0.4
13,077	Eaton Corp. PLC	882,567	0.4
5,818	Emerson Electric Co.	322,492	0.1
5,068	FedEx Corp.	863,587	0.4
5,664	General Dynamics Corp.	802,532	0.4
282,070	General Electric Co.	7,494,600	3.7
2,143	Lockheed Martin Corp.	398,384	0.2
8,535	Norfolk Southern Corp.	745,618	0.4
3,776	Northrop Grumman Corp.	598,987	0.3
3,131	Precision Castparts Corp.	625,793	0.3
8,543	Raytheon Co.	817,394	0.4
22,628	United Technologies Corp.	2,510,124	1.2
11,742	Waste Management, Inc.	544,242	0.3
		20,571,928	10.1
	Information Technology: 11.6%
2,589	Automatic Data Processing, Inc.	207,715	0.1
14,339	Broadcom Corp.	738,315	0.4
142,377	Cisco Systems, Inc.	3,909,672	1.9
35,235	Corning, Inc.	695,187	0.3
49,911	EMC Corp.	1,317,151	0.6
50,885	Hewlett-Packard Co.	1,527,059	0.8
11,313	International Business Machines Corp.	1,840,173	0.9
123,511	Intel Corp.	3,756,587	1.8
27,889 @	Micron Technology, Inc.	525,429	0.3
98,058	Microsoft Corp.	4,329,261	2.1
35,481	Oracle Corp.	1,429,884	0.7
38,698	Qualcomm, Inc.	2,423,656	1.2
26,272 @	Yahoo!, Inc.	1,032,227	0.5
		23,732,316	11.6
	Materials: 1.3%
1,065	Air Products & Chemicals, Inc.	145,724	0.1
28,046	Dow Chemical Co.	1,435,114	0.7
13,634	Du Pont E I de Nemours & Co.	871,894	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,349	Praxair, Inc.	$161,273	0.1
2,152	Southern Copper Corp.	63,290	0.0
		2,677,295	1.3
	Telecommunication Services: 2.9%
145,376	AT&T, Inc.	5,163,755	2.5
7,688 @	T-Mobile US, Inc.	298,064	0.2
8,220	Verizon Communications, Inc.	383,134	0.2
		5,844,953	2.9
	Utilities: 3.4%
13,718	American Electric Power Co., Inc.	726,642	0.4
15,784	Dominion Resources, Inc.	1,055,476	0.5
19,359	Duke Energy Corp.	1,367,133	0.7
24,112	Exelon Corp.	757,599	0.4
12,434	NextEra Energy, Inc.	1,218,905	0.6
13,436	Pacific Gas & Electric Co.	659,708	0.3
25,428	Southern Co.	1,065,433	0.5
		6,850,896	3.4
	Total Common Stock (Cost $145,465,189)	201,551,731	98.9
SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
1,910,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $1,910,000)	1,910,000	0.9
	Total Short-Term Investments (Cost $1,910,000)	1,910,000	0.9
	Total Investments in Securities (Cost $147,375,189)	$203,461,731	99.8
	Assets in Excess of Other Liabilities	499,767	0.2
	Net Assets	$203,961,498	100.0

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

Cost for federal income tax purposes is $150,972,048.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$57,149,331
Gross Unrealized Depreciation	(4,659,648)
Net Unrealized Appreciation	$52,489,683

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.1%
	Consumer Discretionary: 25.1%
1,138	Aaron’s, Inc.	$41,207	0.0
8,657	Advance Auto Parts, Inc.	1,378,974	0.4
7,091 @	AMC Networks, Inc.	580,398	0.2
20,936	ARAMARK Holdings Corp.	648,388	0.2
8,625 @	Autonation, Inc.	543,202	0.1
3,697 @	Autozone, Inc.	2,465,529	0.6
20,273 @	Bed Bath & Beyond, Inc.	1,398,432	0.4
26,779	BorgWarner, Inc.	1,522,118	0.4
7,237	Brinker International, Inc.	417,213	0.1
8,085	Brunswick Corp.	411,203	0.1
567 @,L	Cabela’s, Inc.	28,339	0.0
3,444	Cablevision Systems Corp.	82,449	0.0
24,761 @	Carmax, Inc.	1,639,426	0.4
6,220	Carter’s, Inc.	661,186	0.2
8,871 @,L	Charter Communications, Inc.	1,519,159	0.4
3,675 @	Chipotle Mexican Grill, Inc.	2,223,338	0.6
4,194	Choice Hotels International, Inc.	227,525	0.1
13,714	Cinemark Holdings, Inc.	550,891	0.1
1,690	Clear Channel Outdoor Holdings, Inc.	17,120	0.0
4,583	Coach, Inc.	158,618	0.0
9,846	Coty, Inc - Class A	314,777	0.1
7,506	CST Brands, Inc.	293,184	0.1
2,964	Darden Restaurants, Inc.	210,681	0.1
34,174 @	Delphi Automotive PLC	2,907,866	0.8
7,503	Dick’s Sporting Goods, Inc.	388,430	0.1
337	Dillard’s, Inc.	35,449	0.0
16,770	Discovery Communications, Inc. - Class A	557,770	0.1
29,530	Discovery Communications, Inc. - Class C	917,792	0.2
35,941	Dollar General Corp.	2,794,053	0.7
24,401 @	Dollar Tree, Inc.	1,927,435	0.5
6,531	Domino’s Pizza, Inc.	740,615	0.2
16,081	D.R. Horton, Inc.	439,976	0.1
526	DSW, Inc.	17,553	0.0
11,392	Dunkin’ Brands Group, Inc.	626,560	0.2
11,674	Expedia, Inc.	1,276,552	0.3
7,058	Extended Stay America, Inc.	132,479	0.0
10,739	Family Dollar Stores, Inc.	846,341	0.2
14,320	Foot Locker, Inc.	959,583	0.3
4,071 @,L	Fossil Group, Inc.	282,365	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
28,201	Gap, Inc.	$1,076,432	0.3
17,406	Gentex Corp.	285,807	0.1
16,733	Genuine Parts Co.	1,498,105	0.4
10,245	GNC Holdings, Inc.	455,698	0.1
10,559 @,L	GoPro, Inc.	556,670	0.1
58,614 @,L	Groupon, Inc.	294,828	0.1
30,458	H&R Block, Inc.	903,080	0.2
47,540	Hanesbrands, Inc.	1,584,033	0.4
13,474	Harley-Davidson, Inc.	759,260	0.2
8,420	Harman International Industries, Inc.	1,001,475	0.3
10,706	Hasbro, Inc.	800,702	0.2
61,472 @	Hilton Worldwide Holdings, Inc.	1,693,554	0.4
3,605 @	HomeAway, Inc.	112,188	0.0
7,494 @	International Game Technology PLC	133,093	0.0
48,877	Interpublic Group of Cos., Inc.	941,860	0.2
22,787	Jarden Corp.	1,179,227	0.3
15,106 @	Kate Spade & Co.	325,383	0.1
29,288	L Brands, Inc.	2,510,860	0.7
6,968	Lear Corp.	782,228	0.2
16,304	Leggett & Platt, Inc.	793,679	0.2
8,065	Lennar Corp.	411,638	0.1
451	Lennar Corp.	19,447	0.0
23,822	Liberty Interactive Corp. QVC Group	661,061	0.2
16,769	Liberty Ventures	658,519	0.2
11,229 @	Lions Gate Entertainment Corp.	416,034	0.1
17,240 @	Live Nation, Inc.	473,928	0.1
36,004 @	LKQ Corp.	1,088,941	0.3
13,204 @	Lululemon Athletica, Inc.	862,221	0.2
29,151	Macy’s, Inc.	1,966,818	0.5
7,275 @	The Madison Square Garden, Inc.	607,390	0.2
24,800	Marriott International, Inc.	1,844,872	0.5
32,392	McGraw-Hill Cos., Inc.	3,253,776	0.8
3,681 @	MGM Resorts International	67,178	0.0
23,520 @	Michael Kors Holdings Ltd.	989,957	0.3
7,423 @	Michaels Cos, Inc.	199,753	0.1
5,129 @	Mohawk Industries, Inc.	979,126	0.3
2,258	Morningstar, Inc.	179,624	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
326 @	Murphy USA, Inc.	$18,197	0.0
16,024	Newell Rubbermaid, Inc.	658,747	0.2
16,610	Nordstrom, Inc.	1,237,445	0.3
14,288 @	Norwegian Cruise Line Holdings Ltd.	800,700	0.2
482 @	NVR, Inc.	645,880	0.2
11,461 @	Office Depot, Inc.	99,252	0.0
28,915	Omnicom Group, Inc.	2,009,303	0.5
11,952 @	O’Reilly Automotive, Inc.	2,700,913	0.7
25,012 @,L	Pandora Media, Inc.	388,686	0.1
2,997 @	Panera Bread Co.	523,786	0.1
1,891	Penske Auto Group, Inc.	98,540	0.0
7,865	Polaris Industries, Inc.	1,164,885	0.3
389	Ralph Lauren Corp.	51,488	0.0
9,798	Regal Entertainment Group	204,876	0.1
48,973	Ross Stores, Inc.	2,380,578	0.6
18,659 @	Sally Beauty Holdings, Inc.	589,251	0.2
10,815	Scripps Networks Interactive - Class A	706,977	0.2
162 L	Sears Holding Corp.	4,325	0.0
23,911	Service Corp. International	703,701	0.2
12,165 @	ServiceMaster Global Holdings, Inc.	440,008	0.1
9,501 @	Signet Jewelers Ltd.	1,218,408	0.3
271,982 @	Sirius XM Holdings, Inc.	1,014,493	0.3
8,508	Six Flags Entertainment Corp.	381,584	0.1
4,842 @	Skechers USA, Inc.	531,603	0.1
20,223	Starwood Hotels & Resorts Worldwide, Inc.	1,639,883	0.4
10,208 @	Starz	456,502	0.1
7,220 @	Tempur Sealy International, Inc.	475,798	0.1
5,394	Thor Industries, Inc.	303,574	0.1
10,079	Tiffany & Co.	925,252	0.2
7,258 @	Toll Brothers, Inc.	277,183	0.1
16,145	Tractor Supply Co.	1,452,081	0.4
13,275 @	TripAdvisor, Inc.	1,156,784	0.3
5,583	Tupperware Corp.	360,327	0.1
7,604 @	Ulta Salon Cosmetics & Fragrance, Inc.	1,174,438	0.3
21,143 @	Under Armour, Inc.	1,764,172	0.5
11,569 @	Urban Outfitters, Inc.	404,915	0.1
986 @	Vista Outdoor, Inc.	44,271	0.0
5,280 @	Visteon Corp.	554,294	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
709	Whirlpool Corp.	$122,692	0.0
10,849	Williams-Sonoma, Inc.	892,547	0.2
14,206	Wyndham Worldwide Corp.	1,163,613	0.3
8,513	Wynn Resorts Ltd.	839,978	0.2
		97,134,551	25.1
	Consumer Staples: 7.2%
3,010	Brown-Forman Corp.	335,374	0.1
13,878	Brown-Forman Corp.	1,390,298	0.4
12,136	Campbell Soup Co.	578,281	0.2
15,488	Church & Dwight Co., Inc.	1,256,542	0.3
12,312	Clorox Co.	1,280,694	0.3
27,570	Coca-Cola Enterprises, Inc.	1,197,641	0.3
6,872	ConAgra Foods, Inc.	300,444	0.1
19,360	Constellation Brands, Inc.	2,246,147	0.6
22,691	Dr Pepper Snapple Group, Inc.	1,654,174	0.4
18,347	Flowers Foods, Inc.	388,039	0.1
12,143	Hain Celestial Group, Inc.	799,738	0.2
7,392 @,L	Herbalife Ltd.	407,225	0.1
17,240	Hershey Co.	1,531,429	0.4
15,840	Hormel Foods Corp.	892,901	0.2
1,040	Ingredion, Inc.	83,002	0.0
26,600	Kellogg Co.	1,667,820	0.4
15,294	Keurig Green Mountain, Inc.	1,171,979	0.3
15,126	McCormick & Co., Inc.	1,224,450	0.3
23,973	Mead Johnson Nutrition Co.	2,162,844	0.6
17,707 @	Monster Beverage Corp.	2,373,092	0.6
1,455	Nu Skin Enterprises, Inc.	68,574	0.0
815 L	Pilgrim’s Pride Corp.	18,721	0.0
69,533 @	Rite Aid Corp.	580,601	0.2
2,990	Spectrum Brands Holdings, Inc.	304,950	0.1
18,152 @	Sprouts Farmers Market, Inc.	489,741	0.1
21,924	Sysco Corp.	791,456	0.2
1,782	Tyson Foods, Inc.	75,967	0.0
20,722 @	WhiteWave Foods Co.	1,012,891	0.3
38,843	Whole Foods Market, Inc.	1,531,968	0.4
		27,816,983	7.2
	Energy: 1.1%
48,951	Cabot Oil & Gas Corp.	1,543,915	0.4
3,336	Continental Resources, Inc.	141,413	0.0
642	CVR Energy, Inc.	24,165	0.0
17,790 @	FMC Technologies, Inc.	738,107	0.2
3,435	HollyFrontier Corp.	146,640	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
9,774 @	Memorial Resource Development Corp.	$185,413	0.1
2,044	Oceaneering International, Inc.	95,230	0.0
11,115	Oneok, Inc.	438,820	0.1
1,317	Range Resources Corp.	65,033	0.0
846	RPC, Inc.	11,700	0.0
6,999 @,L	Solar City	374,796	0.1
3,235	Targa Resources Corp.	288,627	0.1
2,146	Teekay Corp.	91,892	0.0
908	Tesoro Corp.	76,644	0.0
1,550	World Fuel Services Corp.	74,323	0.0
		4,296,718	1.1
	Financials: 10.1%
6,476 @	Affiliated Managers Group, Inc.	1,415,654	0.4
4,213 @	Ally Financial, Inc.	94,498	0.0
17,882	Ameriprise Financial, Inc.	2,233,998	0.6
252	Amtrust Financial Services, Inc.	16,508	0.0
33,355 @	Aon PLC	3,324,826	0.9
11,032	Arthur J. Gallagher & Co.	521,814	0.1
4,204	Artisan Partners Asset Management, Inc.	195,318	0.1
16,576	Boston Properties, Inc.	2,006,359	0.5
9,882	CBOE Holdings, Inc.	565,448	0.2
33,846 @	CBRE Group, Inc.	1,252,302	0.3
1,809	Columbia Property Trust, Inc.	44,411	0.0
1,006 @	Credit Acceptance Corp.	247,657	0.1
39,502	Crown Castle International Corp.	3,172,011	0.8
9,224	Digital Realty Trust, Inc.	615,056	0.2
13,949	Eaton Vance Corp.	545,824	0.1
6,215	Empire State Realty Trust, Inc.	106,028	0.0
6,737	Equinix, Inc.	1,711,198	0.4
9,972	Equity Lifestyle Properties, Inc.	524,328	0.1
2,872	Erie Indemnity Co.	235,705	0.1
13,788	Extra Space Storage, Inc.	899,253	0.2
8,130	Federal Realty Investment Trust	1,041,372	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
11,094	Federated Investors, Inc.	$371,538	0.1
1,420	Gaming and Leisure Properties, Inc.	52,057	0.0
18,717	Health Care REIT, Inc.	1,228,397	0.3
1,460	Healthcare Trust of America, Inc.	34,967	0.0
1,898 @	Howard Hughes Corp.	272,439	0.1
597	Interactive Brokers Group, Inc.	24,811	0.0
4,690	Intercontinental Exchange, Inc.	1,048,731	0.3
6,372	Invesco Ltd.	238,886	0.1
9,768	Iron Mountain, Inc.	302,808	0.1
3,866	Jones Lang LaSalle, Inc.	661,086	0.2
9,588	Lamar Advertising Co.	551,118	0.1
14,911 @	Lazard Ltd.	838,595	0.2
3,781	Legg Mason, Inc.	194,835	0.1
5,207	Leucadia National Corp.	126,426	0.0
9,758 L	LPL Financial Holdings, Inc.	453,649	0.1
171 @	Markel Corp.	136,916	0.0
21,010	Moody’s Corp.	2,268,240	0.6
13,304	MSCI, Inc. - Class A	818,861	0.2
22,949	NorthStar Asset Management Group, Inc./ New York	424,327	0.1
5,885	Omega Healthcare Investors, Inc.	202,032	0.1
8,520	Plum Creek Timber Co., Inc.	345,656	0.1
2,179	Post Properties, Inc.	118,472	0.0
6,310 @	Realogy Holdings Corp.	294,803	0.1
589 @	Santander Consumer USA Holdings, Inc.	15,061	0.0
16,487	SEI Investments Co.	808,358	0.2
5,499 @	Signature Bank	804,999	0.2
46,333 @	SLM Corp.	457,307	0.1
3,809 @	SVB Financial Group	548,420	0.1
30,842	T. Rowe Price Group, Inc.	2,397,349	0.6
11,343	Tanger Factory Outlet Centers, Inc.	359,573	0.1
2,714	Taubman Centers, Inc.	188,623	0.1
26,925	TD Ameritrade Holding Corp.	991,378	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
9,358	Waddell & Reed Financial, Inc.	$442,727	0.1
5,274	Weyerhaeuser Co.	166,131	0.0
		38,959,144	10.1
	Health Care: 14.1%
6,120 @	Acadia Healthcare Co., Inc.	479,380	0.1
3,060 @	Agios Pharmaceuticals, Inc.	340,088	0.1
9,275 @	Akorn, Inc.	404,947	0.1
6,467 @	Alere, Inc.	341,134	0.1
9,558 @	Align Technology, Inc.	599,382	0.2
14,567 @	Alkermes PLC	937,241	0.2
6,670 @	Allscripts Healthcare Solutions, Inc.	91,246	0.0
7,184 @	Alnylam Pharmaceuticals, Inc.	861,146	0.2
26,000	AmerisourceBergen Corp.	2,764,840	0.7
4,564 @,L	Athenahealth, Inc.	522,943	0.1
18,977 @	BioMarin Pharmaceutical, Inc.	2,595,674	0.7
1,815	Bio-Techne Corp.	178,723	0.0
3,886 @	Bluebird Bio, Inc.	654,286	0.2
12,373 @	Boston Scientific Corp.	219,002	0.1
4,713 @	Brookdale Senior Living, Inc.	163,541	0.0
13,137 @	Bruker BioSciences Corp.	268,126	0.1
13,935 @	Catamaran Corp.	851,150	0.2
14,072	Centene Corp.	1,131,389	0.3
35,466 @	Cerner Corp.	2,449,282	0.6
5,604 @	Charles River Laboratories International, Inc.	394,185	0.1
3,898	Cooper Cos., Inc.	693,727	0.2
8,786	CR Bard, Inc.	1,499,770	0.4
6,015 @	DaVita, Inc.	478,012	0.1
4,237	Dentsply International, Inc.	218,417	0.1
9,386 @	DexCom, Inc.	750,692	0.2
12,729 @	Edwards Lifesciences Corp.	1,812,991	0.5
7,639 @	Endo International PLC	608,446	0.2
21,970 @	Envision Healthcare Holdings, Inc.	867,376	0.2
1,508 @	Health Net, Inc.	96,693	0.0
9,897 @	Henry Schein, Inc.	1,406,562	0.4
6,165	Hill-Rom Holdings, Inc.	334,944	0.1
29,097 @	Hologic, Inc.	1,107,432	0.3
15,952 @	Hospira, Inc.	1,415,102	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
11,075	Idexx Laboratories, Inc.	$710,351	0.2
15,818 @	IMS Health Holdings, Inc.	484,822	0.1
18,514 @	Incyte Corp., Ltd.	1,929,344	0.5
3,008 @	Inovalon Holdings, Inc.	83,923	0.0
1,888 @	Intercept Pharmaceuticals, Inc.	455,725	0.1
5,477	Intrexon Corp.	267,278	0.1
4,362 @	Intuitive Surgical, Inc.	2,113,389	0.5
14,168 @	Isis Pharmaceuticals, Inc.	815,368	0.2
7,227 @	Jazz Pharmaceuticals PLC	1,272,458	0.3
1,411 @,L	Juno Therapeutics, Inc.	75,249	0.0
3,932 @	Laboratory Corp. of America Holdings	476,637	0.1
515 @	LifePoint Hospitals, Inc.	44,779	0.0
5,455 @	Mallinckrodt PLC - W/I	642,163	0.2
9,315 @	Medivation, Inc.	1,063,773	0.3
6,388 @	Mednax, Inc.	473,415	0.1
3,310 @	Mettler Toledo International, Inc.	1,130,233	0.3
3,889	Omnicare, Inc.	366,538	0.1
27,790 @	Opko Health, Inc.	446,863	0.1
5,574	Patterson Cos., Inc.	271,175	0.1
2,078	PerkinElmer, Inc.	109,386	0.0
3,203 @	Perrigo Co. PLC	592,010	0.2
4,456 @	Premier, Inc.	171,378	0.0
2,961 @	Puma Biotechnology, Inc.	345,697	0.1
8,875 @	Quintiles Transnational Holdings, Inc.	644,414	0.2
3,735 @	Receptos, Inc.	709,837	0.2
16,679	Resmed, Inc.	940,195	0.2
11,230 @,L	Seattle Genetics, Inc.	543,532	0.1
6,577 @	Sirona Dental Systems, Inc.	660,462	0.2
18,769	St. Jude Medical, Inc.	1,371,451	0.4
11,743 @	Tenet Healthcare Corp.	679,685	0.2
5,470 @	United Therapeutics Corp.	951,507	0.2
1,957	Universal Health Services, Inc.	278,090	0.1
11,813 @	Varian Medical Systems, Inc.	996,190	0.3
9,173 @	VCA, Inc.	499,057	0.1
8,403 @	Veeva Systems, Inc.	235,536	0.1
1,833 @	VWR Corp.	48,996	0.0
9,788 @	Waters Corp.	1,256,583	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,249	Zimmer Biomet Holdings, Inc.	$136,428	0.0
59,172	Zoetis, Inc.	2,853,274	0.7
		54,685,060	14.1
	Industrials: 15.4%
5,141	Acuity Brands, Inc.	925,277	0.2
2,348 @	Aecom Technology Corp.	77,672	0.0
649	Air Lease Corp.	22,001	0.0
15,344	Alaska Air Group, Inc.	988,614	0.3
11,325 @	Allegion Public Ltd.	681,085	0.2
11,547	Allison Transmission Holdings, Inc.	337,865	0.1
414	Amerco, Inc.	135,341	0.0
28,587	Ametek, Inc.	1,565,996	0.4
8,788	AO Smith Corp.	632,560	0.2
2,909 @	Armstrong World Industries, Inc.	154,991	0.0
12,528 @	Avis Budget Group, Inc.	552,234	0.1
2,524	Babcock & Wilcox Co.	82,787	0.0
12,562	BE Aerospace, Inc.	689,654	0.2
1,678	Carlisle Cos., Inc.	168,001	0.0
17,259	CH Robinson Worldwide, Inc.	1,076,789	0.3
11,292	Cintas Corp.	955,190	0.3
4,693 @	Clean Harbors, Inc.	252,202	0.1
14,970 @	Copart, Inc.	531,136	0.1
3,836 @	CoStar Group, Inc.	772,033	0.2
13,541	Covanta Holding Corp.	286,934	0.1
14,546	Donaldson Co., Inc.	520,747	0.1
1,264	Dun & Bradstreet Corp.	154,208	0.0
14,084	Equifax, Inc.	1,367,416	0.4
22,639	Expeditors International Washington, Inc.	1,043,771	0.3
34,793	Fastenal Co.	1,467,569	0.4
7,419	Flowserve Corp.	390,684	0.1
6,605	Fortune Brands Home & Security, Inc.	302,641	0.1
2,448 @	Genesee & Wyoming, Inc.	186,489	0.1
6,943	Graco, Inc.	493,161	0.1
20,172 @	HD Supply Holdings, Inc	709,651	0.2
48,031 @	Hertz Global Holdings, Inc.	870,322	0.2
11,403	Hexcel Corp.	567,185	0.1
906	Hubbell, Inc.	98,102	0.0
5,758	Huntington Ingalls Industries, Inc.	648,293	0.2
8,413	IDEX Corp.	661,093	0.2
6,969 @	IHS, Inc.	896,422	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
2,192 @	Ingersoll-Rand PLC - Class A	$147,785	0.0
10,888	JB Hunt Transport Services, Inc.	893,796	0.2
13,828 @	JetBlue Airways Corp.	287,069	0.1
5,634	KAR Auction Services, Inc.	210,712	0.1
5,258	Landstar System, Inc.	351,602	0.1
4,788	Lennox International, Inc.	515,620	0.1
8,237	Lincoln Electric Holdings, Inc.	501,551	0.1
41,262	Masco Corp.	1,100,458	0.3
6,785 @	Middleby Corp.	761,481	0.2
1,731	MSC Industrial Direct Co.	120,772	0.0
30,016	Nielsen Holdings NV	1,343,816	0.4
7,199	Nordson Corp.	560,730	0.1
8,260 @	Old Dominion Freight Line	566,677	0.1
37,957	Paccar, Inc.	2,422,036	0.6
12,643	Pall Corp.	1,573,421	0.4
7,434	Parker Hannifin Corp.	864,797	0.2
9,240	Pitney Bowes, Inc.	192,284	0.1
4,790 @	Quanta Services, Inc.	138,048	0.0
282	Regal-Beloit Corp.	20,470	0.0
15,986	Robert Half International, Inc.	887,223	0.2
15,927	Rockwell Automation, Inc.	1,985,141	0.5
15,653	Rockwell Collins, Inc.	1,445,555	0.4
11,232	Rollins, Inc.	320,449	0.1
4,556	Roper Technologies, Inc.	785,728	0.2
12,955	RR Donnelley & Sons Co.	225,806	0.1
6,876	Snap-On, Inc.	1,095,003	0.3
79,090	Southwest Airlines Co.	2,617,088	0.7
15,469 @	Spirit Aerosystems Holdings, Inc.	852,497	0.2
8,636 @	Spirit Airlines, Inc.	536,296	0.1
1,676	Stanley Black & Decker, Inc.	176,382	0.0
10,065 @	Stericycle, Inc.	1,347,804	0.4
7,458	Textron, Inc.	332,851	0.1
6,590	Toro Co.	446,670	0.1
1,462	Towers Watson & Co.	183,920	0.1
6,306 @	TransDigm Group, Inc.	1,416,769	0.4
43,549 @	Tyco International Plc	1,675,765	0.4
45,212 @	United Continental Holdings, Inc.	2,396,688	0.6
11,477 @	United Rentals, Inc.	1,005,615	0.3
10,838 @	USG Corp.	301,188	0.1
150	Valmont Industries, Inc.	17,830	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
20,010 @	Verisk Analytics, Inc.	$1,455,928	0.4
6,461 @	WABCO Holdings, Inc.	799,355	0.2
11,436	Wabtec Corp.	1,077,729	0.3
3,082	Watsco, Inc.	381,367	0.1
7,921	WW Grainger, Inc.	1,874,505	0.5
		59,480,393	15.4
	Information Technology: 19.4%
4,850 @,L	3D Systems Corp.	94,672	0.0
21,133 @	Akamai Technologies, Inc.	1,475,506	0.4
7,344 @	Alliance Data Systems Corp.	2,144,007	0.6
11,080	Altera Corp.	567,296	0.1
36,563	Amphenol Corp.	2,119,557	0.6
33,952	Analog Devices, Inc.	2,179,209	0.6
2,008 @	Ansys, Inc.	183,210	0.1
86,285	Applied Materials, Inc.	1,658,398	0.4
3,989 @,L	Arista Networks, Inc.	326,061	0.1
2,691 @	ARRIS Group, Inc.	82,345	0.0
49,390	Atmel Corp.	486,738	0.1
20,020 @	Autodesk, Inc.	1,002,501	0.3
2,155 @	Black Knight Financial Services, Inc.	66,525	0.0
11,149	Booz Allen Hamilton Holding Corp.	281,401	0.1
14,184	Broadridge Financial Solutions, Inc. ADR	709,342	0.2
34,639 @	Cadence Design Systems, Inc.	681,003	0.2
18,974	CDK Global, Inc.	1,024,217	0.3
15,608	CDW Corp./DE	535,042	0.1
18,971 @	Citrix Systems, Inc.	1,331,005	0.3
10,315	Cognex Corp.	496,151	0.1
5,515 @	CommScope Holding Co., Inc.	168,263	0.0
4,791 @	CoreLogic, Inc.	190,155	0.1
3,358	DST Systems, Inc.	423,041	0.1
37,233 @	Electronic Arts, Inc.	2,475,994	0.6
8,514 @	F5 Networks, Inc.	1,024,660	0.3
4,942	Factset Research Systems, Inc.	803,124	0.2
14,462	Fidelity National Information Services, Inc.	893,752	0.2
16,325 @	FireEye, Inc.	798,456	0.2
28,024 @	Fiserv, Inc.	2,321,228	0.6
10,866 @	FleetCor Technologies, Inc.	1,695,748	0.4
10,466	Flir Systems, Inc.	322,562	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
16,906 @	Fortinet, Inc.	$698,725	0.2
11,991 @	Freescale Semiconductor Ltd.	479,280	0.1
9,829 @	Gartner, Inc.	843,132	0.2
18,824 @	Genpact Ltd.	401,516	0.1
7,865	Global Payments, Inc.	813,634	0.2
2,796 @	GoDaddy, Inc.	78,819	0.0
2,458	Harris Corp.	189,045	0.1
8,695	IAC/InterActiveCorp	692,644	0.2
12,395 @	Informatica Corp.	600,786	0.2
1,042 @	Ingram Micro, Inc.	26,081	0.0
32,626	Intuit, Inc.	3,287,722	0.9
4,090 @,L	IPG Photonics Corp.	348,366	0.1
4,260	Jabil Circuit, Inc.	90,695	0.0
9,681	Jack Henry & Associates, Inc.	626,361	0.2
8,273	Juniper Networks, Inc.	214,850	0.1
16,816 @	Keysight Technologies, Inc.	524,491	0.1
9,519 @	King Digital Entertainment Plc	135,646	0.0
18,926	KLA-Tencor Corp.	1,063,830	0.3
13,380	Lam Research Corp.	1,088,463	0.3
679 @	Leidos Holdings,	27,411	0.0
7,910 @,L	LendingClub Corp.	116,672	0.0
28,340	Linear Technology Corp.	1,253,478	0.3
12,951 @	LinkedIn Corp.	2,676,065	0.7
11,598	Maxim Integrated Products	401,001	0.1
23,944	Microchip Technology, Inc.	1,135,544	0.3
24,962	Motorola Solutions, Inc.	1,431,321	0.4
2,929	National Instruments Corp.	86,288	0.0
11,069	NetApp, Inc.	349,338	0.1
4,728 @	NetSuite, Inc.	433,794	0.1
46,876 @	ON Semiconductor Corp.	547,980	0.1
8,590 @	Palo Alto Networks, Inc.	1,500,673	0.4
33,481	Paychex, Inc.	1,569,589	0.4
13,607 @	PTC, Inc.	558,159	0.1
17,687 @	Qorvo, Inc.	1,419,735	0.4
14,576 @	Rackspace Hosting, Inc.	542,081	0.1
21,698 @	Red Hat, Inc.	1,647,529	0.4
13,457	Sabre Corp.	320,277	0.1
18,202 @	ServiceNow, Inc.	1,352,591	0.4
22,618	Skyworks Solutions, Inc.	2,354,534	0.6
7,897 @	SolarWinds, Inc.	364,289	0.1
7,947	Solera Holdings, Inc.	354,118	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
14,831 @	Splunk, Inc. Inc.	$1,032,534	0.3
7,573	SS&C Technologies Holdings,	473,313	0.1
29,666 @	SunEdison, Inc.	887,310	0.2
480 @,L	SunPower Corp.	13,637	0.0
1,342 @	Synopsys, Inc.	67,972	0.0
5,866 @	Tableau Software, Inc.	676,350	0.2
12,487 @	Teradata Corp.	462,019	0.1
19,557	Total System Services, Inc.	816,896	0.2
1,621 @	Trimble Navigation Ltd.	38,029	0.0
66,892 @	Twitter, Inc.	2,422,828	0.6
3,382 @	Ultimate Software Group, Inc.	555,798	0.1
16,969 @	Vantiv, Inc.	648,046	0.2
13,460 @	VeriFone Holdings, Inc.	457,102	0.1
12,240 @	VeriSign, Inc.	755,453	0.2
61,113	Western Union Co.	1,242,427	0.3
4,575 @	WEX, Inc.	521,413	0.1
12,556 @	Workday, Inc.	959,153	0.3
7,071	Xilinx, Inc.	312,255	0.1
7,688 @,L	Yelp, Inc.	330,815	0.1
6,122 @	Zebra Technologies Corp.	679,848	0.2
3,112 @,L	Zillow Group, Inc.	269,935	0.1
		74,830,855	19.4
	Materials: 5.2%
1,811	Airgas, Inc.	191,568	0.0
1,371	Aptargroup, Inc.	87,429	0.0
760	Ashland, Inc.	92,644	0.0
10,017	Avery Dennison Corp.	610,436	0.2
11,935 @	Axalta Coating Systems Ltd.	394,810	0.1
16,313	Ball Corp.	1,144,357	0.3
1,258	Bemis Co., Inc.	56,623	0.0
1,289	Celanese Corp.	92,653	0.0
27,854	CF Industries Holdings, Inc.	1,790,455	0.5
3,983	Compass Minerals International, Inc.	327,164	0.1
7,252 @	Crown Holdings, Inc.	383,703	0.1
831	Cytec Industries, Inc.	50,300	0.0
5,947	Eagle Materials, Inc.	453,934	0.1
4,381	Eastman Chemical Co.	358,453	0.1
11,440	FMC Corp.	601,172	0.2
22,457	Graphic Packaging Holding Co.	312,826	0.1
15,373	Huntsman Corp.	339,282	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
9,574	International Flavors & Fragrances, Inc.	$1,046,342	0.3
47,325	International Paper Co.	2,252,197	0.6
1,118	Martin Marietta Materials, Inc.	158,208	0.0
1,007	NewMarket Corp.	446,997	0.1
1,200 @	Owens-Illinois, Inc.	27,528	0.0
11,588	Packaging Corp. of America	724,134	0.2
2,331 @	Platform Specialty Products Corp.	59,627	0.0
3,183	Rock-Tenn Co.	191,617	0.1
409	Royal Gold, Inc.	25,190	0.0
15,768	RPM International, Inc.	772,159	0.2
4,794	Scotts Miracle-Gro Co.	283,853	0.1
24,876	Sealed Air Corp.	1,278,129	0.3
9,584	Sherwin-Williams Co.	2,635,792	0.7
5,509	Sigma-Aldrich Corp.	767,679	0.2
4,803	Silgan Holdings, Inc.	253,406	0.1
3,179	Steel Dynamics, Inc.	65,853	0.0
2,435 @	Tahoe Resources, Inc.	29,537	0.0
9,617	Valspar Corp.	786,863	0.2
2,058	Vulcan Materials Co.	172,728	0.0
8,611 @	WR Grace & Co.	863,683	0.2
		20,129,331	5.2
	Telecommunication Services: 0.4%
4,077 @	Level 3 Communications, Inc.	214,736	0.1
7,554 @	SBA Communications Corp.	868,483	0.2
14,702 @	Zayo Group Holdings, Inc.	378,135	0.1
		1,461,354	0.4
	Utilities: 0.1%
5,103 @	Calpine Corp.	91,803	0.0
6,778	ITC Holdings Corp.	218,116	0.1
314	TerraForm Power, Inc.	11,926	0.0
		321,845	0.1
	Total Common Stock (Cost $239,785,269)	379,116,234	98.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Growth Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.1%
	Securities Lending Collateralcc: 1.5%
236,734	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $236,735, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $241,469, due 02/28/17-05/15/44)	$236,734	0.0
1,407,121	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,407,127, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,435,263, due 07/15/15-05/20/65)	1,407,121	0.3
1,407,121	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,407,128, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $1,435,257, due 11/15/15-03/01/48)	1,407,121	0.4
1,466,600	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,466,607, collateralized by various U.S. Government Securities, 0.750%- 2.750%, Market Value plus accrued interest $1,495,932, due 01/15/17-08/15/42)	1,466,600	0.4
Principal amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,407,121	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,407,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $1,435,264, due 07/31/15-05/20/65)	$1,407,121	0.4
		5,924,697	1.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 3.6%
13,913,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $13,913,001)	$13,913,001	3.6
	Total Short-Term Investments (Cost $19,837,698)	19,837,698	5.1
	Total Investments in Securities (Cost $259,622,967)	$398,953,932	103.2
	Liabilities in Excess of Other Assets	(12,396,362)	(3.2)
	Net Assets	$386,557,570	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $260,021,202.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$142,722,650
Gross Unrealized Depreciation	(3,789,920)
Net Unrealized Appreciation	$138,932,730

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 16.8%
22,146	Aaron’s, Inc.	$801,907	0.0
24,969	Advance Auto Parts, Inc.	3,977,312	0.2
20,457 @	AMC Networks, Inc.	1,674,405	0.1
66,019	ARAMARK Holdings Corp.	2,044,608	0.1
24,882 @	Autonation, Inc.	1,567,068	0.1
10,664 @	Autozone, Inc.	7,111,822	0.3
58,487 @	Bed Bath & Beyond, Inc.	4,034,433	0.2
103,634	Best Buy Co., Inc.	3,379,505	0.2
77,232	BorgWarner, Inc.	4,389,867	0.2
20,886	Brinker International, Inc.	1,204,078	0.1
31,627	Brunswick Corp.	1,608,549	0.1
17,231 @,L	Cabela’s, Inc.	861,205	0.0
69,166	Cablevision Systems Corp.	1,655,834	0.1
71,433 @	Carmax, Inc.	4,729,579	0.2
17,947	Carter’s, Inc.	1,907,766	0.1
25,587 @	Charter Communications, Inc.	4,381,774	0.2
10,599 @	Chipotle Mexican Grill,Inc.	6,412,289	0.3
12,116	Choice Hotels International, Inc.	657,293	0.0
39,563	Cinemark Holdings, Inc.	1,589,246	0.1
12,319	Clear Channel Outdoor Holdings, Inc.	124,791	0.0
94,305	Coach, Inc.	3,263,896	0.1
28,373	Coty, Inc - Class A	907,085	0.0
26,227	CST Brands, Inc.	1,024,427	0.0
42,939	Darden Restaurants, Inc.	3,052,104	0.1
98,573 @	Delphi Automotive PLC	8,387,577	0.4
31,418	Dick’s Sporting Goods, Inc.	1,626,510	0.1
8,136	Dillard’s, Inc.	855,826	0.0
53,122	Discovery Communications, Inc. - Class A	1,766,838	0.1
93,590	Discovery Communications, Inc. - Class C	2,908,777	0.1
103,689	Dollar General Corp.	8,060,783	0.4
70,396 @	Dollar Tree, Inc.	5,560,580	0.3
18,846	Domino’s Pizza, Inc.	2,137,136	0.1
112,074	D.R. Horton, Inc.	3,066,345	0.1
25,017	DSW, Inc.	834,817	0.0
32,847	Dunkin' Brands Group, Inc.	1,806,585	0.1
33,663	Expedia, Inc.	3,681,049	0.2
20,390	Extended Stay America, Inc.	382,720	0.0
33,068	Family Dollar Stores, Inc.	2,606,089	0.1
47,736	Foot Locker, Inc.	3,198,789	0.1
14,357 @	Fossil Group, Inc.	995,802	0.0
36,576 L	GameStop Corp.	1,571,305	0.1
38,736 @	Gannett Co., Inc.	541,917	0.0
81,355	Gap, Inc.	3,105,320	0.1
40,440 @	Garmin Ltd.	1,776,529	0.1
100,435	Gentex Corp.	1,649,143	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
51,962	Genuine Parts Co.	$4,652,158	0.2
29,548	GNC Holdings, Inc.	1,314,295	0.1
92,160	Goodyear Tire & Rubber Co.	2,778,624	0.1
30,445 @,L	GoPro, Inc.	1,605,060	0.1
1,191	Graham Holdings Co.	1,280,385	0.1
169,122 @	Groupon, Inc.	850,684	0.0
93,934	H&R Block, Inc.	2,785,143	0.1
137,144	Hanesbrands, Inc.	4,569,638	0.2
71,075	Harley-Davidson, Inc.	4,005,076	0.2
24,298	Harman International Industries, Inc.	2,890,004	0.1
38,029	Hasbro, Inc.	2,844,189	0.1
177,349 @	Hilton Worldwide Holdings, Inc.	4,885,965	0.2
32,441 @	HomeAway, Inc.	1,009,564	0.0
11,637 @	Hyatt Hotels Corp.	659,702	0.0
32,100 @	International Game Technology PLC	570,096	0.0
140,974	Interpublic Group of Cos., Inc.	2,716,569	0.1
65,725	Jarden Corp.	3,401,269	0.2
104,265 @,L	JC Penney Co., Inc.	883,125	0.0
15,791	John Wiley & Sons, Inc.	858,557	0.0
43,592 @	Kate Spade & Co.	938,972	0.0
69,222	Kohl’s Corp.	4,333,989	0.2
84,467	L Brands, Inc.	7,241,356	0.3
26,550	Lear Corp.	2,980,503	0.1
47,031	Leggett & Platt, Inc.	2,289,469	0.1
59,354	Lennar Corp.	3,029,428	0.1
3,296	Lennar Corp.	142,124	0.0
8,932	Liberty Broadband Corp. - A	455,264	0.0
22,643	Liberty Broadband Corp. - C	1,158,416	0.1
161,370	Liberty Interactive Corp. QVC Group	4,478,017	0.2
35,678	Liberty Media Corp. - A	1,285,835	0.1
68,445	Liberty Media Corp. - C	2,457,175	0.1
48,361	Liberty Ventures	1,899,136	0.1
32,410 @	Lions Gate Entertainment Corp.	1,200,790	0.1
49,688 @	Live Nation, Inc.	1,365,923	0.1
103,826 @	LKQ Corp.	3,140,217	0.1
38,079 @	Lululemon Athletica, Inc.	2,486,559	0.1
116,620	Macy’s, Inc.	7,868,351	0.4
20,988 @	The Madison Square Garden, Inc.	1,752,288	0.1
71,541	Marriott International, Inc.	5,321,935	0.2
115,534	Mattel, Inc.	2,968,068	0.1
93,450	McGraw-Hill Cos., Inc.	9,387,052	0.4
151,981 @	MGM Resorts International	2,773,653	0.1
67,826 @	Michael Kors Holdings Ltd.	2,854,796	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
21,358 @	Michaels Cos, Inc.	$574,744	0.0
21,080 @	Mohawk Industries, Inc.	4,024,172	0.2
6,522	Morningstar, Inc.	518,825	0.0
15,434 @	Murphy USA, Inc.	861,526	0.0
91,720	Newell Rubbermaid, Inc.	3,770,609	0.2
131,006 @	News Corp - Class A	1,911,378	0.1
41,301 @	News Corp.	588,126	0.0
47,910	Nordstrom, Inc.	3,569,295	0.2
44,853 @	Norwegian Cruise Line Holdings Ltd.	2,513,562	0.1
1,388 @	NVR, Inc.	1,859,920	0.1
186,816 @	Office Depot, Inc.	1,617,827	0.1
83,422	Omnicom Group, Inc.	5,796,995	0.3
34,480 @	O'Reilly Automotive, Inc.	7,791,790	0.4
72,189 @	Pandora Media, Inc.	1,121,817	0.1
8,645 @	Panera Bread Co.	1,510,887	0.1
14,554	Penske Auto Group, Inc.	758,409	0.0
22,691	Polaris Industries, Inc.	3,360,764	0.2
124,445	Pulte Homes, Inc.	2,507,567	0.1
28,212	PVH Corp.	3,250,022	0.1
20,424	Ralph Lauren Corp.	2,703,321	0.1
28,253	Regal Entertainment Group	590,770	0.0
141,277	Ross Stores, Inc.	6,867,475	0.3
58,722 @	Royal Caribbean Cruises Ltd.	4,620,834	0.2
53,831 @	Sally Beauty Holdings, Inc.	1,699,983	0.1
31,194	Scripps Networks Interactive - Class A	2,039,152	0.1
4,508 L	Sears Holding Corp.	120,364	0.0
69,003	Service Corp. International	2,030,758	0.1
35,048 @	ServiceMaster Global Holdings, Inc.	1,267,686	0.1
27,411 @	Signet Jewelers Ltd.	3,515,187	0.2
784,859 @	Sirius XM Holdings, Inc.	2,927,524	0.1
24,528	Six Flags Entertainment Corp.	1,100,081	0.1
13,967 @	Skechers USA, Inc.	1,533,437	0.1
218,742	Staples, Inc.	3,348,940	0.2
58,327	Starwood Hotels & Resorts Worldwide, Inc.	4,729,736	0.2
29,436 @	Starz	1,316,378	0.1
77,472	TEGNA, Inc.	2,484,527	0.1
20,840 @	Tempur Sealy International, Inc.	1,373,356	0.1
15,543	Thor Industries, Inc.	874,760	0.0
38,557	Tiffany & Co.	3,539,533	0.2
59,968 @	Toll Brothers, Inc.	2,290,178	0.1
46,581	Tractor Supply Co.	4,189,495	0.2
27,538	Tribune Co.	1,470,254	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
38,286 @	TripAdvisor, Inc.	$3,336,242	0.2
17,028	Tupperware Corp.	1,098,987	0.0
21,939 @	Ulta Salon Cosmetics & Fragrance, Inc.	3,388,479	0.2
60,986 @	Under Armour, Inc.	5,088,672	0.2
33,359 @	Urban Outfitters, Inc.	1,167,565	0.1
21,794 @	Vista Outdoor, Inc.	978,551	0.0
15,233 @	Visteon Corp.	1,599,160	0.1
92,980 L	Wendy’s Company	1,048,814	0.0
26,852	Whirlpool Corp.	4,646,739	0.2
31,285	Williams-Sonoma, Inc.	2,573,817	0.1
40,971	Wyndham Worldwide Corp.	3,355,935	0.2
27,737	Wynn Resorts Ltd.	2,736,810	0.1
		372,812,434	16.8
	Consumer Staples: 5.4%
148,557	Avon Products, Inc.	929,967	0.0
9,332	Brown-Forman Corp.	1,039,771	0.0
43,051	Brown-Forman Corp.	4,312,849	0.2
49,024	Bunge Ltd.	4,304,307	0.2
59,442	Campbell Soup Co.	2,832,411	0.1
44,690	Church & Dwight Co., Inc.	3,625,700	0.2
44,791	Clorox Co.	4,659,160	0.2
79,521	Coca-Cola Enterprises, Inc.	3,454,392	0.2
145,798	ConAgra Foods, Inc.	6,374,289	0.3
55,852	Constellation Brands, Inc.	6,479,949	0.3
65,446	Dr Pepper Snapple Group, Inc.	4,771,013	0.2
21,235	Energizer Holdings, Inc.	2,793,464	0.1
59,422	Flowers Foods, Inc.	1,256,775	0.1
35,029	Hain Celestial Group, Inc.	2,307,010	0.1
25,004 @	Herbalife Ltd.	1,377,470	0.1
49,742	Hershey Co.	4,418,582	0.2
45,683	Hormel Foods Corp.	2,575,151	0.1
24,345	Ingredion, Inc.	1,942,974	0.1
40,858	JM Smucker Co.	4,429,416	0.2
85,246	Kellogg Co.	5,344,924	0.2
44,115	Keurig Green Mountain, Inc.	3,380,532	0.2
43,628	McCormick & Co., Inc.	3,531,687	0.2
69,157	Mead Johnson Nutrition Co.	6,239,345	0.3
47,066	Molson Coors Brewing Co.	3,285,677	0.2
51,077 @	Monster Beverage Corp.	6,845,340	0.3
20,004 L	Nu Skin Enterprises, Inc.	942,789	0.0
21,833 L	Pilgrim’s Pride Corp.	501,504	0.0
39,778	Pinnacle Foods, Inc.	1,811,490	0.1
337,544 @	Rite Aid Corp.	2,818,492	0.1
8,636	Spectrum Brands Holdings, Inc.	880,786	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
52,360 @	Sprouts Farmers Market, Inc.	$1,412,673	0.1
202,685	Sysco Corp.	7,316,929	0.3
100,650	Tyson Foods, Inc.	4,290,710	0.2
59,772 @	WhiteWave Foods Co.	2,921,655	0.1
122,305	Whole Foods Market, Inc.	4,823,709	0.2
		120,232,892	5.4
	Energy: 5.5%
23,818 @	Antero Resources Corp.	817,910	0.0
141,207	Cabot Oil & Gas Corp.	4,453,669	0.2
107,412	California Resources Corp.	648,769	0.0
65,365 @	Cameron International Corp.	3,423,165	0.2
80,752 @	Cheniere Energy, Inc.	5,592,884	0.3
200,184 L	Chesapeake Energy Corp.	2,236,055	0.1
32,290	Cimarex Energy Co.	3,561,910	0.2
125,206 @	Cobalt International Energy, Inc.	1,215,750	0.1
40,970 @	Concho Resources, Inc.	4,664,844	0.2
78,081	Consol Energy, Inc.	1,697,481	0.1
29,266	Continental Resources, Inc.	1,240,586	0.1
5,328	CVR Energy, Inc.	200,546	0.0
121,808	Denbury Resources, Inc.	774,699	0.0
21,902	Diamond Offshore Drilling	565,291	0.0
21,506 @	Diamondback Energy, Inc.	1,621,122	0.1
13,307 @	Dril-Quip, Inc.	1,001,352	0.0
79,938 @	Ensco PLC	1,780,219	0.1
11,536 @	EP Energy Corp.	146,853	0.0
52,024	EQT Corp.	4,231,632	0.2
78,823 @	FMC Technologies, Inc.	3,270,366	0.1
11,830	Frank’s International N.V.	222,877	0.0
30,680 @,L	Golar LNG Ltd.	1,435,824	0.1
32,989 @	Gulfport Energy Corp.	1,327,807	0.1
32,904	Helmerich & Payne, Inc.	2,317,100	0.1
86,075	Hess Corp.	5,756,696	0.3
66,480	HollyFrontier Corp.	2,838,031	0.1
53,822 @	Kosmos Energy, LLC	453,719	0.0
42,089 @,L	Laredo Petroleum, Inc.	529,480	0.0
230,387	Marathon Oil Corp.	6,114,471	0.3
28,174 @	Memorial Resource Development Corp.	534,461	0.0
60,775	Murphy Oil Corp.	2,526,417	0.1
112,764 @	Nabors Industries Ltd.	1,627,185	0.1
132,416	National Oilwell Varco, Inc.	6,393,044	0.3
55,588 @	Newfield Exploration Co.	2,007,839	0.1
82,578 @	Noble Corp. PLC	1,270,875	0.1
132,504	Noble Energy, Inc.	5,655,271	0.3
33,722	Oceaneering International, Inc.	1,571,108	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
71,263	Oneok, Inc.	$2,813,463	0.1
50,124	Patterson-UTI Energy, Inc.	943,083	0.0
29,367	PBF Energy, Inc.	834,610	0.0
50,975	Pioneer Natural Resources Co.	7,069,723	0.3
60,284	QEP Resources, Inc.	1,115,857	0.1
57,705	Range Resources Corp.	2,849,473	0.1
24,928 @	Rice Energy, Inc.	519,250	0.0
42,554	Rowan Companies PLC	898,315	0.0
19,690	RPC, Inc.	272,313	0.0
23,019	SM Energy Co.	1,061,636	0.0
20,181 @,L	Solar City	1,080,693	0.1
131,289 @	Southwestern Energy Co.	2,984,199	0.1
51,330	Superior Energy Services	1,079,983	0.0
19,124	Targa Resources Corp.	1,706,243	0.1
15,949	Teekay Corp.	682,936	0.0
42,971	Tesoro Corp.	3,627,182	0.2
264,568 @	Weatherford International PLC	3,246,249	0.1
69,705 @	Whiting Petroleum Corp.	2,342,088	0.1
24,655	World Fuel Services Corp.	1,182,207	0.1
69,977 @	WPX Energy, Inc.	859,318	0.0
		122,896,129	5.5
	Financials: 21.0%
18,684 @	Affiliated Managers Group, Inc.	4,084,322	0.2
24,594	Alexandria Real Estate Equities, Inc.	2,150,991	0.1
5,463 @	Alleghany Corp.	2,560,836	0.1
32,570	Allied World Assurance Co. Holdings Ltd.	1,407,675	0.1
164,362 @	Ally Financial, Inc.	3,686,640	0.2
38,328	American Campus Communities, Inc.	1,444,582	0.1
120,399	American Capital Agency Corp.	2,211,730	0.1
23,534	American Financial Group, Inc.	1,530,651	0.1
56,540	American Homes 4 Rent	906,902	0.0
2,473	American National Insurance	253,037	0.0
309,131	American Realty Capital Properties, Inc.	2,513,235	0.1
61,928	Ameriprise Financial, Inc.	7,736,665	0.3
13,114	Amtrust Financial Services, Inc.	859,098	0.0
323,481	Annaly Capital Management, Inc.	2,972,790	0.1
96,219 @	Aon PLC	9,591,110	0.4

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
53,338	Apartment Investment & Management Co.	$1,969,772	0.1
63,496	Apple Hospitality REIT, Inc.	1,198,170	0.1
42,340 @	Arch Capital Group Ltd.	2,835,086	0.1
57,348	Arthur J. Gallagher & Co.	2,712,560	0.1
12,098	Artisan Partners Asset Management, Inc.	562,073	0.0
21,035 @	Aspen Insurance Holdings Ltd.	1,007,576	0.0
52,045	Associated Banc-Corp.	1,054,952	0.0
23,201	Assurant, Inc.	1,554,467	0.1
51,486 @	Assured Guaranty Ltd.	1,235,149	0.1
45,132	AvalonBay Communities, Inc.	7,215,253	0.3
34,454 @	Axis Capital Holdings Ltd.	1,838,810	0.1
14,884	Bank of Hawaii Corp.	992,465	0.0
35,319	BankUnited, Inc.	1,269,012	0.1
69,491	BioMed Realty Trust, Inc.	1,343,956	0.1
9,640	BOK Financial Corp.	670,751	0.0
52,376	Boston Properties, Inc.	6,339,591	0.3
61,443	Brandywine Realty Trust	815,963	0.0
59,068	Brixmor Property Group, Inc.	1,366,243	0.1
39,558	Brown & Brown, Inc.	1,299,876	0.1
29,649	Camden Property Trust	2,202,328	0.1
57,004	CBL & Associates Properties, Inc.	923,465	0.0
28,488	CBOE Holdings, Inc.	1,630,083	0.1
97,658 @	CBRE Group, Inc.	3,613,346	0.2
70,089	Chimera Investment Corp.	960,920	0.0
56,133	Cincinnati Financial Corp.	2,816,754	0.1
59,406	CIT Group, Inc.	2,761,785	0.1
106,447	Citizens Financial Group, Inc.	2,907,068	0.1
16,411	City National Corp.	1,483,390	0.1
9,193	CNA Financial Corp.	351,265	0.0
42,693	Columbia Property Trust, Inc.	1,048,113	0.0
60,793	Comerica, Inc.	3,119,897	0.1
28,097	Commerce Bancshares, Inc.	1,314,097	0.1
41,223	Communications Sales & Leasing, Inc.	1,019,033	0.0
32,311	Corporate Office Properties Trust SBI MD	760,601	0.0
39,965	Corrections Corp. of America	1,322,042	0.1
2,901 @	Credit Acceptance Corp.	714,168	0.0
113,942	Crown Castle International Corp.	9,149,543	0.4
18,496	Cullen/Frost Bankers, Inc.	1,453,416	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
103,359	DDR Corp.	$1,597,930	0.1
46,356	Digital Realty Trust, Inc.	3,091,018	0.1
49,766	Douglas Emmett, Inc.	1,340,696	0.1
117,840	Duke Realty Corp.	2,188,289	0.1
98,978 @	E*Trade Financial Corp.	2,964,391	0.1
49,116	East-West Bancorp., Inc.	2,201,379	0.1
40,243	Eaton Vance Corp.	1,574,709	0.1
37,972	Empire State Realty Trust, Inc.	647,802	0.0
15,414 @	Endurance Specialty Holdings Ltd.	1,012,700	0.0
19,437	Equinix, Inc.	4,936,998	0.2
44,263 @	Equity Commonwealth	1,136,231	0.1
28,745	Equity Lifestyle Properties, Inc.	1,511,412	0.1
8,296	Erie Indemnity Co.	680,853	0.0
22,315	Essex Property Trust, Inc.	4,741,937	0.2
15,172 @	Everest Re Group Ltd.	2,761,456	0.1
39,765	Extra Space Storage, Inc.	2,593,473	0.1
23,452	Federal Realty Investment Trust	3,003,967	0.1
31,985	Federated Investors, Inc.	1,071,178	0.0
276,558	Fifth Third Bancorp	5,757,938	0.3
79,655	First Horizon National Corp.	1,248,194	0.1
121,239	First Niagara Financial Group, Inc.	1,144,496	0.1
48,552	First Republic Bank	3,060,233	0.1
95,735	FNF Group	3,541,238	0.2
74,577 @	Forest City Enterprises, Inc.	1,648,152	0.1
30,111	Gaming and Leisure Properties, Inc.	1,103,869	0.0
197,004	General Growth Properties, Inc.	5,055,123	0.2
169,916 @	Genworth Financial, Inc.	1,286,264	0.1
15,093	Hanover Insurance Group, Inc.	1,117,335	0.0
143,340	Hartford Financial Services Group, Inc.	5,958,644	0.3
32,667	HCC Insurance Holdings, Inc.	2,510,132	0.1
157,584	HCP, Inc.	5,747,088	0.3
119,686	Health Care REIT, Inc.	7,854,992	0.4
42,741	Healthcare Trust of America, Inc.	1,023,647	0.0
19,761	Home Properties, Inc.	1,443,541	0.1
51,178	Hospitality Properties Trust	1,474,950	0.1
258,701	Host Hotels & Resorts, Inc.	5,130,041	0.2
13,553 @	Howard Hughes Corp.	1,945,398	0.1
180,834	Hudson City Bancorp., Inc.	1,786,640	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
276,013	Huntington Bancshares, Inc.	$3,121,707	0.1
19,663	Interactive Brokers Group, Inc.	817,194	0.0
38,002	Intercontinental Exchange, Inc.	8,497,627	0.4
147,028	Invesco Ltd.	5,512,080	0.2
71,851	Iron Mountain, Inc.	2,227,381	0.1
15,319	Jones Lang LaSalle, Inc.	2,619,549	0.1
289,538	Keycorp	4,348,861	0.2
30,062	Kilroy Realty Corp.	2,018,663	0.1
140,938	Kimco Realty Corp.	3,176,743	0.1
27,639	Lamar Advertising Co.	1,588,690	0.1
43,017 @	Lazard Ltd.	2,419,276	0.1
33,359	Legg Mason, Inc.	1,718,989	0.1
112,143	Leucadia National Corp.	2,722,832	0.1
51,002	Liberty Property Trust	1,643,284	0.1
86,376	Lincoln National Corp.	5,115,187	0.2
106,309	Loews Corp.	4,093,960	0.2
28,164 L	LPL Financial Holdings, Inc.	1,309,344	0.1
45,394	M&T Bank Corp.	5,671,072	0.3
54,033	Macerich Co.	4,030,862	0.2
4,762 @	Markel Corp.	3,812,838	0.2
9,233	Mercury General Corp.	513,816	0.0
126,349	MFA Mortgage Investments, Inc.	933,719	0.0
25,735	Mid-America Apartment Communities, Inc.	1,873,765	0.1
60,603	Moody’s Corp.	6,542,700	0.3
38,381	MSCI, Inc. - Class A	2,362,351	0.1
39,510	Nasdaq Stock Market, Inc.	1,928,483	0.1
45,782	National Retail Properties, Inc.	1,602,828	0.1
132,774	Navient Corp.	2,417,815	0.1
151,644	New York Community Bancorp., Inc.	2,787,217	0.1
79,669	Northern Trust Corp.	6,091,492	0.3
66,128	NorthStar Asset Management Group, Inc./New York	1,222,707	0.1
118,401	NorthStar Realty Finance Corp.	1,882,576	0.1
89,196	Old Republic International Corp.	1,394,133	0.1
62,383	Omega Healthcare Investors, Inc.	2,141,608	0.1
46,929	Outfront Media, Inc.	1,184,488	0.1
34,779	PacWest Bancorp	1,626,266	0.1
60,986	Paramount Group, Inc.	1,046,520	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
16,290	PartnerRe Ltd.	$2,093,265	0.1
105,581	People’s United Financial, Inc.	1,711,468	0.1
52,747	Piedmont Office Realty Trust, Inc.	927,820	0.0
59,941	Plum Creek Timber Co., Inc.	2,431,806	0.1
35,320 @	Popular, Inc.	1,019,335	0.0
18,618	Post Properties, Inc.	1,012,261	0.0
100,496	Principal Financial Group, Inc.	5,154,440	0.2
18,764	ProAssurance Corp.	867,084	0.0
200,286	Progressive Corp.	5,573,959	0.3
178,910	ProLogis, Inc.	6,637,561	0.3
43,607	Raymond James Financial, Inc.	2,598,105	0.1
43,294	Rayonier, Inc.	1,106,162	0.0
50,004 @	Realogy Holdings Corp.	2,336,187	0.1
79,374	Realty Income Corp.	3,523,412	0.2
32,213	Regency Centers Corp.	1,899,923	0.1
457,511	Regions Financial Corp.	4,739,814	0.2
22,605	Reinsurance Group of America, Inc.	2,144,536	0.1
15,722 @	RenaissanceRe Holdings Ltd.	1,595,940	0.1
80,975	Retail Properties of America, Inc.	1,127,982	0.1
30,337 @	Santander Consumer USA Holdings, Inc.	775,717	0.0
47,561	SEI Investments Co.	2,331,916	0.1
80,249	Senior Housing Properties Trust	1,408,370	0.1
17,300 @	Signature Bank	2,532,547	0.1
33,995	SL Green Realty Corp.	3,735,711	0.2
145,376 @	SLM Corp.	1,434,861	0.1
150,740	Spirit Realty Capital, Inc.	1,457,656	0.1
17,783 @	Springleaf Holdings, Inc.	816,418	0.0
14,406	Stancorp Financial Group, Inc.	1,089,238	0.0
81,292	Starwood Property Trust, Inc.	1,753,468	0.1
176,251	SunTrust Bank	7,582,318	0.3
17,487 @	SVB Financial Group	2,517,778	0.1
43,864 @	Synchrony Financial	1,444,442	0.1
45,463	Synovus Financial Corp.	1,401,170	0.1
88,956	T. Rowe Price Group, Inc.	6,914,550	0.3
32,699	Tanger Factory Outlet Centers, Inc.	1,036,558	0.0
21,089	Taubman Centers, Inc.	1,465,685	0.1
57,664	TCF Financial Corp.	957,799	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
91,173	TD Ameritrade Holding Corp.	$3,356,990	0.2
22,561	TFS Financial Corp.	379,476	0.0
43,042	Torchmark Corp.	2,505,905	0.1
125,143	Two Harbors Investment Corp.	1,218,893	0.1
88,431	UDR, Inc.	2,832,445	0.1
49,740	United States Steel Corp.	1,025,639	0.0
85,160	Unum Group	3,044,470	0.1
28,888	Validus Holdings Ltd.	1,270,783	0.1
112,962	Ventas, Inc.	7,013,811	0.3
64,273	Vornado Realty Trust	6,101,436	0.3
78,152 **	Voya Financial, Inc.	3,631,723	0.2
28,765	Waddell & Reed Financial, Inc.	1,360,872	0.1
42,315	Weingarten Realty Investors	1,383,277	0.1
176,771	Weyerhaeuser Co.	5,568,286	0.3
2,045	White Mountains Insurance Group Ltd.	1,339,352	0.1
35,613	WP Carey, Inc.	2,099,030	0.1
63,227	WP GLIMCHER, Inc.	855,461	0.0
33,210	WR Berkley Corp.	1,724,595	0.1
104,705 @	XL Group PLC	3,895,026	0.2
69,346	Zions Bancorp.	2,200,695	0.1
		465,621,687	21.0
	Health Care: 10.5%
17,649 @	Acadia Healthcare Co., Inc.	1,382,446	0.1
113,668	Agilent Technologies, Inc.	4,385,311	0.2
8,828 @	Agios Pharmaceuticals, Inc.	981,144	0.0
26,744 @	Akorn, Inc.	1,167,643	0.1
29,051 @	Alere, Inc.	1,532,440	0.1
27,576 @	Align Technology, Inc.	1,729,291	0.1
50,758 @	Alkermes PLC	3,265,770	0.1
61,816 @	Allscripts Healthcare Solutions, Inc.	845,643	0.0
25,323 @	Alnylam Pharmaceuticals, Inc.	3,035,468	0.1
74,990	AmerisourceBergen Corp.	7,974,437	0.4
13,163 @,L	Athenahealth, Inc.	1,508,217	0.1
54,739 @	BioMarin Pharmaceutical, Inc.	7,487,200	0.3
7,050 @	Bio-Rad Laboratories, Inc.	1,061,800	0.1
12,692	Bio-Techne Corp.	1,249,781	0.1
11,212 @	Bluebird Bio, Inc.	1,887,764	0.1
457,757 @	Boston Scientific Corp.	8,102,299	0.4
62,842 @	Brookdale Senior Living, Inc.	2,180,617	0.1
37,897 @	Bruker BioSciences Corp.	773,478	0.0
71,000 @	Catamaran Corp.	4,336,680	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
40,610	Centene Corp.	$3,265,044	0.1
102,296 @	Cerner Corp.	7,064,562	0.3
16,159 @	Charles River Laboratories International, Inc.	1,136,624	0.1
40,287 @	Community Health Systems, Inc.	2,536,872	0.1
16,488	Cooper Cos., Inc.	2,934,369	0.1
25,350	CR Bard, Inc.	4,327,245	0.2
60,234 @	DaVita, Inc.	4,786,796	0.2
47,715	Dentsply International, Inc.	2,459,708	0.1
27,086 @	DexCom, Inc.	2,166,338	0.1
36,725 @	Edwards Lifesciences Corp.	5,230,742	0.2
61,031 @	Endo International PLC	4,861,119	0.2
63,352 @	Envision Healthcare Holdings, Inc.	2,501,137	0.1
26,349 @	Health Net, Inc.	1,689,498	0.1
28,553 @	Henry Schein, Inc.	4,057,952	0.2
19,330	Hill-Rom Holdings, Inc.	1,050,199	0.0
83,939 @	Hologic, Inc.	3,194,718	0.1
58,974 @	Hospira, Inc.	5,231,584	0.2
31,961	Idexx Laboratories, Inc.	2,049,979	0.1
45,660 @	IMS Health Holdings, Inc.	1,399,479	0.1
53,401 @	Incyte Corp., Ltd.	5,564,918	0.3
8,647 @	Inovalon Holdings, Inc.	241,251	0.0
5,445 @	Intercept Pharmaceuticals, Inc.	1,314,314	0.1
15,799	Intrexon Corp.	770,991	0.0
12,581 @	Intuitive Surgical, Inc.	6,095,494	0.3
40,876 @	Isis Pharmaceuticals, Inc.	2,352,414	0.1
20,847 @	Jazz Pharmaceuticals PLC	3,670,531	0.2
4,076 @,L	Juno Therapeutics, Inc.	217,373	0.0
34,283 @	Laboratory Corp. of America Holdings	4,155,785	0.2
15,138 @	LifePoint Hospitals, Inc.	1,316,249	0.1
39,943 @	Mallinckrodt PLC - W/I	4,702,090	0.2
26,869 @	Medivation, Inc.	3,068,440	0.1
31,933 @	Mednax, Inc.	2,366,555	0.1
9,550 @	Mettler Toledo International, Inc.	3,260,943	0.1
33,083	Omnicare, Inc.	3,118,073	0.1
80,137 @	Opko Health, Inc.	1,288,603	0.1
29,403	Patterson Cos., Inc.	1,430,456	0.1
38,643	PerkinElmer, Inc.	2,034,168	0.1
49,934 @	Perrigo Co. PLC	9,229,301	0.4
12,843 @	Premier, Inc.	493,942	0.0
8,534 @	Puma Biotechnology, Inc.	996,345	0.0
79,221 @	Qiagen NV	1,963,889	0.1
49,042	Quest Diagnostics, Inc.	3,556,526	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
27,019 @	Quintiles Transnational Holdings, Inc.	$1,961,850	0.1
10,772 @	Receptos, Inc.	2,047,219	0.1
48,105	Resmed, Inc.	2,711,679	0.1
32,395 @	Seattle Genetics, Inc.	1,567,918	0.1
18,965 @	Sirona Dental Systems, Inc.	1,904,465	0.1
95,990	St. Jude Medical, Inc.	7,013,989	0.3
14,186	Teleflex, Inc.	1,921,494	0.1
33,878 @	Tenet Healthcare Corp.	1,960,859	0.1
15,776 @	United Therapeutics Corp.	2,744,235	0.1
31,344	Universal Health Services, Inc.	4,453,982	0.2
34,061 @	Varian Medical Systems, Inc.	2,872,364	0.1
28,062 @	VCA, Inc.	1,526,713	0.1
24,274 @	Veeva Systems, Inc.	680,400	0.0
10,008 @	VWR Corp.	267,514	0.0
28,233 @	Waters Corp.	3,624,553	0.2
58,165	Zimmer Biomet Holdings, Inc.	6,353,363	0.3
170,695	Zoetis, Inc.	8,230,913	0.4
		231,883,555	10.5
	Industrials: 12.7%
14,825	Acuity Brands, Inc.	2,668,204	0.1
58,477 L	ADT Corp.	1,963,073	0.1
51,340 @	Aecom Technology Corp.	1,698,327	0.1
25,878	AGCO Corp.	1,469,353	0.1
35,016	Air Lease Corp.	1,187,042	0.1
44,258	Alaska Air Group, Inc.	2,851,543	0.1
32,682 @	Allegion Public Ltd.	1,965,495	0.1
61,355	Allison Transmission Holdings, Inc.	1,795,247	0.1
2,490	Amerco, Inc.	814,006	0.0
82,460	Ametek, Inc.	4,517,159	0.2
25,357	AO Smith Corp.	1,825,197	0.1
13,378 @	Armstrong World Industries, Inc.	712,780	0.0
36,145 @	Avis Budget Group, Inc.	1,593,272	0.1
36,517	Babcock & Wilcox Co.	1,197,758	0.1
36,231	BE Aerospace, Inc.	1,989,082	0.1
22,210	Carlisle Cos., Inc.	2,223,665	0.1
49,771	CH Robinson Worldwide, Inc.	3,105,213	0.1
33,448 @,L	Chicago Bridge & Iron Co. NV	1,673,738	0.1
32,581	Cintas Corp.	2,756,027	0.1
20,014 @	Clean Harbors, Inc.	1,075,552	0.0
34,286 @,L	Colfax Corp.	1,582,299	0.1
11,231 @,L	Copa Holdings S.A.	927,568	0.0
43,184 @	Copart, Inc.	1,532,168	0.1
11,065 @	CoStar Group, Inc.	2,226,942	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
39,119	Covanta Holding Corp.	$828,932	0.0
16,422	Crane Co.	964,464	0.0
46,615	Donaldson Co., Inc.	1,668,817	0.1
54,762	Dover Corp.	3,843,197	0.2
12,300	Dun & Bradstreet Corp.	1,500,600	0.1
40,618	Equifax, Inc.	3,943,602	0.2
65,283	Expeditors International Washington, Inc.	3,009,873	0.1
100,357	Fastenal Co.	4,233,058	0.2
45,908	Flowserve Corp.	2,417,515	0.1
50,057	Fluor Corp.	2,653,522	0.1
54,426	Fortune Brands Home & Security, Inc.	2,493,799	0.1
14,999	GATX Corp.	797,197	0.0
18,109 @	Genesee & Wyoming, Inc.	1,379,544	0.1
20,043	Graco, Inc.	1,423,654	0.1
58,210 @	HD Supply Holdings, Inc	2,047,828	0.1
138,538 @	Hertz Global Holdings, Inc.	2,510,309	0.1
32,897	Hexcel Corp.	1,636,297	0.1
19,747	Hubbell, Inc.	2,138,205	0.1
16,614	Huntington Ingalls Industries, Inc.	1,870,570	0.1
26,601	IDEX Corp.	2,090,307	0.1
23,485 @	IHS, Inc.	3,020,876	0.1
90,386 @	Ingersoll-Rand PLC - Class A	6,093,824	0.3
30,440	ITT Corp.	1,273,610	0.1
42,862 @	Jacobs Engineering Group, Inc.	1,741,054	0.1
31,400	JB Hunt Transport Services, Inc.	2,577,626	0.1
106,987 @	JetBlue Airways Corp.	2,221,050	0.1
33,224	Joy Global, Inc.	1,202,709	0.1
37,743	Kansas City Southern	3,442,162	0.2
48,411	KAR Auction Services, Inc.	1,810,571	0.1
49,275	KBR, Inc.	959,877	0.0
27,070	Kennametal, Inc.	923,628	0.0
19,058 @	Kirby Corp.	1,460,986	0.1
28,121	L-3 Communications Holdings, Inc.	3,188,359	0.1
15,155	Landstar System, Inc.	1,013,415	0.0
13,810	Lennox International, Inc.	1,487,199	0.1
25,801	Lincoln Electric Holdings, Inc.	1,571,023	0.1
23,594	Macquarie Infrastructure Co. LLC	1,949,572	0.1
46,492 L	Manitowoc Co., Inc.	911,243	0.0
26,712	Manpower, Inc.	2,387,519	0.1
118,997	Masco Corp.	3,173,650	0.1
19,580 @	Middleby Corp.	2,197,463	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
16,241	MSC Industrial Direct Co.	$1,133,135	0.1
125,629	Nielsen Holdings NV	5,624,410	0.3
20,782	Nordson Corp.	1,618,710	0.1
36,539 @,L	NOW, Inc./DE	727,491	0.0
23,814 @	Old Dominion Freight Line	1,633,759	0.1
20,674	Orbital ATK, Inc.	1,516,645	0.1
26,692	Oshkosh Corp.	1,131,207	0.1
40,311	Owens Corning, Inc.	1,662,829	0.1
121,122	Paccar, Inc.	7,728,795	0.3
36,479	Pall Corp.	4,539,812	0.2
47,353	Parker Hannifin Corp.	5,508,574	0.2
61,324 @	Pentair PLC	4,216,025	0.2
68,815	Pitney Bowes, Inc.	1,432,040	0.1
69,795 @	Quanta Services, Inc.	2,011,492	0.1
15,284	Regal-Beloit Corp.	1,109,466	0.1
82,776	Republic Services, Inc.	3,242,336	0.1
46,101	Robert Half International, Inc.	2,558,606	0.1
45,939	Rockwell Automation, Inc.	5,725,837	0.3
45,149	Rockwell Collins, Inc.	4,169,510	0.2
32,406	Rollins, Inc.	924,543	0.0
34,322	Roper Technologies, Inc.	5,919,172	0.3
71,234	RR Donnelley & Sons Co.	1,241,609	0.1
18,201	Ryder System, Inc.	1,590,221	0.1
127,512 @,L	Seadrill LTD	1,318,474	0.1
19,836	Snap-On, Inc.	3,158,883	0.1
228,127	Southwest Airlines Co.	7,548,722	0.3
48,365 @	Spirit Aerosystems Holdings, Inc.	2,665,395	0.1
24,913 @	Spirit Airlines, Inc.	1,547,097	0.1
13,993	SPX Corp.	1,012,953	0.0
52,485	Stanley Black & Decker, Inc.	5,523,521	0.2
29,028 @	Stericycle, Inc.	3,887,139	0.2
35,864	Terex Corp.	833,838	0.0
94,805	Textron, Inc.	4,231,147	0.2
26,501	Timken Co.	969,142	0.0
19,005	Toro Co.	1,288,159	0.1
23,671	Towers Watson & Co.	2,977,812	0.1
18,192 @	TransDigm Group, Inc.	4,087,197	0.2
52,874	Trinity Industries, Inc.	1,397,460	0.1
16,824	Triumph Group, Inc.	1,110,216	0.1
143,711 @	Tyco International Plc	5,529,999	0.2
130,408 @	United Continental Holdings, Inc.	6,912,928	0.3
33,094 @	United Rentals, Inc.	2,899,696	0.1
31,271 @	USG Corp.	869,021	0.0
8,034	Valmont Industries, Inc.	955,002	0.0
57,732 @	Verisk Analytics, Inc.	4,200,580	0.2
18,627 @	WABCO Holdings, Inc.	2,304,532	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
32,992	Wabtec Corp.	$3,109,166	0.1
42,275	Waste Connections, Inc.	1,991,998	0.1
8,885	Watsco, Inc.	1,099,430	0.0
15,103 @	Wesco International, Inc.	1,036,670	0.0
22,849	WW Grainger, Inc.	5,407,216	0.2
61,891	Xylem, Inc.	2,294,299	0.1
		282,543,332	12.7
	Information Technology: 14.2%
38,159 @,L	3D Systems Corp.	744,864	0.0
172,269	Activision Blizzard, Inc.	4,170,632	0.2
60,974 @	Akamai Technologies, Inc.	4,257,205	0.2
21,181 @	Alliance Data Systems Corp.	6,183,581	0.3
102,780	Altera Corp.	5,262,336	0.2
52,774 @	Amdocs Ltd.	2,880,933	0.1
105,469	Amphenol Corp.	6,114,038	0.3
107,058	Analog Devices, Inc.	6,871,518	0.3
30,642 @	Ansys, Inc.	2,795,776	0.1
420,481	Applied Materials, Inc.	8,081,645	0.4
11,498 @,L	Arista Networks, Inc.	939,846	0.0
46,431 @	ARRIS Group, Inc.	1,420,789	0.1
32,678 @	Arrow Electronics, Inc.	1,823,432	0.1
142,574	Atmel Corp.	1,405,067	0.1
77,723 @	Autodesk, Inc.	3,891,979	0.2
46,379	Avnet, Inc.	1,906,641	0.1
7,092 @	Black Knight Financial Services, Inc.	218,930	0.0
34,763	Booz Allen Hamilton Holding Corp.	877,418	0.0
40,933	Broadridge Financial Solutions, Inc. ADR	2,047,059	0.1
142,709	Brocade Communications Systems, Inc.	1,695,383	0.1
107,790	CA, Inc.	3,157,169	0.1
99,901 @	Cadence Design Systems, Inc.	1,964,054	0.1
54,712	CDK Global, Inc.	2,953,354	0.1
44,999	CDW Corp./DE	1,542,566	0.1
54,712 @	Citrix Systems, Inc.	3,838,594	0.2
29,730	Cognex Corp.	1,430,013	0.1
35,918 @	CommScope Holding Co., Inc.	1,095,858	0.0
47,390	Computer Sciences Corp.	3,110,680	0.1
30,774 @	CoreLogic, Inc.	1,221,420	0.1
37,280 @,L	Cree, Inc.	970,398	0.0
113,362	Cypress Semiconductor Corp.	1,333,137	0.1
17,013	Dolby Laboratories, Inc.	675,076	0.0
12,530	DST Systems, Inc.	1,578,529	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
15,051 @	EchoStar Corp.	$732,683	0.0
107,416 @	Electronic Arts, Inc.	7,143,164	0.3
24,560 @	F5 Networks, Inc.	2,955,796	0.1
14,257	Factset Research Systems, Inc.	2,316,905	0.1
96,779	Fidelity National Information Services, Inc.	5,980,942	0.3
47,094 @	FireEye, Inc.	2,303,367	0.1
25,800 @	First Solar, Inc.	1,212,084	0.1
80,841 @	Fiserv, Inc.	6,696,060	0.3
31,340 @	FleetCor Technologies, Inc.	4,890,920	0.2
47,854	Flir Systems, Inc.	1,474,860	0.1
48,732 @	Fortinet, Inc.	2,014,093	0.1
37,940 @	Freescale Semiconductor Holdings Ltd.	1,516,462	0.1
28,342 @	Gartner, Inc.	2,431,177	0.1
54,277 @	Genpact Ltd.	1,157,728	0.1
22,699	Global Payments, Inc.	2,348,211	0.1
8,040 @	GoDaddy, Inc.	226,648	0.0
42,203	Harris Corp.	3,245,833	0.1
25,089	IAC/InterActiveCorp	1,998,590	0.1
35,737 @	Informatica Corp.	1,732,172	0.1
53,388 @	Ingram Micro, Inc.	1,336,302	0.1
94,114	Intuit, Inc.	9,483,868	0.4
11,802 @,L	IPG Photonics Corp.	1,005,235	0.0
66,103	Jabil Circuit, Inc.	1,407,333	0.1
27,915	Jack Henry & Associates, Inc.	1,806,100	0.1
79,900 @	JDS Uniphase Corp.	925,242	0.0
134,812	Juniper Networks, Inc.	3,501,068	0.2
57,715 @	Keysight Technologies, Inc.	1,800,131	0.1
27,499 @	King Digital Entertainment Plc	391,861	0.0
54,578	KLA-Tencor Corp.	3,067,829	0.1
54,040	Lam Research Corp.	4,396,154	0.2
22,770 @	Leidos Holdings, Inc.	919,225	0.0
22,851 @,L	LendingClub Corp.	337,052	0.0
20,949	Lexmark International, Inc.	925,946	0.0
81,775	Linear Technology Corp.	3,616,908	0.2
37,357 @	LinkedIn Corp.	7,719,077	0.3
154,729 @	Marvell Technology Group Ltd.	2,040,102	0.1
96,966	Maxim Integrated Products	3,352,599	0.1
69,082	Microchip Technology, Inc.	3,276,214	0.1
71,998	Motorola Solutions, Inc.	4,128,365	0.2
38,373	National Instruments Corp.	1,130,469	0.0
57,889 @	NCR Corp.	1,742,459	0.1
106,449	NetApp, Inc.	3,359,530	0.1
13,645 @	NetSuite, Inc.	1,251,929	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
86,370 @	Nuance Communications, Inc.	$1,512,339	0.1
183,663	Nvidia Corp.	3,693,463	0.2
146,596 @	ON Semiconductor Corp.	1,713,707	0.1
24,777 @	Palo Alto Networks, Inc.	4,328,542	0.2
110,786	Paychex, Inc.	5,193,648	0.2
39,282 @	PTC, Inc.	1,611,348	0.1
51,015 @	Qorvo, Inc.	4,094,974	0.2
42,020 @	Rackspace Hosting, Inc.	1,562,724	0.1
62,599 @	Red Hat, Inc.	4,753,142	0.2
38,830	Sabre Corp.	924,154	0.0
70,983	SanDisk Corp.	4,132,630	0.2
52,497 @	ServiceNow, Inc.	3,901,052	0.2
65,249	Skyworks Solutions, Inc.	6,792,421	0.3
22,765 @	SolarWinds, Inc.	1,050,149	0.0
22,932	Solera Holdings, Inc.	1,021,850	0.0
42,782 @	Splunk, Inc.	2,978,483	0.1
24,386	SS&C Technologies Holdings, Inc.	1,524,125	0.1
92,979 @	SunEdison, Inc.	2,781,002	0.1
18,688 @,L	SunPower Corp.	530,926	0.0
232,369	Symantec Corp.	5,402,579	0.2
52,961 @	Synopsys, Inc.	2,682,475	0.1
16,926 @	Tableau Software, Inc.	1,951,568	0.1
48,456 @	Teradata Corp.	1,792,872	0.1
73,275	Teradyne, Inc.	1,413,475	0.1
56,393	Total System Services, Inc.	2,355,536	0.1
88,556 @	Trimble Navigation Ltd.	2,077,524	0.1
192,960 @	Twitter, Inc.	6,989,011	0.3
9,763 @	Ultimate Software Group, Inc.	1,604,451	0.1
48,935 @	Vantiv, Inc.	1,868,828	0.1
38,822 @	VeriFone Holdings, Inc.	1,318,395	0.1
35,308 @	VeriSign, Inc.	2,179,210	0.1
76,718	Western Digital Corp.	6,016,226	0.3
176,287	Western Union Co.	3,583,915	0.2
13,196 @	WEX, Inc.	1,503,948	0.1
36,231 @	Workday, Inc.	2,767,686	0.1
376,981	Xerox Corp.	4,011,078	0.2
88,308	Xilinx, Inc.	3,899,681	0.2
22,160 @,L	Yelp, Inc.	953,545	0.0
17,665 @	Zebra Technologies Corp.	1,961,698	0.1
15,018 @,L	Zillow Group, Inc.	1,302,661	0.1
262,132 @,L	Zynga, Inc.	749,697	0.0
		316,245,351	14.2
	Materials: 5.9%
23,199	Airgas, Inc.	2,453,990	0.1
38,288	Albemarle Corp.	2,116,178	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
417,338	Alcoa, Inc.	$4,653,319	0.2
37,305	Allegheny Technologies, Inc.	1,126,611	0.0
21,359	Aptargroup, Inc.	1,362,063	0.1
23,065	Ashland, Inc.	2,811,624	0.1
31,078	Avery Dennison Corp.	1,893,893	0.1
34,416 @	Axalta Coating Systems Ltd.	1,138,481	0.1
47,065	Ball Corp.	3,301,610	0.1
33,269	Bemis Co., Inc.	1,497,438	0.1
21,668	Cabot Corp.	808,000	0.0
52,314	Celanese Corp.	3,760,330	0.2
80,344	CF Industries Holdings, Inc.	5,164,512	0.2
11,506	Compass Minerals International, Inc.	945,103	0.0
47,523 @	Crown Holdings, Inc.	2,514,442	0.1
24,361	Cytec Industries, Inc.	1,474,571	0.1
21,735	Domtar Corp.	899,829	0.0
17,150	Eagle Materials, Inc.	1,309,060	0.1
50,757	Eastman Chemical Co.	4,152,938	0.2
45,568	FMC Corp.	2,394,598	0.1
355,117	Freeport-McMoRan, Inc.	6,612,279	0.3
112,313	Graphic Packaging Holding Co.	1,564,520	0.1
69,946	Huntsman Corp.	1,543,708	0.1
27,619	International Flavors & Fragrances, Inc.	3,018,481	0.1
143,716	International Paper Co.	6,839,444	0.3
23,041	Martin Marietta Materials, Inc.	3,260,532	0.1
57,297	MeadWestvaco Corp.	2,703,845	0.1
118,939	Mosaic Co.	5,572,292	0.3
2,903	NewMarket Corp.	1,288,613	0.1
170,654	Newmont Mining Corp.	3,986,477	0.2
108,964	Nucor Corp.	4,802,044	0.2
55,067 @	Owens-Illinois, Inc.	1,263,237	0.1
33,427	Packaging Corp. of America	2,088,853	0.1
41,147 @	Platform Specialty Products Corp.	1,052,540	0.0
25,365	Reliance Steel & Aluminum Co.	1,534,075	0.1
48,502	Rock-Tenn Co.	2,919,820	0.1
22,118	Royal Gold, Inc.	1,362,248	0.1
45,486	RPM International, Inc.	2,227,449	0.1
15,388	Scotts Miracle-Gro Co.	911,124	0.0
71,756	Sealed Air Corp.	3,686,823	0.2
27,647	Sherwin-Williams Co.	7,603,478	0.3
40,855	Sigma-Aldrich Corp.	5,693,144	0.3
13,876	Silgan Holdings, Inc.	732,098	0.0
34,466	Sonoco Products Co.	1,477,213	0.1
82,505	Steel Dynamics, Inc.	1,709,091	0.1
54,713 @	Tahoe Resources, Inc.	663,669	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
27,744	Valspar Corp.	$2,270,014	0.1
45,281	Vulcan Materials Co.	3,800,434	0.2
13,747	Westlake Chemical Corp.	942,907	0.0
24,843 @	WR Grace & Co.	2,491,753	0.1
		131,400,795	5.9
	Telecommunication Services: 1.0%
192,443	CenturyLink, Inc.	5,653,975	0.3
342,582	Frontier Communications Corp.	1,695,781	0.1
98,739 @	Level 3 Communications, Inc.	5,200,583	0.2
44,186 @	SBA Communications Corp.	5,080,065	0.2
253,379 @	Sprint Corp.	1,155,408	0.1
32,104	Telephone & Data Systems, Inc.	943,858	0.0
4,469 @	United States Cellular Corp.	168,347	0.0
49,033 @	Zayo Group Holdings, Inc.	1,261,129	0.1
		21,159,146	1.0
	Utilities: 5.4%
233,015	AES Corp.	3,089,779	0.1
40,938	AGL Resources, Inc.	1,906,073	0.1
38,572	Alliant Energy Corp.	2,226,376	0.1
82,824	Ameren Corp.	3,120,808	0.1
61,429	American Water Works Co., Inc.	2,987,292	0.1
60,465	Aqua America, Inc.	1,480,788	0.1
34,468	Atmos Energy Corp.	1,767,519	0.1
127,126 @	Calpine Corp.	2,286,997	0.1
146,882	Centerpoint Energy, Inc.	2,795,164	0.1
94,470	CMS Energy Corp.	3,007,925	0.1
99,994	Consolidated Edison, Inc.	5,787,653	0.3
61,223	DTE Energy Co.	4,569,685	0.2
111,215	Edison International	6,181,330	0.3
24,965	Energen Corp.	1,705,109	0.1
61,298	Entergy Corp.	4,321,509	0.2
108,451	Eversource Energy	4,924,760	0.2
144,063	FirstEnergy Corp.	4,689,251	0.2
52,703	Great Plains Energy, Inc.	1,273,304	0.1
36,660	Hawaiian Electric Industries	1,089,902	0.0
52,967	ITC Holdings Corp.	1,704,478	0.1
66,522	MDU Resources Group, Inc.	1,299,175	0.1
28,834	National Fuel Gas Co.	1,698,034	0.1
108,342	NiSource, Inc.	4,939,312	0.2
113,847	NRG Energy, Inc.	2,604,819	0.1
68,118	OGE Energy Corp.	1,946,131	0.1
86,403	Pepco Holdings, Inc.	2,327,697	0.1
37,820	Pinnacle West Capital Corp.	2,151,580	0.1
228,119	PPL Corp.	6,722,667	0.3
172,687	Public Service Enterprise Group, Inc.	6,783,145	0.3

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
60,031	Questar Corp.	$1,255,248	0.1
48,797	SCANA Corp.	2,471,568	0.1
84,531	Sempra Energy	8,363,497	0.4
80,216	TECO Energy, Inc.	1,416,615	0.1
17,458	TerraForm Power, Inc.	663,055	0.0
58,902	UGI Corp.	2,029,174	0.1
28,192	Vectren Corp.	1,084,828	0.0
107,795	WEC Energy Group, Inc.	4,847,536	0.2
45,117	Westar Energy, Inc.	1,543,904	0.1
173,030	Xcel Energy, Inc.	5,568,105	0.2
		120,631,792	5.4
	Total Common Stock (Cost $1,243,332,913)	2,185,427,113	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.2%
	Securities Lending Collateralcc: 1.0%
5,086,465	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $5,086,486, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $5,188,194, due 07/15/15-05/20/65)	5,086,465	0.2
3,485,726	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $3,485,743, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $3,555,423, due 11/15/15-03/01/48)	3,485,726	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
5,248,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $5,248,024, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $5,352,960, due 01/15/17-08/15/42)	$5,248,000	0.3
5,086,465	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $5,086,485, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $5,188,196, due 07/31/15-05/20/65)	5,086,465	0.2
2,509,963	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $2,509,977, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $2,561,123, due 01/15/17-01/15/29)	2,509,963	0.1
		21,416,619	1.0

See Accompanying Notes to Financial Statements

Voya Russell™ Mid Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
26,466,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $26,466,000)	26,466,000	1.2
	Total Short-Term Investments (Cost $47,882,619)	47,882,619	2.2
	Total Investments in Securities (Cost $1,291,215,532)	$2,233,309,732	100.6
	Liabilities in Excess of Other Assets	(13,118,215)	(0.6)
	Net Assets	$2,220,191,517	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

**
Investment in affiliate

Cost for federal income tax purposes is $1,299,996,214.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$988,716,823
Gross Unrealized Depreciation	(55,403,305)
Net Unrealized Appreciation	$933,313,518

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.8%
	Consumer Discretionary: 14.1%
11,790 @	2U, Inc.	$379,520	0.0
30,702	Abercrombie & Fitch Co.	660,400	0.1
12,744	AMC Entertainment Holdings, Inc.	390,986	0.0
37,743 @	American Axle & Manufacturing Holdings, Inc.	789,206	0.1
90,669	American Eagle Outfitters	1,561,320	0.2
13,530 @	American Public Education, Inc.	347,992	0.0
7,264 @	America’s Car-Mart, Inc.	358,261	0.0
25,687 @	ANN, Inc.	1,240,425	0.1
40,714 @	Apollo Group, Inc. - Class A	524,396	0.1
9,700	Arctic Cat, Inc.	322,137	0.0
13,876 @	Asbury Automotive Group, Inc.	1,257,443	0.1
61,046 @	Ascena Retail Group, Inc.	1,016,721	0.1
11,607 @	Ascent Capital Group, Inc.	496,083	0.1
24,200 @	Barnes & Noble, Inc.	628,232	0.1
6,267	Bassett Furniture Industries, Inc.	178,045	0.0
21,151 @	Beazer Homes USA, Inc.	421,962	0.0
57,400 @	Belmond Ltd	716,926	0.1
22,774	Big Lots, Inc.	1,024,602	0.1
1,045	Biglari Holdings, Inc.	432,369	0.0
11,788 @	BJ’s Restaurants, Inc.	571,129	0.1
19,174 @	Black Diamond, Inc.	177,168	0.0
51,649	Bloomin Brands, Inc.	1,102,706	0.1
8,580 @	Blue Nile, Inc.	260,746	0.0
14,824	Bob Evans Farms, Inc.	756,765	0.1
5,049 @	Boot Barn Holdings, Inc.	161,568	0.0
42,154 @	Boyd Gaming Corp.	630,202	0.1
14,851 @	Bright Horizons Family Solutions, Inc.	858,388	0.1
14,753 L	Buckle, Inc.	675,245	0.1
9,820 @	Buffalo Wild Wings, Inc.	1,538,696	0.2
35,788 @	Burlington Stores, Inc.	1,832,346	0.2
18,368 @,L	Caesars Acquisition Co.	126,372	0.0
29,511 @,L	Caesars Entertainment Co.	180,607	0.0
25,239	Caleres, Inc.	802,095	0.1
44,250	Callaway Golf Co.	395,595	0.0
8,267	Capella Education Co.	443,690	0.1
48,265 @	Career Education Corp.	159,275	0.0
14,596 @	Carmike Cinemas, Inc.	387,378	0.0
16,580 @	Carrols Restaurant Group, Inc.	172,432	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
17,351	Cato Corp.	$672,525	0.1
6,803 @	Cavco Industries, Inc.	513,218	0.1
60,036 @,L	Central European Media Enterprises Ltd.	130,878	0.0
26,316	Cheesecake Factory	1,435,143	0.2
58,437	Chico’s FAS, Inc.	971,807	0.1
11,779	Childrens Place Retail Stores, Inc.	770,464	0.1
31,483 @	Christopher & Banks Corp.	126,247	0.0
6,176	Churchill Downs, Inc.	772,309	0.1
9,923 @	Chuy’s Holdings, Inc.	265,837	0.0
13,569 @	Citi Trends, Inc.	328,370	0.0
16,246	ClubCorp Holdings, Inc.	387,955	0.0
15,220	Columbia Sportswear Co.	920,201	0.1
14,261 @,L	Conn’s, Inc.	566,162	0.1
8,777 @,L	Container Store Group, Inc.	148,068	0.0
31,627	Cooper Tire & Rubber Co.	1,069,941	0.1
7,712 @	Cooper-Standard Holding, Inc.	474,057	0.1
14,207	Core-Mark Holding Co., Inc.	841,765	0.1
30,708 @	Coupons.com, Inc.	331,339	0.0
10,007 L	Cracker Barrel Old Country Store	1,492,644	0.2
45,942 @	CROCS, Inc.	675,807	0.1
8,490	CSS Industries, Inc.	256,823	0.0
58,324 @	Cumulus Media, Inc.	118,398	0.0
76,351	Dana Holding Corp.	1,571,304	0.2
8,074 @	Dave & Buster’s Entertainment, Inc.	291,391	0.0
14,987 @	Deckers Outdoor Corp.	1,078,614	0.1
12,933 @	Del Frisco’s Restaurant Group, Inc.	240,942	0.0
60,971 @	Denny’s Corp.	707,873	0.1
25,700	DeVry, Inc.	770,486	0.1
17,943 @	Diamond Resorts International, Inc.	566,102	0.1
10,077	DineEquity, Inc.	998,530	0.1
15,828 @,L	Dorman Products, Inc.	754,362	0.1
36,528 @	DreamWorks Animation SKG, Inc.	963,609	0.1
13,310	Drew Industries, Inc.	772,246	0.1
5,570 @	El Pollo Loco Holdings, Inc.	115,355	0.0
15,723 @	Eldorado Resorts, Inc.	122,954	0.0
23,434 @	Entercom Communications Corp.	267,616	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
35,019	Entravision Communications Corp.	$288,206	0.0
12,916 @	Eros International PLC	324,450	0.0
14,140	Ethan Allen Interiors, Inc.	372,448	0.0
38,425 @	EVINE Live, Inc.	103,363	0.0
33,076	EW Scripps Co.	755,787	0.1
47,553 @	Express, Inc.	861,185	0.1
12,449	Federal Mogul Corp.	141,296	0.0
12,900 @	Fiesta Restaurant Group, Inc.	645,000	0.1
29,926	Finish Line, Inc.	832,541	0.1
28,949 @	Five Below, Inc.	1,144,354	0.1
24,628 @	Francesca’s Holdings Corp.	331,739	0.0
17,890	Fred’s, Inc.	345,098	0.0
13,846 @	FTD Cos, Inc.	390,319	0.0
13,712 @	Genesco, Inc.	905,403	0.1
18,447 @	Gentherm, Inc.	1,012,925	0.1
20,820	G-III Apparel Group Ltd.	1,464,687	0.2
26,310 @	Grand Canyon Education, Inc.	1,115,544	0.1
36,936 @	Gray Television, Inc.	579,156	0.1
8,480	Green Brick Partners, Inc.	92,856	0.0
11,862	Group 1 Automotive, Inc.	1,077,425	0.1
25,245	Guess?, Inc.	483,947	0.1
4,210 @	Habit Restaurants, Inc./The	131,731	0.0
27,960	Harte-Hanks, Inc.	166,642	0.0
13,719	Haverty Furniture Cos., Inc.	296,605	0.0
15,197 @	Helen of Troy Ltd.	1,481,556	0.2
16,178 @	Hibbett Sporting Goods, Inc.	753,571	0.1
62,919 @	Houghton Mifflin Harcourt Co.	1,585,559	0.2
87,537 @,L	Hovnanian Enterprises, Inc.	232,848	0.0
18,234	HSN, Inc.	1,279,844	0.1
26,491 @	Iconix Brand Group, Inc.	661,480	0.1
26,611 @	Imax Corp.	1,071,625	0.1
9,381 @	Installed Building Products, Inc.	229,647	0.0
10,000	International Speedway Corp.	366,700	0.0
26,350	Interval Leisure Group, Inc.	602,098	0.1
14,587 @,L	iRobot Corp.	465,034	0.1
11,313 @	Isle of Capri Casinos, Inc.	205,331	0.0
20,538	Jack in the Box, Inc.	1,810,630	0.2
14,085 @,L	Jamba, Inc.	218,177	0.0
14,754	Journal Media Group, Inc.	122,311	0.0
17,314 @	K12, Inc.	219,022	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
40,434	KB Home	$671,204	0.1
7,741	Kirkland’s, Inc.	215,742	0.0
35,518 @	Krispy Kreme Doughnuts, Inc.	684,077	0.1
36,861 @	La Quinta Holdings, Inc.	842,274	0.1
7,760 @,L	Lands' End, Inc.	192,681	0.0
27,701	La-Z-Boy, Inc.	729,644	0.1
7,805 @	LGI Homes, Inc.	154,383	0.0
16,500	Libbey, Inc.	681,945	0.1
35,583 @	Liberty TripAdvisor Holdings, Inc.	1,146,484	0.1
44,299 @	LifeLock, Inc.	726,504	0.1
10,685	Lifetime Brands, Inc.	157,817	0.0
10,475	Lithia Motors, Inc.	1,185,351	0.1
15,618 @,L	Lumber Liquidators Holdings, Inc.	323,449	0.0
20,841 @	M/I Homes, Inc.	514,147	0.1
9,163 @	Malibu Boats, Inc.	184,085	0.0
16,980	Marcus Corp.	325,676	0.0
16,367 @	MarineMax, Inc.	384,788	0.0
15,433	Marriott Vacations Worldwide Corp.	1,415,978	0.1
8,635 @,L	Mattress Firm Holding Corp.	526,303	0.1
18,053	MDC Holdings, Inc.	541,048	0.1
28,480 @	MDC Partners, Inc.	561,056	0.1
43,810 @	Media General, Inc.	723,741	0.1
24,438	Men’s Wearhouse, Inc.	1,565,743	0.2
19,600	Meredith Corp.	1,022,140	0.1
19,238 @	Meritage Homes Corp.	905,917	0.1
34,800 @	Modine Manufacturing Co.	373,404	0.0
17,112	Monro Muffler Brake, Inc.	1,063,682	0.1
25,302 @	Morgans Hotel Group Co.	170,535	0.0
9,688 @	Motorcar Parts of America, Inc.	291,512	0.0
9,182	Movado Group, Inc.	249,383	0.0
3,246	Nacco Industries, Inc.	197,227	0.0
33,800	National CineMedia, Inc.	539,448	0.1
18,718 @	Nautilus, Inc.	402,624	0.0
19,851	New Media Investment Group, Inc.	355,928	0.0
65,676	New York Times Co.	896,477	0.1
17,082	Nexstar Broadcasting Group, Inc.	956,592	0.1
17,213	Nutri/System, Inc.	428,259	0.0
51,325 @	Orbitz Worldwide, Inc.	586,132	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
10,335 L	Outerwall, Inc.	$786,597	0.1
6,506 @	Overstock.com, Inc.	146,645	0.0
5,833	Oxford Industries, Inc.	510,096	0.1
16,896	Papa John’s International, Inc.	1,277,507	0.1
5,169 @	Party City Holdco, Inc.	104,776	0.0
42,167 @	Penn National Gaming, Inc.	773,764	0.1
31,803 @	PEP Boys-Manny Moe & Jack	390,223	0.0
20,223 @	Performance Sports Group Ltd	364,014	0.0
9,760 @	Perry Ellis International, Inc.	231,995	0.0
52,354	Pier 1 Imports, Inc.	661,231	0.1
33,240 @	Pinnacle Entertainment, Inc.	1,239,187	0.1
23,041	Pool Corp.	1,617,017	0.2
14,193 @	Popeyes Louisiana Kitchen, Inc.	851,438	0.1
12,164 @	Potbelly Corp.	149,009	0.0
7,848 @	Red Robin Gourmet Burgers, Inc.	673,515	0.1
32,445 @	Regis Corp.	511,333	0.1
8,000	Remy International, Inc.	176,880	0.0
27,793	Rent-A-Center, Inc.	787,932	0.1
6,416 @,L	Rentrak Corp.	447,837	0.1
16,669 @	Restoration Hardware Holdings, Inc.	1,627,394	0.2
17,192 @	RetailMeNot, Inc.	306,533	0.0
40,077 @	Ruby Tuesday, Inc.	251,283	0.0
29,088	Ruth’s Hospitality Group, Inc.	468,899	0.1
25,828	Ryland Group, Inc.	1,197,644	0.1
17,420	Scholastic Corp.	768,745	0.1
28,332 @,L	Scientific Games Corp.	440,279	0.0
26,647	SeaWorld Entertainment, Inc.	491,371	0.1
29,169 @	Select Comfort Corp.	877,112	0.1
16,873 @,L	Sequential Brands Group, Inc.	257,988	0.0
25,209 @,L	SFX Entertainment, Inc.	113,188	0.0
21,271 @	Shutterfly, Inc.	1,016,967	0.1
8,725 @,L	Shutterstock, Inc.	511,634	0.1
35,201	Sinclair Broadcast Group, Inc.	982,460	0.1
31,186 @	Smith & Wesson Holding Corp.	517,376	0.1
18,117	Sonic Automotive, Inc.	431,728	0.0
28,796	Sonic Corp.	829,325	0.1
32,616	Sotheby’s	1,475,548	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
11,360	Speedway Motorsports, Inc.	$257,304	0.0
22,026	Stage Stores, Inc.	386,116	0.0
12,596	Standard Motor Products, Inc.	442,372	0.0
64,764 @	Standard-Pacific Corp.	577,047	0.1
18,726	Stein Mart, Inc.	196,061	0.0
9,780 @	Steiner Leisure Ltd.	525,968	0.1
32,978 @	Steven Madden Ltd.	1,410,799	0.1
22,606 @	Stoneridge, Inc.	264,716	0.0
7,613 @	Strayer Education, Inc.	328,120	0.0
10,629	Sturm Ruger & Co., Inc.	610,636	0.1
15,060	Superior Industries International	275,749	0.0
6,278 @	Taylor Morrison Home Corp.	127,820	0.0
30,010 @	Tenneco, Inc.	1,723,774	0.2
34,920	Texas Roadhouse, Inc.	1,307,056	0.1
10,727 @	Tile Shop Holdings, Inc.	152,216	0.0
52,147	Time, Inc.	1,199,902	0.1
10,200 @	Tower International, Inc.	265,710	0.0
47,810 @,L	Travelport Worldwide Ltd.	658,822	0.1
80,062 @	TRI Pointe Homes, Inc.	1,224,949	0.1
11,297	Tribune Publishing Co.	175,555	0.0
27,294 @	Tuesday Morning Corp.	307,467	0.0
25,872 @	Tumi Holdings, Inc.	530,893	0.1
4,315 @	Unifi, Inc.	144,553	0.0
9,723 @	Universal Electronics, Inc.	484,594	0.1
19,660	Vail Resorts, Inc.	2,146,872	0.2
14,700 @	Vera Bradley, Inc.	165,669	0.0
14,688 @	Vitamin Shoppe, Inc.	547,422	0.1
9,318 @	Wayfair, Inc.	350,730	0.0
5,228	Weyco Group, Inc.	155,899	0.0
8,224 @	William Lyon Homes	211,110	0.0
18,231	Winnebago Industries	430,069	0.0
54,384	Wolverine World Wide, Inc.	1,548,856	0.2
18,561 L	World Wrestling Entertainment, Inc.	306,257	0.0
9,138 @	Zoe’s Kitchen, Inc.	374,110	0.0
31,930 @	Zulily, Inc.	416,367	0.0
14,550 @	Zumiez, Inc.	387,467	0.0
		139,417,788	14.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: 3.0%
15,703	Andersons, Inc.	$612,417	0.1
28,490	B&G Foods, Inc.	812,820	0.1
4,813 @	Boston Beer Co., Inc.	1,116,568	0.1
39,477 @	Boulder Brands, Inc.	273,970	0.0
9,570	Calavo Growers, Inc.	496,970	0.1
16,522	Cal-Maine Foods, Inc.	862,448	0.1
20,073	Casey’s General Stores, Inc.	1,921,789	0.2
26,800 @	Central Garden & Pet Co.	305,788	0.0
8,340 @	Chefs’ Warehouse Holdings, Inc.	177,142	0.0
3,823	Coca-Cola Bottling Co. Consolidated	577,541	0.1
85,064 @	Darling International, Inc.	1,247,038	0.1
39,839	Dean Foods Co.	644,197	0.1
15,243 @	Diamond Foods, Inc.	478,325	0.0
17,090 @,L	Elizabeth Arden, Inc.	243,703	0.0
18,718 @	Fresh Del Monte Produce, Inc.	723,638	0.1
21,077 @	Fresh Market, Inc.	677,415	0.1
9,275 @	Freshpet, Inc.	172,515	0.0
36,992 @	HRG Group, Inc.	480,896	0.0
23,557 @,L	IGI Laboratories, Inc.	148,409	0.0
9,733	Ingles Markets, Inc.	464,945	0.0
4,943	Inter Parfums, Inc.	167,716	0.0
9,768	J&J Snack Foods Corp.	1,081,025	0.1
4,248	John B Sanfilippo & Son, Inc.	220,471	0.0
8,782	Lancaster Colony Corp.	797,845	0.1
7,208	MGP Ingredients, Inc.	121,239	0.0
4,746	Natural Health Trends Corp.	196,769	0.0
10,042 @	Omega Protein Corp.	138,077	0.0
27,987 @	Post Holdings, Inc.	1,509,339	0.2
27,125 @	Prestige Brands Holdings, Inc.	1,254,260	0.1
10,487	Pricesmart, Inc.	956,834	0.1
12,619 L	Sanderson Farms, Inc.	948,444	0.1
129 @	Seaboard Corp.	464,271	0.0
7,581 @	Seneca Foods Corp.	210,524	0.0
21,143	Snyders-Lance, Inc.	682,285	0.1
23,834	SpartanNash Co.	775,558	0.1
114,450 @	Supervalu, Inc.	925,901	0.1
11,458 L	Tootsie Roll Industries, Inc.	370,208	0.0
23,236 @	TreeHouse Foods, Inc.	1,882,813	0.2
26,040 @	United Natural Foods, Inc.	1,658,227	0.2
13,036	Universal Corp.	747,224	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
3,800 @	USANA Health Sciences, Inc.	$519,308	0.1
34,011 L	Vector Group Ltd.	797,898	0.1
10,232	WD-40 Co.	891,821	0.1
8,100	Weis Markets, Inc.	341,415	0.0
		30,098,006	3.0
	Energy: 3.7%
63,428 @	Abraxas Petroleum Corp.	187,113	0.0
10,207	Alon USA Energy, Inc.	192,912	0.0
19,800 @,L	Approach Resources, Inc.	135,630	0.0
28,130	Atwood Oceanics, Inc.	743,757	0.1
24,520 @	Basic Energy Services, Inc.	185,126	0.0
29,660 @	Bill Barrett Corp.	254,779	0.0
23,027 @	Bonanza Creek Energy, Inc.	420,243	0.1
18,109	Bristow Group, Inc.	965,210	0.1
28,100 @	C&J Energy Services Ltd.	370,920	0.1
33,371 @	Callon Petroleum Co.	277,647	0.0
11,418	CARBO Ceramics, Inc.	475,331	0.1
23,213 @	Carrizo Oil & Gas, Inc.	1,143,008	0.1
3,188 @	Clayton Williams Energy, Inc.	209,611	0.0
52,247 @,L	Clean Energy Fuels Corp.	293,628	0.0
42,466 @	Cloud Peak Energy, Inc.	197,892	0.0
11,447 @	Contango Oil & Gas Co.	140,455	0.0
28,750	Delek US Holdings, Inc.	1,058,575	0.1
47,408	DHT Holdings, Inc.	368,360	0.1
9,978 @	Dorian L.P.G Ltd.	166,433	0.0
29,828 @	Energy Fuels, Inc./Canada	132,735	0.0
60,281 @,L	Energy XXI Bermuda Ltd.	158,539	0.0
15,075 @	Era Group, Inc.	308,736	0.0
85,783	EXCO Resources, Inc.	101,224	0.0
30,902	Exterran Holdings, Inc.	1,008,950	0.1
30,156 @	FMSA Holdings, Inc.	246,978	0.0
26,693 @	Forum Energy Technologies, Inc.	541,334	0.1
65,066 @,L	Frontline Ltd.	158,761	0.0
25,500 L	GasLog Ltd.	508,725	0.1
40,606 @,L	Gastar Exploration, Inc.	125,472	0.0
7,476 @	Geospace Technologies Corp.	172,322	0.0
20,723	Green Plains Renewable Energy, Inc.	570,919	0.1
16,808 L	Gulfmark Offshore, Inc.	194,973	0.0
191,248 @,L	Halcon Resources Corp.	221,848	0.0
52,885 @	Helix Energy Solutions Group, Inc.	667,938	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
17,861 @	Hornbeck Offshore Services, Inc.	$366,686	0.1
84,580 @	ION Geophysical Corp.	90,501	0.0
17,325 @	Jones Energy, Inc.	156,791	0.0
92,610 @	Key Energy Services, Inc.	166,698	0.0
119,879 @	Magnum Hunter Resources Corp.	224,174	0.0
39,715 @	Matador Resources Co.	992,875	0.1
18,631 @	Matrix Service Co.	340,575	0.1
116,129 @,L	McDermott International, Inc.	620,129	0.1
12,741 @	Natural Gas Services Group, Inc.	290,750	0.0
53,740 @	Newpark Resources	436,906	0.1
51,800 @,L	Nordic American Tankers Ltd.	737,114	0.1
37,232 @,L	Northern Oil And Gas, Inc.	252,061	0.0
67,857 @	Oasis Petroleum, Inc.	1,075,533	0.1
19,887 @	Oil States International, Inc.	740,393	0.1
15,774 @,L	Pacific Ethanol, Inc.	162,788	0.0
12,180	Panhandle Oil and Gas, Inc.	252,004	0.0
7,257	Par Petroleum Corp.	135,851	0.0
81,074 @	Parker Drilling Co.	269,166	0.0
38,963 @	Parsley Energy, Inc.	678,735	0.1
20,451 @	PDC Energy, Inc.	1,096,992	0.1
134,891	Peabody Energy Corp.	295,411	0.0
39,063 @,L	Penn Virginia Corp.	171,096	0.0
8,960 @	PHI, Inc.	268,979	0.0
47,203 @	Pioneer Energy Services Corp.	299,267	0.0
19,816 @	Renewable Energy Group, Inc.	229,073	0.0
191,268 @	Rentech, Inc.	204,657	0.0
4,321 @	Rex Stores Corp.	274,988	0.0
26,730 @,L	Rex Energy Corp.	149,421	0.0
7,227 @	RigNet, Inc.	220,929	0.0
14,779 @,L	Ring Energy, Inc.	165,377	0.0
35,725 @	Rosetta Resources, Inc.	826,676	0.1
24,921 @	RSP Permian, Inc.	700,529	0.1
25,906 @,L	Sanchez Energy Corp.	253,879	0.0
224,421 @	SandRidge Energy, Inc.	196,817	0.0
97,575 @	Scorpio Tankers, Inc.	984,532	0.1
7,992 @	SEACOR Holdings, Inc.	566,952	0.1
23,500	SemGroup Corp. - Class A	1,867,780	0.2
31,796 @	Seventy Seven Energy, Inc.	136,405	0.0
32,213 L	Ship Finance International Ltd.	525,716	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy (continued)
46,323 @,L	Solazyme, Inc.	$145,454	0.0
26,980 @	Stone Energy Corp.	339,678	0.1
48,850 @	Synergy Resources Corp.	558,355	0.1
40,023	Teekay Tankers Ltd.	264,552	0.0
19,500 @	Tesco Corp.	212,550	0.0
50,570 @	Tetra Technologies, Inc.	322,637	0.0
22,371	Tidewater, Inc.	508,493	0.1
22,307 @	TransAtlantic Petroleum Ltd.	113,989	0.0
42,300 @,L	Triangle Petroleum Corp.	212,346	0.0
78,024 @	Ultra Petroleum Corp.	976,860	0.1
19,206 @	Unit Corp.	520,867	0.1
57,060 @	Uranium Energy Corp.	90,725	0.0
27,452 L	US Silica Holdings, Inc.	805,991	0.1
17,040 L	W&T Offshore, Inc.	93,379	0.0
30,482	Western Refining, Inc.	1,329,625	0.1
10,563 @,L	Westmoreland Coal Co.	219,499	0.0
		37,046,290	3.7
	Financials: 23.7%
12,150	1st Source Corp.	414,558	0.0
36,329	Acadia Realty Trust	1,057,537	0.1
27,401 @	Actua Corp.	390,738	0.0
10,318	AG Mortgage Investment Trust, Inc.	178,295	0.0
12,300	Agree Realty Corp.	358,791	0.0
25,603	Alexander & Baldwin, Inc.	1,008,758	0.1
1,450	Alexander’s, Inc.	594,500	0.1
815 @	Altisource Asset Management Corp.	117,596	0.0
8,433 @,L	Altisource Portfolio Solutions SA	259,652	0.0
30,762	Altisource Residential Corp.	518,340	0.1
22,329 @	Ambac Financial Group, Inc.	371,555	0.0
24,200	American Assets Trust, Inc.	948,882	0.1
33,837	American Capital Mortgage Investment Corp.	541,054	0.1
36,920	American Equity Investment Life Holding Co.	996,102	0.1
22,578 @	American Residential Properties, Inc.	417,693	0.0
23,256	Ameris Bancorp.	588,144	0.1
12,892	Amerisafe, Inc.	606,698	0.1
8,572	Ames National Corp.	215,157	0.0
85,784	Anworth Mortgage Asset Corp.	422,915	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
23,000	Apollo Commercial Real Estate Finance, Inc.	$377,890	0.0
20,640	Apollo Residential Mortgage, Inc.	303,202	0.0
17,682 @	Argo Group International Holdings Ltd.	984,887	0.1
19,978	Armada Hoffler Properties, Inc.	199,580	0.0
179,855	ARMOUR Residential REIT, Inc.	505,393	0.1
6,944	Arrow Financial Corp.	187,696	0.0
23,785	Ashford Hospitality Prime, Inc.	357,251	0.0
40,411	Ashford Hospitality Trust, Inc.	341,877	0.0
38,008	Associated Estates Realty Corp.	1,088,169	0.1
63,180	Astoria Financial Corp.	871,252	0.1
9,387	Banc of California, Inc.	129,071	0.0
5,850	Bancfirst Corp.	382,882	0.0
26,950 @	Bancorp, Inc.	250,096	0.0
49,700	Bancorpsouth, Inc.	1,280,272	0.1
38,520	Bank Mutual Corp.	295,448	0.0
40,560	Bank of the Ozarks, Inc.	1,855,620	0.2
17,219	BankFinancial Corp.	202,840	0.0
15,500	Banner Corp.	742,915	0.1
37,274	BBCN Bancorp, Inc.	551,282	0.1
30,852 @	Beneficial Bancorp, Inc.	385,341	0.0
15,227	Berkshire Hills Bancorp., Inc.	433,665	0.0
78,142	BGC Partners, Inc.	683,742	0.1
18,880 @	Banco Latinoamericano de Comercio Exterior SA	607,558	0.1
20,409	BNC Bancorp	394,506	0.0
8,741 @	BofI Holding, Inc.	924,011	0.1
41,879	Boston Private Financial Holdings, Inc.	561,597	0.1
9,833	OceanFirst Financial Corp.	183,385	0.0
56,937	Brookline Bancorp., Inc.	642,819	0.1
11,800	Bryn Mawr Bank Corp.	355,888	0.0
11,689	Calamos Asset Management, Inc.	143,190	0.0
6,340	Camden National Corp.	245,358	0.0
57,930	Campus Crest Communities, Inc.	320,932	0.0
4,255 @	Capital Bank Financial Corp.	123,693	0.0
69,929	Capitol Federal Financial, Inc.	841,945	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
49,591	Capstead Mortgage Corp.	$550,460	0.1
27,417	Cardinal Financial Corp.	597,416	0.1
16,806	CareTrust REIT, Inc.	212,932	0.0
11,494	Cash America International, Inc.	301,028	0.0
44,447	Cathay General Bancorp.	1,442,305	0.1
57,976	Cedar Shopping Centers, Inc.	371,046	0.0
33,707	Centerstate Banks of Florida, Inc.	455,382	0.1
1,673	Central Pacific Financial Corp.	39,734	0.0
123,877	Chambers Street Properties	984,822	0.1
21,376	Chatham Lodging Trust	565,823	0.1
21,835	Chemical Financial Corp.	721,865	0.1
30,531	Chesapeake Lodging Trust	930,585	0.1
7,773	Citizens & Northern Corp.	159,735	0.0
34,285 @,L	Citizens, Inc.	255,766	0.0
11,240	City Holding Co.	553,570	0.1
10,460	CNB Financial Corp.	192,464	0.0
102,150	CNO Financial Group, Inc.	1,874,452	0.2
32,320	CoBiz Financial, Inc.	422,422	0.0
11,518	Cohen & Steers, Inc.	392,533	0.0
48,522	Colony Capital, Inc.	1,099,023	0.1
35,101	Columbia Banking System, Inc.	1,142,187	0.1
21,790	Community Bank System, Inc.	823,008	0.1
12,639	Community Trust Bancorp., Inc.	440,722	0.0
4,001	ConnectOne Bancorp, Inc.	86,142	0.0
4,137	Consolidated-Tomoka Land Co.	238,457	0.0
15,972	Coresite Realty Corp.	725,768	0.1
100,503	Cousins Properties, Inc.	1,043,221	0.1
87,400 @	Cowen Group, Inc.	559,360	0.1
90,982	CubeSmart	2,107,143	0.2
21,010 @	Customers Bancorp, Inc.	564,959	0.1
53,420	CVB Financial Corp.	940,726	0.1
24,154	CyrusOne, Inc.	711,335	0.1
85,128	CYS Investments, Inc.	658,039	0.1
38,044	DCT Industrial Trust, Inc.	1,196,103	0.1
738	Diamond Hill Investment Group, Inc.	147,349	0.0
102,480	DiamondRock Hospitality Co.	1,312,769	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
19,710	Dime Community Bancshares	$333,887	0.0
36,918	DuPont Fabros Technology, Inc.	1,087,235	0.1
35,550	Dynex Capital, Inc.	270,891	0.0
17,710 @	Eagle Bancorp, Inc.	778,532	0.1
20,501	EastGroup Properties, Inc.	1,152,771	0.1
23,018	Education Realty Trust, Inc.	721,844	0.1
13,380 @	eHealth, Inc.	169,792	0.0
22,176	Employers Holdings, Inc.	505,169	0.1
15,293 @,L	Encore Capital Group, Inc.	653,623	0.1
16,283 @	Enova International, Inc.	304,166	0.0
4,049 @	Enstar Group Ltd.	627,393	0.1
18,450	Enterprise Financial Services Corp.	420,106	0.0
17,854 @	Envestnet, Inc.	721,837	0.1
32,248	EPR Properties	1,766,545	0.2
27,026	Equity One, Inc.	630,787	0.1
22,361 @	Essent Group Ltd.	611,573	0.1
44,160	EverBank Financial Corp.	867,744	0.1
16,609	Evercore Partners, Inc.	896,222	0.1
46,893	Excel Trust, Inc.	739,503	0.1
32,960 @	Ezcorp, Inc.	244,893	0.0
9,070	FBL Financial Group, Inc.	523,520	0.1
7,373 @	FCB Financial Holdings, Inc.	234,461	0.0
9,438	Federated National Holding Co.	228,400	0.0
89,123	FelCor Lodging Trust, Inc.	880,535	0.1
28,141 L	Financial Engines, Inc.	1,195,430	0.1
52,163	First American Financial Corp.	1,940,985	0.2
64,390 @	First BanCorp/Puerto Rico	310,360	0.0
18,342	First Bancorp.	305,945	0.0
37,230	First Busey Corp.	244,601	0.0
17,350 @	First Cash Financial Services, Inc.	790,987	0.1
4,579	First Citizens BancShares, Inc.	1,204,460	0.1
50,920	First Commonwealth Financial Corp.	488,323	0.1
6,006	First Defiance Financial Corp.	225,405	0.0
38,080	First Financial Bancorp.	683,155	0.1
39,074	First Financial Bankshares, Inc.	1,353,523	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
9,230	First Financial Corp.	$330,065	0.0
59,110	First Industrial Realty Trust, Inc.	1,107,130	0.1
2,162	First Interstate Bancsystem, Inc.	59,974	0.0
19,220	First Merchants Corp.	474,734	0.1
48,230	First Midwest Bancorp., Inc.	914,923	0.1
8,811 @	First NBC Bank Holding Co.	317,196	0.0
47,808	First Potomac Realty Trust	492,422	0.1
85,532	FirstMerit Corp.	1,781,632	0.2
14,217 @	Flagstar Bancorp, Inc.	262,730	0.0
25,800	Flushing Financial Corp.	542,058	0.1
74,062	FNB Corp.	1,060,568	0.1
33,487	FNFV Group	515,030	0.1
26,370 @	Forestar Real Estate Group, Inc.	347,029	0.0
54,736	Franklin Street Properties Corp.	619,064	0.1
71,376	Fulton Financial Corp.	932,171	0.1
14,907	GAIN Capital Holdings, Inc.	142,511	0.0
4,182	GAMCO Investors, Inc.	287,345	0.0
23,009	Getty Realty Corp.	376,427	0.0
40,982	Glacier Bancorp., Inc.	1,205,690	0.1
16,494	Gladstone Commercial Corp.	273,141	0.0
26,933	Government Properties Income Trust	499,607	0.1
25,687	Gramercy Property Trust, Inc.	600,305	0.1
7,197	Great Southern Bancorp., Inc.	303,282	0.0
11,295	Great Western Bancorp, Inc.	272,322	0.0
19,330 @	Green Dot Corp.	369,590	0.0
15,700	Greenhill & Co., Inc.	648,881	0.1
17,641 @	Greenlight Capital Re Ltd.	514,588	0.1
40,746	Hancock Holding Co.	1,300,205	0.1
22,000	Hanmi Financial Corp.	546,480	0.1
22,649	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	454,112	0.1
41,636	Hatteras Financial Corp.	678,667	0.1
6,455	HCI Group, Inc.	285,376	0.0
50,340	Healthcare Realty Trust, Inc.	1,170,908	0.1
8,120	Heartland Financial USA, Inc.	302,226	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
15,207	Heritage Financial Corp.	$271,749	0.0
11,171 @	Heritage Insurance Holdings, Inc.	256,821	0.0
31,682	Hersha Hospitality Trust	812,326	0.1
22,812	HFF, Inc.	951,945	0.1
43,488	Highwoods Properties, Inc.	1,737,346	0.2
42,584 @	Hilltop Holdings, Inc.	1,025,849	0.1
26,848	Home Bancshares, Inc.	981,563	0.1
12,676 @	HomeStreet, Inc.	289,266	0.0
17,479 @	HomeTrust Bancshares Inc.	292,948	0.0
26,670	Horace Mann Educators Corp.	970,255	0.1
29,366	Hudson Pacific Properties, Inc.	833,113	0.1
13,993	Hudson Valley Holding Corp.	394,743	0.0
17,040	Iberiabank Corp.	1,162,639	0.1
5,714 @	Impac Mortgage Holdings, Inc.	109,366	0.0
19,780	Independent Bank Corp./MI	268,217	0.0
13,110	Independent Bank Corp.	614,728	0.1
7,526	Independent Bank Group, Inc.	322,865	0.0
8,050	Infinity Property & Casualty Corp.	610,512	0.1
12,280	Infrareit Inc.	348,261	0.0
56,772	Inland Real Estate Corp.	534,792	0.1
28,439 @	Insmed Inc.	694,480	0.1
29,762	International Bancshares Corp.	799,705	0.1
13,555 @	Intl. FCStone, Inc.	450,568	0.0
64,163	Invesco Mortgage Capital, Inc.	918,814	0.1
21,340	Investment Technology Group, Inc.	529,232	0.1
171,658	Investors Bancorp, Inc.	2,111,393	0.2
89,225	Investors Real Estate Trust	637,067	0.1
59,919 @	iStar Financial, Inc.	798,121	0.1
64,644	Janus Capital Group, Inc.	1,106,705	0.1
27,019 @	KCG Holdings, Inc.	333,144	0.0
32,410 @	Kearny Financial Corp./MD	361,696	0.0
19,310	Kemper Corp.	744,401	0.1
37,382	Kennedy-Wilson Holdings, Inc.	919,223	0.1
32,998	Kite Realty Group Trust	807,461	0.1
6,913	Ladder Capital Corp.	119,941	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
47,269 @	Ladenburg Thalmann Financial Services, Inc.	$165,442	0.0
11,670	Lakeland Financial Corp.	506,128	0.1
53,300	LaSalle Hotel Properties	1,890,018	0.2
21,924	LegacyTexas Financial Group, Inc.	662,105	0.1
2,727 @	LendingTree, Inc.	214,369	0.0
94,042	Lexington Realty Trust	797,476	0.1
17,999	LTC Properties, Inc.	748,758	0.1
38,507	Mack-Cali Realty Corp.	709,684	0.1
34,256 @	Maiden Holdings Ltd.	540,560	0.1
19,262	MainSource Financial Group, Inc.	422,801	0.0
5,563 @	Marcus & Millichap, Inc.	256,677	0.0
20,053	MarketAxess Holdings, Inc.	1,860,317	0.2
34,500	MB Financial, Inc.	1,188,180	0.1
61,369 @	MBIA, Inc.	368,828	0.0
31,600	Meadowbrook Insurance Group, Inc.	271,760	0.0
110,829	Medical Properties Trust, Inc.	1,452,968	0.2
3,103	Merchants Bancshares, Inc.	102,616	0.0
14,781 @	Meridian Bancorp, Inc.	198,213	0.0
177,290 @	MGIC Investment Corp.	2,017,560	0.2
1,556	Moelis & Co.	44,673	0.0
51,598	Monmouth Real Estate Investment Corp.	501,533	0.1
58,680	Monogram Residential Trust, Inc.	529,294	0.1
18,538 @	Montpelier Re Holdings Ltd.	732,251	0.1
28,242	National Bank Holdings Corp.	588,281	0.1
4,911 L	National Bankshares, Inc.	143,696	0.0
6,388	National General Holdings Corp.	133,062	0.0
17,010	National Health Investors, Inc.	1,059,723	0.1
6,943	National Interstate Corp.	189,683	0.0
82,810	National Penn Bancshares, Inc.	934,097	0.1
1,665	National Western Life Insurance Co.	398,751	0.0
17,877 @	Nationstar Mortgage Holdings, Inc.	300,334	0.0
7,530 @	Navigators Group, Inc.	584,027	0.1
22,730	NBT Bancorp., Inc.	594,844	0.1
12,070	Nelnet, Inc.	522,752	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
105,948	New Residential Investment Corp.	$1,614,648	0.2
19,642	New Senior Investment Group, Inc.	262,614	0.0
71,468	New York Mortgage Trust, Inc.	534,581	0.1
77,596	New York REIT, Inc.	772,080	0.1
30,588	NewBridge Bancorp	273,151	0.0
20,500 @	NewStar Financial, Inc.	225,500	0.0
34,304 @	NMI Holdings, Inc.	275,118	0.0
39,065	Northfield Bancorp, Inc./NJ	587,928	0.1
64,303	Northwest Bancshares, Inc.	824,364	0.1
53,503 @	Ocwen Financial Corp.	545,731	0.1
25,727	OFG Bancorp	274,507	0.0
58,330	Old National Bancorp.	843,452	0.1
29,945 @	Old Second Bancorp, Inc.	197,637	0.0
13,358 @	OM Asset Management Plc	237,639	0.0
11,496	One Liberty Properties, Inc.	244,635	0.0
37,664	Oritani Financial Corp.	604,507	0.1
9,811	Federal Agricultural Mortgage Corp.	285,108	0.0
7,360 L	Park National Corp.	643,043	0.1
28,732	Park Sterling Corp.	206,870	0.0
29,674	Parkway Properties, Inc.	517,515	0.1
33,956	Pebblebrook Hotel Trust	1,456,033	0.2
43,513	Pennsylvania Real Estate Investment Trust	928,567	0.1
12,038 @	PennyMac Financial Services, Inc.	218,129	0.0
36,897	Pennymac Mortgage Investment Trust	643,115	0.1
11,671	Peoples Bancorp., Inc.	272,401	0.0
6,437 L	Peoples Financial Services Corp.	254,970	0.0
29,308 @	PHH Corp.	762,887	0.1
23,975	Physicians Realty Trust	368,256	0.0
22,324 @	Pico Holdings, Inc.	328,609	0.0
22,580	Pinnacle Financial Partners, Inc.	1,227,675	0.1
10,239 @	Piper Jaffray Cos.	446,830	0.0
24,918	Potlatch Corp.	880,104	0.1
26,576 @	PRA Group, Inc.	1,655,951	0.2
26,325	Primerica, Inc.	1,202,789	0.1
33,918	PrivateBancorp, Inc.	1,350,615	0.1
34,920	Prosperity Bancshares, Inc.	2,016,281	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
38,970	Provident Financial Services, Inc.	$740,040	0.1
10,890	PS Business Parks, Inc.	785,714	0.1
7,331	QTS Realty Trust, Inc.	267,215	0.0
100,750	Radian Group, Inc.	1,890,070	0.2
68,826	RAIT Financial Trust	420,527	0.0
32,772	Ramco-Gershenson Properties	534,839	0.1
25,996 @	RCS Capital Corp.	199,129	0.0
48,363	Redwood Trust, Inc.	759,299	0.1
20,115 L	Renasant Corp.	655,749	0.1
103,226	Resource Capital Corp.	399,485	0.0
51,365	Retail Opportunity Investments	802,321	0.1
20,238	Rexford Industrial Realty, Inc.	295,070	0.0
24,018	RLI Corp.	1,234,285	0.1
65,681	RLJ Lodging Trust	1,955,980	0.2
22,240 L	Rouse Properties, Inc.	363,624	0.0
23,665	Ryman Hospitality Properties	1,256,848	0.1
15,760	S&T Bancorp, Inc.	466,338	0.1
29,900	Sabra Healthcare REIT, Inc.	769,626	0.1
18,093 @	Safeguard Scientifics, Inc.	352,090	0.0
9,020	Safety Insurance Group, Inc.	520,544	0.1
18,640	Sandy Spring Bancorp, Inc.	521,547	0.1
597	Saul Centers, Inc.	29,366	0.0
20,516	Select Income REIT	423,450	0.0
33,813	Selective Insurance Group	948,455	0.1
6,196	ServisFirst Bancshares, Inc.	232,784	0.0
25,726	Silver Bay Realty Trust Corp.	419,077	0.0
11,510	Simmons First National Corp.	537,287	0.1
15,503	South State Corp.	1,178,073	0.1
18,649	Southside Bancshares, Inc.	545,110	0.1
16,979	Southwest Bancorp., Inc.	315,979	0.0
17,240	Sovran Self Storage, Inc	1,498,328	0.2
35,628 @	St. Joe Co.	553,303	0.1
31,050	STAG Industrial, Inc.	621,000	0.1
17,195	Starwood Waypoint Residential Trust	408,553	0.0
10,080	State Auto Financial Corp.	241,416	0.0
29,041	State Bank Financial Corp.	630,190	0.1
53,121	Sterling Bancorp/DE	780,879	0.1
14,788	Stewart Information Services Corp.	588,562	0.1
33,915 @	Stifel Financial Corp.	1,958,252	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
10,540	Stock Yards Bancorp, Inc.	$398,307	0.0
17,397	Store Capital Corp.	349,680	0.0
122,220 @	Strategic Hotels & Resorts, Inc.	1,481,306	0.2
51,755	Summit Hotel Properties, Inc.	673,333	0.1
27,117	Sun Communities, Inc.	1,676,644	0.2
102,820	Sunstone Hotel Investors, Inc.	1,543,328	0.2
101,295	Susquehanna Bancshares, Inc.	1,430,285	0.1
36,459	Symetra Financial Corp.	881,214	0.1
13,400	Talmer Bancorp, Inc.	224,450	0.0
8,290 @	Tejon Ranch Co.	213,136	0.0
27,719	Terreno Realty Corp.	546,064	0.1
5,779	Territorial Bancorp, Inc.	140,199	0.0
20,188 @	Texas Capital Bancshares, Inc.	1,256,501	0.1
39,460	The Geo Group, Inc.	1,347,954	0.1
26,791 @	Third Point Reinsurance Ltd.	395,167	0.0
19,726	Tiptree Financial, Inc.	143,014	0.0
11,732	Tompkins Financial Corp.	630,243	0.1
17,056	TowneBank	277,842	0.0
10,390	Trico Bancshares	249,880	0.0
50,250	Trustco Bank Corp.	353,258	0.0
35,725	Trustmark Corp.	892,411	0.1
22,068	UMB Financial Corp.	1,258,317	0.1
18,382	UMH Properties, Inc.	180,144	0.0
98,908	Umpqua Holdings Corp.	1,779,355	0.2
25,009	Union Bankshares Corp.	581,209	0.1
31,141	United Bankshares, Inc.	1,252,802	0.1
26,781	United Community Banks, Inc./GA	558,919	0.1
29,250	United Community Financial Corp.	156,488	0.0
10,894	United Development Funding IV	190,427	0.0
43,102	United Financial Bancorp, Inc.	579,722	0.1
13,810	United Fire Group, Inc.	452,416	0.1
9,137	United Insurance Holdings Corp.	141,989	0.0
10,400	Universal Health Realty Income Trust	483,184	0.1
16,204	Universal Insurance Holdings, Inc.	392,137	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
14,960	Univest Corp. of Pennsylvania	$304,586	0.0
33,950	Urban Edge Properties	705,821	0.1
14,040	Urstadt Biddle Properties, Inc.	262,267	0.0
103,981	Valley National Bancorp.	1,072,044	0.1
4,034	Virtus Investment Partners, Inc.	533,497	0.1
13,197 @	Walker & Dunlop, Inc.	352,888	0.0
21,509 @,L	Walter Investment Management Corp.	491,911	0.1
46,140	Washington Federal, Inc.	1,077,369	0.1
42,240	Washington Real Estate Investment Trust	1,096,128	0.1
11,810	Washington Trust Bancorp, Inc.	466,259	0.1
28,279	Waterstone Financial, Inc.	373,283	0.0
46,823	Webster Financial Corp.	1,851,850	0.2
23,574	WesBanco, Inc.	801,987	0.1
17,786 L	Westamerica Bancorp.	900,861	0.1
44,440 @	Western Alliance Bancorp.	1,500,294	0.2
17,344 L	Western Asset Mortgage Capital Corp.	256,171	0.0
6,296	Westwood Holdings Group, Inc.	375,053	0.0
20,725	Whitestone REIT	269,840	0.0
55,233	Wilshire Bancorp., Inc.	697,593	0.1
20,940	Wintrust Financial Corp.	1,117,777	0.1
59,117 L	WisdomTree Investments, Inc.	1,298,505	0.1
4,978 @,L	World Acceptance Corp.	306,197	0.0
19,140	WSFS Financial Corp.	523,479	0.1
46,323	Xenia Hotels & Resorts, Inc.	1,007,062	0.1
14,358 @	Yadkin Financial Corporation	300,800	0.0
		234,577,668	23.7
	Health Care: 15.4%
3,501 @	AAC Holdings, Inc.	152,504	0.0
12,180	Abaxism, Inc.	627,026	0.1
21,690 @	Abiomed, Inc.	1,425,684	0.2
41,164 @	Acadia Pharmaceuticals, Inc.	1,723,948	0.2
12,226 @,L	Accelerate Diagnostics, Inc.	315,553	0.0
9,998 @	Acceleron Pharma, Inc.	316,337	0.0
48,503 @,L	Accuray, Inc.	326,910	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
56,001 @	Achillion Pharmaceuticals, Inc.	$496,169	0.1
25,265 @	Acorda Therapeutics, Inc.	842,082	0.1
4,732 @	Adamas Pharmaceuticals, Inc.	124,073	0.0
3,116 @	Adeptus Health, Inc.	295,989	0.0
15,983 @	Advaxis, Inc.	324,934	0.0
16,471 @,L	Aegerion Pharmaceuticals, Inc.	312,455	0.0
10,340 @	Aerie Pharmaceuticals, Inc.	182,501	0.0
7,461 @	Affimed NV	100,500	0.0
43,898 @	Affymetrix, Inc.	479,366	0.1
45,499 @,L	Agenus, Inc.	392,656	0.0
21,916 @	Air Methods Corp.	906,007	0.1
12,691 @	Akebia Therapeutics, Inc.	130,590	0.0
17,089 @	Albany Molecular Research, Inc.	345,540	0.0
10,499 @	Alder Biopharmaceuticals, Inc.	556,132	0.1
3,834 @	Almost Family, Inc.	153,015	0.0
14,792 @	AMAG Pharmaceuticals, Inc.	1,021,535	0.1
16,142 @	Amedisys, Inc.	641,322	0.1
46,811 @	Amicus Therapeutics, Inc.	662,376	0.1
28,673 @	AMN Healthcare Services, Inc.	905,780	0.1
14,440 @	Amphastar Pharmaceuticals, Inc.	253,855	0.0
23,083 @	Amsurg Corp.	1,614,656	0.2
20,324 @	Anacor Pharmaceuticals, Inc.	1,573,687	0.2
7,800	Analogic Corp.	615,420	0.1
18,000 @	Angiodynamics, Inc.	295,200	0.0
3,556 @	ANI Pharmaceuticals, Inc.	220,650	0.0
9,319 @	Anika Therapeutics, Inc.	307,807	0.0
93,600 @,L	Antares Pharma, Inc.	194,688	0.0
19,647 @	Anthera Pharmaceuticals, Inc.	169,357	0.0
15,920 @	Aratana Therapeutics, Inc.	240,710	0.0
6,203 @	Ardelyx, Inc.	99,062	0.0
137,629 @,L	Arena Pharmaceuticals, Inc.	638,599	0.1
87,429 @,L	Ariad Pharmaceuticals, Inc.	723,038	0.1
73,398 @	Array Biopharma, Inc.	529,200	0.1
30,115 @,L	Arrowhead Research Corp.	215,322	0.0
8,434	Assembly Biosciences, Inc.	162,439	0.0
7,035 @	Atara Biotherapeutics, Inc.	371,167	0.0
19,656 @	AtriCure, Inc.	484,324	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
830	Atrion Corp.	$325,617	0.0
9,441 @	Avalanche Biotechnologies, Inc.	153,322	0.0
44,615 @,L	BioScrip, Inc.	161,952	0.0
40,197 @	BioCryst Pharmaceuticals, Inc.	600,141	0.1
22,707 @	BioDelivery Sciences International, Inc.	180,748	0.0
13,276 @	Bio-Reference Labs, Inc.	547,635	0.1
12,467 @	BioTelemetry, Inc.	117,564	0.0
16,941 @	Cambrex Corp.	744,388	0.1
17,352	Cantel Medical Corp.	931,282	0.1
21,680 @	Capital Senior Living Corp.	531,160	0.1
15,613 @	Cardiovascular Systems, Inc.	412,964	0.1
16,739 @	Castlight Health, Inc.	136,255	0.0
35,562 @	Catalent, Inc.	1,043,033	0.1
42,497 @	Catalyst Pharmaceuticals, Inc.	175,513	0.0
48,389 @	Celldex Therapeutics, Inc.	1,220,371	0.1
5,721 @	Cellular Biomedicine Group, Inc.	214,595	0.0
15,980 @	Cempra, Inc.	549,073	0.1
36,713 @	Cepheid, Inc.	2,245,000	0.2
60,736 @,L	Cerus Corp.	315,220	0.0
9,468	Chemed Corp.	1,241,255	0.1
13,019 @	ChemoCentryx, Inc.	107,146	0.0
20,230 @	Chimerix, Inc.	934,626	0.1
12,980 @	Clinical Data, Inc.	—	—
13,031 @	Clovis Oncology, Inc.	1,145,164	0.1
11,331 @	Coherus Biosciences, Inc.	327,466	0.0
7,230 L	Computer Programs & Systems, Inc.	386,227	0.0
7,989 @	Concert Pharmaceuticals, Inc.	118,956	0.0
15,514	Conmed Corp.	904,001	0.1
28,453 @	Corcept Therapeutics, Inc.	171,003	0.0
7,700 @	Corium International, Inc.	105,413	0.0
22,161 @	CorMedix, Inc.	85,985	0.0
7,800 @	Corvel Corp.	249,756	0.0
15,683 @	Cross Country Healthcare, Inc.	198,860	0.0
22,390	CryoLife, Inc.	252,559	0.0
101,260 @	CTI BioPharma Corp.	197,457	0.0
55,931 @	Curis, Inc.	185,132	0.0
14,149 @	Cyberonics	841,300	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
14,245 @	Cynosure, Inc.	$549,572	0.1
18,419 @	Cytokinetics Inc	123,776	0.0
35,261 @,L	CytRx Corp.	131,171	0.0
32,428 @	Depomed, Inc.	695,905	0.1
8,872 @	Dicerna Pharmaceuticals, Inc.	123,764	0.0
17,434 @	Diplomat Pharmacy, Inc.	780,171	0.1
67,432 @	Durect Corp.	161,162	0.0
75,109 @	Dyax, Corp.	1,990,388	0.2
17,115 L	Dynavax Technologies Corp.	400,919	0.1
4,171 @	Eagle Pharmaceuticals, Inc./DE	337,267	0.0
18,905 @	Emergent Biosolutions, Inc.	622,920	0.1
7,373 @	Enanta Pharmaceuticals, Inc.	331,711	0.0
23,200 @	Endocyte, Inc.	120,408	0.0
36,630 @	Endologix, Inc.	561,904	0.1
10,961	Ensign Group, Inc.	559,669	0.1
13,531 @,L	Epizyme, Inc.	324,744	0.0
6,342 @	Esperion Therapeutics, Inc.	518,522	0.1
46,491 @,L	Exact Sciences Corp.	1,382,642	0.1
10,008 @	Exactech, Inc.	208,467	0.0
19,872 @	ExamWorks Group, Inc.	776,995	0.1
114,667 @,L	Exelixis, Inc.	431,148	0.1
23,087 @	FibroGen, Inc.	542,544	0.1
12,705 @	FivePrime Therapeutics, Inc.	315,592	0.0
7,408 @	Flexion Therapeutics, Inc.	162,161	0.0
15,882 @	Fluidigm Corp.	384,344	0.0
11,000 @	Foamix Pharmaceuticals Ltd.	112,750	0.0
7,252 @,L	Foundation Medicine, Inc.	245,408	0.0
5,252 @	Furiex Pharmaceuticals, Inc. - CVR	51,312	0.0
103,585 @	Galena Biopharma, Inc.	176,094	0.0
22,809 @,L	GenMark Diagnostics, Inc.	206,650	0.0
10,254 @	Genocea Biosciences, Inc.	140,787	0.0
9,840 @,L	Genomic Health, Inc.	273,454	0.0
88,473 L	Geron Corp.	378,664	0.0
28,462 @	Globus Medical Inc	730,620	0.1
15,180 @	Greatbatch, Inc.	818,506	0.1
27,511 @	Haemonetics Corp.	1,137,855	0.1
55,451 @	Halozyme Therapeutics, Inc.	1,252,084	0.1
17,831 @	Halyard Health, Inc.	722,155	0.1
17,968 @	Hanger Orthopedic Group, Inc.	421,170	0.1
16,949 @	HealthEquity, Inc.	543,215	0.1
48,454	Healthsouth Corp.	2,231,791	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
13,424 @	HealthStream, Inc.	$408,358	0.1
24,120 @	Healthways, Inc.	288,958	0.0
8,408 @	HeartWare International, Inc.	611,177	0.1
13,211 @	Heron Therapeutics, Inc.	411,655	0.1
4,252 @	Heska Corp.	126,242	0.0
47,641 @	HMS Holdings Corp.	817,996	0.1
6,580 @	ICU Medical, Inc.	629,443	0.1
38,826 @,L	Idera Pharmaceuticals, Inc.	144,044	0.0
9,907 @	Ignyta, Inc.	149,497	0.0
5,834 @	Immune Design Corp.	120,472	0.0
47,705 @,L	Immunogen, Inc.	685,998	0.1
61,662 @,L	Immunomedics, Inc.	250,348	0.0
37,360 @	Impax Laboratories, Inc.	1,715,571	0.2
5,233 @	INC Research Holdings, Inc.	209,948	0.0
30,880 @	Infinity Pharmaceuticals, Inc.	338,136	0.0
7,741 @	Inogen, Inc.	345,249	0.0
35,380 @,L	Inovio Pharmaceuticals, Inc.	288,701	0.0
28,243 @	Insulet Corp.	875,109	0.1
11,458 L	Insys Therapeutics, Inc.	411,571	0.1
12,830 @	Integra LifeSciences Holdings Corp.	864,357	0.1
7,029 @	Intersect ENT, Inc.	201,240	0.0
12,331 @,L	Intra-Cellular Therapies, Inc.	393,975	0.1
19,460	Invacare Corp.	420,920	0.1
14,550	InVivo Therapeutics Holdings Corp.	234,982	0.0
12,070 @	IPC The Hospitalist Co., Inc.	668,557	0.1
65,373 @	Ironwood Pharmaceuticals, Inc.	788,398	0.1
7,234 @	K2M Group Holdings, Inc.	173,761	0.0
10,564 @,L	Karyopharm Therapeutics, Inc.	287,446	0.0
54,700 @,L	Keryx Biopharmaceuticals, Inc.	545,906	0.1
39,811	Kindred Healthcare, Inc.	807,765	0.1
14,540 @,L	Kite Pharma, Inc.	886,504	0.1
12,254 @,L	KYTHERA Biopharmaceuticals, Inc.	922,849	0.1
6,082 @	La Jolla Pharmaceutical Co.	149,070	0.0
7,080	Landauer, Inc.	252,331	0.0
13,516 @	Lannett Co., Inc.	803,391	0.1
9,697 @	LDR Holding Corp.	419,395	0.1
19,885 L	Lexicon Pharmaceuticals, Inc.	160,074	0.0
5,823 @	LHC Group, Inc.	222,730	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
9,831 @	Ligand Pharmaceuticals, Inc.	$991,948	0.1
23,984 @	Lion Biotechnologies, Inc.	219,933	0.0
24,304 @	Luminex Corp.	419,487	0.1
12,797 @	MacroGenics, Inc.	485,902	0.1
14,998 @	Magellan Health Services, Inc.	1,050,910	0.1
124,651 @,L	MannKind Corp.	709,264	0.1
24,173 @	Masimo Corp.	936,462	0.1
34,289 @	MedAssets, Inc.	756,415	0.1
14,233 @	Medgenics, Inc.	87,248	0.0
32,142 @	Medicines Co.	919,583	0.1
28,486 @	Medidata Solutions, Inc.	1,547,360	0.2
34,631 @	Merge Healthcare, Inc.	166,229	0.0
26,449	Meridian Bioscience, Inc.	493,009	0.1
19,212 @	Merit Medical Systems, Inc.	413,826	0.1
59,640 @,L	Merrimack Pharmaceuticals, Inc.	737,449	0.1
59,445 @,L	MiMedx Group Inc.	688,968	0.1
5,184 @	Mirati Therapeutics, Inc.	163,140	0.0
14,395 @	Molina Healthcare, Inc.	1,011,968	0.1
30,881 @	Momenta Pharmaceuticals, Inc.	704,396	0.1
33,235 @	Myriad Genetics, Inc.	1,129,658	0.1
5,070	National Healthcare Corp.	329,499	0.0
18,607 @	Natus Medical, Inc.	791,914	0.1
112,043 @	Navidea Biopharmaceuticals, Inc.	180,389	0.0
68,822 @	Nektar Therapeutics	860,963	0.1
20,721 @	Neogen Corp.	983,004	0.1
33,734 @	NeoGenomics, Inc.	182,501	0.0
41,219 @	Neurocrine Biosciences, Inc.	1,968,619	0.2
6,493 @	Nevro Corp.	348,999	0.0
11,329 @,L	NewLink Genetics Corp.	501,535	0.1
27,646 @,L	Northwest Biotherapeutics, Inc.	274,525	0.0
140,516 @	Novavax, Inc.	1,565,348	0.2
25,036 @	NuVasive, Inc.	1,186,206	0.1
35,591 @	NxStage Medical, Inc.	508,417	0.1
22,472	Ocata Therapeutics, Inc.	118,427	0.0
6,877 @	Ocular Therapeutix, Inc.	144,623	0.0
20,216 @,L	Omeros Corp.	363,686	0.0
20,760 @	Omnicell, Inc.	782,860	0.1
8,652 @,L	OncoMed Pharmaceuticals, Inc.	194,670	0.0
61,046 @	Oncothyreon, Inc.	228,312	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
11,383 @	Ophthotech Corp.	$592,599	0.1
35,261 @,L	OraSure Technologies, Inc.	190,057	0.0
61,907 @,L	Orexigen Therapeutics, Inc.	306,440	0.0
43,807 @	Organovo Holdings, Inc.	165,152	0.0
10,580 @	Orthofix International NV	350,410	0.0
12,822 @,L	Osiris Therapeutics, Inc.	249,516	0.0
6,931 @	Otonomy, Inc.	159,344	0.0
11,506 @,L	OvaScience, Inc.	332,869	0.0
31,747	Owens & Minor, Inc.	1,079,398	0.1
9,000 @	Oxford Immunotec Global PLC	124,650	0.0
38,043 @,L	Pacific Biosciences of California, Inc.	219,128	0.0
18,755 @	Pacira Pharmaceuticals, Inc./DE	1,326,354	0.1
6,658	Paratek Pharmaceuticals, Inc.	171,577	0.0
28,759 @	Parexel International Corp.	1,849,491	0.2
87,037	PDL BioPharma, Inc.	559,648	0.1
134,571 @	Peregrine Pharmaceuticals, Inc.	176,288	0.0
23,943 @,L	Pernix Therapeutics Holdings, Inc.	141,743	0.0
9,254 @	Pfenex, Inc.	179,528	0.0
18,070 @	PharMerica Corp.	601,731	0.1
9,150	Phibro Animal Health Corp.	356,301	0.0
21,149 @	Portola Pharmaceuticals, Inc.	963,337	0.1
13,462 @	Pozen, Inc.	138,793	0.0
10,732 @	PRA Health Sciences, Inc.	389,894	0.0
40,813 @	Progenics Pharmaceuticals, Inc.	304,465	0.0
15,188 @	Prothena Corp. PLC	799,952	0.1
8,295 @	Providence Service Corp.	367,303	0.0
16,588 @	PTC Therapeutics, Inc.	798,380	0.1
25,280	Quality Systems, Inc.	418,890	0.1
15,810 @	Quidel Corp.	362,839	0.0
14,637 @	Radius Health, Inc.	990,925	0.1
26,711 @	RadNet, Inc.	178,697	0.0
42,769 @,L	Raptor Pharmaceutical Corp.	675,322	0.1
13,377 @	Regulus Therapeutics, Inc.	146,612	0.0
15,793 @	Relypsa, Inc.	522,590	0.1
15,968 @	Repligen Corp.	658,999	0.1
17,239 @,L	Retrophin, Inc.	571,473	0.1
7,579 @	Revance Therapeutics, Inc.	242,376	0.0
59,007 @	Rigel Pharmaceuticals, Inc.	189,412	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
24,337 @,L	Rockwell Medical Technologies, Inc.	$392,312	0.0
35,891 @	RTI Biologics, Inc.	231,856	0.0
6,636 @	Sage Therapeutics, Inc.	484,428	0.1
14,215 @	Sagent Pharmaceuticals, Inc.	345,567	0.0
38,641 @	Sangamo Biosciences, Inc.	428,529	0.1
21,599 @,L	Sarepta Therapeutics, Inc.	657,258	0.1
36,900 @	Sciclone Pharmaceuticals, Inc.	362,358	0.0
40,668 @	Select Medical Holdings Corp.	658,822	0.1
73,356 @,L	Sequenom, Inc.	223,002	0.0
14,911 @	Sorrento Therapeutics, Inc.	262,732	0.0
4,298 @,L	Spark Therapeutics Inc.	259,040	0.0
23,433 @	Spectranetics Corp.	539,193	0.1
42,460 @,L	Spectrum Pharmaceuticals, Inc.	290,426	0.0
25,107 @,L	Staar Surgical Co.	242,534	0.0
8,376 @	Stemline Therapeutics Inc.	98,586	0.0
29,603	Steris Corp.	1,907,617	0.2
10,934 @	Sucampo Pharmaceuticals, Inc.	179,646	0.0
20,308 @	Supernus Pharmaceuticals, Inc.	344,830	0.0
7,022 @	Surgical Care Affiliates, Inc.	269,504	0.0
11,186 @	SurModics, Inc.	261,976	0.0
56,697 @,L	Synergy Pharmaceuticals, Inc.	470,585	0.1
42,732 @	Synta Pharmaceuticals Corp.	95,292	0.0
35,831 @	Team Health Holdings, Inc.	2,340,839	0.2
10,929 @	Tesaro, Inc.	642,516	0.1
17,479 @	Tetraphase Pharmaceuticals, Inc.	829,204	0.1
19,552 @,L	TG Therapeutics, Inc.	324,368	0.0
67,745 @	TherapeuticsMD, Inc.	532,476	0.1
12,422 @	Theravance Biopharma, Inc.	161,734	0.0
44,987 L	Theravance, Inc.	812,915	0.1
27,802 @	Thoratec Corp.	1,239,135	0.1
42,200 @	Threshold Pharmaceuticals, Inc.	170,488	0.0
15,948 @	Tornier NV	398,541	0.1
14,492 @	Trevena, Inc.	90,720	0.0
12,570 @	Triple-S Management Corp.	322,546	0.0
42,590 @	Trius Therapeutics, Inc. - CVR	—	—
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
13,104 @	Trovagene, Inc.	$133,006	0.0
17,754 @	Ultragenyx Pharmaceutical, Inc.	1,817,832	0.2
81,911 @,L	Unilife Corp.	176,109	0.0
25,820 @	Universal American Corp./NY	261,298	0.0
3,240	US Physical Therapy, Inc.	177,422	0.0
23,897 @,L	Vanda Pharmaceuticals, Inc.	303,253	0.0
11,813 @	Vascular Solutions, Inc.	410,147	0.1
9,039 @	Veracyte, Inc.	100,694	0.0
15,744 @	Verastem, Inc.	118,710	0.0
11,866 @	Versartis, Inc.	180,601	0.0
6,474 @	Vitae Pharmaceuticals, Inc.	93,226	0.0
7,991 @	Vital Therapies, Inc.	168,610	0.0
66,260 @,L	Vivus, Inc.	156,374	0.0
18,536 @	Vocera Communications, Inc.	212,237	0.0
23,838 @	WellCare Health Plans, Inc.	2,022,178	0.2
35,912	West Pharmaceutical Services, Inc.	2,085,769	0.2
22,600 @	Wright Medical Group, Inc.	593,476	0.1
13,945 @	Xencor, Inc.	306,372	0.0
43,719 @	Xenoport, Inc.	267,997	0.0
53,900 @,L	XOMA Corp.	209,132	0.0
7,573 @	Zafgen, Inc.	262,253	0.0
16,637 @	Zeltiq Aesthetics, Inc.	490,292	0.1
56,487 @,L	ZIOPHARM Oncology, Inc.	677,844	0.1
99,691 @	Zogenix, Inc.	167,481	0.0
8,595 @	ZS Pharma, Inc.	450,292	0.1
		152,255,124	15.4
	Industrials: 12.7%
22,080	AAON, Inc.	497,242	0.1
21,764	AAR Corp.	693,619	0.1
32,320	ABM Industries, Inc.	1,062,358	0.1
28,744	Acacia Research - Acacia Technologies	252,085	0.0
63,632 @	ACCO Brands Corp.	494,421	0.1
14,169	Aceto Corp.	348,982	0.0
32,277	Actuant Corp.	745,276	0.1
13,106	Advanced Drainage Systems, Inc.	384,399	0.0
19,434 @	Advisory Board Co.	1,062,457	0.1
26,194 @	Aegion Corp.	496,114	0.1
40,151 @	Aerojet Rocketdyne Holdings, Inc.	827,512	0.1
9,760 @	Aerovironment, Inc.	254,541	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
41,349 @	Air Transport Services Group, Inc.	$433,751	0.0
32,910	Aircastle Ltd.	746,070	0.1
5,200	Alamo Group, Inc.	284,128	0.0
15,490	Albany International Corp.	616,502	0.1
6,759	Allegiant Travel Co.	1,202,291	0.1
17,130	Altra Holdings, Inc.	465,593	0.1
2,960 L	American Railcar Industries, Inc.	143,974	0.0
6,057	American Science & Engineering, Inc.	265,357	0.0
8,840 @	American Woodmark Corp.	484,874	0.1
15,132	Apogee Enterprises, Inc.	796,548	0.1
20,942	Applied Industrial Technologies, Inc.	830,350	0.1
14,922	ArcBest Corp.	474,520	0.1
9,371	Argan, Inc.	377,932	0.0
10,985	Astec Industries, Inc.	459,393	0.0
7,787	Astronics Corp.	552,020	0.1
13,802 @	Atlas Air Worldwide Holdings, Inc.	758,558	0.1
14,257	AZZ, Inc.	738,513	0.1
25,643	Barnes Group, Inc.	999,821	0.1
5,900	Barrett Business Services, Inc.	214,288	0.0
26,370 @	Beacon Roofing Supply, Inc.	876,011	0.1
21,768	Belden CDT, Inc.	1,768,215	0.2
32,450 @	Blount International, Inc.	354,354	0.0
26,052	Brady Corp.	644,526	0.1
25,484	Briggs & Stratton Corp.	490,822	0.1
27,202	Brink’s Co.	800,555	0.1
22,467 @	Builders FirstSource, Inc.	288,476	0.0
11,800 @	CAI International, Inc.	242,962	0.0
33,580 @	CBIZ, Inc.	323,711	0.0
16,313	CEB, Inc.	1,420,210	0.1
13,670	Celadon Group, Inc.	282,696	0.0
16,870 @	Chart Industries, Inc.	603,102	0.1
9,791	CIRCOR International, Inc.	533,903	0.1
59,121	Civeo Corp.	181,501	0.0
21,544	Clarcor, Inc.	1,340,899	0.1
15,137	Columbus McKinnon Corp.	378,425	0.0
24,198	Comfort Systems USA, Inc.	555,344	0.1
12,853 @	Continental Building Products, Inc.	272,355	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
23,050	Con-way, Inc.	$884,428	0.1
6,474 @	Covenant Transportation Group, Inc.	162,238	0.0
9,520	Cubic Corp.	452,962	0.0
23,639	Curtiss-Wright Corp.	1,712,409	0.2
22,242	Deluxe Corp.	1,379,004	0.1
38,197 @	DigitalGlobe, Inc.	1,061,495	0.1
17,436	Douglas Dynamics, Inc.	374,525	0.0
5,069 @	DXP Enterprises, Inc.	235,708	0.0
18,066 @	Dycom Industries, Inc.	1,063,184	0.1
12,508 @	Echo Global Logistics, Inc.	408,511	0.0
26,545 @,L	Eclipse Resources Corp	139,627	0.0
31,025	EMCOR Group, Inc.	1,482,064	0.2
12,686	Encore Wire Corp.	561,863	0.1
19,488 @	Enernoc, Inc.	189,034	0.0
22,381	EnerSys	1,573,160	0.2
11,184 @	Engility Holdings, Inc.	281,389	0.0
17,520	Ennis, Inc.	325,697	0.0
13,314 @	Enphase Energy, Inc.	101,320	0.0
12,440	EnPro Industries, Inc.	711,817	0.1
15,700	ESCO Technologies, Inc.	587,337	0.1
21,001	Essendant, Inc.	824,289	0.1
14,389 @	Esterline Technologies Corp.	1,371,847	0.1
16,380	Exponent, Inc.	733,496	0.1
34,183	Federal Signal Corp.	509,669	0.1
18,770	Forward Air Corp.	980,920	0.1
26,024	Franklin Electric Co., Inc.	841,356	0.1
21,822 @	FTI Consulting, Inc.	899,939	0.1
139,140 @,L	FuelCell Energy, Inc.	135,926	0.0
26,921 @	Furmanite Corp.	218,599	0.0
10,950	G&K Services, Inc.	757,083	0.1
34,886 @,L	Generac Holdings, Inc.	1,386,718	0.1
20,250	General Cable Corp.	399,532	0.0
20,335 @	Gibraltar Industries, Inc.	414,224	0.0
28,416 @,L	Golden Ocean Group Ltd.	109,402	0.0
11,532	Gorman-Rupp Co.	323,819	0.0
70,557 @	GrafTech International Ltd.	349,963	0.0
7,726	Graham Corp.	158,306	0.0
18,976	Granite Construction, Inc.	673,838	0.1
41,440 @	Great Lakes Dredge & Dock Corp.	246,982	0.0
13,336 L	Greenbrier Cos., Inc.	624,792	0.1
21,230	Griffon Corp.	337,982	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
19,345	H&E Equipment Services, Inc.	$386,320	0.0
36,429	Harsco Corp.	601,078	0.1
25,004 @	Hawaiian Holdings, Inc.	593,845	0.1
14,156 @	HC2 Holdings, Inc.	126,696	0.0
35,233	Healthcare Services Group, Inc.	1,164,451	0.1
33,699	Heartland Express, Inc.	681,731	0.1
13,452	Heico Corp.	784,252	0.1
15,423	HEICO Corp.	783,026	0.1
14,690	Heidrick & Struggles International, Inc.	383,115	0.0
30,018	Herman Miller, Inc.	868,421	0.1
28,900	Hillenbrand, Inc.	887,230	0.1
22,076	HNI, Corp.	1,129,187	0.1
20,943 @	HUB Group, Inc.	844,841	0.1
13,012 @	Huron Consulting Group, Inc.	912,011	0.1
4,954	Hyster-Yale Materials Handling, Inc.	343,213	0.0
3,750	Hyster-Yale Materials Handling, Inc. - B shares	259,800	0.0
13,357 @	ICF International, Inc.	465,625	0.1
32,624 @	Innerworkings, Inc.	217,602	0.0
11,399	Insperity, Inc.	580,209	0.1
15,921	Insteel Industries, Inc.	297,723	0.0
33,570	Interface, Inc.	840,928	0.1
17,079	John Bean Technologies Corp.	642,000	0.1
8,640	Kadant, Inc.	407,808	0.0
15,500	Kaman Corp.	650,070	0.1
15,330	Kelly Services, Inc.	235,316	0.0
21,908 @,L	Keyw Holding Corp.	204,183	0.0
17,452	Kforce, Inc.	399,127	0.0
22,680	Kimball International, Inc.	275,789	0.0
21,229 @	KLX, Inc.	936,836	0.1
32,001	Knight Transportation, Inc.	855,707	0.1
29,165	Knoll, Inc.	730,000	0.1
26,278	Korn/Ferry International	913,686	0.1
36,805 @	Kratos Defense & Security Solutions, Inc.	231,872	0.0
9,169	LB Foster Co.	317,339	0.0
7,406	Lindsay Manufacturing Co.	651,061	0.1
5,315 @	Lydall, Inc.	157,111	0.0
14,100	Marten Transport Ltd.	305,970	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
13,858 @	Masonite International Corp.	$971,584	0.1
31,615 @	Mastec, Inc.	628,190	0.1
21,153	Matson, Inc.	889,272	0.1
18,334	Matthews International Corp.	974,269	0.1
15,580	McGrath Rentcorp	474,099	0.1
52,297 @	Meritor, Inc.	686,137	0.1
9,095	Miller Industries, Inc.	181,445	0.0
23,730	Mobile Mini, Inc.	997,609	0.1
19,512 @	Moog, Inc.	1,379,108	0.1
47,345 @	MRC Global, Inc.	731,007	0.1
15,087	MSA Safety, Inc.	731,870	0.1
25,594	Mueller Industries, Inc.	888,624	0.1
84,791	Mueller Water Products, Inc.	771,598	0.1
9,113	Multi-Color Corp.	582,138	0.1
15,966 @	MYR Group, Inc./Delaware	494,307	0.1
3,760	National Presto Industries, Inc.	302,003	0.0
32,770 @	Navigant Consulting, Inc.	487,290	0.1
42,187 @	Navios Maritime Holdings, Inc.	156,936	0.0
20,510 @	Navistar International Corp.	464,141	0.0
9,339 @	NCI Building Systems, Inc.	140,739	0.0
7,830	NN, Inc.	199,822	0.0
6,000 @	Nortek, Inc.	498,780	0.1
4,805 @	Northwest Pipe Co.	97,878	0.0
26,961 @	On Assignment, Inc.	1,059,028	0.1
22,359 @	Orion Marine Group, Inc.	161,432	0.0
4,259	Park-Ohio Holdings Corp.	206,391	0.0
4,855	Patrick Industries, Inc.	184,733	0.0
23,691 @	PGT, Inc.	343,756	0.0
98,190 @,L	Plug Power, Inc.	240,566	0.0
24,218 @	Polypore International, Inc.	1,450,174	0.1
7,301	Powell Industries, Inc.	256,776	0.0
17,527 @	PowerSecure International, Inc.	258,699	0.0
18,117	Primoris Services Corp.	358,717	0.0
11,384 @	Proto Labs, Inc.	768,192	0.1
15,423	Quad/Graphics, Inc.	285,480	0.0
19,968 @	Quality Distribution, Inc.	308,705	0.0
22,771	Quanex Building Products Corp.	487,983	0.1
23,778 @	Radiant Logistics, Inc.	173,817	0.0
20,465	Raven Industries, Inc.	416,053	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
12,587 @	RBC Bearings, Inc.	$903,243	0.1
31,416 @	Republic Airways Holdings, Inc.	288,399	0.0
28,121	Resources Connection, Inc.	452,467	0.0
41,992 @	Rexnord Corp.	1,004,029	0.1
15,000 @	Roadrunner Transportation Systems, Inc.	387,000	0.0
20,600 @	RPX Corp.	348,140	0.0
20,400 @	Rush Enterprises, Inc. - Class A	534,684	0.1
12,092 @	Saia, Inc.	475,095	0.1
79,941 @,L	Scorpio Bulkers Inc.	130,304	0.0
22,083	Simpson Manufacturing Co., Inc.	750,822	0.1
26,562	Skywest, Inc.	399,492	0.0
11,040 @	SP Plus Corp.	288,254	0.0
7,509	Standex International Corp.	600,194	0.1
37,977	Steelcase, Inc.	718,145	0.1
11,967	Sun Hydraulics Corp.	456,062	0.0
43,126 @	Swift Transportation Co.	977,666	0.1
15,174	TAL International Group, Inc.	479,498	0.1
29,009 @,L	Taser International, Inc.	966,290	0.1
12,204 @	Team, Inc.	491,211	0.1
17,603 @	Teledyne Technologies, Inc.	1,857,293	0.2
10,329	Tennant Co.	674,897	0.1
32,577	Tetra Tech, Inc.	835,274	0.1
9,409 @	Textainer Group Holdings Ltd.	244,728	0.0
17,256 @	Thermon Group Holdings, Inc.	415,352	0.0
29,635	Titan International, Inc.	318,280	0.0
14,540 @,L	Titan Machinery, Inc.	214,174	0.0
16,567 @	Trex Co., Inc.	818,907	0.1
22,953 @	Trimas Corp.	679,409	0.1
17,486 @	TriNet Group, Inc.	443,270	0.0
22,762 @	TrueBlue, Inc.	680,584	0.1
19,222 @	Tutor Perini Corp.	414,811	0.0
7,504	Unifirst Corp.	839,322	0.1
10,400	Universal Forest Products, Inc.	541,112	0.1
13,011	US Ecology, Inc.	633,896	0.1
42,645 @	UTI Worldwide, Inc.	426,024	0.0
4,667 @	Vectrus, Inc.	116,068	0.0
4,212 @	Veritiv Corp.	153,570	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
17,360	Viad Corp.	$470,630	0.1
9,600 @,L	Virgin America, Inc.	263,808	0.0
2,425	VSE Corp.	129,762	0.0
40,891 @	Wabash National Corp.	512,773	0.1
18,499 @	WageWorks, Inc.	748,285	0.1
13,206	Watts Water Technologies, Inc.	684,731	0.1
20,879	Werner Enterprises, Inc.	548,074	0.1
20,633 @	Wesco Aircraft Holdings, Inc.	312,590	0.0
18,371	West Corp.	552,967	0.1
32,512	Woodward, Inc.	1,787,835	0.2
33,796 @,L	XPO Logistics, Inc.	1,526,903	0.2
18,733 @	YRC Worldwide, Inc.	243,154	0.0
		125,802,015	12.7
	Information Technology: 16.3%
18,832 @	A10 Networks, Inc.	121,278	0.0
64,208	ACI Worldwide, Inc.	1,577,591	0.2
40,149 @	Acxiom Corp.	705,819	0.1
34,081	Adtran, Inc.	553,816	0.1
21,387 @	Advanced Energy Industries, Inc.	587,929	0.1
295,263 @	Advanced Micro Devices, Inc.	708,631	0.1
23,323	Advent Software, Inc.	1,031,110	0.1
14,337 @	Aerohive Networks, Inc.	100,072	0.0
14,667 @	Agilysys, Inc.	134,643	0.0
15,546 @,L	Ambarella Inc	1,596,419	0.2
22,949	American Software, Inc.	218,015	0.0
31,120 @	Amkor Technology, Inc.	186,098	0.0
28,307 @	Angie’s List, Inc.	174,371	0.0
12,552 @	Anixter International, Inc.	817,763	0.1
47,430 @	Applied Micro Circuits Corp.	320,152	0.0
9,348 @,L	Applied Optoelectronics, Inc.	162,281	0.0
43,978 @	Aspen Technology, Inc.	2,003,198	0.2
18,190 @	AVG Technologies	494,950	0.1
16,483 @	Avid Technology, Inc.	219,883	0.0
5,446	AVX Corp.	73,303	0.0
9,820	Badger Meter, Inc.	623,472	0.1
35,782 @	Bankrate, Inc.	375,353	0.0
33,605 @	Bazaarvoice, Inc.	197,933	0.0
25,065 @	Benchmark Electronics, Inc.	545,916	0.1
3,778 @	Benefitfocus, Inc.	165,665	0.0
10,080	Black Box Corp.	201,600	0.0
26,599	Blackbaud, Inc.	1,514,813	0.2

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
27,995 @	Blackhawk Network Holdings, Inc.	$1,153,394	0.1
23,434 @	Blucora, Inc.	378,459	0.0
20,464 @	Bottomline Technologies, Inc.	569,104	0.1
27,477 @	Brightcove, Inc.	188,492	0.0
15,959 @	BroadSoft, Inc.	551,703	0.1
36,019	Brooks Automation, Inc.	412,418	0.0
14,647 @	Cabot Microelectronics Corp.	690,020	0.1
11,171 @	CACI International, Inc.	903,622	0.1
21,394 @	CalAmp Corp.	390,654	0.0
26,837 @	Calix, Inc.	204,230	0.0
29,880 @	Callidus Software, Inc.	465,530	0.1
24,359 @	Cardtronics, Inc.	902,501	0.1
8,100	Cass Information Systems, Inc.	455,382	0.1
27,666 @	Cavium, Inc.	1,903,697	0.2
16,930 @	Ceva, Inc.	328,950	0.0
13,707 @,L	ChannelAdvisor Corp.	163,799	0.0
30,090	Checkpoint Systems, Inc.	306,316	0.0
43,791 @,L	Chegg, Inc.	343,321	0.0
72,987 @	Ciber, Inc.	251,805	0.0
56,606 @	Ciena Corp.	1,340,430	0.1
17,330 @	Cimpress NV	1,458,493	0.2
33,064 @	Cirrus Logic, Inc.	1,125,168	0.1
12,939 @	Coherent, Inc.	821,368	0.1
15,820	Cohu, Inc.	209,299	0.0
23,523 @	Commvault Systems, Inc.	997,610	0.1
19,266 @	comScore, Inc.	1,026,107	0.1
9,432	Comtech Telecommunications	274,000	0.0
16,137 @	Comverse, Inc.	324,031	0.0
17,604 @	Constant Contact, Inc.	506,291	0.1
49,863	Convergys Corp.	1,271,008	0.1
29,206 @	Cornerstone OnDemand, Inc.	1,016,369	0.1
21,182 @	Cray, Inc.	625,081	0.1
17,497	CSG Systems International	553,955	0.1
22,100	CTS Corp.	425,867	0.0
9,718 @	Cvent, Inc.	250,530	0.0
27,444	Daktronics, Inc.	325,486	0.0
27,040 @	DealerTrack Holdings, Inc.	1,697,842	0.2
16,397 @	Demandware, Inc.	1,165,499	0.1
26,264	Diebold, Inc.	919,240	0.1
3,767 @	Digimarc Corp.	170,042	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
32,568 @	Digital Turbine, Inc.	$98,355	0.0
19,959 @	Diodes, Inc.	481,211	0.1
38,074 @	Dot Hill Systems Corp.	233,013	0.0
20,431 @	DSP Group, Inc.	211,052	0.0
12,544 @	DTS, Inc.	382,467	0.0
63,551	EarthLink Holdings Corp.	475,997	0.1
15,280 L	Ebix, Inc.	498,281	0.1
15,380	Electro Rent Corp.	167,027	0.0
24,763 @	Electronics for Imaging, Inc.	1,077,438	0.1
15,511 @	Ellie Mae, Inc.	1,082,513	0.1
25,983 @	Endurance International Group Holdings, Inc.	536,809	0.1
77,417 @	Entegris, Inc.	1,127,966	0.1
22,800 @	EPAM Systems, Inc.	1,624,044	0.2
23,250	EPIQ Systems, Inc.	392,460	0.0
4,031 @	ePlus, Inc.	308,976	0.0
26,951 @	Euronet Worldwide, Inc.	1,662,877	0.2
26,669	EVERTEC, Inc.	566,450	0.1
19,590 @	Exar Corp.	191,590	0.0
17,866 @	ExlService Holdings, Inc.	617,806	0.1
63,530 @	Extreme Networks, Inc.	170,896	0.0
20,600 @	Fabrinet	385,838	0.0
16,554	Fair Isaac Corp.	1,502,772	0.2
54,436 @	Fairchild Semiconductor International, Inc.	946,098	0.1
10,153 @	Faro Technologies, Inc.	474,145	0.1
21,143	FEI Co.	1,753,389	0.2
53,371 @,L	Finisar Corp.	953,740	0.1
21,225 @	FleetMatics Group PLC	993,967	0.1
36,538 @	Formfactor, Inc.	336,150	0.0
9,870	Forrester Research, Inc.	355,517	0.0
15,014 @	Gigamon, Inc.	495,312	0.1
48,325 @	Global Cash Access, Inc.	374,035	0.0
24,596 @,L	Global Eagle Entertainment, Inc.	320,240	0.0
7,696 @	Globant SA	234,189	0.0
57,578 @	Glu Mobile, Inc.	357,559	0.0
30,160 @,L	Gogo, Inc.	646,329	0.1
36,694 @	GrubHub, Inc.	1,250,165	0.1
29,400 @	GSI Group, Inc.	441,882	0.0
11,596 @	GTT Communications, Inc.	276,797	0.0
32,806 @	Guidewire Software, Inc.	1,736,422	0.2
58,970 @	Harmonic, Inc.	402,765	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
19,247	Heartland Payment Systems, Inc.	$1,040,300	0.1
7,969 @	HubSpot, Inc.	395,103	0.0
18,818 @	iGate Corp.	897,430	0.1
30,856 @	II-VI, Inc.	585,647	0.1
23,073 @,L	Immersion Corp.	292,335	0.0
12,880 @	Imperva, Inc.	871,976	0.1
65,091 @	Infinera Corp.	1,365,609	0.1
29,970 @	Infoblox, Inc.	785,514	0.1
21,992 @	Inphi Corp.	502,737	0.1
22,443 @	Insight Enterprises, Inc.	671,270	0.1
71,355 @	Integrated Device Technology, Inc.	1,548,403	0.2
22,400	Integrated Silicon Solution, Inc.	495,936	0.1
9,400 @	Interactive Intelligence Group	418,018	0.0
19,055	InterDigital, Inc.	1,084,039	0.1
45,570 @	Internap Network Services Corp.	421,522	0.0
56,563	Intersil Corp.	707,603	0.1
27,500 @	IntraLinks Holdings, Inc.	327,525	0.0
35,348 @,L	InvenSense, Inc.	533,755	0.1
18,031 @	Itron, Inc.	620,988	0.1
31,928 @	Ixia	397,184	0.0
15,870	IXYS Corp.	242,811	0.0
24,589	j2 Global, Inc.	1,670,577	0.2
30,833 @	Jive Software, Inc.	161,873	0.0
12,744 @	Kimball Electronics, Inc.	185,935	0.0
40,025 @	Knowles Corp.	724,452	0.1
48,759 @	Kopin Corp.	168,219	0.0
67,984 @	Lattice Semiconductor Corp.	400,426	0.0
47,950 @	Lionbridge Technologies	295,851	0.0
17,412 @	Liquidity Services, Inc.	167,678	0.0
10,707	Littelfuse, Inc.	1,015,987	0.1
39,896 @	LivePerson, Inc.	391,380	0.0
13,450 @	LogMeIn, Inc.	867,391	0.1
6,340 @	Loral Space & Communications, Inc.	400,181	0.0
7,792 @	Luxoft Holding, Inc.	440,638	0.0
8,991 @	M/A-COM Technology Solutions Holdings, Inc.	343,906	0.0
38,228 @	Manhattan Associates, Inc.	2,280,300	0.2
13,848	Mantech International Corp.	401,592	0.0
20,566	Marchex, Inc.	101,802	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
22,658 @	Marin Software, Inc.	$152,715	0.0
15,688 @	Marketo, Inc.	440,205	0.0
36,683 @	Mattson Technology, Inc.	122,888	0.0
34,534	MAXIMUS, Inc.	2,269,920	0.2
21,878 @	MaxLinear, Inc.	264,724	0.0
46,364	Mentor Graphics Corp.	1,225,401	0.1
26,675 @	Mercury Computer Systems, Inc.	390,522	0.0
19,665	Methode Electronics, Inc.	539,804	0.1
31,839	Micrel, Inc.	442,562	0.1
47,831 @	Microsemi Corp.	1,671,693	0.2
4,714 @	MicroStrategy, Inc.	801,757	0.1
65,732 @,L	Millennial Media, Inc.	106,486	0.0
26,291	MKS Instruments, Inc.	997,481	0.1
19,907 @	MobileIron, Inc.	117,650	0.0
17,712 @	Model N, Inc.	210,950	0.0
12,316 @	MoneyGram International, Inc.	113,184	0.0
18,808	Monolithic Power Systems, Inc.	953,754	0.1
23,270	Monotype Imaging Holdings, Inc.	561,040	0.1
53,782 @	Monster Worldwide, Inc.	351,734	0.0
9,096	MTS Systems Corp.	627,169	0.1
13,720 @	NeoPhotonics Corp.	125,264	0.0
19,158 @	Netgear, Inc.	575,123	0.1
19,443 @,L	Netscout Systems, Inc.	712,975	0.1
28,025 @,L	NeuStar, Inc.	818,610	0.1
22,937 @	Newport Corp.	434,886	0.0
35,776	NIC, Inc.	653,985	0.1
24,427 @	Nimble Storage, Inc.	685,422	0.1
4,200	NVE Corp.	329,280	0.0
45,463 @	Oclaro, Inc.	102,746	0.0
31,944 @	Omnivision Technologies, Inc.	836,773	0.1
12,884 @	OPOWER, Inc.	148,295	0.0
10,222 @	OSI Systems, Inc.	723,615	0.1
11,510	Park Electrochemical Corp.	220,532	0.0
14,969 @	Paycom Software, Inc.	511,191	0.1
6,500 @	Paylocity Holding Corp.	233,025	0.0
18,763 @	PDF Solutions, Inc.	300,208	0.0
21,049	Pegasystems, Inc.	481,812	0.1
23,516 @	Perficient, Inc.	452,448	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
17,876	Pericom Semiconductor Corp.	$235,069	0.0
48,640 @	Photronics, Inc.	462,566	0.1
20,567	Plantronics, Inc.	1,158,128	0.1
16,925 @	Plexus Corp.	742,669	0.1
76,005 @	PMC - Sierra, Inc.	650,603	0.1
62,963 @	Polycom, Inc.	720,297	0.1
14,810	Power Integrations, Inc.	669,116	0.1
31,479 @	Progress Software Corp.	865,673	0.1
20,728 @	Proofpoint, Inc.	1,319,752	0.1
13,911 @	PROS Holdings, Inc.	293,661	0.0
9,093 @	Q2 Holdings, Inc.	256,877	0.0
46,755 @	QLIK Technologies, Inc.	1,634,555	0.2
46,200 @	QLogic Corp.	655,578	0.1
12,714 @	Qualys, Inc.	513,010	0.1
166,097 @	Quantum Corp.	279,043	0.0
33,255 @	QuinStreet, Inc.	214,495	0.0
16,391 @	Rally Software Development Corp.	318,805	0.0
61,379 @	Rambus, Inc.	889,382	0.1
30,375 @	RealD, Inc.	374,524	0.0
26,301 @	RealPage, Inc.	501,560	0.1
14,526 @,L	Rocket Fuel, Inc.	119,113	0.0
16,128 @	Rofin-Sinar Technologies, Inc.	445,133	0.1
9,767 @	Rogers Corp.	645,989	0.1
34,629 @	Rovi Corp.	552,333	0.1
12,630 @	Rubicon Project, Inc./The	188,945	0.0
36,806 @	Ruckus Wireless, Inc.	380,574	0.0
17,030 @	Rudolph Technologies, Inc.	204,530	0.0
40,594 @	Sanmina Corp.	818,375	0.1
14,967 @	Scansource, Inc.	569,644	0.1
20,935	Science Applications International Corp.	1,106,415	0.1
17,764 @	SciQuest, Inc.	263,085	0.0
21,000 @	Seachange Intl., Inc.	147,210	0.0
32,893 @	Semtech Corp.	652,926	0.1
42,102 @	ServiceSource International, Inc.	230,298	0.0
47,703 @	ShoreTel, Inc.	323,426	0.0
15,638 @	Sigma Designs, Inc.	186,561	0.0
30,903 @	Silicon Graphics International Corp.	199,942	0.0
19,436 @	Silicon Laboratories, Inc.	1,049,738	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
21,659 @,L	Silver Spring Networks, Inc.	$268,788	0.0
27,357	Sonus Networks, Inc.	189,310	0.0
8,755 @	SPS Commerce, Inc.	576,079	0.1
8,090 @	Stamps.com, Inc.	595,181	0.1
23,403 @	Stratasys Ltd.	817,467	0.1
19,243 @	Super Micro Computer, Inc.	569,208	0.1
23,319 @	SYKES Enterprises, Inc.	565,486	0.1
18,806 @	Synaptics, Inc.	1,631,138	0.2
16,981 @	Synchronoss Technologies, Inc.	776,541	0.1
12,574	SYNNEX Corp.	920,291	0.1
17,500	Syntel, Inc.	830,900	0.1
41,602 @	Take-Two Interactive Software, Inc.	1,146,967	0.1
21,033 @	Tangoe, Inc.	264,595	0.0
14,717 @	Tech Data Corp.	847,111	0.1
14,081	TeleTech Holdings, Inc.	381,313	0.0
28,149	Tessera Technologies, Inc.	1,069,099	0.1
11,686 @	Textura Corp.	325,221	0.0
62,357 @	Tivo, Inc.	632,300	0.1
24,457 @	TrueCar, Inc.	293,239	0.0
38,915 @	TTM Technologies, Inc.	388,761	0.0
6,496 @	TubeMogul, Inc.	92,828	0.0
17,102 @	Tyler Technologies, Inc.	2,212,657	0.2
16,078 L	Ubiquiti Networks, Inc.	513,129	0.1
17,710 @	Ultratech, Inc.	328,698	0.0
26,814 @	Unisys Corp.	536,012	0.1
21,311 @,L	Universal Display Corp.	1,102,418	0.1
12,950 @,L	Vasco Data Security Intl.	390,961	0.0
21,366 @	Veeco Instruments, Inc.	614,059	0.1
29,517 @	Verint Systems, Inc.	1,793,010	0.2
22,320 @	Viasat, Inc.	1,345,003	0.1
50,331 @,L	Violin Memory, Inc.	123,311	0.0
26,200 @,L	VirnetX Holding Corp.	110,040	0.0
18,400 @	Virtusa Corp.	945,760	0.1
48,654	Vishay Intertechnology, Inc.	568,279	0.1
11,272 @	Vishay Precision Group, Inc.	169,756	0.0
24,100 @	Web.com Group, Inc.	583,702	0.1
21,198 @	WebMD Health Corp.	938,647	0.1
7,076 @	Wix.com Ltd.	167,135	0.0
35,762 @	Xcerra Corp.	270,718	0.0
23,992 @	XO Group, Inc.	392,269	0.0
18,243 @,L	Xoom Corp.	384,106	0.0

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
7,784 @	Yodlee, Inc.	$112,401	0.0
25,992 @	Zendesk, Inc.	577,282	0.1
51,605 @	Zix Corp.	266,798	0.0
		162,023,022	16.3
	Materials: 3.9%
16,099	A Schulman, Inc.	703,848	0.1
2,912 @	AEP Industries, Inc.	160,742	0.0
86,756 @,L	AK Steel Holding Corp.	335,746	0.0
18,280	American Vanguard Corp.	252,264	0.0
35,983	Axiall Corp.	1,297,187	0.1
15,215	Balchem Corp.	847,780	0.1
53,359 @	Berry Plastics Group, Inc.	1,728,832	0.2
15,765 @	Boise Cascade Co.	578,260	0.1
32,862	Calgon Carbon Corp.	636,866	0.1
19,879	Carpenter Technology Corp.	768,920	0.1
29,481 @	Century Aluminum Co.	307,487	0.0
38,340 @	Chemtura Corp.	1,085,405	0.1
12,628 @	Clearwater Paper Corp.	723,584	0.1
79,329 @	Cliffs Natural Resources, Inc.	343,495	0.0
73,787 @,L	Coeur d'Alene Mines Corp.	421,324	0.0
52,649	Commercial Metals Co.	846,596	0.1
5,936 @	Core Molding Technologies, Inc.	135,578	0.0
7,544	Deltic Timber Corp.	510,276	0.1
40,198 @	Ferro Corp.	674,522	0.1
33,404 @,L	Flotek Industries, Inc.	418,552	0.0
35,432	Globe Specialty Metals, Inc.	627,146	0.1
9,176	Greif, Inc. - Class A	328,960	0.0
6,410	Hawkins, Inc.	258,900	0.0
8,240	Haynes International, Inc.	406,397	0.0
24,764	HB Fuller Co.	1,005,914	0.1
45,154 @	Headwaters, Inc.	822,706	0.1
220,047	Hecla Mining Co.	578,724	0.1
32,120 @,L	Horsehead Holding Corp.	376,446	0.0
12,450	Innophos Holdings, Inc.	655,368	0.1
11,400	Innospec, Inc.	513,456	0.1
30,635 @	Intrepid Potash, Inc.	365,782	0.0
8,277	Kaiser Aluminum Corp.	687,653	0.1
42,779	KapStone Paper and Packaging Corp.	989,050	0.1
5,755	KMG Chemicals, Inc.	146,407	0.0
12,030	Koppers Holdings, Inc.	297,382	0.0
20,201 @	Kraton Performance Polymers, Inc.	482,400	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
20,076 @	Landec Corp.	$289,697	0.0
71,832 @	Louisiana-Pacific Corp.	1,223,299	0.1
11,370 @	LSB Industries, Inc.	464,351	0.0
10,655	Materion Corp.	375,589	0.0
17,805	Minerals Technologies, Inc.	1,213,055	0.1
16,233	Myers Industries, Inc.	308,427	0.0
9,018	Neenah Paper, Inc.	531,701	0.1
36,268	Olin Corp.	977,423	0.1
16,847	OM Group, Inc.	566,059	0.1
36,618 @	Omnova Solutions, Inc.	274,269	0.0
21,710	PH Glatfelter Co.	477,403	0.1
43,432	PolyOne Corp.	1,701,231	0.2
6,735	Quaker Chemical Corp.	598,337	0.1
20,779	Rayonier Advanced Materials, Inc.	337,866	0.0
10,906 @	Real Industry, Inc.	123,783	0.0
16,731 @	RTI International Metals, Inc.	527,361	0.1
18,008	Schnitzer Steel Industries, Inc.	314,600	0.0
16,505	Schweitzer-Mauduit International, Inc.	658,219	0.1
30,358 @,L	Senomyx, Inc.	162,719	0.0
23,246	Sensient Technologies Corp.	1,588,632	0.2
9,180	Stepan Co.	496,730	0.1
65,985 @	Stillwater Mining Co	764,766	0.1
3,569 @	Summit Materials, Inc.	91,009	0.0
43,300	SunCoke Energy, Inc.	562,900	0.1
17,066	TimkenSteel Corp.	460,611	0.0
17,104	Tredegar Corp.	378,169	0.0
29,247 @	Tronox Ltd. - CL A	427,884	0.0
11,186 @	US Concrete Inc.	423,838	0.0
33,844	Wausau Paper Corp.	310,688	0.0
24,667	Worthington Industries, Inc.	741,490	0.1
14,979 @	Zagg, Inc.	118,634	0.0
		38,810,695	3.9
	Telecommunication Services: 0.9%
52,868 @	8x8, Inc.	473,697	0.1
5,350	Atlantic Tele-Network, Inc.	369,578	0.0
137,577 @	Cincinnati Bell, Inc.	525,544	0.1
25,955	Cogent Communications Group, Inc.	878,317	0.1
24,137	Consolidated Communications Holdings, Inc.	507,118	0.1

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services (continued)
16,116 @,L	Fairpoint Communications, Inc.	$293,634	0.0
30,820 @	General Communication, Inc.	524,248	0.1
235,241 @	Globalstar, Inc.	496,359	0.1
38,599 @	inContact, Inc.	380,972	0.0
16,895	Inteliquent, Inc.	310,868	0.0
12,181 @,L	Intelsat SA	120,836	0.0
46,600 @	Iridium Communications, Inc.	423,594	0.0
40,289 @	Leap Wireless International, Inc. - CVR	106,766	0.0
16,131	Lumos Networks Corp.	238,578	0.0
5,646 @	Pacific DataVision, Inc.	237,866	0.0
112,006 @	Pendrell Corp.	153,448	0.0
35,370 @	Premier Global Services, Inc.	363,957	0.0
8,426	Reis, Inc.	186,889	0.0
24,558 @	RingCentral, Inc.	454,077	0.1
14,510	Shenandoah Telecom Co.	496,677	0.1
4,924 @	Straight Path Communications, Inc.	161,458	0.0
39,462	Windstream Holdings,Inc.	251,768	0.0
		8,801,296	0.9
	Telecommunications: 0.0%
18,949 @	Boingo Wireless, Inc.	156,519	0.0
	Utilities: 3.1%
23,139 @,L	Abengoa Yield PLC	724,713	0.1
20,480	Allete, Inc.	950,067	0.1
22,700	American States Water Co.	848,753	0.1
89,826 @	Atlantic Power Corp.	276,664	0.0
34,810	Avista Corp.	1,066,926	0.1
24,722	Black Hills Corp.	1,079,115	0.1
25,280	California Water Service Group	577,648	0.1
5,820	Chesapeake Utilities Corp.	313,407	0.0
30,383	Cleco Corp.	1,636,125	0.2
62,294 @	Dynegy, Inc.	1,822,100	0.2
26,944	El Paso Electric Co.	933,879	0.1
26,590	Empire District Electric Co.	579,662	0.1
8,507	Genie Energy Ltd	89,068	0.0
28,059	Idacorp, Inc.	1,575,232	0.2
22,399	Laclede Group, Inc.	1,166,092	0.1
21,690	MGE Energy, Inc.	840,054	0.1
44,021	New Jersey Resources Corp.	1,212,779	0.1
18,570	Northwest Natural Gas Co.	783,283	0.1
25,824	NorthWestern Corp.	1,258,920	0.1
10,260 L	NRG Yield, Inc.	224,591	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
15,799 L	NRG Yield, Inc.	$347,420	0.0
22,746	ONE Gas, Inc.	968,070	0.1
14,307	Ormat Technologies, Inc.	539,088	0.1
20,700	Otter Tail Corp.	550,620	0.1
21,691	Pattern Energy Group, Inc.	615,591	0.1
42,772	Piedmont Natural Gas Co.	1,510,279	0.2
49,945	PNM Resources, Inc.	1,228,647	0.1
40,383	Portland General Electric Co.	1,339,100	0.1
9,130	SJW Corp.	280,200	0.0
39,500	South Jersey Industries, Inc.	976,835	0.1
24,225	Southwest Gas Corp.	1,289,012	0.1
29,807 @	Talen Energy Corp.	511,488	0.0
28,870	UIL Holdings Corp.	1,322,823	0.1
6,300	Unitil Corp.	208,026	0.0
8,981 @	Vivint Solar, Inc.	109,299	0.0
26,455	WGL Holdings, Inc.	1,436,242	0.1
		31,191,818	3.1
	Total Common Stock (Cost $625,030,121)	960,180,241	96.8
RIGHTS: —%

— @	BioScrip, Inc.	—	—
	(Cost $ —)	—	—
WARRANTS: 0.0%
	Energy: 0.0%
11,987 @	Magnum Hunter Resources Corp.	496	0.0
	Total Warrants (Cost $ —)	496	0.0
	Total Long-Term Investments (Cost $625,030,121)	960,180,737	96.8

See Accompanying Notes to Financial Statements

Voya Russell™ Small Cap	PORTFOLIO OF INVESTMENTS
Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 8.3%
	Securities Lending Collateralcc: 5.6%
13,253,018	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $13,253,072, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $13,518,079, due 07/15/15-05/20/65)	$13,253,018	1.3
9,704,996	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $9,705,044, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest 11/15/15-03/01/48)	9,704,996	1.0
13,321,100	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $13,321,162, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $13,587,522, due 01/15/17-08/15/42)	13,321,100	1.4
13,253,018	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $13,253,069, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $13,518,082, due 07/31/15-05/20/65)	13,253,018	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
6,269,854	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $6,269,888, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $6,397,652, due 01/15/17-01/15/29)	$6,269,854	0.6
		55,801,986	5.6
Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
26,638,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $26,638,000)	26,638,000	2.7
	Total Short-Term Investments (Cost $82,439,986)	82,439,986	8.3
	Total Investments in Securities (Cost $707,470,107)	$1,042,620,723	105.1
	Liabilities in Excess of Other Assets	(50,893,052)	(5.1)
	Net Assets	$991,727,671	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

 @
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $708,959,923.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$382,524,873
Gross Unrealized Depreciation	(48,864,072)
Net Unrealized Appreciation	$333,660,801

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 26.9%
	Basic Materials: 1.8%
1,000,000	Agrium, Inc., 3.150%, 10/01/22	$969,945	0.0
1,000,000	Agrium, Inc., 3.500%, 06/01/23	977,963	0.0
500,000	Agrium, Inc., 4.125%, 03/15/35	447,177	0.0
750,000	Air Products & Chemicals, Inc., 1.200%, 10/15/17	747,437	0.0
500,000	Airgas, Inc., 2.900%, 11/15/22	487,803	0.0
3,200,000	AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,243,680	0.1
1,300,000	Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,249,603	0.1
3,700,000	BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,761,568	0.1
500,000	Cabot Corp., 2.550%, 01/15/18	508,196	0.0
800,000	Cabot Corp., 3.700%, 07/15/22	808,620	0.0
500,000	CF Industries, Inc., 3.450%, 06/01/23	484,301	0.0
400,000	CF Industries, Inc., 5.150%, 03/15/34	395,155	0.0
1,500,000	CF Industries, Inc., 7.125%, 05/01/20	1,782,240	0.1
3,282,000	Dow Chemical Co., 8.550%, 05/15/19	4,002,251	0.1
500,000	Dow Chemical Co/The, 4.250%, 10/01/34	469,762	0.0
500,000	Dow Chemical Co/The, 4.625%, 10/01/44	466,819	0.0
1,000,000	Eastman Chemical Co., 4.500%, 01/15/21	1,082,003	0.0
400,000	Eastman Chemical Co., 4.650%, 10/15/44	379,047	0.0
500,000	Ecolab, Inc., 1.000%, 08/09/15	499,462	0.0
725,000	Ecolab, Inc., 4.350%, 12/08/21	782,398	0.0
2,279,000	EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,557,079	0.1
525,000	Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	521,065	0.0
750,000 L	Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	739,615	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
500,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	$462,978	0.0
500,000	Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	417,512	0.0
250,000	Freeport-McMoRan, Inc., 2.300%, 11/14/17	249,555	0.0
200,000	Freeport-McMoRan, Inc., 4.000%, 11/14/21	196,454	0.0
200,000	Freeport-McMoRan, Inc., 5.400%, 11/14/34	172,560	0.0
250,000	Goldcorp, Inc., 3.625%, 06/09/21	248,726	0.0
400,000	International Paper Co., 3.650%, 06/15/24	394,425	0.0
750,000	International Paper Co., 3.800%, 01/15/26	737,121	0.0
500,000	International Paper Co., 5.150%, 05/15/46	480,444	0.0
750,000	International Paper Co., 5.000%, 09/15/35	734,902	0.0
500,000	LYB International Finance BV, 4.000%, 07/15/23	511,887	0.0
250,000	Monsanto Co., 2.125%, 07/15/19	248,265	0.0
1,000,000	Monsanto Co., 2.200%, 07/15/22	914,047	0.0
400,000	Monsanto Co., 2.750%, 07/15/21	392,763	0.0
1,000,000	Monsanto Co., 3.600%, 07/15/42	794,096	0.0
500,000	Monsanto Co., 3.950%, 04/15/45	414,930	0.0
250,000	Monsanto Co., 4.200%, 07/15/34	227,870	0.0
250,000	Mosaic Co., 5.450%, 11/15/33	266,166	0.0
1,500,000	Newmont Mining Corp., 3.500%, 03/15/22	1,432,025	0.1
500,000	Newmont Mining Corp., 5.875%, 04/01/35	488,713	0.0
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,211,822	0.1
1,000,000	Praxair, Inc., 2.200%, 08/15/22	951,875	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials (continued)
4,365,000	Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	$4,949,810	0.2
500,000	Rio Tinto Finance USA PLC, 1.375%, 06/17/16	501,753	0.0
490,000	Rio Tinto Finance USA PLC, 1.625%, 08/21/17	490,366	0.0
250,000	Rio Tinto Finance USA PLC, 2.250%, 12/14/18	251,454	0.0
500,000	Rio Tinto Finance USA Ltd, 3.750%, 06/15/25	493,236	0.0
1,539,000	RPM International, Inc., 3.450%, 11/15/22	1,484,938	0.1
600,000	Sherwin-Williams Co., 1.350%, 12/15/17	598,312	0.0
5,000,000	Southern Copper Corp., 5.375%, 04/16/20	5,473,500	0.2
250,000	Southern Copper Corp., 5.875%, 04/23/45	238,425	0.0
350,000	Southern Copper Corp., 6.750%, 04/16/40	363,209	0.0
3,000,000	Teck Resources Ltd., 4.750%, 01/15/22	2,788,365	0.1
3,350,000	Teck Resources Ltd, 2.500%, 02/01/18	3,277,205	0.1
1,220,000 L	Vale Overseas Ltd., 4.625%, 09/15/20	1,285,124	0.1
1,955,000	Vale Overseas Ltd., 6.875%, 11/21/36	1,895,257	0.1
1,000,000 L	Vale Overseas Ltd, 4.375%, 01/11/22	983,310	0.0
750,000	Vale SA, 5.625%, 09/11/42	635,378	0.0
1,500,000 #	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,516,131	0.1
		67,538,098	1.8
	Communications: 3.7%
250,000	21st Century Fox America, Inc., 4.750%, 09/15/44	244,502	0.0
3,550,000	21st Century Fox America, Inc., 6.150%, 03/01/37	4,105,646	0.1
300,000	Amazon.com, Inc., 0.650%, 11/27/15	300,039	0.0
300,000	Amazon.com, Inc., 1.200%, 11/29/17	299,099	0.0
300,000	Amazon.com, Inc., 2.500%, 11/29/22	285,204	0.0
5,000,000	America Movil SAB de CV, 5.000%, 03/30/20	5,541,000	0.2
300,000	AT&T, Inc., 1.400%, 12/01/17	298,150	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
755,000	AT&T, Inc., 1.700%, 06/01/17	$757,994	0.0
1,000,000	AT&T, Inc., 2.450%, 06/30/20	980,515	0.0
300,000	AT&T, Inc., 2.625%, 12/01/22	282,248	0.0
8,000,000	AT&T, Inc., 2.950%, 05/15/16	8,134,752	0.2
1,000,000	AT&T, Inc., 3.400%, 05/15/25	951,436	0.0
1,000,000	AT&T, Inc., 3.000%, 06/30/22	966,128	0.0
2,000,000	AT&T, Inc., 4.500%, 05/15/35	1,838,936	0.1
1,750,000	AT&T, Inc., 4.750%, 05/15/46	1,590,384	0.1
5,150,000	AT&T, Inc., 6.500%, 09/01/37	5,824,532	0.2
500,000	British Telecommunications PLC, 1.250%, 02/14/17	499,342	0.0
1,500,000	British Telecommunications PLC, 1.625%, 06/28/16	1,507,929	0.1
500,000	British Telecommunications PLC, 2.350%, 02/14/19	502,386	0.0
300,000	CBS Corp., 2.300%, 08/15/19	296,554	0.0
300,000	CBS Corp., 3.700%, 08/15/24	293,281	0.0
2,000,000	CBS Corp., 4.300%, 02/15/21	2,128,372	0.1
250,000	CBS Corp., 4.600%, 01/15/45	223,278	0.0
300,000	CBS Corp., 4.900%, 08/15/44	278,433	0.0
1,000,000	Cisco Systems, Inc., 1.100%, 03/03/17	1,002,992	0.0
1,000,000	Cisco Systems, Inc., 2.125%, 03/01/19	1,006,791	0.0
1,000,000	Cisco Systems, Inc., 2.900%, 03/04/21	1,020,376	0.0
1,000,000	Cisco Systems, Inc., 3.625%, 03/04/24	1,031,485	0.0
1,500,000	Cisco Systems, Inc., 5.500%, 01/15/40	1,707,613	0.1
500,000	Comcast Corp., 3.375%, 02/15/25	493,503	0.0
1,250,000	Comcast Corp., 3.600%, 03/01/24	1,262,447	0.1
750,000	Comcast Corp., 4.250%, 01/15/33	732,598	0.0
750,000	Comcast Corp., 4.200%, 08/15/34	722,559	0.0
1,000,000	Comcast Corp., 4.500%, 01/15/43	976,550	0.0
1,000,000	Comcast Corp., 4.600%, 08/15/45	990,065	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
2,000,000	Comcast Corp., 6.300%, 11/15/17	$2,226,638	0.1
335,000	Comcast Corp., 6.500%, 11/15/35	416,388	0.0
750,000	Corning, Inc., 1.450%, 11/15/17	747,008	0.0
300,000 #	Cox Communications, Inc., 3.250%, 12/15/22	286,095	0.0
500,000	DirecTV Financing Co., Inc., 1.750%, 01/15/18	498,284	0.0
3,120,000	DirecTV Holdings, LLC, 6.000%, 08/15/40	3,238,438	0.1
750,000	Discovery Communications LLC, 3.250%, 04/01/23	722,284	0.0
1,800,000	Discovery Communications, LLC, 4.375%, 06/15/21	1,894,073	0.1
250,000	eBay, Inc., 1.350%, 07/15/17	249,589	0.0
300,000	eBay, Inc., 2.875%, 08/01/21	295,450	0.0
300,000	eBay, Inc., 3.450%, 08/01/24	288,755	0.0
250,000	eBay, Inc., 4.000%, 07/15/42	202,612	0.0
1,500,000	Expedia, Inc., 5.950%, 08/15/20	1,672,324	0.1
1,000,000 L	Expedia, Inc., 7.456%, 08/15/18	1,148,597	0.1
4,220,000	Google, Inc., 2.125%, 05/19/16	4,283,237	0.1
500,000	Juniper Networks, Inc., 4.500%, 03/15/24	504,797	0.0
300,000	Motorola Solutions, Inc., 3.500%, 09/01/21	298,407	0.0
100,000	Motorola Solutions, Inc., 4.000%, 09/01/24	97,042	0.0
1,500,000 #	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,489,042	0.1
500,000	NBCUniversal Media, LLC, 2.875%, 01/15/23	485,764	0.0
500,000	NBCUniversal Media, LLC, 4.450%, 01/15/43	479,918	0.0
1,500,000	Omnicom Group, Inc., 3.625%, 05/01/22	1,509,552	0.1
250,000	Orange SA, 2.750%, 02/06/19	253,920	0.0
500,000	Orange SA, 5.500%, 02/06/44	524,138	0.0
1,500,000	Qwest Corp., 6.750%, 12/01/21	1,657,796	0.1
250,000	Rogers Communications, Inc., 5.000%, 03/15/44	247,281	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
500,000	Scripps Networks Interactive, Inc., 3.500%, 06/15/22	$492,177	0.0
250,000	Scripps Networks Interactive, Inc., 3.900%, 11/15/24	245,843	0.0
1,000,000	Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,036,212	0.0
750,000	Telefonica Emisiones SAU, 3.192%, 04/27/18	770,558	0.0
2,655,000	Telefonica Emisiones SAU, 3.992%, 02/16/16	2,700,924	0.1
700,000	Telefonica Emisiones SAU, 5.134%, 04/27/20	765,893	0.0
2,000,000	Telefonica Emisiones SAU, 5.462%, 02/16/21	2,212,074	0.1
750,000	Time Warner Cable, Inc., 4.125%, 02/15/21	774,533	0.0
1,000,000	Time Warner Cable, Inc., 4.500%, 09/15/42	822,328	0.0
400,000	Time Warner Cable, Inc., 5.350%, 12/15/43	409,936	0.0
5,075,000	Time Warner Cable, Inc., 5.850%, 05/01/17	5,421,044	0.2
1,925,000	Time Warner Cable, Inc., 6.500%, 11/15/36	2,261,376	0.1
500,000	Time Warner, Inc., 2.100%, 06/01/19	496,815	0.0
500,000	Time Warner, Inc., 3.550%, 06/01/24	487,836	0.0
500,000	Time Warner, Inc., 4.650%, 06/01/44	475,439	0.0
3,500,000	Time Warner, Inc., 4.875%, 03/15/20	3,820,107	0.1
500,000	Time Warner, Inc., 4.850%, 07/15/45	485,177	0.0
500,000	Verizon Communications, Inc., 1.100%, 11/01/17	494,411	0.0
500,000	Verizon Communications, Inc., 2.550%, 06/17/19	506,937	0.0
776,000	Verizon Communications, Inc., 2.625%, 02/21/20	774,436	0.0
500,000	Verizon Communications, Inc., 3.450%, 03/15/21	509,805	0.0
500,000	Verizon Communications, Inc., 4.150%, 03/15/24	513,428	0.0
650,000	Verizon Communications, Inc., 4.400%, 11/01/34	610,296	0.0
655,000 #	Verizon Communications, Inc., 4.522%, 09/15/48	579,283	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
3,000,000	Verizon Communications, Inc., 4.500%, 09/15/20	$3,237,012	0.1
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/41	2,810,727	0.1
4,636,000	Verizon Communications, Inc., 4.862%, 08/21/46	4,339,945	0.1
133,000	Verizon Communications, Inc., 5.012%, 08/21/54	122,070	0.0
1,250,000	Verizon Communications, Inc.,5.050%, 03/15/34	1,258,643	0.1
1,375,000	Verizon Communications, Inc.,5.150%, 09/15/23	1,509,071	0.1
5,225,000	Verizon Communications, Inc.,6.350%, 04/01/19	5,971,914	0.2
40,000	Verizon Communications, Inc.,6.400%, 09/15/33	45,846	0.0
135,000	Verizon Communications, Inc., 6.550%, 09/15/43	158,391	0.0
400,000	Viacom, Inc., 2.200%, 04/01/19	395,928	0.0
3,500,000	Viacom, Inc., 2.500%, 12/15/16	3,554,359	0.1
1,000,000	Viacom, Inc., 2.500%, 09/01/18	1,010,609	0.0
1,000,000	Viacom, Inc., 3.250%, 03/15/23	950,700	0.0
400,000	Viacom, Inc., 3.875%, 04/01/24	391,834	0.0
200,000	Viacom, Inc., 4.850%, 12/15/34	184,996	0.0
400,000	Viacom, Inc., 5.250%, 04/01/44	375,101	0.0
1,000,000	Viacom, Inc., 5.850%, 09/01/43	995,553	0.0
500,000	Vodafone Group PLC, 1.500%, 02/19/18	491,640	0.0
500,000	Vodafone Group PLC, 2.950%, 02/19/23	467,195	0.0
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	4,235,270	0.1
300,000	Walt Disney Co., 0.450%, 12/01/15	299,908	0.0
300,000	Walt Disney Co., 1.100%, 12/01/17	299,874	0.0
300,000	Walt Disney Co., 2.350%, 12/01/22	290,139	0.0
1,000,000	Walt Disney Co., 5.500%, 03/15/19	1,130,255	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,000,000	WPP Finance 2010, 3.625%, 09/07/22	$1,009,388	0.0
		137,997,784	3.7
	Consumer, Cyclical: 1.6%
500,000	AutoZone, Inc., 2.875%, 01/15/23	479,147	0.0
750,000	AutoZone, Inc., 3.125%, 07/15/23	727,630	0.0
400,000	BorgWarner, Inc., 4.375%, 03/15/45	374,309	0.0
500,000	Carnival Corp., 1.200%, 02/05/16	500,676	0.0
400,000	Coach, Inc., 4.250%, 04/01/25	384,351	0.0
1,839,712	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,129,467	0.1
300,000	Costco Wholesale Corp., 1.125%, 12/15/17	299,261	0.0
300,000	Costco Wholesale Corp., 1.700%, 12/15/19	296,740	0.0
100,000	CVS Caremark Corp., 1.200%, 12/05/16	100,164	0.0
250,000	CVS Caremark Corp., 2.250%, 12/05/18	253,137	0.0
750,000	CVS Caremark Corp., 2.750%, 12/01/22	723,311	0.0
250,000	CVS Caremark Corp., 3.375%, 08/12/24	245,750	0.0
250,000	CVS Caremark Corp., 4.000%, 12/05/23	258,356	0.0
200,000	CVS Caremark Corp., 5.300%, 12/05/43	217,988	0.0
250,000	CVS Health Corp., 2.250%, 08/12/19	249,013	0.0
500,000 #	Daimler Finance North America LLC, 1.450%, 08/01/16	502,004	0.0
500,000 #	Daimler Finance North America LLC, 2.375%, 08/01/18	506,901	0.0
1,031,736	Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,183,917	0.1
300,000	Ford Motor Co., 4.750%, 01/15/43	292,931	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,000,000	Ford Motor Credit Co. LLC, 1.700%, 05/09/16	$1,001,446	0.0
2,250,000	Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,271,263	0.1
600,000	Ford Motor Credit Co. LLC, 2.500%, 01/15/16	604,902	0.0
1,000,000	Ford Motor Credit Co. LLC, 4.250%, 02/03/17	1,039,650	0.1
1,000,000	Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,042,827	0.1
500,000	Ford Motor Credit Co. LLC, 7.450%, 07/16/31	640,953	0.0
750,000	Ford Motor Credit Co., LLC, 4.250%, 09/20/22	781,373	0.0
1,300,000	Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,480,404	0.1
3,350,000	Home Depot, Inc., 5.875%, 12/16/36	4,027,698	0.1
500,000	Hyatt Hotels Corp., 3.375%, 07/15/23	487,093	0.0
1,000,000 #	Hyundai Capital America, 1.875%, 08/09/16	1,006,039	0.0
1,000,000 #	Hyundai Capital America, 2.875%, 08/09/18	1,023,533	0.1
4,125,000 #	Hyundai Capital America, 3.750%, 04/06/16	4,202,055	0.1
200,000	Johnson Controls, Inc., 1.400%, 11/02/17	199,304	0.0
400,000	Johnson Controls, Inc., 3.625%, 07/02/24	400,902	0.0
250,000	Johnson Controls, Inc., 4.625%, 07/02/44	238,603	0.0
1,000,000	Lowe’s Cos, Inc., 1.625%, 04/15/17	1,010,918	0.0
600,000	Lowe’s Cos, Inc., 4.250%, 09/15/44	579,335	0.0
500,000	Macy’s Retail Holdings, Inc., 2.875%, 02/15/23	481,533	0.0
532,000	Macy’s Retail Holdings, Inc., 3.625%, 06/01/24	530,768	0.0
1,000,000	Macy’s Retail Holdings, Inc., 3.875%, 01/15/22	1,037,238	0.1
500,000	Macy’s Retail Holdings, Inc., 4.500%, 12/15/34	479,829	0.0
2,000,000	Marriott International, Inc., 3.000%, 03/01/19	2,051,108	0.1
500,000	Mattel, Inc., 1.700%, 03/15/18	497,606	0.0
500,000	Mattel, Inc., 2.350%, 05/06/19	499,239	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
500,000	Mattel, Inc., 3.150%, 03/15/23	$484,320	0.0
325,000	McDonald’s Corp., 6.300%, 10/15/37	384,425	0.0
400,000	McDonald’s Corp., 4.600%, 05/26/45	390,339	0.0
1,250,000	Mohawk Industries, Inc., 3.850%, 02/01/23	1,248,721	0.1
300,000	Newell Rubbermaid, Inc., 2.050%, 12/01/17	302,904	0.0
250,000	Newell Rubbermaid, Inc., 2.875%, 12/01/19	252,728	0.0
750,000 #	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	751,520	0.0
400,000 #	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	402,837	0.0
3,200,000	Nordstrom, Inc., 4.750%, 05/01/20	3,546,358	0.1
500,000	NVR, Inc., 3.950%, 09/15/22	507,117	0.0
300,000	O'Reilly Automotive, Inc., 3.800%, 09/01/22	306,116	0.0
250,000	Starbucks Corp., 2.000%, 12/05/18	254,049	0.0
500,000	Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	476,423	0.0
400,000	Starwood Hotels & Resorts Worldwide, Inc., 4.500%, 10/01/34	373,012	0.0
500,000	TJX Cos, Inc., 2.500%, 05/15/23	478,690	0.0
5,295,000	Toyota Motor Credit Corp., 2.800%, 01/11/16	5,355,527	0.2
500,000 #	Volkswagen Group of America Finance LLC, 2.400%, 05/22/20	497,341	0.0
500,000	Walgreen Co., 1.800%, 09/15/17	502,167	0.0
250,000	Walgreens Boots Alliance, Inc., 2.700%, 11/18/19	250,393	0.0
250,000	Walgreens Boots Alliance, Inc., 3.300%, 11/18/21	248,342	0.0
250,000	Walgreens Boots Alliance, Inc., 3.800%, 11/18/24	244,675	0.0
250,000	Walgreens Boots Alliance, Inc., 4.500%, 11/18/34	235,130	0.0
250,000	Walgreens Boots Alliance, Inc., 4.800%, 11/18/44	235,305	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,000,000	Wal-Mart Stores, Inc., 3.300%, 04/22/24	$1,013,751	0.0
3,130,000	Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,656,206	0.1
300,000	Whirlpool Corp., 3.700%, 05/01/25	298,147	0.0
200,000	Whirlpool Corp., 4.000%, 03/01/24	204,320	0.0
1,000,000	Wyndham Worldwide Corp., 4.250%, 03/01/22	1,010,875	0.0
800,000	Yum! Brands, Inc., 3.750%, 11/01/21	805,563	0.0
		62,057,973	1.6
	Consumer, Non-cyclical: 3.7%
500,000	AbbVie, Inc., 1.800%, 05/14/18	498,478	0.0
500,000	AbbVie, Inc., 2.500%, 05/14/20	495,216	0.0
250,000	AbbVie, Inc., 3.200%, 11/06/22	247,648	0.0
250,000	AbbVie, Inc., 3.600%, 05/14/25	247,222	0.0
1,250,000	AbbVie, Inc., 4.500%, 05/14/35	1,223,125	0.1
250,000	AbbVie, Inc., 4.700%, 05/14/45	247,535	0.0
1,000,000	Actavis Funding SCS, 3.000%, 03/12/20	1,005,212	0.1
500,000	Actavis Funding SCS, 3.450%, 03/15/22	495,539	0.0
500,000	Actavis plc, 1.875%, 10/01/17	500,785	0.0
500,000	Actavis plc, 3.250%, 10/01/22	484,872	0.0
500,000	Actavis plc, 4.625%, 10/01/42	466,125	0.0
1,725,000	Aetna, Inc., 1.500%, 11/15/17	1,729,908	0.1
400,000	Aetna, Inc., 2.200%, 03/15/19	400,601	0.0
500,000	Aetna, Inc., 2.750%, 11/15/22	471,630	0.0
250,000	Aetna, Inc., 3.500%, 11/15/24	245,187	0.0
300,000	Aetna, Inc., 4.500%, 05/15/42	279,125	0.0
500,000	Allergan, Inc./United States, 2.800%, 03/15/23	461,993	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Altria Group, Inc.,2.950%, 05/02/23	$477,822	0.0
300,000	Altria Group, Inc.,4.250%, 08/09/42	266,313	0.0
1,156,000	Altria Group, Inc., 9.950%, 11/10/38	1,861,773	0.1
500,000	AmerisourceBergen Corp., 3.400%, 05/15/24	497,510	0.0
250,000	AmerisourceBergen Corp., 4.250%, 03/01/45	227,004	0.0
250,000	Amgen, Inc., 3.625%, 05/22/24	248,110	0.0
4,400,000	Amgen, Inc., 3.875%, 11/15/21	4,615,622	0.1
1,000,000	Amgen, Inc., 4.400%, 05/01/45	927,622	0.0
661,000	Amgen, Inc., 6.375%, 06/01/37	780,926	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	500,057	0.0
500,000	Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	502,422	0.0
250,000	Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	220,425	0.0
3,500,000	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	3,946,943	0.1
750,000	AstraZeneca PLC, 1.950%, 09/18/19	746,295	0.0
2,900,000	AstraZeneca PLC, 6.450%, 09/15/37	3,711,449	0.1
500,000	Baxter International, Inc., 0.950%, 06/01/16	499,148	0.0
239,000	Baxter International, Inc., 1.850%, 06/15/18	238,253	0.0
1,000,000	Baxter International, Inc., 3.200%, 06/15/23	1,023,659	0.1
500,000	Baxter International, Inc., 3.650%, 08/15/42	494,728	0.0
4,370,000	Becton Dickinson & Co., 3.125%, 11/08/21	4,333,559	0.1
2,000,000	Biogen, Inc., 6.875%, 03/01/18	2,263,404	0.1
400,000	Boston Scientific Corp., 2.850%, 05/15/20	399,608	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
400,000	Boston Scientific Corp., 3.375%, 05/15/22	$391,860	0.0
1,500,000	Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,493,938	0.1
500,000	Bristol-Myers Squibb Co., 3.250%, 08/01/42	418,478	0.0
500,000	Bunge Ltd. Finance Corp., 3.200%, 06/15/17	514,984	0.0
500,000	Campbell Soup Co., 3.800%, 08/02/42	423,196	0.0
400,000	Cardinal Health, Inc., 1.900%, 06/15/17	403,566	0.0
500,000	Cardinal Health, Inc., 3.200%, 03/15/23	494,756	0.0
400,000	Cardinal Health, Inc., 3.750%, 09/15/25	398,156	0.0
500,000	Cardinal Health, Inc., 4.600%, 03/15/43	482,423	0.0
500,000	Cardinal Health, Inc., 4.900%, 09/15/45	495,986	0.0
500,000	Celgene Corp., 1.900%, 08/15/17	505,361	0.0
1,000,000	Celgene Corp., 2.300%, 08/15/18	1,015,274	0.1
250,000	Celgene Corp., 3.625%, 05/15/24	250,173	0.0
2,945,000	Celgene Corp., 3.950%, 10/15/20	3,129,878	0.1
500,000	Celgene Corp., 4.625%, 05/15/44	477,228	0.0
1,000,000	Celgene Corp., 4.000%, 08/15/23	1,023,259	0.1
3,000,000	Cigna Corp., 4.000%, 02/15/22	3,092,571	0.1
2,500,000	Cigna Corp., 5.125%, 06/15/20	2,803,862	0.1
750,000	Clorox Co., 3.050%, 09/15/22	733,102	0.0
3,000,000	Coca-Cola Co., 3.150%, 11/15/20	3,127,617	0.1
1,000,000	Colgate-Palmolive Co., 0.900%, 05/01/18	992,538	0.0
792,000	ConAgra Foods, Inc., 2.100%, 03/15/18	784,408	0.0
543,000	ConAgra Foods, Inc., 3.200%, 01/25/23	507,643	0.0
500,000	Coventry Health Care, Inc., 5.450%, 06/15/21	563,440	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000	Covidien International Finance SA, 3.200%, 06/15/22	$498,285	0.0
750,000	Diageo Capital PLC, 1.125%, 04/29/18	740,646	0.0
750,000	Diageo Capital PLC, 2.625%, 04/29/23	715,093	0.0
500,000	Diageo Investment Corp., 2.875%, 05/11/22	489,000	0.0
750,000	Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	735,733	0.0
3,275,000	Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,311,670	0.1
500,000	Eli Lilly & Co., 3.700%, 03/01/45	452,941	0.0
500,000 #	ERAC USA Finance LLC, 2.350%, 10/15/19	496,839	0.0
500,000 #	ERAC USA Finance LLC, 3.850%, 11/15/24	502,084	0.0
300,000	Estee Lauder Cos, Inc., 3.700%, 08/15/42	262,459	0.0
400,000	Express Scripts Holding Co., 2.250%, 06/15/19	396,841	0.0
250,000	Express Scripts Holding Co., 3.500%, 06/15/24	244,626	0.0
4,210,000	Express Scripts, Inc., 3.125%, 05/15/16	4,279,785	0.1
350,000	Flowers Foods, Inc., 4.375%, 04/01/22	365,361	0.0
500,000	General Mills, Inc., 0.875%, 01/29/16	500,463	0.0
750,000	General Mills, Inc., 4.150%, 02/15/43	692,887	0.0
350,000	Gilead Sciences, Inc., 2.050%, 04/01/19	351,928	0.0
200,000	Gilead Sciences, Inc., 4.500%, 02/01/45	198,956	0.0
350,000	Gilead Sciences, Inc., 4.800%, 04/01/44	361,721	0.0
1,000,000	GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,007,119	0.1
500,000	GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	500,800	0.0
500,000	GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	489,937	0.0
500,000 #	HJ Heinz Co., 5.200%, 07/15/45	513,594	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
500,000 #	HJ Heinz Co., 5.000%, 07/15/35	$507,999	0.0
3,550,000	Humana, Inc., 3.150%, 12/01/22	3,425,526	0.1
1,070,000	Humana, Inc., 6.300%, 08/01/18	1,209,405	0.1
551,000	Kellogg Co., 4.000%, 12/15/20	585,991	0.0
1,000,000	Kraft Foods Group, Inc., 2.250%, 06/05/17	1,013,967	0.1
3,266,000	Kraft Foods, Inc., 6.125%, 08/23/18	3,652,730	0.1
400,000	Kroger Co., 2.300%, 01/15/19	401,569	0.0
400,000	Kroger Co., 3.300%, 01/15/21	408,384	0.0
1,000,000	Kroger Co., 3.850%, 08/01/23	1,026,160	0.1
1,379,000	Kroger Co., 7.500%, 04/01/31	1,775,745	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	505,388	0.0
250,000	Laboratory Corp. of America Holdings, 2.625%, 02/01/20	248,014	0.0
250,000	Laboratory Corp. of America Holdings, 3.200%, 02/01/22	246,562	0.0
250,000	Laboratory Corp. of America Holdings, 4.700%, 02/01/45	228,346	0.0
3,000,000	RJ Reynolds Tobacco Co/NC, 8.125%, 06/23/19	3,554,694	0.1
500,000	McKesson Corp., 1.400%, 03/15/18	494,638	0.0
500,000	McKesson Corp., 2.284%, 03/15/19	499,951	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	480,021	0.0
1,500,000	McKesson Corp., 3.250%, 03/01/16	1,522,799	0.1
400,000	McKesson Corp., 3.796%, 03/15/24	404,776	0.0
300,000	McKesson Corp., 4.883%, 03/15/44	298,884	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/44	238,021	0.0
400,000	Medtronic, Inc., 2.750%, 04/01/23	387,062	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	322,574	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
250,000	Medtronic, Inc., 4.625%, 03/15/44	$251,682	0.0
250,000	Merck & Co., Inc., 1.850%, 02/10/20	247,857	0.0
250,000	Merck & Co., Inc., 3.700%, 02/10/45	223,019	0.0
1,000,000	Merck & Co., Inc., 4.150%, 05/18/43	970,693	0.0
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	486,866	0.0
1,000,000	Mondelez International, Inc., 4.000%, 02/01/24	1,036,169	0.1
250,000	Mylan, Inc./PA, 2.550%, 03/28/19	247,873	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	507,613	0.0
250,000	PepsiCo, Inc., 4.250%, 10/22/44	243,770	0.0
1,500,000	PepsiCo, Inc., 4.000%, 03/05/42	1,405,877	0.1
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,547,138	0.1
750,000	Pfizer, Inc., 3.400%, 05/15/24	755,678	0.0
1,000,000	Pfizer, Inc., 4.300%, 06/15/43	978,966	0.0
2,000,000	Pfizer, Inc., 6.200%, 03/15/19	2,287,348	0.1
250,000	Philip Morris International, Inc., 3.250%, 11/10/24	246,020	0.0
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	612,782	0.0
250,000	Philip Morris International, Inc., 1.250%, 11/09/17	249,696	0.0
500,000	Philip Morris International, Inc., 4.250%, 11/10/44	472,574	0.0
250,000	Reynolds American, Inc., 3.250%, 11/01/22	240,883	0.0
500,000	Reynolds American, Inc., 5.700%, 08/15/35	518,529	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	268,541	0.0
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,566,550	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	493,202	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	499,824	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	993,330	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
250,000	Synchrony Financial, 3.750%, 08/15/21	$251,974	0.0
250,000	Synchrony Financial, 3.000%, 08/15/19	251,831	0.0
300,000	Synchrony Financial, 4.250%, 08/15/24	301,423	0.0
500,000	Sysco Corp., 3.000%, 10/02/21	505,000	0.0
500,000	Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	491,283	0.0
150,000	Tyson Foods, Inc., 2.650%, 08/15/19	151,021	0.0
1,000,000	UnitedHealth Group, Inc., 0.850%, 10/15/15	1,000,825	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	740,913	0.0
300,000	UnitedHealth Group, Inc., 2.300%, 12/15/19	300,676	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	478,189	0.0
300,000	UnitedHealth Group, Inc., 2.875%, 12/15/21	299,886	0.0
500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	481,188	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,054,402	0.1
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,111,683	0.1
500,000	Ventas Realty L.P., 3.750%, 05/01/24	492,945	0.0
400,000	Verisk Analytics, Inc., 5.500%, 06/15/45	393,488	0.0
250,000	Anthem, Inc., 3.500%, 08/15/24	240,245	0.0
1,250,000	WellPoint, Inc., 1.250%, 09/10/15	1,250,745	0.1
250,000	WellPoint, Inc., 1.875%, 01/15/18	249,603	0.0
250,000	WellPoint, Inc., 2.250%, 08/15/19	247,026	0.0
1,000,000	WellPoint, Inc., 2.300%, 07/15/18	1,006,131	0.1
250,000	WellPoint, Inc., 4.650%, 08/15/44	228,715	0.0
		137,236,196	3.7
	Energy: 3.2%
1,000,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	1,054,386	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
625,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	$755,817	0.0
500,000 L	Anadarko Petroleum Corp., 3.450%, 07/15/24	492,919	0.0
2,250,000	Anadarko Petroleum Corp., 4.500%, 07/15/44	2,074,801	0.1
543,000	Apache Corp., 3.250%, 04/15/22	534,200	0.0
1,000,000	Apache Corp., 4.750%, 04/15/43	925,635	0.0
1,000,000	Apache Corp., 5.625%, 01/15/17	1,060,901	0.1
500,000	Apache Corp., 4.250%, 01/15/44	434,321	0.0
250,000	Boardwalk Pipelines L.P., 4.950%, 12/15/24	245,277	0.0
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	999,478	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/23	956,190	0.0
500,000	BP Capital Markets PLC, 3.062%, 03/17/22	498,677	0.0
250,000	BP Capital Markets PLC, 3.535%, 11/04/24	247,630	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/24	508,749	0.0
1,650,000	Cameron International Corp., 3.600%, 04/30/22	1,641,022	0.1
400,000	Cameron International Corp., 3.700%, 06/15/24	385,055	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/24	247,315	0.0
500,000	Cenovus Energy, Inc., 4.450%, 09/15/42	440,299	0.0
1,000,000	Cenovus Energy, Inc., 5.200%, 09/15/43	944,642	0.0
300,000	Chevron Corp., 1.104%, 12/05/17	298,765	0.0
300,000	Chevron Corp., 2.355%, 12/05/22	287,019	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	498,072	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	473,882	0.0
750,000	CNOOC Finance 2015 USA LLC, 3.500%, 05/05/25	721,784	0.0
500,000	CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	500,865	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	$766,277	0.0
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	257,982	0.0
500,000	ConocoPhillips Co., 4.150%, 11/15/34	483,051	0.0
2,000,000	ConocoPhillips, 6.500%, 02/01/39	2,479,318	0.1
500,000	ConocoPhillips Co., 3.350%, 05/15/25	493,969	0.0
500,000	ConocoPhillips Co., 4.300%, 11/15/44	477,352	0.0
400,000	Devon Energy Corp., 3.250%, 05/15/22	395,492	0.0
3,750,000	Devon Energy Corp., 4.000%, 07/15/21	3,933,116	0.1
1,000,000	Devon Energy Corp., 5.000%, 06/15/45	987,449	0.0
250,000 L	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	198,858	0.0
500,000	Ecopetrol SA, 4.125%, 01/16/25	462,650	0.0
400,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	394,912	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/24	233,611	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/44	205,523	0.0
500,000 L	Energy Transfer Partners L.P., 3.600%, 02/01/23	473,688	0.0
500,000	Energy Transfer Partners L.P., 4.150%, 10/01/20	514,005	0.0
800,000	Energy Transfer Partners L.P., 6.125%, 12/15/45	804,722	0.0
1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/42	1,863,901	0.1
400,000	EnLink Midstream Partners L.P., 5.050%, 04/01/45	362,828	0.0
250,000 L	Ensco PLC, 4.500%, 10/01/24	238,947	0.0
1,000,000	Ensco PLC, 5.750%, 10/01/44	891,348	0.0
100,000	Enterprise Products Operating LLC, 3.750%, 02/15/25	98,055	0.0
500,000	Enterprise Products Operating LLC, 3.700%, 02/15/26	486,911	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
100,000	Enterprise Products Operating LLC, 4.850%, 03/15/44	$94,070	0.0
1,750,000	Enterprise Products Operating LLC, 4.900%, 05/15/46	1,651,193	0.1
4,805,000	Enterprise Products Operating, LLC, 3.200%, 02/01/16	4,864,025	0.2
300,000	Enterprise Products Operating, LLC, 4.450%, 02/15/43	271,194	0.0
400,000	EOG Resources, Inc., 2.450%, 04/01/20	402,432	0.0
1,950,000 L	EOG Resources, Inc., 2.625%, 03/15/23	1,872,055	0.1
500,000	EOG Resources, Inc., 3.900%, 04/01/35	472,786	0.0
500,000	FMC Technologies, Inc., 2.000%, 10/01/17	499,506	0.0
1,000,000	Halliburton Co., 1.000%, 08/01/16	999,706	0.0
500,000	Halliburton Co., 2.000%, 08/01/18	503,917	0.0
500,000	Halliburton Co., 3.500%, 08/01/23	504,943	0.0
500,000	Halliburton Co., 4.750%, 08/01/43	513,071	0.0
1,500,000	Hess Corp., 5.600%, 02/15/41	1,536,666	0.1
1,350,000	Hess Corp., 8.125%, 02/15/19	1,598,536	0.1
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	493,136	0.0
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	466,321	0.0
400,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/44	363,445	0.0
2,825,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,036,539	0.1
667,000	Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	652,510	0.0
300,000	Kinder Morgan, Inc./DE, 3.050%, 12/01/19	299,734	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	Kinder Morgan, Inc./DE, 4.300%, 06/01/25	$485,625	0.0
500,000	Kinder Morgan, Inc./DE, 5.050%, 02/15/46	433,654	0.0
500,000	Kinder Morgan, Inc./DE, 5.550%, 06/01/45	462,242	0.0
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,317,516	0.1
600,000	Magellan Midstream Partners L.P., 6.550%, 07/15/19	688,496	0.0
1,000,000	Marathon Oil Corp., 0.900%, 11/01/15	999,831	0.0
500,000	Marathon Oil Corp., 2.800%, 11/01/22	474,127	0.0
250,000	Marathon Oil Corp., 3.850%, 06/01/25	245,143	0.0
1,000,000	Marathon Oil Corp., 5.200%, 06/01/45	970,918	0.0
1,000,000	Marathon Petroleum Corp., 3.500%, 03/01/16	1,016,998	0.1
400,000	Marathon Petroleum Corp., 4.750%, 09/15/44	365,164	0.0
500,000	Murphy Oil Corp., 2.500%, 12/01/17	499,268	0.0
1,350,000	Murphy Oil Corp., 3.700%, 12/01/22	1,235,767	0.1
300,000	Noble Energy, Inc., 3.900%, 11/15/24	295,928	0.0
700,000	Noble Energy, Inc., 5.050%, 11/15/44	670,844	0.0
3,000,000	Noble Holding International Ltd., 4.625%, 03/01/21	2,978,310	0.1
3,700,000	Occidental Petroleum Corp., 2.500%, 02/01/16	3,745,784	0.1
250,000	Occidental Petroleum Corp., 4.625%, 06/15/45	248,519	0.0
1,500,000	ONEOK Partners L.P., 2.000%, 10/01/17	1,503,693	0.1
3,920,000	ONEOK Partners L.P., 3.250%, 02/01/16	3,957,318	0.1
1,000,000	ONEOK Partners L.P., 6.200%, 09/15/43	983,945	0.0
1,000,000	Petrobras Global Finance BV, 2.000%, 05/20/16	990,670	0.0
1,000,000	Petrobras Global Finance BV, 3.000%, 01/15/19	927,530	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
250,000	Petrobras Global Finance BV, 3.250%, 03/17/17	$246,585	0.0
1,000,000	Petrobras Global Finance BV, 4.375%, 05/20/23	874,200	0.0
500,000	Petrobras Global Finance BV, 4.875%, 03/17/20	476,670	0.0
500,000 L	Petrobras Global Finance BV, 7.250%, 03/17/44	467,215	0.0
3,755,000	Petrobras International Finance Co., 5.750%, 01/20/20	3,729,992	0.1
250,000	Phillips 66, 4.650%, 11/15/34	244,618	0.0
500,000	Pioneer Natural Resources Co., 3.950%, 07/15/22	504,148	0.0
300,000	Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	281,682	0.0
275,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	276,957	0.0
250,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	228,543	0.0
750,000	Shell International Finance BV, 1.125%, 08/21/17	749,329	0.0
1,500,000	Shell International Finance BV, 4.125%, 05/11/35	1,468,685	0.1
250,000	Shell International Finance BV, 4.375%, 05/11/45	246,831	0.0
250,000	Southwestern Energy Co., 3.300%, 01/23/18	256,401	0.0
250,000	Southwestern Energy Co., 4.050%, 01/23/20	256,979	0.0
250,000	Southwestern Energy Co., 4.950%, 01/23/25	252,691	0.0
600,000	Spectra Energy Partners L.P., 4.500%, 03/15/45	531,668	0.0
250,000	Statoil ASA, 2.250%, 11/08/19	250,808	0.0
250,000	Statoil ASA, 2.750%, 11/10/21	249,752	0.0
500,000	Statoil ASA, 3.950%, 05/15/43	464,671	0.0
2,950,000	Suncor Energy, Inc., 6.500%, 06/15/38	3,595,020	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	$473,370	0.0
500,000	Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	438,070	0.0
400,000	Talisman Energy, Inc., 5.500%, 05/15/42	360,112	0.0
2,000,000	TC Pipelines L.P., 4.650%, 06/15/21	2,082,586	0.1
500,000	Total Capital Canada Ltd., 2.750%, 07/15/23	482,965	0.0
500,000	Total Capital International SA, 0.750%, 01/25/16	500,813	0.0
500,000	Total Capital International SA, 1.000%, 08/12/16	501,000	0.0
500,000	Total Capital International SA, 2.750%, 06/19/21	504,074	0.0
3,500,000	Total Capital S.A., 4.450%, 06/24/20	3,845,860	0.1
500,000	Total Capital SA, 2.125%, 08/10/18	507,592	0.0
2,000,000	TransCanada PipeLines Ltd., 4.625%, 03/01/34	1,983,386	0.1
1,000,000	TransCanada PipeLines Ltd., 7.625%, 01/15/39	1,315,102	0.1
250,000	TransCanada PipeLines Ltd, 1.875%, 01/12/18	251,691	0.0
1,676,000	Transocean, Inc., 6.800%, 03/15/38	1,261,190	0.1
1,785,000	Valero Energy Corp., 6.625%, 06/15/37	2,016,379	0.1
1,500,000	Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,527,492	0.1
1,500,000	Weatherford International Ltd., 4.500%, 04/15/22	1,409,091	0.1
400,000	Williams Cos, Inc., 4.550%, 06/24/24	387,805	0.0
500,000	Williams Cos, Inc./The, 5.750%, 06/24/44	464,084	0.0
400,000	Williams Partners L.P., 3.600%, 03/15/22	388,593	0.0
500,000	Williams Partners L.P., 4.300%, 03/04/24	491,973	0.0
400,000	Williams Partners L.P., 4.000%, 09/15/25	374,867	0.0
500,000	Williams Partners L.P., 5.100%, 09/15/45	441,834	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
500,000	Williams Partners L.P., 5.400%, 03/04/44	$457,117	0.0
		119,445,232	3.2
	Financial: 7.7%
750,000	ACE INA Holdings, Inc., 2.700%, 03/13/23	728,833	0.0
1,000,000 L	ACE INA Holdings, Inc., 5.800%, 03/15/18	1,112,597	0.1
1,000,000	Aflac, Inc., 3.625%, 06/15/23	1,010,290	0.0
500,000	American International Group, Inc., 2.300%, 07/16/19	499,210	0.0
1,000,000	American International Group, Inc., 2.375%, 08/24/15	1,001,969	0.0
500,000	American International Group, Inc., 3.375%, 08/15/20	517,664	0.0
900,000	American International Group, Inc., 4.500%, 07/16/44	856,329	0.0
1,500,000	American International Group, Inc., 4.875%, 06/01/22	1,646,664	0.1
1,000,000	American International Group, Inc., 5.850%, 01/16/18	1,102,650	0.1
777,000	American International Group, Inc., 6.400%, 12/15/20	921,950	0.0
400,000	Alexandria Real Estate Equities, Inc., 2.750%, 01/15/20	395,775	0.0
1,500,000	Allstate Corp./The, 3.150%, 06/15/23	1,502,562	0.1
6,325,000	American Express Co., 7.000%, 03/19/18	7,174,321	0.2
500,000	American Express Credit Corp., 2.125%, 07/27/18	505,562	0.0
500,000 #	American Honda Finance Corp., 1.500%, 09/11/17	502,381	0.0
500,000 #	American Honda Finance Corp., 1.000%, 08/11/15	500,334	0.0
500,000	American Tower Corp., 3.400%, 02/15/19	511,752	0.0
1,000,000	American Tower Corp., 3.500%, 01/31/23	960,945	0.0
1,250,000	American Tower Corp., 4.500%, 01/15/18	1,322,930	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
667,000	American Tower Corp., 4.700%, 03/15/22	$694,521	0.0
1,000,000	Aon PLC, 4.450%, 05/24/43	928,526	0.0
500,000	Aon PLC, 4.600%, 06/14/44	475,294	0.0
500,000	Aon PLC, 4.750%, 05/15/45	482,060	0.0
400,000 L	Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	390,518	0.0
500,000	AvalonBay Communities, Inc., 2.850%, 03/15/23	482,321	0.0
500,000	AvalonBay Communities, Inc., 2.950%, 09/15/22	488,224	0.0
4,050,000	AvalonBay Communities, Inc., 5.700%, 03/15/17	4,346,703	0.1
1,000,000	Bank of America Corp., 1.500%, 10/09/15	1,002,360	0.0
1,000,000	Bank of America Corp., 2.000%, 01/11/18	1,003,429	0.0
500,000	Bank of America Corp., 2.650%, 04/01/19	506,019	0.0
4,000,000	Bank of America Corp., 3.300%, 01/11/23	3,940,928	0.1
2,000,000	Bank of America Corp., 3.625%, 03/17/16	2,037,242	0.1
1,000,000	Bank of America Corp., 3.875%, 03/22/17	1,039,974	0.1
1,500,000	Bank of America Corp., 3.950%, 04/21/25	1,449,546	0.1
1,000,000	Bank of America Corp., 4.100%, 07/24/23	1,030,045	0.1
1,000,000	Bank of America Corp., 4.250%, 10/22/26	976,232	0.0
500,000	Bank of America Corp., 4.000%, 04/01/24	509,015	0.0
1,610,000	Bank of America Corp., 5.650%, 05/01/18	1,768,888	0.1
1,900,000	Bank of America Corp., 5.700%, 01/24/22	2,157,925	0.1
13,725,000	Bank of America Corp., 6.500%, 08/01/16	14,480,740	0.4
1,000,000	Bank of Montreal, 1.300%, 07/15/16	1,005,664	0.0
1,000,000	Bank of Montreal, 1.400%, 09/11/17	1,003,589	0.0
1,000,000	Bank of New York Mellon Corp., 1.300%, 01/25/18	996,304	0.0
1,000,000	Bank of New York Mellon Corp., 1.350%, 03/06/18	994,019	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000	Bank of New York Mellon Corp., 2.100%, 08/01/18	$1,012,495	0.1
1,100,000	Bank of Nova Scotia, 0.750%, 10/09/15	1,100,844	0.1
500,000	Bank of Nova Scotia, 1.375%, 12/18/17	498,290	0.0
1,000,000	Bank of Nova Scotia, 1.375%, 07/15/16	1,006,554	0.0
500,000 L	Bank of Nova Scotia, 2.050%, 06/05/19	497,730	0.0
1,000,000	Bank of Nova Scotia/The, 1.850%, 04/14/20	989,021	0.0
500,000	Barclays Bank PLC, 3.750%, 05/15/24	501,842	0.0
750,000	Barclays Bank PLC, 5.125%, 01/08/20	834,076	0.0
750,000	Barclays PLC, 2.875%, 06/08/20	745,587	0.0
1,000,000	BB&T Corp., 1.600%, 08/15/17	1,005,217	0.0
250,000	BB&T Corp., 2.450%, 01/15/20	250,511	0.0
1,000,000	BB&T Corp., 3.950%, 03/22/22	1,043,417	0.1
750,000	BBVA, 4.664%, 10/09/15	757,234	0.0
1,000,000	Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,002,177	0.0
750,000	Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	750,003	0.0
1,000,000	Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,010,690	0.1
500,000	Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	507,108	0.0
1,020,000	Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,029,676	0.1
250,000	Berkshire Hathaway, Inc., 0.800%, 02/11/16	250,779	0.0
750,000	Berkshire Hathaway, Inc., 1.550%, 02/09/18	753,524	0.0
500,000	BlackRock, Inc., 5.000%, 12/10/19	558,195	0.0
250,000	BNP Paribas SA, 1.375%, 03/17/17	249,772	0.0
250,000	BNP Paribas SA, 2.450%, 03/17/19	253,217	0.0
500,000	BNP Paribas SA, 3.250%, 03/03/23	496,787	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
2,475,000	BNP Paribas, 3.600%, 02/23/16	$2,519,476	0.1
4,500,000	Boston Properties L.P., 5.625%, 11/15/20	5,142,654	0.2
400,000	Branch Banking & Trust Co., 3.800%, 10/30/26	403,810	0.0
500,000	Brandywine Operating Partnership L.P., 3.950%, 02/15/23	496,247	0.0
300,000	Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	300,348	0.0
500,000	Capital One Financial Corp., 2.450%, 04/24/19	500,149	0.0
500,000	Capital One Financial Corp., 3.200%, 02/05/25	472,409	0.0
500,000	Capital One Financial Corp., 3.750%, 04/24/24	497,925	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,233,917	0.1
500,000	Citigroup, Inc., 2.500%, 07/29/19	500,837	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	1,953,466	0.1
500,000	Citigroup, Inc., 3.750%, 06/16/24	503,194	0.0
750,000	Citigroup, Inc., 4.050%, 07/30/22	768,270	0.0
500,000	Citigroup, Inc., 4.300%, 11/20/26	489,175	0.0
700,000	Citigroup, Inc., 4.000%, 08/05/24	691,041	0.0
2,000,000	Citigroup, Inc., 5.300%, 05/06/44	2,038,038	0.1
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,192,868	0.1
2,000,000	Citigroup, Inc., 8.125%, 07/15/39	2,871,288	0.1
500,000	Citigroup, Inc., 4.400%, 06/10/25	498,378	0.0
1,000,000	CME Group, Inc., 3.000%, 09/15/22	1,005,429	0.0
500,000	Comerica Bank, 2.500%, 06/02/20	500,195	0.0
500,000	Comerica, Inc., 2.125%, 05/23/19	496,461	0.0
250,000	Comerica, Inc., 3.800%, 07/22/26	243,034	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	$506,570	0.0
250,000	Compass Bank, 2.750%, 09/29/19	248,893	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	500,125	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 2.250%, 01/14/19	503,359	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,032,342	0.1
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	6,037,163	0.2
1,000,000	Deutsche Bank AG/London, 3.700%, 05/30/24	983,548	0.0
500,000	Discover Bank/Greenwood DE, 3.200%, 08/09/21	493,136	0.0
400,000	Discover Bank/Greenwood DE, 4.250%, 03/13/26	396,239	0.0
500,000	Discover Bank/Greenwood DE, 4.200%, 08/08/23	506,307	0.0
500,000	Discover Financial Services, 3.950%, 11/06/24	486,063	0.0
500,000	Discover Bank/Greenwood DE, 3.100%, 06/04/20	499,624	0.0
500,000	EPR Properties, 4.500%, 04/01/25	491,244	0.0
500,000	ERP Operating L.P., 3.375%, 06/01/25	490,864	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/44	487,202	0.0
2,000,000	Fifth Third Bancorp, 3.500%, 03/15/22	2,035,304	0.1
400,000	Fifth Third Bancorp, 4.300%, 01/16/24	410,686	0.0
250,000	First Tennessee Bank NA, 2.950%, 12/01/19	249,931	0.0
1,000,000	General Electric Capital Corp., 1.625%, 07/02/15	1,000,000	0.0
1,500,000	General Electric Capital Corp., 5.875%, 01/14/38	1,804,020	0.1
6,500,000	General Electric Capital Corp., 6.750%, 03/15/32	8,430,883	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Goldman Sachs Group, Inc., 2.550%, 10/23/19	$501,078	0.0
2,050,000	Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,036,548	0.1
8,950,000	Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,091,786	0.3
500,000	Goldman Sachs Group, Inc., 3.750%, 05/22/25	493,263	0.0
1,000,000	Goldman Sachs Group, Inc., 3.850%, 07/08/24	1,002,238	0.0
500,000	Goldman Sachs Group, Inc., 5.150%, 05/22/45	482,475	0.0
750,000	Goldman Sachs Group, Inc., 5.750%, 01/24/22	852,917	0.0
4,840,000	Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,380,981	0.2
4,000,000	Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,698,452	0.1
1,350,000	Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,434,977	0.1
500,000	HCP, Inc., 2.625%, 02/01/20	495,070	0.0
3,400,000	HCP, Inc., 3.750%, 02/01/16	3,444,598	0.1
250,000	HCP, Inc., 3.875%, 08/15/24	244,073	0.0
500,000	HCP, Inc., 4.000%, 06/01/25	489,743	0.0
500,000	Health Care REIT, Inc., 2.250%, 03/15/18	503,781	0.0
500,000	Health Care REIT, Inc., 4.000%, 06/01/25	494,525	0.0
500,000	Hospitality Properties Trust, 4.500%, 06/15/23	499,149	0.0
500,000	Hospitality Properties Trust, 5.000%, 08/15/22	520,791	0.0
750,000	Host Hotels & Resorts L.P., 3.750%, 10/15/23	736,070	0.0
3,400,000	HSBC Holdings PLC, 6.500%, 09/15/37	4,103,661	0.1
1,000,000	HSBC USA, Inc., 1.625%, 01/16/18	1,000,376	0.0
250,000	HSBC USA, Inc., 2.250%, 06/23/19	248,016	0.0
250,000	HSBC USA, Inc., 3.500%, 06/23/24	251,619	0.0
1,000,000	Huntington National Bank, 1.350%, 08/02/16	1,000,857	0.0
1,000,000	Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,012,747	0.1
3,500,000 #	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,612,504	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
500,000	Jefferies Group LLC, 5.125%, 04/13/18	$531,372	0.0
900,000	Jefferies Group, Inc., 5.125%, 01/20/23	929,485	0.0
2,700,000	John Deere Capital Corp., 2.250%, 06/07/16	2,738,723	0.1
375,000	JPMorgan Chase & Co., 1.100%, 10/15/15	375,355	0.0
1,500,000	JPMorgan Chase & Co., 1.625%, 05/15/18	1,491,062	0.1
1,500,000	JPMorgan Chase & Co., 3.375%, 05/01/23	1,457,132	0.1
500,000	JPMorgan Chase & Co., 3.875%, 09/10/24	491,055	0.0
1,000,000	JPMorgan Chase & Co., 4.125%, 12/15/26	983,816	0.0
4,000,000	JPMorgan Chase & Co., 4.500%, 01/24/22	4,286,540	0.1
7,375,000	JPMorgan Chase & Co., 5.500%, 10/15/40	8,263,075	0.2
1,000,000	JPMorgan Chase & Co., 2.750%, 06/23/20	999,936	0.0
750,000	KeyBank NA/Cleveland OH, 1.650%, 02/01/18	750,473	0.0
400,000	Kilroy Realty L.P., 4.250%, 08/15/29	398,498	0.0
1,500,000	Lincoln National Corp., 4.200%, 03/15/22	1,574,870	0.1
500,000	Lloyds Bank PLC, 3.500%, 05/14/25	491,164	0.0
250,000	Manufacturers & Traders Trust Co., 2.250%, 07/25/19	250,319	0.0
1,000,000	Markel Corp., 3.625%, 03/30/23	985,994	0.0
400,000	Marsh & McLennan Cos, Inc., 3.500%, 03/10/25	395,279	0.0
500,000	MetLife, Inc., 3.048%, 12/15/22	494,478	0.0
500,000	MetLife, Inc., 3.600%, 04/10/24	504,088	0.0
500,000	MetLife, Inc., 4.050%, 03/01/45	458,603	0.0
400,000	MetLife, Inc., 4.125%, 08/13/42	371,784	0.0
300,000	MetLife, Inc., 4.721%, 12/15/44	302,830	0.0
5,495,000	MetLife, Inc., 6.750%, 06/01/16	5,781,147	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,500,000	Morgan Stanley, 2.125%, 04/25/18	$1,509,983	0.1
500,000	Morgan Stanley, 3.700%, 10/23/24	497,824	0.0
1,000,000	Morgan Stanley, 4.100%, 05/22/23	1,002,276	0.0
500,000	Morgan Stanley, 4.350%, 09/08/26	491,489	0.0
800,000	Morgan Stanley, 4.875%, 11/01/22	851,286	0.0
10,500,000	Morgan Stanley, 6.625%, 04/01/18	11,780,454	0.3
500,000	MUFG Union Bank NA, 2.250%, 05/06/19	500,336	0.0
500,000	National Australia Bank Ltd./New York, 1.600%, 08/07/15	500,543	0.0
500,000	National Australia Bank Ltd/New York, 1.300%, 07/25/16	503,420	0.0
500,000	National Retail Properties, Inc., 3.900%, 06/15/24	499,602	0.0
300,000	Northern Trust Corp., 2.375%, 08/02/22	289,704	0.0
250,000	Northern Trust Corp., 3.950%, 10/30/25	258,230	0.0
1,000,000	NYSE Euronext, 2.000%, 10/05/17	1,012,176	0.1
500,000	PNC Bank NA, 2.700%, 11/01/22	481,083	0.0
1,000,000	PNC Bank NA, 2.950%, 01/30/23	967,236	0.0
500,000 +	PNC Financial Services Group, Inc., 2.854%, 11/09/22	489,872	0.0
500,000	PNC Funding Corp., 3.300%, 03/08/22	508,501	0.0
500,000	Primerica, Inc., 4.750%, 07/15/22	533,635	0.0
300,000	Principal Financial Group, Inc., 1.850%, 11/15/17	302,267	0.0
300,000	Principal Financial Group, Inc., 3.125%, 05/15/23	291,408	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/22	992,035	0.0
1,000,000	Private Export Funding Corp., 1.450%, 08/15/19	988,049	0.0
1,000,000	Private Export Funding Corp., 2.250%, 03/15/20	1,013,508	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,000,000	Private Export Funding Corp., 2.300%, 09/15/20	$1,005,317	0.0
1,000,000	Private Export Funding Corp., 3.250%, 06/15/25	1,006,322	0.0
1,000,000	Private Export Funding Corp., 3.550%, 01/15/24	1,055,794	0.1
500,000	ProLogis L.P., 2.750%, 02/15/19	507,303	0.0
500,000	ProLogis L.P., 4.250%, 08/15/23	513,270	0.0
400,000	Protective Life Corp., 7.375%, 10/15/19	473,758	0.0
3,800,000	Prudential Financial, Inc., 6.200%, 11/15/40	4,449,891	0.1
500,000	Prudential Financial, Inc., 5.375%, 05/15/45	492,500	0.0
400,000	Realty Income Corp., 3.875%, 07/15/24	403,261	0.0
300,000	Realty Income Corp., 4.125%, 10/15/26	302,102	0.0
750,000	Royal Bank of Canada, 0.800%, 10/30/15	750,996	0.0
750,000	Royal Bank of Canada, 1.500%, 01/16/18	750,375	0.0
500,000	Royal Bank of Scotland PLC/The, 1.875%, 03/31/17	497,603	0.0
500,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	501,397	0.0
500,000	Santander Holdings USA, Inc./PA, 2.650%, 04/17/20	491,673	0.0
250,000	Senior Housing Properties Trust, 3.250%, 05/01/19	250,249	0.0
250,000	Senior Housing Properties Trust, 4.750%, 05/01/24	251,258	0.0
1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	1,014,965	0.1
500,000	Simon Property Group L.P., 4.250%, 10/01/44	474,159	0.0
1,500,000	State Street Corp., 3.100%, 05/15/23	1,469,118	0.1
500,000	SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	481,325	0.0
1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,006,560	0.0
250,000	SunTrust Banks, Inc., 2.500%, 05/01/19	251,455	0.0
3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,224,850	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
700,000	UBS AG/Stamford CT, 2.375%, 08/14/19	$698,734	0.0
1,464,000	UBS AG/Stamford CT, 4.875%, 08/04/20	1,618,786	0.1
750,000	US Bancorp, 2.950%, 07/15/22	738,033	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	1,008,283	0.0
500,000	Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	498,638	0.0
600,000	Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	579,701	0.0
250,000	Ventas Realty L.P., 3.500%, 02/01/25	239,648	0.0
1,000,000	Wells Fargo & Co., 3.450%, 02/13/23	994,327	0.0
8,000,000	Wells Fargo & Co., 4.600%, 04/01/21	8,763,992	0.3
3,983,000	Wells Fargo & Co., 5.606%, 01/15/44	4,362,564	0.1
500,000	Westpac Banking Corp., 1.125%, 09/25/15	500,832	0.0
1,000,000	Westpac Banking Corp., 1.600%, 01/12/18	1,003,207	0.0
500,000	Westpac Banking Corp., 2.000%, 08/14/17	507,120	0.0
1,000,000	WR Berkley Corp., 4.625%, 03/15/22	1,063,806	0.1
400,000	XLIT Ltd., 2.300%, 12/15/18	402,777	0.0
		287,791,901	7.7
	Industrial: 1.7%
500,000	3M Co., 2.000%, 06/26/22	481,796	0.0
200,000	3M Co., 3.875%, 06/15/44	190,396	0.0
1,300,000	Agilent Technologies, Inc., 3.200%, 10/01/22	1,256,979	0.1
1,000,000	Agilent Technologies, Inc., 3.875%, 07/15/23	1,002,706	0.1
398,000	Agilent Technologies, Inc., 6.500%, 11/01/17	439,599	0.0
400,000	Arrow Electronics, Inc., 3.500%, 04/01/22	393,964	0.0
750,000	Boeing Capital Corp., 4.700%, 10/27/19	831,331	0.0
500,000	Boeing Co., 3.300%, 03/01/35	453,492	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	$488,691	0.0
4,000,000	Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,133,404	0.1
500,000	Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	481,740	0.0
500,000	Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	485,103	0.0
400,000	Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	414,228	0.0
1,000,000	Canadian National Railway Co., 2.250%, 11/15/22	954,922	0.0
1,000,000	Caterpillar Financial Services Corp., 1.250%, 11/06/17	1,000,509	0.1
300,000	Caterpillar Financial Services Corp., 1.300%, 03/01/18	299,198	0.0
300,000	Caterpillar Financial Services Corp., 2.625%, 03/01/23	292,951	0.0
500,000	Caterpillar Financial Services Corp., 3.750%, 11/24/23	521,738	0.0
300,000	Caterpillar, Inc., 1.500%, 06/26/17	302,906	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,466,787	0.1
250,000	Caterpillar, Inc., 3.400%, 05/15/24	253,729	0.0
250,000	Caterpillar, Inc., 4.300%, 05/15/44	245,249	0.0
1,000,000	CSX Corp., 4.100%, 03/15/44	915,984	0.0
1,000,000	CSX Corp., 4.400%, 03/01/43	957,983	0.1
500,000	CSX Corp., 3.950%, 05/01/50	437,706	0.0
1,580,000	Cummins, Inc., 7.125%, 03/01/28	2,087,701	0.1
3,510,000	Dover Corp., 4.300%, 03/01/21	3,859,543	0.1
250,000	FedEx Corp., 2.300%, 02/01/20	248,533	0.0
200,000	FedEx Corp., 3.875%, 08/01/42	173,166	0.0
500,000	General Dynamics Corp., 1.000%, 11/15/17	498,460	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/22	473,951	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	General Dynamics Corp., 3.600%, 11/15/42	$447,572	0.0
500,000	General Electric Co., 2.700%, 10/09/22	489,137	0.0
879,000	General Electric Co., 5.250%, 12/06/17	957,644	0.0
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,062,298	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/24	510,035	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	462,315	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 2.625%, 05/01/20	248,969	0.0
250,000	Ingersoll-Rand Luxembourg Finance SA, 4.650%, 11/01/44	241,375	0.0
750,000	John Deere Capital Corp., 2.800%, 03/04/21	759,565	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/24	509,471	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/19	497,030	0.0
800,000	L-3 Communications Corp., 4.950%, 02/15/21	853,992	0.0
1,000,000	Lockheed Martin Corp., 3.350%, 09/15/21	1,029,540	0.1
250,000	Lockheed Martin Corp., 3.600%, 03/01/35	230,943	0.0
1,500,000	Lockheed Martin Corp., 4.070%, 12/15/42	1,417,691	0.1
2,000,000	Norfolk Southern Corp., 3.950%, 10/01/42	1,787,214	0.1
1,000,000	Norfolk Southern Corp., 4.800%, 08/15/43	1,018,936	0.1
500,000	Norfolk Southern Corp., 4.450%, 06/15/45	479,849	0.0
500,000	Northrop Grumman Corp., 3.850%, 04/15/45	441,531	0.0
200,000	Packaging Corp. of America, 3.650%, 09/15/24	196,079	0.0
250,000	Parker-Hannifin Corp., 4.200%, 11/21/34	248,944	0.0
3,800,000	Raytheon Co., 3.125%, 10/15/20	3,936,424	0.1
2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,241,990	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
500,000	Roper Industries, Inc., 1.850%, 11/15/17	$503,458	0.0
1,250,000	Roper Industries, Inc., 2.050%, 10/01/18	1,247,078	0.1
500,000	Ryder System, Inc., 2.450%, 09/03/19	499,082	0.0
500,000	Ryder System, Inc., 2.500%, 03/01/17	509,167	0.0
350,000	Ryder System, Inc., 2.500%, 03/01/18	355,508	0.0
500,000	Ryder System, Inc., 2.500%, 05/11/20	496,457	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/22	295,213	0.0
750,000	Textron, Inc., 3.650%, 03/01/21	765,505	0.0
500,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	499,389	0.0
250,000	Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	249,775	0.0
2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,538,793	0.1
400,000	Thermo Fisher Scientific, Inc., 3.300%, 02/15/22	395,414	0.0
250,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	254,846	0.0
616,000	Tyco International Finance S.A., 3.375%, 10/15/15	620,093	0.0
250,000	Union Pacific Corp., 2.250%, 02/15/19	253,245	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/23	484,427	0.0
250,000	Union Pacific Corp., 3.375%, 02/01/35	221,987	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/24	262,834	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/43	485,527	0.0
250,000	Union Pacific Corp., 4.850%, 06/15/44	266,380	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	400,947	0.0
500,000	United Technologies Corp., 1.800%, 06/01/17	507,352	0.0
750,000	United Technologies Corp., 3.100%, 06/01/22	755,780	0.0
500,000	United Technologies Corp., 4.500%, 06/01/42	507,278	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
406,000	United Technologies Corp., 6.125%, 07/15/38	$494,549	0.0
500,000	United Technologies Corp., 4.150%, 05/15/45	476,759	0.0
		62,459,832	1.7
	Technology: 1.3%
1,500,000	Apple Inc., 1.000%, 05/03/18	1,483,855	0.1
1,500,000	Apple, Inc., 0.450%, 05/03/16	1,499,383	0.1
250,000	Apple, Inc., 1.050%, 05/05/17	250,780	0.0
500,000	Apple, Inc., 2.100%, 05/06/19	505,132	0.0
500,000	Apple, Inc., 2.150%, 02/09/22	477,624	0.0
1,000,000	Apple, Inc., 2.400%, 05/03/23	956,695	0.0
500,000	Apple, Inc., 2.850%, 05/06/21	507,223	0.0
500,000	Apple, Inc., 3.450%, 02/09/45	424,983	0.0
500,000	Apple, Inc., 3.450%, 05/06/24	509,716	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/43	908,920	0.0
500,000	Apple, Inc., 4.450%, 05/06/44	498,614	0.0
400,000	Apple, Inc., 4.375%, 05/13/45	394,279	0.0
600,000	Autodesk, Inc., 1.950%, 12/15/17	602,819	0.0
400,000	Autodesk, Inc., 3.600%, 12/15/22	398,046	0.0
250,000	Autodesk, Inc., 4.375%, 06/15/25	250,782	0.0
3,500,000	Broadcom Corp., 2.700%, 11/01/18	3,543,607	0.1
750,000	EMC Corp./MA, 1.875%, 06/01/18	751,797	0.0
750,000	EMC Corp./MA, 2.650%, 06/01/20	757,530	0.0
750,000	Hewlett-Packard Co., 2.125%, 09/13/15	752,516	0.0
1,950,000	Hewlett-Packard Co., 2.600%, 09/15/17	1,985,985	0.1
2,000,000	Hewlett-Packard Co., 3.750%, 12/01/20	2,061,552	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,000,000	International Business Machines Corp., 1.625%, 05/15/20	$972,224	0.1
500,000	International Business Machines Corp., 1.875%, 05/15/19	500,343	0.0
7,040,000	International Business Machines Corp., 1.950%, 07/22/16	7,141,672	0.2
1,000,000	International Business Machines Corp., 3.375%, 08/01/23	1,004,527	0.1
600,000	Intel Corp., 1.350%, 12/15/17	600,033	0.0
400,000	Lam Research Corp., 3.800%, 03/15/25	389,514	0.0
750,000	Microsoft Corp., 1.000%, 05/01/18	745,651	0.0
1,000,000	Microsoft Corp., 2.375%, 05/01/23	968,581	0.1
250,000	Microsoft Corp., 3.500%, 02/12/35	228,283	0.0
750,000	Microsoft Corp., 3.625%, 12/15/23	780,212	0.0
250,000	Microsoft Corp., 3.750%, 02/12/45	225,085	0.0
250,000	Microsoft Corp., 4.875%, 12/15/43	267,646	0.0
300,000	NetApp Inc., 2.000%, 12/15/17	301,623	0.0
250,000	NetApp, Inc., 3.375%, 06/15/21	246,403	0.0
1,000,000	Oracle Corp., 1.200%, 10/15/17	1,000,161	0.1
500,000	Oracle Corp., 2.250%, 10/08/19	503,005	0.0
500,000	Oracle Corp., 2.500%, 10/15/22	481,680	0.0
750,000	Oracle Corp., 2.800%, 07/08/24	759,108	0.0
750,000	Oracle Corp., 2.950%, 05/15/25	722,186	0.0
500,000	Oracle Corp., 3.400%, 07/08/21	501,128	0.0
750,000	Oracle Corp., 4.125%, 05/15/45	696,809	0.0
600,000	Oracle Corp., 4.300%, 07/08/34	591,044	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
1,500,000	Oracle Corp., 5.375%, 07/15/40	$1,657,019	0.1
750,000	Oracle Corp., 3.900%, 05/15/35	696,701	0.0
500,000	QUALCOMM, Inc., 3.000%, 05/20/22	497,818	0.0
850,000	QUALCOMM, Inc., 4.650%, 05/20/35	822,965	0.0
350,000	QUALCOMM, Inc., 4.800%, 05/20/45	335,422	0.0
4,220,000	Texas Instruments, Inc., 2.375%, 05/16/16	4,288,942	0.1
250,000	Xerox Corp., 2.750%, 03/15/19	253,635	0.0
400,000	Xerox Corp., 2.750%, 09/01/20	396,264	0.0
400,000	Xerox Corp., 2.800%, 05/15/20	398,796	0.0
400,000	Xerox Corp., 2.950%, 03/15/17	409,814	0.0
400,000	Xerox Corp., 3.800%, 05/15/24	382,806	0.0
250,000	Xerox Corp., 4.800%, 03/01/35	236,533	0.0
465,000	Xerox Corp., 6.350%, 05/15/18	518,302	0.0
250,000	Xilinx, Inc., 2.125%, 03/15/19	249,543	0.0
250,000	Xilinx, Inc., 3.000%, 03/15/21	254,176	0.0
		50,547,492	1.3
	Utilities: 2.2%
500,000	Alabama Power Co., 4.150%, 08/15/44	477,847	0.0
300,000	Ameren Illinois Co., 2.700%, 09/01/22	294,516	0.0
250,000	Ameren Illinois Co., 4.300%, 07/01/44	247,875	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/44	471,749	0.0
750,000	Appalachian Power Co., 4.450%, 06/01/45	719,783	0.0
250,000	Arizona Public Service Co., 2.200%, 01/15/20	247,854	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/24	401,946	0.0
500,000	Atmos Energy Corp., 4.125%, 10/15/44	476,919	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
1,000,000	Baltimore Gas & Electric Co., 3.350%, 07/01/23	$1,005,767	0.1
250,000	CMS Energy Corp., 3.875%, 03/01/24	254,303	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/44	258,691	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	496,215	0.0
400,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/54	388,901	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/22	300,784	0.0
250,000	Delmarva Power & Light Co., 3.500%, 11/15/23	255,043	0.0
200,000	Dominion Gas Holdings LLC, 2.500%, 12/15/19	202,138	0.0
200,000	Dominion Gas Holdings LLC, 3.600%, 12/15/24	199,119	0.0
250,000	DTE Electric Co., 4.300%, 07/01/44	247,468	0.0
400,000	DTE Energy Co., 3.500%, 06/01/24	400,739	0.0
400,000	DTE Energy Co., 3.850%, 12/01/23	415,170	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	301,224	0.0
400,000	Duke Energy Corp., 2.100%, 06/15/18	404,673	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/23	518,976	0.0
150,000	Duke Energy Progress, Inc., 4.150%, 12/01/44	144,758	0.0
1,500,000	Duke Energy Progress, Inc., 4.375%, 03/30/44	1,515,294	0.1
500,000	Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	507,143	0.0
400,000	Entergy Arkansas, Inc., 3.700%, 06/01/24	417,407	0.0
1,000,000	Entergy Corp., 4.700%, 01/15/17	1,040,947	0.1
1,500,000	Exelon Corp., 4.950%, 06/15/35	1,514,559	0.1
750,000	Exelon Corp., 5.100%, 06/15/45	752,048	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
5,260,000	Exelon Generation Co., LLC, 5.200%, 10/01/19	$5,786,168	0.2
500,000	Florida Power & Light Co., 3.250%, 06/01/24	504,564	0.0
750,000	Florida Power & Light Co., 3.800%, 12/15/42	698,856	0.0
2,000,000	Florida Power & Light Co., 4.050%, 06/01/42	1,944,980	0.1
1,000,000	Georgia Power Co., 0.750%, 08/10/15	1,000,214	0.0
250,000	ITC Holdings Corp., 3.650%, 06/15/24	247,636	0.0
500,000	Jersey Central Power & Light Co., 6.150%, 06/01/37	574,390	0.0
5,005,000	Kentucky Utilities Co., 5.125%, 11/01/40	5,580,275	0.2
3,765,000	Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,436,262	0.1
2,000,000	Mississippi Power Co., 4.250%, 03/15/42	1,781,012	0.1
250,000 #	Monongahela Power Co., 5.400%, 12/15/43	276,151	0.0
1,000,000	National Fuel Gas Co., 5.200%, 07/15/25	1,014,121	0.1
500,000	Northern States Power Co/MN, 4.125%, 05/15/44	490,306	0.0
500,000	Northern States Power Co/WI, 3.300%, 06/15/24	499,978	0.0
3,595,000	Ohio Power Co., 5.375%, 10/01/21	4,100,101	0.1
250,000	Oklahoma Gas & Electric Co., 4.000%, 12/15/44	235,077	0.0
250,000	Oklahoma Gas & Electric Co., 4.550%, 03/15/44	257,881	0.0
750,000	Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	790,515	0.0
1,000,000	Pacific Gas & Electric Co., 3.250%, 06/15/23	994,073	0.0
3,850,000	Pacific Gas & Electric Co., 3.500%, 10/01/20	4,018,156	0.1
500,000	Pacific Gas & Electric Co., 4.300%, 03/15/45	480,364	0.0
500,000	Pacific Gas & Electric Co., 4.750%, 02/15/44	515,601	0.0
750,000	PECO Energy Co., 4.150%, 10/01/44	727,467	0.0
250,000	Piedmont Natural Gas Co., 4.100%, 09/18/34	246,334	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
500,000	PPL Capital Funding, Inc., 1.900%, 06/01/18	$498,878	0.0
2,000,000	Progress Energy, Inc., 4.400%, 01/15/21	2,141,202	0.1
3,410,000	Public Service Co. of Colorado, 3.200%, 11/15/20	3,554,110	0.1
1,000,000	Public Service Electric & Gas Co., 2.375%, 05/15/23	952,768	0.0
750,000 L	Public Service Electric & Gas Co., 3.800%, 01/01/43	686,267	0.0
250,000	Public Service Electric & Gas Co., 4.000%, 06/01/44	236,949	0.0
2,700,000	SCANA Corp., 4.750%, 05/15/21	2,841,585	0.1
750,000	Sempra Energy, 3.550%, 06/15/24	749,681	0.0
250,000	South Carolina Electric & Gas Co., 5.100%, 06/01/65	250,349	0.0
1,857,213	Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	1,935,859	0.1
3,915,000	Southern California Edison Co., 3.875%, 06/01/21	4,192,742	0.1
500,000	Southern California Edison Co., 3.900%, 03/15/43	465,343	0.0
500,000	Southern California Edison Co., 4.650%, 10/01/43	519,731	0.0
5,920,000	Southern Co., 2.375%, 09/15/15	5,941,223	0.2
500,000	Southern Co., 2.750%, 06/15/20	501,329	0.0
250,000	Union Electric Co., 3.500%, 04/15/24	255,173	0.0
300,000	Union Electric Co., 3.900%, 09/15/42	279,858	0.0
500,000	Virginia Electric and Power Co., 1.200%,01/15/18	498,294	0.0
500,000	Virginia Electric and Power Co., 4.450%,02/15/44	501,430	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	1,859,944	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	967,439	0.0
500,000	Westar Energy, Inc., 4.625%, 09/01/43	522,639	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/44	248,678	0.0
500,000	Wisconsin Power & Light Co., 4.100%, 10/15/44	484,070	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
		$83,165,879	2.2
	Total Corporate Bonds/Notes (Cost $990,668,685)	1,008,240,387	26.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 1.5%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,028,652	0.0
450,000	Banc of America Commercial Mortgage, Inc., 5.749%, 06/10/49	475,912	0.0
1,451,614	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,496,045	0.0
1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,461,506	0.0
1,924,087	Bear Stearns Commercial Mortgage Securities, 5.766%, 04/12/38	1,961,538	0.1
3,000,000	Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,190,217	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.899%, 12/10/49	2,134,659	0.1
541,677	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.380%, 07/15/44	542,165	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.380%, 07/15/44	2,013,359	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.380%, 07/15/44	2,014,027	0.1
938,410	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,011,107	0.0
1,115,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,152,623	0.0
1,200,058	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,248,163	0.0
977,142	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,010,976	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,087,545	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
973,779	Credit Suisse Mortgage Capital Certificates, 6.147%, 09/15/39	$1,036,050	0.0
1,018,319	CW Capital Cobalt Ltd., 5.959%, 05/15/46	1,087,847	0.0
563,786	DBUBS Mortgage Trust, 3.642%, 08/10/44	574,066	0.0
820,000 #	Ford Credit Auto Owner Trust/Ford Credit 2014-2 A, 2.310%, 04/15/26	829,956	0.0
1,497,064	GE Capital Commercial Mortgage Corp., 5.495%, 11/10/45	1,500,959	0.0
786,277	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	787,326	0.0
2,266,347	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,384,414	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,090,906	0.1
1,670,217	Greenwich Capital Commercial Funding Corp., 6.013%, 07/10/38	1,708,151	0.1
595,000	GS Mortgage Securities Corp. II, 2.773%, 11/10/45	591,811	0.0
148,933	GS Mortgage Securities Corp. II, 5.560%, 11/10/39	154,493	0.0
3,142,501	GS Mortgage Securities Corp. II, 5.989%, 08/10/45	3,356,287	0.1
1,107,129	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,156,791	0.0
2,166,078	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,272,738	0.1
381,299	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	394,646	0.0
1,745,405	JPMorgan Chase Commercial Mortgage Securities Corp., 5.885%, 02/12/49	1,853,710	0.1
1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,820,768	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.076%, 08/12/49	$440,499	0.0
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,226,323	0.1
533,997	Morgan Stanley Capital I, 5.331%, 03/15/44	533,717	0.0
2,000,000 #	Morgan Stanley Capital I Trust 2011-C3, 5.355%, 07/15/49	2,114,440	0.1
304,429	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	316,721	0.0
944,504	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	949,862	0.0
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	338,184	0.0
	Total Collateralized Mortgage Obligations (Cost $49,806,088)	54,349,159	1.5
MUNICIPAL BONDS: 0.8%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,268,107	0.2
	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,436,582	0.1
	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,600,631	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,452,988	0.1
		7,053,619	0.2
	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,564,610	0.1
	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,639,864	0.1
	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,488,120	0.1
Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	Washington (continued)
	Total Municipal Bonds (Cost $27,092,229)	$31,450,902	0.8
ASSET-BACKED SECURITIES: 0.6%
	Automobile Asset-Backed Securities: 0.3%
1,000,000 #	Bank of The West AutoTrust 2015-1, 1.660%, 09/15/20	1,000,063	0.0
1,200,000	Capital AutoReceivables Asset Trust/Ally, 1.690%, 10/22/18	1,202,521	0.0
1,000,000	CarMax Auto Owner Trust, 1.610%, 10/15/19	1,005,229	0.0
1,000,000	Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	997,770	0.0
1,910,000	Hyundai Auto Receivables Trust 2013-A, 1.130%, 09/17/18	1,912,302	0.1
2,100,000 #	Hyundai Auto Lease Securitization Trust 2015-A A4, 1.650%, 08/15/19	2,108,885	0.1
750,000	Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	762,451	0.0
1,000,000	Mercedes-Benz Auto Receivables Trust 2014-1, 1.310%, 11/16/20	1,000,671	0.0
1,300,000	Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,310,877	0.1
		11,300,769	0.3
	Credit Card Asset-Backed Securities: 0.3%
1,000,000	Capital One Multi-Asset Execution Trust 2014-A5A, 1.480%, 07/15/20	1,005,635	0.0
1,000,000	Capital One Multi-Asset Execution Trust, 2.080%, 03/15/23	1,000,884	0.0
1,310,000	Chase Issuance Trust Trust,1.300%, 02/18/20	1,309,191	0.1
1,490,000	Chase Issuance Trust, 5.230%, 04/15/19	1,591,456	0.1
500,000	Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	515,576	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Credit Card Asset-Backed Securities (continued)
1,948,000	Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	$2,132,604	0.1
1,000,000	Discover Card Execution Note Trust, 2.120%,12/15/21	1,009,629	0.0
1,000,000	Discover Card Execution Note Trust, 5.650%, 03/16/20	1,095,764	0.0
1,000,000	Synchrony Credit Card Master Note Trust 2014-1, 1.600%, 04/15/21	1,000,060	0.0
		10,660,799	0.3
	Other Asset-Backed Securities: 0.0%
208,281	AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	208,031	0.0
500,000	AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	503,227	0.0
180,966	PSE&G Transition Funding, LLC, 6.890%,12/15/17	183,381	0.0
		894,639	0.0
	Total Asset-Backed Securities (Cost $22,955,581)	22,856,207	0.6
U.S. TREASURY OBLIGATIONS: 39.1%
	U.S. Treasury Bonds: 5.5%
67,838,000	2.125%, due 05/15/25	66,502,406	1.8
18,576,000	2.500%, due 02/15/45	16,274,322	0.4
9,582,000	2.750%, due 11/15/42	8,874,580	0.2
9,022,000	3.000%, due 11/15/44	8,784,469	0.2
2,882,000	3.125%, due 02/15/43	2,872,769	0.1
5,686,000	3.125%, due 08/15/44	5,669,118	0.2
23,645,000	3.500%, due 02/15/39	25,385,130	0.7
18,888,000	3.625%, due 08/15/43	20,686,780	0.6
14,092,000	3.625%, due 02/15/44	15,426,343	0.4
13,251,000	3.750%, due 11/15/43	14,836,986	0.4
7,845,000	3.875%, due 08/15/40	8,924,299	0.2
6,505,000	4.375%, due 05/15/40	7,978,786	0.2
2,150,000	6.000%, due 02/15/26	2,883,184	0.1
		205,099,172	5.5
	U.S. Treasury Notes: 33.6%
10,000,000	0.625%, due 05/31/17	9,995,310	0.3
9,397,600	0.250%, due 07/31/15	9,399,432	0.3
14,708,000	0.250%, due 09/15/15	14,711,442	0.4
25,975,000	0.250%, due 10/15/15	25,990,221	0.7
3,465,000	0.250%, due 10/31/15	3,467,301	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
2,142,000	0.250%, due 11/30/15	$2,143,589	0.1
27,732,000	0.250%, due 12/15/15	27,751,496	0.7
893,600	0.250%, due 12/31/15	893,949	0.0
5,914,000	0.375%, due 08/31/15	5,917,466	0.2
9,440,000	0.375%, due 11/15/15	9,450,327	0.3
5,000,000	0.375%, due 01/15/16	5,005,860	0.1
15,697,000	0.375%, due 02/15/16	15,721,519	0.4
33,823,000	0.375%, due 03/15/16	33,860,002	0.9
6,248,000	0.500%, due 06/15/16	6,258,740	0.2
5,000,000	0.500%, due 07/31/16	5,007,030	0.1
12,990,000	0.500%, due 08/31/16	13,004,211	0.3
30,595,000	0.500%, due 09/30/16	30,626,084	0.8
7,536,000	0.500%, due 01/31/17	7,531,290	0.2
5,004,000	0.500%, due 02/28/17	4,999,306	0.1
3,001,000	0.500%, due 03/31/17	2,996,781	0.1
51,172,000	0.625%, due 07/15/16	51,307,913	1.4
13,521,000	0.625%, due 08/15/16	13,556,912	0.4
7,054,000	0.625%, due 10/15/16	7,070,535	0.2
16,290,000	0.625%, due 11/15/16	16,326,913	0.4
9,514,500	0.625%, due 12/15/16	9,534,195	0.3
29,512,000	0.625%, due 06/30/17	29,498,159	0.8
36,269,100	0.625%, due 09/30/17	36,161,417	1.0
3,873,000	0.750%, due 01/15/17	3,886,009	0.1
6,188,000	0.750%, due 03/15/17	6,208,785	0.2
1,952,000	0.750%, due 10/31/17	1,949,560	0.1
2,285,600	0.750%, due 12/31/17	2,279,708	0.1
21,817,000	0.750%, due 02/28/18	21,719,849	0.6
2,006,600	0.750%, due 04/15/18	1,995,000	0.1
2,784,000	0.875%, due 04/15/17	2,797,703	0.1
1,547,000	0.875%, due 05/15/17	1,553,889	0.0
3,885,000	0.875%, due 06/15/17	3,902,300	0.1
6,000,000	0.875%, due 08/15/17	6,021,564	0.2
2,768,000	0.875%, due 10/15/17	2,773,190	0.1
1,864,000	0.875%, due 11/15/17	1,866,621	0.0
1,918,000	0.875%, due 01/31/18	1,918,000	0.1
785,000	1.000%, due 12/15/17	788,005	0.0
210,800	1.000%, due 03/15/18	211,195	0.0
1,508,000	1.000%, due 05/15/18	1,508,825	0.0
27,497,000	1.000%, due 08/31/19	26,998,617	0.7
4,578,000	1.125%, due 06/15/18	4,593,020	0.1
46,620,000	1.250%, due 10/31/15	46,798,461	1.2
29,467,000	1.250%, due 11/30/18	29,524,549	0.8
1,000	1.250%, due 10/31/19	990	0.0
11,755,000	1.250%, due 01/31/20	11,590,618	0.3
3,534,000	1.250%, due 02/29/20	3,479,057	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
26,756,000	1.375%, due 09/30/18	$26,960,844	0.7
933,000	1.375%, due 01/31/20	925,127	0.0
8,515,000	1.375%, due 02/29/20	8,436,500	0.2
9,022,000	1.375%, due 03/31/20	8,926,845	0.2
7,940,000	1.375%, due 04/30/20	7,846,951	0.2
4,765,000	1.500%, due 07/31/16	4,822,699	0.1
19,814,000	1.500%, due 12/31/18	19,998,211	0.5
11,925,000	1.500%, due 01/31/19	12,026,553	0.3
5,048,000	1.500%, due 02/28/19	5,087,435	0.1
6,540,000	1.500%, due 03/31/19	6,586,493	0.2
5,304,000	1.500%, due 05/31/19	5,330,934	0.1
7,002,000	1.500%, due 11/30/19	6,998,170	0.2
752,000 L	1.500%, due 05/31/20	747,183	0.0
4,833,000	1.500%, due 01/31/22	4,674,038	0.1
4,475,000	1.625%, due 03/31/19	4,526,042	0.1
2,317,000	1.625%, due 04/30/19	2,341,618	0.1
19,814,000	1.625%, due 07/31/19	19,973,443	0.5
12,097,000	1.625%, due 08/31/19	12,184,897	0.3
4,790,000	1.625%, due 12/31/19	4,805,716	0.1
5,638,000	1.625%, due 06/30/20	5,632,712	0.2
8,876,000	1.625%, due 08/15/22	8,595,154	0.2
22,705,000	1.750%, due 09/30/19	22,960,431	0.6
28,376,000	1.750%, due 10/31/20	28,378,213	0.8
3,064,000	1.750%, due 02/28/22	3,007,748	0.1
7,810,000	1.750%, due 04/30/22	7,656,237	0.2
48,163,000	1.875%, due 09/30/17	49,363,318	1.3
8,000,000	1.875%, due 11/30/21	7,940,624	0.2
10,000,000	1.875%, due 05/31/22	9,879,690	0.3
24,900,000	2.000%, due 11/30/20	25,199,572	0.7
12,097,000	2.000%, due 02/28/21	12,200,018	0.3
20,498,000	2.125%, due 01/31/21	20,829,494	0.6
3,700,000	2.125%, due 09/30/21	3,733,822	0.1
3,774,000	2.125%, due 12/31/21	3,800,241	0.1
26,650,000	2.125%, due 06/30/22	26,737,439	0.7
9,810,000	2.250%, due 03/31/21	10,015,402	0.3
8,794,000	2.250%, due 04/30/21	8,972,624	0.2
26,457,000	2.250%, due 11/15/24	26,252,382	0.7
42,155,000	2.375%, due 07/31/17	43,613,942	1.2
19,590,000	2.375%, due 12/31/20	20,186,888	0.5
13,230,000	2.500%, due 08/15/23	13,500,805	0.4
9,874,000	2.500%, due 05/15/24	10,030,592	0.3
18,650,000	2.625%, due 04/30/18	19,515,472	0.5
26,255,000	2.750%, due 02/15/19	27,625,196	0.7
36,569,500	2.750%, due 11/15/23	37,975,158	1.0
42,052,000	2.750%, due 02/15/24	43,605,948	1.2
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes (continued)
9,190,000	3.500%, due 05/15/20	$9,986,948	0.3
4,025,000	8.125%, due 08/15/19	5,108,920	0.1
		1,258,057,604	33.6
	Total U.S. Treasury Obligations (Cost $1,449,673,821)	1,463,156,776	39.1
FOREIGN GOVERNMENT BONDS: 3.7%
300,000	Asian Development Bank, 2.125%, 03/19/25	290,417	0.0
3,000,000	Colombia Government International Bond, 4.000%, 02/26/24	2,992,500	0.1
1,950,000	Colombia Government International Bond, 7.375%, 09/18/37	2,418,000	0.1
2,964,000	Corp Andina de Fomento, 4.375%, 06/15/22	3,210,572	0.1
5,000,000	European Bank for Reconstruction & Development, 1.000%, 06/15/18	4,965,995	0.1
2,000,000	European Investment Bank, 4.000%, 02/16/21	2,215,458	0.1
500,000	Export-Import Bank of Korea, 2.625%, 12/30/20	497,437	0.0
500,000	Export-Import Bank of Korea, 3.250%, 08/12/26	491,563	0.0
3,775,000	Export-Import Bank of Korea, 3.750%, 10/20/16	3,904,147	0.1
1,000,000	Export-Import Bank of Korea, 4.000%, 01/14/24	1,061,163	0.0
10,010,000 L	Brazil Government International Bond, 6.000%, 01/17/17	10,710,700	0.3
1,000,000	Hashemite Kingdom of Jordan Government AID Bond, 2.578%, 06/30/22	1,010,000	0.0
1,000,000	Inter-American Development Bank, 3.200%, 08/07/42	931,819	0.0
1,000,000	International Finance Corp., 1.250%, 07/16/18	1,002,458	0.0
3,695,000	International Finance Corp., 2.250%, 04/11/16	3,751,123	0.1
1,000,000	Japan Bank for International Cooperation/Japan, 1.750%, 05/28/20	991,724	0.0
3,700,000	Japan Finance Corp., 2.500%, 05/18/16	3,764,251	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
3,810,000	Korea Development Bank, 3.250%, 03/09/16	$3,866,605	0.1
10,000,000	KFW, 2.625%, 01/25/22	10,279,210	0.3
3,285,000	Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,287,385	0.1
12,080,000	Mexico Government International Bond, 4.750%, 03/08/44	11,596,800	0.3
2,710,000	Nordic Investment Bank, 5.000%, 02/01/17	2,894,621	0.1
3,695,000	Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	3,796,638	0.1
1,460,000	Panama Government International Bond, 8.875%, 09/30/27	2,073,200	0.1
2,000,000	Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,120,000	0.1
4,000,000	Peru Government International Bond, 6.550%, 03/14/37	5,000,000	0.1
155,000	Peruvian Government International Bond, 7.125%, 03/30/19	180,885	0.0
125,000 #	Petroleos Mexicanos, 4.250%, 01/15/25	122,050	0.0
500,000	Petroleos Mexicanos, 4.875%, 01/18/24	513,750	0.0
500,000 #	Petroleos Mexicanos, 5.500%, 06/27/44	462,500	0.0
3,680,000	Petroleos Mexicanos, 6.000%, 03/05/20	4,121,600	0.1
4,000,000	Philippine Government International Bond, 6.375%, 01/15/32	5,200,000	0.2
3,405,000	Poland Government International Bond, 5.125%, 04/21/21	3,786,020	0.1
7,395,000	Province of British Columbia Canada, 2.100%, 05/18/16	7,500,645	0.2
1,000,000	Province of Ontario Canada, 1.875%, 05/21/20	997,084	0.0
13,308,000	Province of Ontario Canada, 4.400%, 04/14/20	14,801,943	0.4
500,000 L	Republic of Korea, 4.125%, 06/10/44	551,100	0.0
Principal Amount†		Value	Percentage of Net Assets
FOREIGN GOVERNMENT BONDS: (continued)
3,140,000	South Africa Government Bond, 5.500%, 03/09/20	$3,432,020	0.1
5,160,000	Ukraine Government AID Bonds, 1.847%, 05/29/20	5,189,866	0.1
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/24	3,157,500	0.1
	Total Foreign Government Bonds (Cost $137,940,199)	139,140,749	3.7
U.S. GOVERNMENT AGENCY OBLIGATIONS: 32.5%
	Federal Home Loan Bank: 0.2%
8,000,000	2.000%, due 04/15/21	7,870,360	0.2
	Federal Home Loan Mortgage Corporation: 8.2%##
7,735,000	1.000%, due 03/08/17	7,783,993	0.2
21,246,000	1.000%, due 09/29/17	21,299,412	0.6
8,405,000	2.500%, due 05/27/16	8,568,864	0.2
10,544,253	2.523%, due 02/01/42	11,052,313	0.3
48,564,000 W	3.000%, due 07/01/43	48,277,547	1.3
10,413,516	3.000%, due 04/01/45	10,371,959	0.3
10,375,051	3.000%, due 04/01/45	10,332,036	0.3
655,442	3.500%, due 01/01/42	676,058	0.0
3,603,920	3.500%, due 01/01/42	3,714,272	0.1
68,495,000 W	3.500%, due 08/01/45	70,286,305	1.9
4,515,000	3.750%, due 03/27/19	4,903,642	0.1
2,599,294	4.000%, due 01/01/25	2,751,771	0.1
371,925	4.000%, due 08/01/40	394,696	0.0
3,338,232	4.000%, due 04/01/41	3,543,384	0.1
2,494,627	4.000%, due 05/01/41	2,646,617	0.1
108,091	4.000%, due 08/01/41	114,424	0.0
439,426	4.000%, due 12/01/41	466,196	0.0
2,010,379	4.000%, due 01/01/42	2,129,962	0.1
5,469,414	4.000%, due 03/01/42	5,807,601	0.2
4,885,282	4.000%, due 03/01/42	5,179,780	0.2
2,054,471	4.000%, due 02/01/44	2,174,975	0.1
1,122,405	4.000%, due 03/01/44	1,196,900	0.0
0	4.000%, due 09/01/44	—	—
1,700,857	4.000%, due 03/01/45	1,803,781	0.1
4,993,981	4.000%, due 05/01/45	5,297,212	0.2
17,207	4.500%, due 04/01/23	18,315	0.0
212,862	4.500%, due 03/01/39	230,109	0.0
601,298	4.500%, due 08/01/39	650,822	0.0
751,264	4.500%, due 09/01/39	813,012	0.0
934,499	4.500%, due 09/01/39	1,012,197	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
1,293,015	4.500%, due 09/01/39	$1,400,415	0.0
1,618,725	4.500%, due 10/01/39	1,753,524	0.1
2,044,359	4.500%, due 12/01/39	2,212,092	0.1
650,544	4.500%, due 03/01/40	704,352	0.0
1,233,265	4.500%, due 04/01/40	1,332,780	0.0
242,145	4.500%, due 06/01/40	262,203	0.0
1,740,608	4.500%, due 07/01/40	1,880,284	0.1
1,369,928	4.500%, due 07/01/40	1,483,593	0.1
1,303,448	4.500%, due 08/01/40	1,411,442	0.1
451,569	4.500%, due 08/01/40	488,967	0.0
1,577,993	4.500%, due 03/01/41	1,704,499	0.1
434,497	4.500%, due 03/01/41	470,055	0.0
578,157	4.500%, due 04/01/41	626,378	0.0
1,498,730	4.500%, due 06/01/41	1,622,465	0.1
1,388,321	4.500%, due 07/01/41	1,503,392	0.1
5,799,903	4.500%, due 08/01/41	6,267,822	0.2
711,737	4.500%, due 08/01/41	770,337	0.0
37,735	5.000%, due 03/01/34	41,697	0.0
310,711	5.000%, due 12/01/34	344,708	0.0
238,880	5.000%, due 08/01/35	263,582	0.0
1,109,505	5.000%, due 08/01/35	1,227,965	0.0
376,566	5.000%, due 10/01/35	415,916	0.0
333,489	5.000%, due 10/01/35	368,885	0.0
717,546	5.000%, due 10/01/35	792,189	0.0
802,061	5.000%, due 12/01/35	885,779	0.0
98,132	5.000%, due 04/01/36	108,034	0.0
359,613	5.000%, due 11/01/36	397,698	0.0
249,445	5.000%, due 02/01/37	274,725	0.0
206,508	5.000%, due 05/01/37	227,564	0.0
2,971,657	5.000%, due 10/01/37	3,285,888	0.1
536,037	5.000%, due 03/01/38	592,093	0.0
765,852	5.000%, due 03/01/38	844,008	0.0
1,741,789	5.000%, due 03/01/38	1,917,714	0.1
523,105	5.000%, due 04/01/38	575,915	0.0
54,636	5.000%, due 10/01/38	60,134	0.0
206,902	5.000%, due 06/01/40	229,320	0.0
442,863	5.000%, due 08/01/40	491,628	0.0
1,272,649	5.000%, due 04/01/41	1,410,640	0.1
108,910	5.200%, due 08/01/37	120,657	0.0
190,000	5.400%, due 03/17/21	196,618	0.0
199,563	5.490%, due 02/01/37	223,975	0.0
917,030	5.500%, due 12/01/24	989,659	0.0
240,591	5.500%, due 09/01/34	271,252	0.0
266,815	5.500%, due 01/01/35	300,705	0.0
2,509,797	5.500%, due 09/01/35	2,819,110	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
133,287	5.500%, due 09/01/35	$149,939	0.0
1,601,757	5.500%, due 10/01/35	1,797,189	0.1
1,029,457	5.500%, due 03/01/36	1,155,398	0.0
185,735	5.500%, due 03/01/36	207,918	0.0
138,483	5.500%, due 05/01/36	155,022	0.0
703,833	5.500%, due 06/01/36	791,894	0.0
54,396	5.500%, due 07/01/36	60,920	0.0
12,096	5.500%, due 07/01/36	13,566	0.0
352,643	5.500%, due 07/01/36	395,281	0.0
93,630	5.500%, due 10/01/36	104,817	0.0
348,018	5.500%, due 11/01/36	389,953	0.0
223,183	5.500%, due 12/01/36	249,935	0.0
61,852	5.500%, due 12/01/36	69,240	0.0
131,601	5.500%, due 12/01/36	147,389	0.0
24,361	5.500%, due 02/01/37	27,271	0.0
256,857	5.500%, due 02/01/37	287,535	0.0
82,778	5.500%, due 05/01/37	92,715	0.0
12,640	5.500%, due 06/01/37	14,150	0.0
181,214	5.500%, due 12/01/37	202,912	0.0
71,632	5.500%, due 03/01/38	80,188	0.0
15,441	5.500%, due 06/01/38	17,285	0.0
37,438	5.500%, due 06/01/38	41,929	0.0
26,557	5.500%, due 08/01/38	29,729	0.0
4,887	5.500%, due 10/01/38	5,475	0.0
2,365,602	5.500%, due 11/01/38	2,672,437	0.1
41,659	5.500%, due 12/01/38	46,634	0.0
54,734	5.500%, due 12/01/38	61,272	0.0
40,582	5.500%, due 12/01/38	45,429	0.0
383,643	5.500%, due 01/01/39	429,464	0.0
62,661	5.500%, due 01/01/39	70,158	0.0
224,775	5.500%, due 01/01/40	252,060	0.0
282,025	5.500%, due 01/01/40	315,817	0.0
193,781	5.500%, due 03/01/40	216,975	0.0
193,336	5.500%, due 01/01/41	216,785	0.0
166,292	5.750%, due 05/01/37	187,165	0.0
126,372	5.750%, due 06/01/37	142,227	0.0
308,937	5.800%, due 07/01/37	348,473	0.0
370,880	5.800%, due 08/01/37	418,879	0.0
94,298	5.800%, due 09/01/37	106,292	0.0
276,551	5.800%, due 09/01/37	311,784	0.0
14,451	6.000%, due 04/01/28	16,528	0.0
126,697	6.000%, due 07/01/28	143,381	0.0
1,177	6.000%, due 04/01/36	1,346	0.0
7,742	6.000%, due 04/01/36	8,760	0.0
30,802	6.000%, due 04/01/36	34,881	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
106,738	6.000%, due 06/01/36	$122,046	0.0
36,333	6.000%, due 07/01/36	41,528	0.0
12,509	6.000%, due 08/01/36	14,262	0.0
291,882	6.000%, due 08/01/36	333,242	0.0
34,266	6.000%, due 08/01/36	39,068	0.0
170,552	6.000%, due 01/01/37	192,938	0.0
139,513	6.000%, due 02/01/37	158,271	0.0
9,921	6.000%, due 04/01/37	11,247	0.0
4,548	6.000%, due 06/01/37	5,156	0.0
73,931	6.000%, due 06/01/37	83,758	0.0
1,078	6.000%, due 07/01/37	1,220	0.0
27,132	6.000%, due 07/01/37	30,721	0.0
38,493	6.000%, due 08/01/37	43,567	0.0
298,297	6.000%, due 08/01/37	337,732	0.0
29,404	6.000%, due 08/01/37	33,268	0.0
6,731	6.000%, due 08/01/37	7,620	0.0
98,871	6.000%, due 08/01/37	111,837	0.0
15,124	6.000%, due 08/01/37	17,118	0.0
13,421	6.000%, due 08/01/37	15,213	0.0
263,362	6.000%, due 08/01/37	298,062	0.0
64,447	6.000%, due 09/01/37	73,244	0.0
23,503	6.000%, due 09/01/37	26,604	0.0
7,846	6.000%, due 09/01/37	8,878	0.0
19,875	6.000%, due 10/01/37	22,574	0.0
32,386	6.000%, due 10/01/37	36,650	0.0
55,185	6.000%, due 10/01/37	62,482	0.0
38,300	6.000%, due 10/01/37	43,322	0.0
13,544	6.000%, due 11/01/37	15,353	0.0
71,397	6.000%, due 11/01/37	80,772	0.0
10,074	6.000%, due 11/01/37	11,419	0.0
4,242	6.000%, due 12/01/37	4,802	0.0
133,562	6.000%, due 12/01/37	151,178	0.0
204,043	6.000%, due 12/01/37	230,955	0.0
5,489	6.000%, due 01/01/38	6,215	0.0
108,723	6.000%, due 01/01/38	123,076	0.0
66,846	6.000%, due 01/01/38	75,712	0.0
6,192	6.000%, due 02/01/38	7,010	0.0
105,429	6.000%, due 02/01/38	119,327	0.0
93,294	6.000%, due 05/01/38	105,614	0.0
6,003	6.000%, due 06/01/38	6,797	0.0
175,993	6.000%, due 07/01/38	199,072	0.0
154,584	6.000%, due 07/01/38	175,057	0.0
60,940	6.000%, due 08/01/38	68,931	0.0
91,305	6.000%, due 09/01/38	103,279	0.0
32,530	6.000%, due 09/01/38	36,845	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
839,828	6.000%, due 09/01/38	$950,534	0.0
3,469	6.000%, due 09/01/38	3,928	0.0
33,056	6.000%, due 11/01/38	37,412	0.0
352,006	6.000%, due 01/01/39	398,791	0.0
603,431	6.000%, due 04/01/39	683,508	0.0
102,043	6.000%, due 08/01/39	115,536	0.0
198,743	6.000%, due 10/01/39	225,130	0.0
292,629	6.000%, due 11/01/39	331,434	0.0
52,215	6.000%, due 11/01/39	59,107	0.0
88,547	6.000%, due 11/01/39	100,257	0.0
7,122	6.000%, due 12/01/39	8,056	0.0
265,736	6.000%, due 05/01/40	301,209	0.0
66,231	6.150%, due 12/01/37	75,816	0.0
100,551	6.150%, due 12/01/37	115,205	0.0
368,203	6.150%, due 01/01/38	418,714	0.0
207,819	6.150%, due 02/01/38	236,188	0.0
178,200	6.150%, due 02/01/38	202,471	0.0
840,000	6.250%, due 07/15/32	1,163,304	0.0
30,946	6.500%, due 06/01/36	36,102	0.0
5,079	6.500%, due 08/01/36	6,089	0.0
115,108	6.500%, due 10/01/36	131,937	0.0
9,450	6.500%, due 10/01/36	11,341	0.0
61,276	6.500%, due 07/01/37	70,371	0.0
39,582	6.500%, due 09/01/37	45,369	0.0
28,264	6.500%, due 09/01/37	32,789	0.0
13,645	6.500%, due 10/01/37	15,638	0.0
50,713	6.500%, due 11/01/37	58,118	0.0
79,829	6.500%, due 01/01/38	91,502	0.0
97,006	6.500%, due 02/01/38	111,194	0.0
37,617	6.500%, due 02/01/38	43,118	0.0
64,303	6.500%, due 04/01/38	74,009	0.0
20,389	6.500%, due 04/01/38	23,370	0.0
8,231	6.500%, due 05/01/38	9,432	0.0
1,179	6.500%, due 05/01/38	1,351	0.0
6,982	6.500%, due 07/01/38	8,004	0.0
5,049	6.500%, due 08/01/38	5,787	0.0
8,944	6.500%, due 09/01/38	10,253	0.0
11,279	6.500%, due 10/01/38	12,923	0.0
810	6.500%, due 10/01/38	929	0.0
26,634	6.500%, due 11/01/38	30,522	0.0
834,789	6.500%, due 12/01/38	957,244	0.0
8,161	6.500%, due 12/01/38	9,355	0.0
6,481	6.500%, due 12/01/38	7,429	0.0
21,009	6.500%, due 12/01/38	24,262	0.0
157,918	6.500%, due 12/01/38	180,979	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
5,767	6.500%, due 01/01/39	$6,608	0.0
2,540,000	6.750%, due 03/15/31	3,637,275	0.1
		306,378,152	8.2
	Federal National Mortgage Association: 15.5%##
13,000,000 W	0.300%, due 08/01/44	12,917,988	0.4
46,588,000 W	0.400%, due 08/01/45	49,249,882	1.3
6,025,000	1.375%, due 11/15/16	6,096,035	0.2
2,420,000	1.500%, due 06/22/20	2,390,774	0.1
20,400,000	2.230%, due 12/06/22	19,771,272	0.5
5,000,000	2.250%, due 03/15/16	5,069,440	0.2
8,750,000	2.375%, due 04/11/16	8,889,720	0.3
8,816,261	2.500%, due 09/01/27	8,992,691	0.3
72,046,000 W	2.500%, due 08/01/29	72,772,415	2.0
2,656,954	3.000%, due 12/01/26	2,759,986	0.1
2,147,444	3.000%, due 01/01/27	2,230,435	0.1
47,967,097	3.000%, due 05/01/43	48,023,923	1.3
15,939,636	3.000%, due 07/01/43	15,953,635	0.4
706,792	3.500%, due 08/01/26	747,533	0.0
571,191	3.500%, due 08/01/26	604,027	0.0
69,325	3.500%, due 09/01/26	73,332	0.0
459,107	3.500%, due 10/01/26	485,645	0.0
1,279,921	3.500%, due 10/01/26	1,354,315	0.1
2,227,228	3.500%, due 11/01/26	2,356,075	0.1
2,425,924	3.500%, due 12/01/26	2,559,901	0.1
2,388,762	3.500%, due 12/01/26	2,527,165	0.1
2,694,518	3.500%, due 01/01/27	2,849,724	0.1
2,325,165	3.500%, due 03/01/41	2,402,977	0.1
2,912,740	3.500%, due 12/01/41	3,011,584	0.1
5,060,922	3.500%, due 01/01/42	5,232,864	0.2
23,620,472	3.500%, due 11/01/42	24,423,884	0.7
14,326,000 W	3.500%, due 08/01/44	14,726,681	0.4
48,284	4.000%, due 11/01/20	50,649	0.0
53,950	4.000%, due 07/01/22	56,609	0.0
21,663	4.000%, due 04/01/23	22,927	0.0
12,124	4.000%, due 05/01/23	12,778	0.0
27,471	4.000%, due 07/01/23	28,839	0.0
77,774	4.000%, due 03/01/24	82,358	0.0
98,779	4.000%, due 03/01/24	104,090	0.0
1,947	4.000%, due 04/01/24	2,060	0.0
63,240	4.000%, due 04/01/24	66,672	0.0
387,485	4.000%, due 07/01/24	408,581	0.0
142,893	4.000%, due 07/01/24	151,363	0.0
7,016	4.000%, due 08/01/24	7,429	0.0
149,158	4.000%, due 01/01/25	158,054	0.0
116,521	4.000%, due 02/01/25	122,875	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
639,341	4.000%, due 02/01/25	$677,668	0.0
466,862	4.000%, due 06/01/25	499,230	0.0
10,220	4.000%, due 07/01/25	10,824	0.0
66,165	4.000%, due 09/01/25	70,744	0.0
64,506	4.000%, due 09/01/25	68,285	0.0
876,026	4.000%, due 12/01/25	936,479	0.0
751,113	4.000%, due 02/01/26	803,084	0.0
141,607	4.000%, due 03/01/26	151,400	0.0
232,861	4.000%, due 04/01/26	249,052	0.0
1,597,360	4.000%, due 04/01/26	1,707,765	0.1
472,483	4.000%, due 04/01/26	505,056	0.0
823,503	4.000%, due 05/01/26	880,355	0.0
333,620	4.000%, due 09/01/26	356,753	0.0
1,610,728	4.000%, due 10/01/40	1,719,002	0.1
425,208	4.000%, due 10/01/40	453,038	0.0
2,601,483	4.000%, due 12/01/40	2,771,925	0.1
2,870,556	4.000%, due 12/01/40	3,063,790	0.1
5,816,927	4.000%, due 02/01/41	6,199,248	0.2
966,331	4.000%, due 03/01/41	1,024,791	0.0
946,214	4.000%, due 04/01/41	1,008,268	0.0
1,189,248	4.000%, due 08/01/41	1,260,975	0.0
775,399	4.000%, due 09/01/41	825,726	0.0
7,310,617	4.000%, due 11/01/41	7,782,967	0.2
1,386,828	4.000%, due 12/01/41	1,472,605	0.1
2,395,468	4.000%, due 01/01/42	2,550,396	0.1
0	4.000%, due 07/01/42	—	—
1,249,028	4.000%, due 07/01/42	1,328,776	0.1
3,212,036	4.000%, due 07/01/43	3,435,190	0.1
3,884,994	4.000%, due 02/01/44	4,150,352	0.1
1,616,443	4.000%, due 02/01/44	1,726,852	0.1
1,413,357	4.000%, due 03/01/44	1,512,073	0.1
—	4.000%, due 08/01/44	—	—
20,123,882	4.000%, due 06/01/45	21,411,628	0.6
2,220,000	4.000%, due 06/01/45	2,359,326	0.1
4,491,488	4.000%, due 07/01/45	4,788,602	0.1
3,373,583	4.000%, due 07/01/45	3,593,617	0.1
3,764,086	4.000%, due 07/01/45	4,021,218	0.1
5,483,100	4.000%, due 07/01/45	5,866,111	0.2
32,339	4.500%, due 05/01/19	33,782	0.0
10,998	4.500%, due 05/01/19	11,495	0.0
24,674	4.500%, due 01/01/20	25,724	0.0
21,845	4.500%, due 08/01/20	22,804	0.0
3,804	4.500%, due 06/01/22	3,967	0.0
2,711	4.500%, due 07/01/22	2,830	0.0
47,921	4.500%, due 11/01/22	50,560	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
76,160	4.500%, due 02/01/23	$81,165	0.0
10,922	4.500%, due 02/01/23	11,655	0.0
5,577	4.500%, due 03/01/23	5,881	0.0
1,732	4.500%, due 03/01/23	1,849	0.0
331,541	4.500%, due 03/01/23	352,661	0.0
198,950	4.500%, due 04/01/23	211,575	0.0
59,250	4.500%, due 04/01/23	62,994	0.0
3,533	4.500%, due 04/01/23	3,770	0.0
44,200	4.500%, due 04/01/23	47,000	0.0
169,473	4.500%, due 04/01/23	180,197	0.0
2,355	4.500%, due 05/01/23	2,513	0.0
3,915	4.500%, due 05/01/23	4,172	0.0
263,645	4.500%, due 05/01/23	281,320	0.0
5,225	4.500%, due 05/01/23	5,574	0.0
5,543	4.500%, due 07/01/23	5,778	0.0
24,138	4.500%, due 01/01/24	25,158	0.0
800,263	4.500%, due 07/01/24	856,832	0.0
1,112,321	4.500%, due 08/01/24	1,194,716	0.0
41,504	4.500%, due 09/01/24	44,129	0.0
162,046	4.500%, due 09/01/24	173,644	0.0
37,521	4.500%, due 09/01/24	40,133	0.0
516,034	4.500%, due 09/01/24	551,813	0.0
90,100	4.500%, due 10/01/24	95,231	0.0
350,915	4.500%, due 10/01/24	375,714	0.0
154,455	4.500%, due 10/01/24	163,611	0.0
33,928	4.500%, due 11/01/24	35,384	0.0
248,055	4.500%, due 11/01/24	266,463	0.0
9,260	4.500%, due 11/01/24	9,659	0.0
36,046	4.500%, due 11/01/24	38,708	0.0
181,111	4.500%, due 11/01/24	193,947	0.0
18,508	4.500%, due 11/01/24	19,565	0.0
208,224	4.500%, due 12/01/24	223,627	0.0
391,569	4.500%, due 12/01/24	408,393	0.0
288,084	4.500%, due 01/01/25	309,315	0.0
386,900	4.500%, due 01/01/25	413,653	0.0
5,936	4.500%, due 01/01/25	6,374	0.0
866,347	4.500%, due 05/01/25	930,219	0.0
54,333	4.500%, due 08/01/25	56,670	0.0
984,232	4.500%, due 01/01/26	1,053,891	0.0
404,255	4.500%, due 04/01/26	426,509	0.0
8,450	4.500%, due 06/01/34	9,145	0.0
46,665	4.500%, due 05/01/35	50,902	0.0
4,140	4.500%, due 03/01/38	4,488	0.0
14,180	4.500%, due 05/01/38	15,337	0.0
2,818	4.500%, due 05/01/38	3,048	0.0
32,897	4.500%, due 06/01/38	35,692	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
10,064	4.500%, due 07/01/38	$10,885	0.0
26,586	4.500%, due 07/01/38	28,755	0.0
39,532	4.500%, due 09/01/38	42,757	0.0
1,239,304	4.500%, due 03/01/39	1,342,816	0.1
51,731	4.500%, due 04/01/39	55,978	0.0
73,188	4.500%, due 04/01/39	79,235	0.0
0	4.500%, due 06/01/39	—	—
1,693,182	4.500%, due 07/01/39	1,833,115	0.1
0	4.500%, due 07/01/39	—	—
2,534,216	4.500%, due 07/01/39	2,767,099	0.1
3,806,285	4.500%, due 09/01/39	4,125,977	0.1
2,401,737	4.500%, due 10/01/39	2,601,684	0.1
1,175,688	4.500%, due 12/01/39	1,274,488	0.0
848,885	4.500%, due 12/01/39	920,445	0.0
950,165	4.500%, due 12/01/39	1,029,671	0.0
524,158	4.500%, due 03/01/40	568,129	0.0
0	4.500%, due 09/01/40	—	—
821,432	4.500%, due 10/01/40	890,175	0.0
643,988	4.500%, due 10/01/40	698,251	0.0
651,822	4.500%, due 10/01/40	706,890	0.0
1,722,592	4.500%, due 03/01/41	1,868,206	0.1
1,864,550	4.500%, due 04/01/41	2,016,658	0.1
703,910	4.500%, due 06/01/41	762,934	0.0
630,025	4.500%, due 06/01/41	682,519	0.0
6,109,456	4.500%, due 06/01/41	6,628,364	0.2
674,916	4.500%, due 06/01/41	732,219	0.0
407,326	4.500%, due 07/01/41	442,172	0.0
290,640	4.500%, due 07/01/41	315,042	0.0
10,173,471	4.500%, due 07/01/41	11,046,157	0.3
2,808,322	4.500%, due 08/01/41	3,047,359	0.1
3,040,487	4.500%, due 08/01/41	3,296,158	0.1
607,335	4.500%, due 08/01/41	658,834	0.0
6,004	5.000%, due 04/01/16	6,288	0.0
61,572	5.000%, due 01/01/18	64,489	0.0
139,698	5.000%, due 01/01/18	146,314	0.0
124,137	5.000%, due 02/01/18	130,016	0.0
24,326	5.000%, due 04/01/18	25,478	0.0
1,716	5.000%, due 02/01/20	1,841	0.0
3,174	5.000%, due 06/01/21	3,361	0.0
22,308	5.000%, due 11/01/21	23,619	0.0
39,811	5.000%, due 01/01/22	42,358	0.0
2,219	5.000%, due 02/01/22	2,386	0.0
3,672	5.000%, due 04/01/22	3,846	0.0
541	5.000%, due 06/01/22	567	0.0
47,795	5.000%, due 06/01/22	51,613	0.0
6,847	5.000%, due 06/01/22	7,281	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
85,497	5.000%, due 06/01/22	$92,563	0.0
45,522	5.000%, due 07/01/22	48,419	0.0
1,341	5.000%, due 07/01/22	1,404	0.0
44,097	5.000%, due 08/01/22	46,185	0.0
14,692	5.000%, due 09/01/22	15,388	0.0
54,894	5.000%, due 12/01/22	57,494	0.0
2,697	5.000%, due 01/01/23	2,911	0.0
47,096	5.000%, due 01/01/23	50,829	0.0
449,690	5.000%, due 02/01/23	488,108	0.0
1,807	5.000%, due 02/01/23	1,951	0.0
133,876	5.000%, due 02/01/23	145,269	0.0
2,207	5.000%, due 03/01/23	2,342	0.0
66,255	5.000%, due 03/01/23	71,904	0.0
135,504	5.000%, due 03/01/23	145,976	0.0
23,864	5.000%, due 03/01/23	24,994	0.0
16,732	5.000%, due 03/01/23	18,154	0.0
18,266	5.000%, due 04/01/23	19,791	0.0
71,438	5.000%, due 04/01/23	77,457	0.0
13,886	5.000%, due 04/01/23	14,544	0.0
59,023	5.000%, due 04/01/23	61,818	0.0
10,955	5.000%, due 05/01/23	11,842	0.0
25,365	5.000%, due 05/01/23	27,507	0.0
28,892	5.000%, due 05/01/23	31,272	0.0
30,393	5.000%, due 06/01/23	32,896	0.0
24,636	5.000%, due 06/01/23	26,335	0.0
9,749	5.000%, due 06/01/23	10,210	0.0
119,240	5.000%, due 06/01/23	124,888	0.0
58,652	5.000%, due 06/01/23	62,882	0.0
588,777	5.000%, due 07/01/23	636,632	0.0
211,973	5.000%, due 08/01/23	230,081	0.0
900	5.000%, due 09/01/23	972	0.0
26,491	5.000%, due 02/01/24	28,713	0.0
205,428	5.000%, due 03/01/24	223,565	0.0
66,055	5.000%, due 04/01/24	69,183	0.0
27,964	5.000%, due 04/01/24	30,215	0.0
121,107	5.000%, due 05/01/24	129,930	0.0
188,766	5.000%, due 06/01/24	202,497	0.0
796,278	5.000%, due 08/01/24	865,123	0.0
323,727	5.000%, due 07/01/33	357,965	0.0
126,485	5.000%, due 02/01/34	139,761	0.0
67,486	5.000%, due 11/01/34	74,635	0.0
4,657,430	5.000%, due 02/01/35	5,164,458	0.2
889,494	5.000%, due 06/01/35	986,819	0.0
56,023	5.000%, due 08/01/35	61,961	0.0
661,177	5.000%, due 09/01/35	731,036	0.0
1,129,640	5.000%, due 09/01/35	1,249,039	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
279,463	5.000%, due 09/01/35	$308,929	0.0
86,807	5.000%, due 10/01/35	96,071	0.0
1,040,348	5.000%, due 03/01/36	1,150,395	0.0
1,331,303	5.000%, due 03/01/36	1,471,178	0.1
336,646	5.000%, due 04/01/36	372,212	0.0
11,350	5.000%, due 05/01/36	12,557	0.0
949,355	5.000%, due 05/01/36	1,049,209	0.0
172,709	5.000%, due 06/01/36	191,130	0.0
141,961	5.000%, due 12/01/36	157,110	0.0
1,835,165	5.000%, due 12/01/36	2,030,975	0.1
423,932	5.000%, due 07/01/37	468,948	0.0
378,236	5.000%, due 01/01/38	419,203	0.0
1,390,221	5.000%, due 02/01/38	1,537,163	0.1
669,827	5.000%, due 02/01/38	740,739	0.0
922,789	5.000%, due 08/01/38	1,020,860	0.0
234,586	5.000%, due 07/01/40	260,545	0.0
663,261	5.000%, due 07/01/40	732,835	0.0
11,310,000	5.375%, due 06/12/17	12,320,277	0.3
1,270	5.500%, due 04/01/16	1,272	0.0
36,035	5.500%, due 11/01/16	36,874	0.0
7,536	5.500%, due 01/01/17	7,708	0.0
16,232	5.500%, due 01/01/17	16,638	0.0
27,258	5.500%, due 02/01/17	28,005	0.0
41,304	5.500%, due 10/01/17	42,713	0.0
76,499	5.500%, due 11/01/17	79,267	0.0
14,276	5.500%, due 11/01/17	14,711	0.0
12	5.500%, due 02/01/18	12	0.0
17,741	5.500%, due 09/01/18	18,634	0.0
43,935	5.500%, due 07/01/20	45,422	0.0
2,179	5.500%, due 04/01/21	2,365	0.0
12,721	5.500%, due 10/01/21	13,414	0.0
435,043	5.500%, due 11/01/21	467,058	0.0
6,510	5.500%, due 11/01/21	6,869	0.0
132,832	5.500%, due 11/01/21	144,343	0.0
322,999	5.500%, due 12/01/21	347,274	0.0
327,161	5.500%, due 12/01/21	353,486	0.0
134,288	5.500%, due 12/01/21	143,371	0.0
9,539	5.500%, due 01/01/22	10,302	0.0
65,010	5.500%, due 01/01/22	68,998	0.0
11,085	5.500%, due 01/01/22	11,902	0.0
64,127	5.500%, due 02/01/22	70,241	0.0
3,525	5.500%, due 04/01/22	3,760	0.0
52,148	5.500%, due 06/01/22	56,739	0.0
42,433	5.500%, due 06/01/22	45,121	0.0
2,620	5.500%, due 07/01/22	2,723	0.0
69,422	5.500%, due 07/01/22	75,955	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
6,399	5.500%, due 07/01/22	$7,012	0.0
6,229	5.500%, due 08/01/22	6,647	0.0
26,984	5.500%, due 09/01/22	29,077	0.0
130,006	5.500%, due 09/01/22	143,162	0.0
131,644	5.500%, due 11/01/22	140,988	0.0
9,985	5.500%, due 01/01/23	10,385	0.0
17,710	5.500%, due 01/01/23	19,150	0.0
17,559	5.500%, due 02/01/23	19,059	0.0
17,233	5.500%, due 03/01/23	18,695	0.0
9,572	5.500%, due 04/01/23	10,454	0.0
27,776	5.500%, due 06/01/23	29,853	0.0
15,050	5.500%, due 08/01/23	16,615	0.0
74,754	5.500%, due 08/01/23	80,868	0.0
33,046	5.500%, due 08/01/23	36,410	0.0
4,862	5.500%, due 08/01/23	5,241	0.0
89,006	5.500%, due 09/01/23	97,820	0.0
30,258	5.500%, due 10/01/23	32,506	0.0
178,048	5.500%, due 11/01/23	195,996	0.0
8,061	5.500%, due 11/01/23	8,698	0.0
7,269	5.500%, due 11/01/23	7,886	0.0
202,802	5.500%, due 02/01/24	223,168	0.0
2,928	5.500%, due 03/01/24	3,028	0.0
119,758	5.500%, due 07/01/24	127,902	0.0
14,610	5.500%, due 07/01/24	16,075	0.0
241,436	5.500%, due 05/01/25	253,276	0.0
146,514	5.500%, due 08/01/25	160,117	0.0
7,026	5.500%, due 07/01/27	7,884	0.0
1,662	5.500%, due 08/01/27	1,864	0.0
230,198	5.500%, due 03/01/34	258,755	0.0
298,483	5.500%, due 04/01/34	336,829	0.0
110,678	5.500%, due 11/01/34	124,845	0.0
100,111	5.500%, due 12/01/34	112,814	0.0
1,405,225	5.500%, due 02/01/35	1,583,381	0.1
179,833	5.500%, due 05/01/35	202,414	0.0
1,473,363	5.500%, due 09/01/35	1,655,787	0.1
219,192	5.500%, due 09/01/35	246,645	0.0
285,538	5.500%, due 04/01/36	320,408	0.0
235,885	5.500%, due 04/01/36	265,181	0.0
65,021	5.500%, due 05/01/36	73,082	0.0
226,579	5.500%, due 06/01/36	254,564	0.0
675,142	5.500%, due 07/01/36	760,968	0.0
405,861	5.500%, due 11/01/36	455,888	0.0
1,426,139	5.500%, due 12/01/36	1,602,376	0.1
117,804	5.500%, due 12/01/36	132,567	0.0
597,462	5.500%, due 12/01/36	670,216	0.0
197,604	5.500%, due 01/01/37	222,432	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
174,542	5.500%, due 03/01/37	$196,014	0.0
1,801,703	5.500%, due 03/01/37	2,022,740	0.1
873,898	5.500%, due 03/01/37	980,731	0.0
762,316	5.500%, due 08/01/37	858,050	0.0
2,172	5.500%, due 01/01/38	2,436	0.0
3,113	5.500%, due 01/01/38	3,492	0.0
8,860	5.500%, due 01/01/38	9,943	0.0
32,081	5.500%, due 03/01/38	35,993	0.0
68,468	5.500%, due 05/01/38	76,805	0.0
123,095	5.500%, due 06/01/38	138,084	0.0
597,973	5.500%, due 06/01/38	670,936	0.0
3,074,375	5.500%, due 09/01/38	3,450,719	0.1
782,368	5.500%, due 12/01/38	878,268	0.0
214,372	5.500%, due 06/01/39	240,477	0.0
83,191	5.500%, due 04/01/40	94,914	0.0
161,016	5.500%, due 05/01/40	180,916	0.0
264,372	5.500%, due 06/01/40	297,075	0.0
21,871	5.500%, due 07/01/40	24,575	0.0
21,499	5.700%, due 07/01/36	24,073	0.0
174,587	5.700%, due 07/01/36	197,575	0.0
78,645	6.000%, due 10/01/18	83,296	0.0
27,865	6.000%, due 01/01/34	31,878	0.0
6,987	6.000%, due 07/01/34	7,984	0.0
134,462	6.000%, due 12/01/34	153,349	0.0
135,508	6.000%, due 05/01/35	155,005	0.0
115,163	6.000%, due 01/01/36	132,123	0.0
209,737	6.000%, due 01/01/36	238,132	0.0
58,788	6.000%, due 02/01/36	66,902	0.0
31,291	6.000%, due 03/01/36	35,715	0.0
67,578	6.000%, due 03/01/36	76,950	0.0
72,506	6.000%, due 04/01/36	82,571	0.0
35,916	6.000%, due 04/01/36	41,070	0.0
915,000	6.000%, due 04/18/36	954,498	0.0
160,763	6.000%, due 05/01/36	183,227	0.0
1,210	6.000%, due 06/01/36	1,377	0.0
28,678	6.000%, due 08/01/36	32,659	0.0
5,652	6.000%, due 08/01/36	6,411	0.0
79,677	6.000%, due 09/01/36	90,386	0.0
156,830	6.000%, due 09/01/36	178,547	0.0
149,383	6.000%, due 09/01/36	169,545	0.0
62,027	6.000%, due 09/01/36	70,518	0.0
34,457	6.000%, due 10/01/36	39,089	0.0
43,452	6.000%, due 10/01/36	49,292	0.0
256,786	6.000%, due 12/01/36	291,432	0.0
945,585	6.000%, due 12/01/36	1,076,688	0.0
80,191	6.000%, due 01/01/37	90,970	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
24,700	6.000%, due 02/01/37	$28,126	0.0
10,808	6.000%, due 04/01/37	12,267	0.0
284,104	6.000%, due 07/01/37	323,180	0.0
8,206	6.000%, due 08/01/37	9,312	0.0
8,469	6.000%, due 08/01/37	9,608	0.0
66,852	6.000%, due 08/01/37	75,977	0.0
4,428	6.000%, due 09/01/37	5,034	0.0
61,867	6.000%, due 09/01/37	70,296	0.0
1,569	6.000%, due 09/01/37	1,784	0.0
13,313	6.000%, due 09/01/37	15,138	0.0
86,077	6.000%, due 09/01/37	97,724	0.0
40,769	6.000%, due 09/01/37	46,370	0.0
68,388	6.000%, due 09/01/37	77,580	0.0
3,998	6.000%, due 10/01/37	4,535	0.0
16,729	6.000%, due 10/01/37	19,132	0.0
4,278	6.000%, due 10/01/37	4,862	0.0
1,421	6.000%, due 10/01/37	1,615	0.0
10,508	6.000%, due 11/01/37	11,962	0.0
41,368	6.000%, due 11/01/37	46,928	0.0
97,082	6.000%, due 11/01/37	110,555	0.0
8,016	6.000%, due 11/01/37	9,094	0.0
24,709	6.000%, due 11/01/37	28,030	0.0
36,577	6.000%, due 11/01/37	41,608	0.0
150,127	6.000%, due 11/01/37	170,664	0.0
29,364	6.000%, due 12/01/37	33,328	0.0
31,087	6.000%, due 12/01/37	35,392	0.0
162,021	6.000%, due 12/01/37	184,298	0.0
75,954	6.000%, due 12/01/37	86,211	0.0
42,320	6.000%, due 01/01/38	48,103	0.0
61,059	6.000%, due 01/01/38	69,297	0.0
5,771	6.000%, due 01/01/38	6,547	0.0
212,596	6.000%, due 02/01/38	241,731	0.0
1,703	6.000%, due 02/01/38	1,932	0.0
138,510	6.000%, due 03/01/38	157,127	0.0
13,563	6.000%, due 03/01/38	15,388	0.0
918,206	6.000%, due 04/01/38	1,045,446	0.0
61,669	6.000%, due 04/01/38	69,990	0.0
98,825	6.000%, due 05/01/38	112,431	0.0
74,976	6.000%, due 05/01/38	85,201	0.0
5,179	6.000%, due 06/01/38	5,878	0.0
32,521	6.000%, due 07/01/38	36,950	0.0
122,968	6.000%, due 07/01/38	139,661	0.0
2,145	6.000%, due 08/01/38	2,433	0.0
7,455	6.000%, due 08/01/38	8,484	0.0
230,876	6.000%, due 09/01/38	261,907	0.0
41,176	6.000%, due 09/01/38	46,732	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
40,961	6.000%, due 09/01/38	$46,466	0.0
419,998	6.000%, due 10/01/38	476,449	0.0
24,121	6.000%, due 10/01/38	27,362	0.0
192,880	6.000%, due 10/01/38	218,804	0.0
6,203	6.000%, due 10/01/38	7,037	0.0
284,555	6.000%, due 10/01/38	323,801	0.0
27,128	6.000%, due 05/01/39	30,774	0.0
1,947,662	6.000%, due 10/01/39	2,217,446	0.1
50,162	6.000%, due 11/01/39	56,928	0.0
30,798	6.500%, due 04/01/28	35,394	0.0
1,438	6.500%, due 04/01/30	1,653	0.0
24,822	6.500%, due 08/01/32	28,528	0.0
120,561	6.500%, due 02/01/34	138,570	0.0
12,726	6.500%, due 11/01/34	15,000	0.0
53,693	6.500%, due 01/01/36	64,031	0.0
69,816	6.500%, due 03/01/36	83,844	0.0
201,068	6.500%, due 04/01/36	232,161	0.0
4,058	6.500%, due 05/01/36	4,664	0.0
16,936	6.500%, due 06/01/36	19,467	0.0
8,233	6.500%, due 07/01/36	9,461	0.0
26,065	6.500%, due 07/01/36	30,124	0.0
4,021	6.500%, due 07/01/36	4,621	0.0
283,368	6.500%, due 07/01/36	325,712	0.0
64,160	6.500%, due 07/01/36	73,737	0.0
172,632	6.500%, due 07/01/36	204,755	0.0
4,424	6.500%, due 08/01/36	5,085	0.0
9,568	6.500%, due 08/01/36	10,997	0.0
3,410,351	6.500%, due 08/25/36	3,919,281	0.1
3,472	6.500%, due 09/01/36	4,008	0.0
32,053	6.500%, due 09/01/36	37,927	0.0
333,252	6.500%, due 09/01/36	385,164	0.0
18,068	6.500%, due 09/01/36	20,767	0.0
5,176	6.500%, due 11/01/36	5,949	0.0
10,917	6.500%, due 11/01/36	12,547	0.0
381	6.500%, due 11/01/36	437	0.0
6,845	6.500%, due 12/01/36	7,936	0.0
14,904	6.500%, due 12/01/36	17,131	0.0
7,148	6.500%, due 12/01/36	8,216	0.0
1,148	6.500%, due 01/01/37	1,320	0.0
128,868	6.500%, due 01/01/37	151,358	0.0
63,208	6.500%, due 01/01/37	72,655	0.0
42,214	6.500%, due 01/01/37	48,503	0.0
54,637	6.500%, due 02/01/37	62,785	0.0
133,969	6.500%, due 03/01/37	158,939	0.0
210,902	6.500%, due 03/01/37	252,786	0.0
20,099	6.500%, due 03/01/37	23,097	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
175	6.500%, due 03/01/37	$202	0.0
22,862	6.500%, due 03/01/37	26,277	0.0
161,475	6.500%, due 04/01/37	185,600	0.0
9,508	6.500%, due 04/01/37	10,927	0.0
1,701	6.500%, due 04/01/37	1,955	0.0
2,935	6.500%, due 07/01/37	3,372	0.0
10,118	6.500%, due 08/01/37	11,919	0.0
10,926	6.500%, due 08/01/37	12,610	0.0
7,352	6.500%, due 08/01/37	8,448	0.0
20,149	6.500%, due 09/01/37	23,158	0.0
262,560	6.500%, due 09/01/37	301,739	0.0
1,138	6.500%, due 09/01/37	1,308	0.0
3,204	6.500%, due 09/01/37	3,683	0.0
6,725	6.500%, due 09/01/37	7,747	0.0
186,974	6.500%, due 09/01/37	214,908	0.0
4,092	6.500%, due 09/01/37	4,779	0.0
44,457	6.500%, due 09/01/37	51,096	0.0
3,367	6.500%, due 10/01/37	3,869	0.0
18,280	6.500%, due 10/01/37	21,078	0.0
55,975	6.500%, due 10/01/37	64,325	0.0
7,526	6.500%, due 10/01/37	8,659	0.0
89,949	6.500%, due 10/01/37	103,386	0.0
304,128	6.500%, due 11/01/37	364,393	0.0
48,887	6.500%, due 12/01/37	57,337	0.0
1,605	6.500%, due 12/01/37	1,845	0.0
1,511	6.500%, due 12/01/37	1,737	0.0
37,781	6.500%, due 12/01/37	43,443	0.0
3,666	6.500%, due 12/01/37	4,214	0.0
10,385	6.500%, due 12/01/37	11,937	0.0
3,156	6.500%, due 12/01/37	3,628	0.0
244,834	6.500%, due 12/01/37	281,307	0.0
55,343	6.500%, due 01/01/38	63,607	0.0
37,454	6.500%, due 01/01/38	43,047	0.0
1,006	6.500%, due 01/01/38	1,156	0.0
1,552	6.500%, due 01/01/38	1,784	0.0
659,497	6.500%, due 02/01/38	781,712	0.0
117,665	6.500%, due 03/01/38	135,265	0.0
161,189	6.500%, due 04/01/38	185,271	0.0
18,631	6.500%, due 05/01/38	22,098	0.0
1,700	6.500%, due 06/01/38	1,954	0.0
385,747	6.500%, due 08/01/38	443,201	0.0
76,202	6.500%, due 08/01/38	87,588	0.0
268,716	6.500%, due 08/01/38	322,595	0.0
38,367	6.500%, due 09/01/38	44,100	0.0
113,149	6.500%, due 09/01/38	134,128	0.0
10,523	6.500%, due 10/01/38	12,096	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
102,010	6.500%, due 10/01/38	$117,253	0.0
684,976	6.500%, due 10/01/38	787,256	0.0
54,373	6.500%, due 10/01/38	62,489	0.0
153,113	6.500%, due 11/01/38	175,984	0.0
150,143	6.500%, due 01/01/39	180,053	0.0
4,477	6.500%, due 01/01/39	5,381	0.0
75,520	6.500%, due 03/01/39	86,804	0.0
5,852	6.500%, due 09/01/39	6,726	0.0
805,000	6.625%, due 11/15/30	1,136,905	0.0
3,430,000	7.125%, due 01/15/30	5,043,918	0.2
1,560,000	7.250%, due 05/15/30	2,325,414	0.1
15,238,000 W	3.000%, due 07/01/29	15,787,877	0.4
		580,117,945	15.5
	Government National Mortgage Association: 7.8%
13,069,245	1.750%, due 02/20/41	13,608,966	0.4
27,235,000	3.000%, due 08/01/44	27,425,433	0.7
3,000,000	3.400%, due 02/16/47	3,007,836	0.1
5,000,000	3.400%, due 12/16/49	4,998,880	0.1
5,000,000	3.485%, due 02/16/44	5,149,180	0.1
107,439,000	3.500%, due 01/20/45	111,224,562	3.0
5,089,711	3.500%, due 05/20/45	5,311,328	0.1
2,000,000	3.500%, due 03/16/47	2,052,563	0.1
2,000,000	3.562%, due 04/16/41	2,086,662	0.1
0	4.000%, due 10/20/44	—	—
0	4.000%, due 12/20/44	—	—
15,634,938	4.000%, due 02/20/45	16,578,914	0.4
10,267,739	4.000%, due 03/20/45	10,950,664	0.3
9,500,000	4.000%, due 05/20/45	10,134,194	0.3
9,575,916	4.000%, due 05/20/45	10,215,172	0.3
5,000,000	4.134%, due 01/16/51	5,263,470	0.1
829,572	4.397%, due 05/16/51	896,006	0.0
2,851,914	4.500%, due 07/20/40	3,113,243	0.1
2,866,743	4.500%, due 02/20/41	3,129,443	0.1
3,404,971	4.500%, due 05/20/41	3,717,003	0.1
3,871,448	4.500%, due 06/20/41	4,226,231	0.1
7,059,544	4.500%, due 07/20/41	7,706,490	0.2
2,825,547	4.500%, due 09/20/41	3,090,587	0.1
6,619,187	4.500%, due 10/20/41	7,225,789	0.2
31,711	5.000%, due 10/15/37	35,241	0.0
4,108	5.000%, due 04/15/38	4,549	0.0
172,200	5.000%, due 03/15/39	191,361	0.0
314,924	5.000%, due 08/15/39	349,866	0.0
2,873,954	5.000%, due 09/15/39	3,191,541	0.1
2,479,338	5.000%, due 09/15/39	2,751,788	0.1
2,044,268	5.000%, due 02/15/40	2,271,390	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
2,216,694	5.000%, due 04/15/40	$2,472,796	0.1
3,141,341	5.000%, due 06/15/40	3,484,657	0.1
198,684	5.000%, due 07/15/40	219,981	0.0
1,671,599	5.000%, due 04/15/42	1,849,871	0.0
1,980,797	5.000%, due 04/20/42	2,209,720	0.1
93,340	5.500%, due 07/20/38	105,216	0.0
1,192,168	5.500%, due 09/20/39	1,342,228	0.0
84,152	5.500%, due 10/20/39	95,902	0.0
1,934,475	5.500%, due 11/20/39	2,177,964	0.1
45,426	5.500%, due 11/20/39	51,698	0.0
27,348	5.500%, due 12/20/40	30,768	0.0
81,495	5.500%, due 01/20/41	93,221	0.0
291,240	5.500%, due 03/20/41	331,443	0.0
858,729	5.500%, due 04/20/41	977,266	0.0
1,473,119	5.500%, due 05/20/41	1,681,332	0.0
1,305,191	5.500%, due 06/20/41	1,485,384	0.0
42,428	6.000%, due 10/15/36	49,514	0.0
124,616	6.000%, due 08/15/37	145,464	0.0
213,887	6.000%, due 11/15/37	244,508	0.0
23,971	6.000%, due 12/15/37	27,423	0.0
69,234	6.000%, due 01/15/38	79,145	0.0
102,290	6.000%, due 01/15/38	117,021	0.0
74,193	6.000%, due 02/15/38	84,833	0.0
342,988	6.000%, due 02/15/38	391,967	0.0
2,141	6.000%, due 02/15/38	2,448	0.0
3,838	6.000%, due 04/15/38	4,401	0.0
493,731	6.000%, due 05/15/38	564,704	0.0
655,370	6.000%, due 05/15/38	749,193	0.0
80,396	6.000%, due 07/15/38	92,006	0.0
135,773	6.000%, due 09/15/38	155,432	0.0
139,217	6.000%, due 11/15/38	159,430	0.0
1,994,223	6.000%, due 08/20/40	2,294,465	0.1
6,166	7.000%, due 12/15/37	6,565	0.0
		293,686,318	7.8
	Other U.S. Agency Obligations: 0.8%
22,990,000	1.100%, due 11/06/18	22,707,453	0.6
1,500,000	1.875%, due 08/15/22	1,447,030	0.0
75,000	5.125%, due 08/25/16	79,021	0.0
10,000	6.150%, due 01/15/38	13,558	0.0
5,000,000	7.125%, due 05/01/30	7,120,895	02
		31,367,957	0.8
	Total U.S. Government Agency Obligations (Cost $1,204,308,373)	1,219,420,732	32.5

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Other U.S. Agency Obligations (continued)
	Total Long-Term Investments (Cost $3,882,444,976)	$3,938,614,912	105.1
SHORT-TERM INVESTMENTS: 5.9%
	Commercial Paper: 5.3%
6,000,000	AMERICAN E PWR CP 07/13/15, 0.250%, 07/13/15	5,999,460	0.2
5,000,000	CAMPBELL SOUP CP 09/17/15, 0.300%, 09/17/15	4,996,800	0.1
5,000,000	CAMPBELL SOUP CP 09/21/15, 0.310%, 09/21/15	4,996,450	0.1
5,000,000	CAMPBELL SOUP CP 12/07/15, 0.450%, 12/07/15	4,990,200	0.1
22,500,000	CONSOLIDTD EDSN CP 0 07/06/0715, 0.180%, 07/06/15	22,499,325	0.6
8,000,000	CROWN PT C 0.00% 070115, 07/01/15	8,000,000	0.2
7,000,000	CVS 0% 7/24/15, 0.260%, 07/24/15	6,998,810	0.2
10,000,000	CVS CAREMARK CP 070315, 0.270%, 07/31/15	9,997,700	0.3
5,000,000	DOMINION RES CP 080315, 08/03/15	4,998,700	0.1
12,500,000	DUKE ENERGY CP 070615, 0.240%, 07/06/15	12,499,500	0.4
7,500,000	DUKE ENERGY CP 080315, 0.280%, 08/03/15	7,498,050	0.2
10,000,000	KELLOGG DISC 7/10/15, 0.260%, 07/10/15	9,999,300	0.3
27,000,000	KROGER, 0.240%, 07/01/15	26,999,820	0.7
10,000,000	KROGER 0% 7/20/15, 0.260%, 07/20/15	9,998,600	0.3
5,000,000	MCDONALDS CORP CP 071415, 0.180%, 07/14/15	4,999,650	0.1
11,000,000	MONDELEZ DISC 9/9/15, 0.320%, 09/09/15	10,993,180	0.3
3,000,000	MONDELEZ INTL CP, 0.230%, 07/14/15	2,999,730	0.1
4,050,000	MONDELEZ INTL CP 072915, 07/29/15	4,049,109	0.1
5,000,000	MONDELEZ INTL CP 080415, 08/04/15	4,998,650	0.1
10,000,000	MONSANTO CO CP, 0.290%, 08/17/15	9,996,200	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
10,000,000	MONSANTO CO CP 081015, 0.290%, 08/10/15	$9,996,800	0.3
5,000,000	MONSANTO DISC 8/24/15, 0.300%, 08/24/15	4,997,750	0.1
5,000,000	VRGINIA ELC PWR CP 090815, 0.290%, 09/08/15	4,997,250	0.1
		198,501,034	5.3
	Securities Lending Collateralcc: 0.3%
2,767,405	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,767,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,822,753, due 07/15/15-05/20/65)	2,767,405	0.1
2,037,781	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,037,791, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,078,527, due 11/15/15-03/01/48)	2,037,781	0.0
2,767,400	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,767,413, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,822,748, due 01/15/17- 08/15/42)	2,767,400	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,767,405	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,767,416, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,822,754, due 07/31/15-05/20/65)	$2,767,405	0.1
1,312,199	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,312,206, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,338,945, due 01/15/17-01/15/29)	1,312,199	0.0
		11,652,190	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
11,783,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $11,783,000)	$11,783,000	0.3
	Total Short-Term Investments (Cost $221,905,237)	221,936,224	5.9
	Total Investments in Securities (Cost $4,104,350,213)	$4,160,551,136	111.0
	Liabilities in Excess of Other Assets	(412,775,290)	(11.0)
	Net Assets	$3,747,775,846	100.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya U.S. Bond Index Portfolio	as of June 30, 2015 (Unaudited) (continued)

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

#
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

+
Step-up basis bonds. Interest rates shown reflect current and next coupon rates.

cc
Represents securities purchased with cash collateral received for securities on loan.

W
Settlement is on a when-issued or delayed-delivery basis.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $4,109,447,922.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$82,453,542
Gross Unrealized Depreciation	(31,350,328)
Net Unrealized Appreciation	$51,103,214

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.9%
	Consumer Discretionary: 12.1%
8,249 @	Amazon.com, Inc.	$3,580,808	0.5
54,218	Best Buy Co., Inc.	1,768,049	0.2
4,270 @	Chipotle Mexican Grill, Inc.	2,583,307	0.4
149,919	Coach, Inc.	5,188,697	0.7
190,925	Comcast Corp. - Class A	11,482,229	1.6
50,215 @	Delphi Automotive PLC	4,272,794	0.6
56,366 @	Dish Network Corp. - Class A	3,816,542	0.5
59,652	Goodyear Tire & Rubber Co.	1,798,508	0.2
140,021 @	Hilton Worldwide Holdings, Inc.	3,857,579	0.5
100,726	Home Depot, Inc.	11,193,680	1.5
77,582	Kohl’s Corp.	4,857,409	0.7
55,969	Lowe’s Cos, Inc.	3,748,244	0.5
30,516 @	Lululemon Athletica, Inc.	1,992,695	0.3
64,329	Nike, Inc.	6,948,819	1.0
45,015	Scripps Networks Interactive - Class A	2,942,631	0.4
37,575	Target Corp.	3,067,247	0.4
21,229	Tractor Supply Co.	1,909,336	0.3
18,230 @	Ulta Salon Cosmetics & Fragrance, Inc.	2,815,624	0.4
50,483	Viacom - Class B	3,263,221	0.4
62,973	Walt Disney Co.	7,187,738	1.0
		88,275,157	12.1
	Consumer Staples: 8.9%
132,541	Altria Group, Inc.	6,482,580	0.9
84,035	Archer-Daniels-Midland Co.	4,052,168	0.6
67,021	Coca-Cola Co.	2,629,234	0.4
154,294	ConAgra Foods, Inc.	6,745,734	0.9
98,834	CVS Health	10,365,710	1.4
44,996	Dr Pepper Snapple Group, Inc.	3,280,208	0.4
46,277	Hormel Foods Corp.	2,608,634	0.4
27,474	Mead Johnson Nutrition Co.	2,478,704	0.3
43,511 @	Monster Beverage Corp.	5,831,344	0.8
105,646	PepsiCo, Inc.	9,860,998	1.3
18,628	Philip Morris International, Inc.	1,493,407	0.2
85,536	Procter & Gamble Co.	6,692,337	0.9
8,247	Reynolds American, Inc.	615,721	0.1
27,478	Wal-Mart Stores, Inc.	1,949,014	0.3
		65,085,793	8.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 8.5%
40,379	Anadarko Petroleum Corp.	$3,151,985	0.4
76,415 @	Cameron International Corp.	4,001,854	0.6
39,917	Chevron Corp.	3,850,793	0.5
27,026	EOG Resources, Inc.	2,366,126	0.3
43,172	EQT Corp.	3,511,610	0.5
139,610	ExxonMobil Corp.	11,615,552	1.6
118,703	Halliburton Co.	5,112,538	0.7
55,289	Hess Corp.	3,697,728	0.5
78,541	Occidental Petroleum Corp.	6,108,134	0.8
93,700 @	Royal Dutch Shell PLC - Class A ADR	5,341,837	0.7
69,932	Schlumberger Ltd.	6,027,439	0.8
37,363 @	Total S.A. ADR	1,837,139	0.3
91,055	Valero Energy Corp.	5,700,043	0.8
		62,322,778	8.5
	Financials: 16.8%
22,358 @	Affiliated Managers Group, Inc.	4,887,459	0.7
60,285	Aflac, Inc.	3,749,727	0.5
42,170	Ameriprise Financial, Inc.	5,268,298	0.7
199,022	Bank of America Corp.	3,387,355	0.5
47,965 @	Berkshire Hathaway, Inc. - Class B	6,528,516	0.9
125,414	Blackstone Group LP	5,125,670	0.7
171,487	Citigroup, Inc.	9,472,942	1.3
105,143	Discover Financial Services	6,058,340	0.8
52,129	Franklin Resources, Inc.	2,555,885	0.3
73,435	Gaming and Leisure Properties, Inc.	2,692,127	0.4
309,226	Host Hotels & Resorts, Inc.	6,131,952	0.8
330,388	Huntington Bancshares, Inc.	3,736,688	0.5
201,965	JPMorgan Chase & Co.	13,685,148	1.9
359,117	Keycorp	5,393,937	0.7
31,246	Kimco Realty Corp.	704,285	0.1
84,542	Lincoln National Corp.	5,006,577	0.7
73,694	Metlife, Inc.	4,126,127	0.6
205,091	Navient Corp.	3,734,707	0.5
155,788	ProLogis, Inc.	5,779,735	0.8
65,812	Prudential Financial, Inc.	5,759,866	0.8
115,640	Starwood Property Trust, Inc.	2,494,355	0.3
30,719	Travelers Cos., Inc.	2,969,299	0.4
178,539	Wells Fargo & Co.	10,041,033	1.4
90,016 @	XL Group PLC	3,348,595	0.5
		122,638,623	16.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 14.7%
17,309	AbbVie, Inc.	$1,162,992	0.2
21,750	Aetna, Inc.	2,772,255	0.4
6,726 @	Allergan plc	2,041,072	0.3
16,792	AmerisourceBergen Corp.	1,785,661	0.2
61,282	Amgen, Inc.	9,408,013	1.3
31,302	Anthem, Inc.	5,137,910	0.7
2,861 @	Biogen, Inc.	1,155,672	0.1
121,208	Bristol-Myers Squibb Co.	8,065,180	1.1
43,718	Cardinal Health, Inc.	3,657,011	0.5
16,537 @	Celgene Corp.	1,913,910	0.3
30,681 @	Edwards Lifesciences Corp.	4,369,895	0.6
100,424	Gilead Sciences, Inc.	11,757,642	1.6
23,262 @	HCA Holdings, Inc.	2,110,329	0.3
76,105	Johnson & Johnson	7,417,193	1.0
123,721	Medtronic PLC	9,167,726	1.2
205,654	Merck & Co., Inc.	11,707,882	1.6
410,901	Pfizer, Inc.	13,777,511	1.9
81,948	UnitedHealth Group, Inc.	9,997,656	1.4
		107,405,510	14.7
	Industrials: 10.3%
4,691	3M Co.	723,821	0.1
73,815 L	ADT Corp.	2,477,970	0.3
32,197	Ametek, Inc.	1,763,752	0.2
65,162	Boeing Co.	9,039,273	1.2
89,179	Danaher Corp.	7,632,831	1.0
84,197	Delta Airlines, Inc.	3,458,813	0.5
43,571	Equifax, Inc.	4,230,308	0.6
51,617	General Dynamics Corp.	7,313,613	1.0
271,815	General Electric Co.	7,222,125	1.0
82,194	Masco Corp.	2,192,114	0.3
21,161	Northrop Grumman Corp.	3,356,769	0.5
19,612	Robert Half International, Inc.	1,088,466	0.1
13,728	Roper Technologies, Inc.	2,367,531	0.3
11,897	Snap-On, Inc.	1,894,597	0.3
136,458	Southwest Airlines Co.	4,515,395	0.6
75,370	Textron, Inc.	3,363,763	0.5
90,960	Union Pacific Corp.	8,674,855	1.2
36,478	United Technologies Corp.	4,046,504	0.6
		75,362,500	10.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 19.3%
276,871	Apple, Inc.	$34,726,545	4.8
389,486	Cisco Systems, Inc.	10,695,286	1.5
41,569 @	Cognizant Technology Solutions Corp.	2,539,450	0.4
24,165	Computer Sciences Corp.	1,586,191	0.2
72,721 @	Electronic Arts, Inc.	4,835,946	0.7
146,084	EMC Corp.	3,855,157	0.5
42,124 @	F5 Networks, Inc.	5,069,623	0.7
62,568 @	Facebook, Inc.	5,366,145	0.7
11,412 @	Google, Inc. - Class A	6,162,936	0.8
5,817	Google, Inc. - Class C	3,027,807	0.4
86,002	Hewlett-Packard Co.	2,580,920	0.4
19,760	International Business Machines Corp.	3,214,162	0.4
365,345	Intel Corp.	11,111,968	1.5
17,326	Mastercard, Inc.	1,619,634	0.2
87,659	Microchip Technology, Inc.	4,157,228	0.6
120,277 @	Micron Technology, Inc.	2,266,019	0.3
404,680	Microsoft Corp.	17,866,622	2.4
120,895	NetApp, Inc.	3,815,446	0.5
244,402	Oracle Corp.	9,849,401	1.4
12,028	Qualcomm, Inc.	753,314	0.1
34,326 @	Seagate Technology	1,630,485	0.2
29,136	Visa, Inc.	1,956,482	0.3
30,941	Western Digital Corp.	2,426,393	0.3
		141,113,160	19.3
	Materials: 3.1%
39,422 @	Crown Holdings, Inc.	2,085,818	0.3
70,581	Dow Chemical Co.	3,611,630	0.5
116,908	International Paper Co.	5,563,652	0.7
35,498 @	LyondellBasell Industries NV - Class A	3,674,753	0.5
135,356	Mosaic Co.	6,341,428	0.9
24,147	Packaging Corp. of America	1,508,946	0.2
		22,786,227	3.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus LargeCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Telecommunication Services: 2.2%
120,671	AT&T, Inc.	$4,286,234	0.6
306,717	Frontier Communications Corp.	1,518,249	0.2
218,449	Verizon Communications, Inc.	10,181,908	1.4
		15,986,391	2.2
	Utilities: 3.0%
69,212	American Electric Power Co., Inc.	3,666,160	0.5
28,501	Consolidated Edison, Inc.	1,649,638	0.2
55,453	DTE Energy Co.	4,139,012	0.6
60,050	Entergy Corp.	4,233,525	0.6
104,362	Public Service Enterprise Group, Inc.	4,099,339	0.5
105,609	Southern Co.	4,425,017	0.6
		22,212,691	3.0
	Total Common Stock
	(Cost $629,729,180)	723,188,830	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Securities Lending Collateralcc: 0.3%
1,000,000	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,000,004, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,020,000, due 07/15/15-05/20/65)	1,000,000	0.1
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $1,000,005, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $1,020,000, due 01/15/17- 08/15/42)	1,000,000	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
521,201	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $521,203, collateralized by various U.S. Government and U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $531,625, due 07/31/15-05/20/65)	$521,201	0.1
		2,521,201	0.3
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
7,767,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,767,715)	7,767,715	1.1
	Total Short-Term Investments (Cost $10,288,916)	10,288,916	1.4
	Total Investments in Securities (Cost $640,018,096)	$733,477,746	100.3
	Liabilities in Excess of Other Assets	(1,937,711)	(0.3)
	Net Assets	$731,540,035	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $641,733,731.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$108,481,289
Gross Unrealized Depreciation	(16,737,274)
Net Unrealized Appreciation	$91,744,015

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Consumer Discretionary: 14.2%
10,071	Advance Auto Parts, Inc.	$1,604,210	0.2
12,818 @	AMC Networks, Inc.	1,049,153	0.1
24,280	Big Lots, Inc.	1,092,357	0.2
104,547	Brinker International, Inc.	6,027,134	0.9
14,101 @	Buffalo Wild Wings, Inc.	2,209,486	0.3
85,347	Cheesecake Factory	4,654,399	0.7
5,637 @	Chipotle Mexican Grill, Inc.	3,410,329	0.5
40,811	Cinemark Holdings, Inc.	1,639,378	0.2
49,372	CST Brands, Inc.	1,928,470	0.3
164,529	Dana Holding Corp.	3,386,007	0.5
30,412	Domino’s Pizza, Inc.	3,448,721	0.5
104,770	Foot Locker, Inc.	7,020,638	1.0
226,979	Gentex Corp.	3,726,995	0.5
69,772	International Speedway Corp.	2,558,539	0.4
136,862	Jarden Corp.	7,082,608	1.0
134,180 @,L	JC Penney Co., Inc.	1,136,505	0.2
221,892 L	KB Home	3,683,407	0.5
33,440	Lear Corp.	3,753,974	0.5
270,819 @	LKQ Corp.	8,190,921	1.2
65,280 @	Lululemon Athletica, Inc.	4,262,784	0.6
99,620 L	MDC Holdings, Inc.	2,985,611	0.4
74,233 @	Murphy USA, Inc.	4,143,686	0.6
1,547 @	NVR, Inc.	2,072,980	0.3
307,226 @	Office Depot, Inc.	2,660,577	0.4
14,514	Polaris Industries, Inc.	2,149,668	0.3
10,321 @	Signet Jewelers Ltd.	1,323,565	0.2
25,921	Sotheby’s	1,172,666	0.2
67,024	Thor Industries, Inc.	3,772,111	0.5
51,905 @	Toll Brothers, Inc.	1,982,252	0.3
29,308 @	Ulta Salon Cosmetics & Fragrance, Inc.	4,526,621	0.7
		98,655,752	14.2
	Consumer Staples: 4.5%
44,161	Church & Dwight Co., Inc.	3,582,782	0.5
199,669	Dean Foods Co.	3,228,648	0.5
12,041	Energizer Holdings, Inc.	1,583,993	0.2
236,346	Flowers Foods, Inc.	4,998,718	0.7
100,178	Hain Celestial Group, Inc.	6,597,723	0.9
49,641	Ingredion, Inc.	3,961,848	0.6
86,696	Pinnacle Foods, Inc.	3,948,136	0.6
291,693 @	Rite Aid Corp.	2,435,637	0.3
11,279 L	Tootsie Roll Industries, Inc.	364,424	0.1
14,968 @	WhiteWave Foods Co.	731,636	0.1
		31,433,545	4.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: 4.1%
94,075	Atwood Oceanics, Inc.	$2,487,343	0.4
208,057	California Resources Corp.	1,256,664	0.2
512,873 L	Denbury Resources, Inc.	3,261,872	0.5
55,460 @	Dril-Quip, Inc.	4,173,365	0.6
44,421	EQT Corp.	3,613,204	0.5
109,577 @	Helix Energy Solutions Group, Inc.	1,383,958	0.2
35,364	HollyFrontier Corp.	1,509,689	0.2
101,335	Patterson-UTI Energy, Inc.	1,906,618	0.3
117,570	Rowan Companies PLC	2,481,903	0.3
60,901 @	Unit Corp.	1,651,635	0.2
39,842 @	Whiting Petroleum Corp.	1,338,691	0.2
275,330 @	WPX Energy, Inc.	3,381,053	0.5
		28,445,995	4.1
	Financials: 24.5%
19,635 @	Affiliated Managers Group, Inc.	4,292,211	0.6
100,924	Alexander & Baldwin, Inc.	3,976,406	0.6
78,332	Arthur J. Gallagher & Co.	3,705,104	0.5
35,012 @	Aspen Insurance Holdings Ltd.	1,677,075	0.2
114,335	Carlyle Group L.P.	3,218,530	0.5
31,455	City National Corp.	2,843,217	0.4
200,862	Corporate Office Properties Trust SBI MD	4,728,291	0.7
80,461	DCT Industrial Trust, Inc.	2,529,694	0.4
34,219 @	Everest Re Group Ltd.	6,228,200	0.9
118,840	Extra Space Storage, Inc.	7,750,745	1.1
10,306	Federal Realty Investment Trust	1,320,095	0.2
121,801	First American Financial Corp.	4,532,215	0.7
137,519	First Horizon National Corp.	2,154,923	0.3
53,084	FirstMerit Corp.	1,105,740	0.2
144,516	Highwoods Properties, Inc.	5,773,414	0.8
45,963	Home Properties, Inc.	3,357,597	0.5
182,143	Host Hotels & Resorts, Inc.	3,611,896	0.5
320,333	Huntington Bancshares, Inc.	3,622,966	0.5
7,614	Jones Lang LaSalle, Inc.	1,301,994	0.2
333,051	Keycorp	5,002,426	0.7
162,172	LaSalle Hotel Properties	5,750,619	0.8
71,952	Mack-Cali Realty Corp.	1,326,075	0.2
23,727	Mid-America Apartment Communities, Inc.	1,727,563	0.3
37,994	New York Community Bancorp., Inc.	698,330	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
234,347	Old Republic International Corp.	$3,662,844	0.5
111,061	PacWest Bancorp	5,193,212	0.7
73,342	Primerica, Inc.	3,350,996	0.5
74,005	Prosperity Bancshares, Inc.	4,273,049	0.6
25,783	Raymond James Financial, Inc.	1,536,151	0.2
57,241	Reinsurance Group of America, Inc.	5,430,454	0.8
20,537 @	RenaissanceRe Holdings Ltd.	2,084,711	0.3
98,415	SEI Investments Co.	4,825,287	0.7
55,116 @	Signature Bank	8,068,431	1.2
191,125	Starwood Property Trust, Inc.	4,122,566	0.6
81,343 @	Stifel Financial Corp.	4,696,745	0.7
58,947 @	SVB Financial Group	8,487,189	1.2
102,593	Synovus Financial Corp.	3,161,916	0.5
116,743	The Geo Group, Inc.	3,987,941	0.6
20,487	UDR, Inc.	656,199	0.1
191,859 L	United States Steel Corp.	3,956,133	0.6
110,420	Urban Edge Properties	2,295,632	0.3
92,935	Validus Holdings Ltd.	4,088,211	0.6
11,376	Waddell & Reed Financial, Inc.	538,198	0.1
58,687	Webster Financial Corp.	2,321,071	0.3
148,994	Weingarten Realty Investors	4,870,614	0.7
144,585	WP GLIMCHER, Inc.	1,956,235	0.3
73,228	WR Berkley Corp.	3,802,730	0.5
		169,601,841	24.5
	Health Care: 10.3%
7,147 @	Bio-Rad Laboratories, Inc.	1,076,410	0.2
99,192	Centene Corp.	7,975,037	1.1
78,500 @	Charles River Laboratories International, Inc.	5,521,690	0.8
115,993 @	Community Health Systems, Inc.	7,304,079	1.1
3,763	Cooper Cos., Inc.	669,701	0.1
77,609 @	Health Net, Inc.	4,976,289	0.7
72,216	Hill-Rom Holdings, Inc.	3,923,495	0.6
196,031 @	Hologic, Inc.	7,460,940	1.1
31,891 @	Medivation, Inc.	3,641,952	0.5
106,670 @	Mednax, Inc.	7,905,314	1.1
21,858 @	Mettler Toledo International, Inc.	7,463,633	1.1
7,430	Omnicare, Inc.	700,278	0.1
26,652	Owens & Minor, Inc.	906,168	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
15,203	Resmed, Inc.	$856,993	0.1
38,429	Steris Corp.	2,476,365	0.4
50,634 @	Thoratec Corp.	2,256,757	0.3
5,953 @	United Therapeutics Corp.	1,035,524	0.2
26,684 @	VCA, Inc.	1,451,743	0.2
42,746 @	WellCare Health Plans, Inc.	3,626,143	0.5
		71,228,511	10.3
	Industrials: 16.1%
62,885 @	Aecom Technology Corp.	2,080,236	0.3
108,250	Alaska Air Group, Inc.	6,974,547	1.0
81,997	Ametek, Inc.	4,491,796	0.6
33,206	AO Smith Corp.	2,390,168	0.3
28,115	CEB, Inc.	2,447,692	0.4
66,189	Clarcor, Inc.	4,119,603	0.6
44,279	Con-way, Inc.	1,698,985	0.2
5,200	Deluxe Corp.	322,400	0.0
140,642	Fortune Brands Home & Security, Inc.	6,444,216	0.9
20,641 @	Genesee & Wyoming, Inc.	1,572,431	0.2
89,175	Granite Construction, Inc.	3,166,604	0.5
51,157	Hubbell, Inc.	5,539,280	0.8
30,136	Huntington Ingalls Industries, Inc.	3,393,012	0.5
283,797 @	JetBlue Airways Corp.	5,891,626	0.9
23,276 @	KLX, Inc.	1,027,170	0.2
95,703	Lincoln Electric Holdings, Inc.	5,827,356	0.8
55,898	Manpower, Inc.	4,996,163	0.7
449,082	Mueller Water Products, Inc.	4,086,646	0.6
69,525 @	Old Dominion Freight Line	4,769,763	0.7
82,477	Orbital ATK, Inc.	6,050,513	0.9
80,069	Regal-Beloit Corp.	5,812,209	0.8
27,899	Roper Technologies, Inc.	4,811,462	0.7
49,268 @	Teledyne Technologies, Inc.	5,198,267	0.8
11,275	Towers Watson & Co.	1,418,395	0.2
66,894	Trinity Industries, Inc.	1,768,008	0.3
40,781	Wabtec Corp.	3,843,201	0.6
153,769	Waste Connections, Inc.	7,245,595	1.0
77,122	Woodward, Inc.	4,240,939	0.6
		111,628,283	16.1
	Information Technology: 15.5%
89,138 @	Ansys, Inc.	8,132,951	1.2
78,674 @	ARRIS Group, Inc.	2,407,425	0.3
23,014 @	Arrow Electronics, Inc.	1,284,181	0.2
123,382	Broadridge Financial Solutions, Inc. ADR	6,170,334	0.9

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
331,851	Brocade Communications Systems, Inc.	$3,942,390	0.6
6,586	CDK Global, Inc.	355,512	0.0
79,720 @	Commvault Systems, Inc.	3,380,925	0.5
38,701 @	F5 Networks, Inc.	4,657,665	0.7
42,564 @	Fairchild Semiconductor International, Inc.	739,762	0.1
72,464 @	Gartner, Inc.	6,215,962	0.9
65,388 @	Informatica Corp.	3,169,356	0.4
192,339 @	Ingram Micro, Inc.	4,814,245	0.7
147,209 @	Integrated Device Technology, Inc.	3,194,435	0.5
211,244	Intersil Corp.	2,642,663	0.4
14,952	Jack Henry & Associates, Inc.	967,394	0.1
62,902 @	Keysight Technologies, Inc.	1,961,913	0.3
156,980	Mentor Graphics Corp.	4,148,981	0.6
81,668	Microchip Technology, Inc.	3,873,105	0.5
142,512	National Instruments Corp.	4,198,404	0.6
134,115 @,L	NeuStar, Inc.	3,917,499	0.6
93,576	Plantronics, Inc.	5,269,265	0.7
422,179 @	Polycom, Inc.	4,829,728	0.7
29,267 @	PTC, Inc.	1,200,532	0.2
58,406 @	Red Hat, Inc.	4,434,768	0.6
21,783	Science Applications International Corp.	1,151,232	0.2
30,010 @	Semtech Corp.	595,699	0.1
122,678 @	SolarWinds, Inc.	5,659,136	0.8
22,897 @	SunEdison, Inc.	684,849	0.1
51,930 @	Synopsys, Inc.	2,630,255	0.4
17,656 @	Tyler Technologies, Inc.	2,284,333	0.3
33,671 @	Ultimate Software Group, Inc.	5,533,492	0.8
28,975 @	WEX, Inc.	3,302,281	0.5
		107,750,672	15.5
	Materials: 5.7%
41,156	Albemarle Corp.	2,274,692	0.3
5,532	Ashland, Inc.	674,351	0.1
26,417	Cabot Corp.	985,090	0.1
62,440	Carpenter Technology Corp.	2,415,179	0.4
326,066	Commercial Metals Co.	5,243,141	0.8
66,546 @	Crown Holdings, Inc.	3,520,949	0.5
51,818	Minerals Technologies, Inc.	3,530,360	0.5
104,099	Packaging Corp. of America	6,505,147	0.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
57,218	Royal Gold, Inc.	$3,524,057	0.5
318,359	Steel Dynamics, Inc.	6,594,807	1.0
61,171	TimkenSteel Corp.	1,651,005	0.2
92,365	Worthington Industries, Inc.	2,776,492	0.4
		39,695,270	5.7
	Utilities: 3.9%
52,982	DTE Energy Co.	3,954,576	0.6
240,914	Great Plains Energy, Inc.	5,820,482	0.8
24,158	Idacorp, Inc.	1,356,230	0.2
120,421	ONE Gas, Inc.	5,125,118	0.7
66,183	Questar Corp.	1,383,887	0.2
69,162	UGI Corp.	2,382,631	0.4
147,666	Westar Energy, Inc.	5,053,131	0.7
38,735	WGL Holdings, Inc.	2,102,923	0.3
		27,178,978	3.9
	Total Common Stock (Cost $604,273,207)	685,618,847	98.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.3%
	Securities Lending Collateralcc: 1.2%
319,940	Barclays Capital Inc., Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $319,942, collateralized by various U.S. Government Securities, 0.500%-3.375%, Market Value plus accrued interest $326,339, due 02/28/17- 05/15/44)	319,940	0.0
1,982,172	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $1,982,180, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $2,021,815, due 07/15/15-05/20/65)	1,982,172	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
1,982,172	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $1,982,182, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,021,806, due 11/15/15-03/01/48)	$1,982,172	0.3
2,079,500	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,079,510, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,121,090, due 01/15/17- 08/15/42)	2,079,500	0.3
1,982,172	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $1,982,180, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $2,021,816, due 07/31/15-05/20/65)	1,982,172	0.3
		8,345,956	1.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
7,770,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $7,770,608)	$7,770,608	1.1
	Total Short-Term Investments (Cost $16,116,564)	16,116,564	2.3
	Total Investments in Securities (Cost $620,389,771)	$701,735,411	101.1
	Liabilities in Excess of Other Assets	(7,678,791)	(1.1)
	Net Assets	$694,056,620	100.0

†
 Unless otherwise indicated, principal amount is shown in USD.

††
 Rate shown is the 7-day yield as of June 30, 2015.

@
 Non-income producing security.

ADR
 American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

 Cost for federal income tax purposes is $620,829,193.
 Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$100,090,293
Gross Unrealized Depreciation	(19,184,075)
Net Unrealized Appreciation	$80,906,218

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 14.8%
45,594	Arctic Cat, Inc.	$1,514,177	0.5
19,555	Caleres, Inc.	621,458	0.2
79,045	Callaway Golf Co.	706,662	0.2
25,750	Cheesecake Factory	1,404,276	0.4
38,485	Childrens Place Retail Stores, Inc.	2,517,304	0.8
39,272	Cinemark Holdings, Inc.	1,577,556	0.5
2,626 L	Cracker Barrel Old Country Store	391,694	0.1
86,860	Finish Line, Inc.	2,416,445	0.8
6,416	Fred’s, Inc.	123,765	0.0
22,157	Haverty Furniture Cos., Inc.	479,034	0.1
6,620 @	Helen of Troy Ltd.	645,384	0.2
35,649 @	Hibbett Sporting Goods, Inc.	1,660,530	0.5
38,899	Jack in the Box, Inc.	3,429,336	1.1
90,300	La-Z-Boy, Inc.	2,378,502	0.8
8,539 @,L	Lumber Liquidators Holdings, Inc.	176,843	0.1
28,547 @	M/I Homes, Inc.	704,254	0.2
28,802	Marriott Vacations Worldwide Corp.	2,642,583	0.8
2,437	Men’s Wearhouse, Inc.	156,139	0.0
46,225	Monro Muffler Brake, Inc.	2,873,346	0.9
33,239	Movado Group, Inc.	902,771	0.3
20,096 L	Outerwall, Inc.	1,529,507	0.5
37,195	Papa John’s International, Inc.	2,812,314	0.9
11,387 L	PetMed Express, Inc.	196,653	0.1
43,989	Pool Corp.	3,087,148	1.0
14,647 @	Red Robin Gourmet Burgers, Inc.	1,257,006	0.4
58,389	Ruth’s Hospitality Group, Inc.	941,231	0.3
14,970	Standard Motor Products, Inc.	525,746	0.2
31,440 L	Sturm Ruger & Co., Inc.	1,806,228	0.6
23,910 @	Unifi, Inc.	800,985	0.3
14,420 @	Universal Electronics, Inc.	718,693	0.2
16,871	Vail Resorts, Inc.	1,842,313	0.6
21,517 @	VOXX International Corp.	178,161	0.1
93,623	Wolverine World Wide, Inc.	2,666,383	0.9
20,255 @	Zumiez, Inc.	539,391	0.2
		46,223,818	14.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: 2.1%
5,923	Calavo Growers, Inc.	$307,581	0.1
9,982	Casey’s General Stores, Inc.	955,677	0.3
13,429 @	Darling International, Inc.	196,869	0.1
8,503	Inter Parfums, Inc.	288,507	0.1
2,770	J&J Snack Foods Corp.	306,556	0.1
4,885 @	Medifast, Inc.	157,883	0.0
40,559	Pinnacle Foods, Inc.	1,847,057	0.6
27,377 L	Sanderson Farms, Inc.	2,057,655	0.6
5,805	WD-40 Co.	505,964	0.2
		6,623,749	2.1
	Energy: 3.4%
59,928 @,L	Approach Resources, Inc.	410,507	0.1
48,197 @	Carrizo Oil & Gas, Inc.	2,373,220	0.8
281,610 @,L	Cloud Peak Energy, Inc.	1,312,303	0.4
65,047 L	Comstock Resources, Inc.	216,607	0.1
17,760 @	Dril-Quip, Inc.	1,336,440	0.4
10,483	Exterran Holdings, Inc.	342,270	0.1
4,738 @	Geospace Technologies Corp.	109,211	0.0
31,083	Green Plains Renewable Energy, Inc.	856,337	0.3
47,801 L	Gulfmark Offshore, Inc.	554,492	0.2
33,525 @	Hornbeck Offshore Services, Inc.	688,268	0.2
357,082 L	Paragon Offshore PLC	389,219	0.1
196,318 @	Petroquest Energy, Inc.	388,710	0.1
126,360 @	Pioneer Energy Services Corp.	801,122	0.3
7,975 @	Tesco Corp.	86,927	0.0
21,744 @	Unit Corp.	589,697	0.2
10,744 L	US Silica Holdings, Inc.	315,444	0.1
		10,770,774	3.4
	Financials: 23.0%
50,004	American Equity Investment Life Holding Co.	1,349,108	0.4
20,732	Amerisafe, Inc.	975,648	0.3
21,300	Associated Estates Realty Corp.	609,819	0.2
18,648	Banner Corp.	893,799	0.3
23,770	BBCN Bancorp, Inc.	351,558	0.1
9,539 @	BofI Holding, Inc.	1,008,368	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
49,461	Boston Private Financial Holdings, Inc.	$663,272	0.2
55,390	Brookline Bancorp., Inc.	625,353	0.2
31,075	Cedar Shopping Centers, Inc.	198,880	0.1
26,461	Chesapeake Lodging Trust	806,531	0.3
9,833 L	Community Bank System, Inc.	371,392	0.1
50,125	Coresite Realty Corp.	2,277,680	0.7
48,833	DCT Industrial Trust, Inc.	1,535,309	0.5
185,472	DiamondRock Hospitality Co.	2,375,896	0.8
42,543 @,L	Encore Capital Group, Inc.	1,818,288	0.6
10,356	EPR Properties	567,302	0.2
46,052	Evercore Partners, Inc.	2,484,966	0.8
55,859 L	Financial Engines, Inc.	2,372,890	0.8
46,004	First American Financial Corp.	1,711,809	0.5
76,745 @	First BanCorp/Puerto Rico	369,911	0.1
21,293	First Commonwealth Financial Corp.	204,200	0.1
21,089 @	Forestar Real Estate Group, Inc.	277,531	0.1
21,981	HCI Group, Inc.	971,780	0.3
22,360	Healthcare Realty Trust, Inc.	520,094	0.2
5,852	HFF, Inc.	244,204	0.1
37,662	Highwoods Properties, Inc.	1,504,597	0.5
14,938	Infinity Property & Casualty Corp.	1,132,898	0.4
23,520	LaSalle Hotel Properties	834,019	0.3
35,164	MarketAxess Holdings, Inc.	3,262,164	1.0
83,014	MB Financial, Inc.	2,859,002	0.9
21,024	Medical Properties Trust, Inc.	275,625	0.1
154,572 @	MGIC Investment Corp.	1,759,029	0.6
36,528	OFG Bancorp	389,754	0.1
18,897	Oritani Financial Corp.	303,297	0.1
19,343	Pinnacle Financial Partners, Inc.	1,051,679	0.3
45,427	Post Properties, Inc.	2,469,866	0.8
50,897 @	PRA Group, Inc.	3,171,392	1.0
72,941	PrivateBancorp, Inc.	2,904,511	0.9
28,198	Prosperity Bancshares, Inc.	1,628,153	0.5
8,664	Provident Financial Services, Inc.	164,529	0.0
24,491	PS Business Parks, Inc.	1,767,026	0.6
94,320	Radian Group, Inc.	1,769,443	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
87,501	Selective Insurance Group	$2,454,403	0.8
12,080 @	Signature Bank	1,768,391	0.6
9,153	Sovran Self Storage, Inc.	795,487	0.2
13,117 @	Springleaf Holdings, Inc.	602,201	0.2
41,877	Starwood Property Trust, Inc.	903,287	0.3
130,227	Sterling Bancorp/DE	1,914,337	0.6
12,621 @	SVB Financial Group	1,817,172	0.6
89,789	Talmer Bancorp, Inc.	1,503,966	0.5
77,303	The Geo Group, Inc.	2,640,670	0.8
57,808	Trustco Bank Corp.	406,390	0.1
20,033	Universal Insurance Holdings, Inc.	484,799	0.1
38,068	Webster Financial Corp.	1,505,589	0.5
77,120	Wilshire Bancorp., Inc.	974,026	0.3
18,709	Wintrust Financial Corp.	998,686	0.3
4,103 @,L	World Acceptance Corp.	252,376	0.1
		71,854,352	23.0
	Health Care: 13.4%
46,142 @	Acorda Therapeutics, Inc.	1,537,913	0.5
42,054 @	Air Methods Corp.	1,738,512	0.6
3,900 @	Almost Family, Inc.	155,649	0.0
91,092 @	AMN Healthcare Services, Inc.	2,877,596	0.9
22,456 @	Amsurg Corp.	1,570,797	0.5
7,532	Analogic Corp.	594,275	0.2
8,369 @	Bio-Rad Laboratories, Inc.	1,260,455	0.4
7,601 L	Computer Programs & Systems, Inc.	406,045	0.1
50,915 @	Cynosure, Inc.	1,964,301	0.6
17,620 @	Depomed, Inc.	378,125	0.1
43,133 @	Emergent Biosolutions, Inc.	1,421,232	0.5
41,192 @	Greatbatch, Inc.	2,221,073	0.7
34,371 @	Haemonetics Corp.	1,421,585	0.5
39,920	Healthsouth Corp.	1,838,715	0.6
20,118 @	Impax Laboratories, Inc.	923,819	0.3
35,434 @	IPC The Hospitalist Co., Inc.	1,962,689	0.6
90,914 @	Luminex Corp.	1,569,176	0.5
43,973 @	Masimo Corp.	1,703,514	0.5
16,848 @	Medicines Co.	482,021	0.2
19,390 @	Mednax, Inc.	1,436,993	0.5
93,310 @	Merit Medical Systems, Inc.	2,009,897	0.6
13,175 @	Momenta Pharmaceuticals, Inc.	300,522	0.1
75,556 @	Nektar Therapeutics	945,206	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
6,138 @	Neogen Corp.	$291,187	0.1
68,211 @	Omnicell, Inc.	2,572,237	0.8
46,403	Owens & Minor, Inc.	1,577,702	0.5
6,854 @	Parexel International Corp.	440,781	0.1
23,573 @	Sagent Pharmaceuticals, Inc.	573,060	0.2
62,224 @	Sangamo Biosciences, Inc.	690,064	0.2
147,741 @	Select Medical Holdings Corp.	2,393,404	0.8
12,748 @	SurModics, Inc.	298,558	0.1
27,153 @	Team Health Holdings, Inc.	1,773,905	0.6
9,338	West Pharmaceutical Services, Inc.	542,351	0.2
		41,873,359	13.4
	Industrials: 16.9%
62,951	ABM Industries, Inc.	2,069,199	0.7
81,036	Actuant Corp.	1,871,121	0.6
9,010	Allegiant Travel Co.	1,602,699	0.5
20,206	ArcBest Corp.	642,551	0.2
36,707 @	Atlas Air Worldwide Holdings, Inc.	2,017,417	0.6
51,282	Barnes Group, Inc.	1,999,485	0.6
79,652	Brady Corp.	1,970,591	0.6
16,725	CIRCOR International, Inc.	912,014	0.3
32,084	Curtiss-Wright Corp.	2,324,165	0.7
7,385	EMCOR Group, Inc.	352,781	0.1
4,422	EnerSys	310,822	0.1
9,276	EnPro Industries, Inc.	530,773	0.2
29,702	Federal Signal Corp.	442,857	0.1
10,167	Forward Air Corp.	531,327	0.2
16,141	Healthcare Services Group, Inc.	533,460	0.2
48,962	Heartland Express, Inc.	990,501	0.3
34,529 @	HUB Group, Inc.	1,392,900	0.4
45,644	KAR Auction Services, Inc.	1,707,086	0.6
63,654	Knight Transportation, Inc.	1,702,108	0.5
14,376	Lindsay Manufacturing Co.	1,263,794	0.4
9,127 @	Moog, Inc.	645,096	0.2
55,573 @	Navigant Consulting, Inc.	826,371	0.3
57,680 @	On Assignment, Inc.	2,265,670	0.7
15,469	Orbital ATK, Inc.	1,134,806	0.4
4,464	Powell Industries, Inc.	156,999	0.1
13,442	Regal-Beloit Corp.	975,755	0.3
73,599	Resources Connection, Inc.	1,184,208	0.4
69,414	Simpson Manufacturing Co., Inc.	2,360,076	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
13,888	Standex International Corp.	$1,110,068	0.4
13,914 @	Teledyne Technologies, Inc.	1,468,066	0.5
86,569	Tetra Tech, Inc.	2,219,629	0.7
50,199	Toro Co.	3,402,488	1.1
35,207 @	TrueBlue, Inc.	1,052,689	0.3
17,462	Unifirst Corp.	1,953,125	0.6
35,042	Universal Forest Products, Inc.	1,823,235	0.6
43,408	Viad Corp.	1,176,791	0.4
33,713	Waste Connections, Inc.	1,588,557	0.5
40,727	Watts Water Technologies, Inc.	2,111,695	0.7
		52,622,975	16.9
	Information Technology: 15.5%
82,219 @	Advanced Energy Industries, Inc.	2,260,200	0.7
71,338 @	Benchmark Electronics, Inc.	1,553,742	0.5
113,492 @	Blucora, Inc.	1,832,896	0.6
40,638 @	Bottomline Technologies, Inc.	1,130,143	0.4
3,810 @	Cabot Microelectronics Corp.	179,489	0.1
16,991 @	CACI International, Inc.	1,374,402	0.4
65,621 @	Cardtronics, Inc.	2,431,258	0.8
35,222 @	Coherent, Inc.	2,235,892	0.7
24,706 @	Diodes, Inc.	595,662	0.2
8,690 @	Electronics for Imaging, Inc.	378,102	0.1
37,160 @	ExlService Holdings, Inc.	1,284,993	0.4
27,184 @	Faro Technologies, Inc.	1,269,493	0.4
11,270	Forrester Research, Inc.	405,945	0.1
172,157 @	Harmonic, Inc.	1,175,832	0.4
11,200 @	Insight Enterprises, Inc.	334,992	0.1
46,755	j2 Global, Inc.	3,176,535	1.0
14,151 @	Liquidity Services, Inc.	136,274	0.0
19,237	Littelfuse, Inc.	1,825,399	0.6
106,443 @	LivePerson, Inc.	1,044,206	0.3
91,668 @	Microsemi Corp.	3,203,797	1.0
74,286	MKS Instruments, Inc.	2,818,411	0.9
11,100	Monolithic Power Systems, Inc.	562,881	0.2
67,758 @	Netgear, Inc.	2,034,095	0.7
8,154 @,L	Netscout Systems, Inc.	299,007	0.1
53,630 @	Perficient, Inc.	1,031,841	0.3
52,928 @	Plexus Corp.	2,322,481	0.8
54,174 @	Polycom, Inc.	619,750	0.2
22,606	Power Integrations, Inc.	1,021,339	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
10,297 @	QLIK Technologies, Inc.	$359,983	0.1
48,333 @	Rofin-Sinar Technologies, Inc.	1,333,991	0.4
66,249 @	Sanmina Corp.	1,335,580	0.4
57,569 @	Semtech Corp.	1,142,745	0.4
71,916 @	SYKES Enterprises, Inc.	1,743,963	0.6
1,987 @	Synaptics, Inc.	172,342	0.1
51,382 @	Synchronoss Technologies, Inc.	2,349,699	0.8
8,555 @	Veeco Instruments, Inc.	245,871	0.1
8,988 @	WEX, Inc.	1,024,362	0.3
		48,247,593	15.5
	Materials: 5.4%
63,093 @	Boise Cascade Co.	2,314,251	0.7
102,410 @	Century Aluminum Co.	1,068,136	0.3
97,410	Commercial Metals Co.	1,566,353	0.5
45,831	FutureFuel Corp.	589,845	0.2
4,789	Haynes International, Inc.	236,194	0.1
63,741	HB Fuller Co.	2,589,159	0.8
9,200	Kaiser Aluminum Corp.	764,336	0.3
27,902	Materion Corp.	983,546	0.3
22,830	Minerals Technologies, Inc.	1,555,408	0.5
26,845	Neenah Paper, Inc.	1,582,781	0.5
13,245	OM Group, Inc.	445,032	0.2
13,704	Quaker Chemical Corp.	1,217,463	0.4
60,855	Worthington Industries, Inc.	1,829,301	0.6
		16,741,805	5.4
	Telecommunication Services: 1.1%
21,052	Atlantic Tele-Network, Inc.	1,454,272	0.5
59,928	Consolidated Communications Holdings, Inc.	1,259,087	0.4
41,882	Lumos Networks Corp.	619,435	0.2
		3,332,794	1.1
	Utilities: 2.8%
46,200	American States Water Co.	1,727,418	0.5
62,860	El Paso Electric Co.	2,178,728	0.7
40,446	New Jersey Resources Corp.	1,114,287	0.4
28,871	Northwest Natural Gas Co.	1,217,779	0.4
19,344	ONE Gas, Inc.	823,281	0.3
7,943	Piedmont Natural Gas Co.	280,467	0.1
18,481	Southwest Gas Corp.	983,374	0.3
6,333	UIL Holdings Corp.	290,178	0.1
		8,615,512	2.8
Shares	Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
Total Common Stock (Cost $252,950,208)	$306,906,731	98.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.3%
	Securities Lending Collateralcc: 4.5%
3,364,545	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $3,364,559, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $3,431,836, due 07/15/15-05/20/65)	3,364,545	1.1
2,405,671	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,405,683, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.250%, Market Value plus accrued interest $2,453,773, due 11/15/15-03/01/48)	2,405,671	0.7
3,398,600	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $3,398,616, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $3,466,572, due 01/15/17- 08/15/42)	3,398,600	1.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Index Plus SmallCap Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
3,364,545	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $3,364,558, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $3,431,837, due 07/31/15-05/20/65)	$3,364,545	1.1
1,633,096	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,633,105, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,666,383, due 01/15/17- 01/15/29)	1,633,096	0.5
		14,166,457	4.5
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
5,479,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $5,479,559)	5,479,559	1.8
Shares	Value	Percentage of Net Assets
Total Short-Term Investments (Cost $19,646,016)	$19,646,016	6.3
Total Investments in Securities (Cost $272,596,224)	$326,552,747	104.7
Liabilities in Excess of Other Assets	(14,653,947)	(4.7)
Net Assets	$311,898,800	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $272,798,700.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$66,876,093
Gross Unrealized Depreciation	(13,122,046)
Net Unrealized Appreciation	$53,754,047

See Accompanying Notes to Financial Statements

Voya Global Value Advantage	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.0%
	Consumer Discretionary: 13.9%
327,622	Coach, Inc.	$11,338,997	1.5
160,900	Denso Corp.	8,005,276	1.0
264,870 @	Hilton Worldwide Holdings, Inc.	7,297,168	1.0
97,945	Home Depot, Inc.	10,884,628	1.4
151,190	Kohl’s Corp.	9,466,006	1.2
96,683	Nike, Inc.	10,443,698	1.4
242,320	Reed Elsevier NV	5,763,761	0.8
78,366	Renault S.A.	8,216,490	1.1
199,200	Toyota Motor Corp.	13,329,923	1.7
147,564	Viacom - Class B	9,538,537	1.2
110,416	Walt Disney Co.	12,602,882	1.6
		106,887,366	13.9
	Consumer Staples: 8.9%
118,574	Casino Guichard Perrachon S.A.	9,000,082	1.1
205,921	ConAgra Foods, Inc.	9,002,866	1.2
129,450	Dr Pepper Snapple Group, Inc.	9,436,905	1.2
92,309	Kimberly-Clark Corp.	9,781,985	1.3
114,296	Kraft Foods Group, Inc.	9,731,162	1.3
57,533	KT&G Corp.	4,894,779	0.6
97,871	Philip Morris International, Inc.	7,846,318	1.0
217,446	Unilever NV	9,091,248	1.2
		68,785,345	8.9
	Energy: 7.2%
107,019	Hess Corp.	7,157,431	0.9
127,601	Occidental Petroleum Corp.	9,923,530	1.3
167,141 @	Royal Dutch Shell PLC - Class A ADR	9,528,708	1.2
119,412	Sasol Ltd.	4,421,794	0.6
148,745	Schlumberger Ltd.	12,820,332	1.7
229,617	Total S.A.	11,262,958	1.5
		55,114,753	7.2
	Financials: 20.2%
343,972	Admiral Group PLC	7,495,209	1.0
12,513,000	Bank of China Ltd.	8,120,703	1.1
205,800	Blackstone Group LP	8,411,046	1.1
1,512,770	Challenger Financial Services Group Ltd.	7,841,598	1.0
8,691,000	China Construction Bank	7,927,548	1.0
197,140	Host Hotels & Resorts, Inc.	3,909,286	0.5
2,455,825	Intesa Sanpaolo S.p.A.	8,918,310	1.2
217,237	JPMorgan Chase & Co.	14,719,979	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
2,488,271	Legal & General Group PLC	$9,729,236	1.3
173,101	Macquarie Group Ltd.	10,845,731	1.4
1,068,299	Natixis SA	7,710,300	1.0
253,600	NKSJ Holdings, Inc.	9,285,877	1.2
136,192	Prudential Financial, Inc.	11,919,524	1.5
196,009	Starwood Property Trust, Inc.	4,227,914	0.6
2,255,000	Sumitomo Mitsui Trust Holdings, Inc.	10,315,727	1.3
106,679	Swiss Re Ltd.	9,443,519	1.2
258,308	Wells Fargo & Co.	14,527,242	1.9
		155,348,749	20.2
	Health Care: 11.8%
171,817	AstraZeneca PLC	10,874,273	1.4
241,510	Bristol-Myers Squibb Co.	16,070,076	2.1
99,252	Gilead Sciences, Inc.	11,620,424	1.5
147,732	Medtronic PLC	10,946,941	1.4
156,444	Novartis AG	15,387,904	2.0
50,498	Roche Holding AG	14,159,210	1.8
98,146	UnitedHealth Group, Inc.	11,973,812	1.6
		91,032,640	11.8
	Industrials: 11.7%
3,962	AP Moller - Maersk A/S - Class B	7,163,462	0.9
83,623	Boeing Co.	11,600,182	1.5
3,129,900	China Railway Construction Corp. Ltd.	4,832,224	0.6
385,592	General Electric Co.	10,245,179	1.4
498,000	LIXIL Group Corp.	9,878,152	1.3
392,574	Koninklijke Philips NV	10,019,481	1.3
514,900	Mitsubishi Corp.	11,319,566	1.5
98,596	Siemens AG	9,975,117	1.3
73,861	Union Pacific Corp.	7,044,124	0.9
68,791	United Technologies Corp.	7,630,986	1.0
		89,708,473	11.7
	Information Technology: 10.7%
189,882	Apple, Inc.	23,815,950	3.1
386,754	Cisco Systems, Inc.	10,620,265	1.4
346,621	Intel Corp.	10,542,478	1.4
461,000	MediaTek, Inc.	6,301,680	0.8
174,298 L	Microchip Technology, Inc.	8,266,082	1.1
338,212	Microsoft Corp.	14,932,060	1.9
329,951 @	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,493,187	1.0
		81,971,702	10.7

See Accompanying Notes to Financial Statements

Voya Global Value Advantage	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 5.0%
115,337	BASF SE	$10,148,863	1.3
565,643	BHP Billiton Ltd.	11,538,469	1.5
155,907	Dow Chemical Co.	7,977,761	1.0
151,629	Koninklijke DSM NV	8,803,632	1.2
		38,468,725	5.0
	Telecommunication Services: 4.2%
221,044	AT&T, Inc.	7,851,483	1.0
4,967,197	Bezeq Israeli Telecommunication Corp., Ltd.	8,459,002	1.1
745,000	China Mobile Ltd.	9,531,467	1.3
334,253	MTN Group Ltd.	6,278,665	0.8
		32,120,617	4.2
	Utilities: 2.4%
344,381 L	Gas Natural SDG S.A.	7,819,964	1.0
257,715	Southern Co.	10,798,259	1.4
		18,618,223	2.4
	Total Common Stock (Cost $749,892,598)	738,056,593	96.0
PREFERRED STOCK: 1.2%
	Financials: 0.7%
474,660	Itau Unibanco Holding S.A.	5,228,878	0.7
1,023,408	Cia Energetica de Minas Gerais	3,880,860	0.5
	Total Preferred Stock (Cost $10,086,647)	9,109,738	1.2
	Total Long-Term Investments (Cost $759,979,245)	747,166,331	97.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc: 1.5%
2,862,620	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,862,632, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $2,919,873, due 07/15/15-05/20/65)	2,862,620	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
2,862,620	Citigroup, Inc., Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,862,631, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.625%- 6.500%, Market Value plus accrued interest $2,919,873, due 11/15/16-07/01/45)	$2,862,620	0.4
2,862,620	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,862,634, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $2,919,858, due 11/15/15-03/01/48)	2,862,620	0.3
2,108,249	Royal Bank of Canada, Repurchase Agreement dated 06/30/15, 0.10%, due 07/01/15 (Repurchase Amount $2,108,255, collateralized by various U.S. Government Agency Obligations, 2.375%-6.500%, Market Value plus accrued interest $2,150,414, due 03/01/19-02/20/65)	2,108,249	0.3
1,357,008	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,357,015, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,384,668, due 01/15/17-01/15/29)	1,357,008	0.2
		12,053,117	1.5

See Accompanying Notes to Financial Statements

Voya Global Value Advantage	PORTFOLIO OF INVESTMENTS
Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
8,999,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $8,999,000)	$8,999,000	1.2
	Total Short-Term Investments (Cost $21,052,117)	21,052,117	2.7
	Total Investments in Securities (Cost $781,031,362)	$768,218,448	99.9
	Assets in Excess of Other Liabilities	1,103,790	0.1
	Net Assets	$769,322,238	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

ADR
American Depositary Receipt

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $782,655,721.
Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$24,265,898
Gross Unrealized Depreciation	(38,703,171)
Net Unrealized Depreciation	$(14,437,273)

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.8%
	Consumer Discretionary: 13.6%
124,200	AMC Entertainment Holdings, Inc.	$3,810,456	0.6
407,901 @	Belmond Ltd	5,094,684	0.8
91,800	Cheesecake Factory	5,006,313	0.8
74,800	Childrens Place Retail Stores, Inc.	4,892,668	0.7
91,337 @	Dave & Buster’s Entertainment, Inc.	3,296,352	0.5
104,736 @	Express, Inc.	1,896,769	0.3
178,600	Finish Line, Inc.	4,968,652	0.8
64,500 @	Hibbett Sporting Goods, Inc.	3,004,410	0.5
62,555 @	Imax Corp.	2,519,090	0.4
60,400	Jack in the Box, Inc.	5,324,864	0.8
171,900 @	La Quinta Holdings, Inc.	3,927,915	0.6
169,311	La-Z-Boy, Inc.	4,459,652	0.7
40,800	Marriott Vacations Worldwide Corp.	3,743,400	0.6
89,950	Monro Muffler Brake, Inc.	5,591,292	0.9
67,900	Papa John’s International, Inc.	5,133,919	0.8
185,175	Pier 1 Imports, Inc.	2,338,760	0.3
58,616	Pool Corp.	4,113,671	0.6
139,800 @	Sally Beauty Holdings,Inc.	4,414,884	0.7
66,500 L	Sturm Ruger & Co., Inc.	3,820,425	0.6
48,300	Vail Resorts, Inc.	5,274,360	0.8
192,200	Wolverine World Wide, Inc.	5,473,856	0.8
		88,106,392	13.6
	Consumer Staples: 2.0%
44,210	Casey’s General Stores, Inc.	4,232,665	0.7
194,900	Flowers Foods, Inc.	4,122,135	0.6
94,700	Pinnacle Foods, Inc.	4,312,638	0.7
		12,667,438	2.0
	Energy: 3.0%
270,800 @	Bill Barrett Corp.	2,326,172	0.4
112,500 @	C&J Energy Services Ltd.	1,485,000	0.2
106,300 @	Carrizo Oil & Gas, Inc.	5,234,212	0.8
313,500 @,L	Cloud Peak Energy, Inc.	1,460,910	0.2
37,432 @	Dril-Quip, Inc.	2,816,758	0.4
338,810 @	Energy XXI Bermuda Ltd.	891,070	0.1
676,000 @	Key Energy Services, Inc.	1,216,800	0.2
633,300 @	Petroquest Energy, Inc.	1,253,934	0.2
113,400 @	Unit Corp.	3,075,408	0.5
		19,760,264	3.0
	Financials: 23.8%
213,300	Colony Capital, Inc.	4,831,245	0.8
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
167,682	CubeSmart	$3,883,515	0.6
142,563	CyrusOne, Inc.	4,198,480	0.7
148,937	DCT Industrial Trust, Inc.	4,682,579	0.7
113,460	Easterly Government Properties, Inc.	1,806,283	0.3
124,535 @	Encore Capital Group, Inc.	5,322,626	0.8
98,603	Evercore Partners, Inc.	5,320,618	0.8
161,979	First American Financial Corp.	6,027,239	0.9
143,178	Great Western Bancorp, Inc.	3,452,022	0.5
117,800	Highwoods Properties, Inc.	4,706,110	0.7
34,737	Infinity Property & Casualty Corp.	2,634,454	0.4
332,800	Investors Bancorp, Inc.	4,093,440	0.6
150,100	Kennedy-Wilson Holdings, Inc.	3,690,959	0.6
153,518	LaSalle Hotel Properties	5,443,748	0.8
41,837	MarketAxess Holdings, Inc.	3,881,219	0.6
185,300	MB Financial, Inc.	6,381,732	1.0
75,500	Nelnet, Inc.	3,269,905	0.5
111,100	PacWest Bancorp	5,195,036	0.8
99,751	Primerica, Inc.	4,557,623	0.7
90,200	PrivateBancorp, Inc.	3,591,764	0.6
67,718	Prosperity Bancshares, Inc.	3,910,037	0.6
95,423	QTS Realty Trust, Inc.	3,478,168	0.5
349,700	Radian Group, Inc.	6,560,372	1.0
209,288	Redwood Trust, Inc.	3,285,822	0.5
148,900	Selective Insurance Group	4,176,645	0.7
33,533 @	Signature Bank	4,908,896	0.8
78,200	South State Corp.	5,942,418	0.9
47,165 @	Springleaf Holdings, Inc.	2,165,345	0.3
35,089 @	Square 1 Financial, Inc.	959,684	0.2
217,400	Starwood Property Trust, Inc.	4,689,318	0.7
273,800	Sterling Bancorp/DE	4,024,860	0.6
100,785 @	Stifel Financial Corp.	5,819,326	0.9
34,624 @	SVB Financial Group	4,985,164	0.8
190,760	Talmer Bancorp, Inc.	3,195,230	0.5
172,000	Urban Edge Properties	3,575,880	0.6
124,700	Webster Financial Corp.	4,931,885	0.8
		153,579,647	23.8
	Health Care: 13.4%
86,100 @	Acadia Pharmaceuticals, Inc.	3,605,868	0.6
65,591 @	Acorda Therapeutics, Inc.	2,186,148	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
118,500 @,L	Aerie Pharmaceuticals, Inc.	$2,091,525	0.3
113,800 @	AMN Healthcare Services, Inc.	3,594,942	0.6
82,249 @	Amsurg Corp.	5,753,318	0.9
68,499 @	Charles River Laboratories International, Inc.	4,818,220	0.7
54,300 @,L	Enanta Pharmaceuticals, Inc.	2,442,957	0.4
83,300 @	Envision Healthcare Holdings, Inc.	3,288,684	0.5
17,100 @,L	Esperion Therapeutics, Inc.	1,398,096	0.2
98,100 @	Greatbatch, Inc.	5,289,552	0.8
48,524 @	Haemonetics Corp.	2,006,953	0.3
105,500 @,L	Halozyme Therapeutics, Inc.	2,382,190	0.4
151,949	Healthsouth Corp.	6,998,771	1.1
94,800	Hill-Rom Holdings, Inc.	5,150,484	0.8
37,875 @	Impax Laboratories, Inc.	1,739,220	0.3
106,500 @	Masimo Corp.	4,125,810	0.6
60,448 @	Medicines Co.	1,729,417	0.3
47,814 @	Mednax, Inc.	3,543,495	0.5
164,752 @,L	Nektar Therapeutics	2,061,047	0.3
28,400 @	Neurocrine Biosciences, Inc.	1,356,384	0.2
98,536	Owens & Minor, Inc.	3,350,224	0.5
24,500 @	Pacira Pharmaceuticals, Inc./DE	1,732,640	0.3
80,480	Steris Corp.	5,186,131	0.8
53,500 @	Tetraphase Pharmaceuticals, Inc.	2,538,040	0.4
65,300 @	Thoratec Corp.	2,910,421	0.5
61,700 @	WellCare Health Plans, Inc.	5,234,011	0.8
		86,514,548	13.4
	Industrials: 16.6%
145,700	ABM Industries, Inc.	4,789,159	0.7
200,500	Actuant Corp.	4,629,545	0.7
74,341 @	Atlas Air Worldwide Holdings, Inc.	4,085,781	0.6
140,700	Barnes Group, Inc.	5,485,893	0.9
135,900 @	Beacon Roofing Supply, Inc.	4,514,598	0.7
400,300 @	Blount International, Inc.	4,371,276	0.7
205,600	Brady Corp.	5,086,544	0.8
89,000	Clarcor, Inc.	5,539,360	0.9
66,200	Curtiss-Wright Corp.	4,795,528	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
151,517	Healthcare Services Group, Inc.	$5,007,637	0.8
226,700	Heartland Express, Inc.	4,586,141	0.7
83,400 @	HUB Group, Inc	3,364,356	0.5
124,600	KAR Auction Services, Inc.	4,660,040	0.7
112,400 @	On Assignment, Inc.	4,415,072	0.7
73,700	Orbital ATK, Inc.	5,406,632	0.8
60,122	Regal-Beloit Corp.	4,364,256	0.7
40,299 @	Teledyne Technologies, Inc.	4,251,948	0.7
138,200	Tetra Tech, Inc.	3,543,448	0.5
86,900	Toro Co.	5,890,082	0.9
13,268 @	Univar, Inc.	345,366	0.1
86,300	Universal Forest Products, Inc.	4,490,189	0.7
59,400	Waste Connections, Inc.	2,798,928	0.4
106,100	Watts Water Technologies, Inc.	5,501,285	0.9
93,200	Woodward, Inc.	5,125,068	0.8
		107,048,132	16.6
	Information Technology: 17.0%
157,000 @	Advanced Energy Industries, Inc.	4,315,930	0.7
85,200 @	Black Knight Financial Services, Inc.	2,630,124	0.4
127,012 @	Blackhawk Network Holdings, Inc.	5,232,895	0.8
63,100 @	Bottomline Technologies, Inc.	1,754,811	0.3
47,300 @	CACI International, Inc.	3,826,097	0.6
162,866 @	Cardtronics, Inc.	6,034,185	0.9
118,500 @	Commvault Systems, Inc.	5,025,585	0.8
185,100 @	Cornerstone OnDemand, Inc.	6,441,480	1.0
211,400	EVERTEC, Inc.	4,490,136	0.7
119,500	Flir Systems, Inc.	3,682,990	0.6
84,700	j2 Global, Inc.	5,754,518	0.9
63,200	Littelfuse, Inc.	5,997,048	0.9
184,800 @	Microsemi Corp.	6,458,760	1.0
79,917	MKS Instruments, Inc.	3,032,051	0.5
75,400 @	Netgear, Inc.	2,263,508	0.4
87,600	Plantronics, Inc.	4,932,756	0.8
107,559 @	Plexus Corp.	4,719,689	0.7
307,000 @	Polycom, Inc.	3,512,080	0.5
145,569 @	Q2 Holdings, Inc.	4,112,324	0.6
165,900 @	QLIK Technologies, Inc.	5,799,864	0.9
100,300 @	Rofin-Sinar Technologies, Inc.	2,768,280	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
124,700 @	Semtech Corp.	$2,475,295	0.4
33,100 @	Ultimate Software Group, Inc.	5,439,654	0.8
137,800 @	Veeco Instruments, Inc.	3,960,372	0.6
45,300 @	WEX, Inc.	5,162,841	0.8
		109,823,273	17.0
	Materials: 4.4%
101,400	Carpenter Technology Corp.	3,922,152	0.6
327,100	Commercial Metals Co.	5,259,768	0.8
151,800	HB Fuller Co.	6,166,116	0.9
82,300	Minerals Technologies, Inc.	5,607,099	0.9
88,600	Olin Corp.	2,387,770	0.4
1,068,500 @	Thompson Creek Metals Co., Inc.	876,170	0.1
144,400	Worthington Industries, Inc.	4,340,664	0.7
		28,559,739	4.4
	Utilities: 2.0%
135,100	El Paso Electric Co.	4,682,566	0.7
35,100	Idacorp, Inc.	1,970,514	0.3
66,568	ONE Gas, Inc.	2,833,134	0.4
105,700	Portland General Electric Co.	3,505,012	0.6
		12,991,226	2.0
	Total Common Stock
	(Cost $495,898,924)	619,050,659	95.8
EXCHANGE-TRADED FUNDS: 0.6%
26,900	iShares Russell 2000 Index Fund	3,358,734	0.6
	Total Exchange-Traded Funds
	(Cost $3,071,821)	3,358,734	0.6
	Total Long-Term Investments
	(Cost $498,970,745)	622,409,393	96.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.8%
	Securities Lending Collateralcc: 1.8%
2,764,674	Cantor Fitzgerald, Repurchase Agreement dated 06/30/15, 0.15%, due 07/01/15 (Repurchase Amount $2,764,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $2,819,967, due 07/15/15-05/20/65)	$2,764,674	0.4
2,243,337	Daiwa Capital Markets, Repurchase Agreement dated 06/30/15, 0.18%, due 07/01/15 (Repurchase Amount $2,243,348, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.250%, Market Value plus accrued interest $2,288,193, due 11/15/15-03/01/48)	2,243,337	0.4
2,764,700	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/15, 0.17%, due 07/01/15 (Repurchase Amount $2,764,713, collateralized by various U.S. Government Securities, 0.750%-2.750%, Market Value plus accrued interest $2,819,994, due 01/15/17-08/15/42)	2,764,700	0.4
2,764,674	Nomura Securities, Repurchase Agreement dated 06/30/15, 0.14%, due 07/01/15 (Repurchase Amount $2,764,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.500%, Market Value plus accrued interest $2,819,968, due 07/31/15-05/20/65)	2,764,674	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2015 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc (continued)
1,103,323	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/15, 0.20%, due 07/01/15 (Repurchase Amount $1,103,329, collateralized by various U.S. Government Securities, 0.125%-2.500%, Market Value plus accrued interest $1,125,812, due 01/15/17-01/15/29)	$1,103,323	0.2
		11,640,708	1.8
Shares		Value	Percentage Net Assets
	Mutual Funds: 4.0%
26,134,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.090%†† (Cost $26,134,000)	26,134,000	4.0
	Total Short-Term Investments (Cost $37,774,708)	37,774,708	5.8
	Total Investments in Securities (Cost $536,745,453)	$660,184,101	102.2
	Liabilities in Excess of Other Assets	(13,904,862)	(2.2)
	Net Assets	$646,279,239	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

††
Rate shown is the 7-day yield as of June 30, 2015.

@
Non-income producing security.

cc
Represents securities purchased with cash collateral received for securities on loan.

L
Loaned security, a portion or all of the security is on loan at June 30, 2015.

Cost for federal income tax purposes is $539,803,744.
Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$151,756,724
Gross Unrealized Depreciation	(31,376,367)
Net Unrealized Appreciation	$120,380,357

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities By Closed-End Management Investment Company and Affiliated Purchases.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Director vacancies on the Board. The Committee currently consists of all Independent Directors of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.
The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as director: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a director (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of directors, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.
The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.
Item 11. Controls and Procedures.
(a)
Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)
There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.
(a)(1)
The Code of Ethics is not required for the semi-annual filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)
Not required for semi-annual filing.

(b)
The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant): Voya Variable Portfolios, Inc.
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By	/s/ Shaun P. Mathews Shaun P. Mathews President and Chief Executive Officer
Date: September 4, 2015
By	/s/ Todd Modic Todd Modic Senior Vice President and Chief Financial Officer
Date: September 4, 2015